UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 to June 30, 2013

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 90.0%	SHARES	VALUE (Note 2)
Australia - 2.9%
Alumina Ltd. †	37,995	$33,814
AMP Ltd.	23,051	89,148
Arrium Ltd.	230,247	162,947
ASX Ltd.	2,722	82,084
Australia & New Zealand Banking Group Ltd.	54,632	1,418,212
Bank of Queensland Ltd.	24,629	195,071
BHP Billiton Ltd.	51,827	1,491,727
Brambles Ltd.	9,380	79,900
Caltex Australia Ltd.	5,743	94,462
CFS Retail Property Trust Group REIT	36,456	66,465
Commonwealth Bank of Australia	25,719	1,618,911
Computershare Ltd.	7,001	65,642
CSL Ltd.	12,744	715,914
Dexus Property Group REIT	74,910	73,052
Downer EDI Ltd.	121,338	395,621
Fortescue Metals Group Ltd.	19,404	53,416
Goodman Group REIT	30,110	133,868
GPT Group REIT	29,672	104,188
GPT Group REIT (3)†(a)	96,388	—
Insurance Australia Group Ltd.	19,934	98,946
JB Hi-Fi Ltd.	8,029	122,994
Lend Lease Group	8,523	64,982
Macquarie Group Ltd.	8,614	328,546
Mirvac Group REIT	51,825	75,872
Myer Holdings Ltd.	108,148	234,932
National Australia Bank Ltd.	43,696	1,181,975
Newcrest Mining Ltd.	12,358	114,079
OZ Minerals Ltd.	5,222	19,598
Qantas Airways Ltd. †	270,985	332,847
Rio Tinto Ltd.	1,136	54,443
Sims Metal Management Ltd.	10,982	82,944
Sonic Healthcare Ltd.	4,827	65,576
Stockland REIT	43,746	139,194
Suncorp Group Ltd.	44,800	486,577
Telecom Corp of New Zealand Ltd.	142,455	246,031
Telstra Corp. Ltd.	238,106	1,035,159
Transfield Services Ltd.	120,168	84,845
Wesfarmers Ltd.	13,236	478,959
Westfield Group REIT	35,184	368,504
Westfield Retail Trust REIT	46,500	131,506
Westpac Banking Corp.	54,471	1,430,130
Woodside Petroleum Ltd.	8,475	269,911
Woolworths Ltd.	30,575	915,925

		15,238,917

Belgium - 0.9%
Anheuser-Busch InBev NV	41,036	3,694,603
Solvay SA	5,684	744,258

		4,438,861

Canada - 3.8%
Agrium, Inc. (1)	8,400	728,261
Alimentation Couche Tard, Inc., Class B (1)	3,400	201,731
ARC Resources Ltd. (1)	4,700	123,030
Athabasca Oil Corp. (1)†	4,800	29,712
Bank of Montreal (1)	18,380	1,066,065

	SHARES	VALUE (Note 2)
Canada - 3.8% (continued)
Bank of Nova Scotia (1)	5,799	$309,993
Baytex Energy Corp. (1)	1,900	68,470
BCE, Inc. (1)	7,309	299,671
Bonavista Energy Corp. (1)	1,300	16,873
Brookfield Asset Management, Inc., Class A (1)	10,002	359,490
Brookfield Office Properties, Inc. (1)	2,845	47,313
Canadian Imperial Bank of Commerce (1)	11,400	809,067
Canadian National Railway Co. (1)	8,500	827,612
Canadian Oil Sands Ltd. (1)	21,400	396,176
Canadian Pacific Railway Ltd. (1)	3,800	460,791
CI Financial Corp. (1)	2,600	74,833
Crescent Point Energy Corp. (1)(b)	6,500	220,457
Eldorado Gold Corp. (1)	10,600	65,614
Empire Co., Ltd., Class A (1)	5,900	451,153
Enerplus Corp. (1)	2,951	43,604
Franco-Nevada Corp. (1)	2,100	75,178
Goldcorp, Inc. (1)	12,788	317,603
Great-West Lifeco, Inc. (1)	3,145	85,316
Husky Energy, Inc. (1)	32,300	860,555
IGM Financial, Inc. (1)	1,700	72,885
Imperial Oil Ltd. (1)	19,400	740,620
Industrial Alliance Insurance & Financial Services, Inc. (1)	15,600	617,058
Kinross Gold Corp. (1)	78,900	404,365
Loblaw Cos., Ltd. (1)	5,700	257,711
Magna International, Inc. (1)	12,134	863,698
MEG Energy Corp. (1)†	2,000	54,826
New Gold, Inc. (1)†	7,000	45,327
Onex Corp. (1)	14,400	653,388
Open Text Corp. (1)	5,400	369,174
Osisko Mining Corp. (1)†	5,500	18,199
Penn West Petroleum Ltd. (1)	7,500	79,158
Potash Corp of Saskatchewan, Inc. (1)	4,900	186,924
Power Corp. of Canada (1)	4,746	127,348
RioCan Real Estate Investment Trust REIT (1)	2,100	50,458
Rogers Communications, Inc., Class B (1)	12,500	489,683
Royal Bank of Canada (1)	25,224	1,469,741
Shaw Communications, Inc., Class B (1)	11,800	283,191
Silver Wheaton Corp. (1)	5,300	103,863
SNC-Lavalin Group, Inc. (1)	11,900	502,726
Sun Life Financial, Inc. (1)	18,400	544,984
Suncor Energy, Inc. (1)	45,682	1,346,527
Talisman Energy, Inc. (1)	51,100	583,056
Teck Resources Ltd., Class B (1)	20,193	431,432
Toronto-Dominion Bank/The (1)	9,112	731,854
Tourmaline Oil Corp. (1)†	1,900	76,112
TransCanada Corp. (1)	12,300	529,566
Turquoise Hill Resources Ltd. (1)†	4,885	28,984
Vermilion Energy, Inc. (1)	1,500	73,324
Yamana Gold, Inc. (1)	12,000	114,443

		19,789,193

China - 0.0% (c)
Foxconn International Holdings Ltd. †	101	54

The accompanying notes are an integral part of these financial statements.	(Continued)

2	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Denmark - 0.2%
Coloplast A/S, Class B	11,513	$644,660
Danske Bank A/S †	10,597	180,774
Novo Nordisk A/S, Class B	2,172	337,664

		1,163,098

Finland - 0.5%
Kone OYJ, Class B	2,052	162,764
Metso OYJ	39,715	1,345,262
Orion OYJ, Class B	26,107	611,741
Sampo OYJ, A Shares	14,982	583,397

		2,703,164

France - 3.6%
AXA SA	30,119	593,727
BNP Paribas SA	16,706	914,571
Christian Dior SA	242	39,096
Cie Generale des Etablissements Michelin	21,076	1,884,531
Danone SA	39,987	3,009,758
Essilor International SA	2,904	309,386
European Aeronautic Defence and Space Co. NV	5,741	307,148
Gecina SA REIT	612	67,641
ICADE REIT	655	54,030
Kering	7,011	1,426,649
Klepierre REIT	1,740	68,572
L’Oreal SA	6,515	1,070,965
Renault SA	14,137	952,234
Safran SA	7,000	365,445
Sanofi	31,534	3,260,004
Schneider Electric SA	4,214	306,049
Societe BIC SA	4,513	452,739
Societe Generale SA	10,937	376,402
Total SA	38,405	1,875,823
Unibail-Rodamco SE REIT	1,690	393,610
Vivendi SA	57,639	1,092,353

		18,820,733

Germany - 2.8%
Adidas AG	23,535	2,544,107
BASF SE	14,053	1,253,438
Bayerische Motoren Werke AG	3,527	307,823
Celesio AG	622	13,502
Continental AG	13,686	1,824,469
Deutsche Boerse AG	3,692	242,780
Deutsche Lufthansa AG †	41,514	840,966
Deutsche Post AG	83,272	2,066,648
Deutsche Telekom AG	28,121	327,625
Fresenius SE & Co. KGaA	1,761	216,745
Hannover Rueckversicherung SE	5,066	364,282
HeidelbergCement AG	16,937	1,134,795
Merck KGaA	16,231	2,468,408
Muenchener Rueckversicherungs AG	3,187	585,493
Suedzucker AG	10,174	314,981

		14,506,062

Hong Kong - 1.1%
AIA Group Ltd.	227,000	956,351

	SHARES	VALUE (Note 2)
Hong Kong - 1.1% (continued)
ASM Pacific Technology Ltd.	2,982	$32,736
Cheung Kong Holdings Ltd.	17,201	231,946
Cheung Kong Infrastructure Holdings Ltd.	5,749	38,308
CLP Holdings Ltd.	30,511	246,646
First Pacific Co., Ltd.	34,000	36,346
Galaxy Entertainment Group Ltd. †	49,000	238,014
Hang Lung Group Ltd.	791	4,237
Hang Seng Bank Ltd.	14,057	207,012
Henderson Land Development Co., Ltd.	27,500	163,319
HKT Trust/HKT Ltd.	842	805
Hong Kong & China Gas Co., Ltd.	42,020	102,531
Hong Kong Exchanges and Clearing Ltd.	18,769	281,899
Hopewell Holdings Ltd.	9,195	30,518
Hutchison Whampoa Ltd.	33,489	350,371
Hysan Development Co., Ltd.	37,823	163,287
Li & Fung Ltd.	1,468	2,001
Link REIT/The REIT	39,329	193,014
Mongolia Energy Corp. Ltd. †	885	26
MTR Corp. Ltd.	22,500	82,683
New World Development Co., Ltd.	58,173	79,905
NWS Holdings Ltd.	19,500	29,895
PCCW Ltd.	65,406	30,525
Power Assets Holdings Ltd.	38,000	327,104
Sands China Ltd.	35,600	166,361
Sino Land Co., Ltd.	228,000	318,784
SJM Holdings Ltd.	125,000	303,352
Sun Hung Kai Properties Ltd.	12,022	154,387
Swire Pacific Ltd., Class A	11,818	142,387
Swire Properties Ltd.	72	212
Television Broadcasts Ltd.	442	3,025
Wharf Holdings Ltd.	46,604	388,976
Wheelock & Co., Ltd.	48,844	243,700
Wing Hang Bank Ltd.	3,000	26,833
Wynn Macau Ltd.	38,800	104,363
Yue Yuen Industrial Holdings Ltd.	76,123	196,723

		5,878,582

Italy - 0.5%
Assicurazioni Generali SpA	18,525	323,811
Enel SpA	359,271	1,127,382
Eni SpA	11,135	228,535
Intesa Sanpaolo SpA	181,257	290,109
Prysmian SpA	17,946	334,781
UniCredit SpA	67,592	315,985

		2,620,603

Japan - 8.5%
Asahi Glass Co., Ltd.	236	1,530
Astellas Pharma, Inc.	10,600	575,836
Bank of Yokohama Ltd./The	53,000	273,409
Bridgestone Corp.	23,400	797,945
Canon, Inc.	15,145	496,351
Central Japan Railway Co.	7,800	950,664
Chiba Bank Ltd./The	87,000	593,594
Chubu Electric Power Co., Inc.	14,554	206,158
Chugai Pharmaceutical Co., Ltd.	29,900	618,910
Citizen Holdings Co., Ltd.	19,700	109,881
Credit Saison Co., Ltd.	75	1,885

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	3

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 8.5% (continued)
Dai Nippon Printing Co., Ltd.	21,000	$191,620
Daicel Corp.	38,000	332,119
Dai-ichi Life Insurance Co., Ltd./The	150	215,332
Daiichi Sankyo Co., Ltd.	28,100	468,281
Daito Trust Construction Co., Ltd.	1,586	149,432
Daiwa House Industry Co., Ltd.	8,151	151,829
Daiwa Securities Group, Inc.	27,000	226,123
Denki Kagaku Kogyo KK	71,000	257,012
Denso Corp.	4,800	225,663
DIC Corp.	495	1,236
East Japan Railway Co.	13,112	1,020,540
Fuji Electric Co., Ltd.	179,000	629,378
Fuji Heavy Industries Ltd.	32,733	808,316
FUJIFILM Holdings Corp.	19,444	427,644
Fujitsu Ltd.	115	476
Fukuoka Financial Group, Inc.	15,000	63,797
Hino Motors Ltd.	17,975	263,764
Hitachi High-Technologies Corp.	58	1,399
Honda Motor Co., Ltd.	13,197	490,261
Hoya Corp.	6	123
IHI Corp.	70,000	264,846
Isuzu Motors Ltd.	95,000	649,415
ITOCHU Corp.	35,188	406,910
J Front Retailing Co., Ltd.	52,000	414,683
Japan Real Estate Investment Corp. REIT	12	134,049
Japan Retail Fund Investment Corp. REIT	38	79,388
Japan Tobacco, Inc.	35,800	1,263,652
JFE Holdings, Inc.	26,100	571,798
JGC Corp.	19,000	684,237
JSR Corp.	19,600	396,579
JTEKT Corp.	88	986
JX Holdings, Inc.	14	68
Kaneka Corp.	354	2,334
Kao Corp.	9,600	326,799
KDDI Corp.	2,400	124,976
Keisei Electric Railway Co., Ltd.	31,461	294,747
Kinden Corp.	284	2,444
Kirin Holdings Co., Ltd.	26,000	407,272
Kobe Steel Ltd. †	759	939
Koito Manufacturing Co., Ltd.	22,000	419,384
Konica Minolta, Inc.	72,500	545,687
Kubota Corp.	343	4,992
Makita Corp.	46	2,473
Marubeni Corp.	44,000	294,068
Marui Group Co., Ltd.	11,500	114,559
Mazda Motor Corp. †	203,000	802,548
Medipal Holdings Corp.	39,100	530,106
Miraca Holdings, Inc.	3,228	148,336
Mitsubishi Corp.	36	615
Mitsubishi Estate Co., Ltd.	22,764	606,066
Mitsubishi Heavy Industries, Ltd.	144,000	800,577
Mitsubishi UFJ Financial Group, Inc.	205,149	1,266,974
Mitsubishi UFJ Lease & Finance Co., Ltd.	80	380
Mitsui & Co., Ltd.	13,789	172,917
Mitsui Fudosan Co., Ltd.	17,598	517,382
Mitsumi Electric Co., Ltd. †	40	278
Mizuho Financial Group, Inc.	690,141	1,433,211

	SHARES	VALUE (Note 2)
Japan - 8.5% (continued)
MS&AD Insurance Group Holdings	33,500	$848,561
Namco Bandai Holdings, Inc.	29,400	476,499
NEC Corp.	198,000	433,591
Nippon Building Fund, Inc. REIT	13	150,560
Nippon Express Co., Ltd.	25,000	118,715
Nippon Kayaku Co., Ltd.	546	6,802
Nippon Meat Packers, Inc.	97	1,484
Nippon Steel & Sumitomo Metal	822	2,215
Nippon Telegraph & Telephone Corp.	7,948	414,257
Nishi-Nippon City Bank Ltd./The	363	947
Nitto Denko Corp.	94	6,029
NKSJ Holdings, Inc.	10,900	259,034
Nomura Holdings, Inc.	58,800	432,813
Nomura Real Estate Holdings, Inc.	1,700	37,552
North Pacific Bank Ltd.	68	250
NTT DOCOMO, Inc.	461	717,180
Oji Holdings Corp.	682	2,749
Omron Corp.	14,831	442,157
ORIX Corp.	21,490	293,268
Osaka Gas Co., Ltd.	129,446	546,574
Pacific Metals Co., Ltd.	720	2,989
Panasonic Corp. †	47,800	384,888
Rengo Co., Ltd.	884	4,242
Resona Holdings, Inc.	148,300	722,250
Ricoh Co., Ltd.	19,000	225,156
Rohm Co., Ltd.	5,900	239,606
Secom Co., Ltd.	5,400	293,601
Seino Holdings Co., Ltd.	100	878
Sekisui Chemical Co., Ltd.	32,000	339,793
Sekisui House Ltd.	9,000	130,036
Seven & I Holdings Co., Ltd.	10,330	378,319
Shimamura Co., Ltd.	1,800	218,506
Shin-Etsu Chemical Co., Ltd.	1,700	112,515
Shionogi & Co., Ltd.	17,900	373,276
Softbank Corp.	20,300	1,181,662
Sojitz Corp.	16	27
Sony Corp.	17,517	370,068
Sumitomo Heavy Industries Ltd.	14,000	58,788
Sumitomo Metal Mining Co., Ltd.	19,000	211,635
Sumitomo Mitsui Financial Group, Inc.	33,849	1,549,372
Sumitomo Realty & Development Co., Ltd.	5,624	224,139
Sumitomo Rubber Industries Ltd.	8,100	132,225
Suruga Bank Ltd.	16,000	290,152
Suzuken Co., Ltd.	5,900	198,565
Suzuki Motor Corp.	31,300	721,475
Taisei Corp.	162,000	584,816
Takashimaya Co., Ltd.	52,000	527,037
Takeda Pharmaceutical Co., Ltd.	669	30,168
Tohoku Electric Power Co., Inc. †	6,900	86,153
Tokai Rika Co., Ltd.	65	1,295
Tokio Marine Holdings, Inc.	16,600	523,812
Tokyo Electric Power Co., Inc †	26,870	138,713
Tokyo Gas Co., Ltd.	148,000	816,524
Tokyu Corp.	17,000	111,312
Tokyu Land Corp.	5,000	45,770
TOTO Ltd.	16,000	162,689

The accompanying notes are an integral part of these financial statements.	(Continued)

4	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 8.5% (continued)
Toyo Seikan Kaisha Ltd.	20,900	$321,710
Toyota Boshoku Corp.	6,900	99,213
Toyota Motor Corp.	39,741	2,397,091
Ushio, Inc.	31,300	413,276
USS Co., Ltd.	1,255	159,102
West Japan Railway Co.	6,300	267,185
Yahoo Japan Corp.	301	148,217

		44,626,666

Netherlands - 1.4%
Aegon NV	90,581	607,713
Corio NV REIT	1,041	41,430
Gemalto NV	5,274	477,523
Heineken Holding NV	9,915	555,703
ING Groep NV CVA †	60,387	551,882
Koninklijke Ahold NV	86,537	1,287,062
Koninklijke Philips NV	105,737	2,882,509
Unilever NV CVA	25,851	1,017,607

		7,421,429

New Zealand - 0.1%
Fletcher Building Ltd.	42,620	277,194

Singapore - 0.6%
Ascendas Real Estate Investment Trust REIT	35,478	62,175
CapitaCommercial Trust REIT (b)	33,000	38,069
CapitaMall Trust REIT	34,494	54,128
ComfortDelGro Corp. Ltd.	138,000	198,321
DBS Group Holdings Ltd.	43,054	523,877
Global Logistic Properties Ltd.	29,000	62,729
Hutchison Port Holdings Trust, Class U	83,000	60,781
Jardine Cycle & Carriage Ltd.	291	9,729
Keppel Corp. Ltd.	20,000	163,587
Keppel Land Ltd.	94,000	247,186
Keppel REIT	400	408
Noble Group Ltd.	262,000	199,260
Oversea-Chinese Banking Corp. Ltd.	31,422	247,013
Sembcorp Industries Ltd.	11,777	45,818
Singapore Exchange Ltd.	14,967	82,729
Singapore Technologies Engineering Ltd.	25,103	82,693
Singapore Telecommunications Ltd.	138,635	410,611
StarHub Ltd.	7,476	24,581
United Overseas Bank Ltd.	29,201	456,006
UOL Group Ltd.	10,340	54,661
Wilmar International Ltd.	56,000	138,501
Yangzijiang Shipbuilding Holdings Ltd.	404	264

		3,163,127

Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA	68,218	573,295
Banco Santander SA	143,502	918,305
Gas Natural SDG SA	111,475	2,245,949
Repsol SA	14,217	300,050

		4,037,599

Sweden - 1.3%
Electrolux AB, Series B	89,346	2,254,627

	SHARES	VALUE (Note 2)
Sweden - 1.3% (continued)
Investor AB, B Shares	9,034	$242,480
Nordea Bank AB	119,471	1,334,165
Svenska Cellulosa AB, B Shares	73,651	1,847,074
Swedish Match AB	18,328	650,544
Telefonaktiebolaget LM Ericsson, B Shares	26,472	300,188
TeliaSonera AB	34,247	223,178

		6,852,256

Switzerland - 3.8%
Givaudan SA †	1,157	1,490,881
Nestle SA	47,204	3,097,545
Novartis AG	69,916	4,952,189
Roche Holding AG	22,180	5,505,017
Schindler Holding AG	2,217	308,470
STMicroelectronics NV	102,175	917,909
Sulzer AG	6,593	1,052,790
Swiss Prime Site AG †	1,485	109,168
Transocean Ltd.	6,407	307,645
UBS AG †	21,921	372,084
Wolseley PLC	42,685	1,969,467

		20,083,165

United Kingdom - 7.4%
3i Group PLC	210,603	1,081,386
Antofagasta PLC	42,386	513,595
ARM Holdings PLC	170,468	2,062,165
Associated British Foods PLC	82,074	2,165,118
AstraZeneca PLC	33,542	1,585,827
Aviva PLC	50,620	260,903
Babcock International Group PLC	59,581	1,000,419
BAE Systems PLC	109,069	635,162
Barclays PLC	523,877	2,231,059
BHP Billiton PLC	35,178	896,963
BP PLC	46,177	320,466
British Land Co. PLC REIT	13,261	114,238
British Sky Broadcasting Group PLC	69,738	840,130
BT Group PLC	609,179	2,859,945
Centrica PLC	254,638	1,392,797
Experian PLC	9,936	172,685
Glencore Xstrata PLC	172,942	715,890
Hammerson PLC REIT	10,329	76,586
HSBC Holdings PLC	366,214	3,791,102
Intu Properties PLC REIT	6,502	30,908
ITV PLC	240,490	512,738
Kazakhmys PLC	78,848	311,222
Land Securities Group PLC REIT	12,541	168,435
Lloyds Banking Group PLC †	1,773,757	1,703,361
Next PLC	13,849	959,323
Prudential PLC	58,324	952,010
Randgold Resources Ltd.	1,514	95,937
Reckitt Benckiser Group PLC	19,006	1,344,418
Reed Elsevier PLC	20,306	230,924
Resolution Ltd.	76,598	331,797
Rio Tinto PLC	21,503	874,505
Royal Dutch Shell PLC, A Shares	59,129	1,888,818
Royal Dutch Shell PLC, B Shares	28,248	935,544
Sage Group PLC/The	80,359	415,315

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	5

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United Kingdom - 7.4% (continued)
Segro PLC REIT	13,080	$55,489
Smith & Nephew PLC	143,851	1,611,112
Smiths Group PLC	28,355	564,117
Standard Life PLC	84,218	443,212
TUI Travel PLC	194,118	1,052,465
Tullow Oil PLC	14,217	216,423
Unilever PLC	21,107	854,458
Vodafone Group PLC	250,556	718,013

		38,986,980

United States - 49.8%
3M Co. (1)	11,900	1,301,265
Abbott Laboratories (1)	101,184	3,529,298
Accenture PLC, Class A (1)	33,574	2,415,985
ACE Ltd. (1)	1,196	107,018
Activision Blizzard, Inc. (1)	170,200	2,427,052
Allstate Corp./The (1)	38,500	1,852,620
Altria Group, Inc. (1)	29,696	1,039,063
Amazon.com, Inc. (1)†	1,100	305,459
American Electric Power Co., Inc. (1)	24,700	1,106,066
American International Group, Inc. (1)†	18,200	813,540
American Tower Corp. REIT (1)	8,600	629,262
Ameriprise Financial, Inc. (1)	3,500	283,080
AmerisourceBergen Corp. (1)	25,400	1,418,082
Amgen, Inc. (1)	35,149	3,467,800
Anadarko Petroleum Corp. (1)	5,800	498,394
Annaly Capital Management, Inc. REIT (1)	14,918	187,519
Aon PLC (1)	4,000	257,400
Apple, Inc. (1)	9,228	3,655,026
Archer-Daniels-Midland Co. (1)	42,400	1,437,784
Assurant, Inc. (1)	18,400	936,744
AT&T, Inc. (1)	107,397	3,801,854
AvalonBay Communities, Inc. REIT (1)	2,411	325,268
Avery Dennison Corp. (1)	30,100	1,287,076
Avnet, Inc. (1)†	7,300	245,280
Axis Capital Holdings Ltd. (1)	49,800	2,279,844
Bank of America Corp. (1)	131,938	1,696,723
Baxter International, Inc. (1)	23,000	1,593,210
Becton Dickinson and Co. (1)	1,086	107,329
Berkshire Hathaway, Inc., Class B (1)†	13,150	1,471,748
Best Buy Co., Inc. (1)	32,300	882,759
Biogen Idec, Inc. (1)†	2,300	494,960
BlackRock, Inc. (1)	500	128,425
Boeing Co./The (1)	10,600	1,085,864
Boston Properties, Inc. REIT (1)	2,763	291,414
Boston Scientific Corp. (1)†	230,800	2,139,516
Bunge Ltd. (1)	10,200	721,854
CA, Inc. (1)	40,900	1,170,967
Cardinal Health, Inc. (1)	600	28,320
CareFusion Corp. (1)†	53,200	1,960,420
CBRE Group, Inc., Class A (1)†	6,700	156,512
Celgene Corp. (1)†	15,700	1,835,487
CF Industries Holdings, Inc. (1)	8,200	1,406,300
Chevron Corp. (1)	43,500	5,147,790
Cimarex Energy Co. (1)	17,500	1,137,325
Cisco Systems, Inc. (1)	77,689	1,888,620
Citigroup, Inc. (1)	95,719	4,591,640

	SHARES	VALUE (Note 2)
United States - 49.8% (continued)
Coca-Cola Co./The (1)	65,760	$2,637,634
Colgate-Palmolive Co. (1)	3,656	209,452
Comcast Corp., Class A (1)	53,600	2,244,768
Comerica, Inc. (1)	35,100	1,398,033
Computer Sciences Corp. (1)	33,600	1,470,672
ConocoPhillips (1)	3,375	204,187
CVS Caremark Corp. (1)	68,800	3,933,984
Deere & Co. (1)	6,600	536,250
DIRECTV (1)†	13,869	854,608
Discover Financial Services (1)	26,400	1,257,696
DISH Network Corp., Class A (1)	16,974	721,734
DTE Energy Co. (1)	17,600	1,179,376
Duke Energy Corp. (1)	11,600	783,000
Edison International (1)	10,456	503,561
Electronic Arts, Inc. (1)†	74,800	1,718,156
Eli Lilly & Co. (1)	69,400	3,408,928
Emerson Electric Co. (1)	12,400	676,296
EOG Resources, Inc. (1)	2,300	302,864
Equifax, Inc. (1)	3,800	223,934
Equity Residential REIT (1)	6,948	403,401
Everest Re Group Ltd. (1)	20,800	2,667,808
Express Scripts Holding Co. (1)†	36,600	2,257,854
Exxon Mobil Corp. (1)	77,889	7,037,271
Fidelity National Information Services, Inc. (1)	47,500	2,034,900
Flextronics International Ltd. (1)†	51,200	396,288
Flowserve Corp. (1)	9,900	534,699
Ford Motor Co. (1)	47,100	728,637
Frontier Communications Corp. (1)	28,000	113,400
GameStop Corp., Class A (1)	50,000	2,101,500
Gap, Inc./The (1)	27,119	1,131,676
General Electric Co. (1)	180,402	4,183,522
Goldman Sachs Group, Inc./The (1)	20,100	3,040,125
Google, Inc., Class A (1)†	5,002	4,403,611
H&R Block, Inc. (1)	25,400	704,850
HCP, Inc. REIT (1)	8,272	375,880
Health Care REIT, Inc. REIT (1)	6,100	408,883
Hershey Co./The (1)	7,100	633,888
Hess Corp. (1)	36,900	2,453,481
HollyFrontier Corp. (1)	31,600	1,351,848
Home Depot, Inc./The (1)	12,206	945,599
Honeywell International, Inc. (1)	9,800	777,532
Hormel Foods Corp. (1)	6,300	243,054
Host Hotels & Resorts, Inc. REIT (1)(b)	9,300	156,891
Humana, Inc. (1)	15,600	1,316,328
Ingersoll-Rand PLC (1)	30,200	1,676,704
Intel Corp. (1)	35,067	849,323
International Business Machines Corp. (1)	14,723	2,813,712
International Paper Co. (1)	13,200	584,892
Invesco Ltd. (1)	6,100	193,980
JM Smucker Co./The (1)	10,600	1,093,390
Johnson & Johnson (1)	57,216	4,912,566
JPMorgan Chase & Co. (1)	111,273	5,874,102
KeyCorp (1)	231,200	2,552,448
Kimberly-Clark Corp. (1)	25,563	2,483,190
Kimco Realty Corp. REIT (1)	6,500	139,295

The accompanying notes are an integral part of these financial statements.	(Continued)

6	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 2)
United States - 49.8% (continued)
KLA-Tencor Corp. (1)	29,500	$1,644,035
Leucadia National Corp. (1)	26,900	705,318
Life Technologies Corp. (1)†	5,200	384,852
Lincoln National Corp. (1)	23,700	864,339
Lowe’s Cos., Inc. (1)	11,200	458,080
LSI Corp. (1)†	37,500	267,750
LyondellBasell Industries NV, Class A (1)	49,600	3,286,496
M&T Bank Corp. (1)	8,900	994,575
Macerich Co./The REIT (1)	2,100	128,037
Macy’s, Inc. (1)	36,700	1,761,600
Manpowergroup, Inc. (1)	4,800	263,040
Marathon Oil Corp. (1)	45,429	1,570,935
Marvell Technology Group Ltd. (1)	71,900	841,949
McDonald’s Corp. (1)	2,025	200,475
McKesson Corp. (1)	9,800	1,122,100
Medtronic, Inc. (1)	73,182	3,766,677
Merck & Co., Inc. (1)	75,319	3,498,567
MetLife, Inc. (1)	38,800	1,775,488
Microsoft Corp. (1)	101,950	3,520,333
Mondelez International, Inc., Class A (1)	55,621	1,586,867
Monsanto Co. (1)	13,500	1,333,800
Mylan, Inc. (1)†	28,900	896,767
Nabors Industries Ltd. (1)	88,500	1,354,935
Newfield Exploration Co. (1)†	11,900	284,291
Newmont Mining Corp. (1)	5,161	154,572
News Corp., Class A (1)(b)	13,800	449,880
Northrop Grumman Corp. (1)	35,479	2,937,661
NVIDIA Corp. (1)	104,800	1,470,344
Occidental Petroleum Corp. (1)	11,090	989,561
Omnicare, Inc. (1)	8,700	415,077
Oracle Corp. (1)	51,100	1,569,792
Owens-Illinois, Inc. (1)†	38,700	1,075,473
Parker Hannifin Corp. (1)	2,800	267,120
PepsiCo, Inc. (1)	20,772	1,698,942
PetSmart, Inc. (1)	23,500	1,574,265
Pfizer, Inc. (1)	130,794	3,663,540
Philip Morris International, Inc. (1)	20,793	1,801,090
Pinnacle West Capital Corp. (1)	9,800	543,606
PPG Industries, Inc. (1)	12,797	1,873,609
Procter & Gamble Co./The (1)	60,808	4,681,608
Prologis, Inc. REIT (1)	10,680	402,850
Prudential Financial, Inc. (1)	15,800	1,153,874
Public Storage REIT (1)	3,169	485,903
Raytheon Co. (1)	17,567	1,161,530
Seagate Technology PLC (1)	52,800	2,367,024
Sherwin-Williams Co./The (1)	1,500	264,900
Simon Property Group, Inc. REIT (1)	6,742	1,064,697
SLM Corp. (1)	75,200	1,719,072
Southwest Airlines Co. (1)	19,200	247,488
Sprint Nextel Corp. (1)†	95,700	671,814
SPX Corp. (1)	10,400	748,592
Stryker Corp. (1)	21,900	1,416,492
Symantec Corp. (1)	69,600	1,563,912
TE Connectivity Ltd. (1)	24,500	1,115,730
Time Warner Cable, Inc. (1)	18,000	2,024,640
Time Warner, Inc. (1)	16,600	959,812
Travelers Cos., Inc./The (1)	32,101	2,565,512

	SHARES	VALUE (Note 2)
United States - 49.8% (continued)
Tyson Foods, Inc., Class A (1)	116,200	$2,984,016
Union Pacific Corp. (1)	1,700	262,276
United States Steel Corp. (1)	39,400	690,682
Unum Group (1)	57,900	1,700,523
Valeant Pharmaceuticals International, Inc. (1)†	4,574	394,381
Valero Energy Corp. (1)	15,300	531,981
Ventas, Inc. REIT (1)	4,800	333,408
Verizon Communications, Inc. (1)	49,612	2,497,468
Viacom, Inc., Class B (1)	20,737	1,411,153
Visa, Inc., Class A (1)	7,100	1,297,525
Vornado Realty Trust REIT (1)	2,748	227,672
Walgreen Co. (1)	49,400	2,183,480
Wal-Mart Stores, Inc. (1)	51,705	3,851,505
Walt Disney Co./The (1)	7,500	473,625
Waste Management, Inc. (1)	2,373	95,703
Wells Fargo & Co. (1)	123,470	5,095,607
Western Digital Corp. (1)	40,900	2,539,481
Whiting Petroleum Corp. (1)†	10,900	502,381
Xerox Corp. (1)	61,900	561,433
Yahoo!, Inc. (1)†	100,100	2,513,511
Zimmer Holdings, Inc. (1)	1,700	127,398
Zoetis, Inc. (1)	—	5

		261,273,125

TOTAL COMMON STOCKS (cost $394,792,265)		471,880,808

PREFERRED STOCKS - 0.9%

Germany - 0.9%
Henkel AG & Co. KGaA	25,082	2,355,445
Porsche Automobil Holding SE	25,771	1,990,104
ProSiebenSat.1 Media AG †	17,271	740,759

TOTAL PREFERRED STOCKS (cost $4,441,756)		5,086,308

RIGHTS - 0.0% (c)

Australia - 0.0% (c)
ASX Ltd. †	286	813

Hong Kong - 0.0% (c)
New World Development Co., Ltd. (3)†(a)	727	—

TOTAL RIGHTS (cost $-)		813

MONEY MARKET FUNDS - 6.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares,
0.000% (d)(e) (cost $33,862,851)	33,862,851	33,862,851

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	7

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.1%	SHARES	VALUE (Note 2)
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares,
0.046% (d)(f) (cost $278,805)	278,805	$278,805

TOTAL INVESTMENTS - 97.5% (cost $433,375,677)		511,109,585

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5% (g)		13,227,367

NET ASSETS - 100.0%		$524,336,952

†	Non income-producing security.
(a)	Security fair valued at $0 as of June 30, 2013 using procedures approved by the Board of Trustees.
(b)	All or a portion of the security on loan. The aggregate market value of such securities is $265,338; cash collateral of $278,805 was received with which the Fund purchased a money market fund.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of June 30, 2013.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$50,703,484	9.7%
Consumer Staples	61,307,588	11.6
Energy	35,047,078	6.7
Financials	106,661,107	20.3
Health Care	69,397,179	13.2
Industrials	44,961,102	8.6
Information Technology	54,473,685	10.4
Materials	25,745,467	4.9
Telecommunication Services	17,280,792	3.3
Utilities	11,390,447	2.2
Money Market Funds	34,141,656	6.6

Total Investments	511,109,585	97.5
Other Assets in Excess of Liabilities (g)	13,227,367	2.5

Net Assets	$524,336,952	100.0%

Total return swap contract outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION
The Royal Bank of Scotland	Swiss Market Index Futures	9/20/2013	CHF	(4,409,465)	$49,037

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
19	Amsterdam Index Futures	July 19, 2013	$1,735,719	$1,705,474	$(30,245)
250	CAC40 10 Euro Futures	July 19, 2013	12,503,462	12,152,529	(350,933)
55	DAX Index Futures	September 20, 2013	14,689,333	14,258,193	(431,140)
223	FTSE 100 Index Futures	September 20, 2013	21,440,225	20,898,073	(542,152)
51	Hang Seng Index Futures	July 30, 2013	6,528,998	6,815,189	286,191
96	IBEX 35 Index Futures	July 19, 2013	10,084,303	9,582,935	(501,368)
7	MSCI Singapore Index Futures	July 30, 2013	382,253	390,343	8,090
49	S&P 500 E-Mini Futures	September 20, 2013	3,970,032	3,918,285	(51,747)

The accompanying notes are an integral part of these financial statements.	(Continued)

8	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
162	TOPIX Index Futures	September 12, 2013	$17,996,733	$18,473,685	$476,952

			89,331,058	88,194,706	(1,136,352)

Short Contracts:
48	FTSE/MIB Index Futures	September 20, 2013	(5,055,355)	(4,767,787)	287,568
623	OMXS30 Index Futures	July 19, 2013	(11,091,227)	(10,685,880)	405,347
123	S&P/Toronto Stock Exchange 60 Index Futures	September 19, 2013	(16,359,619)	(16,205,077)	154,542
134	SPI 200 Index Futures	September 19, 2013	(14,681,670)	(14,610,987)	70,683

			(47,187,871)	(46,269,731)	918,140

			$42,143,187	$41,924,975	$(218,212)

Cash held as collateral with broker for futures contracts was $9,142,825 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	14,507,000	$13,585,109	$13,190,184	$(394,925)
Canadian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	CAD	2,406,000	2,306,956	2,283,313	(23,643)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	29,321,000	31,168,651	31,064,561	(104,090)
Danish Krone, Expiring 09/18/13	The Royal Bank of Scotland	DKK	7,619,000	1,361,700	1,330,789	(30,911)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	18,145,000	24,207,689	23,626,750	(580,939)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	499,000	782,908	758,553	(24,355)
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	5,410,000	697,194	697,733	539
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	4,218,000	1,157,337	1,157,513	176
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	3,050,413,000	30,999,919	30,767,768	(232,151)
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	173,396,000	29,677,162	28,464,625	(1,212,537)
New Zealand Dollar, Expiring 09/18/13	The Royal Bank of Scotland	NZD	4,576,000	3,613,535	3,526,073	(87,462)
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	108,922,000	16,570,029	16,213,233	(356,796)
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	544,000	433,534	429,256	(4,278)

				$156,561,723	$153,510,351	$(3,051,372)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	9

Schedule of Investments	June 30, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	(12,761,000)	$(12,092,756)	$(11,602,670)	$490,086
Canadian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	CAD	(23,460,000)	(22,548,553)	(22,263,728)	284,825
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(22,647,000)	(24,154,399)	(23,993,695)	160,704
Danish Krone, Expiring 09/18/13	The Royal Bank of Scotland	DKK	(720,000)	(126,494)	(125,760)	734
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(4,658,000)	(6,125,834)	(6,065,219)	60,615
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(15,496,000)	(23,840,084)	(23,556,197)	283,887
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	(522,000)	(67,268)	(67,323)	(55)
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	(305,000)	(83,776)	(83,699)	77
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	(578,506,000)	(5,955,253)	(5,835,059)	120,194
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	(82,807,000)	(13,952,097)	(13,593,567)	358,530
New Zealand Dollar, Expiring 09/18/13	The Royal Bank of Scotland	NZD	(33,092,000)	(26,112,433)	(25,499,302)	613,131
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	(27,190,000)	(4,058,328)	(4,047,280)	11,048
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	(30,000)	(23,536)	(23,672)	(136)

				(139,140,811)	(136,757,171)	2,383,640

				$17,420,912	$16,753,180	$(667,732)

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $970,092.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

10	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 87.6%	SHARES	VALUE (Note 2)
Australia - 6.9%
Alumina Ltd. †	85,028	$75,673
Arrium Ltd.	831,705	588,604
ASX Ltd.	10,285	310,152
Australia & New Zealand Banking Group Ltd.	148,683	3,859,715
BHP Billiton Ltd.	200,049	5,757,975
Caltex Australia Ltd.	17,704	291,199
CFS Retail Property Trust Group REIT	103,020	187,823
Commonwealth Bank of Australia	107,223	6,749,269
Computershare Ltd.	15,439	144,756
CSL Ltd.	46,664	2,621,422
Dexus Property Group REIT	283,799	276,761
Downer EDI Ltd.	433,086	1,412,072
Flight Centre Ltd.	3,171	113,546
Fortescue Metals Group Ltd.	71,153	195,873
Goodman Group REIT	96,905	430,837
GPT Group REIT (3)†(a)	143,427	—
GPT Group REIT	79,625	279,589
Insurance Australia Group Ltd.	101,172	502,187
JB Hi-Fi Ltd.	10,196	156,190
Leighton Holdings Ltd.	61,230	858,073
Lend Lease Group	21,131	161,108
Macquarie Group Ltd.	50,417	1,922,950
Mirvac Group REIT	214,560	314,115
Myer Holdings Ltd.	218,459	474,562
National Australia Bank Ltd.	128,578	3,478,030
Newcrest Mining Ltd.	41,734	385,255
OZ Minerals Ltd.	11,735	44,041
Pacific Brands Ltd.	148,976	95,433
Qantas Airways Ltd. †	278,746	342,380
Rio Tinto Ltd.	3,297	158,010
Sonic Healthcare Ltd.	24,364	330,991
Stockland REIT	127,919	407,021
Suncorp Group Ltd.	166,755	1,811,141
Tabcorp Holdings Ltd.	41,102	114,467
Telecom Corp of New Zealand Ltd.	720,358	1,244,113
Telstra Corp. Ltd.	808,296	3,514,045
Transfield Services Ltd.	142,570	100,662
Wesfarmers Ltd.	38,833	1,405,215
Westfield Group REIT	128,208	1,342,803
Westfield Retail Trust REIT	166,603	471,168
Westpac Banking Corp.	192,446	5,052,648
Woodside Petroleum Ltd.	22,161	705,781
Woolworths Ltd.	99,879	2,992,041

		51,679,696

Belgium - 1.6%
Anheuser-Busch InBev NV	88,424	7,961,097
Delhaize Group SA	17,991	1,112,247
Groupe Bruxelles Lambert SA	2,641	198,917
Solvay SA	13,354	1,748,562
UCB SA	19,228	1,032,175

		12,052,998

China - 0.0% (b)
Foxconn International Holdings Ltd. †	406	219

	SHARES	VALUE (Note 2)
Denmark - 1.5%
Coloplast A/S, Class B	72,130	$4,038,851
Danske Bank A/S †	31,768	541,929
DSV A/S	27,819	677,674
Novo Nordisk A/S, Class B	30,008	4,665,117
TDC A/S	199,538	1,615,611

		11,539,182

Finland - 1.1%
Kone OYJ, Class B	22,443	1,780,167
Metso OYJ	152,331	5,159,894
Sampo OYJ, A Shares	31,158	1,213,288

		8,153,349

France - 8.2%
Arkema SA	9,104	834,522
AtoS	22,659	1,683,976
AXA SA	78,177	1,541,081
BNP Paribas SA	44,081	2,413,217
Christian Dior SA	5,059	817,299
Cie Generale des Etablissements Michelin	72,913	6,519,587
Credit Agricole SA †	59,088	508,561
Dassault Systemes SA	8,002	978,062
European Aeronautic Defence and Space Co. NV	126,706	6,778,870
Kering	16,828	3,424,283
Klepierre REIT	3,675	144,830
Publicis Groupe SA	39,203	2,792,005
Remy Cointreau SA	5,653	599,844
Renault SA	23,098	1,555,824
Safran SA	2,056	107,336
Sanofi	81,981	8,475,245
SES SA FDR	22,845	654,546
Societe BIC SA	16,433	1,648,541
Societe Generale SA	45,655	1,571,240
Sodexo	19,090	1,589,433
Suez Environnement Co.	95,423	1,233,294
Total SA	186,489	9,108,720
Unibail-Rodamco SE REIT	5,764	1,342,466
Vivendi SA	253,443	4,803,156

		61,125,938

Germany - 7.2%
Adidas AG	63,173	6,828,930
BASF SE	54,079	4,823,500
Bayer AG	39,394	4,194,305
Beiersdorf AG	18,763	1,634,426
Continental AG	38,664	5,154,264
Deutsche Bank AG	146,433	6,140,353
Deutsche Boerse AG	12,335	811,129
Deutsche Lufthansa AG †	157,143	3,183,311
Deutsche Post AG	186,112	4,618,936
GEA Group AG	81,968	2,902,261
Hannover Rueckversicherung SE	23,595	1,696,651
HeidelbergCement AG	50,858	3,407,533
Merck KGaA	47,577	7,235,504
Salzgitter AG	30,161	992,606

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	11

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Germany - 7.2% (continued)
Suedzucker AG	19,032	$589,219

		54,212,928

Hong Kong - 2.7%
AIA Group Ltd.	776,400	3,270,974
ASM Pacific Technology Ltd.	6,404	70,302
BOC Hong Kong Holdings Ltd.	53	162
Cheung Kong Holdings Ltd.	55,278	745,392
Cheung Kong Infrastructure Holdings Ltd.	25,827	172,095
CLP Holdings Ltd.	75,009	606,360
First Pacific Co., Ltd.	104,000	111,175
Galaxy Entertainment Group Ltd. †	150,000	728,615
Hang Lung Group Ltd.	276	1,478
Hang Seng Bank Ltd.	93,535	1,377,454
Henderson Land Development Co. Ltd.	174,900	1,038,710
HKT Trust/HKT Ltd.	694	663
Hong Kong & China Gas Co., Ltd.	480,260	1,171,862
Hong Kong Exchanges and Clearing Ltd.	61,954	930,511
Hopewell Holdings Ltd.	29,500	97,909
Hutchison Whampoa Ltd.	78,832	824,761
Hysan Development Co., Ltd.	117,000	505,105
Kerry Properties Ltd.	36,000	140,344
Li & Fung Ltd.	1,336	1,821
Link REIT/The REIT	134,882	661,957
Mongolia Energy Corp. Ltd. †	406	12
MTR Corp. Ltd.	34,500	126,781
New World Development Co., Ltd.	202,896	278,694
NWS Holdings Ltd.	89,000	136,445
Orient Overseas International Ltd.	36,000	230,601
PCCW Ltd.	131,000	61,139
Power Assets Holdings Ltd.	11,000	94,688
Shanghai Industrial Urban Development Group Ltd. †	8	2
Sino Land Co., Ltd.	734,000	1,026,260
SJM Holdings Ltd.	492,000	1,193,992
Sun Hung Kai Properties Ltd.	45,046	578,483
Swire Pacific Ltd., Class A	38,030	458,196
Swire Properties Ltd.	71	209
Television Broadcasts Ltd.	403	2,758
Wharf Holdings Ltd.	162,243	1,354,148
Wheelock & Co., Ltd.	174,621	871,247
Wing Hang Bank Ltd.	7,000	62,611
Wynn Macau Ltd.	204,400	549,790
Yue Yuen Industrial Holdings Ltd.	259,609	670,901

		20,154,607

Ireland - 0.0% (b)
James Hardie Industries PLC CDI	14,326	123,016

Italy - 1.4%
Assicurazioni Generali SpA	52,361	915,254
Enel SpA	334,175	1,048,631
Eni SpA	4,906	100,691
Fiat Industrial SpA	278,683	3,102,264
Intesa Sanpaolo SpA	450,059	720,338
Prysmian SpA	190,332	3,550,626

	SHARES	VALUE (Note 2)
Italy - 1.4% (continued)
UniCredit SpA	181,238	$847,267

		10,285,071

Japan - 20.2%
Aisin Seiki Co., Ltd.	12,600	481,098
Ajinomoto Co., Inc.	160,000	2,347,082
Alfresa Holdings Corp.	14,500	776,404
Asahi Glass Co., Ltd.	413	2,677
Astellas Pharma, Inc.	55,900	3,036,718
Azbil Corp.	37	794
Brother Industries Ltd.	98,500	1,105,273
Canon, Inc.	33,815	1,108,229
Central Japan Railway Co.	28,100	3,424,829
Chiyoda Corp.	153,000	1,804,454
Chubu Electric Power Co., Inc.	138,197	1,957,562
Chugai Pharmaceutical Co., Ltd.	52,200	1,080,505
Credit Saison Co., Ltd.	12	301
Daicel Corp.	193,000	1,686,813
Daiichi Sankyo Co., Ltd.	62,300	1,038,217
Daito Trust Construction Co., Ltd.	3,987	375,654
Daiwa House Industry Co., Ltd.	17,295	322,155
Daiwa Securities Group, Inc.	87,000	728,618
Denki Kagaku Kogyo KK	137,000	495,924
East Japan Railway Co.	50,313	3,915,989
FamilyMart Co., Ltd.	7,200	307,213
Fuji Electric Co., Ltd.	669,000	2,352,255
Fuji Heavy Industries Ltd.	144,721	3,573,774
FUJIFILM Holdings Corp.	43	946
Fujitsu Ltd.	38,000	157,206
Fukuoka Financial Group, Inc.	266,046	1,131,538
Hino Motors Ltd.	149,000	2,186,415
Hitachi Ltd.	298,000	1,909,435
Honda Motor Co., Ltd.	33,697	1,251,824
IHI Corp.	722,000	2,731,701
Isuzu Motors Ltd.	126,000	861,330
ITOCHU Corp.	38,144	441,093
J Front Retailing Co., Ltd.	76,000	606,075
Japan Real Estate Investment Corp. REIT	40	446,830
Japan Retail Fund Investment Corp. REIT	93	194,291
Japan Tobacco, Inc.	115,600	4,080,397
JFE Holdings, Inc.	18,500	405,297
JGC Corp.	98,000	3,529,221
JSR Corp.	16,400	331,832
JTEKT Corp.	70	785
JX Holdings, Inc.	95	459
Kaneka Corp.	625	4,121
Kansai Electric Power Co., Inc./The †	31,732	434,357
Kao Corp.	27,985	952,652
Keisei Electric Railway Co., Ltd.	100,000	936,864
Kinden Corp.	564	4,853
Kirin Holdings Co., Ltd.	23,000	360,279
Koito Manufacturing Co., Ltd.	133,000	2,535,368
Komatsu Ltd.	38	875
Konica Minolta, Inc.	303,000	2,280,597
Marubeni Corp.	974	6,510
Mazda Motor Corp. †	353,000	1,395,563
Medipal Holdings Corp.	111,500	1,511,685
Miraca Holdings, Inc.	6	276

The accompanying notes are an integral part of these financial statements.	(Continued)

12	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Japan - 20.2% (continued)
Mitsubishi Chemical Holdings Corp.	68,500	$321,039
Mitsubishi Estate Co., Ltd.	77,020	2,050,571
Mitsubishi Heavy Industries, Ltd.	580,000	3,224,544
Mitsubishi Logistics Corp.	8,000	111,632
Mitsubishi UFJ Financial Group, Inc.	876,691	5,414,329
Mitsubishi UFJ Lease & Finance Co., Ltd.	267,300	1,268,215
Mitsui & Co., Ltd.	175,943	2,206,362
Mitsui Fudosan Co., Ltd.	51,205	1,505,429
Mitsumi Electric Co., Ltd. †	89	619
Mizuho Financial Group, Inc.	1,476,910	3,067,089
MS&AD Insurance Group Holdings	61,400	1,555,274
Namco Bandai Holdings, Inc.	116,600	1,889,789
NEC Corp.	721,000	1,578,885
Nippon Building Fund, Inc. REIT	42	486,423
Nippon Steel & Sumitomo Metal	405	1,091
Nippon Telegraph & Telephone Corp.	19,019	991,287
Nishi-Nippon City Bank Ltd./The	737	1,922
Nisshin Seifun Group, Inc.	20,084	240,664
Nitto Denko Corp.	83	5,323
Nomura Holdings, Inc.	191,200	1,407,379
Nomura Real Estate Holdings, Inc.	8,000	176,718
NSK Ltd.	80,000	763,188
NTT DOCOMO, Inc.	1,108	1,723,721
Obayashi Corp.	100,000	518,510
Omron Corp.	29,600	882,465
ORIX Corp.	59,390	810,479
Osaka Gas Co., Ltd.	389,802	1,645,903
Otsuka Holdings Co., Ltd.	23,600	779,247
Panasonic Corp. †	50,500	406,629
Rengo Co., Ltd.	299	1,435
Resona Holdings, Inc.	556,400	2,709,777
Seino Holdings Co., Ltd.	837	7,346
Sekisui Chemical Co., Ltd.	144,000	1,529,067
Sekisui House Ltd.	32,000	462,352
Seven & I Holdings Co., Ltd.	106,239	3,890,828
Sharp Corp. †	245	986
Shimamura Co., Ltd.	6,400	776,910
Shinsei Bank Ltd.	288,000	654,005
Shionogi & Co., Ltd.	124,900	2,604,590
Softbank Corp.	63,800	3,713,795
Sojitz Corp.	609,162	1,010,706
Sony Corp.	71	1,500
Sumitomo Corp.	47,200	588,282
Sumitomo Heavy Industries Ltd.	161,000	676,059
Sumitomo Metal Mining Co., Ltd.	140,000	1,559,414
Sumitomo Mitsui Financial Group, Inc.	133,436	6,107,773
Sumitomo Mitsui Trust Holdings, Inc.	11,341	52,915
Sumitomo Realty & Development Co., Ltd.	20,261	807,484
Suzuken Co., Ltd.	28,700	965,903
Suzuki Motor Corp.	97,200	2,240,492
T&D Holdings, Inc.	112,300	1,502,189
Taisei Corp.	568,000	2,050,467
Takashimaya Co., Ltd.	91,000	922,314
Takeda Pharmaceutical Co., Ltd.	5,981	269,707
Toho Co., Ltd.	4,000	82,272
Tohoku Electric Power Co., Inc. †	15,700	196,029

	SHARES	VALUE (Note 2)
Japan - 20.2% (continued)
Tokai Rika Co., Ltd.	99	$1,972
Tokio Marine Holdings, Inc.	20,300	640,566
Tokyo Electric Power Co., Inc †	62,373	321,992
Tokyo Gas Co., Ltd.	178,071	982,427
Tokyu Land Corp.	26,483	242,424
Toyo Seikan Kaisha Ltd.	28,400	437,157
Toyo Suisan Kaisha Ltd.	11,000	366,000
Toyota Boshoku Corp.	104,500	1,502,572
Toyota Motor Corp.	119,378	7,200,624
Toyota Tsusho Corp.	38,500	989,947
USS Co., Ltd.	13,174	1,670,133
West Japan Railway Co.	48,900	2,073,863
Yahoo Japan Corp.	3,641	1,792,883
Yamaha Corp.	4,900	56,142

		151,311,238

Luxembourg - 0.1%
Millicom International Cellular SA SDR	8,418	606,284

Netherlands - 3.5%
Aegon NV	429,566	2,881,984
Corio NV REIT	2,205	87,755
Gemalto NV	36,693	3,322,286
ING Groep NV CVA †	247,726	2,263,991
Koninklijke Ahold NV	339,927	5,055,722
Koninklijke Philips NV	361,391	9,851,922
Unilever NV CVA	75,159	2,958,583

		26,422,243

New Zealand - 0.1%
Fletcher Building Ltd.	125,778	818,043

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	121,637	213,167
CapitaCommercial Trust REIT (c)	111,000	128,050
CapitaLand Ltd.	74,000	178,783
CapitaMall Trust REIT	116,994	183,589
ComfortDelGro Corp. Ltd.	495,000	711,369
DBS Group Holdings Ltd.	82,128	999,325
Global Logistic Properties Ltd.	89,000	192,513
Golden Agri-Resources Ltd.	44,000	19,370
Hutchison Port Holdings Trust, Class U	253,000	185,272
Jardine Cycle & Carriage Ltd.	66	2,207
Keppel Corp. Ltd.	95,728	782,992
Keppel Land Ltd.	336,000	883,558
Keppel REIT	17,145	17,478
Noble Group Ltd.	933,000	709,579
Olam International Ltd.	355,000	456,947
Oversea-Chinese Banking Corp. Ltd.	173,479	1,363,742
Sembcorp Industries Ltd.	48,017	186,810
Singapore Airlines Ltd.	11,000	87,801
Singapore Exchange Ltd.	40,472	223,705
Singapore Technologies Engineering Ltd.	91,265	300,641
Singapore Telecommunications Ltd.	485,524	1,438,033
StarHub Ltd.	23,988	78,872
United Overseas Bank Ltd.	73,097	1,141,491
UOL Group Ltd.	18,000	95,155

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	13

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 2)
Singapore - 1.4% (continued)
Yangzijiang Shipbuilding Holdings Ltd. (c)	319	$208

		10,580,657

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	307,779	2,586,533
Banco Santander SA	625,818	4,004,765
Distribuidora Internacional de Alimentacion SA	366,093	2,765,567
Enagas SA	53,884	1,331,801
Ferrovial SA	154,595	2,468,115
Gas Natural SDG SA	169,065	3,406,248
Iberdrola SA	244,898	1,294,189

		17,857,218

Sweden - 2.9%
Electrolux AB, Series B	307,833	7,768,099
Investor AB, B Shares	19,364	519,746
Nordea Bank AB	207,665	2,319,051
Scania AB, B Shares	48,897	978,278
SKF AB, B Shares	40,839	956,741
Svenska Cellulosa AB, B Shares	164,814	4,133,327
Swedish Match AB	130,080	4,617,129
TeliaSonera AB	90,089	587,085

		21,879,456

Switzerland - 8.7%
Adecco SA †	60,012	3,417,800
Aryzta AG †	7,955	446,541
Compagnie Financiere Richemont SA, Class A	553	48,768
Givaudan SA †	2,919	3,761,350
Nestle SA	176,041	11,551,881
Novartis AG	129,652	9,183,322
Roche Holding AG	70,900	17,597,192
Schindler Holding AG	9,488	1,320,144
STMicroelectronics NV	446,786	4,015,200
Sulzer AG	11,721	1,871,645
Syngenta AG	11,356	4,428,372
Transocean Ltd.	11,824	567,754
Wolseley PLC	120,561	5,562,631
Zurich Insurance Group AG †	6,339	1,643,127

		65,415,727

United Kingdom - 17.7%
AMEC PLC	39,348	601,796
Antofagasta PLC	119,972	1,453,712
ARM Holdings PLC	227,752	2,755,134
Associated British Foods PLC	146,586	3,866,950
AstraZeneca PLC	171,603	8,113,193
Aviva PLC	280,251	1,444,455
Babcock International Group PLC	48,590	815,870
BAE Systems PLC	442,521	2,577,015
Barclays PLC	2,236,606	9,525,135
BHP Billiton PLC	107,199	2,733,343
British American Tobacco PLC	148,481	7,615,529
British Land Co. PLC REIT	29,205	251,589
British Sky Broadcasting Group PLC	210,761	2,539,027
BT Group PLC	1,511,481	7,096,030

	SHARES	VALUE (Note 2)
United Kingdom - 17.7% (continued)
Centrica PLC	198,410	$1,085,246
Experian PLC	97,933	1,702,053
GKN PLC	159,668	730,864
GlaxoSmithKline PLC	156,645	3,915,535
Glencore Xstrata PLC	525,750	2,176,333
Hammerson PLC REIT	28,872	214,077
HSBC Holdings PLC	1,273,881	13,187,407
Imperial Tobacco Group PLC	107,121	3,714,380
Investec PLC	16,924	106,505
ITV PLC	1,842,919	3,929,206
J Sainsbury PLC	140,391	758,792
Johnson Matthey PLC	37,338	1,491,838
Kazakhmys PLC	317,087	1,251,579
Kingfisher PLC	133,348	695,252
Land Securities Group PLC REIT	51,528	692,059
Legal & General Group PLC	1,238,241	3,227,293
Lloyds Banking Group PLC †	2,358,746	2,265,133
National Grid PLC	42,987	487,285
Next PLC	57,753	4,000,563
Randgold Resources Ltd.	3,761	238,321
Reckitt Benckiser Group PLC	45,801	3,239,804
Reed Elsevier PLC	49,673	564,890
Rio Tinto PLC	65,621	2,668,738
Royal Bank of Scotland Group PLC †	333,629	1,384,487
Royal Dutch Shell PLC, A Shares	220,771	7,052,312
Royal Dutch Shell PLC, B Shares	114,217	3,782,747
RSA Insurance Group PLC	1,325,063	2,403,923
Sage Group PLC/The	56,052	289,690
Segro PLC REIT	49,428	209,688
Smith & Nephew PLC	245,173	2,745,904
Tate & Lyle PLC	124,842	1,566,352
TUI Travel PLC	469,786	2,547,075
Tullow Oil PLC	33,537	510,528
Unilever PLC	67,483	2,731,860
Vodafone Group PLC	1,171,928	3,358,368

		132,314,865

TOTAL COMMON STOCKS (cost $577,847,522)		656,532,735

PREFERRED STOCKS - 1.4%

Germany - 1.4%
Henkel AG & Co. KGaA	50,844	4,774,749
Porsche Automobil Holding SE	52,860	4,081,988
ProSiebenSat.1 Media AG †	30,763	1,319,434
Volkswagen AG	229	46,254

TOTAL PREFERRED STOCKS (cost $8,911,999)		10,222,425

RIGHTS - 0.0% (b)

Australia - 0.0% (b)
ASX Ltd. †	1,082	3,078

Hong Kong - 0.0% (b)
New World Development Co., Ltd. (3)†(a)	2,536	—

TOTAL RIGHTS (cost $-)		3,078

The accompanying notes are an integral part of these financial statements.	(Continued)

14	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

MONEY MARKET FUNDS - 6.8%	SHARES	VALUE (Note 2)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares,
0.000% (d)(e) (cost $50,840,755)	50,840,755	$50,840,755

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0% (b)
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (d)(f) (cost $60,848)	60,848	60,848

TOTAL INVESTMENTS - 95.8% (cost $637,661,124)		717,659,841

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (g)		31,817,251

NET ASSETS - 100.0%		$749,477,092

†	Non income-producing security.
(a)	Security fair valued at $0 as of June 30, 2013 using procedures approved by the Board of Trustees.
(b)	Represents less than 0.05 percent of net assets.
(c)	All or a portion of the security on loan. The aggregate market value of such securities is $55,655; cash collateral of $60,848 was received with which the Fund purchased a money market fund.
(d)	Represents annualized seven-day yield as of June 30, 2013.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$91,160,659	12.2%
Consumer Staples	89,112,685	11.9
Energy	22,721,998	3.0
Financials	152,079,638	20.3
Health Care	86,212,008	11.5
Industrials	107,685,878	14.4
Information Technology	24,076,956	3.2
Materials	45,406,244	6.1
Telecommunication Services	30,832,203	4.1
Utilities	17,469,969	2.3
Money Market Funds	50,901,603	6.8

Total Investments	717,659,841	95.8
Other Assets in Excess of Liabilities (g)	31,817,251	4.2

Net Assets	$749,477,092	100.0%

Total return swap contract outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	9/20/2013	CHF	(14,852,936)	$165,178

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
481	CAC40 10 Euro Futures	July 19, 2013	$24,056,747	$23,381,468	$(675,279)
84	DAX Index Futures	September 20, 2013	22,410,685	21,776,148	(634,537)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	15

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
315	FTSE 100 Index Futures	September 20, 2013	$30,288,458	$29,519,700	$(768,758)
73	Hang Seng Index Futures	July 30, 2013	9,345,690	9,755,075	409,385
151	IBEX 35 Index Futures	July 19, 2013	15,861,823	15,073,157	(788,666)
30	MSCI Singapore Index Futures	July 30, 2013	1,636,383	1,672,900	36,517
398	TOPIX Index Futures	September 12, 2013	44,205,881	45,385,965	1,180,084

			147,805,667	146,564,413	(1,241,254)

Short Contracts:
16	Amsterdam Index Futures	July 19, 2013	(1,394,613)	(1,436,189)	(41,576)
85	FTSE/MIB Index Futures	September 20, 2013	(8,952,192)	(8,442,957)	509,235
1,122	OMXS30 Index Futures	July 19, 2013	(19,975,011)	(19,244,874)	730,137
406	SPI 200 Index Futures	September 19, 2013	(44,462,708)	(44,269,110)	193,598

			(74,784,524)	(73,393,130)	1,391,394

			$73,021,143	$73,171,283	$150,140

Cash held as collateral with broker for futures contracts was $15,264,703 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	19,131,000	$17,741,919	$17,394,458	$(347,461)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	51,686,000	54,665,099	54,759,487	94,388
Danish Krone, Expiring 09/18/13	The Royal Bank of Scotland	DKK	2,189,000	385,584	382,346	(3,238)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	39,586,400	52,515,221	51,545,767	(969,454)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	5,550,000	8,566,757	8,436,816	(129,941)
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	20,080,000	2,587,685	2,589,738	2,053
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	14,611,000	4,008,973	4,009,583	610
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	6,111,130,800	61,793,112	61,639,475	(153,637)
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	367,462,000	62,892,047	60,322,430	(2,569,617)
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	120,503,000	18,313,357	17,937,086	(376,271)
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	2,272,300	1,813,700	1,793,012	(20,688)

				$285,283,454	$280,810,198	$(4,473,256)

The accompanying notes are an integral part of these financial statements.	(Continued)

16	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	(41,196,900)	$(38,931,668)	$(37,457,413)	$1,474,255
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(52,717,800)	(56,185,406)	(55,852,642)	332,764
Danish Krone, Expiring 09/18/13	The Royal Bank of Scotland	DKK	(19,893,000)	(3,546,125)	(3,474,653)	71,472
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(10,660,000)	(13,849,977)	(13,880,471)	(30,494)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(29,889,700)	(46,167,221)	(45,436,737)	730,484
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	(3,786,000)	(487,907)	(488,284)	(377)
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	(1,250,000)	(342,845)	(343,028)	(183)
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	(1,052,540,000)	(10,809,093)	(10,616,368)	192,725
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	(272,346,000)	(46,486,667)	(44,708,221)	1,778,446
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	(6,694,000)	(1,016,430)	(996,414)	20,016
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	(243,000)	(191,544)	(191,745)	(201)

				(218,014,883)	(213,445,976)	4,568,907

				$67,268,571	$67,364,222	$95,651

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $1,040,063.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	17

Schedule of Investments	June 30, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

COMMON STOCKS - 93.8%	SHARES	VALUE (Note 2)
Brazil - 12.9%
ALL - America Latina Logistica SA (1)	1,300	$5,529
CCR SA (1)	13,900	110,697
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)	1,181	53,688
Cia de Bebidas das Americas ADR (1)	3,461	129,268
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	2,642	27,503
Cia Energetica de Minas Gerais ADR (1)	8,863	79,501
Cia Hering (1)	1,199	16,932
Cia Paranaense de Energia ADR (1)	1,118	13,886
Cielo SA (1)	240	6,017
CPFL Energia SA ADR (1)	4,084	74,696
Diagnosticos da America SA (1)	4,600	23,873
EcoRodovias Infraestrutura e Logistica SA (1)	6,600	46,172
EDP - Energias do Brasil SA (1)	26,100	131,357
Light SA (1)	6,100	42,428
Localiza Rent a Car SA (1)	2,310	32,672
Lojas Renner SA (1)	900	25,778
Natura Cosmeticos SA (1)	4,800	104,998
Souza Cruz SA (1)	11,500	142,091
Telefonica Brasil SA ADR (1)	2,735	62,413
Tim Participacoes SA ADR (1)	1,544	28,718
Tractebel Energia SA (1)	6,000	93,280

		1,251,497

Chile - 5.4%
Banco Santander Chile ADR (1)	4,593	112,299
Cencosud SA (1)	27,375	136,323
Enersis SA ADR (1)	8,647	141,465
SACI Falabella (1)	8,654	93,685
Sociedad Quimica y Minera de Chile SA ADR (1)	978	39,511

		523,283

China - 2.4%
China Petroleum & Chemical Corp. ADR (1)	135	12,353
PetroChina Co., Ltd. ADR (1)	376	41,612
Sun Art Retail Group Ltd.	32,500	46,874
Tencent Holdings Ltd.	200	7,809
Tsingtao Brewery Co. Ltd., H Shares †	12,000	85,510
Want Want China Holdings Ltd.	5,000	7,008
ZHuzhou CSR Times Electric Co., Ltd., H Shares (a)	10,000	25,046
Zijin Mining Group Co. Ltd., H Shares	62,000	11,089

		237,301

Hong Kong - 1.8%
Belle International Holdings Ltd.	40,000	54,683
China Mengniu Dairy Co., Ltd.	8,000	28,557
China Merchants Holdings International Co. Ltd.	4,000	12,373
China Mobile Ltd. ADR (1)	432	22,365
China Resources Power Holdings Co. Ltd.	2,000	4,779
China Unicom Hong Kong Ltd. ADR (1)	1,261	16,570
GOME Electrical Appliances Holding Ltd. †	425,000	38,090

		177,417

	SHARES	VALUE (Note 2)
India - 0.4%
Dr Reddy’s Laboratories Ltd. ADR (1)†	893	$33,773

Indonesia - 5.2%
Bank Central Asia Tbk PT	84,500	84,709
Bank Mandiri Persero Tbk PT	35,500	32,019
Bank Negara Indonesia Persero Tbk PT	17,000	7,317
Gudang Garam Tbk PT	13,000	66,094
Indo Tambangraya Megah Tbk PT	20,500	57,917
Perusahaan Gas Negara Persero Tbk PT	132,500	76,597
Semen Indonesia Persero Tbk PT	49,500	85,016
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	2,139	91,421

		501,090

Korea, Republic of - 11.9%
Amorepacific Corp.	42	33,648
Cheil Industries, Inc.	1,105	86,296
Daelim Industrial Co., Ltd.	270	20,352
Daewoo International Corp.	530	16,304
E-Mart Co., Ltd.	61	10,713
Hyundai Department Store Co., Ltd.	195	25,517
Hyundai Glovis Co. Ltd.	457	77,273
Hyundai Mobis	106	25,236
Hyundai Wia Corp.	34	5,026
Kangwon Land, Inc.	2,870	79,093
Kia Motors Corp.	486	26,245
Korea Aerospace Industries Ltd.	640	17,044
KT Corp. ADR (1)	4,821	74,822
KT&G Corp.	1,256	81,497
LG Chem Ltd.	160	35,235
LG Display Co. Ltd. †	1,630	38,891
LG Household & Health Care Ltd.	92	44,813
LG Uplus Corp. †	6,880	71,935
Lotte Shopping Co., Ltd.	174	53,893
NHN Corp.	190	48,238
Orion Corp.	10	8,332
POSCO ADR (1)	133	8,656
Samsung C&T Corp.	181	8,494
Samsung Electro-Mechanics Co. Ltd.	466	35,374
Samsung Electronics Co. Ltd. GDR	132	77,555
Samsung Engineering Co., Ltd.	118	7,599
Samsung Fire & Marine Insurance Co. Ltd.	25	5,091
Samsung Life Insurance Co., Ltd.	329	31,053
Samsung Techwin Co. Ltd.	122	6,932
SK Telecom Co., Ltd. ADR (1)	4,728	96,120

		1,157,277

Malaysia - 14.2%
AMMB Holdings Bhd	49,000	113,588
Axiata Group Bhd	45,100	94,455
CIMB Group Holdings Bhd	42,600	111,051
DiGi.Com Bhd	74,600	112,197
Kuala Lumpur Kepong Bhd	7,000	48,073
Malayan Banking Bhd	40,700	133,530
Maxis Bhd	63,000	136,939
Petronas Chemicals Group Bhd	44,800	93,816
Public Bank Bhd	11,800	63,600
Sime Darby Bhd	43,800	132,438

The accompanying notes are an integral part of these financial statements.	(Continued)

18	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Malaysia - 14.2% (continued)
Telekom Malaysia Bhd	74,200	$126,782
Tenaga Nasional Bhd	52,100	136,707
UMW Holdings Bhd	16,800	77,421

		1,380,597

Mexico - 3.9%
Alfa SAB de CV, Class A (1)	16,400	39,540
America Movil SAB de CV, Series L ADR (1)	1,876	40,803
Coca-Cola Femsa SAB de CV ADR (1)	852	119,527
Grupo Televisa SAB ADR (1)	2,109	52,387
Wal-Mart de Mexico SAB de CV, Series V (1)	46,300	130,352

		382,609

Poland - 2.1%
Bank Pekao SA	350	15,797
PGE SA	14,248	66,003
Powszechna Kasa Oszczednosci Bank Polski SA †	4,297	46,031
Powszechny Zaklad Ubezpieczen SA	555	68,383
Telekomunikacja Polska SA	4,729	10,850

		207,064

Russia - 2.9%
Lukoil OAO ADR	949	54,710
Magnit OJSC GDR	1,485	84,773
MMC Norilsk Nickel OJSC ADR	3,815	54,822
Mobile Telesystems OJSC ADR (1)	1,800	34,092
Rosneft OAO GDR	3,017	20,936
Tatneft OAO ADR	751	27,274

		276,607

South Africa - 14.7%
ABSA Group Ltd.	2,086	31,303
AngloGold Ashanti Ltd. ADR (1)	1,044	14,929
Aspen Pharmacare Holdings Ltd. †	4,372	100,503
Bidvest Group Ltd.	3,210	79,531
FirstRand Ltd.	23,167	67,791
Gold Fields Ltd. ADR (1)	2,932	15,393
Impala Platinum Holdings Ltd.	2,514	23,677
Kumba Iron Ore Ltd.	1,210	56,468
Life Healthcare Group Holdings Ltd.	30,071	114,055
Mr Price Group Ltd.	4,933	67,240
MTN Group Ltd.	1,934	35,971
Naspers Ltd., N Shares	576	42,516
Nedbank Group Ltd.	5,864	104,097
Remgro Ltd.	5,512	105,887
Sanlam Ltd.	11,228	52,180
Sasol Ltd. ADR (1)	399	17,281
Shoprite Holdings Ltd.	4,431	83,234
Standard Bank Group Ltd.	9,662	108,878
Steinhoff International Holdings Ltd. †	3,829	9,496
Tiger Brands Ltd.	2,899	86,565
Vodacom Group Ltd.	6,765	71,790
Woolworths Holdings Ltd.	20,835	135,806

		1,424,591

Taiwan - 9.1%
Acer, Inc. †	13,000	9,241

	SHARES	VALUE (Note 2)
Taiwan - 9.1% (continued)
Cheng UEI Precision Industry Co., Ltd.	6,059	$11,892
China Petrochemical Development Corp.	400	203
China Steel Corp.	32,480	26,555
Chunghwa Telecom Co., Ltd. ADR (1)	1,963	63,032
Compal Electronics, Inc.	10,000	5,591
Evergreen Marine Corp. Taiwan Ltd. †	39,000	21,244
Everlight Electronics Co. Ltd.	5,000	8,158
Far Eastern Department Stores Co. Ltd.	24,000	22,717
Far EasTone Telecommunications Co. Ltd.	32,000	85,763
Foxconn Technology Co., Ltd.	25,350	61,014
Hon Hai Precision Industry Co., Ltd.	23,000	56,213
HTC Corp.	7,000	55,461
Kinsus Interconnect Technology Corp.	2,000	7,558
Largan Precision Co. Ltd.	1,000	31,729
Powertech Technology, Inc.	10,000	18,660
Radiant Opto-Electronics Corp.	2,000	6,523
Realtek Semiconductor Corp.	24,200	56,988
Richtek Technology Corp.	6,000	26,481
Taiwan Mobile Co. Ltd.	35,000	137,888
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	2,756	50,490
Uni-President Enterprises Corp.	44,890	87,260
Wistron Corp.	32,650	32,921

		883,582

Thailand - 4.1%
Advanced Info Service PCL NVDR	12,300	111,196
Bangkok Bank PCL NVDR	1,500	9,792
CP ALL PCL NVDR	111,000	139,050
PTT Global Chemical PCL NVDR	27,200	60,054
PTT PCL NVDR	6,900	74,201

		394,293

Turkey - 2.8%
Akbank TAS	1,415	5,758
KOC Holding AS	14,620	70,062
Turk Hava Yollari	5,773	22,430
Turk Telekomunikasyon AS	34,460	133,372
Turkcell Iletisim Hizmetleri AS †	6,092	35,045
Turkiye Garanti Bankasi AS	1,356	5,911

		272,578

TOTAL COMMON STOCKS (cost $9,202,921)		9,103,559

PREFERRED STOCKS - 0.9%

Brazil - 0.9%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (1)	22,000	62,509
Lojas Americanas SA (1)	3,100	21,673

TOTAL PREFERRED STOCKS (cost $117,577)		84,182

EXCHANGE-TRADED FUNDS - 2.7%
iShares MSCI Emerging Markets Index Fund (1) (cost $254,128)	6,660	256,876

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	19

Schedule of Investments	June 30, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

MONEY MARKET FUNDS - 0.5%	SHARES	VALUE (Note 2)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $51,468)	51,468	$51,468

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0% (c)
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (b)(d) (cost $14)	14	14

TOTAL INVESTMENTS - 97.9% (cost $9,626,108)		9,496,099

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		205,668

NET ASSETS - 100.0%		$9,701,767

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $13; cash collateral of $14 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2013.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$873,436	9.0%
Consumer Staples	1,758,249	18.2
Energy	306,283	3.2
Exchange Traded Fund	256,876	2.6
Financials	1,316,065	13.6
Health Care	272,203	2.8
Industrials	751,730	7.7
Information Technology	652,805	6.7
Materials	611,720	6.3
Telecommunication Services	1,694,539	17.5
Utilities	950,711	9.8
Money Market Funds	51,482	0.5

Total Investments	9,496,099	97.9
Other Assets in Excess of Liabilities	205,668	2.1

Net Assets	$9,701,767	100.0%

The accompanying notes are an integral part of these financial statements.

20	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

COMMON STOCKS - 90.2%	SHARES	VALUE (Note 2)
Australia - 14.2%
AGL Energy Ltd.	5,895	$78,003
ALS Ltd.	3,310	28,815
Amcor Ltd.	9,198	85,007
APA Group	5,819	31,888
ASX Ltd.	1,218	36,730
Aurizon Holdings Ltd.	11,536	43,820
BHP Billiton Ltd.	415	11,945
Boral Ltd.	5,945	22,748
Brambles Ltd.	6,373	54,286
Caltex Australia Ltd.	598	9,836
Coca-Cola Amatil Ltd.	9,511	110,195
Cochlear Ltd.	1,440	80,818
Commonwealth Bank of Australia	549	34,557
Computershare Ltd.	222	2,081
Crown Ltd.	2,043	22,522
CSL Ltd.	1,387	77,917
Echo Entertainment Group Ltd.	1,519	4,258
Incitec Pivot Ltd.	8,038	20,928
Insurance Australia Group Ltd.	1,888	9,371
Metcash Ltd. (a)	44,154	141,646
Newcrest Mining Ltd.	400	3,692
Orica Ltd.	1,996	37,626
Sonic Healthcare Ltd.	5,409	73,483
Sydney Airport	13,241	40,857
Tabcorp Holdings Ltd.	12,534	34,906
Tatts Group Ltd.	39,633	114,487
Telstra Corp. Ltd.	43,272	188,124
Transurban Group	14,114	87,161
Wesfarmers Ltd.	3,711	134,287
Woodside Petroleum Ltd.	2,544	81,021
Woolworths Ltd.	6,248	187,169
WorleyParsons Ltd.	1,932	34,226

		1,924,410

Belgium - 0.6%
Belgacom SA	2,756	61,707
Delhaize Group SA	167	10,325
Umicore SA	225	9,343

		81,375

Canada - 15.4%
Agnico Eagle Mines Ltd. (1)	129	3,557
Bank of Montreal (1)	2,003	116,177
Bank of Nova Scotia (1)	2,114	113,007
Barrick Gold Corp. (1)	833	13,148
BCE, Inc. (1)	4,369	179,130
Canadian Imperial Bank of Commerce (1)	1,183	83,959
Canadian National Railway Co. (1)	686	66,793
Canadian Tire Corp. Ltd., Class A (1)	188	14,154
Eldorado Gold Corp. (1)	4,901	30,337
Enbridge, Inc. (1)	1,084	45,568
Franco-Nevada Corp. (1)	2,055	73,567
Goldcorp, Inc. (1)	1,369	34,000
IAMGOLD Corp. (1)	11,147	46,848
Imperial Oil Ltd. (1)	1,884	71,924
Intact Financial Corp. (1)	2,081	117,238
Kinross Gold Corp. (1)	1,836	9,410
Loblaw Cos., Ltd. (1)	1,796	81,202

	SHARES	VALUE (Note 2)
Canada - 15.4% (continued)
Metro, Inc. (1)	874	$58,571
National Bank of Canada (1)	1,273	90,830
Pembina Pipeline Corp. (1)	1,360	41,613
Penn West Petroleum Ltd. (1)	744	7,852
Potash Corp of Saskatchewan, Inc. (1)	1,140	43,488
Rogers Communications, Inc., Class B (1)	803	31,457
Royal Bank of Canada (1)	802	46,731
Shaw Communications, Inc., Class B (1)	1,604	38,495
Shoppers Drug Mart Corp. (1)	4,337	200,087
Silver Wheaton Corp. (1)	2,452	48,051
Tim Hortons, Inc. (1)	3,123	168,904
Toronto-Dominion Bank/The (1)	1,099	88,269
TransCanada Corp. (1)	1,324	57,004
Yamana Gold, Inc. (1)	7,565	72,147

		2,093,518

Colombia - 0.2%
Pacific Rubiales Energy Corp. (1)	1,356	23,814

Denmark - 1.7%
Coloplast A/S, Class B	2,247	125,819
Novo Nordisk A/S, Class B	624	97,009
Novozymes A/S, B Shares	182	5,829

		228,657

Finland - 0.1%
Kone OYJ, Class B	261	20,702

France - 3.4%
Air Liquide SA	34	4,199
Danone SA	1,745	131,343
Dassault Systemes SA	382	46,691
Essilor International SA	579	61,685
Iliad SA	58	12,531
L’Oreal SA	592	97,316
Pernod-Ricard SA	245	27,193
SES SA FDR	361	10,343
Sodexo	341	28,392
Total SA	809	39,514

		459,207

Germany - 3.0%
Adidas AG	562	60,752
Bayer AG	541	57,601
Beiersdorf AG	1,747	152,179
Fresenius Medical Care AG & Co. KGaA	462	32,747
Fresenius SE & Co. KGaA	159	19,570
Merck KGaA	117	17,793
Metro AG	1,044	32,988
SAP AG	434	31,692

		405,322

Hong Kong - 3.3%
CLP Holdings Ltd.	16,500	133,383
Hang Seng Bank Ltd.	6,000	88,359
Hong Kong & China Gas Co., Ltd.	31,900	77,838
Power Assets Holdings Ltd.	9,500	81,776
SJM Holdings Ltd.	22,000	53,390

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	21

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Hong Kong - 3.3% (continued)
Wynn Macau Ltd.	4,800	$12,911

		447,657

Italy - 0.4%
Luxottica Group SpA	1,070	54,137

Japan - 19.8%
Aeon Co., Ltd.	200	2,628
Ajinomoto Co., Inc.	2,000	29,339
Asahi Group Holdings Ltd.	1,400	34,680
Astellas Pharma, Inc.	1,300	70,621
Bank of Yokohama Ltd./The	2,000	10,317
Brother Industries Ltd.	4,700	52,739
Canon, Inc.	1,000	32,773
Central Japan Railway Co.	500	60,940
Chiba Bank Ltd./The	4,000	27,292
Chugai Pharmaceutical Co., Ltd.	5,700	117,986
Dai Nippon Printing Co., Ltd.	1,000	9,125
Daiichi Sankyo Co., Ltd.	1,800	29,997
Dentsu, Inc.	300	10,378
East Japan Railway Co.	300	23,350
Eisai Co., Ltd.	800	32,603
FamilyMart Co., Ltd.	1,100	46,935
Fast Retailing Co., Ltd.	200	67,501
Fujitsu Ltd.	1,000	4,137
Hoya Corp.	3,100	63,761
Inpex Corp.	3	12,469
Japan Tobacco, Inc.	500	17,649
JSR Corp.	400	8,094
JX Holdings, Inc.	1,100	5,311
Kao Corp.	2,600	88,508
Kawasaki Kisen Kaisha Ltd.	20,000	40,655
KDDI Corp.	600	31,244
Konica Minolta, Inc.	1,500	11,290
Lawson, Inc.	700	53,417
Mitsubishi Tanabe Pharma Corp.	300	3,882
Namco Bandai Holdings, Inc.	3,500	56,726
Nippon Express Co., Ltd.	12,000	56,983
Nippon Meat Packers, Inc.	1,000	15,296
Nippon Yusen KK	3,000	7,938
Nitori Holdings Co., Ltd.	150	12,076
NTT DOCOMO, Inc.	111	172,683
Odakyu Electric Railway Co., Ltd.	2,000	19,531
Omron Corp.	1,400	41,738
Oriental Land Co., Ltd.	200	30,951
Osaka Gas Co., Ltd.	29,000	122,450
Otsuka Holdings Co., Ltd.	3,900	128,774
Secom Co., Ltd.	1,400	76,119
Seiko Epson Corp.	1,700	23,219
Sekisui Chemical Co., Ltd.	2,000	21,237
Seven & I Holdings Co., Ltd.	2,600	95,221
Shimamura Co., Ltd.	800	97,114
Shionogi & Co., Ltd.	500	10,427
Shiseido Co., Ltd.	600	8,927
Shizuoka Bank Ltd./The	4,000	43,143
Softbank Corp.	400	23,284
Suzuki Motor Corp.	900	20,745
Sysmex Corp.	200	13,099

	SHARES	VALUE (Note 2)
Japan - 19.8% (continued)
Takeda Pharmaceutical Co., Ltd.	1,000	$45,094
Tokyo Gas Co., Ltd.	22,000	121,375
Toppan Printing Co., Ltd.	1,000	6,937
Toyo Suisan Kaisha Ltd.	3,000	99,818
Trend Micro, Inc.	1,100	34,972
Unicharm Corp.	1,300	73,526
West Japan Railway Co.	800	33,928
Yamato Holdings Co., Ltd.	6,800	143,210
Yaskawa Electric Corp.	2,000	24,273

		2,680,435

Netherlands - 2.0%
Gemalto NV	55	4,980
Koninklijke Ahold NV	8,935	132,890
Koninklijke KPN NV	10,195	21,153
TNT Express NV	909	6,810
Unilever NV CVA	2,695	106,087

		271,920

Norway - 1.4%
Orkla ASA	1,139	9,326
Statoil ASA	3,407	70,382
Telenor ASA	5,723	113,676

		193,384

Singapore - 1.8%
DBS Group Holdings Ltd.	2,000	24,336
Oversea-Chinese Banking Corp. Ltd.	4,000	31,444
Singapore Telecommunications Ltd.	45,000	133,282
United Overseas Bank Ltd.	1,000	15,616
Wilmar International Ltd.	15,000	37,099

		241,777

Spain - 0.7%
Inditex SA	572	70,554
Telefonica SA	2,233	28,728

		99,282

Sweden - 2.5%
Boliden AB	555	6,879
Elekta AB, B Shares	1,214	18,451
Hennes & Mauritz AB, B Shares	4,809	158,223
Svenska Cellulosa AB, B Shares	159	3,988
Swedish Match AB	2,406	85,400
Tele2 AB, B Shares	5,900	69,263

		342,204

Switzerland - 4.4%
Kuehne + Nagel International AG	663	72,741
Nestle SA	2,800	183,737
Novartis AG	1,851	131,108
Roche Holding AG	214	53,114
SGS SA	25	53,673
Swisscom AG	200	87,554
Syngenta AG	36	14,039

		595,966

United Kingdom - 15.2%
Associated British Foods PLC	5,574	147,043

The accompanying notes are an integral part of these financial statements.	(Continued)

22	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
United Kingdom - 15.2% (continued)
AstraZeneca PLC	3,690	$174,459
British American Tobacco PLC	1,932	99,091
British Sky Broadcasting Group PLC	2,167	26,106
Burberry Group PLC	821	16,890
Centrica PLC	32,720	178,969
Compass Group PLC	8,622	110,168
Diageo PLC	396	11,356
Experian PLC	561	9,750
Fresnillo PLC	267	3,605
GlaxoSmithKline PLC	3,098	77,438
Imperial Tobacco Group PLC	641	22,226
J Sainsbury PLC	3,512	18,982
Marks & Spencer Group PLC	4,636	30,334
National Grid PLC	12,140	137,614
Next PLC	481	33,319
Pearson PLC	795	14,139
Randgold Resources Ltd.	287	18,186
Reckitt Benckiser Group PLC	2,625	185,683
Rexam PLC	2,732	19,827
Royal Dutch Shell PLC, B Shares	1,403	46,466
SABMiller PLC	307	14,719
Sage Group PLC/The	3,363	17,382
Shire PLC	3,247	102,898
Smith & Nephew PLC	6,745	75,543
SSE PLC	7,454	172,617
Tesco PLC	1,004	5,056
Unilever PLC	2,832	114,646
United Utilities Group PLC	552	5,743
Vodafone Group PLC	15,558	44,584
Whitbread PLC	854	39,728
WM Morrison Supermarkets PLC	20,831	82,917

		2,057,484

United States - 0.1%
Thomson Reuters Corp. (1)	569	18,568

TOTAL COMMON STOCKS (cost $12,259,302)		12,239,819

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA (cost $70,478)	800	75,128

EXCHANGE-TRADED FUNDS - 6.9%
iShares MSCI EAFE Index Fund (1) (cost $935,410)	16,239	931,794

RIGHTS - 0.0% (b)

Australia - 0.0% (b)
ASX Ltd. † (cost $-)	128	364

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares,
0.000% (c) (cost $253,631)	253,631	253,631

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.3%	SHARES	VALUE (Note 2)
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (c)(d) (cost $42,618)	42,618	$42,618

TOTAL INVESTMENTS - 99.8% (cost $13,561,439)		13,543,354

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		23,925

NET ASSETS - 100.0%		$13,567,279

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $39,802; cash collateral of $42,618 was received with which the Fund purchased a money market fund. In accordance with the fund’s security lending standards and guidelines, additional collateral was subsequently received the next business day.
(b)	Represents less than 0.05 percent of net assets.
(c)	Represents annualized seven-day yield as of June 30, 2013.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,452,407	10.7%
Consumer Staples	3,265,818	24.1
Energy	547,000	4.0
Financials	977,740	7.2
Health Care	1,735,765	12.8
Industrials	964,124	7.1
Information Technology	391,729	2.9
Materials	640,671	4.7
Mutual Fund	931,794	6.9
Telecommunication Services	1,198,401	8.8
Utilities	1,141,656	8.4
Money Market Funds	296,249	2.2

Total Investments	13,543,354	99.8
Other Assets in Excess of Liabilities	23,925	0.2

Net Assets	$13,567,279	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	23

Schedule of Investments	June 30, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

COMMON STOCKS - 89.6%	SHARES	VALUE (Note 2)
Consumer Discretionary - 9.5%
Advance Auto Parts, Inc.	108	$8,766
Amazon.com, Inc. †	827	229,650
Apollo Group, Inc., Class A †	1,911	33,863
AutoZone, Inc. †	368	155,918
Bed Bath & Beyond, Inc. †	580	41,122
Big Lots, Inc. †	1,436	45,277
Buckle, Inc./The	542	28,195
Carnival Corp.	521	17,865
Chipotle Mexican Grill, Inc. †	118	42,993
Dollar Tree, Inc. †	483	24,556
Family Dollar Stores, Inc.	887	55,269
Genuine Parts Co.	72	5,621
Home Depot, Inc./The	475	36,798
McDonald’s Corp.	3,006	297,594
NIKE, Inc., Class B	158	10,061
O’Reilly Automotive, Inc. †	353	39,755
Panera Bread Co., Class A †	524	97,432
PetSmart, Inc.	1,480	99,145
priceline.com, Inc. †	157	129,859
Scripps Networks Interactive, Inc., Class A	408	27,238
Starbucks Corp.	1,547	101,313
Target Corp.	2,081	143,298
Time Warner, Inc.	96	5,551
TJX Cos., Inc.	2,309	115,588
Tractor Supply Co.	1,098	129,136
Tupperware Brands Corp.	843	65,493
Viacom, Inc., Class B	413	28,105
Yum! Brands, Inc.	364	25,240

		2,040,701

Consumer Staples - 21.2%
Altria Group, Inc.	8,011	280,305
Archer-Daniels-Midland Co.	1,384	46,931
Brown-Forman Corp., Class B	2,087	140,977
Campbell Soup Co. (a)	176	7,883
Church & Dwight Co., Inc.	3,156	194,757
Clorox Co./The	1,137	94,530
Coca-Cola Co./The	2,311	92,694
Colgate-Palmolive Co.	4,894	280,377
Costco Wholesale Corp.	2,608	288,367
CVS Caremark Corp.	919	52,548
Estee Lauder Cos., Inc./The, Class A	656	43,145
General Mills, Inc.	2,152	104,437
Hershey Co./The	3,114	278,018
Hormel Foods Corp.	504	19,444
JM Smucker Co./The	185	19,083
Kellogg Co.	1,486	95,446
Kimberly-Clark Corp.	2,770	269,078
Kroger Co./The	2,101	72,568
Lorillard, Inc.	2,187	95,528
McCormick & Co., Inc. (a)	2,686	188,987
Monster Beverage Corp. †	1,053	63,991
PepsiCo, Inc.	3,593	293,871
Philip Morris International, Inc.	3,158	273,546
Procter & Gamble Co./The	3,690	284,093
Reynolds American, Inc.	6,010	290,704
Sysco Corp.	4,012	137,050
Walgreen Co.	1,661	73,416

	SHARES	VALUE (Note 2)
Consumer Staples - 21.2% (continued)
Wal-Mart Stores, Inc.	3,859	$287,457
Whole Foods Market, Inc.	3,462	178,224

		4,547,455

Energy - 1.1%
CARBO Ceramics, Inc.	58	3,911
Chevron Corp.	497	58,815
Exxon Mobil Corp.	1,105	99,837
Spectra Energy Corp.	1,818	62,648

		225,211

Financials - 9.9%
ACE Ltd. (Switzerland)	1,318	117,935
Aon PLC (United Kingdom)	654	42,085
Bank of Hawaii Corp.	2,249	113,170
Chubb Corp./The	3,327	281,630
City National Corp.	862	54,625
Cullen/Frost Bankers, Inc. (a)	3,159	210,926
Everest Re Group Ltd.	1,730	221,890
M&T Bank Corp. (a)	1,257	140,470
Marsh & McLennan Cos., Inc.	1,829	73,014
New York Community Bancorp, Inc. (a)	6,158	86,212
Northern Trust Corp.	1,683	97,446
People’s United Financial, Inc.	19,104	284,650
Progressive Corp./The	1,165	29,614
SVB Financial Group †	133	11,081
Travelers Cos., Inc./The	2,142	171,189
US Bancorp	2,877	104,003
WR Berkley Corp.	1,699	69,421

		2,109,361

Health Care - 15.0%
Abbott Laboratories	2,958	103,175
Aetna, Inc.	676	42,953
Alexion Pharmaceuticals, Inc. †	395	36,435
Allergan, Inc.	1,340	112,882
AmerisourceBergen Corp.	2,046	114,228
Amgen, Inc.	318	31,374
Baxter International, Inc.	182	12,607
Becton Dickinson and Co.	1,136	112,271
Biogen Idec, Inc. †	436	93,827
Bristol-Myers Squibb Co.	2,757	123,210
Cardinal Health, Inc.	377	17,794
Celgene Corp. †	346	40,451
Cerner Corp. †	411	39,493
Covance, Inc. †(a)	66	5,025
CR Bard, Inc.	990	107,593
DENTSPLY International, Inc.	704	28,836
Edwards Lifesciences Corp. †	629	42,269
Eli Lilly & Co.	3,701	181,793
Forest Laboratories, Inc. †	4,455	182,655
Henry Schein, Inc. †(a)	475	45,481
Humana, Inc.	333	28,099
IDEXX Laboratories, Inc. †	1,506	135,209
Johnson & Johnson	3,394	291,409
Laboratory Corp of America Holdings †	1,376	137,738
McKesson Corp.	1,042	119,309
Medtronic, Inc.	1,942	99,955

The accompanying notes are an integral part of these financial statements.	(Continued)

24	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 15.0% (continued)
Merck & Co., Inc.	1,834	$85,189
Mettler-Toledo International, Inc. †	391	78,669
Myriad Genetics, Inc. †	2,812	75,559
Patterson Cos., Inc.	2,874	108,062
Perrigo Co.	308	37,268
Pfizer, Inc.	3,444	96,466
Quest Diagnostics, Inc.	489	29,648
St Jude Medical, Inc. (a)	313	14,282
Stryker Corp.	2,398	155,103
UnitedHealth Group, Inc.	1,682	110,137
Vertex Pharmaceuticals, Inc. †	254	20,287
WellPoint, Inc.	282	23,079
Zimmer Holdings, Inc.	800	59,952
Zoetis, Inc.	1,086	33,541

		3,213,313

Industrials - 6.6%
3M Co.	1,256	137,344
Boeing Co./The	383	39,234
Cintas Corp.	1,257	57,244
Danaher Corp.	629	39,816
Dun & Bradstreet Corp./The (a)	312	30,404
Equifax, Inc.	315	18,563
Fastenal Co.	2,262	103,713
General Dynamics Corp.	1,185	92,821
Honeywell International, Inc.	469	37,210
Knight Transportation, Inc.	1,555	26,155
L-3 Communications Holdings, Inc.	609	52,216
Landstar System, Inc.	1,341	69,061
MSC Industrial Direct Co., Inc., Class A (a)	1,380	106,895
Northrop Grumman Corp.	611	50,591
Raytheon Co.	513	33,920
Republic Services, Inc.	294	9,978
Robert Half International, Inc.	170	5,649
Roper Industries, Inc.	235	29,192
Southwest Airlines Co.	543	6,999
Stericycle, Inc. †	2,161	238,639
United Parcel Service, Inc., Class B	460	39,781
Waste Management, Inc.	3,845	155,069
Werner Enterprises, Inc. (a)	486	11,747
WW Grainger, Inc.	45	11,348

		1,403,589

Information Technology - 12.7%
Accenture PLC, Class A (Ireland)	1,089	78,364
Adobe Systems, Inc. †	871	39,683
ADTRAN, Inc.	1,753	43,141
Analog Devices, Inc.	1,958	88,228
Apple, Inc.	69	27,330
Applied Materials, Inc.	723	10,780
Atmel Corp. †	1,271	9,342
Automatic Data Processing, Inc.	3,062	210,849
Broadcom Corp., Class A	1,401	47,298
Broadridge Financial Solutions, Inc.	1,577	41,917
Cognizant Technology Solutions Corp., Class A †	579	36,251
Dell, Inc.	2,173	29,010
F5 Networks, Inc. †	918	63,158

	SHARES	VALUE (Note 2)
Information Technology - 12.7% (continued)
FactSet Research Systems, Inc.	1,101	$112,236
Global Payments, Inc.	222	10,283
Google, Inc., Class A †	210	184,878
Informatica Corp. †	373	13,048
Intel Corp.	3,054	73,968
International Business Machines Corp.	831	158,812
Intuit, Inc.	2,060	125,722
KLA-Tencor Corp.	1,103	61,470
Linear Technology Corp.	3,264	120,246
LSI Corp. †	872	6,226
Marvell Technology Group Ltd.	5,726	67,051
Mastercard, Inc., Class A	236	135,582
Maxim Integrated Products, Inc.	1,031	28,641
Microsoft Corp.	5,164	178,313
NetApp, Inc. †	1,028	38,838
Paychex, Inc.	5,030	183,696
Polycom, Inc. †	1,228	12,943
QUALCOMM, Inc.	378	23,088
Red Hat, Inc. †	701	33,522
Sohu.com, Inc. (China) †	236	14,542
Synopsys, Inc. †	352	12,584
Teradata Corp. †	1,241	62,335
Texas Instruments, Inc.	589	20,538
Total System Services, Inc.	3,530	86,414
Visa, Inc., Class A	753	137,611
VMware, Inc., Class A †	421	28,203
Xilinx, Inc.	1,704	67,495

		2,723,636

Materials - 0.8%
AK Steel Holding Corp. †	2,800	8,512
International Flavors & Fragrances, Inc.	504	37,881
Newmont Mining Corp.	615	18,419
Praxair, Inc.	43	4,952
Schnitzer Steel Industries, Inc., Class A	745	17,418
Sherwin-Williams Co./The	224	39,558
Sigma-Aldrich Corp.	668	53,681

		180,421

Telecommunication Services - 2.1%
AT&T, Inc.	5,109	180,859
tw telecom, Inc. †	2,384	67,086
Verizon Communications, Inc.	3,822	192,399

		440,344

Utilities - 10.7%
Alliant Energy Corp.	454	22,891
American Electric Power Co., Inc.	1,280	57,318
American Water Works Co., Inc.	5,084	209,613
CenterPoint Energy, Inc.	328	7,705
Consolidated Edison, Inc.	3,046	177,612
Dominion Resources, Inc.	5,112	290,464
DTE Energy Co.	2,081	139,448
Duke Energy Corp.	1,549	104,558
Integrys Energy Group, Inc.	139	8,136
NextEra Energy, Inc.	773	62,984
NiSource, Inc.	1,370	39,237
Northeast Utilities	858	36,053

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	25

Schedule of Investments	June 30, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 2)
Utilities - 10.7% (continued)
OGE Energy Corp.	35	$2,387
ONEOK, Inc.	136	5,618
PG&E Corp.	3,401	155,528
Pinnacle West Capital Corp.	2,394	132,795
Public Service Enterprise Group, Inc.	1,748	57,090
Questar Corp.	2,993	71,383
Sempra Energy	3,573	292,129
Southern Co.	3,948	174,225
UGI Corp.	1,894	74,074
Wisconsin Energy Corp.	2,865	117,436
Xcel Energy, Inc.	1,857	52,627

		2,291,311

TOTAL COMMON STOCKS (cost $17,902,102)		19,175,342

EXCHANGE-TRADED FUNDS - 8.4%
SPDR S&P 500 ETF Trust (cost $1,778,925)	11,178	1,788,592

MONEY MARKET FUNDS - 2.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares,
0.000% (2)(b) (cost $584,561)	584,561	584,561

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.0%	SHARES	VALUE (Note 2)
BlackRock Liquidity Funds TempFund
Portfolio - Institutional Shares, 0.046% (2)(b)(c) (cost $214,750)	214,750	$214,750

TOTAL INVESTMENTS - 101.7% (cost $20,480,338)		21,763,245

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%)		(364,373)

NET ASSETS - 100.0%		$21,398,872

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $209,313; cash collateral of $214,750 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

26	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 101.7%	SHARES	VALUE (Note 2)
COMMON STOCKS - 44.3%

Consumer Discretionary - 14.6%
American Greetings Corp., Class A	439,842	$8,013,922
Ameristar Casinos, Inc.	631,495	16,602,004
Arbitron, Inc.	457,244	21,238,984
Ark Restaurants Corp.	61,172	1,298,682
Astral Media, Inc., Class A (Canada)	403,592	19,172,251
Belo Corp., Class A	66,011	920,853
Bright Horizons Family Solutions, Inc. †(a)	44,283	1,537,063
Brookfield Residential Properties, Inc. (Canada) †(a)	31,800	701,508
China Century Dragon Media, Inc. (3)†(b)	150,272	19
China Networks International Holdings Ltd. (3)†(b)	2,287,278	22,873
Comcast Corp., Class A	782,942	31,059,309
Cooper Tire & Rubber Co.	35,600	1,180,852
CST Brands, Inc. †	452,678	13,947,009
Discovery Communications, Inc., Class C †(a)	408,486	28,455,135
Five Below, Inc. †	130,000	4,778,800
Kabel Deutschland Holding AG (Germany) (2)	45,892	5,039,004
Lennar Corp. B Shares	8,285	234,880
Liberty Global PLC, Class A (United Kingdom) †	161,903	11,993,774
Liberty Global PLC, Class C (United Kingdom) †	736,071	49,971,859
News Corp., Class A	4,109,871	133,981,795
rue21 inc (2)†	27,190	1,131,376
School Specialty, Inc. (2)†	9,166	999,094
Stewart Enterprises, Inc., Class A	383,044	5,014,046
True Religion Apparel, Inc.	452,291	14,319,533
WMS Industries,Inc. †	810,620	20,678,916

		392,293,541

Consumer Staples - 1.4%
Central Garden and Pet Co. †(a)	526	3,735
DE Master Blenders 1753 NV (Netherlands) (2)†	1,001,918	16,033,650
Hillshire Brands Co.	245,313	8,114,954
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	6,407	6
Smithfield Foods, Inc. †	311,271	10,194,125
SUPERVALU, Inc. †	595,100	3,701,522
WhiteWave Foods Co., Class B †	2,919	44,369

		38,092,361

Energy - 0.8%
Crimson Exploration, Inc. †	166,251	468,828
CVR Energy, Inc. †	—	221,169
Gulf Coast Ultra Deep Royalty Trust †	17,210	35,108
Gulf United Energy, Inc. †	1,959,798	9,603
Integrated Drilling Equipment Holdings Corp. †	74,362	379,246
Mission NewEnergy Ltd. (Australia) (2)†	20,132	322
PBF Energy, Inc.	136,098	3,524,938
Platino Energy Corp. (Canada) †	184,970	219,847
Synergy Resources Corp. †	107,165	784,448

	SHARES	VALUE (Note 2)
Energy - 0.8% (continued)
Uranium One, Inc. (Canada) †	6,371,548	$16,599,830

		22,243,339

Financials - 11.0%
Andina Acquisition Corp. (3)†(a)(b)	415,800	4,153,842
Aquasition Corp., Class U (United Kingdom) (3)†(a)(b)	850,000	8,644,500
Ares Commercial Real Estate Corp. REIT	38,500	493,185
Ashford Hospitality Trust, Inc. REIT	104,000	1,190,800
BGS Acquisition Corp. (Argentina) †(a)	671,160	6,691,465
Blue Wolf Mongolia Holdings Corp. (2)†	526,500	5,228,145
Brookfield Asset Management, Inc., Class A (Canada) (a)	176,351	6,352,163
Capitol Acquisition Corp. II †	1,440,000	14,457,600
CapLease, Inc. REIT	146,152	1,233,523
Chart Acquisition Corp. (2)†	1,268,625	12,102,683
China VantagePoint Acquisition Co. (2)†	1,990	—
Cis Acquisition Ltd. (Russian Federation) †(a)	850,000	8,602,000
Collabrium Japan Acquisition Corp. (United Kingdom) (3)†(b)	595,000	6,039,250
Colonial Properties Trust REIT	253,857	6,123,031
CommonWealth REIT REIT	330,754	7,647,033
Encore Capital Group, Inc. †	105,093	3,479,629
Fidelity Southern Corp. †	8,491	105,034
First Financial Holdings, Inc.	256,744	5,445,540
First M&F Corp.	3,314	52,394
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)(a)(b)	219,450	—
HF2 Financial Management, Inc. †	1,309,420	13,238,236
Home Loan Servicing Solutions Ltd. (Cayman Islands)	156,000	3,739,320
Hudson City Bancorp, Inc.	5,981,078	54,786,675
Hyde Park Acquisition Corp. II †(a)	1,195,400	12,228,942
Infinity Cross Border Acquisition Corp. (Israel) †	287,100	2,259,477
Janus Capital Group, Inc.	2,500	21,275
Knight Capital Group, Inc., Class A †	152,400	563,033
L&L Acquisition Corp. (3)†(b)	306,000	—
Lakeland Bancorp, Inc.	3,900	40,677
MedWorth Acquisition Corp. †	661,925	5,302,019
MPG Office Trust, Inc. REIT †	739,971	2,323,509
National Financial Partners Corp. †	237,481	6,010,644
National General Holdings Corp. (3)†(b)(f)	8,000	84,000
Neptune Tech, Inc. (Canada) (3)†(b)	3,203	6
Netspend Holdings, Inc. †	503,220	8,036,423
New Residential Investment Corp. REIT	951,722	6,414,606
Newcastle Investment Corp. REIT	1,131,338	5,916,898
NYSE Euronext	1,071,507	44,360,390
Patriot National Bank ADR (3)†(b)	2,000,000	1,180,000
PMI Group, Inc./The †	263	17
Prime Acquisition Corp. (China) †	423,935	4,230,871
PVF Capital Corp. †	739,845	2,959,380
Roma Financial Corp. †	126,332	2,294,189
Santa Monica Media Corp. ADR (3)†(b)	15,377	—
Select Income REIT REIT	53,000	1,486,120

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	27

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 2)
Financials - 11.0% (continued)
Selway Capital Acquisition Corp., Class A (3)†(b)	414,792	$4,259,914
Trian Acquisition I Corp. (3)†(b)	15,200	—
Weyerhaeuser Co. REIT	520,000	14,814,800

		294,593,238

Health Care - 8.9%
Access Pharmaceuticals, Inc. †(a)	228,024	98,278
American Surgical Holdings, Inc. (3)†(b)	15,747	—
Assisted Living Concepts, Inc., Class A †	1,441,554	17,240,986
Authentidate Holding Corp. (3)†(b)	619,389	538,868
China Medical Technologies, Inc. ADR (China) (3)†(b)	4,931	49
Clovis Oncology, Inc. †	51,142	3,425,491
CML HealthCare, Inc. (Canada)	541,954	5,441,698
Cormedix, Inc. †(a)	32,546	30,919
Covidien PLC (Ireland)	423,437	26,608,781
Cynosure, Inc., Class A †	178,907	4,648,004
Elan Corp. PLC ADR (Ireland) †	248,806	3,518,117
Exact Sciences Corp. †	299,520	4,166,323
Forest Laboratories, Inc. (3)†(b)	335,833	319,041
Indevus Pharmaceuticals, Inc. (3)†(b)	6,006	—
InspireMD, Inc. (Israel) (3)†(b)	17,801	39,340
Intercept Pharmaceuticals, Inc. †	13,000	582,920
Life Technologies Corp. †	199,095	14,735,021
Neostem, Inc. †	324,000	179,820
Pfizer, Inc.	3,476,769	97,384,289
Progenics Pharmaceuticals, Inc. †	192,500	858,550
Provectus Pharmaceuticals, Inc. †	636,202	413,531
Repros Therapeutics, Inc. †	231,000	4,261,950
RXi Pharmaceuticals Corp. †	94,852	18,307
Theragenics Corp. †	33,413	69,165
Valeant Pharmaceuticals International, Inc. †	104,000	8,952,320
Vanguard Health Systems, Inc. †	1,252	25,967
Warner Chilcott PLC, Class A (Ireland)	707,344	14,061,999
Zoetis, Inc.	989,810	30,575,240

		238,194,974

Industrials - 1.2%
Allied Defense Group, Inc./The (3)†(b)	190,011	598,535
Cubic Corp.	5,390	259,259
Gardner Denver, Inc.	196,796	14,795,123
KAR Auction Services, Inc.	62,947	1,439,598
Kratos Defense & Security Solutions, Inc. †	67,232	435,663
Met-Pro Corp.	656,432	8,822,446
Michael Baker Corp. (a)	1,645	44,596
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	829,474	3,483,791
Premier Alliance Group, Inc. †	273,401	158,299
Rexnord Corp. †	78,000	1,314,300
Sapphire Industry Corp. (3)†(b)	25,025	—

		31,351,610

Information Technology - 3.8%
Anaren, Inc. †(a)	20,453	469,192
BMC Software, Inc. †	314,742	14,207,454

	SHARES	VALUE (Note 2)
Information Technology - 3.8% (continued)
Compuware Corp.	448,853	$4,645,628
Comverse, Inc. †(a)	225,648	6,715,284
Dell, Inc.	1,665,428	22,233,464
Ebix, Inc.	277,993	2,574,215
ExactTarget, Inc. †	141,858	4,783,452
Himax Technologies, Inc. ADR (Taiwan)	598,036	3,121,748
Intermec, Inc. †	1,541,965	15,157,516
Keynote Systems, Inc. (2)	57,867	1,143,452
Lender Processing Services, Inc.	336,153	10,874,550
Market Leader, Inc. †	398	4,259
MEMSIC, Inc. †	442,196	1,813,004
Molex, Inc., Class A	127,299	3,164,653
Orckit Communications Ltd. (Israel) †	15,174	3,035
PLX Technology, Inc. †	553,248	2,633,460
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
Soundbite Communications, Inc.	394,440	1,968,256
SouthPeak Interactive Corp. (3)†(b)	1,500,000	15,000
STEC, Inc. †	773,821	5,200,077
Stonesoft OYJ (Finland) (2)†	57,674	334,616
Telestone Technologies Corp. (China) †(c)	115,818	52,118
Transwitch Corp. †	762,320	274,435
Universal Business Payment Solutions Acquisition Corp. (3)†(b)	126,242	378,726

		101,769,494

Materials - 0.8%
Buckeye Technologies, Inc.	175,643	6,505,817
Cereplast, Inc. †	258,156	4,673
China GengSheng Minerals, Inc. (China) †	33,531	4,346
Edgewater Exploration Ltd. (Canada) †	417,850	45,690
Energy Fuels, Inc. (Canada) †	720,000	106,114
Lion One Metals Ltd. (Canada) †	741,090	292,433
Mines Management, Inc. †	16,120	8,543
Rainy River Resources Ltd. (Canada) †	2,996,946	10,116,153
RTI International Metals, Inc. †	64,856	1,797,160
Southern Arc Minerals, Inc. (Canada) (3)†(b)	248,481	28,352
US Silica Holdings, Inc.	125,564	2,609,220

		21,518,501

Telecommunication Services - 1.6%
Clearwire Corp., Class A †	5,047,347	25,135,788
Cleveland Unlimited ADR (3)†(b)	1	956,138
Multiband Corp. †	484,427	1,535,634
Sprint Nextel Corp. †	1,980,357	13,902,106
Telephone & Data Systems, Inc.	56,348	1,388,978
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—

		42,918,644

Utilities - 0.2%
NV Energy, Inc.	274,202	6,432,779

TOTAL COMMON STOCKS (cost $1,160,277,423)		1,189,408,481

The accompanying notes are an integral part of these financial statements.	(Continued)

28	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 1.6%			SHARES	VALUE (Note 2)
Consumer Discretionary - 0.9%
Sealy Corp., $25.00 par, 8.000% (3)†(b)(d)(h)			299,636	$23,671,244

Consumer Staples - 0.0% (e)
Universal Corp., Perpetual, $1,000.00 par, 6.750% †(p)			700	875,000

Energy - 0.4%
Nabors Completion & Production Services Co., Perpetual, Series A, $1,000.00 par, 4.000% (3)†(b)(p)			1,169	1,087,170
Sanchez Energy Corp., Perpetual, Series A 144A, $50.00 par, 4.875% (2)†(f)(p)			175,300	10,101,663

				11,188,833

Financials - 0.1%
iStar Financial, Inc., Perpetual, Series J, $50.00 par, 4.500% †(p)			50,625	2,733,750
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (3)†(b)(p)			16,000	146,000

				2,879,750

Industrials - 0.1%
Genesee & Wyoming, Inc., $100.00 par, 5.000% †			13,325	1,581,011
Timberjack Corp. ADR, $188,000.00 par, 0.000% (3)†(b)			188,000	157,920

				1,738,931

Materials - 0.0% (e)
Cliffs Natural Resources, Inc., $25.00 par, 7.000% †			24,625	436,847

Utilities - 0.1%
Dominion Resources, Inc., Series B, $49.00 par, 6.000% †			53,325	2,668,916

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $42,852,092)				43,459,521

CORPORATE BONDS - 11.8%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
Communications - 0.4%
Baker & Taylor Acquisitions Corp. 144A (2)(a)(f)	15.000%	04/01/17	$3,250	2,380,625
Interactive Network, Inc./FriendFinder Networks, Inc. (2)(g)	14.000%	09/30/13	775	748,007
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(f)(g)	11.500%	04/30/14	2,857	685,720
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc. 144A (3)(b)(f)	13.000%	12/15/16	1,150	1,177,646
WCP Wireless Site Funding/WCP Wireless Site RE Funding/WCP Wireless Site Non 144A (2)(f)	9.247%	11/15/15	3,000	3,144,192
WCP Wireless Site Funding/WCP Wireless Site RE Funding/WCP Wireless Site Non, Series 144a 144A (2)(f)	6.829%	11/15/15	3,325	3,544,617

				11,680,807

Consumer Discretionary - 2.9%
American Apparel, Inc. 144A (2)(a)(f)	13.000%	04/15/20	925	918,062
American Axle & Manufacturing, Inc. (2)(a)	6.250%	03/15/21	1,525	1,549,781
Brookstone Co., Inc. 144A (2)(f)	13.000%	10/15/14	516	433,440
Caesars Entertainment Operating Co., Inc. (2)(a)	5.375%	12/15/13	4,975	4,962,562
Clear Channel Communications, Inc. (2)(a)	4.900%	05/15/15	4,100	3,792,500
Dex Media West, Inc. (2)(j)	5.000%	12/30/16	1,778	1,474,666
Eastman Kodak Co. (2)(f)	10.500%	09/30/13	11,916	11,977,848
Empire Today LLC/Empire Today Finance Corp. 144A (2)(f)	11.375%	02/01/17	3,250	2,600,000
Exide Technologies (2)(g)	8.625%	02/01/18	12,425	7,579,250
HOA Restaurant Group LLC/HOA Finance Corp. 144A (2)(a)(f)	11.250%	04/01/17	8,975	8,975,000
IDQ Holdings, Inc. 144A (2)(f)	11.500%	04/01/17	4,325	4,735,875
Landry’s, Inc. 144A (2)(f)	9.375%	05/01/20	7,356	7,760,580
Mandalay Resort Group (2)	7.625%	07/15/13	13,375	13,375,000
Pegasus Solutions, Inc. 144A (3)(b)(f)(h)	13.000%	04/15/14	4,030	3,868,377
RH Donnelley, Inc. (2)	0.000%	10/24/14	4,000	3,016,680

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	29

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 2)
Consumer Discretionary - 2.9% (continued)
Roust Trading Ltd., Series AI (Bermuda) (2)(i)	10.000%	05/31/16		$749	$606,312
Wendy’s International, Inc. (2)	6.200%	06/15/14		1,525	1,584,094

					79,210,027

Energy - 2.1%
ATP Oil & Gas Corp. (2)(g)	11.875%	05/01/15		4,025	50,312
BassDrill Beta Ltd. 144A (Malta) (2)(f)	8.500%	04/24/18		882	881,650
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (3)(a)(b)	13.750%	12/01/15		5,800	5,510,000
CCS, Inc. 144A (Canada) (2)(f)	11.000%	11/15/15		4,800	4,824,000
Copano Energy LLC/Copano Energy Finance Corp. (2)	7.125%	04/01/21		575	639,688
EOAL Cyprus Holdings Ltd. (2)	20.000%	06/22/14		157	1,565
EOAL Cyprus Holdings Ltd. (2)	20.000%	06/22/14		243	2,433
EOAL Cyprus Holdings Ltd. (2)	0.200%	06/22/13		238	2,385
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)	15.000%	07/15/15		4,100	41
Global Rig Co. ASA (Norway) (3)(b)	13.000%	06/09/15		3,008	3,181,311
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (2)	11.000%	12/09/15		2,319	2,452,451
Green Field Energy Services, Inc. 144A (3)(b)(f)	13.250%	11/15/16		48	49,680
Green Field Energy Services, Inc. 144A (3)(a)(b)(f)	13.000%	11/15/16		2,025	2,095,875
Harvest Natural Resources, Inc. (2)	11.000%	10/11/14		5,975	4,421,500
InterOil Exploration and Production ASA (Norway) (3)(b)	15.000%	03/14/16	NOK	6,500	1,075,424
IronGate Energy Services LLC 144A (2)(f)	11.000%	07/01/18		$6,200	6,082,200
Nuverra Environmental Solutions, Inc. (2)(a)	9.875%	04/15/18		3,325	3,491,250
Panoro Energy ASA 144A (Norway) (2)(f)	12.000%	11/15/18		2,070	2,225,250
Plains Exploration & Production Co. (2)(a)	6.875%	02/15/23		7,775	8,318,488
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(f)	11.875%	03/15/17		845	912,600
Santa Maria Offshore Ltd. 144A (Bermuda) (2)(f)	8.875%	07/03/18		5,400	5,400,000
Sidewinder Drilling, Inc. 144A (2)(a)(f)	9.750%	11/15/19		3,750	3,796,875

					55,414,978

Financials - 2.6%
BPA Laboratories, Inc. 144A (2)(f)	12.250%	04/01/17		5,875	5,698,750
CFG Holdings Ltd./CFG Finance LLC 144A (Cayman Islands) (2)(a)(f)	11.500%	11/15/19		6,412	6,476,120
Creditcorp 144A (2)(f)	12.000%	07/15/18		8,400	8,400,000
Emigrant Bancorp, Inc. 144A (3)(a)(b)(f)	6.250%	06/15/14		3,450	3,372,375
Global Investments Group Finance Ltd. (Virgin Islands, British) (2)	11.000%	09/24/17		2,200	2,068,000
Highclere Holdings Ltd. (Cayman Islands) (2)	0.000%	02/26/15		1,152	1,151,731
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)	8.000%	01/15/18		4,530	4,756,500
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(j)(p)	3.884%	09/30/13		3,875	3,720,000
iStar Financial, Inc., Series B (3)(b)	5.700%	03/01/14		1,525	1,547,875
Jasper Explorer PLC (Cyprus) (2)	13.500%	05/27/16		6,000	4,740,000
Liquidnet Holdings, Inc., Perpetual Bond (3)(b)(j)(p)	9.250%	05/07/14		3,950	3,950,000
MBIA Insurance Corp. 144A (2)(f)	11.537%	01/15/33		3,925	3,355,875
Synovus Financial Corp. (2)(a)	5.125%	06/15/17		1,375	1,350,937
TMX Finance LLC/TitleMax Finance Corp. (2)	13.250%	07/15/15		6,115	6,558,338
TMX Finance LLC/TitleMax Finance Corp. (2)	13.250%	07/15/15		11,378	12,202,905

					69,349,406

Health Care - 0.4%
KV Pharmaceutical Co. (3)(a)(b)	12.000%	03/15/15		8,175	8,175,000
Rotech Healthcare, Inc. (2)(a)(g)	10.500%	03/15/18		610	311,100
US Oncology, Inc. (3)(b)	9.125%	08/15/17		5,786	—
Vantage Oncology LLC/Vantage Oncology Finance Co. 144A (2)(a)(f)	9.500%	06/15/17		1,775	1,757,250

					10,243,350

Industrials - 2.0%
Ahern Rentals, Inc., Perpetual Bond (3)(b)(p)	0.000%	06/15/15		16,550	—
American Airlines, Inc. (2)(g)	10.500%	10/15/12		1,900	2,275,250

The accompanying notes are an integral part of these financial statements.	(Continued)

30	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 2)
Industrials - 2.0% (continued)
American Airlines, Inc. 144A (2)(f)(g)	7.500%	03/15/16		$10,150	$11,799,375
American Piping Products, Inc. 144A (2)(a)(f)	12.875%	11/15/17		1,975	1,767,625
BOA OCV AS (Norway) (2)(j)	7.280%	04/27/16	NOK	16,625	2,757,445
Chloe Marine Corp. Ltd. (Bermuda) (2)	12.000%	12/28/16		$1,400	1,519,000
HD Supply, Inc. (2)(a)	10.500%	01/15/21		10,100	10,453,500
Ship Finance International Ltd. 144A (Bermuda) (2)(f)(j)	5.850%	04/07/14	NOK	51,000	8,353,980
Songa Offshore (Cyprus) (2)(j)	11.860%	11/17/16		15,000	2,420,012
Songa Offshore (Cyprus) (2)(j)	9.610%	06/11/15		25,500	3,925,112
Tempel Steel Co. 144A (2)(f)	12.000%	08/15/16		$5,625	5,343,750
United Continental Holdings, Inc. (3)(b)	6.860%	04/22/14		641	640,962
Western Express, Inc. 144A (2)(f)	12.500%	04/15/15		2,300	1,518,000

					52,774,011

Information Technology - 0.1%
Bankrate, Inc. (2)	11.750%	07/15/15		1,077	1,145,659
Freescale Semiconductor, Inc. (2)	8.875%	12/15/14		2,030	2,035,075
SouthPeak Interactive Corp. (3)(b)	29.000%	12/31/13		1,091	104,541

					3,285,275

Materials - 0.5%
ArcelorMittal USA LLC (2)	6.500%	04/15/14		5,406	5,608,957
Cereplast, Inc. (3)(b)	15.000%	09/21/13		57	22,639
North Atlantic Trading Co. 144A (2)(f)	11.500%	07/15/16		5,625	5,850,000
North Atlantic Trading Co. 144A (2)(f)(h)	19.000%	01/15/17		2,163	2,314,624
Northland Resources AB 144A (Sweden) (3)(b)(f)	13.000%	03/06/17		883	158,855

					13,955,075

Telecommunication Services - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (2)(f)	12.000%	12/01/17		7,173	8,302,747
FiberTower Corp. (2)(g)	9.000%	01/01/16		4,444	366,637
Virgin Media Finance PLC (United Kingdom) (2)	4.875%	02/15/22		11,400	10,488,000

					19,157,384

Utilities - 0.1%
Atlantic Offshore AS (Norway) (2)(j)	11.690%	06/27/15	NOK	12,000	1,965,642

TOTAL CORPORATE BONDS (cost $332,851,944)					317,035,955

CONVERTIBLE BONDS - 7.8%
Consumer Discretionary - 1.6%
M/I Homes, Inc. (2)	3.250%	09/15/17		$2,300	2,811,750
M/I Homes, Inc. (2)	3.000%	03/01/18		1,800	1,861,875
Meritage Homes Corp. (2)	1.875%	09/15/32		2,475	2,716,313
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24		70	3,220
RadioShack Corp. 144A (2)(f)	2.500%	08/01/13		4,400	4,328,500
Standard Pacific Corp. (2)(a)	1.250%	08/01/32		975	1,243,734
TUI AG, Series TUI (Germany) (2)	5.500%	11/17/14	EUR	8,558	10,525,475
Volkswagen International Finance NV 144A (Netherlands) (2)(f)	5.500%	11/09/15		13,500	18,023,882

					41,514,749

Consumer Staples - 0.6%
Vector Group Ltd. (2)(j)	2.500%	01/15/19		5,950	6,951,444
Vector Group Ltd. (2)(j)	3.750%	11/15/14		$6,504	8,268,210
Vector Group Ltd. (2)(j)	3.875%	06/15/26		58	63,075

					15,282,729

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	31

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)		VALUE (Note 2)
Energy - 0.8%
Alpha Natural Resources, Inc. (2)	3.750%	12/15/17		$825	$701,250
Cal Dive International, Inc. 144A (2)(f)	5.000%	07/15/17		2,275	2,350,359
Cobalt International Energy, Inc. (2)(a)	2.625%	12/01/19		4,375	4,640,234
Petrominerales Ltd. (Canada) (2)	3.250%	06/12/17		3,200	2,483,200
Petrominerales Ltd., Series PMG (Canada) (2)	2.625%	08/25/16		1,900	1,890,500
Polarcus Ltd., Series PLCS (Norway) (2)	2.875%	04/27/16		400	393,920
Vantage Drilling Co. (Cayman Islands) (2)(a)	7.875%	09/01/42		4,625	5,662,735
ZaZa Energy Corp. 144A (2)(a)(f)	9.000%	08/01/17		3,550	3,159,500

					21,281,698

Financials - 2.2%
AV Homes, Inc. (2)	7.500%	02/15/16		200	218,000
AV Homes, Inc. (2)	7.500%	02/15/16		5,900	7,057,875
BlackRock Kelso Capital Corp. 144A (2)(f)	5.500%	02/15/18		1,800	1,833,750
CNO Financial Group, Inc. (2)	7.000%	12/30/16		1,750	4,187,969
CNO Financial Group, Inc., Series 1 (2)	7.000%	12/30/16		1,900	4,546,937
CNO Financial Group, Inc., Series UNRE (2)(a)	7.000%	12/30/16		1,150	2,752,094
Encore Capital Group, Inc. 144A (2)(f)	3.000%	07/01/20		1,300	1,259,843
iStar Financial, Inc. (2)	3.000%	11/15/16		2,800	3,321,500
KCAP Financial, Inc. (2)	8.750%	03/15/16		4,000	5,480,000
Knight Capital Group, Inc. (2)(a)	3.500%	03/15/15		8,925	8,919,422
Meadowbrook Insurance Group, Inc. 144A (2)(f)	5.000%	03/15/20		2,575	2,935,500
MF Global Holdings Ltd. (2)(g)	3.375%	08/01/18		2,750	1,278,750
MGIC Investment Corp. (2)	2.000%	04/01/20		5,225	5,917,312
National Financial Partners Corp. (2)(a)	4.000%	06/15/17		600	1,224,750
Radian Group, Inc. (2)(a)	2.250%	03/01/19		4,200	5,357,625
TICC Capital Corp. 144A (2)(a)(f)	7.500%	11/01/17		3,550	3,652,063

					59,943,390

Health Care - 0.7%
Accuray, Inc. 144A (2)(f)	3.500%	02/01/18		3,025	3,785,031
Adcare Health Systems, Inc. (3)(b)	10.000%	10/26/13		1,850	2,526,915
Exelixis, Inc. (2)(a)	4.250%	08/15/19		3,350	3,241,125
MannKind Corp. (2)(a)	5.750%	08/15/15		1,540	1,678,600
MannKind Corp. (2)(a)	3.750%	12/15/13		500	483,750
Sequenom, Inc. 144A (2)(a)(f)	5.000%	10/01/17		2,825	3,275,235
Theravance, Inc. (2)	2.125%	01/15/23		1,600	2,466,000

					17,456,656

Industrials - 0.6%
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)	7.500%	12/31/13		1,850	—
FuelCell Energy, Inc. (2)	8.000%	06/15/18		1,875	2,076,562
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(f)	0.750%	04/05/17	EUR	2,800	4,274,410
MasTec, Inc. (2)	4.250%	12/15/14		$2,400	5,173,500
MasTec, Inc. (2)	4.000%	06/15/14		2,125	4,470,469

					15,994,941

Information Technology - 0.4%
Blucora, Inc. 144A (2)(f)	4.250%	04/01/19		1,675	1,874,953
GT Advanced Technologies, Inc. (2)(a)	3.000%	10/01/17		3,325	2,822,094
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27		4,104	20,520
Quantum Corp. 144A (2)(a)(f)	4.500%	11/15/17		1,650	1,813,969
Salesforce.com, Inc. 144A (2)(f)	0.250%	04/01/18		4,975	4,735,578
SouthPeak Interactive Corp. (3)(b)	10.000%	07/19/13		2,500	239,500

					11,506,614

The accompanying notes are an integral part of these financial statements.	(Continued)

32	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 2)
Materials - 0.2%
Cereplast, Inc. (3)(b)	7.000%	06/01/16	$3,832	$560,196
Jaguar Mining, Inc. (2)(a)	5.500%	03/31/16	500	116,250
RTI International Metals, Inc. (2)	1.625%	10/15/19	2,650	2,494,313
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.500%	12/15/15	1,200	12,000
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.000%	06/01/18	300	3,000
Silver Standard Resources, Inc. 144A (Canada) (2)(f)	2.875%	02/01/33	750	563,906
Stillwater Mining Co., Series SWC (2)	1.750%	10/15/32	1,225	1,256,391

				5,006,056

Telecommunication Services - 0.7%
Level 3 Communications, Inc. (2)	6.500%	10/01/16	13,525	18,453,172
Level 3 Communications, Inc., Series B (2)	7.000%	03/15/15	1,280	1,489,600

				19,942,772

TOTAL CONVERTIBLE BONDS (cost $198,567,395)				207,929,605

BANK LOANS - 0.8%
Energy - 0.7%
Overseas Shipholding Group, Inc. (2)	2.943%	12/31/13	1,796	1,719,929
Overseas Shipholding Group, Inc. (2)	2.942%	12/31/13	1,141	1,092,421
Overseas Shipholding Group, Inc. (2)	2.750%	12/31/13	24	23,236
Overseas Shipholding Group, Inc. (2)	2.951%	12/31/13	119	114,323
Overseas Shipholding Group, Inc. (2)	2.948%	12/31/13	894	856,154
Patriot Coal Corp. (2)	9.250%	12/31/49	15,500	15,332,135

				19,138,198

Financials - 0.1%
J.G. Wentworth LLC (2)	9.000%	01/22/18	2,396	2,362,626

TOTAL BANK LOANS (cost $21,508,536)				21,500,824

CLOSED END FUNDS - 2.4%	SHARES	VALUE (Note 2)
Aberdeen Global Income Fund, Inc.	3,867	$42,769
Advent Claymore Convertible Securities and Income Fund (a)	5,552	94,051
Advent Claymore Convertible Securities and Income Fund II (a)	118,761	819,451
Advent Claymore Enhanced Growth & Income Fund (a)	35,583	348,002
AllianzGI NFJ Dividend Interest & Premium Strategy Fund (a)	13,135	221,325
ASA Gold and Precious Metals Ltd. (Bermuda) (a)	3,514	44,628
BlackRock Core Bond Trust (a)	110,874	1,456,884
BlackRock Credit Allocation Income Trust	430,046	5,581,997
BlackRock EcoSolutions Investment Trust	159	1,275
BlackRock Energy and Resources Trust (a)	7,011	175,485
BlackRock Enhanced Capital and Income Fund, Inc.	61,776	779,613
BlackRock Enhanced Equity Dividend Trust (a)	529,698	4,031,002

CLOSED END FUNDS - 2.4% (continued)	SHARES	VALUE (Note 2)
BlackRock Global Opportunities Equity Trust (a)	280,321	$3,784,333
BlackRock Income Opportunity Trust, Inc. (a)	163,055	1,640,333
BlackRock International Growth and Income Trust	339,638	2,503,132
BlackRock Resources & Commodities Strategy Trust	83,081	959,585
Calamos Convertible and High Income Fund	7,445	92,244
Central Securities Corp.	20,715	436,672
Clough Global Equity Fund (a)	21,583	323,097
Cohen & Steers Dividend Majors Fund, Inc.	133	1,903
Cohen & Steers REIT and Preferred Income Fund, Inc.	3,140	54,259
Cohen & Steers Select Preferred and Income Fund, Inc.	327	8,482
Cutwater Select Income Fund	3,012	55,300
DoubleLine Income Solutions Fund	160,000	3,713,600
DWS High Income Opportunities Fund, Inc.	2,912	41,962

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	33

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 2.4% (continued)	SHARES	VALUE (Note 2)
Eaton Vance Enhanced Equity Income Fund	142,387	$1,644,570
Eaton Vance Enhanced Equity Income Fund II	165,738	1,905,987
Eaton Vance Risk-Managed Diversified Equity Income Fund	438,453	4,779,138
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	323,849	3,601,201
Eaton Vance Tax-Advantaged Dividend Income Fund	951	17,365
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	21,749	487,613
Eaton Vance Tax-Managed Buy-Write Income Fund	20,915	303,477
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	18,282	238,580
Eaton Vance Tax-Managed Diversified Equity Income Fund	432,411	4,397,620
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	792,051	7,342,313
Ellsworth Fund Ltd.	8,274	63,379
First Opportunity Fund, Inc. †(a)	26,788	219,394
First Trust Aberdeen Global Opportunity Income Fund †	670	10,338
First Trust Enhanced Equity Income Fund	25,296	318,983
First Trust High Income Long/Short Fund	465	8,165
Fort Dearborn Income Securities, Inc.	4,612	66,228
ING Global Equity Dividend & Premium Opportunity Fund	45,040	422,025
ING Risk Managed Natural Resources Fund (a)	5,724	61,934
Invesco Bond Fund	40,233	737,471
John Hancock Hedged Equity & Income Fund	32,145	542,929
John Hancock Premium Dividend Fund	3,703	49,102
John Hancock Tax-Advantaged Dividend Income Fund	1,438	27,063
Lazard Global Total Return and Income Fund, Inc.	8,522	139,249
Madison Covered Call & Equity Strategy Fund	53,957	427,879
Montgomery Street Income Securities, Inc.	851	13,752
Morgan Stanley Emerging Markets Fund, Inc.	13,440	192,730
Morgan Stanley Income Securities, Inc.	31,979	544,602
Nuveen Dividend Advantage Municipal Fund 3	977	12,945
Nuveen Dividend Advantage Municipal Income Fund	690	9,211
Nuveen Equity Premium Advantage Fund	37,890	467,563
Nuveen Equity Premium and Growth Fund	13,620	187,956

CLOSED END FUNDS - 2.4% (continued)	SHARES	VALUE (Note 2)
Nuveen Equity Premium Income Fund	19,014	$239,006
Nuveen Global Value Opportunities Fund	2,269	29,293
Nuveen Maryland Premium Income Municipal Fund	414	5,548
Nuveen Preferred Income Opportunities Fund	3,093	29,538
Nuveen Quality Preferred Income Fund	19,949	165,577
Nuveen Quality Preferred Income Fund II	132,729	1,156,070
Nuveen Quality Preferred Income Fund III	11,078	93,277
Petroleum & Resources Corp.	46,971	1,206,215
PIMCO Dynamic Credit Income Fund	175,446	4,019,468
Putnam High Income Securities Fund	11,189	88,393
Templeton Emerging Markets Fund	2,418	42,315
Transamerica Income Shares, Inc.	7,037	145,103
Tri-Continental Corp.	6,492	116,337
Wells Fargo Advantage Multi-Sector Income Fund	433	6,348
Western Asset Global Corporate Defined Opportunity Fund, Inc.	60,535	1,100,526
Western Asset Income Fund	5,701	73,372
Western Asset Worldwide Income Fund, Inc. †	1,162	15,211
Zweig Fund, Inc.	15,253	195,543

TOTAL CLOSED END FUNDS (cost $62,567,755)		65,179,286

PREFERRED STOCKS - 0.9%

Energy - 0.6%
Black Elk Energy, Class E (3)†(b)	17,117,549	17,117,549

Financials - 0.2%
Ally Financial, Inc., Perpetual Preferred Stock 144A (2)†(a)(f)(p)	2,175	2,067,270
Flagstar Bancorp, Inc., Series C (3)†(b)	1,423	1,360,203
SLM Corp., Perpetual Preferred Stock, Series A †(p)	12,500	617,625
United Community Banks, Inc. (3)†(b)	1,421	1,399,088

		5,444,186

Industrials - 0.0% (e)
Jack Cooper Holdings Corp. (3)†(b)	736	64,967
Jack Cooper Holdings Corp., Perpetual Preferred Stock 144A (3)†(b)(f)(j)(p)	2,000	242,000

		306,967

Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A (2)(a)(j)(p)	218,975	1,751,800

TOTAL PREFERRED STOCKS (cost $24,340,167)		24,620,502

RIGHTS - 0.0% (e)

Health Care - 0.0% (e)
American Medical Alert Corp. (3)†(b)	283,523	2,835

The accompanying notes are an integral part of these financial statements.	(Continued)

34	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 2)
Information Technology - 0.0%
Gerber Scientific, Inc. (3)†(b)	879,944	$—

TOTAL RIGHTS (cost $-)		2,835

SHORT-TERM INVESTMENTS - 4.5%
U.S. Treasury Bill, 0.000% 12/12/2013 (a)(k)(2) (cost $120,663,768)	120,700	120,664,273

WARRANTS - 1.1%

Consumer Discretionary - 0.1%
EveryWare Global, Inc. †	756,000	1,058,400
Hemisphere Media Group, Inc. †	743,407	1,040,770

		2,099,170

Energy - 0.0% (e)
Camac Energy, Inc. (3)†(b)	88,191	2,646
Green Field Energy Services, Inc. (3)†(b)	2,025	111,375
Harvest Natural Resources, Inc. (3)†(b)	51,454	15,436
Integrated Drilling Equipment Holdings Corp. †	680,000	187,000
Pacific Ethanol, Inc. (3)†(b)	318,750	10,625
Plug Power, Inc. (3)†(b)	88,875	14,220
Syntroleum Corp. (3)†(b)	253,165	15,190

		356,492

Financials - 0.8%
Andina Acquisition Corp. (3)†(a)(b)	415,800	74,844
Associated Banc-Corp †(a)	20,065	29,094
Australia Acquisition Corp. (Australia) (3)†(b)	612,000	—
BGS Acquisition Corp. (Argentina) †(a)	671,160	154,367
Blue Wolf Mongolia Holdings Corp. †(a)	526,500	94,770
Boston Private Financial Holdings, Inc. †(a)	97,674	366,277
Chart Acquisition Corp. †	1,268,625	444,019
Collabrium Japan Acquisition Corp. (United Kingdom) †	595,000	184,450
Comerica, Inc. †	45,508	517,060
Gerova Financial Group Ltd. (Bermuda) (3)†(b)	138,792	1,388
Infinity Cross Border Acquisition Corp. (Israel) (3)†(a)(b)	287,100	160,776
IVS Group (Luxembourg) (2)†	590,301	254,713
Lincoln National Corp. †	49,759	1,341,005
Lone Oak Acquisition Corp. (Hong Kong) (3)†(b)	328,820	85,822
Nautilus Marine Acquisition Corp. (Greece) (2)†	777,600	54,432
Neostem (3)†(b)	243,000	14,580
Prime Acquisition Corp. (China) †	423,001	114,210
SAExploration Holdings, Inc. (Canada) †	456,000	456,000
SCG Financial Acquisition Corp. †	631,210	504,968

	SHARES	VALUE (Note 2)
Financials - 0.8% (continued)
Selway Capital Acquisition Corp. (3)†(b)	414,792	$642,928
Signature Bank †	107,610	5,728,080
Texas Capital Bancshares, Inc. †	16,077	472,825
Valley National Bancorp †	49,509	34,656
Wintrust Financial Corp. †	415,782	7,554,759

		19,286,023

Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(b)	68,407	—
Authentidate Holding Corp. (3)†(b)	1,377,760	91,298
Bionovo, Inc. (3)†(b)	39,373	—
Cormedix, Inc. †(a)	75,400	16,965
CryoPort, Inc. (3)†(b)	1,704,825	51,145
CytRx Corp. (3)†(b)	2,268,000	—
Galena Biopharma, Inc. (3)†(a)(b)	510,000	397,800
InspireMD, Inc. (United Kingdom) (3)†(b)	67,911	2,037
IntelliPharmaCeutics International, Inc., Series A (3)†(b)	220,000	70,400
MannKind Corp. †	425,000	1,281,375
Mast Therapeutics, Inc. (3)†(b)	103,750	—
Medgenics, Inc. (3)†(b)	34,000	13,260
Opexa Therapeutics, Inc. (3)†(b)	47,362	1,421
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	173,242	107,410
Pluristem Therapeutics, Inc. (Israel) †	63,750	17,850
Provectus Pharmaceuticals, Inc., Series A (3)†(b)	881,558	185,127
Provectus Pharmaceuticals, Inc., Series C (3)†(b)	617,090	129,589
ReGeneRx Biopharmaceuticals, Inc. †	240,000	24
Rexahn Pharmaceuticals, Inc. (3)†(b)	1,402,500	266,475
Rosetta Genomics Ltd. (Israel) (3)†(b)	688,211	13,764
RXi Pharmaceuticals Corp. (3)†(b)	144,175	253,748
Synergy Pharmaceuticals, Inc. (3)†(b)	82,000	83,640
Venaxis, Inc. (2)†	24,000	2,880
Zogenix, Inc. (3)†(b)	38,250	14,535

		3,000,743

Industrials - 0.0% (e)
China Wood, Inc. (3)†(b)	94,000	—
Jack Cooper Holdings Corp. (3)†(a)(b)	2,223	233,415
Pingtan Marine Enterprise Ltd. (China) (2)†	395,000	79,000
Spherix, Inc. (3)†(b)	196,441	—

		312,415

Information Technology - 0.1%
exceet Group SE (Germany) (3)†(b)	72,000	937
Global Eagle Entertainment, Inc. (2)†	1,382,500	2,212,000
Magic Software Enterprises Ltd. (Israel) (3)†(b)	132,782	67,719
Microvision, Inc. (3)†(b)	42,000	46,200
Net Element International, Inc. (Bulgaria) †	319,668	191,801
Orckit Communications Ltd. (Israel) (3)†(b)	84,282	—

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	35

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 2)
Information Technology - 0.1% (continued)
SinoHub, Inc. (China) (3)†(b)	267,392	$—
Transwitch Corp. (3)†(b)	640,000	57,600

		2,576,257

Materials - 0.0% (e)
Aurcana Corp. (Canada) (3)†(b)	623,387	6,234
Cereplast, Inc. (3)†(b)	64,539	—
China Shen Zhou Mining & Resources, Inc. (China) (3)†(b)	66,762	—
Coeur Mining, Inc.	32,250	43,544
Edgewater Exploration Ltd. (Canada) (3)†(b)	250,000	—
Energy Fuels, Inc. (Canada) (3)†(b)	360,000	—
Golden Minerals Co. (3)†(b)	73,912	12,565
Kangaroo Resources Ltd. (Australia) (3)†(b)	24,137,931	—
Plastec Technologies Ltd. (Hong Kong) (2)†	56,004	2,800

		65,143

Utilities - 0.0% (e)
China Hydroelectric Corp. (China) †	24,500	735
Electrawinds SE (Germany) †	621,000	363,746

		364,481

TOTAL WARRANTS (cost $11,825,195)		28,060,724

MONEY MARKET FUNDS - 25.3%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.457% (2)(l)	5,088,037	5,088,037
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(l)	20,352,150	20,352,150
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.062% (2)(l)	305,796,620	305,796,620
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(l)(m)	322,656,166	322,656,166
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(l)	25,440,187	25,440,187

TOTAL MONEY MARKET FUNDS (cost $679,333,160)		679,333,160

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0% (e)
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (2)(l)(n)
(cost $115,553)	115,553	115,553

PURCHASED OPTIONS - 1.2%	CONTRACTS/ NOTIONAL
Put - Knight Capital Group, Inc., Expires 07/20/2013, Strike $9.00	508	33,920
Put - Pfizer, Inc., Expires 07/20/2013, Strike $35.00	34,787	24,003,030

PURCHASED OPTIONS - 1.2% (continued)	CONTRACTS/ NOTIONAL	VALUE (Note 2)
Put - Sprint Nextel Corp., Expires 01/18/2014, Strike $10.00	5,544	$1,696,464
Put - SUPERVALU, Inc., Expires 07/20/2013, Strike $5.00 (3)(b)	5,951	59,510
Put - Zoetis, Inc., Expires 07/20/2013, Strike $40.00	6,653	6,120,760

TOTAL PURCHASED OPTIONS (cost $31,368,348)		31,913,684

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,686,271,336)		2,729,224,403

SECURITIES SOLD SHORT - (21.9)%	SHARES
COMMON STOCKS - (20.6)%

Consumer Discretionary - (10.1)%
Comcast Corp., Class A	(782,942)	(32,789,611)
CST Brands, Inc. †	(9,413)	(290,015)
Discovery Communications, Inc., Class A †	(408,458)	(31,537,042)
Lennar Corp., Class A	(8,476)	(305,475)
Liberty Global PLC, Class A (United Kingdom) †	(777,082)	(57,566,235)
Liberty Global PLC, Class C (United Kingdom) †	(120,894)	(8,207,494)
M/I Homes, Inc. †	(91,043)	(2,090,347)
Meritage Homes Corp. †	(24,688)	(1,070,472)
News Corp., Class A †	(1,006,144)	(15,394,003)
Standard Pacific Corp. †	(89,297)	(743,844)
TUI AG (Germany) (2)†	(504,315)	(5,982,876)
Twenty-First Century Fox, Inc.	(4,024,583)	(116,672,661)

		(272,650,075)

Consumer Staples - (0.2)%
Central Garden and Pet Co., Class A †	(1,232)	(8,501)
SUPERVALU, Inc. †	(30,000)	(186,600)
Universal Corp.	(12,936)	(748,347)
Vector Group Ltd.	(213,050)	(3,455,671)
WhiteWave Foods Co., Class A †	(2,919)	(47,434)

		(4,446,553)

Energy - (0.6)%
Alpha Natural Resources, Inc. †	(57,207)	(299,765)
Cal Dive International, Inc. †	(736,554)	(1,384,722)
Cobalt International Energy, Inc. †	(91,192)	(2,422,971)
Contango Oil & Gas Co.	(13,880)	(468,450)
Petrominerales Ltd. (Canada)	(103,939)	(591,098)
Polarcus Ltd. (Norway) (2)†	(155,079)	(126,656)
Sanchez Energy Corp. †	(362,000)	(8,311,520)
Vantage Drilling Co. †	(1,356,219)	(2,766,687)
ZaZa Energy Corp. †	(164,657)	(197,588)

		(16,569,457)

Financials - (6.3)%
Associated Banc-Corp	(7,797)	(121,243)
AV Homes, Inc. †	(122,405)	(2,170,241)

The accompanying notes are an integral part of these financial statements.	(Continued)

36	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 2)
Financials - (6.3)% (continued)
Boston Private Financial Holdings, Inc.	(77,016)	$(819,450)
CNO Financial Group, Inc.	(874,684)	(11,335,905)
Comerica, Inc.	(29,280)	(1,166,222)
Encore Capital Group, Inc. †	(105,093)	(3,479,629)
Fidelity National Financial, Inc., Class A	(97,404)	(2,319,189)
FNB Corp.	(252,676)	(3,052,326)
IntercontinentalExchange, Inc. †	(190,805)	(33,917,497)
Investors Bancorp, Inc.	(109,397)	(2,306,089)
iStar Financial, Inc. REIT †	(176,111)	(1,988,293)
KCAP Financial, Inc.	(72,757)	(819,244)
Lincoln National Corp.	(49,197)	(1,794,215)
M&T Bank Corp.	(502,658)	(56,172,032)
MBIA, Inc. †	(217,894)	(2,900,169)
Meadowbrook Insurance Group, Inc.	(199,047)	(1,598,347)
MGIC Investment Corp. †	(608,833)	(3,695,616)
Mid-America Apartment Communities, Inc. REIT	(91,414)	(6,195,127)
PacWest Bancorp	(1)	(31)
PMI Group, Inc./The †	(263)	(17)
Radian Group, Inc.	(270,764)	(3,146,278)
Renasant Corp.	(1,791)	(43,593)
SCBT Financial Corp.	(108,616)	(5,473,160)
Signature Bank †	(104,027)	(8,636,322)
Texas Capital Bancshares, Inc. †	(15,429)	(684,430)
TICC Capital Corp.	(71,362)	(686,502)
Valley National Bancorp	(13,981)	(132,400)
Wintrust Financial Corp.	(359,818)	(13,773,833)

		(168,427,400)

Health Care - (1.9)%
Accuray, Inc. †	(347,478)	(1,994,524)
Actavis, Inc. †	(113,244)	(14,293,658)
Affymetrix, Inc. †	(89,948)	(399,369)
Covidien PLC (Ireland) †	(218,075)	(12,473,890)
Cynosure, Inc., Class A †	(178,907)	(4,648,004)
Exelixis, Inc. †	(420,980)	(1,911,249)
Mallinckrodt PLC (Ireland) †	(27,259)	(1,238,376)
Sequenom, Inc. †	(454,955)	(1,915,361)
Theravance, Inc. †	(50,098)	(1,930,276)
Zoetis, Inc.	(322,697)	(9,968,110)

		(50,772,817)

Industrials - (0.5)%
Ceco Environmental Corp.	(119,686)	(1,472,138)
Genesee & Wyoming, Inc., Class A †	(14,200)	(1,204,728)
JetBlue Airways Corp. †	(379,283)	(2,389,483)
MasTec, Inc. †	(224,970)	(7,401,513)

		(12,467,862)

Information Technology - (0.3)%
Blucora, Inc. †	(31,539)	(584,733)
GT Advanced Technologies, Inc. †	(314,859)	(1,306,665)
Integrated Device Technology, Inc. †	(147,205)	(1,168,808)
Molex, Inc.	(127,080)	(3,728,527)
Salesforce.com, Inc. †	(23,528)	(898,299)
Trulia, Inc. †	(66)	(2,052)

		(7,689,084)

	SHARES	VALUE (Note 2)
Materials - (0.2)%
Cliffs Natural Resources, Inc.	(51,653)	$(839,361)
Coeur Mining, Inc. †	(6,686)	(88,924)
New Gold, Inc. (Canada) †	(639,738)	(4,142,451)
RTI International Metals, Inc. †	(30,800)	(853,468)
Stillwater Mining Co. †	(71,650)	(769,521)

		(6,693,725)

Telecommunication Services - (0.5)%
Clearwire Corp., Class A †	(6,300)	(31,374)
Level 3 Communications, Inc. †	(523,486)	(11,035,085)
United States Cellular Corp.	(37,056)	(1,359,584)

		(12,426,043)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $508,866,274)		(552,143,016)

CLOSED END FUNDS - 0.0% (d)
Montgomery Street Income
Securities, Inc. (proceeds $1,473)	(85)	(1,373)

EXCHANGE TRADED FUNDS - (0.8)%
SPDR Barclays High Yield Bond ETF	(527,478)	(20,830,106)
SPDR S&P 500 ETF Trust	(6,051)	(968,221)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $22,390,410)		(21,798,327)

PREFERRED STOCKS - (0.5)%

Consumer Discretionary - (0.5)%
Volkswagen AG (Germany) (2)
(proceeds $13,734,005)	(67,195)	(13,572,295)

TOTAL SECURITIES SOLD SHORT (proceeds $544,992,162)		(587,515,011)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 79.8% (cost $2,141,279,174)		2,141,709,392

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.2% (o)		542,050,209

NET ASSETS - 100.0%		$2,683,759,601

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2013, the value of these securities was $353,458,297. In addition, $422,200,171 of cash collateral was pledged.
(b)	Security fair valued at as of June 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $117,604,737 or 4.4% of total net assets.
(c)	All or a portion of the security on loan. The aggregate market value of such securities is $51,999; cash collateral of $115,553 was received with which the Fund purchased a money market fund.
(d)	Represents a Pay-in-Kind Stock.
(e)	Represents less than 0.05 percent of net assets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	37

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Represents a Pay-in-Kind Bond.
(i)	Represents a step bond. The rate shown reflects the yield at June 30, 2013.
(j)	Indicates a variable rate security. The interest rate shown represents the discount rate at June 30, 2013.
(k)	The rate shown is the effective yield at the date of purchase.
(l)	Represents annualized seven-day yield as of June 30, 2013.
(m)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(n)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(o)	Includes appreciation on forward foreign currency exchange, futures contracts and swap contracts.
(p)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2013.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

Credit default swap contracts buy protection as of June 30, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank, Inc.	Markit CDX North America High Yield Index Series 20	5.000%	USD	4.290%	(144,100,000)	$(4,157,531)	06/20/2018	$(384,428)

Over the Counter
Bank of America	Host Hotels & Resorts LP	1.000%	USD	0.560%	(3,450,000)	$96,976	12/20/2015	$(135,091)

						$(4,060,555)		$(519,519)

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $622. Additional cash held as collateral with CitiBank was $10,313,986 at June 30, 2013.

Open written options contracts outstanding at June 30, 2013:

Call options written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
13,945	Clearwire Corp. (Exercise price $3)	J.P. Morgan	September 21, 2013	$(585,690)	$(2,719,275)	$(2,133,585)
10,405	Clearwire Corp. (Exercise price $4)	J.P. Morgan	December 21, 2013	(71,055)	(988,475)	(917,420)
1,764	Dell, Inc. (Exercise price $13)	J.P. Morgan	August 17, 2013	(128,772)	(109,368)	19,404

The accompanying notes are an integral part of these financial statements.	(Continued)

38	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
136	Knight Capital Group, Inc. (Exercise price $5)	J.P. Morgan	July 20, 2013	$—	$(544)	$(544)
372	Knight Capital Group, Inc. (Exercise price $4)	J.P. Morgan	July 20, 2013	(510)	(1,488)	(978)
34,786	Pfizer, Inc. (Exercise price $35)	J.P. Morgan	July 20, 2013	(75,772)	(34,786)	40,986
5,545	Sprint Nextel Corp. (Exercise price $10)	J.P. Morgan	January 18, 2014	(41,551)	(22,180)	19,371
5,651	SUPERVALU, Inc. (Exercise price $5)	J.P. Morgan	July 20, 2013	—	(762,885)	(762,885)
6,653	Zoetis, Inc. (Exercise price $40)	J.P. Morgan	July 20, 2013	(76,487)	(19,959)	56,528

				$(979,837)	$(4,658,960)	$(3,679,123)

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION
Short Contracts:
2,140	S&P 500 E-Mini Futures	September 20, 2013	$(174,356,380)	$(171,125,100)	$3,231,280
1,227	U.S. Treasury 2-Year Note Futures	September 30, 2013	(270,372,885)	(269,940,000)	432,885
251	U.S. Treasury 5-Year Note Futures	September 30, 2013	(30,906,880)	(30,382,766)	524,114

			$(475,636,145)	$(471,447,866)	$4,188,279

Cash held as collateral with broker for futures contracts was $4,608,026 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 08/07/13	The Royal Bank of Scotland	CAD	4,851,774	$4,715,724	$4,609,175	$(106,549)
Euro, Expiring 09/06/13	The Royal Bank of Scotland	EUR	1,499,738	1,987,153	1,952,713	(34,440)
Norwegian Krone, Expiring 07/09/13	The Royal Bank of Scotland	NOK	406,088	69,760	66,837	(2,923)
Norwegian Krone, Expiring 10/09/13	The Royal Bank of Scotland	NOK	410,550	70,292	67,346	(2,946)

				$6,842,929	$6,696,071	$(146,858)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	39

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/31/13	The Royal Bank of Scotland	AUD	(275,541)	$(278,296)	$(248,777)	$29,519
Canadian Dollar, Expiring 07/15/13	The Royal Bank of Scotland	CAD	(20,179,600)	(19,236,193)	(19,181,556)	54,637
Canadian Dollar, Expiring 08/07/13	The Royal Bank of Scotland	CAD	(29,592,710)	(28,906,356)	(28,111,996)	794,360
Canadian Dollar, Expiring 10/04/13	The Royal Bank of Scotland	CAD	(4,902,323)	(4,650,096)	(4,648,859)	1,237
Canadian Dollar, Expiring 12/27/13	The Royal Bank of Scotland	CAD	(168,314)	(159,888)	(159,343)	545
Euro, Expiring 07/02/13	The Royal Bank of Scotland	EUR	(259,533)	(336,906)	(337,821)	(915)
Euro, Expiring 09/06/13	The Royal Bank of Scotland	EUR	(14,023,715)	(18,351,588)	(18,259,382)	92,206
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(4,793,643)	(6,293,193)	(6,241,841)	51,352
Euro, Expiring 12/04/13	The Royal Bank of Scotland	EUR	(2,411,123)	(3,156,434)	(3,140,179)	16,255
Euro, Expiring 12/13/13	The Royal Bank of Scotland	EUR	(2,761,147)	(3,627,656)	(3,596,975)	30,681
Euro, Expiring 12/31/13	The Royal Bank of Scotland	EUR	(18,000)	(23,720)	(23,451)	269
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(21,000)	(27,733)	(27,377)	356
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(742,500)	(954,016)	(968,435)	(14,419)
Euro, Expiring 06/27/14	The Royal Bank of Scotland	EUR	(326,437)	(426,548)	(425,827)	721
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(27,471)	333
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(742,500)	(956,986)	(971,918)	(14,932)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(311,240)	(401,618)	(409,164)	(7,546)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(27,729)	157
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(28,029)	(19)
Norwegian Krone, Expiring 07/09/13	The Royal Bank of Scotland	NOK	(1,173,142)	(202,413)	(193,083)	9,330
Norwegian Krone, Expiring 09/16/13	The Royal Bank of Scotland	NOK	(6,745,753)	(1,166,288)	(1,107,460)	58,828
Norwegian Krone, Expiring 09/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,686)	(60,391)	(705)
Norwegian Krone, Expiring 10/09/13	The Royal Bank of Scotland	NOK	(1,186,033)	(203,939)	(194,556)	9,383
Norwegian Krone, Expiring 11/18/13	The Royal Bank of Scotland	NOK	(978,750)	(166,612)	(160,336)	6,276
Norwegian Krone, Expiring 12/11/13	The Royal Bank of Scotland	NOK	(1,397,358)	(225,770)	(228,733)	(2,963)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	(51,000,000)	(8,733,470)	(8,346,192)	387,278
Norwegian Krone, Expiring 12/27/13	The Royal Bank of Scotland	NOK	(364,000)	(58,852)	(59,551)	(699)
Norwegian Krone, Expiring 03/27/14	The Royal Bank of Scotland	NOK	(360,000)	(58,013)	(58,726)	(713)

The accompanying notes are an integral part of these financial statements.	(Continued)

40	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	$(164,808)	$(159,396)	$5,412
Norwegian Krone, Expiring 06/11/14	The Royal Bank of Scotland	NOK	(1,389,722)	(222,926)	(226,163)	(3,237)
Norwegian Krone, Expiring 06/27/14	The Royal Bank of Scotland	NOK	(368,000)	(59,102)	(59,858)	(756)
Norwegian Krone, Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(59,696)	(821)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,782,665)	80,625
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(226,198)	(3,604)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(58,892)	(875)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(58,096)	(922)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,329,818)	(78,344)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(1,990,667)	(34,015)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,106,531)	160,400

				(111,927,813)	(110,303,138)	1,624,675

				$(105,084,884)	$(103,607,067)	$1,477,817

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $8,781. Additional cash held as collateral for Royal Bank of Scotland was $1,630,000.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	41

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at June 30, 2013

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (NOTE 2)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	06/19/2014	$98,082

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United Kingdom
TUI Travel PLC	(743,844)	$(3,959,593)	$(73,364)

Net Cash and Other Receivables/(Payables) (c)			171,446

Swaps, at Value			$98,082

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(c)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $3,032,680 at June 30, 2013.

Total Return Basket Swaps* Outstanding at June 30, 2013

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (NOTE 2)
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	09/16/2013 - 08/04/2014	$36,991,864

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

42	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
2010 Swift Mandatory Common Exchange Security Trust	79,775	$1,090,333	$10,411
Alpha Natural Resources, Inc.	6,130	32,925	(804)
Beazer Homes USA, Inc.	40,300	952,289	226,083
Boston Properties, Inc.	132	2,545	11,377
Cliffs Natural Resources, Inc.	34,882	728,706	(161,873)
CNO Financial Group, Inc.	367	3,864	893
Energy XXI, Inc.	9,535	3,414,722	(905,825)
Genesee & Wyoming, Inc.	824	67,451	2,457
GT Advanced Technologies, Inc.	23,722	87,469	10,978
Interpublic Group of Cos, Inc./The	3,000	3,094,500	738,000
JetBlue Airways Corp.	5,578	34,541	601
Level 3 Communications, Inc.	133,455	2,846,832	(33,600)
NextEra Energy, Inc.	294,225	15,261,477	1,332,813
PPL Corp.	305,325	16,635,551	(633,467)
Sanchez Energy Corp.	67,500	3,945,530	(55,843)
Thompson Creek Metals Co., Inc.	226,250	3,738,781	(35,069)
Universal Corp.	8,350	9,103,587	1,605,288
Whiting Petroleum Corp.	1,144	241,241	2,288
Wintrust Financial Corp.	100,625	5,487,125	(42,306)

Total of Long Equity Positions			2,072,402

Short Positions

United Kingdom
Liberty Global PLC	(90,893)	(2,153,023)	(4,580,330)

United States
3D Systems Corp.	(786,830)	(22,711,651)	(11,830,186)
A.M. Castle & Co.	(83,200)	(843,137)	(468,094)
Accuray, Inc.	(174,158)	(889,041)	(110,626)
Affymetrix, Inc.	(253,516)	(994,714)	(130,897)
Alcoa, Inc.	(446,706)	(3,953,009)	459,768
Alliance Data Systems Corp.	(220,747)	(28,979,666)	(10,982,163)
Alliance One International, Inc.	(362,470)	(1,295,847)	(81,539)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Equity Investment Life Holding Co.	(1,650,286)	$(20,168,562)	$(5,740,928)
Amkor Technology, Inc.	(1,701,686)	(8,129,023)	964,925
Annaly Capital Management, Inc.	(2,495)	(32,453)	1,091
ArcelorMittal	(2,433)	(31,970)	4,721
Archer-Daniels-Midland Co.	(3,845)	(131,000)	616
ARES Captial Corp.	(94,020)	(1,631,525)	14,381
AuRico Gold, Inc.	(64,104)	(390,450)	110,316
AV Homes, Inc.	(118,327)	(1,554,555)	(543,382)
Avis Budget Group, Inc.	(432,616)	(8,875,125)	(3,562,585)
Beazer Homes USA, Inc.	(56,975)	(778,365)	(219,837)
BioMed Realty Trust, Inc.	(358,085)	(7,124,343)	(119,716)
BlackRock Kelso Capital Corp.	(32,530)	(321,432)	16,952
Blucora, Inc.	(20,665)	(358,456)	(24,673)
Bristow Group, Inc.	(10,827)	(692,592)	(14,627)
Cadence Design Systems, Inc.	(885,585)	(11,284,021)	(1,539,250)
Cal Dive International, Inc.	(98,974)	(199,990)	13,919
CBIZ, Inc.	(116,171)	(706,424)	(73,084)
Cemex SAB de CV	(1,543,102)	(17,016,192)	690,173
Cenveo, Inc.	(293,443)	(636,999)	11,965
Chart Industries, Inc.	(88,281)	(6,482,904)	(1,823,455)
China Medical Technologies, Inc.	(45,264)	(129,002)	128,550
Chiquita Brands International, Inc.	(35,099)	(257,247)	(126,034)
Ciena Corp.	(516,961)	(8,326,120)	(1,713,263)
Cobalt International Energy, Inc.	(145)	(3,877)	24
Coinstar, Inc.	(48,557)	(2,495,577)	(353,262)
Concur Technologies, Inc.	(3,496)	(244,893)	(39,611)
Convergys Corp.	(590,993)	(9,237,921)	(1,063,087)
Crimson Wine Group Ltd.	(913)	(5,694)	(2,080)
DDR Corp.	(509,313)	(8,896,375)	416,313
DFC Global Corp.	(19,884)	(326,137)	51,539
Digital Realty Trust, Inc.	(205,650)	(15,329,620)	2,784,970
DR Horton, Inc.	(797,160)	(16,888,337)	(75,228)
DST Systems, Inc.	(20,306)	(1,152,449)	(174,142)
Electronic Arts, Inc.	(73,554)	(1,687,611)	(1,925)
Energy XXI, Inc.	(63,855)	(2,064,888)	648,584
Equinix, Inc.	(151,967)	(27,976,781)	(94,563)
Espeed, Inc.	(37,266)	(211,414)	(8,083)
Exelixis, Inc.	(92,949)	(443,406)	21,418

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	43

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Exterran Holdings, Inc.	(129,375)	$(3,141,268)	$(496,757)
Fifth & Pacific Cos., Inc.	(1,747,763)	(21,087,760)	(17,957,266)
Finisar Corp.	(30,913)	(450,633)	(73,343)
GenCorp, Inc.	(381,270)	(4,584,238)	(1,615,212)
General Cable Corp.	(230,178)	(6,977,257)	(100,716)
Goodrich Petroleum Corp.	(4,472)	(59,555)	2,313
Green Plains Renewable Energy, Inc.	(180,239)	(1,953,087)	(447,696)
Group 1 Automotive, Inc.	(58,314)	(3,299,821)	(451,519)
Hawaiian Holdings, Inc.	(24,360)	(147,777)	(1,063)
Health Care REIT, Inc.	(43,943)	(2,873,227)	(72,272)
Hertz Global Holdings, Inc.	(2,138,764)	(28,149,077)	(24,892,270)
Hilltop Holdings, Inc.	(116,478)	(1,950,265)	40,025
Hornbeck Offshore Services, Inc.	(68,726)	(3,612,058)	(64,783)
Host Hotels & Resorts, Inc.	(1,521,652)	(24,207,632)	(1,462,637)
Interpublic Group of Cos., Inc./The	(61,314)	(807,858)	(84,261)
iStar Financial, Inc.	(168,497)	(1,743,296)	(159,035)
JAKKS Pacific, Inc.	(145,436)	(2,332,793)	696,638
Kaman Corp.	(75,087)	(2,522,779)	(72,228)
KCAP Financial, Inc.	(278,893)	(2,942,837)	(197,498)
Kilroy Realty Corp.	(193,329)	(9,356,275)	(892,096)
L-3 Communications Holdings, Inc.	(19,077)	(1,395,831)	(239,831)
Lennar Corp.	(1,191,754)	(42,186,920)	(763,895)
Leucadia National Corp.	(9,539)	(233,922)	(16,190)
Lexington Realty Trust	(947,571)	(9,245,875)	(1,821,754)
Liberty Global PLC	(67,868)	(1,515,287)	(3,092,272)
M/I Homes, Inc.	(20,969)	(524,272)	42,824
MasTec, Inc.	(60,472)	(1,671,024)	(318,504)
Meadowbrook Insurance Group, Inc.	(11,214)	(89,193)	(855)
Medicines Co./The	(23,335)	(641,982)	(75,803)
Meritage Homes Corp.	(1,703)	(74,655)	813
Meritor, Inc.	(30,983)	(184,790)	(33,640)
MGIC Investment Corp.	(435,924)	(2,039,793)	(606,266)
MGM Resorts International	(173,200)	(2,488,679)	(71,217)
Microchip Technology	(379,449)	(13,316,455)	(818,021)
Micron Technology, Inc.	(1,541,251)	(17,790,104)	(4,296,023)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Molina Healthcare, Inc.	(46,142)	$(1,374,550)	$(341,009)
Navistar International Corp.	(4,873)	(165,179)	29,904
NextEra Energy, Inc.	(128,023)	(9,275,772)	(1,155,542)
NorthStar Realty Finance Corp.	(232,327)	(1,877,733)	(236,443)
Nuance Communications, Inc.	(9,010)	(196,088)	30,484
Omnicare, Inc.	(82,318)	(2,750,564)	(1,176,828)
Pdl Biopharma, Inc.	(229,658)	(1,685,251)	(87,708)
Penson Worldwide, Inc.	(217,523)	(25,668)	24,689
PHH Corp.	(571,848)	(11,653,944)	(318)
Photronics, Inc.	(389,476)	(2,420,339)	(718,837)
PPL Corp.	(531,448)	(16,204,997)	123,380
priceline.com, Inc.	(23,112)	(13,532,716)	(5,583,913)
Prologis, Inc.	(1,497)	(66,240)	9,774
Quantum Corp.	(814,594)	(1,072,202)	(43,791)
Radian Group, Inc.	(1,052,823)	(11,813,860)	(419,944)
Regeneron Pharmaceuticals, Inc.	(137,675)	(20,335,386)	(10,624,968)
Regis Corp.	(438,419)	(7,743,240)	544,400
Rite Aid Corp.	(85,193)	(179,102)	(64,550)
RTI International Metals, Inc.	(77,012)	(2,150,478)	16,475
Ryman Hospitality Properties	(589,146)	(20,325,093)	(2,657,492)
Saks, Inc.	(144,470)	(1,591,796)	(378,774)
Salesforce.com, Inc.	(881,981)	(32,803,276)	(870,759)
Sanchez Energy Corp.	(151,704)	(3,480,541)	(2,583)
Sequenom, Inc.	(795,356)	(3,296,294)	(52,155)
Silver Standard Resources, Inc.	(18,750)	(136,075)	17,200
Sirius XM Radio	(10,216,541)	(28,611,462)	(5,613,950)
SL Green Realty Corp.	(125,296)	(10,342,735)	(707,120)
Smithfield Foods, Inc.	(143,531)	(3,686,581)	(1,014,060)
Standard Pacific Corp.	(110,585)	(907,565)	(13,608)
Stewart Information Services Corp.	(461,277)	(9,140,334)	(2,940,511)
Stillwater Mining Co.	(7,761)	(92,922)	9,568
SunPower Corp.	(65,581)	(1,332,008)	(25,519)
Swift Transportation Co.	(55,920)	(897,914)	(27,003)
SYNNEX Corp.	(155,185)	(5,539,010)	(1,022,212)
Take-Two Interactive Software, Inc.	(88,525)	(1,384,296)	59,076
Terex Corp.	(620,262)	(15,296,761)	(1,016,130)
Theravance, Inc.	(3,743)	(139,695)	(4,523)
Thompson Creek M	(1,060,541)	(2,813,506)	(399,933)
TICC Capital Corp.	(21,554)	(210,230)	2,881

The accompanying notes are an integral part of these financial statements.	(Continued)

44	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Titan International, Inc.	(683,353)	$(14,848,114)	$3,319,949
Titan Machinery, Inc.	(30,319)	(803,025)	207,863
TRW Automotive Holdings Corp.	(211,529)	(9,641,511)	(4,412,476)
Tyson Foods, Inc.	(283,156)	(5,535,885)	(1,735,561)
United Rentals, Inc.	(757,256)	(25,005,902)	(12,788,745)
United States Steel Corp.	(17,461)	(319,606)	13,515
Universal Corp.	(119,536)	(6,570,660)	(344,498)
Vantage Drilling Co.	(9,257)	(17,905)	(979)
Vector Group Ltd.	(83,132)	(1,329,168)	(19,233)
VeriSign, Inc.	(702,692)	(30,556,780)	(825,445)
Viropharma, Inc.	(494,886)	(12,285,851)	(1,892,633)
Vishay Intertechnology, Inc.	(485,827)	(5,150,450)	(1,597,687)
Western Refining, Inc.	(1,913,919)	(50,577,786)	(3,145,920)
Whiting Petroleum Corp.	(5,270)	(240,054)	(2,840)
Wintrust Financial Corp.	(88,882)	(3,262,223)	(140,180)
Xilinx, Inc.	(376,841)	(13,396,265)	(1,530,407)

Total of Short Equity Positions			(160,796,364)

Total of Long and Short Equity Positions			(158,723,962)

Long Positions	PRINCIPAL

United States
3D Systems Corp., 5.50%, 12/15/16	$11,725,000	21,958,158	14,135,541
A.M. Castle & Co., 7.00%, 12/15/17	925,000	1,023,487	514,497
Accuray, Inc., 3.75%, 08/01/16	700,000	699,898	(18,041)
Afford Resid Com, 7.50%, 08/15/25	4,773,000	6,067,374	91,694
Affymetrix, Inc., 4.00%, 07/01/19	2,525,000	2,305,184	231,883
Alcoa, Inc., 5.25%, 03/15/14	3,525,000	5,478,657	(953,007)
Alliance Data Systems Corp., 4.75%, 05/15/14	10,500,000	29,510,176	10,509,874
Alliance One International, Inc., 5.50%, 07/15/14	4,500,000	4,188,064	489,434
American Equity Investment Life Holding Co., 5.25%, 12/06/29	10,275,000	13,562,147	3,785,127

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Equity Investment Life Holding Co., 3.50%, 09/15/15	$8,925,000	$10,225,694	$1,762,424
Amkor Technology, Inc., 6.00%, 04/15/14	5,950,000	11,393,256	(2,733,507)
Annaly Capital Management, Inc., 5.00%, 05/15/15	3,150,000	3,228,750	(31,928)
ArcelorMittal, 5.00%, 05/15/14	6,875,000	7,114,669	(60,135)
Archer-Daniels-Midland Co., 0.88%, 02/15/14	1,500,000	1,512,151	4,894
Ares Capital Corp., 5.75%, 02/01/16	4,425,000	4,699,686	238,650
Ares Capital Corp., 5.13%, 06/01/16	3,025,000	3,147,186	82,518
AV Homes, Inc., 7.50%, 02/15/16	980,000	991,025	208,507
AV Homes, Inc., 7.50%, 02/15/16	3,920,000	4,080,885	300,744
Avis Budget Group, Inc., 3.50%, 10/01/14	7,400,000	9,280,939	4,324,041
BGC Partners, Inc., 4.50%, 07/15/16	965,000	875,617	122,450
BioMed Realty LP, 3.75%, 01/15/30	8,975,000	10,494,207	518,948
Bristow Group, Inc., 3.00%, 06/15/38	1,000,000	1,016,167	163,731
Cadence Design Systems, Inc., 2.63%, 06/01/15	6,925,000	12,112,331	1,353,389
CBIZ, Inc., 4.88%, 10/01/15	1,400,000	1,423,464	142,757
Cemex SAB de CV, 4.88%, 03/15/15	6,675,000	6,864,234	864,126
Cemex SAB de CV, 3.75%, 03/15/18	500,000	467,760	153,578
Cemex SAB de CV, 3.25%, 03/15/16	15,375,000	19,660,852	(855,514)
Cenveo Corp., 7.00%, 05/15/17	1,800,000	1,498,849	110,683
Chart Industries, Inc., 2.00%, 08/01/18	6,925,000	8,721,844	1,717,950
China Medical Technologies, Inc., 4.00%, 08/15/13	250,000	43,750	(41,250)
China Medical Technologies, Inc., 6.25%, 12/15/16	2,625,000	459,375	(433,125)
Ciena Corp., 4.00%, 12/15/20	13,175,000	14,705,935	2,499,364

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	45

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ciena Corp., 4.00%, 03/15/15	$2,900,000	$3,455,512	$(18,224)
Coinstar, Inc., 4.00%, 09/01/14	2,150,000	3,035,501	108,699
Concur Technologies, Inc., 2.50%, 04/15/15	200,000	289,653	29,997
Convergys Corp., 5.75%, 09/15/29	7,825,000	12,481,258	838,359
DDR Corp., 1.75%, 11/15/40	12,000,000	13,373,486	647,207
DFC Global Corp., 3.25%, 04/15/17	800,000	939,522	(148,695)
Digital Realty Trust LP, 5.50%, 04/15/29	8,450,000	15,949,848	(2,735,988)
DR Horton, Inc., 2.00%, 05/15/14	11,106,000	16,464,023	1,992,157
DST Systems, Inc., 0.54%, 08/15/23	975,000	1,156,594	193,909
Electronic Arts, Inc., 0.75%, 07/15/16	5,075,000	5,276,637	25,047
Equinix, Inc., 4.75%, 06/15/16	13,075,000	29,961,820	(249,642)
Exide Technologies, 4.25%, 06/15/14	3,675,000	4,054,315	676,331
Exide Technologies, 0.00%, 09/18/13	650,000	554,125	(472,875)
Fifth & Pacific Cos., Inc., 6.00%, 06/15/14	6,250,000	21,389,581	18,019,294
Finisar Corp., 5.00%, 10/15/29	400,000	687,111	45,737
Gaylord Entertainment Co., 3.75%, 10/01/14	13,200,000	20,741,873	2,907,496
Genco Shipping & Trading Ltd., 5.00%, 08/15/15	500,000	239,931	(101,301)
GenCorp, Inc., 4.06%, 12/31/39	3,575,000	4,146,875	2,512,279
General Cable Corp., 4.50%, 11/15/29	9,620,000	10,171,948	487,039
General Cable Corp., 0.88%, 11/15/13	6,075,000	5,974,234	92,079
GMX Resources, Inc., 4.50%, 05/01/15	1,875,000	830,391	(722,578)
Goodrich Petroleum Corp., 5.00%, 10/01/29	1,000,000	958,472	46,186
Green Plains Renewable Energy, Inc., 5.75%, 11/01/15	4,100,000	2,988,699	1,748,723

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Group 1 Automotive, Inc., 3.00%, 03/15/20	$2,350,000	$3,783,305	$493,440
Hawaiian Holdings, Inc., 5.00%, 03/15/16	300,000	327,583	4,487
Health Care REIT, Inc., 3.00%, 12/01/29	2,400,000	3,041,981	139,028
Hertz Global Holdings, Inc., 5.25%, 06/01/14	17,725,000	28,770,263	24,608,865
Hornbeck Offshore Services, Inc., 1.63%, 11/15/26	4,900,000	5,600,424	62,442
Host Hotels & Resorts LP, 2.50%, 10/15/29	27,225,000	35,072,987	1,991,158
Host Hotels & Resorts, Inc., 3.00%, 08/01/35	5,800,000	5,770,031	198,982
JAKKS Pacific, Inc., 4.50%, 11/01/14	3,925,000	4,799,784	(826,842)
James River Coal Co., 4.50%, 12/01/15	500,000	180,813	35,909
Kaman Corp., 3.25%, 11/15/17	3,800,000	4,500,283	10,694
Kilroy Realty LP, 4.25%, 11/15/14	7,390,000	10,091,097	921,459
LDK Solar Co., Ltd., 0.00%, 01/01/99	187,500	115,181	26,173
Lennar Corp., 3.25%, 11/15/21	14,100,000	23,013,239	713,172
Lennar Corp., 2.75%, 12/15/20	16,900,000	26,681,827	2,266,661
Leucadia National Corp., 3.75%, 04/15/14	250,000	285,286	32,416
Lexington Realty Trust, 6.00%, 01/15/30	7,550,000	10,379,989	2,496,333
Medicines Co./The, 1.38%, 06/01/17	825,000	923,922	114,383
Meritor, Inc., 4.63%, 03/01/26	2,000,000	1,801,882	230,781
MGIC Investment Corp., 5.00%, 05/01/17	10,850,000	6,610,970	4,536,226
MGM Resorts International, 4.25%, 04/15/15	7,150,000	7,417,053	648,766
Microchip Technology, Inc., 2.13%, 12/15/37	10,650,000	14,135,031	1,322,782

The accompanying notes are an integral part of these financial statements.	(Continued)

46	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Micron Technology, Inc., 3.13%, 05/01/32	$4,025,000	$5,668,515	$774,146
Micron Technology, Inc., 2.38%, 05/01/32	4,850,000	5,207,445	2,558,897
Micron Technology, Inc., 1.88%, 06/01/14	20,275,000	21,976,767	1,115,253
Micron Technology, Inc., 1.50%, 08/01/31	400,000	379,217	237,236
Molina Healthcare, Inc., 3.75%, 10/01/14	1,875,000	2,135,351	294,637
National Financial Partners Corp., 4.00%, 06/15/17	4,025,000	5,535,607	2,686,583
Navistar International Corp., 3.00%, 10/15/14	875,000	799,459	55,764
Northgate Minerals Corp., 3.50%, 10/01/16	1,800,000	1,859,276	(147,456)
NorthStar Realty Finance Corp., 7.50%, 03/15/31	1,700,000	1,835,646	819,079
Nuance Communications, Inc., 2.75%, 11/01/31	600,000	677,471	(56,825)
Omnicare, Inc., 3.75%, 12/15/25	2,400,000	3,263,750	1,179,692
Penson Worldwide, Inc., 8.00%, 06/01/14	8,515,000	755,468	127,963
PHH Corp., 6.00%, 06/15/17	8,125,000	14,425,953	177,099
Photronics, Inc., 5.50%, 10/01/14	2,200,000	3,231,952	525,097
Powerwave Technologies, Inc., 2.75%, 07/15/41	3,900,000	1,173,763	(1,134,764)
priceline.com, Inc., 1.25%, 03/15/15	7,075,000	13,585,231	5,759,521
Protein Design Labs, Inc., 2.88%, 02/15/15	1,400,000	1,736,763	181,261
Radian Group, Inc., 3.00%, 11/15/17	10,225,000	9,802,245	3,016,516
Radian Group, Inc., 2.25%, 03/01/19	4,150,000	5,967,063	(643,469)
Regeneron Pharmaceuticals, Inc., 1.88%, 10/01/16	11,925,000	20,994,211	11,011,707

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regis Corp., 5.00%, 07/15/14	$10,000,000	$12,727,780	$(848,498)
Rite Aid Corp., 8.50%, 05/15/15	300,000	322,054	105,564
Saks, Inc., 7.50%, 12/01/13	800,000	1,651,166	319,924
Salesforce.com, Inc., 0.75%, 01/15/15	20,100,000	35,162,015	1,300,259
Sequenom, Inc., 5.00%, 10/01/17	4,500,000	4,586,187	685,713
SL Green Operating Partnership LP, 3.00%, 10/15/17	15,150,000	17,762,118	596,236
Smithfield Foods, Inc., 4.75%, 06/30/13	14,800,000	15,984,022	3,831,326
Standard Pacific Corp., 1.25%, 08/01/32	1,150,000	1,355,088	117,758
Sterlite Industries India Ltd., 4.00%, 10/30/14	5,350,000	5,077,450	157,164
Stewart Enterprises, Inc., 3.13%, 07/15/14	25,000	25,219	5,887
Stewart Information Services Corp., 6.00%, 10/15/14	6,125,000	9,446,790	3,448,908
SunPower Corp., 4.75%, 04/15/14	2,775,000	2,998,781	(37,068)
SunPower Corp., 4.50%, 03/15/15	625,000	732,894	4,510
SYNNEX Corp., 4.00%, 05/15/18	8,300,000	10,169,193	1,679,235
Take-Two Interactive Software, Inc., 4.38%, 06/01/14	1,125,000	1,320,606	274,331
Terex Corp., 4.00%, 06/01/15	11,325,000	17,656,882	2,054,961
Time Warner, Inc., 2.38%, 04/01/26	1,075,000	1,435,151	192,292
Titan International, Inc., 5.63%, 01/15/17	7,575,000	18,214,322	(3,660,749)
Titan Machinery, Inc., 3.75%, 05/01/19	2,785,000	2,768,173	(147,402)
TRW Automotive, Inc., 3.50%, 12/01/15	6,650,000	10,712,133	4,438,580
Tyson Foods, Inc., 3.25%, 10/15/13	4,800,000	5,427,566	1,921,401
United Rentals, Inc., 4.00%, 11/15/15	8,500,000	25,552,181	12,548,145

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	47

Schedule of Investments	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United States Steel Corp., 4.00%, 05/15/14	$6,184,000	$6,631,654	$(278,266)
VeriSign, Inc., 3.25%, 08/15/37	27,135,000	38,791,739	(289,741)
Virgin Media, Inc., 6.50%, 11/15/16	6,950,000	11,370,680	7,145,499
ViroPharma, Inc., 2.00%, 03/15/17	10,375,000	15,298,228	1,795,994
Vishay Intertechnology, Inc., 2.25%, 11/15/40	7,175,000	6,586,752	1,370,333
Western Refining, Inc., 5.75%, 06/15/14	18,547,000	46,588,654	7,307,990
Xilinx, Inc., 3.13%, 03/15/37	13,400,000	16,487,816	2,124,803

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
XM Satellite Radio, Inc., 7.00%, 12/01/14	$19,594,000	$30,501,862	$6,856,160

Total of Long Fixed Income Positions			188,708,034

Net Cash and Other Receivables/(Payables) (c)			7,007,792

Swaps, at Value			$36,991,864

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(c)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $302,754,537 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

48	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 98.9%	SHARES	VALUE (Note 2)
Consumer Discretionary - 21.2%
Advance Auto Parts, Inc.	2,300	$186,691
Amazon.com, Inc. †	3,200	888,608
American Eagle Outfitters, Inc. (a)	22,900	418,154
AutoNation, Inc. †	14,700	637,833
AutoZone, Inc. †	1,400	593,166
Bed Bath & Beyond, Inc. †(a)	2,300	163,070
Big Lots, Inc. †	7,800	245,934
Brinker International, Inc. (a)	12,400	488,932
Brunswick Corp. (a)	20,700	661,365
Buckle, Inc./The (a)	7,400	384,948
Cabela’s, Inc. †(a)	11,000	712,360
Carter’s, Inc. (a)	7,700	570,339
CBS Corp., Class B	73,900	3,611,493
Chico’s FAS, Inc. (a)	25,500	435,030
Cinemark Holdings, Inc. (a)	15,800	441,136
Clear Channel Outdoor Holdings, Inc., Class A †	9,300	69,378
Comcast Corp., Class A	241,500	10,114,020
CST Brands, Inc. †	7,300	224,913
Dick’s Sporting Goods, Inc. (a)	4,600	230,276
Dillard’s, Inc., Class A (a)	10,500	860,685
Discovery Communications, Inc., Class A †(a)	45,266	3,494,988
DISH Network Corp., Class A	43,800	1,862,376
Dollar General Corp. †	19,200	968,256
Dollar Tree, Inc. †	17,900	910,036
Domino’s Pizza, Inc. (a)	10,800	628,020
DR Horton, Inc. (a)	73,900	1,572,592
DSW, Inc., Class A (a)	6,600	484,902
Expedia, Inc. (a)	35,600	2,141,340
Family Dollar Stores, Inc.	4,900	305,319
Foot Locker, Inc. (a)	24,400	857,172
Ford Motor Co.	166,400	2,574,208
Fossil Group, Inc. †	6,900	712,839
Gannett Co., Inc.	26,700	653,082
Gap, Inc./The	49,200	2,053,116
General Motors Co. †(a)	88,800	2,957,928
Gentex Corp. (a)	13,000	299,650
Genuine Parts Co. (a)	16,500	1,288,155
GNC Holdings, Inc., Class A (a)	12,900	570,309
H&R Block, Inc.	25,400	704,850
Harley-Davidson, Inc.	13,200	723,624
Hasbro, Inc.	3,200	143,456
Home Depot, Inc./The	142,400	11,031,728
HSN, Inc. (a)	8,000	429,760
Hyatt Hotels Corp., Class A †(a)	10,100	407,636
Jarden Corp. †	13,800	603,750
L Brands, Inc. (a)	15,600	768,300
Lamar Advertising Co., Class A †	12,300	533,820
Las Vegas Sands Corp.	23,000	1,217,390
Lennar Corp., Class A (a)	60,600	2,184,024
Liberty Global PLC, Class A (United Kingdom) †	29,200	2,163,136
Liberty Interactive Corp., Series A †	25,100	577,551
LKQ Corp. †(a)	47,000	1,210,250
Lowe’s Cos., Inc.	109,100	4,462,190
Macy’s, Inc.	12,600	604,800

	SHARES	VALUE (Note 2)
Consumer Discretionary - 21.2% (continued)
Madison Square Garden Co./The, Class A †	11,000	$651,750
Marriott International, Inc., Class A	9,100	367,367
Mattel, Inc.	48,600	2,202,066
MGM Resorts International †	49,000	724,220
Mohawk Industries, Inc. †(a)	11,600	1,304,884
Netflix, Inc. †(a)	13,500	2,849,715
News Corp., Class A (a)	298,900	9,744,140
O’Reilly Automotive, Inc. †	7,200	810,864
Panera Bread Co., Class A †(a)	2,400	446,256
PetSmart, Inc. (a)	9,200	616,308
Pier 1 Imports, Inc. (a)	24,000	563,760
Polaris Industries, Inc. (a)	10,200	969,000
PulteGroup, Inc. †	155,000	2,940,350
PVH Corp.	9,800	1,225,490
Rent-A-Center, Inc. (a)	8,000	300,400
Ross Stores, Inc.	3,500	226,835
Sally Beauty Holdings, Inc. †(a)	22,600	702,860
Signet Jewelers Ltd. (Bermuda)	3,900	262,977
Sirius XM Radio, Inc. (a)	933,500	3,127,225
Six Flags Entertainment Corp. (a)	32,600	1,146,216
Standard Pacific Corp. †(a)	136,800	1,139,544
Starbucks Corp.	3,834	251,089
Starz, Class A †(a)	20,900	461,890
Tempur Sealy International, Inc. †	2,600	114,140
Tenneco, Inc. †(a)	3,100	140,368
Tesla Motors, Inc. †(a)	25,400	2,728,722
Time Warner Cable, Inc.	26,200	2,946,976
Time Warner, Inc.	113,300	6,551,006
TJX Cos., Inc.	15,500	775,930
Toll Brothers, Inc. †	43,000	1,403,090
Tractor Supply Co.	8,000	940,880
TripAdvisor, Inc. †(a)	24,600	1,497,402
TRW Automotive Holdings Corp. †	31,700	2,106,148
Tupperware Brands Corp.	4,600	357,374
Ulta Salon Cosmetics & Fragrance, Inc. †(a)	8,300	831,328
Under Armour, Inc., Class A †(a)	13,800	823,998
Urban Outfitters, Inc. †	12,700	510,794
VF Corp.	4,600	888,076
Viacom, Inc., Class B	33,500	2,279,675
Walt Disney Co./The	148,300	9,365,145
Whirlpool Corp.	21,900	2,504,484
Wolverine World Wide, Inc. (a)	8,400	458,724
Wyndham Worldwide Corp.	26,300	1,505,149
Wynn Resorts Ltd.	3,900	499,200

		146,302,699

Consumer Staples - 3.9%
Beam, Inc.	5,400	340,794
Brown-Forman Corp., Class B (a)	14,700	992,985
Casey’s General Stores, Inc. (a)	5,900	354,944
Church & Dwight Co., Inc. (a)	12,500	771,375
Coca-Cola Enterprises, Inc.	23,723	834,101
ConAgra Foods, Inc.	17,800	621,754
Constellation Brands, Inc., Class A †	32,500	1,693,900
Costco Wholesale Corp.	15,200	1,680,664
CVS Caremark Corp.	6,100	348,798

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	49

Schedule of Investments	June 30, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 3.9% (continued)
Darling International, Inc. †	15,500	$289,230
Dean Foods Co. †(a)	31,800	318,636
Estee Lauder Cos., Inc./The, Class A	24,500	1,611,365
General Mills, Inc.	3,300	160,149
Green Mountain Coffee Roasters, Inc. †(a)	26,100	1,959,066
Hain Celestial Group, Inc./The †(a)	7,600	493,772
Hershey Co./The	16,700	1,490,976
Hillshire Brands Co.	8,960	296,397
Hormel Foods Corp. (a)	19,500	752,310
Ingredion, Inc.	4,600	301,852
JM Smucker Co./The	6,800	701,420
Kimberly-Clark Corp.	26,100	2,535,354
McCormick & Co., Inc. (a)	12,000	844,320
Monster Beverage Corp. †	11,200	680,624
Nu Skin Enterprises, Inc., Class A	5,900	360,608
Pricesmart, Inc. (a)	7,900	692,277
TreeHouse Foods, Inc. †(a)	4,700	308,038
Tyson Foods, Inc., Class A	22,700	582,936
Walgreen Co.	66,400	2,934,880
WhiteWave Foods Co., Class B †(a)	11,568	175,833
Whole Foods Market, Inc. (a)	30,000	1,544,400

		26,673,758

Energy - 5.4%
Atwood Oceanics, Inc. †(a)	7,100	369,555
Cabot Oil & Gas Corp.	47,600	3,380,552
Cameron International Corp. †	10,900	666,644
CARBO Ceramics, Inc. (a)	3,900	262,977
Cheniere Energy, Inc. †	24,100	669,016
Cobalt International Energy, Inc. †	28,800	765,216
Continental Resources, Inc. †(a)	9,100	783,146
CVR Energy, Inc. (a)	12,300	583,020
Dresser-Rand Group, Inc. †	3,600	215,928
Energen Corp.	2,800	146,328
Energy XXI Bermuda Ltd. (Bermuda) (a)	4,500	99,810
EOG Resources, Inc.	5,600	737,408
EQT Corp.	8,600	682,582
Golar LNG Ltd. (Bermuda) (a)	10,300	328,467
Gulfport Energy Corp. †(a)	27,100	1,275,597
Halliburton Co.	91,500	3,817,380
Hess Corp.	30,300	2,014,647
HollyFrontier Corp.	27,100	1,159,338
Kinder Morgan, Inc.	13,900	530,285
Kodiak Oil & Gas Corp. †(a)	51,900	461,391
Marathon Oil Corp.	22,700	784,966
Marathon Petroleum Corp.	57,800	4,107,268
Oceaneering International, Inc.	7,300	527,060
Patterson-UTI Energy, Inc. (a)	32,200	623,231
Phillips 66	20,000	1,178,200
Pioneer Natural Resources Co.	9,300	1,346,175
Rosetta Resources, Inc. †(a)	10,000	425,200
Seadrill Ltd. (Bermuda) (a)	36,600	1,491,084
SM Energy Co.	8,300	497,834
Targa Resources Corp.	9,600	617,568
Tesoro Corp.	20,700	1,083,024
Tidewater, Inc.	2,900	165,213
Valero Energy Corp.	102,100	3,550,017

	SHARES	VALUE (Note 2)
Energy - 5.4% (continued)
Western Refining, Inc. (a)	37,700	$1,058,239
Williams Cos., Inc./The	22,100	717,587
World Fuel Services Corp. (a)	7,000	279,860

		37,401,813

Financials - 21.9%
Allstate Corp./The	65,400	3,147,048
American Campus Communities, Inc. REIT	7,300	296,818
American Capital Ltd. †	144,100	1,825,747
American Express Co.	8,500	635,460
American Financial Group, Inc.	8,200	401,062
American International Group, Inc. †	155,900	6,968,730
American Realty Capital Properties, Inc. REIT (a)	44,100	672,966
American Tower Corp. REIT	24,800	1,814,616
Aon PLC (United Kingdom)	11,400	733,590
Arch Capital Group Ltd. (Bermuda) †(a)	13,000	668,330
Bank of America Corp.	1,261,400	16,221,604
Bank of New York Mellon Corp./The	41,300	1,158,465
BB&T Corp.	32,600	1,104,488
Berkshire Hathaway, Inc., Class B †	106,500	11,919,480
Boston Properties, Inc. REIT	6,400	675,008
Camden Property Trust REIT	3,800	262,732
Capital One Financial Corp.	7,100	445,951
Capitol Federal Financial, Inc.	26,600	322,924
CBL & Associates Properties, Inc. REIT (a)	22,000	471,240
Charles Schwab Corp./The (a)	85,700	1,819,411
Chubb Corp./The	10,500	888,825
Cincinnati Financial Corp.	26,000	1,193,400
Citigroup, Inc.	319,600	15,331,212
Corrections Corp of America REIT (a)	18,552	628,356
Digital Realty Trust, Inc. REIT (a)	10,100	616,100
Discover Financial Services	66,500	3,168,060
Douglas Emmett, Inc. REIT (a)	8,500	212,075
Equity Residential REIT	13,200	766,392
Erie Indemnity Co., Class A (a)	2,000	159,380
Essex Property Trust, Inc. REIT (a)	1,800	286,056
Everest Re Group Ltd.	4,800	615,648
Extra Space Storage, Inc. REIT	11,900	498,967
Fidelity National Financial, Inc., Class A	47,700	1,135,737
Fifth Third Bancorp	103,800	1,873,590
Franklin Resources, Inc.	18,900	2,570,778
General Growth Properties, Inc. REIT	109,100	2,167,817
Genworth Financial, Inc., Class A †	131,200	1,496,992
Goldman Sachs Group, Inc./The	58,900	8,908,625
Hartford Financial Services Group, Inc. (a)	91,800	2,838,456
HCP, Inc. REIT	16,300	740,672
Health Care REIT, Inc. REIT (a)	7,100	475,913
Host Hotels & Resorts, Inc. REIT (a)	29,600	499,352
Huntington Bancshares, Inc.	70,400	554,752
Invesco Ltd.	39,300	1,249,740
JPMorgan Chase & Co.	220,400	11,634,916
KeyCorp	59,300	654,672
Lincoln National Corp.	58,500	2,133,495
M&T Bank Corp. (a)	4,900	547,575

The accompanying notes are an integral part of these financial statements.	(Continued)

50	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 21.9% (continued)
Macerich Co./The REIT	7,100	$432,887
McGraw Hill Financial, Inc.	24,400	1,297,836
MetLife, Inc.	18,600	851,136
Mid-America Apartment Communities, Inc. REIT	1,800	121,986
Moody’s Corp.	18,400	1,121,112
Morgan Stanley (a)	263,700	6,442,191
NASDAQ OMX Group, Inc./The	5,000	163,950
Nationstar Mortgage Holdings, Inc. †(a)	18,900	707,616
Ocwen Financial Corp. †	48,900	2,015,658
PartnerRe Ltd. (Bermuda) (a)	6,800	615,808
Post Properties, Inc. REIT	5,900	291,991
Prologis, Inc. REIT	8,130	306,664
Prudential Financial, Inc.	12,400	905,572
Rayonier, Inc. REIT	13,850	767,151
Realty Income Corp. REIT (a)	14,100	591,072
Regions Financial Corp.	174,400	1,662,032
RenaissanceRe Holdings Ltd. (a)	4,100	355,839
Rouse Properties, Inc. REIT (a)	303	5,945
Signature Bank †(a)	5,800	481,516
Simon Property Group, Inc. REIT	5,600	884,352
SL Green Realty Corp. REIT (a)	1,200	105,828
SLM Corp.	29,600	676,656
State Street Corp.	53,100	3,462,651
SunTrust Banks, Inc.	72,900	2,301,453
Taubman Centers, Inc. REIT	6,500	488,475
Torchmark Corp. (a)	9,400	612,316
Travelers Cos., Inc./The	40,700	3,252,744
UDR, Inc. REIT (a)	7,900	201,371
Ventas, Inc. REIT	14,000	972,440
Weingarten Realty Investors REIT (a)	5,400	166,158
Weyerhaeuser Co. REIT	103,200	2,940,168
WR Berkley Corp.	13,700	559,782

		151,175,579

Health Care - 16.4%
Abbott Laboratories	56,700	1,977,696
AbbVie, Inc.	2,500	103,350
Actavis, Inc. †	19,600	2,473,912
Aetna, Inc.	11,500	730,710
Alexion Pharmaceuticals, Inc. †	13,600	1,254,464
Align Technology, Inc. †(a)	13,100	485,224
AmerisourceBergen Corp.	12,400	692,292
Amgen, Inc.	79,000	7,794,140
Arena Pharmaceuticals, Inc. †(a)	120,400	927,080
Ariad Pharmaceuticals, Inc. †(a)	47,800	836,022
athenahealth, Inc. †(a)	6,800	576,096
Baxter International, Inc.	33,900	2,348,253
Biogen Idec, Inc. †	27,500	5,918,000
BioMarin Pharmaceutical, Inc. †(a)	13,400	747,586
Brookdale Senior Living, Inc. †	19,500	515,580
Catamaran Corp. †(a)	43,600	2,124,192
Celgene Corp. †	34,900	4,080,159
Cepheid, Inc. †(a)	11,200	385,504
Cerner Corp. †(a)	15,500	1,489,395
Cigna Corp.	20,000	1,449,800
Community Health Systems, Inc.	16,800	787,584
Cooper Cos., Inc./The (a)	7,400	880,970

	SHARES	VALUE (Note 2)
Health Care - 16.4% (continued)
Cubist Pharmaceuticals, Inc. †(a)	8,600	$415,380
DaVita HealthCare Partners, Inc. †(a)	14,100	1,703,280
Edwards Lifesciences Corp. †(a)	10,500	705,600
Eli Lilly & Co.	81,000	3,978,720
Express Scripts Holding Co. †	9,700	598,393
Gilead Sciences, Inc. †	164,200	8,408,682
HCA Holdings, Inc.	66,900	2,412,414
Health Management Associates, Inc., Class A †	58,400	918,048
Henry Schein, Inc. †(a)	4,600	440,450
Hill-Rom Holdings, Inc. (a)	3,500	117,880
HMS Holdings Corp. †(a)	5,700	132,810
IDEXX Laboratories, Inc. †(a)	4,000	359,120
Illumina, Inc. †(a)	19,300	1,444,412
Intuitive Surgical, Inc. †	1,100	557,238
Jazz Pharmaceuticals PLC (Ireland) †(a)	8,000	549,840
Johnson & Johnson	99,700	8,560,242
McKesson Corp.	6,600	755,700
Medivation, Inc. †(a)	39,600	1,948,320
Medtronic, Inc. (a)	25,400	1,307,338
Mylan, Inc. †	37,500	1,163,625
Omnicare, Inc. (a)	8,700	415,077
Onyx Pharmaceuticals, Inc. †(a)	13,000	1,128,660
Perrigo Co.	9,300	1,125,300
Pfizer, Inc.	521,151	14,597,439
Pharmacyclics, Inc. †(a)	23,900	1,899,333
Questcor Pharmaceuticals, Inc. (a)	23,500	1,068,310
Regeneron Pharmaceuticals, Inc. †(a)	19,000	4,272,720
ResMed, Inc. (a)	13,000	586,690
Tenet Healthcare Corp. †(a)	33,600	1,548,960
Thermo Fisher Scientific, Inc.	30,900	2,615,067
UnitedHealth Group, Inc.	12,300	805,404
Vertex Pharmaceuticals, Inc. †	13,300	1,062,271
ViroPharma, Inc. †(a)	10,700	306,555
Vivus, Inc. †(a)	37,700	474,266
WellCare Health Plans, Inc. †	10,500	583,275
Zimmer Holdings, Inc. (a)	8,000	599,520
Zoetis, Inc.	164,256	5,073,878

		113,218,226

Industrials - 9.3%
A. O. Smith Corp. (a)	16,200	587,736
Acacia Research Corp. (a)	8,700	194,445
ACCO Brands Corp. †(a)	1,715	10,907
Acuity Brands, Inc. (a)	2,600	196,352
Alaska Air Group, Inc. †(a)	17,800	925,600
AMERCO (a)	1,900	307,610
AMETEK, Inc.	6,900	291,870
Avis Budget Group, Inc. †(a)	49,800	1,431,750
Chart Industries, Inc. †(a)	5,200	489,268
Clean Harbors, Inc. †(a)	4,800	242,544
Copa Holdings SA (Panama), Class A	16,100	2,111,032
Copart, Inc. †	14,400	443,520
Delta Air Lines, Inc. †	121,200	2,267,652
Donaldson Co., Inc. (a)	8,800	313,808
Fastenal Co. (a)	21,700	994,945
Flowserve Corp. (a)	21,600	1,166,616
Fluor Corp.	2,700	160,137

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	51

Schedule of Investments	June 30, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 9.3% (continued)
Fortune Brands Home & Security, Inc.	83,500	$3,234,790
Generac Holdings, Inc. (a)	17,900	662,479
General Electric Co.	178,300	4,134,777
Genesee & Wyoming, Inc., Class A †(a)	9,100	772,044
Hertz Global Holdings, Inc. †(a)	89,400	2,217,120
Hexcel Corp. †	15,700	534,585
Honeywell International, Inc.	36,100	2,864,174
Hubbell, Inc., Class B (a)	3,700	366,300
IHS, Inc., Class A †	4,100	427,958
Illinois Tool Works, Inc.	38,100	2,635,377
Iron Mountain, Inc. (a)	18,945	504,127
JB Hunt Transport Services, Inc.	14,400	1,040,256
Kansas City Southern	19,900	2,108,604
KBR, Inc.	3,900	126,750
Kennametal, Inc. (a)	7,500	291,225
Kirby Corp. †(a)	4,600	365,884
Lockheed Martin Corp.	6,400	694,144
Manitowoc Co., Inc./The	38,300	685,953
Masco Corp.	61,500	1,198,635
Mueller Industries, Inc.	6,500	327,795
Nordson Corp. (a)	3,200	221,792
Old Dominion Freight Line, Inc. †	11,100	461,982
Pall Corp. (a)	7,000	465,010
Polypore International, Inc. †(a)	10,200	411,060
Precision Castparts Corp.	4,500	1,017,045
Raytheon Co.	8,400	555,408
Roper Industries, Inc.	9,300	1,155,246
Southwest Airlines Co.	97,700	1,259,353
SPX Corp.	4,900	352,702
Stericycle, Inc. †	7,700	850,311
Terex Corp. †(a)	69,000	1,814,700
Textron, Inc. (a)	18,300	476,715
Timken Co.	3,700	208,236
Towers Watson & Co., Class A	5,000	409,700
TransDigm Group, Inc.	9,000	1,410,930
Triumph Group, Inc.	6,300	498,645
Union Pacific Corp.	43,300	6,680,324
United Continental Holdings, Inc. †	40,900	1,279,761
United Rentals, Inc. †(a)	24,700	1,232,777
USG Corp. †(a)	39,400	908,170
Verisk Analytics, Inc., Class A †	18,500	1,104,450
WABCO Holdings, Inc. †	2,900	216,601
Wabtec Corp. (a)	8,800	470,184
Waste Connections, Inc. (a)	8,300	341,462
Werner Enterprises, Inc. (a)	10,900	263,453
WESCO International, Inc. †(a)	7,500	509,700
Woodward, Inc. (a)	3,200	128,000
WW Grainger, Inc. (a)	9,500	2,395,710

		64,428,196

Information Technology - 13.5%
3D Systems Corp. †(a)	50,800	2,230,120
Activision Blizzard, Inc.	34,500	491,970
Adobe Systems, Inc. †	29,800	1,357,688
Akamai Technologies, Inc. †(a)	12,800	544,640
Alliance Data Systems Corp. †(a)	4,600	832,738
Amphenol Corp., Class A	8,600	670,284
ANSYS, Inc. †(a)	5,600	409,360

	SHARES	VALUE (Note 2)
Information Technology - 13.5% (continued)
AOL, Inc. †(a)	32,400	$1,181,952
Arrow Electronics, Inc. †(a)	8,600	342,710
Automatic Data Processing, Inc.	19,700	1,356,542
CA, Inc.	16,500	472,395
Cadence Design Systems, Inc. †(a)	23,600	341,728
Cirrus Logic, Inc. †(a)	28,800	499,968
Cisco Systems, Inc.	130,600	3,174,886
Citrix Systems, Inc. †	7,700	464,541
CommVault Systems, Inc. †(a)	8,200	622,298
Computer Sciences Corp.	13,600	595,272
Concur Technologies, Inc. †(a)	6,600	537,108
CoreLogic, Inc. †	18,100	419,377
Cree, Inc. †(a)	25,000	1,596,500
eBay, Inc. †	83,600	4,323,792
Equinix, Inc. †(a)	8,300	1,533,176
F5 Networks, Inc. †	6,500	447,200
FactSet Research Systems, Inc. (a)	1,300	132,522
Fairchild Semiconductor International, Inc. †	7,700	106,260
Fidelity National Information Services, Inc.	18,200	779,688
First Solar, Inc. †	50,300	2,249,919
Fiserv, Inc. †	14,600	1,276,186
FleetCor Technologies, Inc. †	9,800	796,740
Fortinet, Inc. †	19,300	337,750
Gartner, Inc. †(a)	6,200	353,338
Google, Inc., Class A †	30,000	26,411,100
IAC/InterActiveCorp	16,100	765,716
InterDigital, Inc. (a)	6,200	276,830
Intuit, Inc.	8,200	500,446
IPG Photonics Corp. (a)	3,700	224,701
Jabil Circuit, Inc.	15,000	305,700
Jack Henry & Associates, Inc. (a)	8,800	414,744
KLA-Tencor Corp.	11,300	629,749
LinkedIn Corp., Class A †	14,900	2,656,670
Mastercard, Inc., Class A	2,000	1,149,000
Maxim Integrated Products, Inc.	21,200	588,936
Micron Technology, Inc. †(a)	184,500	2,643,885
Molex, Inc. (a)	9,000	264,060
Motorola Solutions, Inc.	10,300	594,619
NCR Corp. †	8,300	273,817
NetSuite, Inc. †(a)	8,500	779,790
NeuStar, Inc., Class A †(a)	8,700	423,516
Oracle Corp.	27,500	844,800
Rackspace Hosting, Inc. †(a)	17,600	666,864
Red Hat, Inc. †	7,400	353,868
Salesforce.com, Inc. †(a)	14,900	568,882
SanDisk Corp. †	24,700	1,509,170
SolarWinds, Inc. †	12,600	489,006
Solera Holdings, Inc.	5,700	317,205
Symantec Corp.	26,900	604,443
Teradata Corp. †(a)	3,100	155,713
TIBCO Software, Inc. †(a)	20,000	428,000
Total System Services, Inc.	15,100	369,648
Trimble Navigation Ltd. †	6,800	176,868
Universal Display Corp. †(a)	8,600	241,746
VeriSign, Inc. †(a)	22,700	1,013,782
Visa, Inc., Class A	61,500	11,239,125

The accompanying notes are an integral part of these financial statements.	(Continued)

52	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 13.5% (continued)
Vishay Intertechnology, Inc. †(a)	8,200	$113,898
Western Digital Corp.	29,300	1,819,237
Xilinx, Inc. (a)	9,300	368,373
Yahoo!, Inc. †	84,900	2,131,839
Zebra Technologies Corp., Class A †(a)	3,200	139,008

		92,933,402

Materials - 4.4%
Airgas, Inc.	4,900	467,754
Albemarle Corp. (a)	4,000	249,160
Allied Nevada Gold Corp. †(a)	15,600	101,088
Ashland, Inc.	6,600	551,100
Axiall Corp. (a)	8,150	347,027
Ball Corp.	5,200	216,008
Carpenter Technology Corp. (a)	5,700	256,899
Celanese Corp., Series A	7,000	313,600
CF Industries Holdings, Inc.	3,500	600,250
Eagle Materials, Inc. (a)	18,800	1,245,876
Eastman Chemical Co.	18,900	1,323,189
Ecolab, Inc.	26,400	2,249,016
FMC Corp. (a)	8,000	488,480
Huntsman Corp.	30,500	505,080
International Flavors & Fragrances, Inc.	6,500	488,540
International Paper Co.	64,700	2,866,857
Louisiana-Pacific Corp. †	71,200	1,053,048
MeadWestvaco Corp.	5,200	177,372
Monsanto Co.	48,700	4,811,560
NewMarket Corp. (a)	1,600	420,096
Packaging Corp. of America	14,500	709,920
PPG Industries, Inc.	20,797	3,044,889
Praxair, Inc.	6,900	794,604
Rock Tenn Co., Class A	7,000	699,160
Rockwood Holdings, Inc.	5,700	364,971
Royal Gold, Inc.	4,300	180,944
Sherwin-Williams Co./The	20,100	3,549,660
SunCoke Energy, Inc. †	2,334	32,722
Valspar Corp./The	8,500	549,695
Vulcan Materials Co. (a)	9,800	474,418
Westlake Chemical Corp.	12,800	1,234,048
WR Grace & Co. †	3,700	310,948

		30,677,979

Telecommunication Services - 1.2%
Crown Castle International Corp. †	30,200	2,186,178
Level 3 Communications, Inc. †	21,386	450,817
SBA Communications Corp., Class A †(a)	23,400	1,734,408
Verizon Communications, Inc.	72,500	3,649,650

		8,021,053

Utilities - 1.7%
AGL Resources, Inc.	7,100	304,306
American Electric Power Co., Inc.	9,000	403,020
American Water Works Co., Inc.	20,500	845,215
Atmos Energy Corp.	9,100	373,646
Calpine Corp. †(a)	27,100	575,333
Cleco Corp. (a)	8,100	376,083
CMS Energy Corp.	23,000	624,910

	SHARES	VALUE (Note 2)
Utilities - 1.7% (continued)
DTE Energy Co.	18,200	$1,219,582
Hawaiian Electric Industries, Inc. (a)	11,500	291,065
ITC Holdings Corp. (a)	7,500	684,750
National Fuel Gas Co. (a)	5,400	312,930
NextEra Energy, Inc.	9,000	733,320
NiSource, Inc.	5,300	151,792
OGE Energy Corp.	7,300	497,860
ONEOK, Inc.	22,400	925,344
Portland General Electric Co. (a)	12,000	367,080
Questar Corp. (a)	15,300	364,905
Sempra Energy	20,500	1,676,080
UIL Holdings Corp. (a)	7,700	294,525
WGL Holdings, Inc. (a)	6,900	298,218
Wisconsin Energy Corp.	15,100	618,949

		11,938,913

TOTAL COMMON STOCKS (cost $572,485,709)		682,771,618

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b) (cost $13,352,165)	13,352,165	13,352,165

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 17.5%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (2)(b)(c) (cost $121,038,716)	121,038,716	121,038,716

TOTAL INVESTMENTS - 118.3% (cost $706,876,590)		817,162,499

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.3%) (d)		(126,301,224)

NET ASSETS - 100.0%		$690,861,275

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $117,442,602; cash collateral of $121,038,716 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes depreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	53

Schedule of Investments	June 30, 2013 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED DEPRECIATION
Long Contracts:
65	S&P 500 E-Mini Futures	September 20, 2013	$5,208,283	$5,197,725	$(10,558)

Cash held as collateral with broker for futures contracts was $214,913 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

54	AQR Funds	Semi-Annual Report	June 2013

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.5%	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.5%
1-800-Flowers.com, Inc., Class A †	9,100	$56,329
AFC Enterprises, Inc. †	10,200	366,588
American Axle & Manufacturing Holdings, Inc. †	21,500	400,545
American Greetings Corp., Class A	10,200	185,844
America’s Car-Mart, Inc. †(a)	3,100	134,044
ANN, Inc. †	600	19,920
Arctic Cat, Inc.	7,800	350,844
Asbury Automotive Group, Inc. †(a)	17,000	681,700
Ascent Capital Group, Inc., Class A †	4,800	374,736
Beazer Homes USA, Inc. †(a)	7,380	129,298
Big 5 Sporting Goods Corp.	19,800	434,610
Black Diamond, Inc. †(a)	2,900	27,260
Bob Evans Farms, Inc. (a)	5,300	248,994
Bon-Ton Stores, Inc./The	16,900	305,045
Boyd Gaming Corp. †	22,200	250,860
Brown Shoe Co., Inc. (a)	25,100	540,403
Carmike Cinemas, Inc. †	14,400	278,784
Carriage Services, Inc.	20,100	340,695
Cavco Industries, Inc. †(a)	1,300	65,585
Christopher & Banks Corp. †	24,200	163,108
Churchill Downs, Inc.	3,600	283,860
Comstock Holding Cos., Inc. †	16,100	44,597
Conn’s, Inc. †(a)	19,600	1,014,496
Core-Mark Holding Co., Inc.	2,900	184,150
Cracker Barrel Old Country Store, Inc. (a)	8,300	785,678
CSS Industries, Inc.	800	19,944
Denny’s Corp. †	18,100	101,722
Destination XL Group, Inc. †	9,600	60,864
Dex Media, Inc. †(a)	15,000	263,550
DineEquity, Inc.	6,900	475,203
Dorman Products, Inc.	15,464	705,622
Drew Industries, Inc. (a)	2,600	102,232
Einstein Noah Restaurant Group, Inc.	3,600	51,120
Entravision Communications Corp., Class A	91,000	559,650
Ethan Allen Interiors, Inc. (a)	4,400	126,720
EW Scripps Co., Class A †	12,200	190,076
Fiesta Restaurant Group, Inc. †	5,800	199,462
Fifth & Pacific Cos., Inc. †	10,000	223,400
Fred’s, Inc., Class A (a)	7,400	114,626
Gentherm, Inc. †	8,800	163,416
G-III Apparel Group Ltd. †	10,800	519,696
Grand Canyon Education, Inc. †(a)	13,600	438,328
Gray Television, Inc. †	62,600	450,720
Haverty Furniture Cos., Inc.	7,500	172,575
Helen of Troy Ltd. (Bermuda) †	2,700	103,599
Hovnanian Enterprises, Inc., Class A †(a)	89,200	500,412
Iconix Brand Group, Inc. †(a)	22,500	661,725
Interval Leisure Group, Inc. (a)	14,500	288,840
Jack in the Box, Inc. †	10,800	424,332
Jamba, Inc. †(a)	11,680	174,382
Jones Group, Inc./The (a)	1,900	26,125
KB Home	43,900	861,757
Krispy Kreme Doughnuts, Inc. †	37,200	649,140
La-Z-Boy, Inc.	12,400	251,348
LeapFrog Enterprises, Inc. †(a)	5,700	56,088
Libbey, Inc. †	4,300	103,071

COMMON STOCKS - 99.5%	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.5% (continued)
LIN TV Corp., Class A †	37,200	$569,160
Lithia Motors, Inc., Class A (a)	15,000	799,650
Loral Space & Communications, Inc.	9,000	539,820
Lumber Liquidators Holdings, Inc. †	12,600	981,162
M/I Homes, Inc. †(a)	16,300	374,248
Marriott Vacations Worldwide Corp. †	18,200	786,968
MDC Holdings, Inc.	12,100	393,371
Meredith Corp. (a)	9,400	448,380
Meritage Homes Corp. †	16,600	719,776
Modine Manufacturing Co. †	9,300	101,184
Movado Group, Inc. (a)	10,800	365,364
Multimedia Games Holding Co., Inc. †	17,500	456,225
NACCO Industries, Inc., Class A (a)	4,600	263,488
Nautilus, Inc. †	24,100	209,429
New York Times Co./The, Class A †(a)	45,200	499,912
Nexstar Broadcasting Group, Inc., Class A	21,200	751,752
Orbitz Worldwide, Inc. †(a)	55,500	445,665
Orient-Express Hotels Ltd., Class A (Bermuda) †(a)	15,100	183,616
Overstock.com, Inc. †(a)	16,800	473,760
Oxford Industries, Inc. (a)	4,300	268,320
Pacific Sunwear of California, Inc. †	38,100	139,065
Papa John’s International, Inc. †	7,200	470,664
Perry Ellis International, Inc.	10,100	205,131
Pinnacle Entertainment, Inc. †(a)	20,900	411,103
Pool Corp. (a)	2,900	151,989
Quiksilver, Inc. †(a)	78,900	508,116
Red Robin Gourmet Burgers, Inc. †(a)	1,100	60,698
Ruth’s Hospitality Group, Inc. (a)	11,400	137,598
Ryland Group, Inc./The (a)	17,100	685,710
Saks, Inc. †	13,900	189,596
Scholastic Corp. (a)	3,800	111,302
Select Comfort Corp. †(a)	1,900	47,614
SHFL Entertainment, Inc. †(a)	18,300	324,093
Shoe Carnival, Inc. (a)	4,200	100,842
Shutterfly, Inc. †(a)	14,400	803,376
Sinclair Broadcast Group, Inc., Class A	30,600	899,028
Skechers U.S.A., Inc., Class A †(a)	13,500	324,135
Smith & Wesson Holding Corp. †(a)	25,100	250,498
Sonic Automotive, Inc., Class A (a)	13,200	279,048
Sonic Corp. †(a)	28,000	407,680
Stage Stores, Inc. (a)	18,100	425,350
Standard Motor Products, Inc. (a)	12,800	439,552
Standard Pacific Corp. †(a)	11,300	94,129
Stein Mart, Inc.	10,300	140,595
Steiner Leisure Ltd. (Bahamas) †	1,700	89,862
Sturm, Ruger & Co., Inc. (a)	1,900	91,276
Texas Roadhouse, Inc.	3,100	77,562
Thor Industries, Inc.	6,200	304,916
Town Sports International Holdings, Inc.	9,000	96,930
Tuesday Morning Corp. †	12,700	131,699
Unifi, Inc. †(a)	3,700	76,479
Universal Electronics, Inc. †	3,300	92,829
Valassis Communications, Inc. (a)	10,000	245,900
Valuevision Media, Inc., Class A †	27,800	142,058
Vitamin Shoppe, Inc. †(a)	900	40,356
VOXX International Corp. †(a)	6,800	83,436

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	55

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.5% (continued)
Winnebago Industries, Inc. †	14,300	$300,157
Zale Corp. †	28,400	258,440

		35,977,780

Consumer Staples - 3.2%
B&G Foods, Inc. (a)	12,600	429,030
Boston Beer Co., Inc./The, Class A †	1,100	187,704
Boulder Brands, Inc. †(a)	48,600	585,630
Calavo Growers, Inc.	4,000	108,760
Cal-Maine Foods, Inc. (a)	5,200	241,852
Coca-Cola Bottling Co. Consolidated (a)	1,200	73,380
Elizabeth Arden, Inc. †(a)	5,000	225,350
Harbinger Group, Inc. †(a)	48,600	366,444
Inter Parfums, Inc. (a)	6,600	188,232
J&J Snack Foods Corp.	3,500	272,300
Medifast, Inc. †(a)	11,500	296,240
Omega Protein Corp. †	13,000	116,740
Prestige Brands Holdings, Inc. †	23,700	690,618
Revlon, Inc., Class A †	3,200	70,592
Rite Aid Corp. †(a)	237,100	678,106
Snyders-Lance, Inc.	1,700	48,297
Spartan Stores, Inc.	6,500	119,860
Spectrum Brands Holdings, Inc.	900	51,183
Star Scientific, Inc. †(a)	64,200	89,238
SUPERVALU, Inc. †	31,400	195,308
Susser Holdings Corp. †(a)	12,400	593,712
USANA Health Sciences, Inc. †(a)	3,300	238,854
WD-40 Co.	5,800	315,984
Weis Markets, Inc. (a)	2,000	90,140

		6,273,554

Energy - 4.2%
Alon USA Energy, Inc. (a)	28,800	416,448
Approach Resources, Inc. †(a)	500	12,285
Bonanza Creek Energy, Inc. †(a)	17,000	602,820
Cheniere Energy, Inc. †	3,800	105,488
Crosstex Energy, Inc.	12,400	245,024
Dawson Geophysical Co. †	3,100	114,266
Delek US Holdings, Inc.	8,100	233,118
Double Eagle Petroleum Co. †(a)	2,800	10,976
EPL Oil & Gas, Inc. †(a)	19,600	575,456
Exterran Holdings, Inc. †(a)	27,800	781,736
Geospace Technologies Corp. †(a)	6,100	421,388
Green Plains Renewable Energy, Inc. †(a)	12,000	159,840
Gulf Island Fabrication, Inc. (a)	3,100	59,365
Hercules Offshore, Inc. †	77,900	548,416
Hornbeck Offshore Services, Inc. †	3,600	192,600
Mitcham Industries, Inc. †(a)	5,800	97,324
Newpark Resources, Inc. †(a)	35,600	391,244
Parker Drilling Co. †(a)	29,100	144,918
PDC Energy, Inc. †(a)	14,900	767,052
PHI, Inc. †	1,900	65,170
Renewable Energy Group, Inc. †	14,400	204,912
Rentech, Inc. (a)	52,300	109,830
Rex Energy Corp. †(a)	23,600	414,888
SemGroup Corp., Class A	13,300	716,338
Ship Finance International Ltd. (Norway) (a)	17,900	265,636
VAALCO Energy, Inc. †	13,800	78,936

	SHARES	VALUE (Note 2)
Energy - 4.2% (continued)
Western Refining, Inc. (a)	4,600	$129,122
Willbros Group, Inc. †(a)	37,800	232,092

		8,096,688

Financials - 20.0%
1st Source Corp.	900	21,384
Agree Realty Corp. REIT	2,100	61,992
Alexander & Baldwin, Inc. †	3,900	155,025
American Assets Trust, Inc. REIT (a)	9,300	286,998
American Realty Capital Properties, Inc. REIT (a)	7,000	106,820
Ameris Bancorp †	2,901	48,882
AMERISAFE, Inc. (a)	4,000	129,560
Arlington Asset Investment Corp., Class A	2,800	74,872
Ashford Hospitality Trust, Inc. REIT (a)	28,900	330,905
Associated Estates Realty Corp. REIT (a)	4,000	64,320
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	8,600	192,554
Bancorp, Inc. †(a)	2,800	41,972
Bank of the Ozarks, Inc. (a)	17,000	736,610
Banner Corp.	12,000	405,480
BBCN Bancorp, Inc. (a)	22,400	318,528
Beneficial Mutual Bancorp, Inc. †(a)	2,600	21,840
Berkshire Hills Bancorp, Inc. (a)	5,000	138,800
BlackRock Kelso Capital Corp. (a)	15,700	146,952
BofI Holding, Inc. †	8,800	403,216
Boston Private Financial Holdings, Inc. (a)	32,500	345,800
Brandywine Realty Trust REIT	51,200	692,224
CapitalSource, Inc.	18,100	169,778
Cardinal Financial Corp. (a)	6,300	92,232
Chemical Financial Corp.	1,500	38,985
City Holding Co. (a)	1,300	50,635
CNO Financial Group, Inc.	12,500	162,000
Cohen & Steers, Inc.	3,000	101,940
Community Trust Bancorp, Inc. (a)	3,300	117,546
Consumer Portfolio Services, Inc. †	39,700	291,398
Coresite Realty Corp. REIT (a)	9,200	292,652
Cousins Properties, Inc. REIT	25,400	256,540
Credit Acceptance Corp. †	318	33,406
CubeSmart REIT	48,300	771,834
Eagle Bancorp, Inc. †(a)	5,939	132,924
EastGroup Properties, Inc. REIT (a)	3,700	208,199
eHealth, Inc. †(a)	4,600	104,512
Employers Holdings, Inc.	3,300	80,685
Encore Capital Group, Inc. †(a)	7,274	240,842
Enstar Group Ltd. (Bermuda) †	2,500	332,450
Evercore Partners, Inc., Class A	9,900	388,872
FBL Financial Group, Inc., Class A	7,100	308,921
FBR & Co. †	2,600	65,676
Federal Agricultural Mortgage Corp., Class C	7,100	205,048
FelCor Lodging Trust, Inc. REIT †(a)	55,100	325,641
Financial Engines, Inc. (a)	14,400	656,496
First Busey Corp. (a)	1,100	4,950
First Cash Financial Services, Inc. †(a)	8,800	433,048
First Commonwealth Financial Corp. (a)	18,100	133,397
First Financial Bancorp (a)	1,700	25,330
First Financial Bankshares, Inc. (a)	4,400	244,904

The accompanying notes are an integral part of these financial statements.	(Continued)

56	AQR Funds	Semi-Annual Report	June 2013

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 20.0% (continued)
First Industrial Realty Trust, Inc. REIT	41,100	$623,487
First Interstate Bancsystem, Inc. (a)	1,400	29,022
First Merchants Corp. (a)	9,200	157,780
First Midwest Bancorp, Inc. (a)	10,800	148,176
Flagstar Bancorp, Inc. †(a)	30,100	420,196
Forestar Group, Inc. †(a)	8,300	166,498
Geo Group, Inc./The REIT	7,526	255,508
Glacier Bancorp, Inc. (a)	16,000	355,040
Gladstone Capital Corp. (a)	7,300	59,641
Gladstone Commercial Corp. REIT (a)	5,400	100,656
Gladstone Investment Corp. (a)	9,900	72,765
Glimcher Realty Trust REIT (a)	29,900	326,508
Gramercy Property Trust, Inc. REIT †(a)	20,400	91,800
Greenhill & Co., Inc. (a)	7,600	347,624
Hanmi Financial Corp. †	9,600	169,632
HCI Group, Inc. (a)	14,300	439,296
Hercules Technology Growth Capital, Inc. (a)	14,300	199,342
Hersha Hospitality Trust REIT	26,600	150,024
HFF, Inc., Class A (a)	9,100	161,707
Hilltop Holdings, Inc. †	17,700	290,280
Home BancShares, Inc.	21,200	550,564
Home Loan Servicing Solutions Ltd. (Cayman Islands)	15,300	366,741
HomeStreet, Inc.	7,500	160,875
Horace Mann Educators Corp. (a)	8,000	195,040
Horizon Technology Finance Corp. (a)	900	12,366
Hudson Pacific Properties, Inc. REIT (a)	3,600	76,608
Independent Bank Corp. (a)	1,500	51,750
Infinity Property & Casualty Corp. (a)	3,300	197,208
International Bancshares Corp.	14,900	336,442
INTL FCStone, Inc. †(a)	3,000	52,350
Investors Bancorp, Inc. (a)	13,700	288,796
KCAP Financial, Inc. (a)	23,900	269,114
Kemper Corp.	7,000	239,750
Lakeland Financial Corp.	7,600	210,900
Lexington Realty Trust REIT	18,600	217,248
LTC Properties, Inc. REIT	10,700	417,835
Maiden Holdings Ltd. (Bermuda)	15,800	177,276
Main Street Capital Corp. (a)	13,600	376,584
MarketAxess Holdings, Inc.	6,282	293,683
Marlin Business Services Corp.	1,900	43,282
MB Financial, Inc.	7,700	206,360
Medallion Financial Corp. (a)	7,700	107,107
Medical Properties Trust, Inc. REIT (a)	27,700	396,664
Medley Capital Corp. (a)	28,200	382,956
MGIC Investment Corp. †(a)	140,500	852,835
Monmouth Real Estate Investment Corp., Class A REIT (a)	8,600	84,882
Montpelier Re Holdings Ltd. (Bermuda) (a)	14,200	355,142
MVC Capital, Inc.	4,300	54,137
National Health Investors, Inc. REIT (a)	10,400	622,544
Nelnet, Inc., Class A	7,900	285,111
New Mountain Finance Corp. (a)	14,200	201,072
OmniAmerican Bancorp, Inc. †	2,200	48,466
One Liberty Properties, Inc. REIT (a)	1,300	28,548
OneBeacon Insurance Group Ltd., Class A (a)	14,400	208,512

	SHARES	VALUE (Note 2)
Financials - 20.0% (continued)
Oritani Financial Corp.	14,100	$221,088
PacWest Bancorp (a)	6,400	196,160
Parkway Properties, Inc. REIT	23,100	387,156
Pennsylvania Real Estate Investment Trust REIT	34,900	658,912
PHH Corp. †(a)	9,400	191,572
Pinnacle Financial Partners, Inc. †(a)	11,500	295,665
Piper Jaffray Cos. †(a)	9,700	306,617
Platinum Underwriters Holdings Ltd. (Bermuda)	9,600	549,312
Portfolio Recovery Associates, Inc. †	2,700	414,801
Potlatch Corp. REIT	9,500	384,180
Primerica, Inc.	10,100	378,144
PS Business Parks, Inc. REIT (a)	3,600	259,812
Radian Group, Inc. (a)	88,500	1,028,370
RAIT Financial Trust REIT	50,100	376,752
Ramco-Gershenson Properties Trust REIT (a)	19,800	307,494
Retail Opportunity Investments Corp. REIT (a)	18,200	252,980
Rockville Financial, Inc.	6,200	81,096
Sabra Health Care REIT, Inc. REIT	24,100	629,251
Safeguard Scientifics, Inc. †(a)	4,700	75,435
Safety Insurance Group, Inc.	1,900	92,169
Security National Financial Corp., Class A †(a)	18,400	108,928
Southside Bancshares, Inc. (a)	7,387	176,402
Sovran Self Storage, Inc. REIT	8,600	557,194
STAG Industrial, Inc. REIT	33,400	666,330
Stewart Information Services Corp. (a)	16,100	421,659
Strategic Hotels & Resorts, Inc. REIT †	25,000	221,500
Sun Communities, Inc. REIT (a)	7,909	393,552
Sunstone Hotel Investors, Inc. REIT †(a)	29,100	351,528
Symetra Financial Corp. (a)	19,200	307,008
THL Credit, Inc. (a)	10,700	162,533
TICC Capital Corp. (a)	21,800	209,716
Tompkins Financial Corp.	1,500	67,785
Triangle Capital Corp. (a)	18,300	503,433
United Financial Bancorp, Inc. (a)	900	13,635
Universal Health Realty Income Trust REIT	4,100	176,833
ViewPoint Financial Group, Inc. (a)	21,200	441,172
Virtus Investment Partners, Inc. †	5,100	898,977
Walker & Dunlop, Inc. †(a)	7,900	138,250
Walter Investment Management Corp. †	15,320	517,969
Washington Trust Bancorp, Inc. (a)	2,400	68,448
WesBanco, Inc.	9,200	243,156
Western Alliance Bancorp †(a)	27,400	433,742
WisdomTree Investments, Inc. †(a)	46,000	532,220
World Acceptance Corp. †(a)	400	34,776
WSFS Financial Corp.	2,000	104,780

		38,767,797

Health Care - 17.1%
Abaxis, Inc. (a)	9,300	441,843
Acadia Healthcare Co., Inc. †(a)	24,700	816,829
ACADIA Pharmaceuticals, Inc. †(a)	51,600	936,540
Accuray, Inc. †(a)	10,900	62,566
AcelRx Pharmaceuticals, Inc. †(a)	23,000	213,210

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	57

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 17.1% (continued)
Achillion Pharmaceuticals, Inc. †(a)	5,000	$40,900
Acorda Therapeutics, Inc. †	6,000	197,940
Addus HomeCare Corp. †	10,000	197,400
Aegerion Pharmaceuticals, Inc. †(a)	14,000	886,760
Air Methods Corp. (a)	18,300	620,004
Akorn, Inc. †(a)	6,900	93,288
Albany Molecular Research, Inc. †	19,800	235,026
Alnylam Pharmaceuticals, Inc. †	26,400	818,664
AMN Healthcare Services, Inc. †	18,600	266,352
Amsurg Corp. †(a)	8,000	280,800
Analogic Corp.	5,400	393,282
AngioDynamics, Inc. †(a)	3,100	34,968
Antares Pharma, Inc. †(a)	62,000	257,920
Arena Pharmaceuticals, Inc. †(a)	66,100	508,970
Arqule, Inc. †(a)	6,200	14,384
Array BioPharma, Inc. †	83,000	376,820
ArthroCare Corp. †	5,000	172,650
Astex Pharmaceuticals †	69,000	283,590
Biolase, Inc. †	21,422	76,689
Bio-Reference Labs, Inc. †(a)	10,200	293,250
BioScrip, Inc. †(a)	31,000	511,500
Cambrex Corp. †(a)	8,300	115,951
Cantel Medical Corp. (a)	9,949	336,973
Capital Senior Living Corp. †	23,700	566,430
Cardiovascular Systems, Inc. †	14,500	307,400
Celldex Therapeutics, Inc. †	45,300	707,133
Celsion Corp. †(a)	63,300	64,566
Chemed Corp. (a)	4,200	304,206
Clovis Oncology, Inc. †(a)	10,200	683,196
CONMED Corp. (a)	3,700	115,588
Corvel Corp. †(a)	3,200	93,664
Curis, Inc. †	40,700	129,833
Cynosure, Inc., Class A †(a)	14,200	368,916
DexCom, Inc. †(a)	33,500	752,075
Emeritus Corp. †	13,100	303,658
Endocyte, Inc. †(a)	15,900	208,767
Endologix, Inc. †(a)	18,700	248,336
Ensign Group, Inc./The	3,500	123,270
Exact Sciences Corp. †(a)	6,200	86,242
Five Star Quality Care, Inc. †	27,400	153,714
Furiex Pharmaceuticals, Inc. †(a)	7,600	258,932
Galena Biopharma, Inc. †(a)	85,900	190,698
Genomic Health, Inc. †(a)	2,100	66,591
Gentiva Health Services, Inc. †	18,200	181,272
Hanger, Inc. †	9,600	303,648
HealthStream, Inc. †(a)	17,400	440,568
Hi-Tech Pharmacal Co., Inc.	4,700	156,040
ICU Medical, Inc. †(a)	4,700	338,682
Immunomedics, Inc. †(a)	19,800	107,712
Infinity Pharmaceuticals, Inc. †	32,400	526,500
Insmed, Inc. †(a)	34,700	415,012
Insulet Corp. †(a)	9,000	282,690
Isis Pharmaceuticals, Inc. †	27,000	725,490
Jazz Pharmaceuticals PLC (Ireland) †(a)	2,300	158,079
Keryx Biopharmaceuticals, Inc. †(a)	56,200	419,814
Ligand Pharmaceuticals, Inc., Class B †(a)	8,400	314,328
MannKind Corp. †(a)	129,400	841,100

	SHARES	VALUE (Note 2)
Health Care - 17.1% (continued)
MedAssets, Inc. †	22,400	$397,376
MedCath Corp. (3)†(a)(b)	10,300	14,729
Medicines Co./The †(a)	20,100	618,276
Medidata Solutions, Inc. †(a)	10,300	797,735
Merge Healthcare, Inc. †(a)	30,200	108,720
Merit Medical Systems, Inc. †(a)	7,600	84,740
MWI Veterinary Supply, Inc. †(a)	3,200	394,368
National Research Corp., Class B	3,500	122,290
Navidea Biopharmaceuticals, Inc. †(a)	46,100	123,087
Nektar Therapeutics †	33,800	390,390
Neogen Corp. †(a)	5,900	327,804
Neurocrine Biosciences, Inc. †	21,200	283,656
Novavax, Inc. †	71,700	146,985
NPS Pharmaceuticals, Inc. †(a)	31,500	475,650
OPKO Health, Inc. †(a)	23,300	165,430
Optimer Pharmaceuticals, Inc. †	3,900	56,433
OraSure Technologies, Inc. †	19,300	74,884
Orexigen Therapeutics, Inc. †(a)	77,600	453,960
Pacira Pharmaceuticals, Inc. †	23,100	669,900
PAREXEL International Corp. †(a)	5,200	238,888
Peregrine Pharmaceuticals, Inc. †(a)	209,700	270,513
Pharmacyclics, Inc. †	3,100	246,357
Providence Service Corp./The †	7,200	209,448
Puma Biotechnology, Inc. †	4,500	199,665
Quidel Corp. †(a)	9,600	245,088
Repros Therapeutics, Inc. †(a)	21,900	404,055
Rockwell Medical, Inc. †	5,100	18,411
RTI Biologics, Inc. †(a)	21,000	78,960
Sangamo Biosciences, Inc. †(a)	31,800	248,358
Santarus, Inc. †	42,400	892,520
Sarepta Therapeutics, Inc. †(a)	18,800	715,340
SciClone Pharmaceuticals, Inc. †(a)	20,600	102,176
Select Medical Holdings Corp. (a)	9,800	80,360
Spectranetics Corp. †(a)	17,500	326,900
Staar Surgical Co. †(a)	14,800	150,220
Sunesis Pharmaceuticals, Inc. †	50,800	264,668
Synageva BioPharma Corp. †	7,200	302,400
Synergy Pharmaceuticals, Inc. †(a)	35,500	153,360
Synta Pharmaceuticals Corp. †(a)	47,200	235,528
TearLab Corp. †(a)	23,300	247,446
TESARO, Inc. †	5,900	193,166
Threshold Pharmaceuticals, Inc. †(a)	46,300	243,538
Trius Therapeutics, Inc. †	10,600	86,072
Universal American Corp. (a)	19,100	169,799
US Physical Therapy, Inc. (a)	3,000	82,920
Vascular Solutions, Inc. †	2,200	32,362
Vical, Inc. †(a)	32,800	102,664
West Pharmaceutical Services, Inc.	3,100	217,806
Wright Medical Group, Inc. †(a)	7,600	199,196
XenoPort, Inc. †	17,600	87,120
ZIOPHARM Oncology, Inc. †(a)	15,300	32,130

		33,213,066

Industrials - 15.2%
AAON, Inc. (a)	4,700	155,476
Aceto Corp.	7,400	103,082
Advisory Board Co./The †(a)	4,100	224,065

The accompanying notes are an integral part of these financial statements.	(Continued)

58	AQR Funds	Semi-Annual Report	June 2013

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 15.2% (continued)
Aegion Corp. †(a)	6,800	$153,068
Aircastle Ltd. (a)	3,900	62,361
Alamo Group, Inc. (a)	1,200	48,984
Albany International Corp., Class A	6,000	197,880
Allegiant Travel Co.	7,400	784,326
Altra Holdings, Inc.	6,500	177,970
AMERCO	1,100	178,090
American Railcar Industries, Inc. (a)	11,000	368,610
American Woodmark Corp. †	7,600	263,720
Apogee Enterprises, Inc. (a)	15,600	374,400
Argan, Inc.	2,300	35,880
Astec Industries, Inc.	4,900	168,021
Astronics Corp. †	5,400	220,698
Avis Budget Group, Inc. †	6,100	175,375
AZZ, Inc.	8,900	343,184
Barrett Business Services, Inc.	7,300	381,133
Beacon Roofing Supply, Inc. †(a)	16,300	617,444
Briggs & Stratton Corp. (a)	6,700	132,660
Builders FirstSource, Inc. †(a)	37,900	226,642
CAI International, Inc. †(a)	6,100	143,777
CBIZ, Inc. †(a)	10,400	69,784
Celadon Group, Inc. (a)	3,900	71,175
Chart Industries, Inc. †(a)	2,400	225,816
CIRCOR International, Inc. (a)	3,800	193,268
Coleman Cable, Inc.	10,300	186,018
Corporate Executive Board Co./The	5,800	366,676
Deluxe Corp. (a)	9,700	336,105
DigitalGlobe, Inc. †	28,100	871,381
Douglas Dynamics, Inc. (a)	6,500	84,370
Ducommun, Inc. †	5,400	114,804
DXP Enterprises, Inc. †(a)	6,600	439,560
Dynamic Materials Corp. (a)	2,800	46,228
Echo Global Logistics, Inc. †(a)	4,100	79,909
Encore Wire Corp. (a)	2,900	98,890
EnerNOC, Inc. †	20,200	267,852
EnerSys, Inc. (a)	10,000	490,400
Erickson Air-Crane, Inc. †	10,500	197,505
Exponent, Inc.	4,900	289,639
Federal Signal Corp. †	12,200	106,750
Flow International Corp. †	11,400	42,066
Forward Air Corp.	2,500	95,700
Franklin Electric Co., Inc.	10,600	356,690
G&K Services, Inc., Class A	4,000	190,400
GenCorp, Inc. †(a)	36,200	588,612
Generac Holdings, Inc. (a)	6,500	240,565
Gibraltar Industries, Inc. †	11,300	164,528
Global Power Equipment Group, Inc. (a)	2,400	38,688
Gorman-Rupp Co./The (a)	1,600	50,944
GP Strategies Corp. †(a)	5,000	119,100
Granite Construction, Inc.	5,000	148,800
Great Lakes Dredge & Dock Corp.	33,500	261,970
H&E Equipment Services, Inc. (a)	15,800	332,906
Healthcare Services Group, Inc. (a)	13,300	326,116
Herman Miller, Inc.	13,700	370,859
HNI Corp. (a)	5,300	191,171
Hurco Cos., Inc. (a)	300	8,631
InnerWorkings, Inc. †(a)	12,900	139,965
Insteel Industries, Inc. (a)	3,700	64,824

	SHARES	VALUE (Note 2)
Industrials - 15.2% (continued)
Interface, Inc.	18,400	$312,248
JetBlue Airways Corp. †(a)	67,300	423,990
Kadant, Inc. (a)	3,300	99,561
Kaman Corp. (a)	5,100	176,256
KEYW Holding Corp./The †(a)	22,100	292,825
Lindsay Corp.	2,700	202,446
Lydall, Inc. †(a)	8,800	128,480
Macquarie Infrastructure Co. LLC	2,800	149,660
MasTec, Inc. †(a)	8,400	276,360
McGrath RentCorp. (a)	4,400	150,304
Middleby Corp. †	1,100	187,099
Mistras Group, Inc. †(a)	8,900	156,462
Mobile Mini, Inc. †	18,000	596,700
Mueller Industries, Inc.	2,700	136,161
Mueller Water Products, Inc., Class A	76,900	531,379
Multi-Color Corp. (a)	6,200	188,108
Navigant Consulting, Inc. †(a)	7,300	87,600
Odyssey Marine Exploration, Inc. †(a)	26,100	77,256
On Assignment, Inc. †	27,700	740,144
Park-Ohio Holdings Corp. †	1,800	59,364
Patrick Industries, Inc. †	19,800	411,642
Pendrell Corp. †	20,600	53,972
PGT, Inc. †	50,400	436,968
Pike Electric Corp.	11,800	145,140
Powell Industries, Inc. †	1,200	61,980
PowerSecure International, Inc. †	12,700	190,881
Primoris Services Corp.	13,000	256,360
Proto Labs, Inc. †	9,000	584,730
Quad/Graphics, Inc. (a)	14,800	356,680
Quality Distribution, Inc. †(a)	12,000	106,080
Quanex Building Products Corp. (a)	9,800	165,032
Raven Industries, Inc. (a)	6,400	191,872
RBC Bearings, Inc. †	2,800	145,460
Republic Airways Holdings, Inc. †	35,800	405,614
Revolution Lighting Technologies, Inc. †	53,000	212,000
Roadrunner Transportation Systems, Inc. †	3,000	83,520
Rush Enterprises, Inc., Class A †(a)	5,900	146,025
Saia, Inc. †	15,300	458,541
Seaspan Corp. (Hong Kong)	3,700	76,775
SkyWest, Inc.	13,600	184,144
Standex International Corp.	3,500	184,625
Steelcase, Inc., Class A	45,900	669,222
Sun Hydraulics Corp. (a)	6,700	209,576
Swift Transportation Co. †	27,500	454,850
Taser International, Inc. †(a)	43,800	373,176
Team, Inc. †(a)	6,600	249,810
Tennant Co. (a)	5,000	241,350
Textainer Group Holdings Ltd. (a)	2,100	80,724
Thermon Group Holdings, Inc. †(a)	10,600	216,240
Titan Machinery, Inc. †(a)	3,900	76,557
Trex Co., Inc. †(a)	9,700	460,653
TriMas Corp. †(a)	17,600	656,128
Tutor Perini Corp. †	10,900	197,181
Twin Disc, Inc. (a)	2,900	68,730
UniFirst Corp.	4,100	374,125
Universal Forest Products, Inc. (a)	7,000	279,440
US Ecology, Inc.	5,300	145,432
Viad Corp.	5,800	142,216

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	59

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 15.2% (continued)
Wabash National Corp. †	23,600	$240,248
WageWorks, Inc. †	5,700	196,365
XPO Logistics, Inc. †(a)	11,600	209,844
YRC Worldwide, Inc. †	7,400	212,750

		29,390,572

Information Technology - 14.4%
3D Systems Corp. †(a)	600	26,340
Accelrys, Inc. †(a)	7,200	60,480
ACI Worldwide, Inc. †(a)	7,100	330,008
Actuate Corp. †(a)	14,700	97,608
Acxiom Corp. †	21,500	487,620
Advanced Energy Industries, Inc. †(a)	9,200	160,172
Alliance Fiber Optic Products, Inc.	7,600	152,076
Angie’s List, Inc. †(a)	22,300	592,065
AOL, Inc. †	4,100	149,568
ARRIS Group, Inc. †(a)	28,100	403,235
Aspen Technology, Inc. †	4,000	115,160
ATMI, Inc. †	11,000	260,150
Axcelis Technologies, Inc. †	42,100	76,622
Badger Meter, Inc. (a)	3,300	147,015
Blucora, Inc. †(a)	19,000	352,260
Booz Allen Hamilton Holding Corp. (a)	24,000	417,120
BroadSoft, Inc. †(a)	5,700	157,320
Brooks Automation, Inc. (a)	11,100	108,003
CalAmp Corp. †(a)	24,100	351,860
Callidus Software, Inc. †	16,900	111,371
Cardtronics, Inc. †	5,400	149,040
CIBER, Inc. †(a)	10,100	33,734
Computer Task Group, Inc.	4,100	94,177
Comtech Telecommunications Corp.	4,000	107,560
Convergys Corp. (a)	19,600	341,628
Cornerstone OnDemand, Inc. †(a)	24,100	1,043,289
Cray, Inc. †(a)	28,000	549,920
CSG Systems International, Inc. †(a)	7,000	151,900
Datalink Corp. †(a)	8,000	85,120
Dealertrack Technologies, Inc. †	1,300	46,059
Electro Rent Corp.	1,200	20,148
Electronics for Imaging, Inc. †	12,300	347,967
Ellie Mae, Inc. †	24,000	553,920
Emcore Corp. †(a)	7,250	26,100
Entegris, Inc. †	9,600	90,144
EPIQ Systems, Inc.	4,100	55,227
ePlus, Inc.	1,200	71,868
Euronet Worldwide, Inc. †(a)	3,800	121,068
ExlService Holdings, Inc. †	4,000	118,240
Fair Isaac Corp.	6,200	284,146
FEI Co.	1,900	138,681
Forrester Research, Inc.	3,800	139,422
Global Cash Access Holdings, Inc. †(a)	38,500	241,010
Globecomm Systems, Inc. †	5,100	64,464
Glu Mobile, Inc. †(a)	38,000	83,600
GSI Group, Inc. †(a)	6,900	55,476
Guidewire Software, Inc. †	13,300	559,265
Hutchinson Technology, Inc. †	31,500	148,995
Immersion Corp. †(a)	20,100	266,325
Infinera Corp. †	17,700	188,859
Insight Enterprises, Inc. †(a)	11,200	198,688

	SHARES	VALUE (Note 2)
Information Technology - 14.4% (continued)
Integrated Silicon Solution, Inc. †(a)	7,500	$82,200
Interactive Intelligence Group, Inc. †	3,200	165,120
InterDigital, Inc.	11,800	526,870
Internap Network Services Corp. †(a)	7,800	64,506
Ixia †(a)	26,100	480,240
j2 Global, Inc. (a)	11,800	501,618
Keynote Systems, Inc. (a)(2)	2,900	57,304
Kulicke & Soffa Industries, Inc. †	17,100	189,126
Littelfuse, Inc.	2,900	216,369
LivePerson, Inc. †(a)	20,251	181,348
Manhattan Associates, Inc. †	8,300	640,428
MAXIMUS, Inc.	4,200	312,816
Measurement Specialties, Inc. †	3,900	181,467
Mentor Graphics Corp.	8,000	156,400
Mercury Systems, Inc. †(a)	4,500	41,490
Meru Networks, Inc. †	14,500	58,435
Methode Electronics, Inc. (a)	12,300	209,223
Mitek Systems, Inc. †(a)	15,900	91,902
Monolithic Power Systems, Inc. (a)	12,700	306,197
Monotype Imaging Holdings, Inc. (a)	10,400	264,264
MTS Systems Corp. (a)	2,200	124,520
Nanometrics, Inc. †(a)	8,800	129,096
Netlist, Inc. †(a)	13,900	12,232
Netscout Systems, Inc. †(a)	14,200	331,428
NetSol Technologies, Inc. †(a)	14,600	146,876
NIC, Inc. (a)	25,600	423,168
NVE Corp. †	2,400	112,368
OpenTable, Inc. †(a)	7,100	454,045
Parkervision, Inc. †(a)	91,700	417,235
PC Connection, Inc. (a)	6,800	105,060
PDF Solutions, Inc. †	12,000	221,160
Procera Networks, Inc. †(a)	9,600	131,808
PROS Holdings, Inc. †	8,200	245,590
Rambus, Inc. †	22,300	191,557
Richardson Electronics Ltd. (a)	300	3,522
Rogers Corp. †	3,100	146,692
Rudolph Technologies, Inc. †(a)	15,000	168,000
Saba Software, Inc. †(a)	6,900	67,275
Sanmina Corp. †	17,400	249,690
SciQuest, Inc. †(a)	2,000	50,100
Seachange International, Inc. †	4,300	50,353
Silicon Graphics International Corp. †(a)	12,700	169,926
Sourcefire, Inc. †(a)	1,900	105,545
SPS Commerce, Inc. †(a)	8,300	456,500
SS&C Technologies Holdings, Inc. †	8,500	279,650
Stamps.com, Inc. †(a)	5,600	220,584
Stratasys Ltd. †	2,600	217,724
SunEdison, Inc. †(a)	96,000	784,320
SunPower Corp. †(a)	43,400	898,380
Super Micro Computer, Inc. †(a)	9,400	100,016
support.com, Inc. †	12,700	58,039
Synaptics, Inc. †	5,700	219,792
Synchronoss Technologies, Inc. †	6,300	194,481
SYNNEX Corp. †(a)	2,600	109,928
Take-Two Interactive Software, Inc. †	12,900	193,113
Telenav, Inc. †	9,300	48,639
TiVo, Inc. †	11,300	124,865
Tyler Technologies, Inc. †	11,700	802,035
Ultimate Software Group, Inc. †(a)	800	93,832

The accompanying notes are an integral part of these financial statements.	(Continued)

60	AQR Funds	Semi-Annual Report	June 2013

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 14.4% (continued)
Ultratech, Inc. †	9,500	$348,840
Uni-Pixel, Inc. †(a)	14,600	214,766
United Online, Inc.	28,600	216,788
ValueClick, Inc. †(a)	25,700	634,276
Veeco Instruments, Inc. †(a)	6,400	226,688
Virtusa Corp. †	4,600	101,936
Vishay Intertechnology, Inc. †	13,800	191,682
Web.com Group, Inc. †(a)	14,700	376,320
Yelp, Inc. †	10,600	368,562
Zillow, Inc., Class A †(a)	12,600	709,380
Zix Corp. †(a)	14,200	60,066

		27,967,864

Materials - 4.9%
A Schulman, Inc.	9,100	244,062
A.M. Castle & Co. †	11,100	174,936
ADA-ES, Inc. †	4,300	181,116
AEP Industries, Inc. †	2,400	178,536
American Pacific Corp. †	1,700	48,195
American Vanguard Corp.	13,800	323,334
Axiall Corp. (a)	1,200	51,096
Balchem Corp. (a)	4,800	214,800
Boise, Inc. (a)	31,500	269,010
Chemtura Corp. †	1,600	32,480
Clearwater Paper Corp. †	7,300	343,538
Deltic Timber Corp. (a)	1,900	109,858
Flotek Industries, Inc. †	6,100	109,434
Graphic Packaging Holding Co. †	19,900	154,026
H.B. Fuller Co.	9,300	351,633
Hawkins, Inc. (a)	600	23,634
Haynes International, Inc.	1,400	67,018
Headwaters, Inc. †	65,200	576,368
Innophos Holdings, Inc.	3,500	165,095
Innospec, Inc.	6,700	269,206
Kaiser Aluminum Corp. (a)	6,100	377,834
KapStone Paper and Packaging Corp.	13,300	534,394
Koppers Holdings, Inc.	3,700	141,266
Kraton Performance Polymers, Inc. †	6,200	131,440
Louisiana-Pacific Corp. †	6,700	99,093
Material Sciences Corp. †	2,100	21,126
Minerals Technologies, Inc.	7,900	326,586
Myers Industries, Inc.	10,900	163,609
Neenah Paper, Inc.	4,000	127,080
PolyOne Corp. (a)	14,500	359,310
Quaker Chemical Corp. (a)	5,200	322,452
RTI International Metals, Inc. †(a)	5,500	152,405
Schweitzer-Mauduit International, Inc.	400	19,952
Stepan Co.	7,500	417,075
SunCoke Energy, Inc. †	6,800	95,336
Texas Industries, Inc. †(a)	9,900	644,886
Tredegar Corp.	5,000	128,500
Universal Stainless & Alloy Products, Inc. †(a)	900	26,532
US Concrete, Inc. †	3,100	50,902
US Silica Holdings, Inc. (a)	21,900	455,082
Vista Gold Corp. †(a)	33,900	32,883
Worthington Industries, Inc. (a)	28,600	906,906

		9,422,024

	SHARES	VALUE (Note 2)
Telecommunication Services - 1.2%
8x8, Inc. †	64,800	$533,952
Atlantic Tele-Network, Inc. (a)	2,200	109,252
Cincinnati Bell, Inc. †	82,000	250,920
Cogent Communications Group, Inc. (a)	19,100	537,665
General Communication, Inc., Class A †	4,600	36,018
IDT Corp., Class B	12,100	226,149
inContact, Inc. †(a)	14,500	119,190
NTELOS Holdings Corp.	6,450	106,167
Premiere Global Services, Inc. †	10,600	127,942
Vonage Holdings Corp. †	70,600	199,798

		2,247,053

Utilities - 0.8%
American States Water Co. (a)	6,300	338,121
Chesapeake Utilities Corp. (a)	7,400	381,026
Connecticut Water Service, Inc. (a)	2,900	83,230
MGE Energy, Inc. (a)	3,600	197,136
Middlesex Water Co.	4,300	85,656
Otter Tail Corp. (a)	5,700	161,880
Unitil Corp.	4,200	121,296
UNS Energy Corp.	3,700	165,501

		1,533,846

TOTAL COMMON STOCKS (cost $154,755,661)		192,890,244

PREFERRED STOCKS - 0.1%

Utilities - 0.1%
Genie Energy Ltd., Series 12-A (a)(c)(2) (cost $54,362)	5,900	47,200

RIGHTS - 0.0% (d)

Information Technology - 0.0% (d)
Gerber Scientific, Inc., (3)†(b) (cost $-)	4,000	—

WARRANTS - 0.0% (d)

Energy - 0.0% (d)
Magnum Hunter Resources Corp. † (cost $-)	2,980	417

MONEY MARKET FUNDS - 1.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(e) (cost $3,380,113)	3,380,113	3,380,113

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 29.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (2)(e)(f) (cost $57,021,813)	57,021,813	57,021,813

TOTAL INVESTMENTS - 130.7% (cost $215,211,949)		253,339,787

LIABILITIES IN EXCESS OF OTHER ASSETS - (30.7%) (g)		(59,476,380)

NET ASSETS - 100.0%		$193,863,407

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	61

Schedules of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $54,406,226; cash collateral of $57,021,813 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at as of June 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $14,729 or 0.0% of total net assets.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2013.
(d)	Represents less than 0.05 percent of net assets.
(e)	Represents annualized seven-day yield as of June 30, 2013.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation on futures contracts.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION
Long Contracts:
10	E-Mini Russell 2000 Futures	September 20, 2013	$970,634	$974,700	$4,066

Cash held as collateral with broker for futures contracts was $42,751 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

62	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 98.7%	SHARES	VALUE (Note 2)
Australia - 7.7%
ALS Ltd.	11,725	$102,070
Amcor Ltd.	30,438	281,305
AMP Ltd.	37,576	145,322
Atlas Iron Ltd.	18,245	12,392
Aurizon Holdings Ltd.	27,946	106,154
Australia & New Zealand Banking Group Ltd.	27,610	716,738
Caltex Australia Ltd.	4,085	67,191
CFS Retail Property Trust Group REIT	41,469	75,605
Coca-Cola Amatil Ltd.	10,216	118,363
Cochlear Ltd.	3,817	214,225
Commonwealth Bank of Australia	33,805	2,127,893
Commonwealth Property Office Fund REIT	75,980	76,148
Crown Ltd.	25,641	282,664
CSL Ltd.	17,856	1,003,088
Dexus Property Group REIT	90,954	88,698
Goodman Group REIT	53,923	239,740
GPT Group REIT	38,389	134,796
Insurance Australia Group Ltd.	62,946	312,445
Macquarie Group Ltd.	14,246	543,355
Mesoblast Ltd. †	10,394	50,156
Mirvac Group REIT	60,599	88,717
National Australia Bank Ltd.	30,459	823,915
New Hope Corp. Ltd.	14,557	47,483
OZ Minerals Ltd.	4,289	16,097
Paladin Energy Ltd. †	12,165	9,690
Ramsay Health Care Ltd.	3,907	127,703
Shopping Centres Australasia Property Group REIT	3,776	5,489
Sonic Healthcare Ltd.	6,491	88,182
Suncorp Group Ltd.	23,321	253,291
Telecom Corp of New Zealand Ltd.	36,210	62,537
Telstra Corp. Ltd.	375,951	1,634,437
Wesfarmers Ltd.	32,711	1,183,684
Westfield Group REIT	93,579	980,112
Westfield Retail Trust REIT	145,956	412,777
Westpac Banking Corp.	79,227	2,080,096
Woolworths Ltd.	37,837	1,133,470
WorleyParsons Ltd.	2,954	52,331

		15,698,359

Austria - 0.6%
Andritz AG	3,800	194,969
Erste Group Bank AG	14,518	386,959
Immofinanz AG NPV †	63,665	237,565
Lenzing AG	606	43,317
OMV AG	4,423	199,527
Raiffeisen Bank International AG †	3,673	106,935

		1,169,272

Belgium - 1.5%
Ageas	11,340	397,903
Anheuser-Busch InBev NV	17,502	1,575,761
Belgacom SA	2,566	57,453
KBC Groep NV	13,009	484,967
RTL Group SA	766	62,711
Solvay SA	944	123,606
UCB SA	6,382	342,591

	SHARES	VALUE (Note 2)
Belgium - 1.5% (continued)
Umicore SA	2,884	$119,758

		3,164,750

Canada - 3.7%
Alimentation Couche Tard, Inc., Class B (1)	13,400	795,056
Atco Ltd., Class I (1)	2,000	82,514
Boardwalk Real Estate Investment Trust REIT (1)	1,500	83,137
Brookfield Office Properties, Inc. (1)	7,200	119,738
Calloway Real Estate Investment Trust REIT (1)	3,200	78,228
Canadian National Railway Co. (1)	7,800	759,456
Canadian Pacific Railway Ltd. (1)	7,900	957,960
Canadian Utilities Ltd., Class A (1)	3,400	119,325
CGI Group, Inc., Class A (1) †	10,200	298,716
CI Financial Corp. (1)	3,300	94,981
Dollarama, Inc. (1)	4,000	279,966
Domtar Corp. (1)	900	59,860
Emera, Inc. (1)	2,100	65,953
Empire Co., Ltd., Class A (1)	1,100	84,113
First Capital Realty, Inc. (1)	3,800	64,496
First Majestic Silver Corp. (1) †	4,300	45,629
Gildan Activewear, Inc. (1)	3,000	121,660
Husky Energy, Inc. (1)	8,100	215,805
Keyera Corp. (1)	1,700	91,425
Loblaw Cos., Ltd. (1)	5,900	266,754
Lululemon Athletica, Inc. †	3,000	181,905
Magna International, Inc. (1)	2,800	199,304
Methanex Corp. (1)	2,000	85,671
Metro, Inc. (1)	4,200	281,464
Onex Corp. (1)	2,400	108,898
Paramount Resources Ltd., Class A (1) †	2,400	81,354
Rogers Communications, Inc., Class B (1)	32,300	1,265,342
Shoppers Drug Mart Corp. (1)	200	9,227
Sun Life Financial, Inc. (1)	11,800	349,501
Tourmaline Oil Corp. (1) †	4,700	188,277
West Fraser Timber Co., Ltd. (1)	2,300	173,861

		7,609,576

Denmark - 0.8%
Carlsberg A/S, Class B	3,117	278,710
Coloplast A/S, Class B	14,794	828,376
Danske Bank A/S †	11,758	200,579
DSV A/S	2,710	66,016
Novo Nordisk A/S, Class B	2,415	375,442

		1,749,123

Finland - 1.0%
Kone OYJ, Class B	7,497	594,658
Konecranes OYJ	3,800	108,159
Orion OYJ, Class B	4,687	109,826
Sampo OYJ, A Shares	24,792	965,397
Wartsila OYJ	8,465	367,762

		2,145,802

France - 7.6%
Air Liquide SA	3,601	444,723

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	63

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
France - 7.6% (continued)
AXA SA	25,427	$501,235
BNP Paribas SA	28,775	1,575,289
Bureau Veritas SA	2,364	61,217
Christian Dior SA	1,623	262,201
Cie Generale des Etablissements Michelin	1,933	172,841
Credit Agricole SA †	76,413	657,674
Dassault Systemes SA	1,844	225,387
Edenred	3,620	110,843
Essilor International SA	3,545	377,677
European Aeronautic Defence and Space Co. NV	14,060	752,221
Eutelsat Communications SA	3,108	88,177
Hermes International	1,274	411,207
Iliad SA	1,834	396,232
Kering	2,717	552,875
Lafarge SA	5,316	326,419
L’Oreal SA	7,307	1,201,158
LVMH Moet Hennessy Louis Vuitton SA	971	157,646
Natixis	99,537	417,929
Pernod-Ricard SA	4,394	487,708
Publicis Groupe SA	5,534	394,127
Renault SA	5,669	381,850
Rexel SA	4,367	98,392
Safran SA	2,192	114,436
Sanofi	27,404	2,833,042
Schneider Electric SA	4,553	330,670
SCOR SE	2,421	74,306
SEB SA	592	47,913
Societe Generale SA	19,704	678,123
Sodexo	1,964	163,523
Technip SA	1,542	156,717
Total SA	6,227	304,147
Unibail-Rodamco SE REIT	3,100	722,006

		15,479,911

Germany - 4.2%
Allianz SE	5,550	810,086
Bayer AG	19,718	2,099,388
Beiersdorf AG	12,384	1,078,758
Continental AG	211	28,128
Deutsche Lufthansa AG †	26,823	543,365
Deutsche Post AG	25,099	622,908
GEA Group AG	2,796	98,999
Hannover Rueckversicherung SE	4,457	320,490
HeidelbergCement AG	2,298	153,968
MAN SE	1,150	125,374
Merck KGaA	7,198	1,094,671
Muenchener Rueckversicherungs AG	6,099	1,120,464
SAP AG	2,925	213,592
Suedzucker AG	6,605	204,487

		8,514,678

Hong Kong - 3.7%
AAC Technologies Holdings, Inc.	35,500	199,172
AIA Group Ltd.	19,400	81,732
ASM Pacific Technology Ltd.	9,700	106,484
BOC Hong Kong Holdings Ltd.	123,000	376,268
Cheung Kong Holdings Ltd.	13,000	175,298

	SHARES	VALUE (Note 2)
Hong Kong - 3.7% (continued)
Cheung Kong Infrastructure Holdings Ltd.	10,000	$66,634
CLP Holdings Ltd.	1,500	12,126
First Pacific Co., Ltd.	72,000	76,967
Galaxy Entertainment Group Ltd. †	135,000	655,754
Giordano International Ltd.	64,000	55,809
Hang Seng Bank Ltd.	22,500	331,349
Henderson Land Development Co., Ltd.	64,900	385,433
Hong Kong & China Gas Co., Ltd.	193,600	472,395
Hongkong Land Holdings Ltd.	84,000	575,144
Hopewell Holdings Ltd.	32,000	106,206
Hutchison Whampoa Ltd.	11,000	115,085
Hysan Development Co., Ltd.	25,000	107,928
Lifestyle International Holdings Ltd.	33,500	69,921
Link REIT/The REIT	59,500	292,007
Melco International Development Ltd.	103,000	193,263
MGM China Holdings Ltd.	66,000	175,141
MTR Corp. Ltd.	60,500	222,327
New World Development Co., Ltd.	196,000	269,222
NWS Holdings Ltd.	61,000	93,519
Orient Overseas International Ltd.	19,000	121,706
Sands China Ltd.	112,000	523,384
Shangri-La Asia Ltd.	24,000	41,257
Sino Land Co., Ltd.	168,000	234,893
SJM Holdings Ltd.	79,000	191,718
SmarTone Telecommunications Holdings Ltd.	31,500	52,046
Stella International Holdings Ltd.	32,500	89,703
Swire Properties Ltd.	50	147
Techtronic Industries Co.	70,000	166,182
Television Broadcasts Ltd.	10,000	68,440
Wharf Holdings Ltd.	84,000	701,099
Wheelock & Co., Ltd.	41,000	204,564

		7,610,323

Israel - 0.5%
Bank Hapoalim BM †	75,018	338,555
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	29,909
Israel Chemicals Ltd.	25,004	245,550
Israel Corp. Ltd./The †	62	36,965
Mellanox Technologies Ltd. †	1,786	88,794
Teva Pharmaceutical Industries Ltd.	5,105	199,798

		939,571

Italy - 1.3%
Davide Campari-Milano SpA	11,007	79,744
Exor SpA	4,986	147,662
Fiat Industrial SpA	11,479	127,783
Gtech Spa	13,558	339,257
Luxottica Group SpA	15,970	808,008
Pirelli & C. SpA	20,366	235,434
Prysmian SpA	14,955	278,984
Salvatore Ferragamo Italia SpA	5,363	166,779
UniCredit SpA	104,726	489,582

		2,673,233

Japan - 40.8%
77 Bank Ltd./The	35,000	166,205

The accompanying notes are an integral part of these financial statements.	(Continued)

64	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 40.8% (continued)
Acom Co., Ltd. †	16,710	$531,589
Advance Residence Investment Corp. REIT	67	145,255
Advantest Corp.	5,300	87,327
Aeon Credit Service Co., Ltd.	12,200	345,594
Aeon Mall Co., Ltd.	14,900	369,639
Aiful Corp. †	108,650	909,695
Aozora Bank Ltd.	58,000	181,138
Asics Corp.	16,000	252,154
Astellas Pharma, Inc.	17,700	961,537
Autobacs Seven Co., Ltd.	3,300	50,201
Bank of Yokohama Ltd./The	34,000	175,394
Bridgestone Corp.	25,400	866,146
Calbee, Inc.	3,600	341,671
Calsonic Kansei Corp.	14,000	58,303
Casio Computer Co., Ltd.	53,700	472,976
Central Japan Railway Co.	3,900	475,332
Century Tokyo Leasing Corp.	4,800	124,875
Chiba Bank Ltd./The	27,000	184,219
Chiyoda Corp.	7,000	82,557
Chugai Pharmaceutical Co., Ltd.	21,800	451,245
Chugoku Bank Ltd./The	5,000	70,062
Cosmos Pharmaceutical Corp.	4,300	436,053
Credit Saison Co., Ltd.	3,800	95,483
Daido Steel Co., Ltd.	12,000	60,578
Dai-ichi Life Insurance Co., Ltd./The	231	331,611
Daiichi Sankyo Co., Ltd.	10,500	174,980
Daikin Industries Ltd.	14,500	586,087
Dainippon Screen Manufacturing Co., Ltd. †	7,000	36,979
Dainippon Sumitomo Pharma Co., Ltd.	28,200	372,957
Daito Trust Construction Co., Ltd.	1,100	103,642
Daiwa House Industry Co., Ltd.	25,000	465,676
Daiwa Securities Group, Inc.	170,000	1,423,737
Dena Co., Ltd.	4,900	95,932
Denso Corp.	25,100	1,180,031
East Japan Railway Co.	7,900	614,877
FamilyMart Co., Ltd.	6,000	256,011
FANUC Corp.	300	43,418
Fast Retailing Co., Ltd.	3,300	1,113,765
Fuji Heavy Industries Ltd.	51,000	1,259,406
Fukuoka Financial Group, Inc.	41,000	174,380
GungHo Online Entertainment, Inc. †	580	633,664
Hankyu Hanshin Holdings, Inc.	52,000	295,963
Heiwa Corp.	3,300	57,834
Hikari Tsushin, Inc.	2,600	140,544
Hino Motors Ltd.	32,000	469,566
Hirose Electric Co., Ltd.	1,400	184,394
Hisamitsu Pharmaceutical Co., Inc.	3,400	172,533
Hitachi Capital Corp.	8,600	169,952
Hitachi Ltd.	660	4,229
Hitachi Transport System Ltd.	3,200	52,565
Honda Motor Co., Ltd.	12,600	468,083
Hoshizaki Electric Co., Ltd.	3,200	102,478
House Foods Corp.	3,600	58,712
Ichigo Group Holdings Co., Ltd.	349	242,490
IHI Corp.	27,000	102,155
Industrial & Infrastructure Fund Investment Corp. REIT	20	194,513

	SHARES	VALUE (Note 2)
Japan - 40.8% (continued)
Isetan Mitsukoshi Holdings Ltd.	12,900	$171,294
Isuzu Motors Ltd.	82,000	560,548
Ito En Ltd.	8,600	199,078
Itochu Techno-Solutions Corp.	6,900	285,630
J Front Retailing Co., Ltd.	27,000	215,316
Jafco Co., Ltd.	10,900	414,022
Japan Prime Realty Investment Corp. REIT	56	171,359
Japan Real Estate Investment Corp. REIT	32	357,464
Japan Retail Fund Investment Corp. REIT	106	221,450
Japan Tobacco, Inc.	52,600	1,856,651
JGC Corp.	8,000	288,100
Joyo Bank Ltd./The	53,000	289,457
Kakaku.com, Inc.	12,500	381,714
Kao Corp.	12,300	418,711
KDDI Corp.	19,900	1,036,262
Keisei Electric Railway Co., Ltd.	20,000	187,373
Keyence Corp.	2,440	777,410
Kikkoman Corp.	11,000	182,983
Kintetsu Corp. (a)	71,000	311,690
Kirin Holdings Co., Ltd.	23,000	360,279
Kubota Corp.	54,000	785,882
Kyowa Hakko Kirin Co., Ltd.	6,000	67,820
Kyushu Electric Power Co., Inc. †	13,400	201,954
Lawson, Inc.	1,300	99,202
M3, Inc.	69	154,765
Makita Corp.	7,300	392,465
Matsui Securities Co. Ltd.	62,200	550,484
Mazda Motor Corp. †	221,000	873,710
Miraca Holdings, Inc.	1,700	78,120
Mitsubishi Electric Corp.	22,000	205,570
Mitsubishi Estate Co., Ltd.	78,000	2,076,663
Mitsubishi Heavy Industries, Ltd.	97,000	539,277
Mitsubishi Logistics Corp.	21,000	293,034
Mitsubishi Motors Corp. †	377,000	516,036
Mitsubishi UFJ Financial Group, Inc.	586,700	3,623,383
Mitsui Fudosan Co., Ltd.	46,000	1,352,402
Mizuho Financial Group, Inc.	951,000	1,974,935
MS&AD Insurance Group Holdings	9,300	235,571
Murata Manufacturing Co., Ltd.	4,200	319,473
Namco Bandai Holdings, Inc.	12,300	199,352
NEC Corp.	142,000	310,959
NHK Spring Co., Ltd.	12,500	144,323
Nippon Building Fund, Inc. REIT	33	382,190
Nippon Express Co., Ltd.	39,000	185,195
Nippon Shokubai Co., Ltd.	7,000	71,602
Nippon Television Holdings, Inc.	5,100	93,186
Nishi-Nippon City Bank Ltd./The	21,000	54,760
Nissan Motor Co., Ltd.	31,100	311,703
Nitto Denko Corp.	9,200	590,048
Nomura Holdings, Inc.	251,100	1,848,289
Nomura Real Estate Holdings, Inc.	16,900	373,316
Nomura Research Institute Ltd.	3,500	113,668
NSK Ltd.	22,000	209,877
NTT Urban Development Corp.	340	417,317
Obayashi Corp.	38,000	197,034
Odakyu Electric Railway Co., Ltd.	28,000	273,439
Okasan Securities Group, Inc.	50,000	413,013
Olympus Corp. †	14,400	437,579

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	65

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 40.8% (continued)
Omron Corp.	6,800	$202,728
Ono Pharmaceutical Co., Ltd.	2,500	170,175
Orient Corp. †	215,500	517,572
Oriental Land Co., Ltd.	3,400	526,170
ORIX Corp.	77,400	1,056,256
Orix JREIT, Inc. REIT	155	176,916
Otsuka Corp.	2,000	223,059
Otsuka Holdings Co., Ltd.	10,000	330,189
Park24 Co., Ltd.	14,900	270,316
Ricoh Co., Ltd.	13,000	154,054
Ryohin Keikaku Co., Ltd.	2,200	180,343
Santen Pharmaceutical Co., Ltd.	2,100	90,877
Sawai Pharmaceutical Co., Ltd.	700	83,575
Sekisui Chemical Co., Ltd.	27,000	286,700
Sekisui House Ltd.	31,000	447,903
Seven & I Holdings Co., Ltd.	10,300	377,221
Seven Bank Ltd.	56,100	203,367
Shimamura Co., Ltd.	2,300	279,202
Shimano, Inc.	4,000	340,739
Shin-Etsu Chemical Co., Ltd.	14,700	972,924
Shinsei Bank Ltd.	170,000	386,044
Shionogi & Co., Ltd.	18,000	375,361
SKY Perfect JSAT Holdings, Inc.	133	60,809
SMC Corp.	1,000	200,476
Softbank Corp.	34,700	2,019,885
Sony Corp.	28,200	595,759
Sugi Holdings Co., Ltd.	2,600	98,891
Sumitomo Corp.	18,100	225,591
Sumitomo Forestry Co., Ltd.	9,300	113,373
Sumitomo Mitsui Financial Group, Inc.	62,200	2,847,084
Sumitomo Mitsui Trust Holdings, Inc.	140,000	653,220
Sumitomo Realty & Development Co., Ltd.	27,000	1,076,061
Sumitomo Rubber Industries Ltd.	10,900	177,933
Suruga Bank Ltd.	31,000	562,169
Suzuki Motor Corp.	5,800	133,692
Sysmex Corp.	6,100	399,522
Taiheiyo Cement Corp.	49,000	156,369
Taisei Corp.	28,000	101,079
Takara Bio, Inc.	10,400	242,232
Takeda Pharmaceutical Co., Ltd.	21,800	983,049
Tobu Railway Co., Ltd.	73,000	376,214
Toho Gas Co., Ltd.	17,000	87,913
Tohoku Electric Power Co., Inc. †	16,300	203,520
Tokai Tokyo Financial Holdings, Inc.	54,700	372,238
Tokio Marine Holdings, Inc.	11,400	359,727
Tokyo Electric Power Co., Inc †	173,200	894,121
Tokyo Gas Co., Ltd.	23,000	126,892
Tokyo Tatemono Co., Ltd.	90,000	748,895
Tokyu Corp.	57,000	373,222
Tokyu Land Corp.	74,000	677,392
Toshiba Corp.	37,000	177,362
Toshiba TEC Corp.	25,000	134,570
Toyoda Gosei Co., Ltd.	6,000	146,698
Toyota Industries Corp.	11,600	473,720
Toyota Motor Corp.	117,200	7,069,251
Toyota Tsusho Corp.	18,400	473,117
Trend Micro, Inc.	3,500	111,275
Tsumura & Co.	6,300	185,664

	SHARES	VALUE (Note 2)
Japan - 40.8% (continued)
Tsuruha Holdings, Inc.	3,500	$330,825
Unicharm Corp.	4,200	237,545
United Urban Investment Corp. REIT	112	151,201
USS Co., Ltd.	1,250	158,469
Wacom Co., Ltd.	18,400	203,394
Yahoo Japan Corp.	1,839	905,551
Yakult Honsha Co., Ltd.	5,200	215,627
Yamaha Motor Co., Ltd.	15,300	198,165
Yokogawa Electric Corp.	8,300	99,225
Yokohama Rubber Co., Ltd./The	30,000	301,237
Zensho Holdings Co., Ltd. (a)	4,900	55,916

		83,280,610

Netherlands - 1.5%
Aegon NV	19,003	127,492
Akzo Nobel NV	2,823	159,291
ASML Holding NV	5,928	467,961
Gemalto NV	3,241	293,449
Heineken Holding NV	9,229	517,255
Heineken NV	14,113	898,315
Koninklijke Philips NV	24,631	671,469
Koninklijke Vopak NV	762	44,976

		3,180,208

New Zealand - 0.1%
Fletcher Building Ltd.	26,324	171,208

Norway - 0.3%
DNB ASA	10,033	145,545
Golar LNG Ltd.	2,009	62,514
Marine Harvest ASA	140,424	142,742
Telenor ASA	10,790	214,322

		565,123

Portugal - 0.1%
Jeronimo Martins SGPS SA	6,068	127,892
Portugal Telecom SGPS SA	7,413	28,840

		156,732

Singapore - 2.0%
Ascendas Real Estate Investment Trust REIT	206,000	361,012
CapitaCommercial Trust REIT	117,000	134,972
CapitaLand Ltd.	58,000	140,127
CapitaMall Trust REIT	149,000	233,813
CapitaMalls Asia Ltd.	92,000	131,951
Dairy Farm International Holdings, Ltd.	6,300	75,630
DBS Group Holdings Ltd.	17,000	206,854
Global Logistic Properties Ltd.	107,000	231,448
Jardine Cycle & Carriage Ltd.	6,000	200,604
Jardine Matheson Holdings Ltd.	18,000	1,086,338
Jardine Strategic Holdings Ltd.	7,000	253,477
Keppel REIT	200	204
Noble Group Ltd.	19,363	14,726
Sembcorp Industries Ltd.	13,000	50,576
Singapore Technologies Engineering Ltd.	102,000	336,004
Singapore Telecommunications Ltd.	40,000	118,473
StarHub Ltd.	33,000	108,504

The accompanying notes are an integral part of these financial statements.	(Continued)

66	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Singapore - 2.0% (continued)
Suntec Real Estate Investment Trust REIT	92,000	$114,217
United Overseas Bank Ltd.	16,000	249,858

		4,048,788

Spain - 3.8%
Amadeus IT Holding SA, A Shares	12,030	385,022
Banco Bilbao Vizcaya Argentaria SA	325,983	2,739,517
Ferrovial SA	40,005	638,681
Gas Natural SDG SA	54,549	1,099,030
Grifols SA	14,812	544,183
Inditex SA	16,000	1,973,525
Repsol SA	17,770	375,036

		7,754,994

Sweden - 1.7%
Elekta AB, B Shares	6,724	102,195
Hennes & Mauritz AB, B Shares	367	12,075
Hexagon AB, B Shares	12,321	329,357
Investor AB, B Shares	30,134	808,822
Meda AB, A Shares	7,554	85,489
Skandinaviska Enskilda Banken AB, Class A	78,641	750,786
Svenska Handelsbanken AB, A Shares	12,588	504,332
Swedbank AB, A Shares	36,759	841,949

		3,435,005

Switzerland - 4.9%
Actelion Ltd. †	6,152	370,582
Compagnie Financiere Richemont SA, Class A	4,455	392,879
Credit Suisse Group AG †	23,473	621,426
Geberit AG	236	58,463
Holcim Ltd. †	4,469	311,071
Novartis AG	59,642	4,224,476
Partners Group Holding AG	740	200,302
Schindler Holding AG	1,395	194,098
SGS SA	404	867,356
Swatch Group AG/The	46	25,127
Swiss Re AG †	14,143	1,052,252
Syngenta AG	1,901	741,312
UBS AG †	41,667	707,249
Wolseley PLC	4,864	224,423
Zurich Insurance Group AG †	146	37,844

		10,028,860

Thailand - 0.1%
Thai Beverage PCL	446,000	207,363

United Kingdom - 10.4%
Aberdeen Asset Management PLC	54,480	317,054
Aggreko PLC	7,624	190,558
ARM Holdings PLC	49,237	595,624
Associated British Foods PLC	9,388	247,656
AstraZeneca PLC	240	11,347
Barclays PLC	287,794	1,225,641
BG Group PLC	2,230	37,897
British American Tobacco PLC	482	24,722
BT Group PLC	130,732	613,754

	SHARES	VALUE (Note 2)
United Kingdom - 10.4% (continued)
Bunzl PLC	7,883	$153,751
Carnival PLC	6,836	237,618
Compass Group PLC	41,470	529,886
Croda International PLC	3,164	119,315
Diageo PLC	46,529	1,334,280
easyJet PLC	20,601	406,065
Experian PLC	34,548	600,436
Fresnillo PLC	1,715	23,154
G4S PLC	22,026	77,664
GlaxoSmithKline PLC	913	22,822
Hargreaves Lansdown PLC	13,845	187,009
HSBC Holdings PLC	401,189	4,153,169
IMI PLC	4,267	80,427
Imperial Tobacco Group PLC	8,078	280,102
InterContinental Hotels Group PLC	11,899	327,011
Intertek Group PLC	2,171	96,504
ITV PLC	212,597	453,269
Johnson Matthey PLC	2,582	103,164
Kingfisher PLC	42,770	222,995
Legal & General Group PLC	62,913	163,974
Lloyds Banking Group PLC †	252,352	242,337
Meggitt PLC	17,966	141,548
Mondi PLC	7,018	87,378
National Grid PLC	13,628	154,482
Next PLC	6,383	442,152
Old Mutual PLC	139,415	382,709
Pearson PLC	15,946	283,588
Petrofac Ltd.	14,632	266,351
Prudential PLC	52,638	859,198
Randgold Resources Ltd.	303	19,200
Reckitt Benckiser Group PLC	3,848	272,194
Reed Elsevier PLC	9,377	106,637
Rexam PLC	11,373	82,536
Rolls-Royce Holdings PLC †	35,118	604,675
Royal Bank of Scotland Group PLC †	149,501	620,396
SABMiller PLC	32,301	1,548,619
Sage Group PLC/The	13,549	70,025
Severn Trent PLC	3,568	90,348
Smith & Nephew PLC	5,401	60,490
SSE PLC	8,866	205,315
Standard Life PLC	68,289	359,383
Tate & Lyle PLC	14,485	181,739
Tullow Oil PLC	11,125	169,354
United Utilities Group PLC	13,217	137,512
Vodafone Group PLC	112,887	323,498
Whitbread PLC	10,735	499,389
WPP PLC	7,612	130,111

		21,178,032

United States - 0.4%
Valeant Pharmaceuticals International, Inc. (1)†	9,700	836,356

TOTAL COMMON STOCKS (cost $183,719,369)		201,597,877

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	67

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

PREFERRED STOCKS - 0.0% (b)	SHARES	VALUE (Note 2)
United Kingdom - 0.0% (b)
Rolls-Royce Holdings PLC (3)†(c) (cost $-)	4,179,042	$6,356

RIGHTS - 0.0% (b)

Hong Kong - 0.0% (b)
New World Development Co., Ltd. (3)†(c) (cost $-)	2,450	—

MONEY MARKET FUNDS - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d) (cost $4,756,091)	4,756,091	4,756,091

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.2%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (d)(e) (cost $337,165)	337,165	337,165

TOTAL INVESTMENTS - 101.2% (cost $188,812,625)		206,697,489

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%) (f)		(2,531,651)

NET ASSETS - 100.0%		$204,165,838

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $318,122; cash collateral of $337,165 was received with which the Fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at as of June 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $6,356 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of June 30, 2013.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$33,956,606	16.6%
Consumer Staples	20,106,424	9.8
Energy	2,325,097	1.1
Financials	74,252,083	36.4
Health Care	21,734,285	10.6
Industrials	22,693,757	11.1
Information Technology	8,716,183	4.3
Materials	5,838,270	2.9
Telecommunication Services	7,961,494	3.9
Utilities	4,020,034	2.0
Money Market Funds	5,093,256	2.5

Total Investments	206,697,489	101.2
Liabilities in Excess of Other Assets (f)	(2,531,651)	(1.2)

Net Assets	$204,165,838	100.0%

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION
Long Contracts:
12	MSCI EAFE Mini Index Futures	September 20, 2013	$977,003	$983,820	$6,817

Cash held as collateral with broker for futures contracts was $44,678 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

68	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 2)
Consumer Discretionary - 21.7%
Aaron’s, Inc.	93	$2,605
Amazon.com, Inc. †	143	39,710
Apollo Group, Inc., Class A †	71	1,258
AutoNation, Inc. †	274	11,889
AutoZone, Inc. †	16	6,779
Bed Bath & Beyond, Inc. †	101	7,161
BorgWarner, Inc. †	22	1,895
Carter’s, Inc.	181	13,407
CBS Corp., Class B	1,087	53,122
Chipotle Mexican Grill, Inc. †	49	17,853
Cinemark Holdings, Inc.	322	8,990
Coach, Inc.	66	3,768
Comcast Corp., Class A	4,304	180,251
CST Brands, Inc. †	118	3,636
Deckers Outdoor Corp. †	28	1,414
Dillard’s, Inc., Class A	148	12,132
DIRECTV †	86	5,299
Discovery Communications, Inc., Class A †	526	40,612
DISH Network Corp., Class A	437	18,581
Dollar General Corp. †	490	24,711
Dollar Tree, Inc. †	295	14,998
DR Horton, Inc.	1,478	31,452
DSW, Inc., Class A	165	12,123
Expedia, Inc.	167	10,045
Express, Inc. †	194	4,068
Family Dollar Stores, Inc.	63	3,925
Ford Motor Co.	3,402	52,629
GameStop Corp., Class A	307	12,903
Gap, Inc./The	868	36,222
General Motors Co. †	2,072	69,018
Genuine Parts Co.	74	5,777
GNC Holdings, Inc., Class A	104	4,598
H&R Block, Inc.	197	5,467
Home Depot, Inc./The	2,065	159,976
HSN, Inc.	187	10,046
L Brands, Inc.	139	6,846
Las Vegas Sands Corp.	769	40,703
Lennar Corp., Class A (a)	1,112	40,076
Liberty Global PLC, Class A (United Kingdom) †	258	19,113
LKQ Corp. †	202	5,201
Lowe’s Cos., Inc.	1,625	66,462
Macy’s, Inc.	524	25,152
Madison Square Garden Co./The, Class A †	191	11,317
Mattel, Inc.	402	18,215
Mohawk Industries, Inc. †	186	20,923
Netflix, Inc. †	222	46,862
News Corp., Class A	4,733	154,296
NIKE, Inc., Class B	248	15,793
O’Reilly Automotive, Inc. †	60	6,757
Panera Bread Co., Class A †	24	4,463
PetSmart, Inc.	64	4,287
Polaris Industries, Inc.	56	5,320
priceline.com, Inc. †	31	25,641
PulteGroup, Inc. †	2,843	53,932
Ralph Lauren Corp.	40	6,950
Rent-A-Center, Inc.	182	6,834
Ross Stores, Inc.	256	16,591

	SHARES	VALUE (Note 2)
Consumer Discretionary - 21.7% (continued)
Sally Beauty Holdings, Inc. †	147	$4,572
Sears Canada, Inc. (Canada)	14	146
Service Corp. International	660	11,900
Sirius XM Radio, Inc.	10,210	34,203
Six Flags Entertainment Corp.	266	9,353
Standard Pacific Corp. †	4,289	35,727
Starbucks Corp.	252	16,503
Starz, Class A †	200	4,420
Tesla Motors, Inc. †	439	47,162
Time Warner Cable, Inc.	305	34,306
Time Warner, Inc.	1,475	85,284
TJX Cos., Inc.	1,203	60,222
Tractor Supply Co.	49	5,763
TripAdvisor, Inc. †	432	26,296
TRW Automotive Holdings Corp. †	502	33,353
Tupperware Brands Corp.	134	10,410
Ulta Salon Cosmetics & Fragrance, Inc. †	50	5,008
Under Armour, Inc., Class A †	82	4,896
VF Corp.	51	9,846
Viacom, Inc., Class B	118	8,030
Walt Disney Co./The	2,691	169,937
Weight Watchers International, Inc.	51	2,346
Whirlpool Corp.	301	34,422
Wolverine World Wide, Inc. (a)	151	8,246
Wyndham Worldwide Corp.	277	15,853
Yum! Brands, Inc.	243	16,850

		2,185,108

Consumer Staples - 4.0%
Altria Group, Inc.	445	15,571
Casey’s General Stores, Inc.	44	2,647
Church & Dwight Co., Inc.	85	5,245
Coca-Cola Co./The	102	4,091
Colgate-Palmolive Co.	310	17,760
ConAgra Foods, Inc.	182	6,357
Constellation Brands, Inc., Class A †	480	25,018
Costco Wholesale Corp.	485	53,626
Estee Lauder Cos., Inc./The, Class A	151	9,931
Flowers Foods, Inc.	510	11,245
General Mills, Inc.	150	7,280
Green Mountain Coffee Roasters, Inc. †	600	45,036
Herbalife Ltd. (Cayman Islands)	71	3,205
Hershey Co./The	95	8,482
Hormel Foods Corp.	136	5,247
JM Smucker Co./The	55	5,673
Kimberly-Clark Corp.	408	39,633
Lorillard, Inc.	183	7,993
Mead Johnson Nutrition Co.	82	6,497
Mondelez International, Inc., Class A	535	15,264
Monster Beverage Corp. †	364	22,120
Nu Skin Enterprises, Inc., Class A	58	3,545
Philip Morris International, Inc.	37	3,205
Pricesmart, Inc. (a)	119	10,428
Reynolds American, Inc.	232	11,222
TreeHouse Foods, Inc. †	39	2,556
Tyson Foods, Inc., Class A	192	4,931
Walgreen Co.	741	32,752

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	69

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 4.0% (continued)
Whole Foods Market, Inc.	270	$13,900

		400,460

Energy - 6.0%
Anadarko Petroleum Corp.	60	5,156
Cabot Oil & Gas Corp.	672	47,726
CARBO Ceramics, Inc. (a)	17	1,146
Chesapeake Energy Corp.	102	2,079
Chevron Corp.	66	7,810
Cobalt International Energy, Inc. †	1,208	32,097
ConocoPhillips	135	8,168
EOG Resources, Inc.	141	18,567
EQT Corp.	82	6,508
FMC Technologies, Inc. †	64	3,564
Golar LNG Ltd. (Bermuda)	71	2,264
Gulfport Energy Corp. †	606	28,524
Halliburton Co.	1,860	77,599
Helix Energy Solutions Group, Inc. †	469	10,806
Hess Corp.	537	35,705
HollyFrontier Corp.	304	13,005
Key Energy Services, Inc. †	134	797
Kinder Morgan, Inc.	607	23,157
Kodiak Oil & Gas Corp. †	1,503	13,362
Marathon Oil Corp.	508	17,567
Marathon Petroleum Corp.	1,033	73,405
Oasis Petroleum, Inc. †	276	10,728
Oceaneering International, Inc.	67	4,837
Phillips 66	552	32,518
Pioneer Natural Resources Co.	128	18,528
Range Resources Corp.	84	6,495
Rosetta Resources, Inc. †	40	1,701
Seadrill Ltd. (Bermuda)	528	21,511
SM Energy Co.	42	2,519
Spectra Energy Corp.	227	7,822
Targa Resources Corp.	113	7,269
Tesoro Corp.	112	5,860
Valero Energy Corp.	1,350	46,940
Williams Cos., Inc./The	269	8,734
World Fuel Services Corp.	52	2,079

		606,553

Financials - 20.0%
American Campus Communities, Inc. REIT	63	2,562
American Express Co.	240	17,942
American Financial Group, Inc.	68	3,326
American International Group, Inc. †	2,514	112,376
American Tower Corp. REIT	508	37,170
Arch Capital Group Ltd. (Bermuda) †	267	13,726
AvalonBay Communities, Inc. REIT	37	4,992
Bank of America Corp.	18,682	240,251
BB&T Corp.	375	12,705
Berkshire Hathaway, Inc., Class B †	1,562	174,819
Boston Properties, Inc. REIT	39	4,113
BRE Properties, Inc. REIT	50	2,501
Capital One Financial Corp.	817	51,316
Charles Schwab Corp./The	1,947	41,335
Chubb Corp./The	190	16,083
Citigroup, Inc.	4,728	226,802

	SHARES	VALUE (Note 2)
Financials - 20.0% (continued)
Digital Realty Trust, Inc. REIT	55	$3,355
Discover Financial Services	739	35,206
Equity Lifestyle Properties, Inc. REIT	31	2,436
Erie Indemnity Co., Class A	32	2,550
Essex Property Trust, Inc. REIT	22	3,496
Extra Space Storage, Inc. REIT	331	13,879
Federal Realty Investment Trust REIT	34	3,525
Fidelity National Financial, Inc., Class A	450	10,714
Franklin Resources, Inc.	215	29,244
General Growth Properties, Inc. REIT	1,839	36,541
Genworth Financial, Inc., Class A †	3,892	44,408
Goldman Sachs Group, Inc./The	939	142,024
Hartford Financial Services Group, Inc.	1,615	49,936
HCP, Inc. REIT	443	20,130
Howard Hughes Corp./The †	181	20,288
JPMorgan Chase & Co.	3,571	188,513
Marsh & McLennan Cos., Inc.	196	7,824
McGraw Hill Financial, Inc.	120	6,383
Moody’s Corp.	113	6,885
Morgan Stanley	4,679	114,308
Nationstar Mortgage Holdings, Inc. †	470	17,597
Ocwen Financial Corp. †	242	9,975
ProAssurance Corp.	66	3,443
Prologis, Inc. REIT	233	8,789
Public Storage REIT	117	17,940
Regions Financial Corp.	1,356	12,923
Simon Property Group, Inc. REIT	311	49,113
State Street Corp.	746	48,647
SunTrust Banks, Inc.	695	21,941
Tanger Factory Outlet Centers REIT	263	8,800
Taubman Centers, Inc. REIT	130	9,770
Travelers Cos., Inc./The	301	24,056
US Bancorp	1,669	60,334
Ventas, Inc. REIT	229	15,906
Wells Fargo & Co.	110	4,540
WR Berkley Corp.	97	3,963

		2,021,401

Health Care - 15.6%
Abbott Laboratories	2,215	77,259
AbbVie, Inc.	447	18,479
Accretive Health, Inc. †	106	1,146
Actavis, Inc. †	45	5,680
Aetna, Inc.	150	9,531
Alexion Pharmaceuticals, Inc. †	280	25,827
Allergan, Inc.	105	8,845
AmerisourceBergen Corp.	190	10,608
Amgen, Inc.	1,052	103,790
Arena Pharmaceuticals, Inc. †(a)	1,886	14,522
athenahealth, Inc. †	131	11,098
Biogen Idec, Inc. †	402	86,511
Bristol-Myers Squibb Co.	165	7,374
Cardinal Health, Inc.	99	4,673
Catamaran Corp. †	375	18,270
Celgene Corp. †	610	71,315
Cepheid, Inc. †(a)	65	2,237
Cerner Corp. †	78	7,495
Cigna Corp.	215	15,585

The accompanying notes are an integral part of these financial statements.	(Continued)

70	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 15.6% (continued)
Cubist Pharmaceuticals, Inc. †	74	$3,574
Eli Lilly & Co.	1,653	81,195
Express Scripts Holding Co. †	773	47,686
Gilead Sciences, Inc. †	2,523	129,203
HCA Holdings, Inc.	1,404	50,628
Health Management Associates, Inc., Class A †	1,575	24,759
Humana, Inc.	72	6,075
Intuitive Surgical, Inc. †	26	13,171
Jazz Pharmaceuticals PLC (Ireland) †	22	1,512
Johnson & Johnson	1,912	164,164
McKesson Corp.	63	7,214
Medivation, Inc. †	360	17,712
Merck & Co., Inc.	580	26,941
Omnicare, Inc.	290	13,836
Onyx Pharmaceuticals, Inc. †	208	18,059
Perrigo Co.	47	5,687
Pfizer, Inc.	7,483	209,599
Pharmacyclics, Inc. †	502	39,894
Regeneron Pharmaceuticals, Inc. †	211	47,450
Tenet Healthcare Corp. †	605	27,891
Thermo Fisher Scientific, Inc.	321	27,166
UnitedHealth Group, Inc.	330	21,609
WellCare Health Plans, Inc. †	53	2,944
WellPoint, Inc.	89	7,284
Zoetis, Inc.	2,359	72,860

		1,568,358

Industrials - 9.8%
A. O. Smith Corp.	698	25,323
Avis Budget Group, Inc. †	1,191	34,241
Chart Industries, Inc. †	99	9,315
CLARCOR, Inc.	41	2,141
Clean Harbors, Inc. †(a)	45	2,274
Copart, Inc. †	321	9,887
Delta Air Lines, Inc. †	2,647	49,525
Donaldson Co., Inc.	84	2,995
Fastenal Co.	131	6,006
Fortune Brands Home & Security, Inc.	1,729	66,981
Generac Holdings, Inc.	1,255	46,448
General Electric Co.	5,486	127,220
Hertz Global Holdings, Inc. †	1,692	41,962
Hexcel Corp. †	109	3,711
Honeywell International, Inc.	795	63,075
Illinois Tool Works, Inc.	571	39,496
Iron Mountain, Inc.	381	10,138
Kansas City Southern	173	18,331
Kirby Corp. †(a)	166	13,204
Lincoln Electric Holdings, Inc.	197	11,282
Lockheed Martin Corp.	39	4,230
Norfolk Southern Corp.	121	8,791
Old Dominion Freight Line, Inc. †	256	10,655
Precision Castparts Corp.	33	7,458
Rollins, Inc.	380	9,842
Ryder System, Inc.	169	10,274
Southwest Airlines Co.	1,322	17,041
Swift Transportation Co. †	609	10,073
Teledyne Technologies, Inc. †	41	3,171

	SHARES	VALUE (Note 2)
Industrials - 9.8% (continued)
Terex Corp. †	1,248	$32,822
Towers Watson & Co., Class A	39	3,196
TransDigm Group, Inc.	32	5,017
Triumph Group, Inc.	44	3,483
Union Pacific Corp.	847	130,675
United Continental Holdings, Inc. †	1,118	34,982
United Parcel Service, Inc., Class B	166	14,356
United Rentals, Inc. †(a)	336	16,770
USG Corp. †	586	13,507
Verisk Analytics, Inc., Class A †	448	26,746
Wabtec Corp.	250	13,357
Waste Connections, Inc.	76	3,127
WESCO International, Inc. †	423	28,747

		991,875

Information Technology - 13.8%
3D Systems Corp. †	660	28,974
Alliance Data Systems Corp. †	33	5,974
AOL, Inc. †	358	13,060
Apple, Inc.	22	8,714
Automatic Data Processing, Inc.	159	10,949
Cadence Design Systems, Inc. †	803	11,627
Cisco Systems, Inc.	2,898	70,450
CommVault Systems, Inc. †	125	9,486
Cree, Inc. †	564	36,017
Dell, Inc.	606	8,090
eBay, Inc. †	1,614	83,476
Equinix, Inc. †	116	21,428
First Solar, Inc. †	1,121	50,142
FleetCor Technologies, Inc. †	196	15,935
Fortinet, Inc. †	124	2,170
Fusion-io, Inc. †(a)	135	1,922
Google, Inc., Class A †	418	367,995
IAC/InterActiveCorp	82	3,900
Intel Corp.	648	15,695
International Business Machines Corp.	24	4,587
Intuit, Inc.	74	4,516
IPG Photonics Corp.	133	8,077
Jack Henry & Associates, Inc.	216	10,180
KLA-Tencor Corp.	80	4,458
LinkedIn Corp., Class A †	265	47,249
Mastercard, Inc., Class A	135	77,557
Micron Technology, Inc. †	3,672	52,620
Microsoft Corp.	300	10,359
Molex, Inc.	79	2,318
Motorola Solutions, Inc.	138	7,967
NCR Corp. †	290	9,567
NetSuite, Inc. †	72	6,605
NeuStar, Inc., Class A †	209	10,174
Nuance Communications, Inc. †(a)	155	2,849
Oracle Corp.	1,573	48,323
QUALCOMM, Inc.	171	10,445
Rackspace Hosting, Inc. †	257	9,738
Salesforce.com, Inc. †	878	33,522
SanDisk Corp. †	680	41,548
SolarWinds, Inc. †	320	12,419
Teradata Corp. †	80	4,018
TIBCO Software, Inc. †	93	1,990

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	71

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 13.8% (continued)
Total System Services, Inc.	143	$3,501
Ultimate Software Group, Inc. †	87	10,204
Universal Display Corp. †	41	1,153
VeriFone Systems, Inc. †	48	807
Visa, Inc., Class A	779	142,362
VMware, Inc., Class A †	140	9,379
Western Digital Corp.	534	33,156
Xilinx, Inc.	97	3,842

		1,391,494

Materials - 3.1%
Airgas, Inc.	30	2,864
Allied Nevada Gold Corp. †	73	473
Axiall Corp.	400	17,032
Carpenter Technology Corp.	51	2,299
Celanese Corp., Series A	24	1,075
CF Industries Holdings, Inc.	82	14,063
Chemtura Corp. †	274	5,562
Ecolab, Inc.	65	5,537
International Paper Co.	1,177	52,153
Monsanto Co.	837	82,696
NewMarket Corp.	42	11,028
Newmont Mining Corp.	60	1,797
PPG Industries, Inc.	318	46,558
Praxair, Inc.	34	3,915
Royal Gold, Inc.	48	2,020
Sherwin-Williams Co./The	270	47,682
WR Grace & Co. †	153	12,858

		309,612

Telecommunication Services - 1.5%
Crown Castle International Corp. †	380	27,508
Verizon Communications, Inc.	2,560	128,870

		156,378

Utilities - 1.4%
AGL Resources, Inc.	62	2,657
Ameren Corp.	110	3,788
American Electric Power Co., Inc.	130	5,821
American Water Works Co., Inc.	122	5,030
Calpine Corp. †	225	4,777
CenterPoint Energy, Inc.	247	5,802
Cleco Corp.	70	3,250
Consolidated Edison, Inc.	120	6,997
Dominion Resources, Inc.	205	11,648
DTE Energy Co.	87	5,830
FirstEnergy Corp.	177	6,609
ITC Holdings Corp. (a)	37	3,378
NextEra Energy, Inc.	56	4,563
NiSource, Inc.	195	5,585
OGE Energy Corp.	198	13,504
ONEOK, Inc.	108	4,461
Pinnacle West Capital Corp.	73	4,049
Portland General Electric Co.	345	10,554
PPL Corp.	242	7,323
Questar Corp.	410	9,779
UIL Holdings Corp.	72	2,754

	SHARES	VALUE (Note 2)
Utilities - 1.4% (continued)
WGL Holdings, Inc. (a)	68	$2,939
Wisconsin Energy Corp.	89	3,648
Xcel Energy, Inc.	158	4,478

		139,224

TOTAL COMMON STOCKS (cost $8,741,647)		9,770,463

EXCHANGE-TRADED FUNDS - 1.2%
SPDR S&P 500 ETF Trust (cost $119,026)	771	123,368

MONEY MARKET FUNDS - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $130,689)	130,689	130,689

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.8%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (2)(b)(c)
(cost $81,604)	81,604	81,604

TOTAL INVESTMENTS - 100.2% (cost $9,072,966)		10,106,124

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(23,169)

NET ASSETS - 100.0%		$10,082,955

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $77,510; cash collateral of $81,604 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

72	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 98.4%	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.0%
AFC Enterprises, Inc. †	273	$9,812
American Axle & Manufacturing Holdings, Inc. †	638	11,886
American Public Education, Inc. †	58	2,155
America’s Car-Mart, Inc. †	61	2,638
ANN, Inc. †	88	2,922
Arctic Cat, Inc.	166	7,467
Asbury Automotive Group, Inc. †	376	15,078
Ascent Capital Group, Inc., Class A †	63	4,918
Beazer Homes USA, Inc. †	314	5,501
bebe stores, inc.	410	2,300
BJ’s Restaurants, Inc. †	57	2,115
Black Diamond, Inc. †(a)	382	3,591
Bob Evans Farms, Inc.	192	9,020
Bon-Ton Stores, Inc./The	543	9,801
Brown Shoe Co., Inc.	531	11,432
Brunswick Corp.	116	3,706
Buffalo Wild Wings, Inc. †	66	6,479
Cabela’s, Inc. †	102	6,606
Carriage Services, Inc.	352	5,966
Children’s Place Retail Stores, Inc./The †	73	4,000
Christopher & Banks Corp. †	1,379	9,295
Churchill Downs, Inc.	75	5,914
Coinstar, Inc. †	52	3,051
Comstock Holding Cos., Inc. †	1,766	4,892
Conn’s, Inc. †	363	18,789
Core-Mark Holding Co., Inc.	49	3,112
Cracker Barrel Old Country Store, Inc.	222	21,015
Dex Media, Inc. †	540	9,488
DineEquity, Inc.	99	6,818
Domino’s Pizza, Inc.	176	10,234
Dorman Products, Inc.	216	9,856
Drew Industries, Inc.	70	2,752
Einstein Noah Restaurant Group, Inc.	366	5,197
Entravision Communications Corp., Class A	2,467	15,172
Ethan Allen Interiors, Inc. (a)	121	3,485
Fiesta Restaurant Group, Inc. †	173	5,950
Fifth & Pacific Cos., Inc. †	513	11,460
Finish Line, Inc./The, Class A (a)	238	5,203
Genesco, Inc. †	38	2,546
Gentherm, Inc. †	157	2,916
G-III Apparel Group Ltd. †	239	11,501
Grand Canyon Education, Inc. †	268	8,638
Gray Television, Inc. †	1,935	13,932
Group 1 Automotive, Inc. (a)	93	5,983
Helen of Troy Ltd. (Bermuda) †	96	3,684
Hibbett Sports, Inc. †	172	9,546
Hillenbrand, Inc.	264	6,259
Hovnanian Enterprises, Inc., Class A †	2,515	14,109
Iconix Brand Group, Inc. †	430	12,646
iRobot Corp. †(a)	130	5,170
Jos. A. Bank Clothiers, Inc. †	118	4,876
K12, Inc. †	78	2,049
KB Home	1,248	24,498
Krispy Kreme Doughnuts, Inc. †	625	10,906
La-Z-Boy, Inc.	430	8,716
LeapFrog Enterprises, Inc. †	701	6,898

	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.0% (continued)
LIN TV Corp., Class A †	714	$10,924
Lions Gate Entertainment Corp. †	298	8,186
Lithia Motors, Inc., Class A	269	14,340
Loral Space & Communications, Inc.	167	10,017
Lumber Liquidators Holdings, Inc. †	305	23,750
M/I Homes, Inc. †	386	8,863
Marriott Vacations Worldwide Corp. †	682	29,490
MDC Holdings, Inc.	331	10,761
Men’s Wearhouse, Inc./The	77	2,914
Meritage Homes Corp. †	248	10,753
Monro Muffler Brake, Inc. (a)	114	5,478
Movado Group, Inc.	246	8,322
Multimedia Games Holding Co., Inc. †	490	12,774
NACCO Industries, Inc., Class A	143	8,191
Nautilus, Inc. †	757	6,578
New York Times Co./The, Class A †	552	6,105
Nexstar Broadcasting Group, Inc., Class A	479	16,985
Orbitz Worldwide, Inc. †	1,814	14,566
Orient-Express Hotels Ltd., Class A (Bermuda) †	546	6,639
Overstock.com, Inc. †	285	8,037
Oxford Industries, Inc.	75	4,680
Papa John’s International, Inc. †	112	7,321
Penske Automotive Group, Inc.	131	4,001
Pier 1 Imports, Inc. (a)	221	5,191
Pool Corp.	199	10,430
Quiksilver, Inc. †	2,126	13,691
ReachLocal, Inc. †	262	3,212
Red Robin Gourmet Burgers, Inc. †	87	4,801
Ryland Group, Inc./The (a)	630	25,263
Shutterfly, Inc. †	404	22,539
Sinclair Broadcast Group, Inc., Class A	1,106	32,494
Skechers U.S.A., Inc., Class A †	234	5,618
Smith & Wesson Holding Corp. †	1,136	11,337
Sonic Automotive, Inc., Class A	237	5,010
Stage Stores, Inc.	411	9,659
Standard Motor Products, Inc.	441	15,144
Standard Pacific Corp. †	722	6,014
Steven Madden Ltd. †	109	5,273
Sturm, Ruger & Co., Inc.	220	10,569
Thor Industries, Inc.	190	9,344
Tower International, Inc. †	260	5,145
Valuevision Media, Inc., Class A †	1,392	7,113
Vitamin Shoppe, Inc. †	126	5,650
Winnebago Industries, Inc. †	504	10,579
Zale Corp. †	736	6,698

		904,398

Consumer Staples - 3.6%
Andersons, Inc./The	86	4,574
B&G Foods, Inc.	336	11,441
Boston Beer Co., Inc./The, Class A †	72	12,286
Boulder Brands, Inc. †	962	11,592
Calavo Growers, Inc.	67	1,822
Cal-Maine Foods, Inc.	101	4,698
Coca-Cola Bottling Co. Consolidated (a)	37	2,263
Dean Foods Co. †	707	7,084
Elizabeth Arden, Inc. †	131	5,904

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	73

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Consumer Staples - 3.6% (continued)
Fresh Del Monte Produce, Inc.	157	$4,377
Hain Celestial Group, Inc./The †(a)	80	5,198
Harbinger Group, Inc. †	1,228	9,259
J&J Snack Foods Corp.	84	6,535
Lancaster Colony Corp.	40	3,120
Lifevantage Corp. †	3,107	7,208
Medifast, Inc. †	203	5,229
Post Holdings, Inc. †	112	4,890
Prestige Brands Holdings, Inc. †	333	9,704
Revlon, Inc., Class A †	233	5,140
Rite Aid Corp. †	4,533	12,964
Sanderson Farms, Inc.	65	4,317
Snyders-Lance, Inc.	152	4,318
Spartan Stores, Inc.	107	1,973
Spectrum Brands Holdings, Inc.	123	6,995
Star Scientific, Inc. †(a)	1,901	2,642
Susser Holdings Corp. †	195	9,337
Universal Corp.	72	4,165
WD-40 Co.	78	4,250
Weis Markets, Inc.	80	3,606
WhiteWave Foods Co., Class A †	56	910
WhiteWave Foods Co., Class B †	80	1,216

		179,017

Energy - 4.4%
Alon USA Energy, Inc.	541	7,823
Bonanza Creek Energy, Inc. †	606	21,489
Bristow Group, Inc.	51	3,331
C&J Energy Services, Inc. †	308	5,966
Cheniere Energy, Inc. †	188	5,219
Crosstex Energy, Inc.	243	4,802
Dawson Geophysical Co. †	173	6,377
Delek US Holdings, Inc.	505	14,534
Enbridge Energy Management LLC †	108	3,270
EPL Oil & Gas, Inc. †	576	16,911
Exterran Holdings, Inc. †	523	14,707
Geospace Technologies Corp. †	120	8,290
Goodrich Petroleum Corp. †	71	909
Green Plains Renewable Energy, Inc. †	616	8,205
Gulf Island Fabrication, Inc.	61	1,168
Halcon Resources Corp. †	354	2,007
Hercules Offshore, Inc. †	2,014	14,179
Hornbeck Offshore Services, Inc. †	60	3,210
Kodiak Oil & Gas Corp. †	259	2,303
PDC Energy, Inc. †	184	9,472
PHI, Inc. †	89	3,053
Renewable Energy Group, Inc. †	381	5,422
Rentech, Inc.	1,324	2,780
Rex Energy Corp. †	535	9,405
SemGroup Corp., Class A	440	23,698
Ship Finance International Ltd. (Norway)	797	11,827
Western Refining, Inc. (a)	170	4,772
Willbros Group, Inc. †	758	4,654

		219,783

Financials - 20.4%
Acadia Realty Trust REIT	188	4,642
Alexander & Baldwin, Inc. †	121	4,810

	SHARES	VALUE (Note 2)
Financials - 20.4% (continued)
American Assets Trust, Inc. REIT	405	$12,498
American Realty Capital Properties, Inc. REIT	512	7,813
AMERISAFE, Inc.	115	3,725
Amtrust Financial Services, Inc. (a)	180	6,426
Associated Estates Realty Corp. REIT (a)	200	3,216
Bank of the Ozarks, Inc.	413	17,895
Banner Corp.	212	7,164
BBCN Bancorp, Inc.	497	7,067
BofI Holding, Inc. †	288	13,196
Boston Private Financial Holdings, Inc. (a)	425	4,522
Brandywine Realty Trust REIT	912	12,330
Cash America International, Inc. (a)	26	1,182
Cedar Realty Trust, Inc. REIT	989	5,123
Chatham Lodging Trust REIT	230	3,951
Chesapeake Lodging Trust REIT	332	6,902
CNO Financial Group, Inc.	725	9,396
Cohen & Steers, Inc.	106	3,602
Community Trust Bancorp, Inc.	85	3,028
Consumer Portfolio Services, Inc. †	1,124	8,250
Coresite Realty Corp. REIT	334	10,625
CubeSmart REIT	892	14,254
CVB Financial Corp. (a)	482	5,668
DCT Industrial Trust, Inc. REIT	1,582	11,311
DFC Global Corp. †	70	967
DuPont Fabros Technology, Inc. REIT	276	6,665
Eagle Bancorp, Inc. †	123	2,757
EastGroup Properties, Inc. REIT	204	11,479
Education Realty Trust, Inc. REIT	244	2,496
eHealth, Inc. †	349	7,929
Employers Holdings, Inc.	119	2,910
Enstar Group Ltd. (Bermuda) †	55	7,314
Excel Trust, Inc. REIT	195	2,498
Ezcorp, Inc., Class A †	144	2,431
FBL Financial Group, Inc., Class A	141	6,135
Federal Agricultural Mortgage Corp., Class C	183	5,285
FelCor Lodging Trust, Inc. REIT †	1,903	11,247
Fidus Investment Corp.	866	16,203
Financial Engines, Inc.	399	18,190
First Cash Financial Services, Inc. †	128	6,299
First Industrial Realty Trust, Inc. REIT	954	14,472
First Interstate Bancsystem, Inc.	725	15,029
Flagstar Bancorp, Inc. †	387	5,403
FXCM, Inc., Class A	276	4,529
Geo Group, Inc./The REIT	357	12,120
Gladstone Investment Corp. (a)	220	1,617
Glimcher Realty Trust REIT	692	7,557
Golub Capital BDC, Inc.	236	4,130
HCI Group, Inc.	513	15,759
HFF, Inc., Class A	152	2,701
Home BancShares, Inc.	574	14,907
Home Loan Servicing Solutions Ltd. (Cayman Islands)	596	14,286
HomeStreet, Inc.	265	5,684
Hudson Pacific Properties, Inc. REIT	458	9,746
International Bancshares Corp.	362	8,174
Investors Bancorp, Inc.	291	6,134
Kemper Corp.	236	8,083

The accompanying notes are an integral part of these financial statements.	(Continued)

74	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Financials - 20.4% (continued)
Lakeland Financial Corp.	116	$3,219
LTC Properties, Inc. REIT	138	5,389
Maiden Holdings Ltd. (Bermuda)	347	3,893
Main Street Capital Corp.	317	8,778
Manning & Napier, Inc.	250	4,440
MarketAxess Holdings, Inc.	166	7,761
MB Financial, Inc.	97	2,600
MBIA, Inc. †	175	2,329
Meadowbrook Insurance Group, Inc. (a)	279	2,240
Medallion Financial Corp.	191	2,657
Medley Capital Corp.	626	8,501
MGIC Investment Corp. †	3,492	21,197
National Penn Bancshares, Inc.	380	3,861
Nelnet, Inc., Class A	74	2,671
New Mountain Finance Corp.	921	13,041
Old National Bancorp	280	3,872
OmniAmerican Bancorp, Inc. †	247	5,441
OneBeacon Insurance Group Ltd., Class A	661	9,571
Oritani Financial Corp.	260	4,077
PacWest Bancorp (a)	303	9,287
Pebblebrook Hotel Trust REIT	113	2,921
Pennsylvania Real Estate Investment Trust REIT	803	15,161
PHH Corp. †	493	10,047
Pinnacle Financial Partners, Inc. †	181	4,654
Platinum Underwriters Holdings Ltd. (Bermuda)	224	12,817
Portfolio Recovery Associates, Inc. †	112	17,207
Primerica, Inc.	444	16,623
PrivateBancorp, Inc.	381	8,081
Prospect Capital Corp.	806	8,705
PS Business Parks, Inc. REIT	143	10,320
Radian Group, Inc.	2,402	27,911
RAIT Financial Trust REIT	853	6,415
Ramco-Gershenson Properties Trust REIT	567	8,806
Retail Opportunity Investments Corp. REIT	228	3,169
Rockville Financial, Inc.	241	3,152
Rouse Properties, Inc. REIT	242	4,748
Ryman Hospitality Properties REIT	294	11,469
Sabra Health Care REIT, Inc. REIT	393	10,261
Selective Insurance Group, Inc.	315	7,251
Solar Senior Capital Ltd.	227	4,179
Sovran Self Storage, Inc. REIT	310	20,085
STAG Industrial, Inc. REIT	1,157	23,082
Stewart Information Services Corp.	227	5,945
Strategic Hotels & Resorts, Inc. REIT †	1,142	10,118
Sun Communities, Inc. REIT (a)	184	9,156
Sunstone Hotel Investors, Inc. REIT †	1,678	20,270
Susquehanna Bancshares, Inc.	548	7,042
Symetra Financial Corp.	671	10,729
Synovus Financial Corp.	2,522	7,364
Taylor Capital Group, Inc. †	206	3,479
Texas Capital Bancshares, Inc. †	146	6,477
THL Credit, Inc.	508	7,717
Triangle Capital Corp.	324	8,913
Trustmark Corp.	208	5,113
UMB Financial Corp.	34	1,893

	SHARES	VALUE (Note 2)
Financials - 20.4% (continued)
Umpqua Holdings Corp.	478	$7,175
United Bankshares, Inc. (a)	73	1,931
Universal Health Realty Income Trust REIT	73	3,149
ViewPoint Financial Group, Inc.	492	10,239
Virtus Investment Partners, Inc. †	149	26,264
Walker & Dunlop, Inc. †	462	8,085
Walter Investment Management Corp. †	238	8,047
Webster Financial Corp.	223	5,727
WesBanco, Inc.	152	4,017
Western Alliance Bancorp †	525	8,311
Whitestone REIT REIT	253	3,987
WisdomTree Investments, Inc. †	1,303	15,076
World Acceptance Corp. †	66	5,738

		1,023,583

Health Care - 17.5%
Abaxis, Inc.	257	12,210
ABIOMED, Inc. †	235	5,067
Acadia Healthcare Co., Inc. †	876	28,969
ACADIA Pharmaceuticals, Inc. †	1,474	26,753
AcelRx Pharmaceuticals, Inc. †	755	6,999
Achillion Pharmaceuticals, Inc. †	345	2,822
Acorda Therapeutics, Inc. †	209	6,895
Addus HomeCare Corp. †	700	13,818
Aegerion Pharmaceuticals, Inc. †	334	21,156
Akorn, Inc. †	262	3,542
Albany Molecular Research, Inc. †	622	7,383
Align Technology, Inc. †	105	3,889
Alkermes PLC (Ireland) †	155	4,445
Alnylam Pharmaceuticals, Inc. †	394	12,218
AMN Healthcare Services, Inc. †	443	6,344
Amsurg Corp. †	151	5,300
Analogic Corp.	62	4,515
Anika Therapeutics, Inc. †(a)	394	6,698
Antares Pharma, Inc. †	931	3,873
Arena Pharmaceuticals, Inc. †	1,335	10,279
Ariad Pharmaceuticals, Inc. †	118	2,064
Array BioPharma, Inc. †	1,518	6,892
Astex Pharmaceuticals †	1,244	5,113
Biolase, Inc. †	1,436	5,141
Bio-Reference Labs, Inc. †	414	11,902
BioScrip, Inc. †	757	12,490
Cambrex Corp. †	263	3,674
Cantel Medical Corp.	280	9,484
Capital Senior Living Corp. †	432	10,325
Celldex Therapeutics, Inc. †	715	11,161
Celsion Corp. †	4,894	4,992
Centene Corp. †	61	3,200
Clovis Oncology, Inc. †	263	17,616
Curis, Inc. †	447	1,426
Cyberonics, Inc. †	240	12,470
Cynosure, Inc., Class A †	245	6,365
DexCom, Inc. †	511	11,472
Dyax Corp. †	1,187	4,107
Endocyte, Inc. †	780	10,241
Endologix, Inc. †	490	6,507
Exact Sciences Corp. †	307	4,270
ExamWorks Group, Inc. †	253	5,371

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	75

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Health Care - 17.5% (continued)
Exelixis, Inc. †(a)	177	$804
Furiex Pharmaceuticals, Inc. †	216	7,359
GenMark Diagnostics, Inc. †	694	7,176
Genomic Health, Inc. †	224	7,103
Gentiva Health Services, Inc. †	402	4,004
Hanger, Inc. †	261	8,255
HealthStream, Inc. †	255	6,457
HeartWare International, Inc. †	87	8,275
Hi-Tech Pharmacal Co., Inc.	77	2,556
ICU Medical, Inc. †	259	18,664
Idenix Pharmaceuticals, Inc. †(a)	334	1,206
ImmunoGen, Inc. †	127	2,107
Infinity Pharmaceuticals, Inc. †	498	8,092
Insmed, Inc. †	690	8,252
Insulet Corp. †(a)	205	6,439
InterMune, Inc. †(a)	139	1,337
IPC The Hospitalist Co., Inc. †	27	1,387
Isis Pharmaceuticals, Inc. †	772	20,744
Jazz Pharmaceuticals PLC (Ireland) †	72	4,949
Keryx Biopharmaceuticals, Inc. †	1,279	9,554
Lexicon Pharmaceuticals, Inc. †(a)	4,198	9,110
Ligand Pharmaceuticals, Inc., Class B †	179	6,698
Luminex Corp. †	195	4,019
Magellan Health Services, Inc. †	46	2,580
MannKind Corp. †	3,253	21,144
MedAssets, Inc. †	339	6,014
Medicines Co./The †	372	11,443
Medidata Solutions, Inc. †	259	20,060
Medivation, Inc. †	144	7,085
Merge Healthcare, Inc. †(a)	546	1,966
Merit Medical Systems, Inc. †	161	1,795
Momenta Pharmaceuticals, Inc. †	100	1,506
MWI Veterinary Supply, Inc. †	55	6,778
Nanosphere, Inc. †	1,470	4,513
National Research Corp., Class B	280	9,783
Navidea Biopharmaceuticals, Inc. †	438	1,169
Nektar Therapeutics †(a)	1,048	12,104
NewLink Genetics Corp. †	309	6,093
NPS Pharmaceuticals, Inc. †	1,089	16,444
Omeros Corp. †(a)	747	3,765
Omnicell, Inc. †	188	3,863
Oncothyreon, Inc. †	759	1,184
OPKO Health, Inc. †(a)	445	3,160
Optimer Pharmaceuticals, Inc. †	216	3,126
OraSure Technologies, Inc. †	284	1,102
Orexigen Therapeutics, Inc. †(a)	1,467	8,582
Pacira Pharmaceuticals, Inc. †	715	20,735
PAREXEL International Corp. †	228	10,474
PDL BioPharma, Inc.	712	5,497
Peregrine Pharmaceuticals, Inc. †	3,139	4,049
Pharmacyclics, Inc. †	104	8,265
Puma Biotechnology, Inc. †	115	5,103
Quidel Corp. †	203	5,183
Repros Therapeutics, Inc. †(a)	959	17,694
RTI Biologics, Inc. †	1,546	5,813
Santarus, Inc. †	731	15,388
Sarepta Therapeutics, Inc. †	473	17,998

	SHARES	VALUE (Note 2)
Health Care - 17.5% (continued)
Select Medical Holdings Corp.	300	$2,460
Skilled Healthcare Group, Inc., Class A †	623	4,162
Spectranetics Corp. †	556	10,386
Spectrum Pharmaceuticals, Inc.	151	1,126
Staar Surgical Co. †	228	2,314
Sunesis Pharmaceuticals, Inc. †	1,476	7,690
Synergy Pharmaceuticals, Inc. †	711	3,072
Synta Pharmaceuticals Corp. †	981	4,895
TearLab Corp. †	1,163	12,351
Threshold Pharmaceuticals, Inc. †	1,495	7,864
Universal American Corp.	417	3,707
Vical, Inc. †(a)	2,009	6,288
Vivus, Inc. †	199	2,503
West Pharmaceutical Services, Inc.	108	7,588
Wright Medical Group, Inc. †	352	9,226
XenoPort, Inc. †	1,277	6,321
ZIOPHARM Oncology, Inc. †(a)	300	630

		878,046

Industrials - 14.4%
AAON, Inc.	131	4,333
Aceto Corp.	644	8,971
Advisory Board Co./The †	101	5,520
Aerovironment, Inc. †	107	2,159
Aircastle Ltd.	313	5,005
Albany International Corp., Class A	105	3,463
Allegiant Travel Co.	229	24,272
AMERCO	85	13,762
American Railcar Industries, Inc.	113	3,787
American Woodmark Corp. †	270	9,369
Apogee Enterprises, Inc.	271	6,504
Applied Industrial Technologies, Inc.	164	7,926
Argan, Inc.	130	2,028
Astec Industries, Inc.	103	3,532
Astronics Corp. †	75	3,065
Avis Budget Group, Inc. †	469	13,484
AZZ, Inc.	116	4,473
Barnes Group, Inc.	224	6,718
Barrett Business Services, Inc.	211	11,016
Beacon Roofing Supply, Inc. †(a)	535	20,266
Brink’s Co./The	68	1,735
Builders FirstSource, Inc. †	1,259	7,529
Capstone Turbine Corp. †	1,193	1,396
Chart Industries, Inc. †	43	4,046
Coleman Cable, Inc.	471	8,506
Colfax Corp. †	113	5,888
Corporate Executive Board Co./The	53	3,351
Curtiss-Wright Corp.	66	2,446
Deluxe Corp. (a)	367	12,717
DigitalGlobe, Inc. †	475	14,730
Douglas Dynamics, Inc.	179	2,323
DXP Enterprises, Inc. †	198	13,187
Dycom Industries, Inc. †	159	3,679
Echo Global Logistics, Inc. †	134	2,612
Encore Wire Corp.	111	3,785
EnerNOC, Inc. †	398	5,277
EnerSys, Inc.	213	10,446
Erickson Air-Crane, Inc. †	437	8,220

The accompanying notes are an integral part of these financial statements.	(Continued)

76	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Industrials - 14.4% (continued)
Exponent, Inc.	69	$4,079
Forward Air Corp.	130	4,976
Franklin Electric Co., Inc.	202	6,797
FTI Consulting, Inc. †	53	1,743
GATX Corp.	58	2,751
GenCorp, Inc. †(a)	588	9,561
Generac Holdings, Inc.	415	15,359
Gibraltar Industries, Inc. †	498	7,251
GP Strategies Corp. †	152	3,621
H&E Equipment Services, Inc.	289	6,089
Healthcare Services Group, Inc.	518	12,701
Huron Consulting Group, Inc. †	102	4,716
Hyster-Yale Materials Handling, Inc.	124	7,786
ICF International, Inc. †	68	2,143
InnerWorkings, Inc. †(a)	264	2,864
Kaman Corp. (a)	93	3,214
KEYW Holding Corp./The †	619	8,202
Kimball International, Inc., Class B	371	3,602
Lydall, Inc. †(a)	499	7,285
Macquarie Infrastructure Co. LLC	173	9,247
Manitex International, Inc. †	395	4,325
Manitowoc Co., Inc./The	444	7,952
MasTec, Inc. †	395	12,996
Matson, Inc.	121	3,025
McGrath RentCorp.	83	2,835
Middleby Corp. †	56	9,525
Mine Safety Appliances Co.	161	7,495
Mistras Group, Inc. †	236	4,149
Mueller Industries, Inc.	166	8,371
Mueller Water Products, Inc., Class A	1,356	9,370
Multi-Color Corp.	103	3,125
Navigant Consulting, Inc. †	256	3,072
Nortek, Inc. †	210	13,530
On Assignment, Inc. †	426	11,383
Patrick Industries, Inc. †	922	19,168
PGT, Inc. †	1,116	9,676
PowerSecure International, Inc. †	646	9,709
Primoris Services Corp.	239	4,713
Proto Labs, Inc. †	285	18,516
Quad/Graphics, Inc.	344	8,290
Quality Distribution, Inc. †	153	1,353
RBC Bearings, Inc. †	66	3,429
Republic Airways Holdings, Inc. †	642	7,274
Revolution Lighting Technologies, Inc. †	1,703	6,812
Roadrunner Transportation Systems, Inc. †	302	8,408
Saia, Inc. †	344	10,295
Simpson Manufacturing Co., Inc.	89	2,618
Standex International Corp.	60	3,165
Steelcase, Inc., Class A	547	7,975
Sun Hydraulics Corp.	83	2,596
Swift Transportation Co. †	551	9,114
Taser International, Inc. †	464	3,953
Team, Inc. †	99	3,747
Tennant Co.	62	2,993
Textainer Group Holdings Ltd.	231	8,880
Thermon Group Holdings, Inc. †	117	2,387
Titan International, Inc.	137	2,311

	SHARES	VALUE (Note 2)
Industrials - 14.4% (continued)
Trex Co., Inc. †	201	$9,545
TriMas Corp. †	313	11,669
United Rentals, Inc. †(a)	89	4,442
United Stationers, Inc. (a)	120	4,026
US Ecology, Inc.	115	3,156
USG Corp. †	223	5,140
Wabash National Corp. †	826	8,409
WageWorks, Inc. †	176	6,063
Watts Water Technologies, Inc., Class A	58	2,630
Werner Enterprises, Inc.	267	6,453
XPO Logistics, Inc. †	226	4,088

		719,669

Information Technology - 14.0%
3D Systems Corp. †	133	5,839
ACI Worldwide, Inc. †	147	6,833
Actuate Corp. †	330	2,191
Angie’s List, Inc. †	553	14,682
AOL, Inc. †	173	6,311
ARRIS Group, Inc. †	836	11,997
Aspen Technology, Inc. †	281	8,090
ATMI, Inc. †	113	2,672
Blackbaud, Inc.	186	6,058
Blucora, Inc. †	397	7,360
Booz Allen Hamilton Holding Corp.	759	13,191
Bottomline Technologies de, Inc. †	106	2,681
Brooks Automation, Inc.	216	2,102
CACI International, Inc., Class A †(a)	39	2,476
CalAmp Corp. †	717	10,468
Cardtronics, Inc. †	192	5,299
Cass Information Systems, Inc.	62	2,858
CEVA, Inc. †	113	2,188
Cirrus Logic, Inc. †	157	2,726
Cognex Corp.	109	4,929
Coherent, Inc.	68	3,745
CommVault Systems, Inc. †	72	5,464
Computer Task Group, Inc.	144	3,308
Comtech Telecommunications Corp.	107	2,877
Cornerstone OnDemand, Inc. †	570	24,675
CoStar Group, Inc. †	108	13,940
Cray, Inc. †	618	12,138
Dealertrack Technologies, Inc. †	171	6,059
Electronics for Imaging, Inc. †	183	5,177
Ellie Mae, Inc. †	797	18,395
Entegris, Inc. †	550	5,164
Euronet Worldwide, Inc. †	143	4,556
ExlService Holdings, Inc. †	162	4,789
Fair Isaac Corp.	165	7,562
FARO Technologies, Inc. †	79	2,672
FEI Co.	87	6,350
Global Cash Access Holdings, Inc. †	470	2,942
Globecomm Systems, Inc. †	166	2,098
Glu Mobile, Inc. †(a)	1,754	3,859
GT Advanced Technologies, Inc. †	207	859
Guidewire Software, Inc. †	312	13,120
Heartland Payment Systems, Inc. (a)	174	6,481
Hutchinson Technology, Inc. †	1,615	7,639
Immersion Corp. †	870	11,527

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	77

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Information Technology - 14.0% (continued)
Insight Enterprises, Inc. †	194	$3,442
Integrated Silicon Solution, Inc. †	174	1,907
Intermolecular, Inc. †	459	3,337
Ixia †(a)	625	11,500
j2 Global, Inc. (a)	128	5,441
Kulicke & Soffa Industries, Inc. †	235	2,599
Lattice Semiconductor Corp. †	450	2,281
Liquidity Services, Inc. †(a)	81	2,808
LivePerson, Inc. †(a)	246	2,203
Manhattan Associates, Inc. †	104	8,025
MAXIMUS, Inc.	137	10,204
Measurement Specialties, Inc. †	59	2,745
Mentor Graphics Corp.	559	10,928
Meru Networks, Inc. †	1,189	4,792
MicroStrategy, Inc., Class A †	10	870
Mitek Systems, Inc. †	1,203	6,953
MKS Instruments, Inc.	143	3,795
Monolithic Power Systems, Inc.	276	6,654
Monotype Imaging Holdings, Inc.	188	4,777
MTS Systems Corp.	53	3,000
Nanometrics, Inc. †	125	1,834
Netscout Systems, Inc. †	276	6,442
NetSol Technologies, Inc. †	681	6,851
NIC, Inc.	574	9,488
OSI Systems, Inc. †	155	9,985
Parkervision, Inc. †	2,090	9,510
PDF Solutions, Inc. †	254	4,681
Pegasystems, Inc.	54	1,788
PROS Holdings, Inc. †	171	5,121
Rogers Corp. †	60	2,839
Sanmina Corp. †	591	8,481
Sapient Corp. †	247	3,226
ScanSource, Inc. †	78	2,496
SciQuest, Inc. †	382	9,569
Semtech Corp. †	117	4,099
Silicon Graphics International Corp. †	221	2,957
Sourcefire, Inc. †	144	7,999
Spansion, Inc., Class A †	279	3,493
SPS Commerce, Inc. †	373	20,515
SS&C Technologies Holdings, Inc. †	374	12,305
Stamps.com, Inc. †	180	7,090
Stratasys Ltd. †	226	18,925
SunEdison, Inc. †	2,609	21,316
SunPower Corp. †	1,345	27,842
Super Micro Computer, Inc. †	181	1,926
TiVo, Inc. †	368	4,066
Tyler Technologies, Inc. †	137	9,391
Ultimate Software Group, Inc. †	83	9,735
Ultratech, Inc. †	112	4,113
Uni-Pixel, Inc. †	629	9,253
ValueClick, Inc. †	771	19,028
VirnetX Holding Corp. †	80	1,599
Volterra Semiconductor Corp. †	75	1,059
Web.com Group, Inc. †(a)	429	10,982
Yelp, Inc. †	282	9,805
Zillow, Inc., Class A †	341	19,198

		703,615

	SHARES	VALUE (Note 2)
Materials - 4.5%
ADA-ES, Inc. †	175	$7,371
AEP Industries, Inc. †	90	6,695
AMCOL International Corp.	59	1,870
American Pacific Corp. †	178	5,046
American Vanguard Corp.	323	7,568
Axiall Corp.	205	8,729
Balchem Corp.	58	2,595
Boise, Inc.	591	5,047
Calgon Carbon Corp. †	158	2,635
Chemtura Corp. †	320	6,496
Deltic Timber Corp.	41	2,371
Eagle Materials, Inc.	154	10,206
Flotek Industries, Inc. †	274	4,916
FutureFuel Corp.	287	4,067
Graphic Packaging Holding Co. †	551	4,265
H.B. Fuller Co.	215	8,129
Haynes International, Inc.	62	2,968
Headwaters, Inc. †	1,216	10,749
Innophos Holdings, Inc.	147	6,934
Innospec, Inc.	119	4,781
KapStone Paper and Packaging Corp.	146	5,866
Kraton Performance Polymers, Inc. †	138	2,926
Louisiana-Pacific Corp. †	209	3,091
LSB Industries, Inc. †	79	2,402
Myers Industries, Inc.	203	3,047
Olin Corp.	256	6,124
Paramount Gold and Silver Corp. †(a)	449	534
PH Glatfelter Co.	228	5,723
PolyOne Corp.	556	13,778
RTI International Metals, Inc. †	181	5,015
Stepan Co.	84	4,671
SunCoke Energy, Inc. †	187	2,622
Texas Industries, Inc. †	211	13,745
Tredegar Corp.	103	2,647
US Concrete, Inc. †	312	5,123
US Silica Holdings, Inc.	672	13,964
Worthington Industries, Inc.	677	21,468

		226,184

Telecommunication Services - 0.6%
8x8, Inc. †	552	4,549
Atlantic Tele-Network, Inc.	74	3,675
Cincinnati Bell, Inc. †	883	2,702
Cogent Communications Group, Inc.	214	6,024
Consolidated Communications Holdings, Inc.	147	2,559
inContact, Inc. †	395	3,247
Lumos Networks Corp.	321	5,489
Premiere Global Services, Inc. †	278	3,355

		31,600

Utilities - 1.0%
ALLETE, Inc. (a)	35	1,745
American States Water Co.	332	17,818
Black Hills Corp.	75	3,656
Chesapeake Utilities Corp.	72	3,707
El Paso Electric Co.	44	1,554
MGE Energy, Inc.	78	4,271
Middlesex Water Co.	156	3,108

The accompanying notes are an integral part of these financial statements.	(Continued)

78	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 2)
Utilities - 1.0% (continued)
Otter Tail Corp.	366	$10,394
South Jersey Industries, Inc.	37	2,124
Unitil Corp.	94	2,715

		51,092

TOTAL COMMON STOCKS (cost $4,018,845)		4,936,987

EXCHANGE-TRADED FUNDS - 0.5%
iShares Russell 2000 Index Fund (cost $20,867)	260	25,261

MONEY MARKET FUNDS - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b) (cost $39,576)	39,576	39,576

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares, 0.046% (2)(b)(c) (cost $144,512)	144,512	144,512

TOTAL INVESTMENTS - 102.6% (cost $4,223,800)		5,146,336

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)		(130,339)

NET ASSETS - 100.0%		$5,015,997

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $140,583 cash collateral of $144,512 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of June 30, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	79

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 98.1%	SHARES	VALUE (Note 2)
Australia - 7.1%
ALS Ltd.	295	$2,568
Amcor Ltd.	586	5,416
Aurizon Holdings Ltd.	3,392	12,885
Australia & New Zealand Banking Group Ltd.	1,377	35,746
Coca-Cola Amatil Ltd.	386	4,472
Commonwealth Bank of Australia	525	33,047
CSL Ltd.	472	26,515
Dexus Property Group REIT	4,204	4,100
Federation Centres Ltd. REIT	6,256	13,559
GPT Group REIT	1,253	4,400
Mirvac Group REIT	2,298	3,364
National Australia Bank Ltd.	1,442	39,006
New Hope Corp. Ltd.	547	1,784
Orica Ltd.	113	2,130
Ramsay Health Care Ltd.	161	5,262
Santos Ltd.	278	3,166
Telecom Corp of New Zealand Ltd.	1,966	3,396
Telstra Corp. Ltd.	16,142	70,177
Wesfarmers Ltd.	1,172	42,410
Westfield Retail Trust REIT	16,763	47,407
Westpac Banking Corp.	3,339	87,665
Woolworths Ltd.	945	28,309

		476,784

Austria - 0.8%
Andritz AG	416	21,344
Erste Group Bank AG	785	20,923
Raiffeisen Bank International AG †	448	13,043

		55,310

Belgium - 1.2%
Ageas	619	21,720
Anheuser-Busch InBev NV	318	28,630
Belgacom SA	94	2,104
KBC Groep NV	457	17,037
RTL Group SA	62	5,076
UCB SA	98	5,261

		79,828

Bermuda - 0.1%
Gulf Keystone Petroleum Ltd. †	2,240	4,910
Seadrill Ltd.	77	3,101

		8,011

Canada - 4.3%
Alimentation Couche Tard, Inc., Class B (1)	514	30,497
AltaGas Ltd. (1)	100	3,505
Bank of Montreal (1)	100	5,800
BCE, Inc. (1)	136	5,576
Boardwalk Real Estate Investment Trust REIT (1)	100	5,543
Brookfield Asset Management, Inc., Class A (1)	509	18,294
Brookfield Office Properties, Inc. (1)	100	1,663
Calloway Real Estate Investment Trust REIT (1)	100	2,445
Canadian Pacific Railway Ltd. (1)	327	39,652
Canadian Utilities Ltd., Class A (1)	200	7,019

	SHARES	VALUE (Note 2)
Canada - 4.3% (continued)
CGI Group, Inc., Class A (1)†	676	$19,797
Dollarama, Inc. (1)	109	7,629
Empire Co., Ltd., Class A (1)	100	7,647
Ensign Energy Services, Inc. (1)	100	1,548
First Majestic Silver Corp. (1)†	100	1,061
Fortis, Inc. (1)	100	3,061
Franco-Nevada Corp. (1)	100	3,580
IGM Financial, Inc. (1)	100	4,287
Intact Financial Corp. (1)	100	5,634
Jean Coutu Group PJC, Inc./The, Class A (1)	200	3,377
Loblaw Cos., Ltd. (1)	100	4,521
Metro, Inc. (1)	100	6,702
National Bank of Canada (1)	100	7,135
Onex Corp. (1)	100	4,537
Open Text Corp. (1)	100	6,837
Paramount Resources Ltd., Class A (1)†	100	3,390
Pembina Pipeline Corp. (1)	100	3,060
Precision Drilling Corp. (1)	200	1,702
RioCan Real Estate Investment Trust REIT (1)	242	5,815
Rogers Communications, Inc., Class B (1)	1,049	41,094
Royal Bank of Canada (1)	79	4,603
Shaw Communications, Inc., Class B (1)	100	2,400
Tim Hortons, Inc. (1)	100	5,408
TransAlta Corp. (1)	100	1,370
Trilogy Energy Corp. (1)	100	2,986
Vermilion Energy, Inc. (1)	100	4,888
Yamana Gold, Inc. (1)	300	2,861

		286,924

Denmark - 0.9%
Coloplast A/S, Class B	90	5,040
Danske Bank A/S †	918	15,660
Novo Nordisk A/S, Class B	206	32,025
Novozymes A/S, B Shares	153	4,901
William Demant Holding A/S †	39	3,222

		60,848

Finland - 0.9%
Kone OYJ, Class B	305	24,193
Metso OYJ	434	14,701
Sampo OYJ, A Shares	595	23,169

		62,063

France - 6.4%
Air Liquide SA	161	19,884
AXA SA	1,176	23,182
BNP Paribas SA	957	52,391
Danone SA	363	27,322
Dassault Systemes SA	53	6,478
Edenred	323	9,890
Essilor International SA	243	25,889
European Aeronautic Defence and Space Co. NV	496	26,536
Eutelsat Communications SA	106	3,007
Hermes International	35	11,297
Iliad SA	21	4,537
L’Oreal SA	257	42,247
LVMH Moet Hennessy Louis Vuitton SA	196	31,822

The accompanying notes are an integral part of these financial statements.	(Continued)

80	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
France - 6.4% (continued)
Pernod-Ricard SA	92	$10,211
Sanofi	811	83,842
Societe Generale SA	493	16,967
Sodexo	65	5,412
Technip SA	46	4,675
Unibail-Rodamco SE REIT	94	21,893

		427,482

Germany - 5.5%
Adidas AG	160	17,296
Allianz SE	216	31,528
BASF SE	106	9,454
Bayer AG	586	62,392
Beiersdorf AG	64	5,575
Brenntag AG	88	13,375
Continental AG	125	16,664
Deutsche Bank AG	67	2,809
Deutsche Lufthansa AG †	730	14,788
Deutsche Post AG	1,412	35,043
Fresenius Medical Care AG & Co. KGaA	109	7,726
Fresenius SE & Co. KGaA	61	7,508
GEA Group AG	93	3,293
Hannover Rueckversicherung SE	53	3,811
Lanxess AG	284	17,103
Merck KGaA	201	30,568
Muenchener Rueckversicherungs AG	363	66,688
RWE AG	83	2,646
SAP AG	171	12,487
Suedzucker AG	113	3,498

		364,252

Hong Kong - 3.9%
AIA Group Ltd.	3,800	16,009
BOC Hong Kong Holdings Ltd.	10,500	32,121
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,663
CLP Holdings Ltd.	1,000	8,084
First Pacific Co., Ltd.	12,000	12,828
Galaxy Entertainment Group Ltd. †	6,000	29,145
Giordano International Ltd.	2,000	1,744
Hang Seng Bank Ltd.	1,200	17,672
Henderson Land Development Co., Ltd.	3,300	19,598
Hong Kong & China Gas Co., Ltd.	2,420	5,905
Link REIT/The REIT	3,500	17,177
Luk Fook Holdings International Ltd.	1,000	2,302
Melco International Development Ltd.	2,000	3,753
New World Development Co., Ltd.	9,000	12,362
Power Assets Holdings Ltd.	1,000	8,608
Sands China Ltd.	2,400	11,215
SJM Holdings Ltd.	6,000	14,561
SmarTone Telecommunications Holdings Ltd.	1,500	2,478
Stella International Holdings Ltd.	1,000	2,760
Wharf Holdings Ltd.	2,000	16,693
Wheelock & Co., Ltd.	3,000	14,968

		256,646

Israel - 0.5%
Bank Hapoalim BM †	4,981	22,479
EZchip Semiconductor Ltd. †	308	8,282

	SHARES	VALUE (Note 2)
Israel - 0.5% (continued)
Mellanox Technologies Ltd. †	77	$3,828

		34,589

Italy - 1.0%
Davide Campari-Milano SpA	430	3,115
Fiat Industrial SpA	878	9,774
Gtech Spa	157	3,929
Luxottica Group SpA	512	25,905
Pirelli & C. SpA	343	3,965
Saipem SpA	71	1,153
Salvatore Ferragamo Italia SpA	534	16,606
Tenaris SA	152	3,044

		67,491

Japan - 40.6%
Acom Co., Ltd. †	620	19,724
Aeon Co., Ltd.	200	2,628
Aiful Corp. †	3,250	27,211
Astellas Pharma, Inc.	800	43,459
Autobacs Seven Co., Ltd.	300	4,564
Bridgestone Corp.	900	30,690
Calbee, Inc.	300	28,473
Central Japan Railway Co.	200	24,376
Chugai Pharmaceutical Co., Ltd.	800	16,560
Cosmos Pharmaceutical Corp.	200	20,282
CyberAgent, Inc.	1	1,915
Dai-ichi Life Insurance Co., Ltd./The	10	14,355
Daikin Industries Ltd.	500	20,210
Dainippon Sumitomo Pharma Co., Ltd.	300	3,968
Daiwa House Industry Co., Ltd.	1,000	18,627
Daiwa Securities Group, Inc.	5,000	41,875
Denso Corp.	1,100	51,715
Don Quijote Co., Ltd.	100	4,854
East Japan Railway Co.	400	31,133
Eisai Co., Ltd.	100	4,075
FamilyMart Co., Ltd.	100	4,267
FANUC Corp.	100	14,473
Fast Retailing Co., Ltd.	100	33,750
Fuji Heavy Industries Ltd.	2,000	49,388
GungHo Online Entertainment, Inc. †	20	21,851
Hino Motors Ltd.	1,000	14,674
Hiroshima Bank Ltd./The	1,000	4,256
Hitachi Ltd.	2,000	12,815
Hitachi Transport System Ltd.	200	3,285
Honda Motor Co., Ltd.	1,300	48,294
House Foods Corp.	100	1,631
Ichigo Group Holdings Co., Ltd.	32	22,234
ITOCHU Corp.	1,800	20,815
Itochu Techno-Solutions Corp.	100	4,140
Jafco Co., Ltd.	600	22,790
Japan Retail Fund Investment Corp. REIT	6	12,535
Japan Tobacco, Inc.	1,900	67,065
Kajima Corp.	1,000	3,315
Kakaku.com, Inc.	200	6,107
KDDI Corp.	800	41,659
Keihan Electric Railway Co., Ltd.	1,000	4,172
Keyence Corp.	100	31,861
Kintetsu Corp.	3,000	13,170

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	81

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Japan - 40.6% (continued)
Kobayashi Pharmaceutical Co., Ltd.	100	$5,270
Komeri Co., Ltd.	100	2,504
Kubota Corp.	2,000	29,107
Lawson, Inc.	300	22,893
LIXIL Group Corp.	700	17,046
Matsui Securities Co. Ltd.	1,700	15,045
Mazda Motor Corp. †	10,000	39,534
Mitsubishi Estate Co., Ltd.	3,000	79,872
Mitsubishi Heavy Industries, Ltd.	4,000	22,238
Mitsubishi Motors Corp. †	28,000	38,326
Mitsubishi UFJ Financial Group, Inc.	18,100	111,783
Mitsui Fudosan Co., Ltd.	2,000	58,800
Mizuho Financial Group, Inc.	27,000	56,071
Nabtesco Corp.	100	2,076
Nikon Corp.	600	14,018
Nippon Telegraph & Telephone Corp.	100	5,212
Nissan Motor Co., Ltd.	1,200	12,027
Nissin Foods Holdings Co., Ltd.	100	4,044
Nitori Holdings Co., Ltd.	50	4,025
Nitto Denko Corp.	500	32,068
Nomura Holdings, Inc.	6,900	50,789
Nomura Real Estate Holdings, Inc.	1,000	22,090
Nomura Research Institute Ltd.	700	22,734
NTT Urban Development Corp.	12	14,729
Okasan Securities Group, Inc.	3,000	24,781
Olympus Corp. †	1,000	30,387
Ono Pharmaceutical Co., Ltd.	100	6,807
Orient Corp. †	5,000	12,009
Oriental Land Co., Ltd.	100	15,476
ORIX Corp.	3,200	43,670
Otsuka Holdings Co., Ltd.	200	6,604
Park24 Co., Ltd.	200	3,628
Pola Orbis Holdings, Inc.	400	13,529
Rakuten, Inc.	600	7,095
Sanrio Co., Ltd.	100	4,639
Santen Pharmaceutical Co., Ltd.	100	4,328
Sega Sammy Holdings, Inc.	700	17,541
Seven & I Holdings Co., Ltd.	800	29,299
Shin-Etsu Chemical Co., Ltd.	400	26,474
Shinsei Bank Ltd.	8,000	18,167
Shionogi & Co., Ltd.	700	14,597
Softbank Corp.	1,200	69,852
Sony Corp.	1,600	33,802
Sumitomo Corp.	200	2,493
Sumitomo Mitsui Financial Group, Inc.	1,900	86,969
Sumitomo Mitsui Trust Holdings, Inc.	8,000	37,327
Sumitomo Realty & Development Co., Ltd.	1,000	39,854
Suruga Bank Ltd.	3,000	54,403
Taiheiyo Cement Corp.	4,000	12,765
Taisei Corp.	6,000	21,660
Takara Bio, Inc.	500	11,646
Takeda Pharmaceutical Co., Ltd.	900	40,585
Toho Co., Ltd.	200	4,114
Toho Gas Co., Ltd.	1,000	5,171
Tokai Tokyo Financial Holdings, Inc.	4,200	28,581
Tokyo Electric Power Co., Inc †	6,400	33,039
Tokyo Gas Co., Ltd.	3,000	16,551

	SHARES	VALUE (Note 2)
Japan - 40.6% (continued)
Tokyo Tatemono Co., Ltd.	2,000	$16,642
Tokyu Corp.	3,000	19,643
Tokyu Land Corp.	3,000	27,462
Toyota Motor Corp.	3,800	229,208
Unicharm Corp.	400	22,623
USS Co., Ltd.	30	3,803
West Japan Railway Co.	100	4,241
Yahoo Japan Corp.	74	36,439
Yakult Honsha Co., Ltd.	100	4,147
Yamada Denki Co., Ltd.	40	1,620
Yamato Holdings Co., Ltd.	200	4,212
Yokohama Rubber Co., Ltd./The	1,000	10,041
Zensho Holdings Co., Ltd.	200	2,282

		2,711,748

Netherlands - 1.7%
Akzo Nobel NV	301	16,984
ASML Holding NV	171	13,499
Heineken NV	422	26,861
Koninklijke Ahold NV	658	9,787
Koninklijke Philips NV	1,024	27,915
Unilever NV CVA	377	14,840

		109,886

Norway - 0.6%
Aker Solutions ASA	867	11,836
Gjensidige Forsikring ASA	1,119	16,485
Golar LNG Ltd.	70	2,178
Telenor ASA	565	11,223

		41,722

Portugal - 0.1%
Galp Energia SGPS SA	140	2,075
Jeronimo Martins SGPS SA	313	6,597

		8,672

Singapore - 2.3%
CapitaLand Ltd.	9,000	21,744
CapitaMalls Asia Ltd.	8,000	11,474
DBS Group Holdings Ltd.	2,000	24,336
Jardine Matheson Holdings Ltd.	400	24,141
Jardine Strategic Holdings Ltd.	500	18,105
Keppel Corp. Ltd.	3,000	24,538
Keppel REIT	600	612
Singapore Telecommunications Ltd.	10,000	29,618

		154,568

Spain - 4.1%
Abertis Infraestructuras SA	340	5,924
Amadeus IT Holding SA, A Shares	895	28,645
Banco Bilbao Vizcaya Argentaria SA	12,260	103,032
CaixaBank	381	1,170
Endesa SA	148	3,161
Ferrovial SA	390	6,226
Gas Natural SDG SA	2,876	57,944
Inditex SA	505	62,289
Mapfre SA	1,513	4,923

		273,314

The accompanying notes are an integral part of these financial statements.	(Continued)

82	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 2)
Sweden - 1.9%
Getinge AB, B Shares	138	$4,190
Hennes & Mauritz AB, B Shares	383	12,601
Investor AB, B Shares	780	20,936
Skandinaviska Enskilda Banken AB, Class A	3,931	37,529
Svenska Handelsbanken AB, A Shares	392	15,705
Swedbank AB, A Shares	1,359	31,127
Swedish Match AB	114	4,047
Tele2 AB, B Shares	227	2,665

		128,800

Switzerland - 3.4%
Credit Suisse Group AG †	1,506	39,870
Lindt & Spruengli AG	1	3,754
Novartis AG	584	41,365
Roche Holding AG	156	38,719
Schindler Holding AG	32	4,452
SGS SA	12	25,763
Syngenta AG	94	36,656
UBS AG †	1,976	33,540
Wolseley PLC	78	3,599

		227,718

United Kingdom - 10.4%
Aggreko PLC	133	3,324
ARM Holdings PLC	1,727	20,892
Associated British Foods PLC	210	5,540
AstraZeneca PLC	50	2,364
Barclays PLC	13,606	57,944
BG Group PLC	687	11,675
BP PLC	740	5,136
British American Tobacco PLC	941	48,263
British Sky Broadcasting Group PLC	451	5,433
BT Group PLC	5,048	23,699
Bunzl PLC	221	4,310
Burberry Group PLC	203	4,176
Compass Group PLC	1,417	18,106
Croda International PLC	111	4,186
Diageo PLC	1,887	54,112
Experian PLC	1,092	18,979
Fresnillo PLC	272	3,672
G4S PLC	681	2,401
GlaxoSmithKline PLC	126	3,150
HSBC Holdings PLC	10,509	108,791
Imperial Tobacco Group PLC	538	18,655
Intertek Group PLC	94	4,178
Kingfisher PLC	1,009	5,261
Land Securities Group PLC REIT	307	4,123
Legal & General Group PLC	1,967	5,127
Meggitt PLC	501	3,947
National Grid PLC	2,270	25,732
Next PLC	241	16,694
Pearson PLC	343	6,100
Prudential PLC	327	5,338
Randgold Resources Ltd.	40	2,535
Reckitt Benckiser Group PLC	500	35,368
Rexam PLC	474	3,440
Rolls-Royce Holdings PLC †	1,309	22,539
Royal Bank of Scotland Group PLC †	6,019	24,978

	SHARES	VALUE (Note 2)
United Kingdom - 10.4% (continued)
SABMiller PLC	977	$46,841
Sage Group PLC/The	663	3,424
Severn Trent PLC	173	4,381
Shire PLC	214	6,782
SSE PLC	372	8,615
Standard Life PLC	762	4,010
Tate & Lyle PLC	322	4,040
Tesco PLC	1,089	5,484
Tullow Oil PLC	321	4,886
United Utilities Group PLC	372	3,870
Vodafone Group PLC	1,092	3,129
Weir Group PLC/The	123	4,022
WM Morrison Supermarkets PLC	1,127	4,486

		694,138

United States - 0.4%
Valeant Pharmaceuticals International, Inc. (1)†	285	24,573

TOTAL COMMON STOCKS (cost $5,918,015)		6,555,367

PREFERRED STOCKS - 0.0% (a)

United Kingdom - 0.0% (a)
Rolls-Royce Holdings PLC (3)†(b) (cost $-)	155,771	237

EXCHANGE-TRADED FUNDS - 0.8%
iShares MSCI EAFE Index Fund (1) (cost $53,044)	993	56,978

RIGHTS - 0.0% (a)

Hong Kong - 0.0% (a)
(cost $-)	112	—

MONEY MARKET FUNDS - 0.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c) (cost $58,493)	58,493	58,493

TOTAL INVESTMENTS - 99.8% (cost $6,029,552)		6,671,075

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		12,946

NET ASSETS - 100.0%		$6,684,021

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of June 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $237 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of June 30, 2013.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	83

Schedule of Investments	June 30, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,017,782	15.2%
Consumer Staples	763,360	11.4
Energy	80,698	1.2
Financials	2,402,221	36.0
Health Care	604,308	9.0
Industrials	708,612	10.6
Information Technology	260,114	4.0
Materials	200,269	3.0
Mutual Fund	56,978	0.9
Telecommunication Services	316,420	4.7
Utilities	201,820	3.0
Money Market Funds	58,493	0.8

Total Investments	6,671,075	99.8
Other Assets in Excess of Liabilities	12,946	0.2

Net Assets	$6,684,021	100.0%

The accompanying notes are an integral part of these financial statements.

84	AQR Funds	Semi-Annual Report	June 2013

Schedules of Investments	June 30, 2013 (Unaudited)

AQR CORE EQUITY FUND

COMMON STOCKS - 97.1%	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.2%
Aaron’s, Inc.	273	$7,647
Abercrombie & Fitch Co., Class A	409	18,507
AMC Networks, Inc., Class A †	262	17,137
American Eagle Outfitters, Inc.	625	11,412
Best Buy Co., Inc.	913	24,952
Brunswick Corp.	499	15,943
Buckle, Inc./The	268	13,941
CBS Corp., Class B	546	26,683
Chico’s FAS, Inc.	1,086	18,527
Choice Hotels International, Inc.	183	7,263
Cinemark Holdings, Inc.	404	11,280
Comcast Corp., Class A	2,819	118,060
CST Brands, Inc. †	36	1,109
Dana Holding Corp.	1,214	23,382
Dillard’s, Inc., Class A	269	22,050
DIRECTV †	625	38,513
DISH Network Corp., Class A	331	14,074
Domino’s Pizza, Inc.	240	13,956
DR Horton, Inc.	1,367	29,090
DSW, Inc., Class A	75	5,510
Expedia, Inc.	363	21,834
Fifth & Pacific Cos., Inc. †	549	12,265
Foot Locker, Inc.	161	5,656
Ford Motor Co.	3,123	48,313
Fossil Group, Inc. †	76	7,852
GameStop Corp., Class A	760	31,943
Gannett Co., Inc.	1,112	27,200
Gap, Inc./The	1,228	51,244
General Motors Co. †	2,782	92,668
Goodyear Tire & Rubber Co./The †	1,291	19,739
H&R Block, Inc.	603	16,733
Hanesbrands, Inc.	693	35,634
Hasbro, Inc.	407	18,246
Home Depot, Inc./The	1,124	87,076
HSN, Inc.	156	8,380
Jarden Corp. †	406	17,763
Lear Corp.	532	32,165
Leggett & Platt, Inc.	536	16,664
Lennar Corp., Class A	419	15,101
Live Nation Entertainment, Inc. †	1,383	21,437
Lowe’s Cos., Inc.	1,134	46,381
Macy’s, Inc.	855	41,040
Mattel, Inc.	894	40,507
Mohawk Industries, Inc. †	197	22,161
Netflix, Inc. †	112	23,642
Newell Rubbermaid, Inc.	817	21,446
News Corp., Class A	2,809	91,573
Penske Automotive Group, Inc.	291	8,887
PetSmart, Inc.	73	4,890
Pier 1 Imports, Inc.	544	12,779
PulteGroup, Inc. †	1,633	30,978
PVH Corp.	147	18,382
Regal Entertainment Group, Class A	553	9,899
Scripps Networks Interactive, Inc., Class A	79	5,274
Signet Jewelers Ltd. (Bermuda)	284	19,150
Sirius XM Radio, Inc.	4,839	16,211
Six Flags Entertainment Corp.	222	7,806
Target Corp.	908	62,525

	SHARES	VALUE (Note 2)
Consumer Discretionary - 18.2% (continued)
Tenneco, Inc. †	396	$17,931
Time Warner Cable, Inc.	190	21,371
Time Warner, Inc.	1,234	71,350
TRW Automotive Holdings Corp. †	544	36,143
Tupperware Brands Corp.	205	15,926
Urban Outfitters, Inc. †	449	18,059
Viacom, Inc., Class B	752	51,174
Visteon Corp. †	126	7,953
Washington Post Co./The, Class B	21	10,159
Whirlpool Corp.	327	37,396
Williams-Sonoma, Inc.	326	18,220

		1,816,162

Consumer Staples - 6.5%
Coca-Cola Enterprises, Inc.	813	28,585
ConAgra Foods, Inc.	438	15,299
Constellation Brands, Inc., Class A †	279	14,541
CVS Caremark Corp.	1,488	85,084
Dean Foods Co. †	690	6,914
Energizer Holdings, Inc.	308	30,957
Green Mountain Coffee Roasters, Inc. †	384	28,823
Ingredion, Inc.	267	17,521
Kroger Co./The	935	32,295
Nu Skin Enterprises, Inc., Class A	138	8,435
Pilgrim’s Pride Corp. †	1,135	16,957
Rite Aid Corp. †	3,478	9,947
Safeway, Inc.	928	21,956
Tyson Foods, Inc., Class A	1,330	34,154
Walgreen Co.	1,359	60,068
Wal-Mart Stores, Inc.	3,200	238,368
WhiteWave Foods Co., Class A †	53	861

		650,765

Energy - 7.0%
Bristow Group, Inc.	235	15,350
Chevron Corp.	1,203	142,363
Cimarex Energy Co.	114	7,409
CVR Energy, Inc.	482	22,847
Delek US Holdings, Inc.	545	15,685
Halliburton Co.	878	36,630
Helmerich & Payne, Inc.	452	28,227
Hess Corp.	842	55,985
HollyFrontier Corp.	625	26,738
Marathon Oil Corp.	1,705	58,959
Marathon Petroleum Corp.	804	57,132
Murphy Oil Corp.	543	33,063
Oasis Petroleum, Inc. †	460	17,880
Oil States International, Inc. †	185	17,138
Patterson-UTI Energy, Inc.	1,377	26,652
Phillips 66	251	14,787
RPC, Inc.	1,477	20,397
Superior Energy Services, Inc. †	660	17,120
Valero Energy Corp.	1,563	54,346
Western Refining, Inc.	684	19,200
WPX Energy, Inc. †	490	9,281

		697,189

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	85

Schedules of Investments	June 30, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Financials - 30.8%
Aflac, Inc.	964	$56,028
Alleghany Corp. †	26	9,966
Allstate Corp./The	1,121	53,942
American Capital Ltd. †	1,510	19,132
American Financial Group, Inc.	402	19,662
American International Group, Inc. †	2,858	127,753
American National Insurance Co.	103	10,245
Amtrust Financial Services, Inc.	384	13,709
Arch Capital Group Ltd. (Bermuda) †	388	19,947
Ares Capital Corp.	1,032	17,750
Aspen Insurance Holdings Ltd. (Bermuda)	573	21,253
Assurant, Inc.	376	19,142
Assured Guaranty Ltd. (Bermuda)	355	7,831
Axis Capital Holdings Ltd.	473	21,654
Bank of America Corp.	16,712	214,916
Bank of New York Mellon Corp./The	1,805	50,630
Berkshire Hathaway, Inc., Class B †	1,578	176,610
Chubb Corp./The	502	42,494
Cincinnati Financial Corp.	372	17,075
Citigroup, Inc.	4,646	222,869
CNA Financial Corp.	537	17,517
CNO Financial Group, Inc.	1,709	22,149
Comerica, Inc.	322	12,825
Credit Acceptance Corp. †	134	14,077
Discover Financial Services	1,017	48,450
Everest Re Group Ltd.	289	37,067
Federated Investors, Inc., Class B	174	4,769
Fidelity National Financial, Inc., Class A	1,408	33,524
Fifth Third Bancorp	2,175	39,259
First American Financial Corp.	793	17,478
Fulton Financial Corp.	915	10,504
Genworth Financial, Inc., Class A †	3,750	42,787
Goldman Sachs Group, Inc./The	832	125,840
Hartford Financial Services Group, Inc.	1,670	51,636
HCC Insurance Holdings, Inc.	457	19,701
Huntington Bancshares, Inc.	1,471	11,591
JPMorgan Chase & Co.	5,155	272,132
KeyCorp	2,266	25,017
Legg Mason, Inc.	391	12,125
Lincoln National Corp.	1,487	54,231
M&T Bank Corp.	216	24,138
MBIA, Inc. †	758	10,089
Medical Properties Trust, Inc. REIT	789	11,298
MetLife, Inc.	1,484	67,908
Morgan Stanley	3,748	91,564
NASDAQ OMX Group, Inc./The	646	21,182
Nationstar Mortgage Holdings, Inc. †	486	18,196
Ocwen Financial Corp. †	449	18,508
Old Republic International Corp.	1,348	17,349
PartnerRe Ltd. (Bermuda)	236	21,372
Principal Financial Group, Inc.	1,003	37,562
ProAssurance Corp.	161	8,398
Protective Life Corp.	511	19,627
Prudential Financial, Inc.	612	44,694
Raymond James Financial, Inc.	224	9,628
Regions Financial Corp.	4,320	41,170
Reinsurance Group of America, Inc.	202	13,960
SLM Corp.	1,697	38,793

	SHARES	VALUE (Note 2)
Financials - 30.8% (continued)
State Street Corp.	965	$62,928
SunTrust Banks, Inc.	1,336	42,178
Susquehanna Bancshares, Inc.	820	10,537
Synovus Financial Corp.	6,947	20,285
Torchmark Corp.	309	20,128
Travelers Cos., Inc./The	717	57,303
Unum Group	796	23,379
Validus Holdings Ltd. (Bermuda)	525	18,963
Wells Fargo & Co.	5,784	238,706
White Mountains Insurance Group Ltd.	19	10,924
WR Berkley Corp.	245	10,011
Zions Bancorp.	632	18,252

		3,064,317

Health Care - 10.9%
Abbott Laboratories	2,040	71,155
Aetna, Inc.	574	36,472
AmerisourceBergen Corp.	238	13,287
Amgen, Inc.	855	84,354
Baxter International, Inc.	555	38,445
Becton Dickinson and Co.	165	16,307
Boston Scientific Corp. †	2,533	23,481
CareFusion Corp. †	870	32,059
Cigna Corp.	670	48,568
Community Health Systems, Inc.	477	22,362
Cooper Cos., Inc./The	34	4,048
Eli Lilly & Co.	1,423	69,898
Gilead Sciences, Inc. †	370	18,948
HCA Holdings, Inc.	1,389	50,087
Health Management Associates, Inc., Class A †	2,278	35,810
Johnson & Johnson	270	23,182
LifePoint Hospitals, Inc. †	288	14,066
Medtronic, Inc.	1,376	70,823
Mylan, Inc. †	754	23,397
Omnicare, Inc.	172	8,206
Pfizer, Inc.	5,475	153,355
ResMed, Inc.	188	8,484
STERIS Corp.	198	8,490
Stryker Corp.	348	22,509
Team Health Holdings, Inc. †	204	8,378
Tenet Healthcare Corp. †	195	8,989
Thermo Fisher Scientific, Inc.	558	47,224
United Therapeutics Corp. †	284	18,693
Universal Health Services, Inc., Class B	333	22,298
West Pharmaceutical Services, Inc.	156	10,961
Zimmer Holdings, Inc.	278	20,833
Zoetis, Inc.	1,726	53,323

		1,088,492

Industrials - 9.4%
3M Co.	366	40,022
A. O. Smith Corp.	204	7,401
AECOM Technology Corp. †	644	20,473
AGCO Corp.	327	16,412
Alaska Air Group, Inc. †	358	18,616
Alliant Techsystems, Inc.	259	21,324
AMERCO	113	18,295

The accompanying notes are an integral part of these financial statements.	(Continued)

86	AQR Funds	Semi-Annual Report	June 2013

Schedules of Investments	June 30, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Industrials - 9.4% (continued)
Avery Dennison Corp.	443	$18,943
Avis Budget Group, Inc. †	1,070	30,763
Carlisle Cos., Inc.	289	18,008
Cintas Corp.	292	13,298
Copa Holdings SA (Panama), Class A	93	12,194
Crane Co.	226	13,542
Cummins, Inc.	96	10,412
Delta Air Lines, Inc. †	2,443	45,709
Deluxe Corp.	516	17,879
Dover Corp.	454	35,258
Dun & Bradstreet Corp./The	146	14,228
EMCOR Group, Inc.	234	9,512
FedEx Corp.	247	24,349
Flowserve Corp.	357	19,282
Generac Holdings, Inc.	488	18,061
Hertz Global Holdings, Inc. †	1,404	34,819
Huntington Ingalls Industries, Inc.	157	8,867
ITT Corp.	443	13,029
Jacobs Engineering Group, Inc. †	252	13,893
L-3 Communications Holdings, Inc.	387	33,181
Lennox International, Inc.	183	11,811
Lincoln Electric Holdings, Inc.	75	4,295
Manitowoc Co., Inc./The	533	9,546
Manpowergroup, Inc.	303	16,604
MasTec, Inc. †	556	18,292
Northrop Grumman Corp.	550	45,540
Oshkosh Corp. †	491	18,643
Pitney Bowes, Inc.	552	8,103
Regal-Beloit Corp.	121	7,846
Ryder System, Inc.	286	17,386
Snap-on, Inc.	219	19,574
Southwest Airlines Co.	2,847	36,698
Swift Transportation Co. †	611	10,106
Terex Corp. †	995	26,169
Textainer Group Holdings Ltd.	298	11,455
Timken Co.	260	14,633
Toro Co./The	176	7,992
Trinity Industries, Inc.	457	17,567
Triumph Group, Inc.	183	14,484
United Continental Holdings, Inc. †	791	24,750
United Rentals, Inc. †	341	17,019
URS Corp.	165	7,791
Valmont Industries, Inc.	109	15,597
WESCO International, Inc. †	142	9,650

		939,321

Information Technology - 9.8%
Activision Blizzard, Inc.	2,453	34,980
Amdocs Ltd.	572	21,216
AOL, Inc. †	555	20,246
Aruba Networks, Inc. †	536	8,233
Brocade Communications Systems, Inc. †	3,078	17,729
Cadence Design Systems, Inc. †	1,184	17,144
Cisco Systems, Inc.	7,660	186,215
Computer Sciences Corp.	503	22,016
CoreLogic, Inc. †	713	16,520
Corning, Inc.	739	10,516
EchoStar Corp., Class A †	456	17,834

	SHARES	VALUE (Note 2)
Information Technology - 9.8% (continued)
First Solar, Inc. †	886	$39,631
Freescale Semiconductor Ltd. (Bermuda) †	505	6,843
Google, Inc., Class A †	101	88,917
Harris Corp.	354	17,435
Hewlett-Packard Co.	1,273	31,570
KLA-Tencor Corp.	103	5,740
Micron Technology, Inc. †	2,917	41,801
Motorola Solutions, Inc.	108	6,235
NetApp, Inc. †	254	9,596
NeuStar, Inc., Class A †	348	16,941
Oracle Corp.	3,253	99,932
SAIC, Inc.	538	7,494
SanDisk Corp. †	521	31,833
Symantec Corp.	1,853	41,637
Teradyne, Inc. †	736	12,932
Western Digital Corp.	703	43,649
Xerox Corp.	3,953	35,854
Yahoo!, Inc. †	1,967	49,391
Zebra Technologies Corp., Class A †	240	10,426

		970,506

Materials - 3.6%
Ashland, Inc.	54	4,509
Axiall Corp.	566	24,100
CF Industries Holdings, Inc.	131	22,467
Chemtura Corp. †	457	9,277
Eastman Chemical Co.	311	21,773
Graphic Packaging Holding Co. †	2,256	17,461
Huntsman Corp.	1,049	17,371
International Paper Co.	979	43,380
Louisiana-Pacific Corp. †	503	7,439
NewMarket Corp.	40	10,502
Packaging Corp. of America	380	18,605
PPG Industries, Inc.	280	40,995
Reliance Steel & Aluminum Co.	316	20,717
Rock Tenn Co., Class A	222	22,173
Sherwin-Williams Co./The	94	16,600
Steel Dynamics, Inc.	516	7,694
Valspar Corp./The	188	12,158
Westlake Chemical Corp.	244	23,524
WR Grace & Co. †	237	19,918

		360,663

Telecommunication Services - 0.7%
AT&T, Inc.	1,905	67,437

Utilities - 0.2%
Portland General Electric Co.	195	5,965
UGI Corp.	220	8,604

		14,569

TOTAL COMMON STOCKS (cost $9,715,377)		9,669,421

EXCHANGE-TRADED FUNDS - 0.6%
SPDR S&P 500 ETF Trust (cost $56,896)	359	57,444

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	87

Schedules of Investments	June 30, 2013 (Unaudited)

AQR CORE EQUITY FUND

MONEY MARKET FUNDS - 1.0%	SHARES	VALUE (Note 2)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $101,514)	101,514	$101,514

TOTAL INVESTMENTS - 98.7% (cost $9,873,787)		9,828,379

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		128,661

NET ASSETS - 100.0%		$9,957,040

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

88	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 2)
Consumer Discretionary - 24.3%
1-800-Flowers.com, Inc., Class A †	911	$5,639
AFC Enterprises, Inc. †	93	3,342
American Axle & Manufacturing Holdings, Inc. †	652	12,147
American Greetings Corp., Class A	342	6,231
ANN, Inc. †	381	12,649
Asbury Automotive Group, Inc. †	180	7,218
Ascent Capital Group, Inc., Class A †	88	6,870
Big 5 Sporting Goods Corp.	455	9,987
Big Lots, Inc. †	86	2,712
Bon-Ton Stores, Inc./The	362	6,534
Bridgepoint Education, Inc. †	438	5,335
Brown Shoe Co., Inc.	411	8,849
Caesars Entertainment Corp. †	272	3,726
Callaway Golf Co.	740	4,869
Capella Education Co. †	130	5,414
Career Education Corp. †	1,158	3,358
Cato Corp./The, Class A	231	5,766
Children’s Place Retail Stores, Inc./The †	162	8,878
Christopher & Banks Corp. †	628	4,233
Columbia Sportswear Co.	77	4,824
Conn’s, Inc. †	259	13,406
Corinthian Colleges, Inc. †	1,230	2,755
Cracker Barrel Old Country Store, Inc.	137	12,968
Crocs, Inc. †	172	2,838
CSS Industries, Inc.	140	3,490
Denny’s Corp. †	799	4,490
Destination Maternity Corp.	213	5,240
Destination XL Group, Inc. †	934	5,922
DeVry, Inc.	409	12,687
Dex Media, Inc. †	887	15,585
Drew Industries, Inc.	166	6,527
Einstein Noah Restaurant Group, Inc.	302	4,288
Entravision Communications Corp., Class A	1,213	7,460
EW Scripps Co., Class A †	521	8,117
Express, Inc. †	132	2,768
G-III Apparel Group Ltd. †	237	11,404
Grand Canyon Education, Inc. †	324	10,443
Gray Television, Inc. †	1,054	7,589
Group 1 Automotive, Inc.	135	8,685
Haverty Furniture Cos., Inc.	275	6,328
hhgregg, Inc. †	544	8,688
Iconix Brand Group, Inc. †	479	14,087
Jamba, Inc. †	175	2,619
Joe’s Jeans, Inc. †	1,955	3,206
Jones Group, Inc./The	751	10,326
Journal Communications, Inc., Class A †	751	5,625
La-Z-Boy, Inc.	138	2,797
LeapFrog Enterprises, Inc. †	702	6,908
LIN TV Corp., Class A †	596	9,119
Lithia Motors, Inc., Class A	179	9,542
Lumber Liquidators Holdings, Inc. †	110	8,566
McClatchy Co./The, Class A †	990	2,257
Men’s Wearhouse, Inc./The	268	10,144
Meredith Corp.	327	15,598
Monarch Casino & Resort, Inc. †	171	2,883
Movado Group, Inc.	192	6,495
Multimedia Games Holding Co., Inc. †	385	10,037

	SHARES	VALUE (Note 2)
Consumer Discretionary - 24.3% (continued)
NACCO Industries, Inc., Class A	107	$6,129
Nautilus, Inc. †	896	7,786
New York Times Co./The, Class A †	1,207	13,349
Nexstar Broadcasting Group, Inc., Class A	335	11,879
Orbitz Worldwide, Inc. †	1,294	10,391
Overstock.com, Inc. †	424	11,957
Pacific Sunwear of California, Inc. †	1,621	5,917
Papa John’s International, Inc. †	87	5,687
Perry Ellis International, Inc.	218	4,428
PetMed Express, Inc.	512	6,451
Pinnacle Entertainment, Inc. †	208	4,091
Quiksilver, Inc. †	1,454	9,364
ReachLocal, Inc. †	328	4,021
Ruth’s Hospitality Group, Inc.	429	5,178
Scholastic Corp.	248	7,264
Shoe Carnival, Inc.	236	5,666
Shutterfly, Inc. †	79	4,407
Sinclair Broadcast Group, Inc., Class A	541	15,895
Skechers U.S.A., Inc., Class A †	362	8,692
Smith & Wesson Holding Corp. †	674	6,727
Sonic Automotive, Inc., Class A	436	9,217
Sonic Corp. †	404	5,882
Stage Stores, Inc.	161	3,784
Standard Motor Products, Inc.	311	10,680
Stein Mart, Inc.	472	6,443
Stoneridge, Inc. †	245	2,852
Sturm, Ruger & Co., Inc.	126	6,053
Superior Industries International, Inc.	254	4,371
Thor Industries, Inc.	65	3,197
Tower International, Inc. †	149	2,949
Tuesday Morning Corp. †	627	6,502
Unifi, Inc. †	281	5,808
Universal Electronics, Inc. †	259	7,286
Valassis Communications, Inc.	258	6,344
Valuevision Media, Inc., Class A †	931	4,757
VOXX International Corp. †	223	2,736
Winnebago Industries, Inc. †	332	6,969
Zale Corp. †	1,060	9,646

		671,223

Consumer Staples - 3.6%
Chiquita Brands International, Inc. †	277	3,025
Dean Foods Co. †	269	2,695
Female Health Co./The	431	4,250
Fresh Del Monte Produce, Inc.	411	11,459
Harbinger Group, Inc. †	1,009	7,608
Ingles Markets, Inc., Class A	149	3,762
Inter Parfums, Inc.	270	7,700
Medifast, Inc. †	238	6,131
Omega Protein Corp. †	546	4,903
Prestige Brands Holdings, Inc. †	109	3,176
Revlon, Inc., Class A †	292	6,442
Rite Aid Corp. †	4,285	12,255
Seneca Foods Corp., Class A †	38	1,166
SUPERVALU, Inc. †	590	3,670
Universal Corp.	200	11,570
USANA Health Sciences, Inc. †	132	9,554

		99,366

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	89

Schedule of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Energy - 3.5%
Alon USA Energy, Inc.	401	$5,799
Basic Energy Services, Inc. †	279	3,373
Bonanza Creek Energy, Inc. †	274	9,716
C&J Energy Services, Inc. †	351	6,799
Cloud Peak Energy, Inc. †	178	2,933
Dawson Geophysical Co. †	74	2,728
Delek US Holdings, Inc.	114	3,281
EPL Oil & Gas, Inc. †	345	10,129
Exterran Holdings, Inc. †	540	15,185
Geospace Technologies Corp. †	67	4,628
Green Plains Renewable Energy, Inc. †	319	4,249
Hercules Offshore, Inc. †	898	6,322
Newpark Resources, Inc. †	1,111	12,210
Renewable Energy Group, Inc. †	378	5,379
Warren Resources, Inc. †	1,920	4,896

		97,627

Financials - 22.3%
American Equity Investment Life Holding Co.	783	12,293
Amtrust Financial Services, Inc.	77	2,749
Apollo Investment Corp.	1,103	8,537
Argo Group International Holdings Ltd. (Bermuda)	207	8,766
Arlington Asset Investment Corp., Class A	224	5,990
Ashford Hospitality Trust, Inc. REIT	776	8,885
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	383	8,575
Banner Corp.	272	9,191
BBCN Bancorp, Inc.	501	7,124
BlackRock Kelso Capital Corp.	532	4,980
BofI Holding, Inc. †	149	6,827
C&F Financial Corp.	51	2,842
Capital Southwest Corp.	20	2,757
CapitalSource, Inc.	1,344	12,607
Cardinal Financial Corp.	327	4,787
Chemical Financial Corp.	178	4,626
Community Trust Bancorp, Inc.	134	4,773
Cowen Group, Inc., Class A †	1,305	3,784
DFC Global Corp. †	90	1,243
Eagle Bancorp, Inc. †	220	4,924
Employers Holdings, Inc.	267	6,528
Encore Capital Group, Inc. †	297	9,834
Endurance Specialty Holdings Ltd. (Bermuda)	285	14,663
FBL Financial Group, Inc., Class A	234	10,181
FBR & Co. †	166	4,193
Federal Agricultural Mortgage Corp., Class C	148	4,274
Fifth Street Finance Corp.	434	4,535
First Citizens BancShares, Inc., Class A	47	9,026
First Interstate Bancsystem, Inc.	533	11,049
First Merchants Corp.	327	5,608
First Midwest Bancorp, Inc.	393	5,392
Flagstar Bancorp, Inc. †	717	10,009
Flushing Financial Corp.	290	4,771
Hanmi Financial Corp. †	380	6,715
Hanover Insurance Group, Inc./The	56	2,740
HCI Group, Inc.	212	6,513
Heartland Financial USA, Inc.	197	5,416
Hilltop Holdings, Inc. †	599	9,824

	SHARES	VALUE (Note 2)
Financials - 22.3% (continued)
HomeStreet, Inc.	341	$7,314
Horace Mann Educators Corp.	441	10,752
Investment Technology Group, Inc. †	192	2,684
KCAP Financial, Inc.	701	7,893
Lakeland Bancorp, Inc.	338	3,525
Maiden Holdings Ltd. (Bermuda)	824	9,245
Main Street Capital Corp.	187	5,178
MBIA, Inc. †	1,150	15,307
Medallion Financial Corp.	295	4,103
MGIC Investment Corp. †	1,484	9,008
Montpelier Re Holdings Ltd. (Bermuda)	460	11,505
National Western Life Insurance Co., Class A	18	3,417
Navigators Group, Inc./The †	106	6,046
Nelnet, Inc., Class A	351	12,668
New Mountain Finance Corp.	591	8,369
NGP Capital Resources Co.	487	2,985
PennantPark Investment Corp.	511	5,647
PHH Corp. †	397	8,091
Phoenix Cos., Inc./The †	63	2,709
Piper Jaffray Cos. †	250	7,903
Platinum Underwriters Holdings Ltd. (Bermuda)	203	11,616
Primerica, Inc.	480	17,971
Provident Financial Holdings, Inc.	289	4,589
Radian Group, Inc.	634	7,367
RAIT Financial Trust REIT	651	4,896
Renasant Corp.	209	5,087
Safety Insurance Group, Inc.	125	6,064
Selective Insurance Group, Inc.	222	5,110
Solar Capital Ltd.	310	7,158
StanCorp Financial Group, Inc.	342	16,898
Sterling Financial Corp.	485	11,533
Stewart Information Services Corp.	257	6,731
Symetra Financial Corp.	1,136	18,165
Synovus Financial Corp.	970	2,832
Taylor Capital Group, Inc. †	315	5,320
Texas Capital Bancshares, Inc. †	162	7,186
THL Credit, Inc.	300	4,557
TICC Capital Corp.	559	5,378
Triangle Capital Corp.	304	8,363
Union First Market Bankshares Corp.	269	5,539
United Fire Group, Inc.	223	5,537
Walter Investment Management Corp. †	271	9,163
Webster Financial Corp.	120	3,082
WesBanco, Inc.	242	6,396
Western Alliance Bancorp †	511	8,089
Wilshire Bancorp, Inc.	833	5,514
World Acceptance Corp. †	117	10,172
WSFS Financial Corp.	88	4,610

		616,803

Health Care - 6.6%
Addus HomeCare Corp. †	382	7,541
Air Methods Corp.	96	3,252
Albany Molecular Research, Inc. †	360	4,273
Alere, Inc. †	201	4,924
AMN Healthcare Services, Inc. †	561	8,034
Auxilium Pharmaceuticals, Inc. †	165	2,744

The accompanying notes are an integral part of these financial statements.	(Continued)

90	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Health Care - 6.6% (continued)
BioDelivery Sciences International, Inc. †	814	$3,305
Bio-Reference Labs, Inc. †	290	8,338
Cambrex Corp. †	412	5,756
Cardiovascular Systems, Inc. †	131	2,777
Chemed Corp.	41	2,970
Emergent Biosolutions, Inc. †	135	1,947
Endocyte, Inc. †	464	6,092
Five Star Quality Care, Inc. †	712	3,994
Gentiva Health Services, Inc. †	713	7,101
Greatbatch, Inc. †	81	2,656
Hi-Tech Pharmacal Co., Inc.	117	3,884
ICU Medical, Inc. †	100	7,206
Kindred Healthcare, Inc. †	681	8,942
LHC Group, Inc. †	223	4,366
Magellan Health Services, Inc. †	191	10,711
MedAssets, Inc. †	509	9,030
Medical Action Industries, Inc. †	416	3,203
Molina Healthcare, Inc. †	321	11,935
PDL BioPharma, Inc.	1,120	8,646
PharMerica Corp. †	511	7,082
Providence Service Corp./The †	218	6,342
Repligen Corp. †	347	2,859
Santarus, Inc. †	531	11,178
SciClone Pharmaceuticals, Inc. †	680	3,373
Select Medical Holdings Corp.	608	4,986
Vascular Solutions, Inc. †	227	3,339

		182,786

Industrials - 15.7%
AAR Corp.	376	8,264
Aegion Corp. †	375	8,441
Alamo Group, Inc.	124	5,062
Albany International Corp., Class A	81	2,671
Allegiant Travel Co.	76	8,055
Altra Holdings, Inc.	169	4,627
American Railcar Industries, Inc.	242	8,109
Arkansas Best Corp.	146	3,351
AZZ, Inc.	145	5,591
Barrett Business Services, Inc.	87	4,542
Brink’s Co./The	165	4,209
CAI International, Inc. †	201	4,738
Celadon Group, Inc.	184	3,358
CIRCOR International, Inc.	123	6,256
Coleman Cable, Inc.	360	6,502
Columbus McKinnon Corp. †	368	7,846
Consolidated Graphics, Inc. †	123	5,782
Deluxe Corp.	80	2,772
Ducommun, Inc. †	350	7,441
DXP Enterprises, Inc. †	71	4,729
EnerNOC, Inc. †	490	6,497
EnerSys, Inc.	363	17,802
Erickson Air-Crane, Inc. †	143	2,690
G&K Services, Inc., Class A	128	6,093
GenCorp, Inc. †	480	7,805
Gibraltar Industries, Inc. †	192	2,796
H&E Equipment Services, Inc.	258	5,436
Hardinge, Inc.	269	3,976
Hawaiian Holdings, Inc. †	723	4,418

	SHARES	VALUE (Note 2)
Industrials - 15.7% (continued)
HNI Corp.	213	$7,683
ICF International, Inc. †	274	8,634
Intersections, Inc.	316	2,771
JetBlue Airways Corp. †	1,604	10,105
John Bean Technologies Corp.	230	4,832
Kadant, Inc.	170	5,129
Kelly Services, Inc., Class A	467	8,158
Kforce, Inc.	264	3,854
Kimball International, Inc., Class B	564	5,476
LB Foster Co., Class A	116	5,008
Lindsay Corp.	55	4,124
Lydall, Inc. †	307	4,482
Manitex International, Inc. †	277	3,033
MYR Group, Inc. †	222	4,318
National Presto Industries, Inc.	55	3,962
Nortek, Inc. †	91	5,863
Northwest Pipe Co. †	94	2,623
Orbital Sciences Corp. †	379	6,583
Orion Marine Group, Inc. †	241	2,914
Park-Ohio Holdings Corp. †	123	4,057
Patrick Industries, Inc. †	306	6,362
PGT, Inc. †	557	4,829
Pike Electric Corp.	589	7,245
Powell Industries, Inc. †	103	5,320
Quad/Graphics, Inc.	465	11,206
Republic Airways Holdings, Inc. †	543	6,152
RR Donnelley & Sons Co.	602	8,434
Rush Enterprises, Inc., Class A †	340	8,415
Saia, Inc. †	249	7,463
SkyWest, Inc.	427	5,782
Standex International Corp.	106	5,592
Steelcase, Inc., Class A	918	13,384
Swift Transportation Co. †	404	6,682
TAL International Group, Inc. †	197	8,583
Taser International, Inc. †	539	4,592
TMS International Corp., Class A	192	2,847
Tutor Perini Corp. †	464	8,394
UniFirst Corp.	143	13,049
United Stationers, Inc.	304	10,199
Viad Corp.	197	4,830
Wabash National Corp. †	404	4,113
YRC Worldwide, Inc. †	299	8,596

		435,537

Information Technology - 15.3%
Advanced Energy Industries, Inc. †	346	6,024
Alliance Fiber Optic Products, Inc.	136	2,721
ATMI, Inc. †	239	5,652
Axcelis Technologies, Inc. †	1,514	2,756
Benchmark Electronics, Inc. †	501	10,070
Blucora, Inc. †	316	5,859
Booz Allen Hamilton Holding Corp.	959	16,667
CACI International, Inc., Class A †	173	10,984
CalAmp Corp. †	412	6,015
Checkpoint Systems, Inc. †	564	8,003
Computer Task Group, Inc.	116	2,665
Concurrent Computer Corp.	330	2,525
Convergys Corp.	545	9,499

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	91

Schedule of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 2)
Information Technology - 15.3% (continued)
Cray, Inc. †	256	$5,028
CSG Systems International, Inc. †	441	9,570
Daktronic, Inc.	420	4,309
Electronics for Imaging, Inc. †	390	11,033
Ellie Mae, Inc. †	114	2,631
Entegris, Inc. †	780	7,324
EPIQ Systems, Inc.	295	3,974
ePlus, Inc.	87	5,210
Global Cash Access Holdings, Inc. †	593	3,712
Harmonic, Inc. †	1,413	8,973
Hutchinson Technology, Inc. †	1,699	8,036
Insight Enterprises, Inc. †	158	2,803
InterDigital, Inc.	268	11,966
IntraLinks Holdings, Inc. †	547	3,971
Ixia †	333	6,127
j2 Global, Inc.	268	11,393
Kulicke & Soffa Industries, Inc. †	821	9,080
Lexmark International, Inc., Class A	270	8,254
ManTech International Corp., Class A	108	2,821
Mentor Graphics Corp.	733	14,330
Methode Electronics, Inc.	388	6,600
MoneyGram International, Inc. †	307	6,954
Monotype Imaging Holdings, Inc.	91	2,312
Netscout Systems, Inc. †	255	5,952
NetSol Technologies, Inc. †	325	3,270
Newport Corp. †	267	3,719
Novatel Wireless, Inc. †	715	2,824
PC Connection, Inc.	327	5,052
PDF Solutions, Inc. †	133	2,451
Photronics, Inc. †	612	4,933
Plantronics, Inc.	238	10,453
Polycom, Inc. †	759	8,000
Rosetta Stone, Inc. †	257	3,788
Rudolph Technologies, Inc. †	352	3,942
Sanmina Corp. †	708	10,160
Seachange International, Inc. †	228	2,670
Sigma Designs, Inc. †	567	2,863
Silicon Graphics International Corp. †	385	5,151
Spansion, Inc., Class A †	419	5,246
SunPower Corp. †	487	10,081
Sykes Enterprises, Inc. †	339	5,343
Synaptics, Inc. †	224	8,638
SYNNEX Corp. †	70	2,960
Take-Two Interactive Software, Inc. †	190	2,844
Telenav, Inc. †	649	3,394
TeleTech Holdings, Inc. †	354	8,294
Ultratech, Inc. †	175	6,426
Unisys Corp. †	470	10,373
United Online, Inc.	965	7,315
ValueClick, Inc. †	474	11,698
Virtusa Corp. †	99	2,194
Vishay Intertechnology, Inc. †	1,142	15,862

		421,747

Materials - 6.0%
A Schulman, Inc.	196	5,257
A.M. Castle & Co. †	181	2,852
AEP Industries, Inc. †	104	7,736

	SHARES	VALUE (Note 2)
Materials - 6.0% (continued)
American Pacific Corp. †	194	$5,500
Boise, Inc.	755	6,448
Clearwater Paper Corp. †	134	6,306
Flotek Industries, Inc. †	220	3,947
FutureFuel Corp.	454	6,433
Innospec, Inc.	159	6,389
Kaiser Aluminum Corp.	164	10,158
KapStone Paper and Packaging Corp.	381	15,309
Koppers Holdings, Inc.	71	2,711
Landec Corp. †	359	4,742
Minerals Technologies, Inc.	259	10,707
Olin Corp.	264	6,315
Olympic Steel, Inc.	112	2,744
OM Group, Inc. †	88	2,721
OMNOVA Solutions, Inc. †	557	4,462
PH Glatfelter Co.	202	5,070
Quaker Chemical Corp.	141	8,743
Schweitzer-Mauduit International, Inc.	250	12,470
Tredegar Corp.	197	5,063
US Concrete, Inc. †	173	2,841
US Silica Holdings, Inc.	293	6,088
Worthington Industries, Inc.	446	14,143

		165,155

Telecommunication Services - 1.7%
8x8, Inc. †	750	6,180
Atlantic Tele-Network, Inc.	119	5,909
Cbeyond, Inc. †	584	4,579
IDT Corp., Class B	401	7,495
Premiere Global Services, Inc. †	432	5,214
Shenandoah Telecommunications Co.	268	4,470
USA Mobility, Inc.	339	4,600
Vonage Holdings Corp. †	3,171	8,974

		47,421

Utilities - 0.1%
Consolidated Water Co. Ltd. (Cayman Islands)	246	2,812

TOTAL COMMON STOCKS (cost $2,571,026)		2,740,477

EXCHANGE-TRADED FUNDS - 0.5%
iShares Russell 2000 Index Fund (cost $13,851)	153	14,866

MONEY MARKET FUNDS - 1.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $28,550)	28,550	28,550

TOTAL INVESTMENTS - 100.6% (cost $2,613,427)		2,783,893

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(17,770)

NET ASSETS - 100.0%		$2,766,123

The accompanying notes are an integral part of these financial statements.	(Continued)

92	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	93

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

COMMON STOCKS - 98.1%	SHARES	VALUE (Note 2)

Australia - 3.7%
Bendigo and Adelaide Bank Ltd.	323	$2,962
Caltex Australia Ltd.	163	2,681
Insurance Australia Group Ltd.	817	4,055
Macquarie Group Ltd.	178	6,789
National Australia Bank Ltd.	714	19,314
Seven Group Holdings Ltd.	303	1,902
Suncorp Group Ltd.	557	6,050
Tatts Group Ltd.	823	2,377
Telstra Corp. Ltd.	8,676	37,719
Wesfarmers Ltd.	422	15,270
Westpac Banking Corp.	419	11,001
Woolworths Ltd.	511	15,308

		125,428

Austria - 2.5%
Andritz AG	209	10,723
Erste Group Bank AG	777	20,710
Mayr Melnhof Karton AG	19	2,041
Oesterreichische Post AG	282	10,975
OMV AG	370	16,691
Raiffeisen Bank International AG †	376	10,947
Vienna Insurance Group AG Wiener Versicherung Gruppe	286	13,267

		85,354

Belgium - 1.6%
Ageas	184	6,456
Colruyt SA	241	12,681
Delhaize Group SA	203	12,550
KBC Groep NV	399	14,875
Solvay SA	50	6,547

		53,109

Canada - 6.1%
Agrium, Inc. (1)	158	13,698
Alimentation Couche Tard, Inc., Class B (1)	252	14,952
Empire Co., Ltd., Class A (1)	622	47,562
Gildan Activewear, Inc. (1)	90	3,650
Industrial Alliance Insurance & Financial Services, Inc. (1)	275	10,878
Loblaw Cos., Ltd. (1)	665	30,066
Magna International, Inc. (1)	453	32,244
Manulife Financial Corp. (1)	602	9,634
Research In Motion Ltd. (1)†	583	6,142
Rogers Communications, Inc., Class B (1)	565	22,134
Sun Life Financial, Inc. (1)	579	17,149

		208,109

Denmark - 1.7%
Carlsberg A/S, Class B	119	10,640
TDC A/S	4,180	33,844
Tryg A/S	144	11,864

		56,348

Finland - 1.0%
Huhtamaki OYJ	563	10,442
Neste Oil OYJ	272	3,969
Orion OYJ, Class B	162	3,796

	SHARES	VALUE (Note 2)

Finland - 1.0% (continued)
Pohjola Bank PLC, A Shares	280	$4,114
Sampo OYJ, A Shares	301	11,721

		34,042

France - 5.4%
AXA SA	784	15,455
BNP Paribas SA	584	31,971
Cap Gemini SA	121	5,876
Cie Generale des Etablissements Michelin	102	9,120
CNP Assurances	318	4,566
Credit Agricole SA †	1,242	10,690
Natixis	1,836	7,709
Renault SA	138	9,295
Safran SA	219	11,433
Sanofi	391	40,422
Societe Generale SA	555	19,101
Vivendi SA	931	17,644

		183,282

Germany - 5.0%
Allianz SE	220	32,112
Bayer AG	234	24,914
Continental AG	167	22,263
Deutsche Lufthansa AG †	805	16,307
Deutsche Post AG	812	20,152
Hannover Rueckversicherung SE	173	12,440
HeidelbergCement AG	95	6,365
Merck KGaA	59	8,973
Muenchener Rueckversicherungs AG	75	13,778
Suedzucker AG	372	11,517

		168,821

Hong Kong - 4.1%
Champion REIT	6,000	2,747
Cheung Kong Holdings Ltd.	1,000	13,484
Galaxy Entertainment Group Ltd. †	4,000	19,430
Henderson Land Development Co., Ltd.	1,100	6,533
Hongkong Land Holdings Ltd.	2,000	13,694
Hysan Development Co., Ltd.	1,000	4,317
Kerry Properties Ltd.	1,000	3,898
Link REIT/The REIT	1,500	7,362
MGM China Holdings Ltd.	2,800	7,430
NWS Holdings Ltd.	2,000	3,066
PCCW Ltd.	9,000	4,200
SJM Holdings Ltd.	6,000	14,561
Swire Properties Ltd.	2,600	7,655
Techtronic Industries Co.	2,000	4,748
Wharf Holdings Ltd.	2,000	16,693
Wheelock & Co., Ltd.	2,000	9,979

		139,797

Israel - 1.8%
Alony Hetz Properties & Investments Ltd. REIT	384	2,407
Bank Hapoalim BM †	3,373	15,222
Bank Leumi Le-Israel BM †	1,529	5,051
Delek Group Ltd.	26	6,712
Frutarom Industries Ltd.	214	3,239

The accompanying notes are an integral part of these financial statements.	(Continued)

94	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)

Israel - 1.8% (continued)
Harel Insurance Investments & Financial Services Ltd.	154	$7,583
Israel Discount Bank Ltd., Class A †	7,047	11,736
Mizrahi Tefahot Bank Ltd. †	1,117	11,183

		63,133

Italy - 0.6%
Gtech Spa	504	12,611
Mediolanum SpA	744	4,612
Prysmian SpA	233	4,347

		21,570

Japan - 34.9%
77 Bank Ltd./The	3,000	14,246
Acom Co., Ltd. (1)†	290	9,225
Aiful Corp. †	2,000	16,745
Aisin Seiki Co., Ltd.	200	7,636
Alfresa Holdings Corp.	100	5,355
Aoyama Trading Co., Ltd.	200	5,321
Aozora Bank Ltd.	1,000	3,123
Astellas Pharma, Inc.	200	10,865
Bridgestone Corp.	600	20,460
Canon Marketing Japan, Inc.	200	2,678
Central Japan Railway Co.	200	24,376
Chugai Pharmaceutical Co., Ltd.	300	6,210
COMSYS Holdings Corp.	300	3,830
Daicel Corp.	1,000	8,740
Daiichikosho Co., Ltd.	100	2,740
Dainippon Sumitomo Pharma Co., Ltd.	300	3,968
Daiwa Securities Group, Inc. (1)	1,000	8,399
Denso Corp.	600	28,208
DIC Corp.	3,000	7,490
Don Quijote Co., Ltd.	100	4,854
East Japan Railway Co.	100	7,783
FamilyMart Co., Ltd.	100	4,267
Fuji Electric Co., Ltd.	2,000	7,032
Fuji Heavy Industries Ltd.	1,000	24,694
Fuji Media Holdings, Inc.	7	14,072
Fukuoka Financial Group, Inc.	1,000	4,253
GungHo Online Entertainment, Inc. †	10	10,925
Hakuhodo DY Holdings, Inc.	50	3,502
Hikari Tsushin, Inc.	100	5,406
Hino Motors Ltd.	1,000	14,674
Hitachi Capital Corp.	500	9,881
Hokuhoku Financial Group, Inc.	3,000	6,126
Hoshizaki Electric Co., Ltd.	100	3,202
IHI Corp.	2,000	7,567
Isuzu Motors Ltd.	2,000	13,672
Ito En Ltd.	100	2,315
ITOCHU Corp.	700	8,095
Izumi Co., Ltd.	200	5,400
Japan Tobacco, Inc.	200	7,060
Juroku Bank Ltd./The	1,000	3,651
Kao Corp.	200	6,808
KDDI Corp.	400	20,829
Keiyo Bank Ltd./The	1,000	5,040
Kirin Holdings Co., Ltd.	1,000	15,664
Konica Minolta, Inc.	500	3,763

	SHARES	VALUE (Note 2)

Japan - 34.9% (continued)
KYORIN Holdings, Inc.	200	$4,599
Matsumotokiyoshi Holdings Co., Ltd.	200	5,774
Mazda Motor Corp. †	4,000	15,814
Medipal Holdings Corp.	200	2,712
Miraca Holdings, Inc.	100	4,595
Mitsubishi Motors Corp. †	14,000	19,163
Mitsubishi UFJ Financial Group, Inc.	10,700	66,082
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	11,387
Mitsui Engineering & Shipbuilding Co., Ltd.	4,000	5,842
Mizuho Financial Group, Inc.	20,100	41,742
MS&AD Insurance Group Holdings	300	7,599
Namco Bandai Holdings, Inc.	300	4,862
NEC Corp.	2,000	4,380
Nichirei Corp.	1,000	5,180
Nihon Kohden Corp.	100	3,819
Nippo Corp.	1,000	16,437
Nippon Express Co., Ltd.	1,000	4,749
Nippon Paint Co., Ltd.	1,000	12,059
Nippon Telegraph & Telephone Corp.	500	26,060
Nishi-Nippon City Bank Ltd./The	6,000	15,646
Nissan Chemical Industries Ltd.	400	5,392
Nissan Shatai Co. Ltd.	1,000	11,244
Nomura Holdings, Inc.	3,100	22,818
Okasan Securities Group, Inc.	1,000	8,260
Omron Corp.	300	8,944
Orient Corp. †	2,000	4,803
ORIX Corp.	1,100	15,011
Park24 Co., Ltd.	200	3,628
Pola Orbis Holdings, Inc.	100	3,382
Resona Holdings, Inc.	1,100	5,357
Ricoh Co., Ltd.	1,000	11,850
Ryohin Keikaku Co., Ltd.	100	8,197
Sankyu, Inc.	1,000	3,768
SCSK Corp.	200	3,848
Seiko Epson Corp. (1)	600	8,197
Seino Holdings Co., Ltd.	1,000	8,776
Sekisui Chemical Co., Ltd.	1,000	10,619
Sekisui House Ltd.	1,000	14,448
Seven & I Holdings Co., Ltd.	400	14,649
Shimamura Co., Ltd.	100	12,139
Shinsei Bank Ltd.	2,000	4,542
Shionogi & Co., Ltd.	300	6,256
SKY Perfect JSAT Holdings, Inc.	8	3,658
Softbank Corp.	700	40,747
Sony Corp.	500	10,563
Stanley Electric Co., Ltd.	200	3,886
Sugi Holdings Co., Ltd.	100	3,803
Sumitomo Forestry Co., Ltd.	300	3,657
Sumitomo Metal Mining Co., Ltd.	1,000	11,139
Sumitomo Mitsui Financial Group, Inc.	1,300	59,505
Sumitomo Mitsui Trust Holdings, Inc.	3,000	13,998
Sumitomo Rubber Industries Ltd.	400	6,530
Sundrug Co., Ltd.	100	4,244
Suzuken Co., Ltd.	100	3,366
Suzuki Motor Corp.	300	6,915
Taisei Corp.	1,000	3,610
Toho Holdings Co., Ltd.	200	3,310

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	95

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 2)

Japan - 34.9% (continued)
Tokai Rika Co., Ltd.	100	$1,992
Tokai Tokyo Financial Holdings, Inc.	1,300	8,847
Tokyo Electric Power Co., Inc †	3,400	17,552
Tokyo Gas Co., Ltd.	1,000	5,517
Toshiba TEC Corp.	1,000	5,383
TOTO Ltd.	1,000	10,168
Toyoda Gosei Co., Ltd.	200	4,890
Toyota Boshoku Corp.	300	4,314
Toyota Industries Corp.	200	8,168
Toyota Tsusho Corp.	300	7,714
TS Tech Co., Ltd.	200	6,352
Tsumura & Co.	100	2,947
Tsuruha Holdings, Inc.	100	9,452
TV Asahi Corp.	200	4,324
Yahoo Japan Corp.	14	6,894
Yamaguchi Financial Group, Inc.	1,000	9,839
Yokohama Rubber Co., Ltd./The	1,000	10,041

		1,188,104

Netherlands - 2.6%
Aegon NV	1,086	7,286
Heineken Holding NV	259	14,516
ING Groep NV CVA †	1,500	13,709
Koninklijke Ahold NV	3,259	48,471
Koninklijke Philips NV	222	6,052

		90,034

New Zealand - 0.1%
Fletcher Building Ltd.	510	3,317

Norway - 0.9%
DNB ASA	1,144	16,596
Fred Olsen Energy ASA	74	2,930
Gjensidige Forsikring ASA	369	5,436
Marine Harvest ASA	4,331	4,403

		29,365

Portugal - 0.5%
Banco BPI SA †	3,282	3,885
EDP-Energias de Portugal SA (1)	2,630	8,473
Portucel SA	1,024	3,261

		15,619

Singapore - 1.8%
CapitaCommercial Trust REIT	3,000	3,461
ComfortDelGro Corp. Ltd.	8,000	11,497
Keppel Land Ltd.	2,000	5,259
Keppel REIT	10,000	10,195
Mapletree Commercial Trust REIT	10,000	9,319
StarHub Ltd.	4,000	13,152
Suntec Real Estate Investment Trust REIT	3,000	3,724
Yanlord Land Group Ltd.	6,000	5,796

		62,403

Spain - 7.3%
ACS Actividades de Construccion y Servicios SA	273	7,222
Amadeus IT Holding SA, A Shares	513	16,419

	SHARES	VALUE (Note 2)

Spain - 7.3% (continued)
Banco Bilbao Vizcaya Argentaria SA	5,902	$49,599
Banco Santander SA	3,641	23,300
Endesa SA	1,735	37,053
Ferrovial SA	922	14,720
Gas Natural SDG SA	1,357	27,340
Iberdrola SA	8,202	43,344
Mapfre SA	3,709	12,068
Repsol SA	801	16,905

		247,970

Sweden - 1.9%
Industrivarden AB, C Shares	194	3,240
Investor AB, B Shares	287	7,703
Nordea Bank AB	1,930	21,553
Skandinaviska Enskilda Banken AB, Class A	1,386	13,232
Swedbank AB, A Shares	659	15,094
Trelleborg AB, B Shares	286	4,289

		65,111

Switzerland - 4.3%
Actelion Ltd. †	239	14,397
Credit Suisse Group AG †	986	26,103
Swiss Re AG †	515	38,317
Zurich Insurance Group AG †	263	68,172

		146,989

United Kingdom - 10.3%
3i Group PLC	1,106	5,679
AstraZeneca PLC	692	32,717
BAE Systems PLC	1,601	9,323
Barclays PLC	6,578	28,014
British Sky Broadcasting Group PLC	1,641	19,769
BT Group PLC	5,317	24,962
easyJet PLC	461	9,087
GKN PLC	3,403	15,577
HSBC Holdings PLC	7,962	82,424
Investec PLC	658	4,141
J Sainsbury PLC	1,675	9,053
Legal & General Group PLC	3,089	8,051
London Stock Exchange Group PLC	218	4,431
Mondi PLC	1,067	13,285
Next PLC	126	8,728
Old Mutual PLC	2,260	6,204
Prudential PLC	914	14,919
Resolution Ltd.	917	3,972
Rexam PLC	745	5,407
RSA Insurance Group PLC	3,201	5,807
Standard Life PLC	1,390	7,315
TUI Travel PLC	1,145	6,208
Whitbread PLC	166	7,722
William Hill PLC	1,090	7,309
WPP PLC	572	9,777

		349,881

TOTAL COMMON STOCKS (cost $3,351,409)		3,337,786

The accompanying notes are an integral part of these financial statements.	(Continued)

96	AQR Funds	Semi-Annual Report	June 2013

Schedule of Investments	June 30, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

EXCHANGE-TRADED FUNDS - 1.2%	SHARES	VALUE (Note 2)

iShares MSCI EAFE Index Fund (1) (cost $41,253)	699	$40,109

MONEY MARKET FUNDS - 1.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund-Institutional Shares, 0.000% (a)
(cost $34,782)	34,782	34,782

TOTAL INVESTMENTS - 100.3% (cost $3,427,444)		3,412,677

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(9,597)

NET ASSETS - 100.0%		$3,403,080

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of June 30, 2013.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$523,240	15.4%
Consumer Staples	329,588	9.7
Energy	49,889	1.5
Financials	1,383,890	40.6
Health Care	183,219	5.4
Industrials	282,348	8.3
Information Technology	92,621	2.7
Materials	112,420	3.3
Mutual Fund	40,109	1.2
Telecommunication Services	241,292	7.1
Utilities	139,279	4.1
Money Market Funds	34,782	1.0

Total Investments	3,412,677	100.3
Liabilities in Excess of Other Assets	(9,597)	(0.3)

Net Assets	$3,403,080	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	97

Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR EMERGING DEFENSIVE EQUITY FUND
ASSETS:
Investments in securities, at cost	$433,375,677	$637,661,124	$9,626,108

Investments in securities, at value*	$511,109,585	$717,659,841	$9,496,099
Foreign currency, at value	2,195,687	3,443,083	27,960
Due from brokers	9,142,825	15,264,703	—
Unrealized appreciation on forward foreign currency exchange contracts	—	95,651	—
Swaps, at value	49,037	165,178	—
Unrealized appreciation on futures contracts	—	150,140	—
Receivables:
Securities sold	29,058,519	43,424	—
Foreign tax reclaim	645,623	1,346,914	—
Dividends and interest	706,409	1,136,260	25,733
Capital shares sold	—	10,828,258	220,538
Due from Investment Advisor	—	—	13,283
Prepaid expenses	22,582	27,807	23,208
Total Assets	552,930,267	750,161,259	9,806,821
LIABILITIES:
Due to custodian	18,601	3,647	—
Due to brokers	47,422	112,305	—
Unrealized depreciation on forward foreign currency exchange contracts	667,732	—	—
Unrealized depreciation on futures contracts	218,212	—	—
Payables:
Securities purchased	27,101,051	74	—
Collateral received on securities loaned	278,805	60,848	14
Accrued Investment advisory fees	172,242	276,693	—
Accrued Shareholder servicing fees	463	56,039	—
Accrued Distribution fees—Class N	145	3,554	220
Capital shares redeemed	—	6,762	63,998
Other accrued expenses and liabilities	88,642	164,245	40,822
Total Liabilities	28,593,315	684,167	105,054
Net Assets	$524,336,952	$749,477,092	$9,701,767

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$417,349,536	$648,183,790	$9,871,051
Undistributed (accumulated) net investment income (loss)	4,937,921	8,974,756	81,030
Undistributed (accumulated) net realized gain (loss)	24,838,570	11,966,842	(119,911)
Net unrealized appreciation (depreciation)	77,210,925	80,351,704	(130,403)
Net Assets	$524,336,952	$749,477,092	$9,701,767

NET ASSETS:
Class I	$1,045,862	$204,350,543	$8,621,076
Class N	647,844	27,959,092	1,080,691
Class Y	522,643,246	517,167,457	—
SHARES OUTSTANDING:
Class I	83,842	18,972,066	850,950
Class N	52,160	2,553,953	106,616
Class Y	41,798,708	45,824,565	—
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$12.47	$10.77	$10.13
Class N	$12.42	$10.95	$10.14
Class Y	$12.50	$11.29	—
Foreign currency at cost of $2,232,615, $3,475,615 and $27,786, respectively.

*	Investments in securities includes the market value of securities out on loan of $265,338, $55,655 and $13, respectively.

The accompanying notes are an integral part of these financial statements.

98	AQR Funds	Semi-Annual Report	June 2013

Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE EQUITY FUND	AQR U.S. DEFENSIVE EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND
ASSETS:
Investments in securities, at cost	$13,561,439	$20,480,338	$2,686,271,336

Investments in securities, at value*	$13,543,354	$21,763,245	$2,729,224,403
Cash	—	—	2,098,058
Foreign currency, at value	56,763	—	5,680,134
Due from brokers	—	—	437,122,183
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1,477,817
Swaps, at value	—	—	37,089,946
Unrealized appreciation on futures contracts	—	—	4,188,279
Receivables:
Securities sold	—	—	203,571,290
Foreign tax reclaim	5,980	—	27,098
Dividends and interest	49,361	35,031	9,437,431
Capital shares sold	154,614	218,286	3,947,246
Due from Investment Advisor	12,983	7,017	—
Prepaid expenses	23,406	24,462	100,707
Total Assets	13,846,461	22,048,041	3,433,964,592
LIABILITIES:
Securities sold short, at value (proceeds $—, $— and $544,992,162, respectively)	—	—	587,515,011
Options written, at value (proceeds $—, $— and $979,837, respectively)	—	—	4,658,960
Due to custodian	190	—	—
Due to brokers	—	—	1,630,000
Swaps, at value	—	—	4,580,074
Payables:
Securities purchased	195,878	401,131	144,999,575
Collateral received on securities loaned	42,618	214,750	115,553
Accrued Investment advisory fees	—	—	2,180,116
Accrued Shareholder servicing fees	—	—	—
Accrued Distribution fees—Class N	194	365	169,564
Capital shares redeemed	—	—	2,236,967
Dividends and interest payable on securities sold short	—	—	1,295,171
Other accrued expenses and liabilities	40,302	32,923	824,000
Total Liabilities	279,182	649,169	750,204,991
Net Assets	$13,567,279	$21,398,872	$2,683,759,601

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$13,364,011	$19,844,564	$2,654,595,417
Undistributed (accumulated) net investment income (loss)	143,082	119,691	19,955,613
Undistributed (accumulated) net realized gain (loss)	79,126	151,710	(22,007,542)
Net unrealized appreciation (depreciation)	(18,940)	1,282,907	31,216,113
Net Assets	$13,567,279	$21,398,872	$2,683,759,601

NET ASSETS:
Class I	$12,490,975	$19,857,986	$1,857,940,431
Class N	1,076,304	1,540,886	825,819,170
SHARES OUTSTANDING:
Class I	1,134,413	1,699,751	166,217,141
Class N	97,729	131,861	74,238,204
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$11.01	$11.68	$11.18
Class N	$11.01	$11.69	$11.12

Foreign currency at cost of $57,153, $— and $5,808,077, respectively.

*	Investments in securities includes the market value of securities out on loan of $39,802, $209,313 and $51,999, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	99

Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$706,876,590	$215,211,949	$188,812,625

Investments in securities, at value*	$817,162,499	$253,339,787	$206,697,489
Cash	—	—	2,101
Foreign currency, at value	456	—	610,398
Due from brokers	214,913	42,751	44,678
Unrealized appreciation on futures contracts	—	4,066	6,817
Receivables:
Securities sold	41,270,131	10,737,412	11,059,805
Foreign tax reclaim	—	—	169,270
Dividends and interest	461,994	165,924	358,093
Capital shares sold	2,537,707	191,587	303,658
Prepaid expenses	33,688	13,300	12,825
Total Assets	861,681,388	264,494,827	219,265,134
LIABILITIES:
Unrealized depreciation on futures contracts	10,558	—	—
Payables:
Securities purchased	48,632,416	13,381,345	14,520,867
Collateral received on securities loaned	121,038,716	57,021,813	337,165
Accrued Investment advisory fees	92,108	44,056	37,055
Accrued Shareholder servicing fees	84,656	23,753	25,049
Accrued Distribution fees—Class N	15,132	24	4,963
Capital shares redeemed	739,089	82,413	67,914
Other accrued expenses and liabilities	207,438	78,016	106,283
Total Liabilities	170,820,113	70,631,420	15,099,296
Net Assets	$690,861,275	$193,863,407	$204,165,838

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$569,123,932	$145,586,543	$191,921,690
Undistributed (accumulated) net investment income (loss)	3,148,499	841,686	1,784,446
Undistributed (accumulated) net realized gain (loss)	8,313,463	9,303,274	(7,411,451)
Net unrealized appreciation (depreciation)	110,275,381	38,131,904	17,871,153
Net Assets	$690,861,275	$193,863,407	$204,165,838

NET ASSETS:
Class L	$617,118,812	$193,738,926	$180,168,439
Class N	73,742,463	124,481	23,997,399
SHARES OUTSTANDING:
Class L	34,056,837	9,999,366	12,933,455
Class N	4,075,467	6,432	1,725,785
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$18.12	$19.38	$13.93
Class N	$18.09	$19.35	$13.91

Foreign currency at cost of $426, $— and $614,644, respectively.

*	Investments in securities includes the market value of securities out on loan of $117,442,602, $54,406,226 and $318,122, respectively.

The accompanying notes are an integral part of these financial statements.

100	AQR Funds	Semi-Annual Report	June 2013

Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR TAX-MANAGED MOMENTUM FUND	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$9,072,966	$4,223,800	$6,029,552

Investments in securities, at value*	$10,106,124	$5,146,336	$6,671,075
Cash	—	19	39
Foreign currency, at value	—	—	20,892
Receivables:
Securities sold	990,982	308,554	358,817
Foreign tax reclaim	—	—	5,768
Dividends and interest	10,325	2,789	12,769
Capital shares sold	143,369	37,378	37,378
Due from Investment Advisor	6,891	8,963	9,784
Prepaid expenses	57	42	90
Total Assets	11,257,748	5,504,081	7,116,612
LIABILITIES:
Payables:
Securities purchased	1,062,416	312,342	384,716
Collateral received on securities loaned	81,604	144,512	—
Accrued Distribution fees—Class N	22	22	21
Other accrued expenses and liabilities	30,751	31,208	47,854
Total Liabilities	1,174,793	488,084	432,591
Net Assets	$10,082,955	$5,015,997	$6,684,021

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$8,967,788	$4,032,774	$5,793,003
Undistributed (accumulated) net investment income (loss)	44,313	18,451	65,272
Undistributed (accumulated) net realized gain (loss)	37,696	42,236	185,016
Net unrealized appreciation (depreciation)	1,033,158	922,536	640,730
Net Assets	$10,082,955	$5,015,997	$6,684,021

NET ASSETS:
Class L	$9,976,496	$4,906,590	$6,582,747
Class N	106,459	109,407	101,274
SHARES OUTSTANDING:
Class L	794,117	369,297	549,523
Class N	8,489	8,251	8,468
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$12.56	$13.29	$11.98
Class N	$12.54	$13.26	$11.96

Foreign currency at cost of $—, $— and $21,036, respectively.

*	Investments in securities includes the market value of securities out on loan of $77,510, $140,583 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	101

Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR CORE EQUITY FUND	AQR SMALL CAP CORE EQUITY FUND	AQR INTERNATIONAL CORE EQUITY FUND
ASSETS:
Investments in securities, at cost	$9,873,787	$2,613,427	$3,427,444

Investments in securities, at value	$9,828,379	$2,783,893	$3,412,677
Foreign currency, at value	—	—	6,267
Receivables:
Securities sold	1,094,994	326,536	394,340
Foreign tax reclaim	—	—	1,056
Dividends and interest	10,026	2,208	11,554
Capital shares sold	209,900	—	—
Due from Investment Advisor	15,420	17,679	19,792
Prepaid expenses	—	—	19
Total Assets	11,158,719	3,130,316	3,845,705
LIABILITIES:
Due to custodian	—	42	—
Payables:
Securities purchased	1,166,810	328,521	401,825
Accrued Distribution fees—Class N	115	226	291
Other accrued expenses and liabilities	34,754	35,404	40,509
Total Liabilities	1,201,679	364,193	442,625
Net Assets	$9,957,040	$2,766,123	$3,403,080

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$9,955,024	$2,590,575	$3,399,223
Undistributed (accumulated) net investment income (loss)	18,874	2,265	31,337
Undistributed (accumulated) net realized gain (loss)	28,550	2,817	(12,462)
Net unrealized appreciation (depreciation)	(45,408)	170,466	(15,018)
Net Assets	$9,957,040	$2,766,123	$3,403,080

NET ASSETS:
Class L	$9,388,889	$1,660,361	$1,979,730
Class N	568,151	1,105,762	1,423,350
SHARES OUTSTANDING:
Class L	898,644	153,898	193,614
Class N	54,372	102,553	139,288
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class L	$10.45	$10.79	$10.23
Class N	$10.45	$10.78	$10.22

Foreign currency at cost of $—, $— and $6,315, respectively.

The accompanying notes are an integral part of these financial statements.

102	AQR Funds	Semi-Annual Report	June 2013

Statements of Operations	June 30, 2013 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR EMERGING DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013
INVESTMENT INCOME:
Dividend income†	$6,694,093	$12,930,440	$119,635
Securities lending income, net	44,198	85,931	49
Total Income	6,738,291	13,016,371	119,684

EXPENSES:
Investment advisory fees	1,025,993	1,651,090	23,329
Shareholder servicing fees	2,377	340,672	9,721
Custody, administration & accounting fees	95,089	144,298	10,428
Legal fees	7,669	13,645	2,005
Audit & tax fees	37,642	37,497	38,879
Shareholder reporting fees	1,399	7,349	2,899
Transfer agent fees	7,071	70,161	8,132
Trustee fees	12,769	18,731	214
Distribution fees—Class N	753	21,015	1,735
Recoupment of waiver	—	63,691	—
Registration fees	13,895	20,853	15,918
Pricing fee	11,372	9,978	7,056
Other fees	21,057	35,329	3,094
Total Expenses	1,237,086	2,434,309	123,410

Less waivers:
Investment advisory fees waived	(9,563)	—	(23,329)
Shareholder servicing fees waived	(2,377)	—	(9,721)
Expense reimbursements	—	—	(47,447)
Net Expenses	1,225,146	2,434,309	42,913
Net Investment Income (Loss)	5,513,145	10,582,062	76,771

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	26,020,848	13,275,711	(116,063)
Foreign currency and foreign currency translations	(62,612)	(78,875)	2,653
Forward foreign currency exchange contracts	6,003,449	7,848,867	—
Futures contracts	6,471,045	17,060,370	—
Swap and swaps on futures contracts	(464,510)	(2,676,377)	—
Net realized gain (loss)	37,968,220	35,429,696	(113,410)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	11,357,676	(653,289)	(640,349)
Foreign currency and foreign currency translations	(33,093)	(73,189)	(1,778)
Forward foreign currency exchange contracts	(6,213,999)	(7,441,307)	—
Futures contracts	(391,194)	(1,062,219)	—
Swap and swaps on futures contracts	137,795	118,618	—
Net change in unrealized appreciation (depreciation)	4,857,185	(9,111,386)	(642,127)
Net gain (loss) and change in unrealized appreciation (depreciation)	42,825,405	26,318,310	(755,537)
Net increase (decrease) in net assets resulting from operations	$48,338,550	$36,900,372	($678,766)

† Net of foreign taxes withheld of	$445,033	$1,321,808	$8,982

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	103

Statements of Operations	June 30, 2013 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE EQUITY FUND	AQR U.S. DEFENSIVE EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013
INVESTMENT INCOME:
Dividend income†	$182,717	$160,868	$21,233,852
Interest income	—	—	20,996,578
Securities lending income, net	141	524	44,758
Total Income	182,858	161,392	42,275,188

EXPENSES:
Investment advisory fees	19,386	21,493	12,898,448
Shareholder servicing fees	12,117	17,911	—
Custody, administration & accounting fees	13,398	8,400	412,464
Legal fees	260	265	96,667
Audit & tax fees	38,878	25,901	122,614
Shareholder reporting fees	3,046	3,303	153,168
Transfer agent fees	9,055	11,145	1,463,733
Trustee fees	255	330	65,760
Distribution fees—Class N	1,102	1,946	987,724
Dividends and interest on securities sold short	—	—	6,194,746
Recoupment of waiver	—	—	45,569
Registration fees	15,890	15,945	132,782
Pricing fee	7,138	798	35,594
Other fees	2,844	2,978	128,288
Total Expenses	123,369	110,415	22,737,557

Less waivers:
Investment advisory fees waived	(19,386)	(21,493)	—
Shareholder servicing fees waived	(12,117)	(17,911)	—
Expense reimbursements	(52,233)	(23,583)	—
Net Expenses	39,633	47,428	22,737,557
Net Investment Income (Loss)	143,225	113,964	19,537,631

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	81,291	158,900	41,953,595
Foreign currency and foreign currency translations	(4,314)	—	14,236,687
Forward foreign currency exchange contracts	—	—	2,478,810
Futures contracts	—	—	(18,997,018)
Securities sold short	—	—	(28,411,899)
Swap and swaps on futures contracts	—	—	(34,771,409)
Written options	—	—	1,303,134
Net realized gain (loss)	76,977	158,900	(22,208,100)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(262,410)	1,249,464	29,148,621
Foreign currency and foreign currency translations	(912)	—	(13,322,911)
Forward foreign currency exchange contracts	—	—	2,810,398
Futures contracts	—	—	3,366,745
Securities sold short	—	—	(21,977,124)
Swap and swaps on futures contracts	—	—	36,021,811
Written options	—	—	(3,715,964)
Net change in unrealized appreciation (depreciation)	(263,322)	1,249,464	32,331,576
Net gain (loss) and change in unrealized appreciation (depreciation)	(186,345)	1,408,364	10,123,476
Net increase (decrease) in net assets resulting from operations	($43,120)	$1,522,328	$29,661,107

† Net of foreign taxes withheld of	$18,789	$—	$60,614

The accompanying notes are an integral part of these financial statements.

104	AQR Funds	Semi-Annual Report	June 2013

Statements of Operations	June 30, 2013 (Unaudited)

	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013
INVESTMENT INCOME:
Dividend income†	$4,340,849	$992,659	$2,663,019
Interest income	—	27	—
Securities lending income, net	229,951	271,203	18,828
Total Income	4,570,800	1,263,889	2,681,847

EXPENSES:
Investment advisory fees	790,624	303,779	302,485
Shareholder servicing fees	474,377	130,192	129,637
Custody, administration & accounting fees	89,328	29,981	40,709
Legal fees	11,355	3,465	3,189
Audit & tax fees	27,621	27,254	32,875
Shareholder reporting fees	34,895	6,313	15,003
Transfer agent fees	289,646	72,976	78,528
Trustee fees	16,003	4,218	4,181
Distribution fees—Class N	85,719	104	18,408
Pricing fee	2,122	7,492	10,879
Other fees	67,564	34,853	34,340
Total Expenses	1,889,254	620,627	670,234

Less waivers:
Investment advisory fees waived	—	(13,770)	(2,367)
Shareholder servicing fees waived	(239,840)	(38,555)	(84,201)
Net Expenses	1,649,414	568,302	583,666
Net Investment Income (Loss)	2,921,386	695,587	2,098,181

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	15,527,848	7,409,331	4,094,461
Foreign currency and foreign currency translations	—	—	(29,608)
Futures contracts	1,087,475	419,545	28,678
Net realized gain (loss)	16,615,323	7,828,876	4,093,531
Net change in unrealized appreciation (depreciation) on:
Investments in securities	53,561,756	18,900,890	1,395,452
Foreign currency and foreign currency translations	(7)	—	(22,592)
Futures contracts	(25,580)	(23,207)	6,817
Net change in unrealized appreciation (depreciation)	53,536,169	18,877,683	1,379,677
Net gain (loss) and change in unrealized appreciation (depreciation)	70,151,492	26,706,559	5,473,208
Net increase (decrease) in net assets resulting from operations	$73,072,878	$27,402,146	$7,571,389

† Net of foreign taxes withheld of	$—	$—	$282,777

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	105

Statements of Operations	June 30, 2013 (Unaudited)

	AQR TAX-MANAGED MOMENTUM FUND	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013
INVESTMENT INCOME:
Dividend income†	$60,470	$25,864	$101,672
Securities lending income, net	1,772	3,550	319
Total Income	62,242	29,414	101,991

EXPENSES:
Investment advisory fees	11,705	8,358	12,740
Shareholder servicing fees	5,853	3,134	4,777
Custody, administration & accounting fees	4,568	4,465	8,005
Legal fees	201	151	455
Audit & tax fees	27,125	27,105	32,751
Shareholder reporting fees	177	475	742
Transfer agent fees	6,763	6,594	6,703
Trustee fees	181	112	164
Distribution fees—Class N	101	102	100
Registration fees	20,555	20,550	20,556
Pricing fee	1,645	5,679	10,232
Other fees	1,764	1,542	1,554
Total Expenses	80,638	78,267	98,779

Less waivers:
Investment advisory fees waived	(11,705)	(8,358)	(12,740)
Shareholder servicing fees waived	(5,853)	(3,134)	(4,777)
Expense reimbursements	(41,697)	(51,949)	(58,727)
Net Expenses	21,383	14,826	22,535
Net Investment Income (Loss)	40,859	14,588	79,456

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	51,885	26,037	158,846
Foreign currency and foreign currency translations	—	—	(173)
Net realized gain (loss)	51,885	26,037	158,673

Net change in unrealized appreciation (depreciation) on:
Investments in securities	742,190	650,447	129,220
Foreign currency and foreign currency translations	—	—	(942)
Net change in unrealized appreciation (depreciation)	742,190	650,447	128,278
Net gain (loss) and change in unrealized appreciation (depreciation)	794,075	676,484	286,951
Net increase (decrease) in net assets resulting from operations	$834,934	$691,072	$366,407

† Net of foreign taxes withheld of	$—	$—	$9,772

The accompanying notes are an integral part of these financial statements.

106	AQR Funds	Semi-Annual Report	June 2013

Statements of Operations	June 30, 2013 (Unaudited)

	AQR CORE EQUITY FUND	AQR SMALL CAP CORE EQUITY FUND	AQR INTERNATIONAL CORE EQUITY FUND
	FOR THE PERIOD 03/26/13*-06/30/13	FOR THE PERIOD 03/26/13*-06/30/13	FOR THE PERIOD 03/26/13*-06/30/13
INVESTMENT INCOME:
Dividend income†	$26,225	$7,550	$37,455
Total Income	26,225	7,550	37,455
EXPENSES:
Investment advisory fees	3,800	2,753	3,036
Shareholder servicing fees	1,900	917	1,138
Custody, administration & accounting fees	1,840	1,733	1,761
Legal fees	28	28	28
Audit & tax fees	20,459	20,459	25,722
Shareholder reporting fees	3,688	3,668	3,735
Transfer agent fees	4,709	4,048	4,194
Trustee fees	32	26	29
Organization and offering costs	8,572	8,572	8,572
Distribution fees—Class N	511	692	804
Registration fees	9,726	9,727	9,726
Pricing fee	785	2,525	3,982
Other fees	580	580	599
Total Expenses	56,630	55,728	63,326

Less waivers:
Investment advisory fees waived	(3,800)	(2,753)	(3,036)
Shareholder servicing fees waived	(1,900)	(917)	(1,138)
Expense reimbursements	(43,579)	(46,773)	(53,034)
Net Expenses	7,351	5,285	6,118
Net Investment Income (Loss)	18,874	2,265	31,337
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	28,550	2,817	(11,862)
Foreign currency and foreign currency translations	—	—	(600)
Net realized gain (loss)	28,550	2,817	(12,462)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(45,408)	170,466	(14,767)
Foreign currency and foreign currency translations	—	—	(251)
Net change in unrealized appreciation (depreciation)	(45,408)	170,466	(15,018)
Net gain (loss) and change in unrealized appreciation (depreciation)	(16,858)	173,283	(27,480)
Net increase (decrease) in net assets resulting from operations	$2,016	$175,548	$3,857

† Net of foreign taxes withheld of	$—	$—	$4,156
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	107

Statements of Changes in Net Assets	June 30, 2013

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$5,513,145	$9,761,325	$10,582,062	$14,157,497
Net realized gain (loss)	37,968,220	25,951,075	35,429,696	14,380,448
Net change in unrealized appreciation (depreciation)	4,857,185	42,326,765	(9,111,386)	96,501,940
Net increase (decrease) in net assets resulting from operations	48,338,550	78,039,165	36,900,372	125,039,885

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(44,921)	—	(6,044,927)
Class N	—	(39,465)	—	(442,708)
Class Y	—	(13,830,600)	—	(14,968,277)
Total	—	(13,914,986)	—	(21,455,912)
Net realized gain:
Class I	—	(36,801)	—	—
Class N	—	(34,857)	—	—
Class Y	—	(9,350,410)	—	—
Total	—	(9,422,068)	—	—
Total distributions	—	(23,337,054)	—	(21,455,912)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	360,991	289,737	21,947,338	56,017,676
Reinvestment of distributions	—	81,722	—	5,225,139
Cost of shares redeemed	(9,593)	(2,120,396)	(25,105,021)	(33,350,378)
Net increase (decrease) from capital transactions	351,398	(1,748,937)	(3,157,683)	27,892,437
CLASS N
Proceeds from shares sold	565,176	73,666	15,022,277	15,872,803
Reinvestment of distributions	—	74,323	—	442,505
Cost of shares redeemed	(472,700)	(1,850,280)	(3,382,536)	(3,715,733)
Net increase (decrease) from capital transactions	92,476	(1,702,291)	11,639,741	12,599,575
CLASS Y
Proceeds from shares sold	—	—	19,000,000	45,779,910
Reinvestment of distributions	—	23,181,009	—	14,968,276
Cost of shares redeemed	(2,000)	(659,771)	(2,023,000)	(5,836,872)
Redemption fees	2	4	20,704	32,284
Net increase (decrease) from capital transactions	(1,998)	22,521,242	16,997,704	54,943,598
Net increase (decrease) in net assets resulting from capital transactions	441,876	19,070,014	25,479,762	95,435,610
Total increase (decrease) in net assets	48,780,426	73,772,125	62,380,134	199,019,583

NET ASSETS:
Beginning of period	475,556,526	401,784,401	687,096,958	488,077,375
End of period	$524,336,952	$475,556,526	$749,477,092	$687,096,958

Undistributed accumulated net investment income (loss) at end of period	$4,937,921	$(575,224)	$8,974,756	$(1,607,306)

The accompanying notes are an integral part of these financial statements.	(continued on p. 109)

108	AQR Funds	Semi-Annual Report	June 2013

Statements of Changes in Net Assets	June 30, 2013

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	55,196	210,532	19,233,566	16,066,790
Shares sold	29,394	25,557	1,976,052	6,218,133
Shares issued on reinvestment of distributions	—	7,336	—	524,610
Shares redeemed	(748)	(188,229)	(2,237,552)	(3,575,967)
Shares outstanding, end of period	83,842	55,196	18,972,066	19,233,566
CLASS N
Shares outstanding, beginning of period	45,729	202,461	1,492,563	133,174
Shares sold	44,535	6,817	1,366,473	1,698,841
Shares issued on reinvestment of distributions	—	6,690	—	43,639
Shares redeemed	(38,104)	(170,239)	(305,083)	(383,091)
Shares outstanding, end of period	52,160	45,729	2,553,953	1,492,563
CLASS Y
Shares outstanding, beginning of period	41,798,875	39,780,661	44,308,341	38,834,729
Shares sold	—	—	1,693,404	4,631,152
Shares issued on reinvestment of distributions	—	2,080,881	—	1,436,495
Shares redeemed	(167)	(62,667)	(177,180)	(594,035)
Shares outstanding, end of period	41,798,708	41,798,875	45,824,565	44,308,341

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	109

Statements of Changes in Net Assets	June 30, 2013

	AQR EMERGING DEFENSIVE EQUITY FUND		AQR INTERNATIONAL DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$76,771	$49,290	$143,225	$33,252
Net realized gain (loss)	(113,410)	3,764	76,977	16,279
Net change in unrealized appreciation (depreciation)	(642,127)	511,724	(263,322)	244,382
Net increase (decrease) in net assets resulting from operations	(678,766)	564,778	(43,120)	293,913

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(34,222)	—	(26,339)
Class N	—	(9,990)	—	(3,918)
Total	—	(44,212)	—	(30,257)
Net realized gain:
Class I	—	(11,427)	—	(16,369)
Class N	—	(4,811)	—	(4,353)
Total	—	(16,238)	—	(20,722)
Total distributions	—	(60,450)	—	(50,979)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	7,708,835	5,666,656	7,483,831	7,216,220
Reinvestment of distributions	—	45,649	—	42,708
Cost of shares redeemed	(3,886,995)	(689,457)	(296,381)	(2,065,477)
Net increase (decrease) from capital transactions	3,821,840	5,022,848	7,187,450	5,193,451
CLASS N
Proceeds from shares sold	372,525	1,857,059	315,021	1,791,100
Reinvestment of distributions	—	14,801	—	8,271
Cost of shares redeemed	(1,020,352)	(192,516)	(108,373)	(1,019,455)
Net increase (decrease) from capital transactions	(647,827)	1,679,344	206,648	779,916
Net increase (decrease) in net assets resulting from capital transactions	3,174,013	6,702,192	7,394,098	5,973,367
Total increase (decrease) in net assets	2,495,247	7,206,520	7,350,978	6,216,301

NET ASSETS:
Beginning of period	7,206,520	—	6,216,301	—
End of period	$9,701,767	$7,206,520	$13,567,279	$6,216,301

Undistributed accumulated net investment income (loss) at end of period	$81,030	$4,259	$143,082	$(143)

The accompanying notes are an integral part of these financial statements.	(continued on p. 111)

110	AQR Funds	Semi-Annual Report	June 2013

Statements of Changes in Net Assets	June 30, 2013

	AQR EMERGING DEFENSIVE EQUITY FUND		AQR INTERNATIONAL DEFENSIVE EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	494,839	—	502,748	—
Shares sold	709,806	556,121	658,351	693,168
Shares issued on reinvestment of distributions	—	4,278	—	4,014
Shares redeemed	(353,695)	(65,560)	(26,686)	(194,434)
Shares outstanding, end of period	850,950	494,839	1,134,413	502,748
CLASS N
Shares outstanding, beginning of period	165,019	—	79,543	—
Shares sold	34,453	181,889	28,201	174,715
Shares issued on reinvestment of distributions	—	1,386	—	776
Shares redeemed	(92,856)	(18,256)	(10,015)	(95,948)
Shares outstanding, end of period	106,616	165,019	97,729	79,543

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	111

Statements of Changes in Net Assets	June 30, 2013

	AQR U.S. DEFENSIVE EQUITY FUND		AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$113,964	$44,795	$19,537,631	$18,967,706
Net realized gain (loss)	158,900	(2,179)	(22,208,100)	61,270,840
Net change in unrealized appreciation (depreciation)	1,249,464	33,443	32,331,576	(11,053,088)
Net increase (decrease) in net assets resulting from operations	1,522,328	76,059	29,661,107	69,185,458

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(40,855)	—	(20,054,461)
Class N	—	(1,691)	—	(6,424,707)
Total	—	(42,546)	—	(26,479,168)
Net realized gain:
Class I	—	(4,695)	—	(8,252,742)
Class N	—	(316)	—	(3,609,101)
Total	—	(5,011)	—	(11,861,843)
Total distributions	—	(47,557)	—	(38,341,011)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	11,822,722	8,863,968	436,935,681	1,015,619,538
Reinvestment of distributions	—	45,549	—	24,177,205
Cost of shares redeemed	(1,156,528)	(1,076,018)	(353,025,647)	(765,520,230)
Net increase (decrease) from capital transactions	10,666,194	7,833,499	83,910,034	274,276,513
CLASS N
Proceeds from shares sold	3,250,546	1,421,979	161,789,609	313,184,408
Reinvestment of distributions	—	2,007	—	9,826,792
Cost of shares redeemed	(2,302,926)	(1,023,257)	(105,696,473)	(222,575,477)
Net increase (decrease) from capital transactions	947,620	400,729	56,093,136	100,435,723
Net increase (decrease) in net assets resulting from capital transactions	11,613,814	8,234,228	140,003,170	374,712,236
Total increase (decrease) in net assets	13,136,142	8,262,730	169,664,277	405,556,683

NET ASSETS:
Beginning of period	8,262,730	—	2,514,095,324	2,108,538,641
End of period	$21,398,872	$8,262,730	$2,683,759,601	$2,514,095,324

Undistributed accumulated net investment income (loss) at end of period	$119,691	$5,727	$19,955,613	$417,982

The accompanying notes are an integral part of these financial statements.	(continued on p. 113)

112	AQR Funds	Semi-Annual Report	June 2013

Statements of Changes in Net Assets	June 30, 2013

	AQR U.S. DEFENSIVE EQUITY FUND		AQR DIVERSIFIED ARBITRAGE FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	771,572	—	158,688,997	133,778,788
Shares sold	1,036,840	872,439	39,234,883	91,852,169
Shares issued on reinvestment of distributions	—	4,479	—	2,195,928
Shares redeemed	(108,661)	(105,346)	(31,706,739)	(69,137,888)
Shares outstanding, end of period	1,699,751	771,572	166,217,141	158,688,997
CLASS N
Shares outstanding, beginning of period	41,347	—	69,181,212	60,071,714
Shares sold	288,805	141,350	14,587,767	28,441,266
Shares issued on reinvestment of distributions	—	197	—	894,936
Shares redeemed	(198,291)	(100,200)	(9,530,775)	(20,226,704)
Shares outstanding, end of period	131,861	41,347	74,238,204	69,181,212

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	113

Statements of Changes in Net Assets	June 30, 2013

	AQR MOMENTUM FUND		AQR SMALL CAP MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$2,921,386	$7,340,127	$695,587	$1,800,500
Net realized gain (loss)	16,615,323	13,466,529	7,828,876	7,037,857
Net change in unrealized appreciation (depreciation)	53,536,169	39,530,778	18,877,683	12,331,774
Net increase (decrease) in net assets resulting from operations	73,072,878	60,337,434	27,402,146	21,170,131

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	—	(7,610,158)	—	(1,541,164)
Total	—	(7,610,158)	—	(1,541,164)
Total distributions	—	(7,610,158)	—	(1,541,164)

CAPITAL TRANSACTIONS:

CLASS L
Proceeds from shares sold	126,356,716	231,326,342	37,265,129	50,077,757
Reinvestment of distributions	—	7,604,346	—	1,537,931
Cost of shares redeemed	(64,855,150)	(104,299,857)	(16,688,513)	(26,009,044)
Net increase (decrease) from capital transactions	61,501,566	134,630,831	20,576,616	25,606,644
CLASS N
Proceeds from shares sold	15,170,817	58,966,793(a)	115,780	10,000(a)
Cost of shares redeemed	(7,747,299)	(216,871)	(11,100)	—
Net increase (decrease) from capital transactions	7,423,518	58,749,922	104,680	10,000
Net increase (decrease) in net assets resulting from capital transactions	68,925,084	193,380,753	20,681,296	25,616,644
Total increase (decrease) in net assets	141,997,962	246,108,029	48,083,442	45,245,611

NET ASSETS:
Beginning of period	548,863,313	302,755,284	145,779,965	100,534,354
End of period	$690,861,275	$548,863,313	$193,863,407	$145,779,965

Undistributed accumulated net investment income (loss) at end of period	$3,148,499	$227,113	$841,686	$146,099
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	30,541,508	21,793,766	8,871,777	7,238,497
Shares sold	7,204,675	14,895,037	2,027,912	3,211,497
Shares issued on reinvestment of distributions	—	481,898	—	97,153
Shares redeemed	(3,689,346)	(6,629,193)	(900,323)	(1,675,370)
Shares outstanding, end of period	34,056,837	30,541,508	9,999,366	8,871,777
CLASS N
Shares outstanding, beginning of period	3,638,858	—(a)	622	—(a)
Shares sold	873,237	3,652,468	6,432	622
Shares redeemed	(436,628)	(13,610)	(622)	—
Shares outstanding, end of period	4,075,467	3,638,858	6,432	622

(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

114	AQR Funds	Semi-Annual Report	June 2013

Statements of Changes in Net Assets	June 30, 2013

	AQR INTERNATIONAL MOMENTUM FUND		AQR TAX-MANAGED MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 1/27/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$2,098,181	$2,524,674	$40,859	$55,098
Net realized gain (loss)	4,093,531	1,155,067	51,885	20,369
Net change in unrealized appreciation (depreciation)	1,379,677	13,708,882	742,190	290,968
Net increase (decrease) in net assets resulting from operations	7,571,389	17,388,623	834,934	366,435

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	—	(2,965,770)	—	(58,114)
Total	—	(2,965,770)	—	(58,114)
Net realized gain:
Class L	—	—	—	(35,669)
Total	—	—	—	(35,669)
Total distributions	—	(2,965,770)	—	(93,783)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	56,420,336	54,777,235	3,639,514	5,727,135
Reinvestment of distributions	—	2,965,195	—	93,783
Cost of shares redeemed	(11,718,114)	(21,716,680)	(531,728)	(52,741)
Net increase (decrease) from capital transactions	44,702,222	36,025,750	3,107,786	5,768,177
CLASS N
Proceeds from shares sold	25,710,734	11,000(a)	100,000	10,000(a)
Cost of shares redeemed	(1,503,021)	—	(10,594)	—
Net increase (decrease) from capital transactions	24,207,713	11,000	89,406	10,000
Net increase (decrease) in net assets resulting from capital transactions	68,909,935	36,036,750	3,197,192	5,778,177
Total increase (decrease) in net assets	76,481,324	50,459,603	4,032,126	6,050,829

NET ASSETS:
Beginning of period	127,684,514	77,224,911	6,050,829	—
End of period	$204,165,838	$127,684,514	$10,082,955	$6,050,829

Undistributed accumulated net investment income (loss) at end of period	$1,784,446	$(313,735)	$44,313	$3,454

The accompanying notes are an integral part of these financial statements.	(continued on p. 116)

AQR Funds	Semi-Annual Report	June 2013	115

Statements of Changes in Net Assets	June 30, 2013

	AQR INTERNATIONAL MOMENTUM FUND		AQR TAX-MANAGED MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 1/27/12*-12/31/12
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	9,757,051	6,789,578	542,643	—
Shares sold	4,003,426	4,490,971	296,192	538,821
Shares issued on reinvestment of distributions	—	229,327	—	8,557
Shares redeemed	(827,022)	(1,752,825)	(44,718)	(4,735)
Shares outstanding, end of period	12,933,455	9,757,051	794,117	542,643
CLASS N
Shares outstanding, beginning of period	849	—(a)	899	—(a)
Shares sold	1,829,529	849	8,489	899
Shares redeemed	(104,593)	—	(899)	—
Shares outstanding, end of period	1,725,785	849	8,489	899

*	Commencement of operations.
(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

116	AQR Funds	Semi-Annual Report	June 2013

Statements of Changes in Net Assets	June 30, 2013

	AQR TAX-MANAGED SMALL CAP MOMENTUM FUND		AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 1/27/12*-12/31/12	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 1/27/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$14,588	$46,220	$79,456	$80,248
Net realized gain (loss)	26,037	14,572	158,673	24,701
Net change in unrealized appreciation (depreciation)	650,447	272,089	128,278	512,452
Net increase (decrease) in net assets resulting from operations	691,072	332,881	366,407	617,401

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	—	(43,740)	—	(91,118)
Total	—	(43,740)	—	(91,118)
Net realized gain:
Class L	—	—	—	(8,768)
Total	—	—	—	(8,768)
Total distributions	—	(43,740)	—	(99,886)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	896,419	3,103,895	671,163	5,127,939
Reinvestment of distributions	—	43,740	—	99,886
Cost of shares redeemed	(105,595)	(1,566)	(191,779)	(6,508)
Net increase (decrease) from capital transactions	790,824	3,146,069	479,384	5,221,317
CLASS N
Proceeds from shares sold	100,000	10,000(a)	100,000	10,000(a)
Cost of shares redeemed	(11,109)	—	(10,602)	—
Net increase (decrease) from capital transactions	88,891	10,000	89,398	10,000
Net increase (decrease) in net assets resulting from capital transactions	879,715	3,156,069	568,782	5,231,317
Total increase (decrease) in net assets	1,570,787	3,445,210	935,189	5,748,832

NET ASSETS:
Beginning of period	3,445,210	—	5,748,832	—
End of period	$5,015,997	$3,445,210	$6,684,021	$5,748,832

Undistributed accumulated net investment income (loss) at end of period	$18,451	$3,863	$65,272	$(14,184)
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	307,953	—	510,465	—
Shares sold	69,749	304,030	54,812	502,067
Shares issued on reinvestment of distributions	—	4,069	—	8,983
Shares redeemed	(8,405)	(146)	(15,754)	(585)
Shares outstanding, end of period	369,297	307,953	549,523	510,465
CLASS N
Shares outstanding, beginning of period	917	—(a)	898	—(a)
Shares sold	8,251	917	8,468	898
Shares redeemed	(917)	—	(898)	—
Shares outstanding, end of period	8,251	917	8,468	898

*	Commencement of operations.
(a)	Commencement of offering class of shares effective December 17, 2012.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	117

Statements of Changes in Net Assets	June 30, 2013

	AQR CORE EQUITY FUND	AQR SMALL CAP CORE EQUITY FUND	AQR INTERNATIONAL CORE EQUITY FUND
	FOR THE PERIOD 3/26/13*-6/30/13 (Unaudited)	FOR THE PERIOD 3/26/13*-6/30/13 (Unaudited)	FOR THE PERIOD 3/26/13*-6/30/13 (Unaudited)
OPERATIONS:
Net investment income (loss)	$18,874	$2,265	$31,337
Net realized gain (loss)	28,550	2,817	(12,462)
Net change in unrealized appreciation (depreciation)	(45,408)	170,466	(15,018)
Net increase (decrease) in net assets resulting from operations	2,016	175,548	3,857

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	10,493,206	2,295,029	2,432,245
Cost of shares redeemed	(1,054,000)	(730,509)	(450,000)
Net increase (decrease) from capital transactions	9,439,206	1,564,520	1,982,245
CLASS N
Proceeds from shares sold	1,415,818	1,026,055	1,416,978
Cost of shares redeemed	(900,000)	—	—
Net increase (decrease) from capital transactions	515,818	1,026,055	1,416,978
Net increase (decrease) in net assets resulting from capital transactions	9,955,024	2,590,575	3,399,223
Total increase (decrease) in net assets	9,957,040	2,766,123	3,403,080

NET ASSETS:
Beginning of period	—	—	—
End of period	$9,957,040	$2,766,123	$3,403,080

Undistributed accumulated net investment income (loss) at end of period	$18,874	$2,265	$31,337
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	—	—	—
Shares sold	998,644	222,691	237,208
Shares redeemed	(100,000)	(68,793)	(43,594)
Shares outstanding, end of period	898,644	153,898	193,614
CLASS N
Shares outstanding, beginning of period	—	—	—
Shares sold	139,761	102,553	139,288
Shares redeemed	(85,389)	—	—
Shares outstanding, end of period	54,372	102,553	139,288

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

118	AQR Funds	Semi-Annual Report	June 2013

Statement of Cash Flows	June 30, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$29,661,107
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(3,439,831,712)
Payments to cover short securities	(778,827,847)
Proceeds from securities sold short	778,653,219
Proceeds from sale of securities	3,368,796,496
Realized gain on investments in securities	(41,953,595)
Realized loss on securities sold short and written options	27,108,765
Change in unrealized appreciation on investments in securities	(29,148,621)
Change in unrealized depreciation on securities sold short and written options	25,693,088
Amortization of bond premium	614,864
Increases (decreases) in operating assets:
Due from brokers	(21,279,696)
Unrealized appreciation on forward foreign currency exchange contracts	(1,477,817)
Swaps, at value	(36,811,722)
Unrealized appreciation on futures contracts	(3,366,745)
Receivable for securities sold	(151,103,287)
Foreign tax reclaim	846
Dividends and interest	621,214
Prepaid expenses	106,238
Increases (decreases) in operating liabilities
Due to custodian/broker	1,630,000
Unrealized depreciation on forward foreign currency exchange contracts	(1,332,581)
Swaps, at value	(873,060)
Payable for securities purchased	107,564,598
Collateral received on securities loaned	(46,397)
Accrued Investment advisory fees	51,808
Accrued Distribution fees—Class N	8,443
Dividends on securities sold short	793,990
Other accrued expenses	(112,734)
Net cash used in operating activities	$(164,861,138)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	599,903,750
Payments on shares redeemed	(461,986,694)
Net cash provided by financing activities	$137,917,056
Net change in cash	(26,944,082)
Cash, beginning of period	34,722,274
Cash, end of period	$7,778,192

Supplemental disclosure of cash flow information:

Cash paid during the year for interest in the amount of $1,201,187.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	119

Financial Highlights	June 30, 2013

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.35	0.11	1.01	1.12	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.99	0.20	1.69	1.89	(0.29)	(0.24)	(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.97	0.21	(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$10.00	0.16	1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.32	0.08	1.02	1.10	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.97	0.16	1.70	1.86	(0.27)	(0.24)	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.97	0.16	(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$10.00	0.13	1.25	1.38	(0.33)	(0.08)	(0.41)
AQR GLOBAL EQUITY FUND CLASS Y
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)†,5	$11.35	0.13	1.02	1.15	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†,5	$10.00	0.24	1.70	1.94	(0.35)	(0.24)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.99	0.24	(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$10.00	0.18	1.27	1.45	(0.38)	(0.08)	(0.46)
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.24	0.14	0.39	0.53	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$8.60	0.20	1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.45	0.21	(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$9.78	0.16	0.84	1.00	(0.24)	(0.09)	(0.33)
FOR THE PERIOD ENDED 9/30/09[6]—12/31/09†,5	$10.00	(0.01)	0.22	0.21	(0.14)	(0.29)	(0.43)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.43	0.12	0.40	0.52	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$8.76	0.19	1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$10.61	0.20	(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010[5]	$9.91	0.14	0.88	1.02	(0.23)	(0.09)	(0.32)
FOR THE PERIOD ENDED 9/30/09[6]—12/31/09[5]	$10.00	—	0.20	0.20	—	(0.29)	(0.29)
AQR INTERNATIONAL EQUITY FUND CLASS Y
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)†,5	$10.71	0.17	0.41	0.58	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†,5	$8.98	0.25	1.83	2.08	(0.35)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.89	0.28	(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†,5	$10.16	0.20	0.89	1.09	(0.27)	(0.09)	(0.36)
FOR THE PERIOD ENDED 8/28/09[8]—12/31/09†,5	$10.00	0.03	0.57	0.60	(0.15)	(0.29)	(0.44)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain non-recurring expenses incurred by the Fund were not annualized for the period ended December 31, 2012.
8	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

120	AQR Funds	Semi-Annual Report	June 2013

Financial Highlights	June 30, 2013

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$12.47	9.87%	$1,045,862	0.95%	0.95%	2.36%	1.73%	48%
$11.35	18.95%	$626,448	0.95%	0.94%	1.41%	1.83%	87%
$9.99	(6.68)%	$2,102,815	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$1,841,838	0.79%	0.79%	0.79%	1.41%	72%

$12.42	9.72%	$647,844	1.25%	1.25%	3.15%	1.37%	48%
$11.32	18.67%	$517,504	1.25%	1.24%	1.87%	1.51%	87%
$9.97	(7.03)%	$2,019,253	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$1,497,723	1.10%	1.10%	1.10%	1.28%	72%

$12.50	10.13%	$522,643,246	0.48%	0.47%	0.47%	2.15%	48%
$11.35	19.45%	$474,412,574	0.51%	0.50%	0.51%	2.24%	87%
$10.00	(6.22)%	$397,662,333	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346,157	0.50%	0.50%	0.71%	1.81%	72%

$10.77	5.18%	$204,350,543	0.90%	0.90%	0.90%	2.65%	22%
$10.24	22.87%	$196,971,397	0.91%	0.90%	0.91%	2.17%	74%
$8.60	(15.00)%	$138,229,387	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$85,968,655	0.90%	0.90%	1.03%	1.72%	93%
$9.78	2.20%	$44,016,038	0.90%	0.90%	1.01%	(0.47)%	29%

$10.95	4.99%	$27,959,092	1.27%	1.27%	1.27%	2.27%	22%
$10.43	22.41%	$15,561,822	1.28%	1.27%	1.28%	2.00%	74%
$8.76	(15.27)%	$1,166,515	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$1,472,368	1.25%	1.25%	3.50%	1.51%	93%
$9.91	2.04%	$5,785	1.25%	1.25%	472.86%[7]	(0.07)%	29%

$11.29	5.42%	$517,167,457	0.54%	0.54%	0.54%	3.00%	22%
$10.71	23.26%	$474,563,739	0.56%	0.55%	0.56%	2.52%	74%
$8.98	(14.66)%	$348,681,473	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799,177	0.55%	0.55%	0.77%	2.02%	93%
$10.16	6.08%	$360,491,107	0.55%	0.55%	0.98%	0.99%	29%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	121

Financial Highlights	June 30, 2013

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING DEFENSIVE EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.92	0.11		(0.90)	(0.79)	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	0.10		0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.93	0.09		(0.88)	(0.79)	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	0.08		0.94	1.02	(0.06)	(0.03)	(0.09)
AQR INTERNATIONAL DEFENSIVE EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.67	0.17		0.17	0.34	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	0.10		0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.69	0.14		0.18	0.32	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	0.08		0.68	0.76	(0.03)	(0.04)	(0.07)
AQR U.S. DEFENSIVE EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.16	0.09		1.43	1.52	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	0.14	[7]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR U.S. DEFENSIVE EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.18	0.07		1.44	1.51	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	0.08	[7]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.05	0.09		0.04	0.13	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.89	0.10	[7]	0.24	0.34	(0.13)	(0.05)	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011[5]	$11.15	0.13		(0.02)	0.11	(0.09)	(0.28)	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.80	0.06		0.46	0.52	(0.04)	(0.13)	(0.17)
FOR THE PERIOD ENDED 1/15/09[6]—12/31/09†,5	$10.00	0.13		0.79	0.92	(0.03)	(0.09)	(0.12)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.01	0.07		0.04	0.11	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.85	0.06	[7]	0.24	0.30	(0.09)	(0.05)	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$11.12	0.10		(0.02)	0.08	(0.07)	(0.28)	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.78	0.05		0.43	0.48	(0.01)	(0.13)	(0.14)
FOR THE PERIOD ENDED 1/15/09[6]—12/31/09†,5	$10.00	0.10		0.79	0.89	(0.02)	(0.09)	(0.11)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of operations.
7	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR U.S. Defensive Equity Fund—Class I	$0.11	2.58%
AQR U.S. Defensive Equity Fund—Class N	0.05	1.38
AQR Diversified Arbitrage Fund—Class I	0.08	0.73
AQR Diversified Arbitrage Fund—Class N	0.04	0.42

8	For the year ended December 31, 2010, the Adviser contributed $544,199 into the Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Adviser’s contribution increased the total return by 0.08%.

The accompanying notes are an integral part of these financial statements.

122	AQR Funds	Semi-Annual Report	June 2013

Financial Highlights	June 30, 2013

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$10.13	(7.23)%	$8,621,076	1.05%	1.05%	2.71%	2.05%	44%
$10.92	10.39%	$5,402,251	1.15%	1.15%	4.14%	1.92%	38%

$10.14	(7.23)%	$1,080,691	1.34%	1.33%	3.82%	1.65%	44%
$10.93	10.22%	$1,804,269	1.40%	1.40%	5.41%	1.67%	38%

$11.01	3.19%	$12,490,975	0.79%	0.79%	2.16%	2.99%	75%
$10.67	7.69%	$5,366,031	0.90%	0.90%	5.00%	1.91%	81%

$11.01	2.99%	$1,076,304	1.06%	1.06%	4.04%	2.58%	75%
$10.69	7.62%	$850,270	1.15%	1.15%	6.96%	1.61%	81%

$11.68	14.96%	$19,857,986	0.63%	0.63%	1.32%	1.63%	87%
$10.16	2.34%	$7,841,840	0.75%	0.75%	3.90%	2.90%[7]	141%

$11.69	14.83%	$1,540,886	0.90%	0.90%	2.42%	1.26%	87%
$10.18	2.29%	$420,890	1.00%	1.00%	9.36%	1.70%[7]	141%

$11.18	1.18%	$1,857,940,431	1.69%	1.20%	1.69%	1.59%	217%
$11.05	3.13%	$1,752,723,858	2.30%	1.21%	2.32%	0.88%[7]	312%
$10.89	0.99%	$1,456,748,122	2.75%	1.20%	2.84%	1.18%	298%
$11.15	4.81%[8]	$824,237,659	2.59%	1.20%	2.62%	1.13%	361%
$10.80	9.24%	$160,026,814	2.46%	1.20%	3.25%	1.30%	482%

$11.12	1.00%	$825,819,170	1.94%	1.45%	1.94%	1.33%	217%
$11.01	2.83%	$761,371,466	2.62%	1.52%	2.62%	0.57%[7]	312%
$10.85	0.68%	$651,790,519	3.05%	1.50%	3.08%	0.89%	298%
$11.12	4.52%[8]	$382,758,131	2.89%	1.50%	2.92%	0.85%	361%
$10.78	8.88%	$79,054,890	2.69%	1.50%	3.42%	0.98%	482%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	123

Financial Highlights	June 30, 2013

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$16.06	0.08		1.98	2.06	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$13.89	0.26	[9]	2.16	2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$14.40	0.15		(0.54)	(0.39)	(0.09)	(0.03)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$12.19	0.06		2.21	2.27	(0.02)	(0.04)	(0.06)
FOR THE PERIOD ENDED 7/09/09[8]—12/31/09†,5	$10.00	0.07		2.48	2.55	(0.05)	(0.31)	(0.36)
AQR MOMENTUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$16.05	0.06		1.98	2.04	—	—	—
FOR THE PERIOD ENDED 12/17/12[6]—12/31/12[5]	$16.02	0.01	[9]	0.02	0.03	—	—	—
AQR SMALL CAP MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$16.43	0.07		2.88	2.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$13.89	0.22	[9]	2.50	2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$14.39	0.04		(0.42)	(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$11.40	0.03		3.13	3.16	(0.03)	(0.14)	(0.17)
FOR THE PERIOD ENDED 7/09/09[8]—12/31/09†,5	$10.00	0.04		2.06	2.10	(0.03)	(0.67)	(0.70)
AQR SMALL CAP MOMENTUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$16.43	0.06		2.86	2.92	—	—	—
FOR THE PERIOD ENDED 12/17/12[6]—12/31/12[5]	$16.09	0.02	[9]	0.32	0.34	—	—	—
AQR INTERNATIONAL MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$13.09	0.17		0.67	0.84	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$13.62	0.29		(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$11.98	0.08		1.62	1.70	(0.05)	(0.01)	(0.06)
FOR THE PERIOD ENDED 7/09/09[8]—12/31/09†,5	$10.00	0.04		2.26	2.30	(0.09)	(0.23)	(0.32)
AQR INTERNATIONAL MOMENTUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$13.08	0.22		0.61	0.83	—	—	—
FOR THE PERIOD ENDED 12/17/12[6]—12/31/12[5]	$12.95	—		0.13	0.13	—	—	—
AQR TAX-MANAGED MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.13	0.06		1.37	1.43	—	—	—
FOR THE PERIOD ENDED 1/27/12[8]—12/31/12[5]	$10.00	0.19	[9]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TAX-MANAGED MOMENTUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.13	0.05		1.36	1.41	—	—	—
FOR THE PERIOD ENDED 12/17/12[6]—12/31/12[5]	$11.12	0.01	[9]	—	0.01	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain non-recurring expenses incurred by the Fund were not annualized for the period ended December 31, 2012.
8	Commencement of operations.
9	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Momentum Fund—Class L	$0.24	1.57%
AQR Momentum Fund—Class N	0.01	1.07
AQR Small Cap Momentum Fund—Class L	0.15	1.01
AQR Small Cap Momentum Fund—Class N	0.02	2.93
AQR Tax-Managed Momentum Fund—Class L	0.17	1.76
AQR Tax-Managed Momentum Fund—Class N	0.01	2.28

The accompanying notes are an integral part of these financial statements.

124	AQR Funds	Semi-Annual Report	June 2013

Financial Highlights	June 30, 2013

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$18.12	12.83%	$617,118,812	0.49%	0.49%	0.56%	0.95%	40%
$16.06	17.49%	$490,441,577	0.50%	0.49%	0.58%	1.69%[9]	68%
$13.89	(2.68)%	$302,755,284	0.50%	0.49%	0.67%	1.07%	162%
$14.40	18.60%	$124,491,353	0.49%	0.49%	0.98%	1.37%	180%
$12.19	25.58%	$6,932,575	0.49%	0.49%	5.08%	1.23%	163%

$18.09	12.71%	$73,742,463	0.74%	0.74%	0.86%	0.70%	40%
$16.05	0.19%	$58,421,736	0.75%	0.74%	0.82%	1.19%[9]	68%

$19.38	17.95%	$193,738,926	0.65%	0.65%	0.69%	0.80%	34%
$16.43	19.62%	$145,769,751	0.66%	0.65%	0.72%	1.44%[9]	73%
$13.89	(2.62)%	$100,534,354	0.66%	0.65%	0.85%	0.26%	121%
$14.39	27.69%	$54,504,582	0.65%	0.65%	1.85%	0.66%	380%
$11.40	21.24%	$3,239,605	0.65%	0.65%	7.53%	0.65%	136%

$19.35	17.77%	$124,481	0.90%	0.90%	34.08%	0.63%	34%
$16.43	2.11%	$10,214	0.90%	0.90%	135.33%[7]	3.36%[9]	73%

$13.93	6.42%	$180,168,439	0.65%	0.65%	0.73%	2.37%	67%
$13.09	17.92%	$127,673,412	0.66%	0.65%	0.80%	2.41%	116%
$11.37	(14.42)%	$77,224,911	0.66%	0.65%	0.97%	2.23%	203%
$13.62	14.20%	$62,091,379	0.65%	0.65%	1.46%	1.44%	269%
$11.98	23.08%	$29,762,053	0.65%	0.65%	2.22%	0.63%	160%

$13.91	6.35%	$23,997,399	0.90%	0.90%	1.07%	3.04%	67%
$13.08	1.00%	$11,102	0.90%	0.90%	132.42%[7]	0.25%	116%

$12.56	12.85%	$9,976,496	0.55%	0.54%	1.65%	1.05%	83%
$11.13	13.67%	$6,040,821	0.55%	0.54%	4.57%	1.89%[9]	93%

$12.54	12.67%	$106,459	0.79%	0.79%	24.46%	0.77%	83%
$11.13	0.09%	$10,008	0.79%	0.79%	15.32%[7]	2.41%[9]	93%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	125

Financial Highlights	June 30, 2013

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.15	0.04		2.10		2.14	—	—	—
FOR THE PERIOD ENDED 1/27/12[8]—12/31/12[5]	$10.00	0.19	[9]	1.11		1.30	(0.15)	—	(0.15)
AQR TAX-MANAGED SMALL CAP MOMENTUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.15	0.03		2.08		2.11	—	—	—
FOR THE PERIOD ENDED 12/17/12[6]—12/31/12[5]	$10.91	0.02	[9]	0.22		0.24	—	—	—
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS L
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.24	0.15		0.59		0.74	—	—	—
FOR THE PERIOD ENDED 1/27/12[8]—12/31/12[5]	$10.00	0.23		1.22		1.45	(0.19)	(0.02)	(0.21)
AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.24	0.18		0.54		0.72	—	—	—
FOR THE PERIOD ENDED 12/17/12[6]—12/31/12[5]	$11.14	—		0.10		0.10	—	—	—
AQR CORE EQUITY FUND CLASS L
FOR THE PERIOD ENDED 3/26/13[8]—6/30/13 (Unaudited)[5]	$10.00	0.05		0.40	[10]	0.45	—	—	—
AQR CORE EQUITY FUND CLASS N
FOR THE PERIOD ENDED 3/26/13[8]—6/30/13 (Unaudited)[5]	$10.00	0.02		0.43	[10]	0.45	—	—	—
AQR SMALL CAP CORE EQUITY FUND CLASS L
FOR THE PERIOD ENDED 3/26/13[8]—6/30/13 (Unaudited)[5]	$10.00	0.01		0.78		0.79	—	—	—
AQR SMALL CAP CORE EQUITY FUND CLASS N
FOR THE PERIOD ENDED 3/26/13[8]—6/30/13 (Unaudited)[5]	$10.00	0.01		0.77		0.78	—	—	—
AQR INTERNATIONAL CORE EQUITY FUND CLASS L
FOR THE PERIOD ENDED 3/26/13[8]—6/30/13 (Unaudited)[5]	$10.00	0.12		0.11	[10]	0.23	—	—	—
AQR INTERNATIONAL CORE EQUITY FUND CLASS N
FOR THE PERIOD ENDED 3/26/13[8]—6/30/13 (Unaudited)[5]	$10.00	0.11		0.11	[10]	0.22	—	—	—
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of offering of shares.
7	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain non-recurring expenses incurred by the Fund were not annualized for the period ended December 31, 2012.
8	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

126	AQR Funds	Semi-Annual Report	June 2013

Financial Highlights	June 30, 2013

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$13.29	19.19%	$4,906,590	0.70%	0.70%	2.97%	0.70%	40%
$11.15	13.01%	$3,434,992	0.71%	0.70%	5.77%	1.91%[9]	93%

$13.26	18.92%	$109,407	0.95%	0.95%	25.34%	0.49%	40%
$11.15	2.20%	$10,218	0.95%	0.95%	12.32%[7]	4.19%[9]	93%

$11.98	6.58%	$6,582,747	0.70%	0.70%	2.55%	2.49%	39%
$11.24	14.46%	$5,738,743	0.71%	0.70%	5.28%	2.38%	131%

$11.96	6.41%	$101,274	0.95%	0.95%	25.55%	2.92%	39%
$11.24	0.90%	$10,089	0.95%	0.95%	15.82%[7]	0.15%	131%

$10.45	4.50%	$9,388,889	0.54%	0.54%	2.68%	1.62%	185%

$10.45	4.50%	$568,151	0.79%	0.79%	6.00%	0.80%	185%

$10.79	7.90%	$1,660,361	0.75%	0.75%	6.26%	0.51%	41%

$10.78	7.80%	$1,105,762	1.00%	1.00%	6.81%	0.20%	41%

$10.23	2.30%	$1,979,730	0.70%	0.70%	5.62%	4.30%	63%

$10.22	2.20%	$1,423,350	0.95%	0.95%	6.32%	3.90%	63%
9	For the year ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Tax-Managed Small Cap Momentum Fund—Class L	$0.12	1.26%
AQR Tax-Managed Small Cap Momentum Fund—Class N	0.02	3.54

10	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	127

Notes to Financial Statements (Unaudited)	June 30, 2013

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust consists of twenty-one active series, of which fifteen of the active series are presented in this book and the remaining six active series are reported in a separate book, (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Diversified Arbitrage Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund. The Advisor has retained CNH Partners, LLC (“the Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund.

The investment objective of the AQR Global Equity Fund is to seek long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform, after expenses, the MSCI World Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is to seek long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform, after expenses, the MSCI EAFE Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR Emerging Defensive Equity Fund is to seek total return. The Fund pursues a “defensive” strategy that provides exposure to emerging stock markets. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR International Defensive Equity Fund is to seek total return. The Fund pursues a “defensive” strategy that provides exposure to international stock markets. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR U.S. Defensive Equity Fund is to seek total return. The Fund pursues a “defensive” strategy that provides exposure to the U.S. stock market. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR Diversified Arbitrage Fund is to seek positive absolute returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform, after expenses, the BofA Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The Fund offers Class I and Class N shares.

128	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Advisor considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund offers Class L and Class N shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Fund offers Class L and Class N shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Advisor determines to have positive momentum. The Fund offers Class L and Class N shares.

The investment objective of the AQR Tax-Managed Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L and Class N shares.

The investment objective of the AQR Tax-Managed Small Cap Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L and Class N shares.

The investment objective of the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Advisor determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L and Class N shares.

The investment objective of the AQR Core Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to be attractively valued with positive momentum and a stable business. The Fund offers Class L and Class N shares.

The investment objective of the AQR Small Cap Core Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index

AQR Funds	Semi-Annual Report	June 2013	129

Notes to Financial Statements (Unaudited)	June 30, 2013

futures, equity index swaps and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to be attractively valued with positive momentum and a stable business. The Fund offers Class I and Class N shares.

The investment objective of the AQR International Core Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of non-U.S. companies that the Advisor determines to be attractively valued with positive momentum and a stable business. The Fund offers Class I and Class N shares.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

130	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed, these differences could be material.

Loan Participations and Assignments: The Diversified Arbitrage Fund invests in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of fees of $1,016,586, incurred by the Diversified Arbitrage Fund is included in dividend and interest on securities sold short in the Statements of Operations.

AQR Funds	Semi-Annual Report	June 2013	131

Notes to Financial Statements (Unaudited)	June 30, 2013

Futures Contracts: Certain Funds invest in futures contracts. The Funds invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Changes in market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed, and are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is presented as Due from Broker on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: The AQR Diversified Arbitrage Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific

132	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

High Yield Securities: The AQR Diversified Arbitrage Fund invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: Certain Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (includes Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities and money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net by derivative type and counterparty when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

AQR Funds	Semi-Annual Report	June 2013	133

Notes to Financial Statements (Unaudited)	June 30, 2013

Options: The AQR Diversified Arbitrage Fund may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended June 30, 2013 for the AQR Diversified Arbitrage Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2012	(3,986)	$(183,593)
Options written	(114,508)	(2,103,803)
Options expired	26,728	1,147,203
Options exercised	12,509	160,356
Options outstanding, June 30, 2013	(79,257)	$(979,837)

Securities Lending: Certain Funds may lend securities to brokers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Securities lending income, net on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the Securities Lending Agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Funds and the lending agent.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

134	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of June 30, 2013, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Securities Transactions and Investment Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income/expense is recorded on the ex-dividend date.

Allocation of Income and Expenses: In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or some other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs: Costs incurred by the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund in connection with the organization of those Funds, including professional and incorporation fees, are fully expensed by the end of the fiscal year. Offering costs, including professional fees, printing fees and the offering of the initial registration, are amortized over a twelve month period from the date the Funds commenced operations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency and forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities

AQR Funds	Semi-Annual Report	June 2013	135

Notes to Financial Statements (Unaudited)	June 30, 2013

transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from Broker represents cash balances on deposit with the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Distributions to Shareholders: The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Federal Income Tax Matters

At June 30, 2013, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Global Equity Fund	$437,012,156	$82,767,040	$(8,669,611)	$74,097,429
AQR International Equity Fund	640,319,367	104,146,466	(26,805,992)	77,340,474
AQR Emerging Defensive Equity Fund	9,631,544	520,732	(656,177)	(135,445)
AQR International Defensive Equity Fund	13,587,028	553,776	(597,450)	(43,674)
AQR U.S. Defensive Equity Fund	20,508,885	1,413,032	(158,672)	1,254,360
AQR Diversified Arbitrage Fund	2,687,478,057	110,438,807	(68,692,461)	41,746,346
AQR Momentum Fund	707,283,368	115,815,353	(5,936,222)	109,879,131
AQR Small Cap Momentum Fund	215,267,349	42,448,345	(4,375,907)	38,072,438
AQR International Momentum Fund	188,891,857	23,392,991	(5,587,359)	17,805,632
AQR Tax-Managed Momentum Fund	9,077,785	1,108,366	(80,027)	1,028,339
AQR Tax-Managed Small Cap Momentum Fund	4,224,617	1,020,724	(99,005)	921,719
AQR Tax-Managed International Momentum Fund	6,034,410	832,222	(195,557)	636,665
AQR Core Equity Fund	9,876,327	170,022	(217,970)	(47,948)
AQR Small Cap Core Equity Fund	2,616,095	223,624	(55,826)	167,798
AQR International Core Equity Fund	3,430,250	120,939	(138,512)	(17,573)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

The AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund commenced operations on January 27, 2012.

136	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

The AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund and AQR U.S. Defensive Equity Fund commenced operations on July 9, 2012.

The AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund commenced operations on March 26, 2013.

As of December 31, 2012, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

FUND	SHORT-TERM	LONG TERM	YEAR OF EXPIRATION
AQR International Equity Fund	$4,938,860	$—	N/A
AQR Momentum Fund	7,901,396	—	N/A
AQR International Momentum Fund	107,993	—	2018
AQR International Momentum Fund	10,946,594	219,017	N/A

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on

AQR Funds	Semi-Annual Report	June 2013	137

Notes to Financial Statements (Unaudited)	June 30, 2013

available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, total return and credit default swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis

138	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade executions prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, model prices are reviewed against available third party model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the relationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of June 30, 2013 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$281,062,318	$190,818,490	$—	$471,880,808
Preferred Stocks†	—	5,086,308	—	5,086,308
Rights†	—	813	—	813
Money Market Funds	—	34,141,656	—	34,141,656
Total Return Swap Contracts*	—	49,037	—	49,037

Total Assets	$281,062,318	$230,096,304	$—	$511,158,622

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(667,732)	$—	$(667,732)
Futures Contracts*	(218,212)	—	—	(218,212)

Total Liabilities	$(218,212)	$(667,732)	$—	$(885,944)

*   Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

† Please refer to the Schedule of Investments to view securities segregated by country.

AQR Funds	Semi-Annual Report	June 2013	139

Notes to Financial Statements (Unaudited)	June 30, 2013

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$656,532,735	$—	$656,532,735
Preferred Stocks†	—	10,222,425	—	10,222,425
Rights†	—	3,078	—	3,078
Money Market Funds	—	50,901,603	—	50,901,603
Forward Foreign Currency Exchange Contracts*	—	95,651	—	95,651
Futures Contracts*	150,140	—	—	150,140
Total Return Swap Contracts*	—	165,178	—	165,178

Total Assets	$150,140	$717,920,670	$—	$718,070,810

*   Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

† Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,750,298	$6,353,261	$—	$9,103,559
Exchange-Traded Funds	256,876	—	—	256,876
Preferred Stocks†	84,182	—	—	84,182
Money Market Funds	—	51,482	—	51,482

Total Assets	$3,091,356	$6,404,743	$—	$9,496,099

† Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,135,900	$10,103,919	$—	$12,239,819
Exchange-Traded Funds	931,794	—	—	931,794
Preferred Stocks†	—	75,128	—	75,128
Rights†	—	364	—	364
Money Market Funds	—	296,249	—	296,249

Total Assets	$3,067,694	$10,475,660	$—	$13,543,354

† Please refer to the Schedule of Investments to view securities segregated by country.

140	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$19,175,342	$—	$—	$19,175,342
Exchange-Traded Funds	1,788,592	—	—	1,788,592
Money Market Funds	—	799,311	—	799,311

Total Assets	$20,963,934	$799,311	$—	$21,763,245

† Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,116,651,989	$42,012,342	$30,744,150	$1,189,408,481
Convertible Preferred Stocks†	8,295,524	10,101,663	25,062,334	43,459,521
Corporate Bonds†	—	282,105,354	34,930,601	317,035,955
Convertible Bonds†	—	204,564,254	3,365,351	207,929,605
Bank Loans†	—	21,500,824	—	21,500,824
Closed End Funds	65,179,286	—	—	65,179,286
Preferred Stocks†	617,625	3,819,070	20,183,807	24,620,502
Rights†	—	—	2,835	2,835
Short-Term Investments	—	120,664,273	—	120,664,273
Warrants†	22,198,750	2,605,825	3,256,149	28,060,724
Money Market Funds	—	679,448,713	—	679,448,713
Purchased Options	31,854,174	—	59,510	31,913,684
Forward Foreign Currency Exchange Contracts*	—	1,477,817	—	1,477,817
Futures Contracts*	4,188,279	—	—	4,188,279
Total Return Basket Swaps Contracts*	—	37,089,946	—	37,089,946
Total Assets	$1,248,985,627	$1,405,390,081	$117,604,737	$2,771,980,445
AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Common Stocks (Sold Short)†	$(546,033,484)	$(6,109,532)	$—	$(552,143,016)
Closed End Funds (Sold Short)	(1,373)	—	—	(1,373)
Exchange-Traded Funds (Sold Short)	(21,798,327)	—	—	(21,798,327)
Preferred Stocks (Sold Short)†	—	(13,572,295)	—	(13,572,295)
Written Options (Sold Short)*	(4,622,142)	(36,274)	(544)	(4,658,960)
Credit Default Swap Contracts*	—	(4,580,074)	—	(4,580,074)

Total Liabilities	$(572,455,326)	$(24,298,175)	$(544)	$(596,754,045)

*   Derivative instruments, including futures, total return basket swaps and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap and option contracts are reported at market value.

† Please refer to the Schedule of Investments to view securities segregated by industry type.

AQR Funds	Semi-Annual Report	June 2013	141

Notes to Financial Statements (Unaudited)	June 30, 2013

Quantitative Information about Level 3 Fair Value Measurements**

	FAIR VALUE AT 6/30/2013	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT(S)	RANGE

Common Stocks	$5,686,950	Liquidity Discount	Underlying Price Liquidity Discount	$0.008 — $4.20 41.95% — 50.00%

Preferred Stocks	$2,759,291	Jump Diffussion Model*	Credit Spread Liquidity Discount	790 — 920 bps 1.73% — 5.53%

Convertible Preferred Stocks	$157,920	Jump Diffussion Model*	Underlying Price Volatility Credit Spread Liquidity Discount	$0.25 150.0% 3000 bps 25.0%

Corporate Bonds	$1,304,826	Discounted Cash Flow Model	Volitility Credit Spread Liquidity Discount	40.0% 1000 — 2500 bps 5.0% — 10.0%

Convertible Bonds	$3,326,611	Jump Diffussion Model*	Underlying Price Volatility Credit Spread Liquidity Discount	$0.0035 — $4.80 42.0% — 75.0% 1200 — 5000 bps 1.5% — 72.5%

Warrants	$1,944,664	Black Scholes Model	Underlying Price Volatility Liquidity Discount	$0.0029 — $6.9 40.0% — 150.0% 10.0% — 77.5%

*	The Jump Diffusion Model extends the classical Black-Scholes Model by taking bankruptcy into consideration, and derives a partial differential equation for pricing a convertible bond or stock. The essential inputs to the model are stock volatility and default probability, which is typically approximated with credit spread.
**	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2013, the value of these securities was $102,364,966. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

142	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCK	CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCK
Balance as of December 31, 2012	$24,333,266	$8,469,674	$89,519,605	$26,292,911	$—
Accrued discounts/(premiums)	—	—	(14,836)	1,683	—
Realized gain/(loss)	712,956	(123,854)	(299,778)	(208,994)	3
Change in unrealized appreciation/ (depreciation)	(195,118)	926,740	1,609,011	(1,248,958)	113,147
Purchases	15,216,533	11,682,707	7,685,183	164,160	19,850,663
Sales	(28,330,194)	(8,066,284)	(27,761,793)	(21,635,451)	(6)
Transfers in to Level 3	19,629,936	12,173,351	12,209,158	—	220,000
Transfers out of Level 3	(623,229)	—	(48,015,949)	—	—
Balance as of June 30, 2013	$30,744,150	$25,062,334	$34,930,601	$3,365,351	$20,183,807
Change in Unrealized appreciation/ (depreciation) for securities still held at June 30, 2013	$281,578	$1,119,299	$1,237,207	$(1,403,091)	$113,147

AQR DIVERSIFIED ARBITRAGE FUND	RIGHTS	WARRANTS	PURCHASED OPTIONS	SHORT COMMON STOCK	WRITTEN OPTION
Balance as of December 31, 2012	$2,835	$2,824,399	$—	$(32,207)	$—
Accrued discounts/(premiums)	—	—	—	—	—
Realized gain/(loss)	—	771,463	—	890,422	—
Change in unrealized appreciation/ (depreciation)	—	168,977	(1,216,682)	(858,215)	(408)
Purchases	—	347	1,276,192	—	—
Sales	—	(778,051)	—	—	—
Transfers in to Level 3	—	728,418	—	—	(136)
Transfers out of Level 3	—	(459,404)	—	—	—
Balance as of June 30, 2013	$2,835	$3,256,149	$59,510	$—	$(544)
Change in Unrealized appreciation/ (depreciation) for securities still held at June 30, 2013	$—	$637,018	$(1,216,682)	$—	$(408)

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$682,771,618	$—	$—	$682,771,618
Money Market Funds	—	134,390,881	—	134,390,881

Total Assets	$682,771,618	$134,390,881	$—	$817,162,499

Liabilities
Futures Contracts*	$(10,558)	$—	$—	$(10,558)

Total Liabilities	$(10,558)	$—	$—	$(10,558)

*   Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

† Please refer to the Schedule of Investments to view securities segregated by industry type.

AQR Funds	Semi-Annual Report	June 2013	143

Notes to Financial Statements (Unaudited)	June 30, 2013

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$192,818,211	$57,304	$14,729	$192,890,244
Preferred Stocks†	—	47,200	—	47,200
Rights†	—	—	—	—
Warrants†	417	—	—	417
Money Market Funds	—	60,401,926	—	60,401,926
Futures Contracts*	4,066	—	—	4,066

Total Assets	$192,822,694	$60,506,430	$14,729	$253,343,853

*   Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

† Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $14,729 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2013 is $0.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$8,264,027	$193,333,850	$—	$201,597,877
Preferred Stocks†	—	—	6,356	6,356
Rights†	—	—	—	—
Money Market Funds	—	5,093,256	—	5,093,256
Futures Contracts*	6,817	—	—	6,817

Total Assets	$8,270,844	$198,427,106	$6,356	$206,704,306

*   Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

† Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $6,356 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2013 is $2,020.

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$9,770,463	$—	$—	$9,770,463
Exchange-Traded Funds	123,368	—	—	123,368
Money Market Funds	—	212,293	—	212,293

Total Assets	$9,893,831	$212,293	$—	$10,106,124

† Please refer to the Schedule of Investments to view securities segregated by industry type.

144	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$4,936,987	$—	$—	$4,936,987
Exchange-Traded Funds	25,261	—	—	25,261
Money Market Funds	—	184,088	—	184,088

Total Assets	$4,962,248	$184,088	$—	$5,146,336

† Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$311,497	$6,243,870	$—	$6,555,367
Exchange-Traded Funds	56,978	—	—	56,978
Preferred Stocks†	—	—	237	237
Rights†	—	—	—	—
Money Market Funds	—	58,493	—	58,493

Total Assets	$368,475	$6,302,363	$237	$6,671,075

† Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $237 are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2013 is $75.

AQR CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$9,669,421	$—	$—	$9,669,421
Exchange-Traded Funds	57,444	—	—	57,444
Money Market Funds	—	101,514	—	101,514

Total Assets	$9,726,865	$101,514	$—	$9,828,379

† Please refer to the Schedule of Investments to view securities segregated by industry type.

AQR Funds	Semi-Annual Report	June 2013	145

Notes to Financial Statements (Unaudited)	June 30, 2013

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR SMALL CAP CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,740,477	$—	$—	$2,740,477
Exchange-Traded Funds	14,866	—	—	14,866
Money Market Funds	—	28,550	—	28,550

Total Assets	$2,755,343	$28,550	$—	$2,783,893

† Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR INTERNATIONAL CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$242,403	$3,095,383	$—	$3,337,786
Exchange-Traded Funds	40,109	—	—	40,109
Money Market Funds	—	34,782	—	34,782

Total Assets	$282,512	$3,130,165	$—	$3,412,677

† Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

5. Investment Transactions

During the period ended June 30, 2013, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Global Equity Fund	$237,918,435	$223,306,631	$—	$—
AQR International Equity Fund	205,994,836	145,974,751	—	—
AQR Emerging Defensive Equity Fund	6,577,622	3,476,852	—	—
AQR International Defensive Equity Fund	14,447,582	7,180,208	—	—
AQR U.S. Defensive Equity Fund	23,777,597	12,408,368	—	—
AQR Diversified Arbitrage Fund	4,147,275,720	3,224,770,674	776,549,416	775,812,213
AQR Momentum Fund	319,485,852	250,054,881	—	—
AQR Small Cap Momentum Fund	82,396,956	58,755,662	—	—
AQR International Momentum Fund	183,680,586	114,426,384	—	—
AQR Tax-Managed Momentum Fund	10,597,499	6,294,535	—	—
AQR Tax-Managed Small Cap Momentum Fund	2,509,367	1,655,886	—	—
AQR Tax-Managed International Momentum Fund	3,086,800	2,501,562	—	—
AQR Core Equity Fund	17,565,186	7,821,438	—	—
AQR Small Cap Core Equity Fund	3,508,694	926,634	—	—
AQR International Core Equity Fund	5,064,886	1,659,881	—	—

146	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The values of such derivative instruments reflected in the Statements of Assets and Liabilities at June 30, 2013 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Global Equity Fund	$1,689,373	$49,037	$—	$1,907,585	$—	$—	$—
AQR International Equity Fund	3,058,956	165,178	—	2,908,816	—	—	—
AQR Diversified Arbitrage Fund	3,231,280	37,089,946	—	—	—	—	4,658,960
AQR Momentum Fund	—	—	—	10,558	—	—	—
AQR Small Cap Momentum Fund	4,066	—	—	—	—	—	—
AQR International Momentum Fund	6,817	—	—	—	—	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,384,546	—	—	3,052,278	—
AQR International Equity Fund	—	—	4,697,213	—	—	4,601,562	—
AQR Diversified Arbitrage Fund	—	—	1,790,160	—	—	312,343	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	956,999	—	—	—	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	4,580,074	—	—

Netting:
AQR Global Equity Fund	(1,689,373)	—	(2,384,546)	(1,689,373)	—	(2,384,546)	—
AQR International Equity Fund	(2,908,816)	—	(4,601,562)	(2,908,816)	—	(4,601,562)	—
AQR Diversified Arbitrage Fund	—	(4,580,074)	(312,779)	—	(4,580,074)	(312,779)	—

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	—	49,037	—	218,212	—	667,732	—
AQR International Equity Fund	150,140	165,178	95,651	—	—	—	—
AQR Diversified Arbitrage Fund	4,188,279	32,509,872	1,477,817	—	—	—	4,658,960
AQR Momentum Fund	—	—	—	10,558	—	—	—
AQR Small Cap Momentum Fund	4,066	—	—	—	—	—	—
AQR International Momentum Fund	6,817	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	June 2013	147

Notes to Financial Statements (Unaudited)	June 30, 2013

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2013:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS					NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS	*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS	*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Global Equity Fund	$6,471,045	$(464,510)		$—	$—	$(391,194)	$137,795		$—	$—
AQR International Equity Fund	17,060,370	(2,676,377)		—	—	(1,062,219)	118,618		—	—
AQR Diversified Arbitrage Fund	(19,038,269)	(28,570,794)		—	1,303,134	2,338,583	41,351,470		—	(3,715,964)
AQR Momentum Fund	1,087,475	—		—	—	(25,580)	—		—	—
AQR Small Cap Momentum Fund	419,545	—		—	—	(23,207)	—		—	—
AQR International Momentum Fund	28,678	—		—	—	6,817	—		—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—		6,003,449	—	—	—		(6,213,999)	—
AQR International Equity Fund	—	—		7,848,867	—	—	—		(7,441,307)	—
AQR Diversified Arbitrage Fund	—	—		2,478,810	—	—	—		2,810,398	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	41,251	—		—	—	1,028,162	—		—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(6,200,615)		—	—	—	(5,329,659)		—	—

*	Swaps and swaps on futures are combined for financial reporting purposes.

For swaps, futures and forward foreign currency exchange contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, as amended by ASU No. 2013-01 clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions to the extent they are subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure requirements for the current reporting period.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

148	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

AQR GLOBAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$1,689,373	$(1,689,373)	$ —	$ —	$ —	$ —
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	2,384,546	(2,384,546)	—	—	—	—
	Total Return Swap Contracts	49,037	—	49,037	(49,037)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,122,956	(4,073,919)	49,037	(49,037)	—	—
J.P. Morgan	Securities Lending	265,338	—	265,338	—	(265,338)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		265,338	—	265,338	—	(265,338)	—

Total financial instruments		$4,388,294	$(4,073,919)	$314,375	$(49,037)	$(265,338)	$ —

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Futures Contracts	$1,907,585	$(1,689,373)	$218,212	$ —	$(218,212)	$ —
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	3,052,278	(2,384,546)	667,732	(49,037)	(618,695)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		4,959,863	(4,073,919)	885,944	(49,037)	(836,907)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$4,959,863	$(4,073,919)	$885,944	$(49,037)	$(836,907)	$ —

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $13,467.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $9,276,010.

AQR Funds	Semi-Annual Report	June 2013	149

Notes to Financial Statements (Unaudited)	June 30, 2013

AQR INTERNATIONAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$3,058,956	$(2,908,816)	$150,140	$ —	$ —	$150,140
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	4,697,213	(4,601,562)	95,651	—	—	95,651
	Total Return Swap Contracts	165,178	—	165,178	—	—	165,178
Total financial instruments subject to a master netting arrangement or similar arrangement		7,921,347	(7,510,378)	410,969	—	—	410,969
J.P. Morgan	Securities Lending	55,655	—	55,655	—	(55,655)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		55,655	—	55,655	—	(55,655)	—

Total financial instruments		$7,977,002	$(7,510,378)	$466,624	$ —	$(55,655)	$410,969

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Futures Contracts	$2,908,816	$(2,908,816)	$ —	$ —	$ —	$ —
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	4,601,562	(4,601,562)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		7,510,378	(7,510,378)	—	—	—	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$7,510,378	$(7,510,378)	$ —	$ —	$ —	$ —

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $5,193.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $16,304,766.

150	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

AQR DIVERSIFIED ARBITRAGE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$3,231,280	$—	$3,231,280	$—	$—	$3,231,280
Deutsche Bank	Total Return Basket Swaps Contracts	98,082	—	98,082	—	—	98,082
J.P. Morgan	Futures Contracts	956,999	—	956,999	—	—	956,999
	Total Return Basket Swaps Contracts	36,991,864	—	36,991,864	—	—	36,991,864
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,790,160	(312,343)	1,477,817	—	(1,477,817)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		43,068,385	(312,343)	42,756,042	—	(1,477,817)	41,278,225
J.P. Morgan	Securities Lending	51,999	—	51,999	—	(51,999)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		51,999	—	51,999	—	(51,999)	—

Total financial instruments		$43,120,384	$(312,343)	$42,808,041	$—	$(1,529,816)	$41,278,225

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Bank of America	Credit Default Swap Contracts	$38,115	$—	$38,115	$—	$(622)	$37,493
CitiBank	Credit Default Swap Contracts	4,541,959	—	4,541,959	—	(4,541,959)	—
J.P. Morgan	Written Options	4,658,960	—	4,658,960	—	—	4,658,960
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	312,343	(312,343)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		9,551,377	(312,343)	9,239,034	—	(4,542,581)	4,696,453
Total financial instruments not subject to a master netting arrangement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$9,551,377	$(312,343)	$9,239,034	$—	$(4,542,581)	$4,696,453

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $215,737.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $316,176,051.

AQR Funds	Semi-Annual Report	June 2013	151

Notes to Financial Statements (Unaudited)	June 30, 2013

AQR MOMENTUM FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
J.P. Morgan	Securities Lending	$117,442,602	$ —	$117,442,602	$ —	$(117,442,602)	$ —
Total financial instruments not subject to a master netting arrangement or similar arrangement		117,442,602	—	117,442,602	—	(117,442,602)	—

Total financial instruments		$117,442,602	$ —	$117,442,602	$ —	$(117,442,602)	$ —

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Futures Contracts	$10,558	$ —	$10,558	$ —	$(10,558)	$ —
Total financial instruments subject to a master netting arrangement or similar arrangement		10,558	—	10,558	—	(10,558)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$10,558	$ —	$10,558	$ —	$(10,558)	$ —

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $3,596,114.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $204,355.

152	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

AQR SMALL CAP MOMENTUM FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$4,066	$—	$4,066	$—	$—	$4,066
Total financial instruments subject to a master netting arrangement or similar arrangement		4,066	—	4,066	—	—	4,066
J.P. Morgan	Securities Lending	54,406,226	—	54,406,226	—	(54,406,226)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		54,406,226	—	54,406,226	—	(54,406,226)	—

Total financial instruments		$54,410,292	$—	$54,410,292	$—	$(54,406,226)	$4,066

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $2,615,587. In addition, collateral pledged to the counterparty was $42,751.

AQR INTERNATIONAL MOMENTUM FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$6,817	$—	$6,817	$—	$—	$6,817
Total financial instruments subject to a master netting arrangement or similar arrangement		6,817	—	6,817	—	—	6,817
J.P. Morgan	Securities Lending	318,122	—	318,122	—	(318,122)	—
Total financial instruments not subject to a master netting arrangement or similar arrangement		318,122	—	318,122	—	(318,122)	—

Total financial instruments		$324,939	$—	$324,939	$—	$(318,122)	$6,817

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $19,043. In addition, collateral pledged to the counterparty was $44,678.

AQR Funds	Semi-Annual Report	June 2013	153

Notes to Financial Statements (Unaudited)	June 30, 2013

For the period ended June 30, 2013, the quarterly average values of the derivatives held by the Funds were as follows:

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
Futures Contracts*
Average Notional Balance Long	$107,679,878	$163,172,307	$—	$5,233,702	$1,533,070	$983,820
Average Notional Balance Short	69,678,060	79,270,580	521,801,169	—	—	—

Forward Foreign Currency Exchange Contracts*
Average Value Purchased	191,665,990	332,633,102	25,934,488	—	—	—
Average Value Sold	185,639,706	268,426,038	144,454,262	—	—	—

Exchange-Traded Options*
Average Value of Contracts Written	—	—	1,839,724	—	—	—

Credit Default Swaps*
Average Notional Balance — Buy Protection	—	—	276,570,250	—	—	—
Average Notional Balance — Sell Protection	—	—	114,796,833	—	—	—

Total Return Swaps*
Average Notional Balance —Long	8,649,410	—	—	—	—	—
Average Notional Balance —Short	5,038,391	13,150,085	—	—	—	—

Total Return Basket Swaps*
Average Notional of Underlying Positions — Long	—	—	1,188,104,717	—	—	—
Average Notional of Underlying Positions — Short	—	—	877,061,105	—	—	—

*	Values as of each quarter end are used to calculate the average represented.

The Funds’ derivative contracts held at June 30, 2013, are not accounted for as hedging instruments under GAAP.

7. Investment Advisory and Other Agreements

The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, or an Investment Management Agreement, dated June 10, 2010, as amended, entered into by the Trust, on behalf of the Funds (together, the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Advisor provides persons satisfactory to

154	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

the Funds’ Board of Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Advisor a management fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45
AQR Emerging Defensive Equity Fund	0.60	*
AQR International Defensive Equity Fund	0.40	**
AQR U.S. Defensive Equity Fund	0.30	***
AQR Diversified Arbitrage Fund	1.00
AQR Momentum Fund	0.25
AQR Small Cap Momentum Fund	0.35
AQR International Momentum Fund	0.35
AQR Tax-Managed Momentum Fund	0.30
AQR Tax-Managed Small Cap Momentum Fund	0.40
AQR Tax-Managed International Momentum Fund	0.40
AQR Core Equity Fund	0.30
AQR Small Cap Core Equity Fund	0.45
AQR International Core Equity Fund	0.40

*	The AQR Emerging Defensive Equity Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.60% on the first $1 billion of net assets; the second tier charges 0.575% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.55% on net assets in excess of $3 billion.
**	The AQR International Defensive Equity Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.40% on the first $1 billion of net assets; the second tier charges 0.375% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.35% on net assets in excess of $3 billion.
***	The AQR U.S. Defensive Equity Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.30% on the first $1 billion of net assets; the second tier charges 0.275% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.25% on net assets in excess of $3 billion.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2014, unless otherwise noted. The Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS L	CLASS N
AQR Global Equity Fund	0.95%	—%	1.25%
AQR International Equity Fund	—	—	1.30
AQR Emerging Defensive Equity Fund	0.90	—	1.15
AQR International Defensive Equity Fund	0.65	—	0.90
AQR U.S. Defensive Equity Fund	0.49	—	0.74
AQR Diversified Arbitrage Fund	1.20	—	1.50
AQR Momentum Fund	—	0.49	0.74
AQR Small Cap Momentum Fund	—	0.65	0.90
AQR International Momentum Fund	—	0.65	0.90
AQR Tax-Managed Momentum Fund	—	0.54	0.79
AQR Tax-Managed Small Cap Momentum Fund	—	0.70	0.95
AQR Tax-Managed International Momentum Fund	—	0.70	0.95
AQR Core Equity Fund*	—	0.54	0.79
AQR Small Cap Core Equity Fund*	—	0.75	1.00
AQR International Core Equity Fund*	—	0.70	0.95

*	This arrangement will continue at least through April 30, 2015 for Class L and N.

AQR Funds	Semi-Annual Report	June 2013	155

Notes to Financial Statements (Unaudited)	June 30, 2013

The Trust and the Advisor had previously entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor had agreed to waive its fee and/or reimburse each Fund from January 1, 2013 through April 30, 2013 for AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund and AQR U.S. Defensive Equity Fund. The Advisor had agreed to waive and/or reimburse the Funds to the extent that the total annual fund operating expense ratios exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS L
AQR International Equity Fund	1.00%	—%
AQR Emerging Defensive Equity Fund	1.15	1.40
AQR International Defensive Equity Fund	0.90	1.15
AQR U.S. Defensive Equity Fund	0.75	1.00

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended June 30, 2013, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at June 30, 2013 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2013	TOTAL POTENTIAL RECOUPMENT AMOUNT	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2013	2014	2015	2016

AQR GLOBAL EQUITY FUND
Class I	$6,227	$46,214	$—	$30,212	$9,775	$6,227
Class N	5,713	47,569	—	31,920	9,936	5,713
Class Y	—	196,805	196,805	—	—	—

Totals	$11,940	$290,588	$196,805	$62,132	$19,711	$11,940

AQR INTERNATIONAL EQUITY FUND
Class I	$—	$9,533	$9,533	$—	$—	$—
Class N	—	31,222	19,745	11,477	—	—
Class Y	—	199,346	199,346	—	—	—

Totals	$—	$240,101	$228,624	$11,477	$—	$—

AQR EMERGING DEFENSIVE EQUITY FUND
Class I	$61,425	$153,185	$—	$—	$91,760	$61,425
Class N	19,072	51,787	—	—	32,715	19,072

Totals	$80,497	$204,972	$—	$—	$124,475	$80,497

AQR INTERNATIONAL DEFENSIVE EQUITY FUND
Class I	$69,660	$149,601	$—	$—	$79,941	$69,660
Class N	14,076	57,551	—	—	43,475	14,076

Totals	$83,736	$207,152	$—	$—	$123,416	$83,736

156	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2013	TOTAL POTENTIAL RECOUPMENT AMOUNT	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2013	2014	2015	2016

AQR U.S. DEFENSIVE EQUITY FUND
Class I	$50,409	$115,747	$—	$—	$65,338	$50,409
Class N	12,578	51,407	—	—	38,829	12,578

Totals	$62,987	$167,154	$—	$—	$104,167	$62,987

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$—	$1,384,501	$129,192	$1,027,719	$227,590	$—
Class N	—	8,388	8,388	—	—	—

Totals	$—	$1,392,889	$137,580	$1,027,719	$227,590	$—

AQR MOMENTUM FUND
Class L	$199,932	$1,118,067	$165,059	$418,356	$334,720	$199,932
Class N	39,908	41,064	—	—	1,156	39,908

Totals	$239,840	$1,159,131	$165,059	$418,356	$335,876	$239,840

AQR SMALL CAP MOMENTUM FUND
Class L	$38,492	$452,837	$168,573	$171,630	$74,142	$38,492
Class N	13,833	14,353	—	—	520	13,833

Totals	$52,325	$467,190	$168,573	$171,630	$74,662	$52,325

AQR INTERNATIONAL MOMENTUM FUND
Class L	$73,156	$710,163	$266,187	$230,607	$140,213	$73,156
Class N	13,412	13,932	—	—	520	13,412

Totals	$86,568	$724,095	$266,187	$230,607	$140,733	$86,568

AQR TAX-MANAGED MOMENTUM FUND
Class L	$49,587	$172,703	$—	$—	$123,116	$49,587
Class N	9,668	9,729	—	—	61	9,668

Totals	$59,255	$182,432	$—	$—	$123,177	$59,255

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND
Class L	$53,341	$181,216	$—	$—	$127,875	$53,341
Class N	10,100	10,152	—	—	52	10,100

Totals	$63,441	$191,368	$—	$—	$127,927	$63,441

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND
Class L	$66,278	$227,212	$—	$—	$160,934	$66,278
Class N	9,966	10,029	—	—	63	9,966

Totals	$76,244	$237,241	$—	$—	$160,997	$76,244

AQR CORE EQUITY FUND
Class L	$34,947	$34,947	$—	$—	$—	$34,947
Class N	14,332	14,332	—	—	—	14,332

Totals	$49,279	$49,279	$—	$—	$—	$49,279

AQR Funds	Semi-Annual Report	June 2013	157

Notes to Financial Statements (Unaudited)	June 30, 2013

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2013	TOTAL POTENTIAL RECOUPMENT AMOUNT	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2013	2014	2015	2016

AQR SMALL CAP CORE EQUITY FUND
Class L	$27,213	$27,213	$—	$—	$—	$27,213
Class N	23,230	23,230	—	—	—	23,230

Totals	$50,443	$50,443	$—	$—	$—	$50,443

AQR INTERNATIONAL CORE EQUITY FUND
Class L	$32,104	$32,104	$—	$—	$—	$32,104
Class N	25,104	25,104	—	—	—	25,104

Totals	$57,208	$57,208	$—	$—	$—	$57,208

The Advisor has agreed to forgo future recoupments incurred in the current period pertaining to Shareholder Servicing Fee Waivers expiring on December 31, 2013 of $447,840 and $429,810 for the AQR Global Equity Fund and AQR International Equity Fund, respectively.

During the period ended June 30, 2013, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS Y
AQR International Equity Fund	$16,887	$—	$46,804
AQR Diversified Arbitrage Fund	—	45,569	—

Pursuant to the Sub-Advisory Agreement between the Sub-Advisor, the Advisor and the Trust, the Advisor will pay the Sub-Advisor an annual fee, payable monthly, at the annual rate of 1.00% of the average daily net assets for AQR Diversified Arbitrage Fund.

J.P. Morgan Investor Services Co., serves as the Funds’ Administrator and Accounting Agent and JPMorgan Chase Bank, N.A., serves as Custodian.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

8. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds, as applicable. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds, as applicable.

9. Shareholder Service Plan

Pursuant to a Shareholder Services Agreement, between the Trust (excluding the AQR Diversified Arbitrage Fund) and the Advisor, the Advisor provides a wide range of services to the Funds and their shareholders. These services include, among others, access to performance information reporting, analysis and explanations of Fund reports as well as electronic access to Fund information. Under this agreement the Advisor receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS L	CLASS N
AQR Global Equity Fund	0.30%	—%	0.35%
AQR International Equity Fund	0.30	—	0.35

158	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

FUND	CLASS I	CLASS L	CLASS N
AQR Emerging Defensive Equity Fund	0.25%	—%	0.25%
AQR International Defensive Equity Fund	0.25	—	0.25
AQR U.S. Defensive Equity Fund	0.25	—	0.25
AQR Momentum Fund	—	0.15	0.15
AQR Small Cap Momentum Fund	—	0.15	0.15
AQR International Momentum Fund	—	0.15	0.15
AQR Tax-Managed Momentum Fund	—	0.15	0.15
AQR Tax-Managed Small Cap Momentum Fund	—	0.15	0.15
AQR Tax-Managed International Momentum Fund	—	0.15	0.15
AQR Core Equity Fund	—	0.15	0.15
AQR Small Cap Core Equity Fund	—	0.15	0.15
AQR International Core Equity Fund	—	0.15	0.15

In addition, the Advisor may, from time to time, compensate third parties (including financial intermediaries) from the fees the Advisor receives under the Shareholder Services Agreement for non-distribution shareholder services such third parties provide to clients or customers that are shareholders of the Funds. Fees incurred by the Funds under the Plan and/or the shareholder services agreement for the period ended June 30, 2013, were as follows:

FUND	CLASS I	CLASS L	CLASS N
AQR Global Equity Fund	$1,323	$—	$1,054
AQR International Equity Fund	311,251	—	29,421
AQR Emerging Defensive Equity Fund	7,986	—	1,735
AQR International Defensive Equity Fund	11,015	—	1,102
AQR U.S. Defensive Equity Fund	15,965	—	1,946
AQR Momentum Fund	—	422,945	51,432
AQR Small Cap Momentum Fund	—	130,129	63
AQR International Momentum Fund	—	118,592	11,045
AQR Tax-Managed Momentum Fund	—	5,792	61
AQR Tax-Managed Small Cap Momentum Fund	—	3,073	61
AQR Tax-Managed International Momentum Fund	—	4,717	60
AQR Core Equity Fund	—	1,594	306
AQR Small Cap Core Equity Fund	—	502	415
AQR International Core Equity Fund	—	656	482

10. Purchases and Redemption of Shares

Investors may purchase shares of a Fund at their net asset value (“NAV”), based on the next calculation of the NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge subscription and redemption fees of 0.10% each, regardless of the period such shares may have been held. Prior to May 1, 2011, the Funds reserved the right to charge a redemption fee on redemption proceeds for shares that were held for less than 60 days. Effective May 1, 2011, this fee was eliminated for Class I, Class N and Class L Shares.

11. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be the Funs best interest to do so.

AQR Funds	Semi-Annual Report	June 2013	159

Notes to Financial Statements (Unaudited)	June 30, 2013

The counterparties to the Funds’ currency forward, futures, option and swap contracts and repurchase and reverse repurchase agreements include affiliates of the Funds clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of June 30, 2013, a substantial portion of the AQR Global Equity, AQR International Equity, AQR Emerging Defensive Equity, AQR International Defensive Equity, AQR International Momentum, AQR Tax-Managed International Momentum and AQR International Core Equity Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2013, the AQR Diversified Arbitrage Fund had pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

160	AQR Funds	Semi-Annual Report	June 2013

Notes to Financial Statements (Unaudited)	June 30, 2013

12. Line of Credit

Effective March 1, 2013 and terminating on March 1, 2014, the Trust had renewed a committed, $150,000,000 syndicated line of credit with Bank of America, N.A., as the Administrative Agent. Borrowings, if any, under this arrangement bore interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate and (ii) the Eurodollar Rate, the amount of such excess, which was paid quarterly. The maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and did not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, investments of the responsible Fund may be designated as collateral until its loan is repaid in full. For the period ended June 30, 2013, the Funds did not have any outstanding borrowings under this agreement.

13. Principal Ownership

As of June 30, 2013, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Global Equity Fund	3	93.35%
AQR International Equity Fund	3	58.04%
AQR Tax-Managed Momentum Fund	2	21.06%
AQR Tax-Managed Small Cap Momentum Fund	3	54.09%
AQR Tax-Managed International Momentum Fund	3	36.71%

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

14. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

15. Change in Fiscal Year End

In May 2013, the Board of Trustees approved a change in the fiscal year end for the AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund from December 31 to September 30, effective September 30, 2013.

AQR Funds	Semi-Annual Report	June 2013	161

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 6/30/13” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/13	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/13

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,098.70	0.95%	$4.94
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$1,097.20	1.25%	$6.50
Hypothetical Return	$1,000.00	$1,018.60	1.25%	$6.26

Class Y
Actual Return	$1,000.00	$1,101.30	0.47%	$2.50
Hypothetical Return	$1,000.00	$1,022.41	0.47%	$2.41

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,051.80	0.90%	$4.58
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

Class N
Actual Return	$1,000.00	$1,049.90	1.27%	$6.45
Hypothetical Return	$1,000.00	$1,018.50	1.27%	$6.36

Class Y
Actual Return	$1,000.00	$1,054.20	0.54%	$2.80
Hypothetical Return	$1,000.00	$1,022.07	0.54%	$2.76

162	AQR Funds	Semi-Annual Report	June 2013

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/13	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/13

AQR Emerging Defensive Equity Fund

Class I
Actual Return	$1,000.00	$927.70	1.05%	$5.02
Hypothetical Return	$1,000.00	$1,019.59	1.05%	$5.26

Class N
Actual Return	$1,000.00	$927.70	1.35%	$6.40
Hypothetical Return	$1,000.00	$1,018.15	1.35%	$6.71

AQR International Defensive Equity Fund

Class I
Actual Return	$1,000.00	$1,031.90	0.79%	$3.98
Hypothetical Return	$1,000.00	$1,020.88	0.79%	$3.96

Class N
Actual Return	$1,000.00	$1,029.90	1.06%	$5.34
Hypothetical Return	$1,000.00	$1,019.54	1.06%	$5.31

AQR U.S. Defensive Equity Fund

Class I
Actual Return	$1,000.00	$1,149.60	0.63%	$3.36
Hypothetical Return	$1,000.00	$1,021.67	0.63%	$3.16

Class N
Actual Return	$1,000.00	$1,148.30	0.90%	$4.79
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$1,011.80	1.20%	$5.99
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class N
Actual Return	$1,000.00	$1,010.00	1.45%	$7.28
Hypothetical Return	$1,000.00	$1,017.55	1.45%	$7.30

AQR Momentum Fund

Class L
Actual Return	$1,000.00	$1,128.30	0.49%	$2.59
Hypothetical Return	$1,000.00	$1,022.36	0.49%	$2.46

Class N
Actual Return	$1,000.00	$1,127.10	0.74%	$3.90
Hypothetical Return	$1,000.00	$1,021.12	0.74%	$3.71

AQR Small Cap Momentum Fund

Class L
Actual Return	$1,000.00	$1,179.50	0.65%	$3.51
Hypothetical Return	$1,000.00	$1,021.57	0.65%	$3.26

Class N
Actual Return	$1,000.00	$1,177.70	0.90%	$4.86
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Funds	Semi-Annual Report	June 2013	163

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/13	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/13

AQR International Momentum Fund

Class L
Actual Return	$1,000.00	$1,064.20	0.65%	$3.33
Hypothetical Return	$1,000.00	$1,021.57	0.65%	$3.26

Class N
Actual Return	$1,000.00	$1,063.50	0.90%	$4.60
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Tax-Managed Momentum Fund

Class L
Actual Return	$1,000.00	$1,128.50	0.54%	$2.90
Hypothetical Return	$1,000.00	$1,022.07	0.54%	$2.76

Class N
Actual Return	$1,000.00	$1,126.70	0.79%	$4.22
Hypothetical Return	$1,000.00	$1,020.83	0.79%	$4.01

AQR Tax-Managed Small Cap Momentum Fund

Class L
Actual Return	$1,000.00	$1,191.90	0.70%	$3.80
Hypothetical Return	$1,000.00	$1,021.32	0.70%	$3.51

Class N
Actual Return	$1,000.00	$1,189.20	0.95%	$5.16
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

AQR Tax-Managed International Momentum Fund

Class L
Actual Return	$1,000.00	$1,065.80	0.70%	$3.59
Hypothetical Return	$1,000.00	$1,021.32	0.70%	$3.51

Class N
Actual Return	$1,000.00	$1,064.10	0.95%	$4.86
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

AQR Core Equity Fund

Class L (1)
Actual Return	$1,000.00	$1,045.00	0.54%	$1.47	(a)
Hypothetical Return	$1,000.00	$1,022.12	0.54%	$2.71

Class N (1)
Actual Return	$1,000.00	$1,045.00	0.79%	$2.15	(a)
Hypothetical Return	$1,000.00	$1,020.88	0.79%	$3.96

AQR Small Cap Core Equity Fund

Class L (1)
Actual Return	$1,000.00	$1,079.00	0.75%	$2.07	(a)
Hypothetical Return	$1,000.00	$1,021.08	0.75%	$3.76

Class N (1)
Actual Return	$1,000.00	$1,078.00	1.00%	$2.76	(a)
Hypothetical Return	$1,000.00	$1,019.84	1.00%	$5.01

164	AQR Funds	Semi-Annual Report	June 2013

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/13	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/13

AQR International Core Equity Fund

Class L (1)
Actual Return	$1,000.00	$1,023.00	0.70%	$1.88	(a)
Hypothetical Return	$1,000.00	$1,021.32	0.70%	$3.51

Class N (1)
Actual Return	$1,000.00	$1,022.00	0.95%	$2.55	(a)
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

(1)	Commencement of operations was March 26, 2013.
(a)	Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multipled by 97/365 (to reflect the period since commencement of operations).

AQR Funds	Semi-Annual Report	June 2013	165

Board Approval of Investment Advisory Agreements (Unaudited)

AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on February 21-22, 2013, to consider the continuation of the Investment Advisory Agreement between the Trust, on behalf of AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), had had a separate call in advance of the in person meeting held on February 21-22, 2013 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in person meeting held on February 21-22, 2013, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Advisory Agreement. These materials included: (i) memoranda and materials prepared by AQR, describing personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Advisory Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses; (iv) a discussion of the financial statements of AQR; and (v) a discussion of the compliance program and the regulatory exam history of AQR. AQR is referred to herein as the “Advisor”.

At the in person meeting held on February 21-22, 2013, the Board, including the Independent Board Members, unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period. In approving the continuation of the Investment Advisory Agreement, the Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Funds and the Advisor’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Advisor from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Advisor and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Advisory Agreement:

The Nature, Extent and Quality of the Services Provided by the Advisor. The Board Members reviewed the services that the Advisor provides to the Funds under the Investment Advisory Agreement. The Board considered the size and experience of the Advisor’s staff, its use of technology, and the Funds’ investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Advisor as an investment adviser. In connection with the investment advisory services to be provided to the Funds, the Board Members took into account detailed discussions they had with officers of the Advisor regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked detailed questions of, and received answers from, the officers of the Advisor regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks. The Board considered information about how portfolio managers are compensated by the Advisor.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, fund accounting, and marketing services, as well as provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance and administrative services to be provided to the Funds by AQR. The Board also reviewed a wide range of services to be provided to certain of the Funds’ shareholders under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

166	AQR Funds	Semi-Annual Report	June 2013

Board Approval of Investment Advisory Agreements (Unaudited)

The Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with counsel to discuss and consider the Investment Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the continuation of the Investment Advisory Agreement was in the best interests of the Funds.

Investment Performance of the Funds and the Advisor’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Advisor’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Advisor’s performance in managing other registered investment companies and private funds, noting that other funds the Advisor manages might have investment objectives, policies or restrictions different from those of the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Advisor from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Advisor pursuant to the Investment Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

To assist in this analysis, the Board received materials independently prepared by Morningstar (“Morningstar Report”). The Morningstar Report illustrated comparative fee information for each Fund’s Morningstar category, including expense comparisons of contractual management fees and actual net expenses. The Board also received and reviewed information regarding the profitability of the Advisor with respect to Fund-related activities and the Advisor’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Advisor, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Advisor’s unaudited financial statements. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

The Board concluded that the management fees are reasonable.

Economies of Scale. The Advisor provided to the Board information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that none of the Funds currently have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, the Advisor presented information to show that the fees were set at a level that is competitive relative to comparable funds. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Advisor’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Advisor or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Advisor’s brokerage and soft dollar practices. The Board considered that the Advisor is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firms’ various advisory clients. The Board noted that the Advisor does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and benefits to be gained by the Advisor in providing such services, including the investment advisory and administrative components. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds. As a result, all of the Board Members, including the Independent Board Members, approved the continuation of the Investment Advisory Agreement with respect to the Funds. The Independent Board Members were represented by counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2013	167

Board Approval of Investment Advisory Agreements (Unaudited)

AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund

Additionally, the Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on February 21-22, 2013, to consider the approval of the investment advisory agreement between the Trust, on behalf of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund (together, the “Funds”), and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), had a separate call in advance of the in person meeting held on February 21-22, 2013 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in person meeting held on February 21-22, 2013, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Advisory Agreement. These materials included: (1) memoranda and materials provided by AQR, describing the personnel and services to be provided to the Funds; (2) performance information for strategies and model portfolios relevant to the consideration of the Investment Advisory Agreement; (3) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ proposed fees and expenses; (4) a discussion of the financial statements of AQR and the regulatory exam history; and (5) a discussion of the compliance program and the regulatory exam history of AQR. AQR is referred to herein as the “Advisor,” as applicable.

At the in person meeting held on February 21-22, 2013, the Board, including the Independent Board Members, unanimously approved the Investment Advisory Agreement for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Advisor and the Advisor’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Advisor from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as the services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Advisor and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Advisory Agreement:

The Nature, Extent and Quality of the Services to be Provided by the Advisor. The Board Members reviewed the services that the Advisor would provide to the Funds under the Investment Advisory Agreement. The Board considered the size and experience of the Advisor’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Advisor as an investment adviser. In connection with the investment advisory services to be provided to the Funds, the Board Members took into account detailed discussions they had with officers of the Advisor regarding the management of the Funds’ investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that would be entered into on behalf of the Funds. During these discussions, the Board Members asked detailed questions of, and received answers from, the officers of the Advisor regarding the formulation and proposed implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services to be provided to the Funds, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of Fund accounting, marketing services, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance and administrative services to be provided to the Funds by AQR. The Board also reviewed a wide range of services to be provided to certain of the Funds’ shareholders under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with counsel to discuss and consider the Investment Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the Funds by AQR pursuant to the Investment Advisory Agreement were likely to be of a high quality and would benefit the Funds.

168	AQR Funds	Semi-Annual Report	June 2013

Board Approval of Investment Advisory Agreements (Unaudited)

Investment Performance and the Advisor’s Portfolio Management. Because the Funds are newly formed, the Board did not consider the investment performance of the Funds. The Board based its review of the Advisor’s performance primarily on the experience of the Advisor in managing other registered investment companies and private funds, noting that other funds the Advisor manages might have investment objectives, policies or restrictions different from those of the Funds. The Board also considered the experience, resources and strengths of the Advisor and its affiliates with respect to the investment strategies proposed for the Funds. Based on these factors, the Board Members determined that the Advisor would be an appropriate investment adviser for the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Advisor from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Advisor pursuant to the Investment Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the Funds.

To assist in this analysis, the Board received a report independently prepared by Morningstar. The report showed comparative fee information for each Fund’s Morningstar category, including expense comparisons of contractual investment advisory fees and actual net expenses.

The Board also received and reviewed information regarding the profitability of the Advisor with respect to Fund-related activities. The Board took into consideration the Advisor’s profits from the management of other private accounts. The Board also reviewed the Advisor’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Advisor, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Advisor’s unaudited financial statements. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

The Board concluded that the proposed management fees are reasonable.

Economies of Scale. Because the Funds are newly formed and had not commenced operations as of February 22, 2013, and the eventual aggregate amount of the Funds’ assets was uncertain, the Advisor was not able to provide the Board Members with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Advisor presented information to show that the fees were set at a level that is competitive relative to comparable funds of similar, actual or anticipated size. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Advisor’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall out” benefits that the Advisor or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Advisor’s brokerage and soft dollar practices. The Board considered that the Advisor is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Advisor does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services to be provided by the Advisor to the Funds, as well as the costs incurred and benefits to be gained by the Advisor in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar, actual or anticipated size. As a result, all of the Board Members, including the Independent Board Members, approved the Investment Advisory Agreement with respect to the Funds. The Independent Board Members were represented by counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2013	169

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Sub-Advisor

CNH Partners, LLC

Two Greenwich Plaza, 1st Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

J.P. Morgan Investor Services Co.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website www.aqrfunds.com, or by accessing the SEC’s website at www.SEC.Gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and polices, experienced of its management, marketability of shares and other information.

P.O. Box 2248

Denver, CO 80201-2248

1-866-290-2688

www.aqrfunds.com

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 87.0%	SHARES	VALUE (Note 3)

BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional, Shares, 0.046% (a)	190,957,366	$190,957,366
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	763,829,463	763,829,463
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	1,473,180,907	1,473,180,907
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	937,905,103	937,905,103

TOTAL MONEY MARKET FUNDS (cost $3,365,872,839)		3,365,872,839

SHORT-TERM INVESTMENTS - 7.0%	PRINCIPAL AMOUNT (000'S)	VALUE (Note 3)
U.S. Treasury Bill, 0.000%, 12/12/2013 (c) (cost $269,016,351)	$269,100	$269,020,347

TOTAL INVESTMENTS - 94.0% (cost $3,634,889,190)		3,634,893,186

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0% (d)		233,992,311

NET ASSETS - 100.0%		$3,868,885,497

(a)	Represents annualized seven-day yield as of June 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures	9/13/2013	USD	4,721,150	$(284,862)
Barclays Capital	Cocoa Futures	9/13/2013	USD	(4,721,150)	(45,636)
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	(1,853,831)	92,981
Bank of America	Euro - SCHATZ Futures	9/6/2013	EUR	(586,644,882)	(720,140)
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	(198,681,061)	23,808,223
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	90,096,520	(3,727,749)
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	(89,525,043)	(7,405,623)
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	89,525,043	5,616,055
Barclays Capital	Lean Hogs Futures	8/14/2013	USD	24,046,500	(73,800)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	32,194,100	(3,089,937)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(103,301,412)	7,009,981
Bank of America	MSCI Taiwan Stock Index Futures	7/30/2013	USD	25,154,447	894,953
Barclays Capital	Silver Futures	9/26/2013	USD	(37,912,470)	3,839,970
Barclays Capital	Soybean Futures	11/14/2013	USD	142,504,948	(5,849,148)
Deutsche Bank	Soybean Meal Futures	12/13/2013	USD	7,420,830	(389,630)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	(25,428,662)	1,199,222
The Royal Bank of Scotland	Swiss Market Index Futures	9/20/2013	CHF	12,232,512	(146,563)
Bank of America	U.S. Treasury 2-Year Note Futures	9/30/2013	USD	(843,660,831)	(259,170)
Barclays Capital	Wheat Futures	9/13/2013	USD	(44,907,065)	2,120,427

					$22,589,554

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $12,901,634. Additional collateral for positions held at Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

2	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
21	Cocoa Futures	September 13, 2013	$486,770	$454,440	$(32,330)
455	Corn Futures	September 13, 2013	13,404,040	12,449,938	(954,102)
266	Cotton No. 2 Futures	December 6, 2013	11,708,424	11,173,330	(535,094)
295	Crude Oil Financial Futures	July 19, 2013	28,872,810	28,485,200	(387,610)
3	Globex Brent FCL Futures	July 15, 2013	308,130	306,480	(1,650)
247	Globex RBOB Gas Futures	July 30, 2013	29,252,845	28,171,635	(1,081,210)
353	Lean Hogs Futures	August 14, 2013	13,869,226	13,759,940	(109,286)
123	LME Aluminum Futures	July 2, 2013	5,838,084	5,318,981	(519,103)
20	LME Aluminum Futures	July 3, 2013	935,657	865,125	(70,532)
55	LME Aluminum Futures	July 12, 2013	2,575,463	2,385,281	(190,182)
285	LME Aluminum Futures	August 2, 2013	13,101,906	12,435,690	(666,216)
91	LME Aluminum Futures	September 27, 2013	4,045,892	4,033,575	(12,317)
45	LME Copper Futures	July 2, 2013	8,403,822	7,572,375	(831,447)
74	LME Copper Futures	July 3, 2013	13,736,368	12,453,423	(1,282,945)
7	LME Copper Futures	July 5, 2013	1,304,111	1,178,231	(125,880)
31	LME Copper Futures	July 9, 2013	5,835,800	5,219,370	(616,430)
139	LME Copper Futures	August 2, 2013	24,301,266	23,430,709	(870,557)
47	LME Copper Futures	August 21, 2013	8,705,254	7,929,194	(776,060)
19	LME Copper Futures	August 22, 2013	3,533,523	3,205,419	(328,104)
70	LME Copper Futures	August 23, 2013	12,764,681	11,809,438	(955,243)
19	LME Copper Futures	August 30, 2013	3,471,893	3,205,893	(266,000)
14	LME Copper Futures	September 4, 2013	2,576,731	2,362,458	(214,273)
34	LME Copper Futures	September 5, 2013	6,342,060	5,737,500	(604,560)
6	LME Copper Futures	September 6, 2013	1,107,846	1,012,520	(95,326)
23	LME Copper Futures	September 12, 2013	4,094,037	3,881,756	(212,281)
66	LME Copper Futures	September 13, 2013	11,668,886	11,139,150	(529,736)
73	LME Copper Futures	September 16, 2013	13,486,742	12,320,575	(1,166,167)
19	LME Copper Futures	September 17, 2013	3,361,130	3,206,725	(154,405)
44	LME Copper Futures	September 19, 2013	7,690,445	7,425,550	(264,895)
104	LME Copper Futures	September 20, 2013	17,696,166	17,551,092	(145,074)
12	LME Nickel Futures	July 9, 2013	1,165,483	982,735	(182,748)
36	LME Nickel Futures	July 11, 2013	3,470,098	2,948,552	(521,546)
48	LME Nickel Futures	July 12, 2013	4,623,571	3,931,632	(691,939)
70	LME Nickel Futures	July 16, 2013	6,663,412	5,734,974	(928,438)
37	LME Nickel Futures	July 17, 2013	3,454,379	3,031,521	(422,858)
37	LME Nickel Futures	July 19, 2013	3,393,329	3,031,838	(361,491)
38	LME Nickel Futures	July 22, 2013	3,477,061	3,114,268	(362,793)
17	LME Nickel Futures	July 23, 2013	1,545,327	1,393,298	(152,029)
19	LME Nickel Futures	July 24, 2013	1,743,888	1,557,297	(186,591)
14	LME Nickel Futures	July 29, 2013	1,287,994	1,147,781	(140,213)
16	LME Nickel Futures	August 2, 2013	1,426,022	1,312,025	(113,997)
25	LME Nickel Futures	September 5, 2013	2,307,095	2,053,875	(253,220)
17	LME Nickel Futures	September 6, 2013	1,544,185	1,396,722	(147,463)
42	LME Nickel Futures	September 16, 2013	3,844,220	3,453,282	(390,938)
94	LME Zinc Futures	July 2, 2013	4,404,050	4,279,350	(124,700)
76	LME Zinc Futures	July 3, 2013	3,532,222	3,460,793	(71,429)
187	LME Zinc Futures	July 5, 2013	8,814,324	8,519,720	(294,604)
38	LME Zinc Futures	July 8, 2013	1,803,161	1,732,610	(70,551)
56	LME Zinc Futures	July 11, 2013	2,646,090	2,555,280	(90,810)
13	LME Zinc Futures	July 12, 2013	609,721	593,343	(16,378)
106	LME Zinc Futures	July 16, 2013	5,040,470	4,842,955	(197,515)
152	LME Zinc Futures	August 2, 2013	7,046,004	6,971,594	(74,410)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	3

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
79	LME Zinc Futures	August 7, 2013	$3,723,528	$3,627,482	$(96,046)
70	LME Zinc Futures	August 8, 2013	3,326,242	3,214,942	(111,300)
82	LME Zinc Futures	August 9, 2013	3,866,494	3,766,937	(99,557)
86	LME Zinc Futures	August 30, 2013	4,104,100	3,969,330	(134,770)
73	LME Zinc Futures	September 3, 2013	3,547,148	3,372,308	(174,840)
102	LME Zinc Futures	September 5, 2013	4,998,246	4,714,083	(284,163)
226	LME Zinc Futures	September 6, 2013	10,976,026	10,447,246	(528,780)
37	LME Zinc Futures	September 10, 2013	1,739,916	1,711,906	(28,010)
524	LME Zinc Futures	September 16, 2013	25,374,328	24,287,400	(1,086,928)
15	LME Zinc Futures	September 20, 2013	690,024	695,141	5,117
21	LME Zinc Futures	September 25, 2013	967,609	972,978	5,369
199	Natural Gas Swap Futures	July 29, 2013	1,866,123	1,773,588	(92,535)
37	Soybean Futures	November 14, 2013	2,396,108	2,316,200	(79,908)
1,365	Soybean Meal Futures	December 13, 2013	53,471,809	51,051,000	(2,420,809)
359	Amsterdam Index Futures	July 19, 2013	32,795,957	32,224,480	(571,477)
1,078	CAC40 10 Euro Futures	July 19, 2013	53,728,686	52,401,708	(1,326,978)
170	DAX Index Futures	September 20, 2013	45,420,722	44,070,777	(1,349,945)
1,133	DJIA Mini E-CBOT Futures	September 20, 2013	85,851,303	83,977,960	(1,873,343)
726	E-Mini Russell 2000 Futures	September 20, 2013	71,616,864	70,763,220	(853,644)
351	FTSE/JSE Top 40 Index Futures	September 19, 2013	12,248,558	12,358,617	110,059
645	FTSE/MIB Index Futures	September 20, 2013	67,809,106	64,067,147	(3,741,959)
5	Hang Seng Index Futures	July 30, 2013	643,184	668,156	24,972
243	IBEX 35 Index Futures	July 19, 2013	25,536,937	24,256,803	(1,280,134)
143	MSCI Singapore Index Futures	July 30, 2013	7,859,667	7,974,154	114,487
1,370	NASDAQ 100 E-Mini Futures	September 20, 2013	81,403,796	79,494,250	(1,909,546)
959	S&P 500 E-Mini Futures	September 20, 2013	78,407,233	76,686,435	(1,720,798)
411	S&P MID 400 E-Mini Futures	September 20, 2013	48,503,981	47,589,690	(914,291)
62	S&P/Toronto Stock Exchange 60 Index Futures	September 19, 2013	8,296,942	8,168,413	(128,529)
2,190	SGX S&P CNX Nifty Index Futures	July 25, 2013	24,586,794	25,522,260	935,466
146	SPI 200 Index Futures	September 19, 2013	16,017,856	15,919,434	(98,422)
359	TOPIX Index Futures	September 12, 2013	39,652,494	40,938,596	1,286,102

			1,169,749,895	1,131,529,079	(38,220,816)

Short Contracts:
1,259	Coffee ‘C’ Futures	September 18, 2013	(60,654,484)	(56,843,850)	3,810,634
27	Globex Heat Oil Futures	July 30, 2013	(3,243,307)	(3,241,879)	1,428
258	ICE Euro Gasoil Futures	July 10, 2013	(22,175,100)	(22,787,850)	(612,750)
123	LME Aluminum Futures	July 2, 2013	(5,837,366)	(5,318,982)	518,384
20	LME Aluminum Futures	July 3, 2013	(936,127)	(865,125)	71,002
55	LME Aluminum Futures	July 12, 2013	(2,605,606)	(2,385,281)	220,325
285	LME Aluminum Futures	August 2, 2013	(13,073,919)	(12,435,690)	638,229
91	LME Aluminum Futures	September 16, 2013	(4,036,842)	(4,025,044)	11,798
91	LME Aluminum Futures	September 27, 2013	(4,030,985)	(4,033,575)	(2,590)
45	LME Copper Futures	July 2, 2013	(8,407,878)	(7,572,375)	835,503
74	LME Copper Futures	July 3, 2013	(13,720,562)	(12,453,423)	1,267,139
7	LME Copper Futures	July 5, 2013	(1,299,769)	(1,178,231)	121,538
31	LME Copper Futures	July 9, 2013	(5,840,009)	(5,219,369)	620,640
139	LME Copper Futures	August 2, 2013	(24,178,641)	(23,430,708)	747,933
47	LME Copper Futures	August 21, 2013	(8,678,475)	(7,929,194)	749,281
19	LME Copper Futures	August 22, 2013	(3,541,807)	(3,205,419)	336,388
70	LME Copper Futures	August 23, 2013	(12,824,938)	(11,809,437)	1,015,501
19	LME Copper Futures	August 30, 2013	(3,453,457)	(3,205,894)	247,563
14	LME Copper Futures	September 4, 2013	(2,583,678)	(2,362,458)	221,220
34	LME Copper Futures	September 5, 2013	(6,338,396)	(5,737,500)	600,896
6	LME Copper Futures	September 6, 2013	(1,102,490)	(1,012,519)	89,971
23	LME Copper Futures	September 12, 2013	(4,073,621)	(3,881,756)	191,865

The accompanying notes are an integral part of these financial statements.	(Continued)

4	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
66	LME Copper Futures	September 13, 2013	$(11,735,489)	$(11,139,150)	$596,339
708	LME Copper Futures	September 16, 2013	(128,649,939)	(119,492,700)	9,157,239
19	LME Copper Futures	September 17, 2013	(3,394,996)	(3,206,725)	188,271
44	LME Copper Futures	September 19, 2013	(7,720,317)	(7,425,550)	294,767
104	LME Copper Futures	September 20, 2013	(17,771,309)	(17,551,092)	220,217
12	LME Nickel Futures	July 9, 2013	(1,166,135)	(982,735)	183,400
36	LME Nickel Futures	July 11, 2013	(3,469,667)	(2,948,551)	521,116
48	LME Nickel Futures	July 12, 2013	(4,659,796)	(3,931,632)	728,164
70	LME Nickel Futures	July 16, 2013	(6,530,936)	(5,734,974)	795,962
37	LME Nickel Futures	July 17, 2013	(3,471,755)	(3,031,521)	440,234
37	LME Nickel Futures	July 19, 2013	(3,431,694)	(3,031,838)	399,856
38	LME Nickel Futures	July 22, 2013	(3,447,045)	(3,114,268)	332,777
17	LME Nickel Futures	July 23, 2013	(1,549,812)	(1,393,299)	156,513
19	LME Nickel Futures	July 24, 2013	(1,739,476)	(1,557,297)	182,179
14	LME Nickel Futures	July 29, 2013	(1,281,310)	(1,147,781)	133,529
16	LME Nickel Futures	August 2, 2013	(1,426,534)	(1,312,025)	114,509
25	LME Nickel Futures	September 5, 2013	(2,306,960)	(2,053,875)	253,085
17	LME Nickel Futures	September 6, 2013	(1,534,053)	(1,396,722)	137,331
574	LME Nickel Futures	September 16, 2013	(52,996,154)	(47,194,854)	5,801,300
94	LME Zinc Futures	July 2, 2013	(4,441,519)	(4,279,350)	162,169
76	LME Zinc Futures	July 3, 2013	(3,526,909)	(3,460,793)	66,116
187	LME Zinc Futures	July 5, 2013	(8,771,987)	(8,519,720)	252,267
38	LME Zinc Futures	July 8, 2013	(1,805,234)	(1,732,610)	72,624
56	LME Zinc Futures	July 11, 2013	(2,664,110)	(2,555,280)	108,830
13	LME Zinc Futures	July 12, 2013	(617,015)	(593,343)	23,672
106	LME Zinc Futures	July 16, 2013	(4,982,090)	(4,842,954)	139,136
152	LME Zinc Futures	August 2, 2013	(7,058,969)	(6,971,594)	87,375
79	LME Zinc Futures	August 7, 2013	(3,712,874)	(3,627,483)	85,391
70	LME Zinc Futures	August 8, 2013	(3,335,388)	(3,214,942)	120,446
82	LME Zinc Futures	August 9, 2013	(3,849,014)	(3,766,937)	82,077
86	LME Zinc Futures	August 30, 2013	(4,114,962)	(3,969,330)	145,632
73	LME Zinc Futures	September 3, 2013	(3,547,683)	(3,372,308)	175,375
102	LME Zinc Futures	September 5, 2013	(5,009,312)	(4,714,083)	295,229
226	LME Zinc Futures	September 6, 2013	(10,896,388)	(10,447,245)	449,143
37	LME Zinc Futures	September 10, 2013	(1,741,716)	(1,711,907)	29,809
1,154	LME Zinc Futures	September 16, 2013	(56,569,026)	(53,487,900)	3,081,126
15	LME Zinc Futures	September 20, 2013	(689,218)	(695,141)	(5,923)
21	LME Zinc Futures	September 25, 2013	(963,262)	(972,977)	(9,715)
527	Silver Futures	September 26, 2013	(52,198,155)	(51,303,450)	894,705
2,272	Soybean Oil Futures	December 13, 2013	(63,890,059)	(61,507,584)	2,382,475
7,859	Sugar #11 (World Markets) Futures	September 30, 2013	(146,347,288)	(148,931,193)	(2,583,905)
2,378	Wheat Futures	September 13, 2013	(81,301,667)	(78,206,475)	3,095,192
86	FTSE 100 Index Futures	September 20, 2013	(8,059,401)	(8,059,346)	55
431	H-SHARES Index Futures	July 30, 2013	(24,948,321)	(25,684,233)	(735,912)
162	KOSPI Index 200 Futures	September 12, 2013	(17,591,850)	(17,163,872)	427,978
604	3-Month Euro Euribor Futures	December 16, 2013	(195,707,581)	(195,880,882)	(173,301)
748	3-Month Euro Euribor Futures	March 17, 2014	(242,158,645)	(242,398,403)	(239,758)
881	3-Month Euro Euribor Futures	June 16, 2014	(285,017,990)	(285,312,307)	(294,317)
888	3-Month Euro Euribor Futures	September 15, 2014	(287,031,773)	(287,391,432)	(359,659)
904	3-Month Euro Euribor Futures	December 15, 2014	(291,928,508)	(292,349,026)	(420,518)
906	3-Month Euro Euribor Futures	March 16, 2015	(292,332,278)	(292,759,958)	(427,680)
849	3-Month Euro Euribor Futures	June 15, 2015	(273,645,780)	(274,092,637)	(446,857)
273	90-Day EURODollar Futures	December 16, 2013	(67,983,399)	(67,994,063)	(10,664)
760	90-Day EURODollar Futures	March 17, 2014	(189,109,852)	(189,183,000)	(73,148)
1,046	90-Day EURODollar Futures	June 16, 2014	(260,062,996)	(260,218,649)	(155,653)
1,378	90-Day EURODollar Futures	September 15, 2014	(342,300,058)	(342,553,575)	(253,517)
1,808	90-Day EURODollar Futures	December 15, 2014	(448,796,444)	(448,949,000)	(152,556)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	5

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2,063	90-Day EURODollar Futures	March 16, 2015	$(511,451,283)	$(511,495,063)	$(43,780)
2,011	90-Day EURODollar Futures	June 15, 2015	(498,018,061)	(497,647,088)	370,973
2,054	90-Day GBP LIBOR Futures	December 18, 2013	(388,140,352)	(388,082,782)	57,570
2,320	90-Day Sterling Futures	March 19, 2014	(438,383,037)	(438,076,180)	306,857
2,581	90-Day Sterling Futures	June 18, 2014	(487,511,961)	(487,114,402)	397,559
2,584	90-Day Sterling Futures	September 17, 2014	(487,804,223)	(487,385,834)	418,389
2,428	90-Day Sterling Futures	December 17, 2014	(457,951,427)	(457,638,486)	312,941
2,315	90-Day Sterling Futures	March 18, 2015	(436,171,787)	(435,943,713)	228,074
2,256	90-Day Sterling Futures	June 17, 2015	(424,680,088)	(424,340,024)	340,064
1,406	Australia 10-Year Bond Futures	September 16, 2013	(152,260,235)	(152,232,648)	27,587
3,937	Australia 3-Year Bond Futures	September 16, 2013	(392,392,451)	(393,208,624)	(816,173)
1,771	Canadian 10-Year Bond Futures	September 19, 2013	(226,969,057)	(221,286,593)	5,682,464
1,266	Canadian 3-Month Bank Acceptance Futures	December 16, 2013	(296,940,176)	(296,968,908)	(28,732)
1,505	Canadian 3-Month Bank Acceptance Futures	March 17, 2014	(352,863,942)	(352,674,004)	189,938
1,589	Euro - Bobl Futures	September 6, 2013	(259,145,968)	(258,953,894)	192,074
913	Euro - Bund Futures	September 6, 2013	(168,479,437)	(168,183,280)	296,157
4,350	Euro - SCHATZ Futures	September 6, 2013	(625,534,887)	(624,849,595)	685,292
2,217	Euro CHF 3-Month LIFFE Futures	December 16, 2013	(586,680,831)	(586,611,323)	69,508
2,032	Euro CHF 3-Month LIFFE Futures	March 17, 2014	(537,587,977)	(537,553,332)	34,645
1,005	Euro-Buxl 30-Year Bond Futures	September 6, 2013	(170,103,357)	(168,150,660)	1,952,697
1,140	Long Gilt Futures	September 26, 2013	(198,941,685)	(194,021,505)	4,920,180
157	Mini Japanese 10-Year Treasury Bond	September 10, 2013	(225,759,601)	(225,891,309)	(131,708)
1,312	U.S. Long Bond Futures	September 19, 2013	(183,471,659)	(178,227,000)	5,244,659
2,141	U.S. Treasury 10-Year Note Futures	September 19, 2013	(274,670,621)	(270,970,313)	3,700,308
3,194	U.S. Treasury 5-Year Note Futures	September 30, 2013	(389,950,418)	(386,623,719)	3,326,699

			(13,341,494,076)	(13,275,587,409)	65,906,667

			$(12,171,744,181)	$(12,144,058,330)	$27,685,851

Cash held as collateral with broker for futures contracts was $182,563,087 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	153,251,000	$142,485,916	$139,340,241	$(3,145,675)
Brazilian Real, Expiring 09/18/13*	The Royal Bank of Scotland	BRL	21,000,000	9,175,354	9,259,835	84,481
Canadian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	CAD	198,751,000	192,264,017	188,616,295	(3,647,722)

The accompanying notes are an integral part of these financial statements.	(Continued)

6	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	1,012,000	$1,060,719	$1,072,178	$11,459
Chilean Peso, Expiring 09/23/13*	The Royal Bank of Scotland	CLP	13,352,000,000	26,274,776	25,932,014	(342,762)
Columbian Peso, Expiring 09/18/13*	The Royal Bank of Scotland	COP	9,970,000,000	5,204,556	5,147,052	(57,504)
Czech Republic Koruna, Expiring 09/18/13	The Royal Bank of Scotland	CZK	3,380,000,000	173,900,348	169,189,307	(4,711,041)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	1,553,304,974	2,040,339,322	2,022,570,810	(17,768,512)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	265,871,000	409,337,115	404,162,995	(5,174,120)
Hungarian Forint, Expiring 09/18/13	The Royal Bank of Scotland	HUF	26,526,000,000	116,714,666	116,143,056	(571,610)
Indonesian Rupiah, Expiring 09/18/13*	The Royal Bank of Scotland	IDR	136,900,000,000	13,504,982	13,652,216	147,234
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	388,610,000	106,961,385	106,643,225	(318,160)
Indian Rupee, Expiring 09/18/13*	The Royal Bank of Scotland	INR	6,852,400,000	118,861,925	113,744,687	(5,117,238)
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	100,287,117,000	1,028,802,965	1,011,538,684	(17,264,281)
Korean Won, Expiring 09/23/13*	The Royal Bank of Scotland	KRW	187,833,720,000	166,385,131	163,849,232	(2,535,899)
Mexican Peso, Expiring 09/18/13	The Royal Bank of Scotland	MXN	1,767,000,000	136,786,235	135,403,547	(1,382,688)
Malaysian Ringgit, Expiring 09/18/13*	The Royal Bank of Scotland	MYR	179,690,000	57,161,128	56,579,641	(581,487)
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	1,171,021,000	200,435,519	192,234,386	(8,201,133)
New Zealand Dollar, Expiring 09/18/13	The Royal Bank of Scotland	NZD	858,890,000	682,551,971	661,824,463	(20,727,508)
Philippine Peso, Expiring 09/18/13*	The Royal Bank of Scotland	PHP	724,500,000	17,148,450	16,753,963	(394,487)
Poland Zloty, Expiring 09/18/13	The Royal Bank of Scotland	PLN	518,510,000	159,527,984	155,284,469	(4,243,515)
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	5,038,200,000	153,498,393	151,197,108	(2,301,285)
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	1,686,050,000	257,857,951	250,971,540	(6,886,411)
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	63,790,000	50,980,477	50,335,000	(645,477)
Turkish Lira, Expiring 09/18/13	The Royal Bank of Scotland	TRY	111,910,000	58,903,100	57,308,307	(1,594,793)
Taiwanese Dollar, Expiring 09/18/13*	The Royal Bank of Scotland	TWD	990,000,000	32,953,793	33,060,613	106,820
South African Rand, Expiring 09/18/13	The Royal Bank of Scotland	ZAR	401,000,000	39,316,313	40,101,172	784,859

				$6,398,394,491	$6,291,916,036	$(106,478,455)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	7

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	(917,602,000)	$(871,986,146)	$(834,310,276)	$37,675,870
Brazilian Real, Expiring 09/18/13*	The Royal Bank of Scotland	BRL	(145,060,000)	(66,979,367)	(63,963,411)	3,015,956
Canadian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	CAD	(635,068,000)	(609,595,071)	(602,684,628)	6,910,443
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(2,536,000)	(2,693,151)	(2,686,803)	6,348
Chilean Peso, Expiring 09/23/13*	The Royal Bank of Scotland	CLP	(9,900,000,000)	(19,450,652)	(19,227,601)	223,051
Columbian Peso, Expiring 09/18/13*	The Royal Bank of Scotland	COP	(30,000,000,000)	(15,602,836)	(15,487,620)	115,216
Czech Republic Koruna, Expiring 09/18/13	The Royal Bank of Scotland	CZK	(3,709,832,000)	(188,746,697)	(185,699,382)	3,047,315
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(80,163,000)	(105,817,436)	(104,380,881)	1,436,555
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(201,982,001)	(309,872,704)	(307,042,326)	2,830,378
Hungarian Forint, Expiring 09/18/13	The Royal Bank of Scotland	HUF	(8,200,000,000)	(35,687,644)	(35,903,380)	(215,736)
Indonesian Rupiah, Expiring 09/18/13*	The Royal Bank of Scotland	IDR	(389,000,000,000)	(37,367,848)	(38,792,636)	(1,424,788)
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	(146,000,000)	(40,177,332)	(40,065,646)	111,686
Indian Rupee, Expiring 09/18/13*	The Royal Bank of Scotland	INR	(8,510,000,000)	(146,037,458)	(141,259,600)	4,777,858
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	(150,488,049,000)	(1,520,629,034)	(1,517,886,721)	2,742,313
Korean Won, Expiring 09/23/13*	The Royal Bank of Scotland	KRW	(151,300,000,000)	(132,681,451)	(131,980,503)	700,948
Mexican Peso, Expiring 09/18/13	The Royal Bank of Scotland	MXN	(1,748,000,000)	(135,070,710)	(133,947,596)	1,123,114
Malaysian Ringgit, Expiring 09/18/13*	The Royal Bank of Scotland	MYR	(182,000,000)	(56,606,147)	(57,306,998)	(700,851)
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	(2,587,347,000)	(432,809,723)	(424,737,952)	8,071,771
New Zealand Dollar, Expiring 09/18/13	The Royal Bank of Scotland	NZD	(695,598,000)	(547,956,359)	(535,998,527)	11,957,832
Philippine Peso, Expiring 09/18/13*	The Royal Bank of Scotland	PHP	(2,240,000,000)	(52,439,124)	(51,799,692)	639,432
Poland Zloty, Expiring 09/18/13	The Royal Bank of Scotland	PLN	(423,000,000)	(127,764,211)	(126,680,934)	1,083,277
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	(5,060,000,000)	(154,791,054)	(151,851,328)	2,939,726
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	(2,138,148,000)	(319,984,042)	(318,267,131)	1,716,911
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	(125,700,000)	(99,535,848)	(99,186,544)	349,304
Turkish Lira, Expiring 09/18/13	The Royal Bank of Scotland	TRY	(264,000,000)	(138,301,550)	(135,192,503)	3,109,047
Taiwanese Dollar, Expiring 09/18/13*	The Royal Bank of Scotland	TWD	(4,243,700,000)	(142,330,640)	(141,716,490)	614,150
South African Rand, Expiring 09/18/13	The Royal Bank of Scotland	ZAR	(1,580,600,000)	(156,599,131)	(158,064,620)	(1,465,489)

				(6,467,513,366)	(6,376,121,729)	91,391,637

				$(69,118,875)	$(84,205,693)	$(15,086,818)

The accompanying notes are an integral part of these financial statements.	(Continued)

8	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $49,570,000.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	9

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

MONEY MARKET FUNDS - 100.7%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares, 0.046% (a)	4,187,800	$4,187,800
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	16,751,200	16,751,200
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	14,477,513	14,477,513
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	20,939,001	20,939,001

TOTAL MONEY MARKET FUNDS (cost $56,355,514)		56,355,514

SHORT-TERM INVESTMENTS - 4.7%	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
U.S. Treasury Bill, 0.000%, 12/12/2013 (c) (cost $2,599,240)	$2,600	$2,599,230

TOTAL INVESTMENTS - 105.4%
(cost $58,954,754)		58,954,744

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4%) (d)		(2,995,003)

NET ASSETS - 100.0%		$55,959,741

(a)	Represents annualized seven-day yield as of June 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for futures and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes depreciation on futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures	9/13/2013	USD	434,960	$(23,793)
Barclays Capital	Cocoa Futures	9/13/2013	USD	(92,120)	1,190
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	2,293,219	(171,107)
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	(785,100)	1,330
Barclays Capital	Corn Futures	9/13/2013	USD	3,350,275	(258,192)
Barclays Capital	Corn Futures	9/13/2013	USD	(380,387)	31,673
Deutsche Bank	Corn Futures	9/13/2013	USD	29,987	(2,625)
Barclays Capital	Cotton No. 2 Futures	12/6/2013	USD	720,340	(6,248)
Barclays Capital	Cotton No. 2 Futures	12/6/2013	USD	(168,880)	3,561
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	9,398,845	(876,106)
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	(2,391,475)	63,044
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	373,711	21,297
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	(373,711)	(31,605)
Barclays Capital	Lean Hogs Futures	8/14/2013	USD	354,764	(3,944)
Deutsche Bank	Lean Hogs Futures	8/14/2013	USD	(1,131,290)	870
Barclays Capital	Live Cattle Futures	8/30/2013	USD	4,542,766	45,030
Barclays Capital	Live Cattle Futures	8/30/2013	USD	(1,115,028)	(17,145)
Deutsche Bank	Live Cattle Futures	8/30/2013	USD	532,400	4,510
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(7,224,631)	589,944
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	7,337,738	(703,050)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(594,650)	6,806
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	4,210,700	(321,888)
Barclays Capital	LME Copper Futures	9/16/2013	USD	(15,592,175)	1,246,300
Barclays Capital	LME Copper Futures	9/16/2013	USD	16,178,250	(1,832,375)
Barclays Capital	LME Copper Futures	12/16/2013	USD	(2,063,550)	34,650
Barclays Capital	LME Copper Futures	12/16/2013	USD	6,474,488	(387,788)
Barclays Capital	LME Lead Futures	9/16/2013	USD	(1,784,175)	41,463
Barclays Capital	LME Lead Futures	9/16/2013	USD	1,880,500	(137,788)
Barclays Capital	LME Lead Futures	12/16/2013	USD	(50,900)	(688)
Barclays Capital	LME Lead Futures	12/16/2013	USD	758,275	(36,050)

The accompanying notes are an integral part of these financial statements.	(Continued)

10	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	LME Nickel Futures	9/16/2013	USD	(2,203,476)	$230,172
Barclays Capital	LME Nickel Futures	9/16/2013	USD	2,385,384	(412,080)
Barclays Capital	LME Nickel Futures	12/16/2013	USD	(348,540)	18,108
Barclays Capital	LME Nickel Futures	12/16/2013	USD	1,264,200	(107,688)
Barclays Capital	LME Zinc Futures	9/16/2013	USD	(3,459,675)	76,125
Barclays Capital	LME Zinc Futures	9/16/2013	USD	3,663,438	(279,887)
Barclays Capital	LME Zinc Futures	12/16/2013	USD	(281,025)	(300)
Barclays Capital	LME Zinc Futures	12/16/2013	USD	2,250,963	(47,250)
Barclays Capital	Silver Futures	9/26/2013	USD	2,248,860	(107,106)
Barclays Capital	Silver Futures	9/26/2013	USD	(217,160)	4,098
Barclays Capital	Soybean Futures	11/14/2013	USD	3,464,477	101,860
Barclays Capital	Soybean Futures	11/14/2013	USD	(361,163)	(13,517)
Barclays Capital	Soybean Futures	1/14/2014	USD	(1,346,238)	26,634
Barclays Capital	Soybean Futures	1/14/2014	USD	65,700	(1,959)
Deutsche Bank	Soybean Futures	11/14/2013	USD	181,800	6,000
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	2,215,728	(51,483)
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	(618,782)	(26,248)
Deutsche Bank	Soybean Meal Futures	12/13/2013	USD	78,945	(4,145)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	3,276,363	(47,700)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	(2,621,625)	12,656
Deutsche Bank	Soybean Oil Futures	12/13/2013	USD	199,206	(9,702)
Barclays Capital	Sugar #11 (World Markets) Futures	9/30/2013	USD	(1,220,856)	(10,805)
Barclays Capital	Sugar #11 (World Markets) Futures	9/30/2013	USD	3,360,168	31,933
Barclays Capital	Wheat Futures	12/13/2013	USD	609,120	(37,153)
Barclays Capital	Wheat Futures	12/13/2013	USD	(251,300)	16,254
Barclays Capital	Wheat Futures	9/13/2013	USD	2,510,546	(208,422)
Deutsche Bank	Wheat Futures	9/13/2013	USD	181,750	(17,312)

					$(3,577,641)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $7,261,375.

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
31	Cocoa Futures	September 13, 2013	$715,721	$670,840	$(44,881)
9	Corn Futures	September 13, 2013	257,378	246,263	(11,115)
22	Gas Oil Futures	September 12, 2013	1,918,992	1,922,800	3,808
38	Globex Brent FCL Futures	September 12, 2013	3,862,700	3,847,880	(14,820)
13	Globex Heat Oil Futures	August 29, 2013	1,587,113	1,563,362	(23,751)
12	Globex RBOB Gas Futures	August 29, 2013	1,414,224	1,360,195	(54,029)
10	Heating Oil Futures	August 30, 2013	1,219,126	1,202,586	(16,540)
17	ICE Euro Gasoil Futures	September 11, 2013	1,476,960	1,485,800	8,840
36	Lean Hogs Futures	August 14, 2013	1,412,626	1,403,280	(9,346)
59	LME Aluminum Futures	July 16, 2013	2,795,282	2,561,706	(233,576)
8	LME Aluminum Futures	July 18, 2013	376,013	347,552	(28,461)
3	LME Aluminum Futures	July 19, 2013	142,130	130,370	(11,760)
23	LME Aluminum Futures	July 29, 2013	1,083,912	1,002,420	(81,492)
9	LME Aluminum Futures	August 2, 2013	412,890	392,706	(20,184)
7	LME Aluminum Futures	August 9, 2013	332,182	306,059	(26,123)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	11

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	LME Aluminum Futures	August 16, 2013	$92,003	$87,623	$(4,380)
10	LME Aluminum Futures	September 6, 2013	489,401	440,785	(48,616)
66	LME Aluminum Futures	September 16, 2013	3,171,419	2,919,262	(252,157)
9	LME Aluminum Futures	September 20, 2013	405,240	398,268	(6,972)
2	LME Aluminum Futures	September 27, 2013	88,503	88,650	147
31	LME Aluminum Futures	December 16, 2013	1,491,651	1,401,781	(89,870)
2	LME Copper Futures	August 23, 2013	364,594	337,413	(27,181)
1	LME Copper Futures	August 30, 2013	181,827	168,732	(13,095)
1	LME Copper Futures	September 13, 2013	177,002	168,775	(8,227)
3	LME Copper Futures	September 16, 2013	563,680	506,325	(57,355)
2	LME Copper Futures	December 16, 2013	355,736	338,150	(17,586)
5	LME Lead Futures	July 5, 2013	257,449	255,162	(2,287)
2	LME Lead Futures	July 11, 2013	104,103	102,145	(1,958)
1	LME Lead Futures	July 16, 2013	51,352	51,106	(246)
3	LME Lead Futures	July 17, 2013	153,605	153,338	(267)
1	LME Lead Futures	July 22, 2013	50,520	51,116	596
1	LME Lead Futures	July 29, 2013	50,620	51,122	502
1	LME Lead Futures	August 2, 2013	49,458	51,125	1,667
3	LME Lead Futures	August 9, 2013	152,330	153,465	1,135
3	LME Lead Futures	August 30, 2013	163,430	153,728	(9,702)
3	LME Lead Futures	September 13, 2013	156,980	153,797	(3,183)
9	LME Lead Futures	September 16, 2013	468,098	461,306	(6,792)
1	LME Lead Futures	September 20, 2013	50,510	51,260	750
4	LME Lead Futures	December 16, 2013	214,956	206,350	(8,606)
7	LME Nickel Futures	July 5, 2013	676,767	573,127	(103,640)
8	LME Nickel Futures	July 11, 2013	771,613	655,234	(116,379)
2	LME Nickel Futures	July 17, 2013	186,783	163,866	(22,917)
1	LME Nickel Futures	July 18, 2013	92,006	81,938	(10,068)
2	LME Nickel Futures	July 22, 2013	183,003	163,909	(19,094)
1	LME Nickel Futures	July 26, 2013	92,342	81,972	(10,370)
2	LME Nickel Futures	August 9, 2013	184,803	164,063	(20,740)
18	LME Nickel Futures	September 16, 2013	1,799,039	1,479,978	(319,061)
5	LME Zinc Futures	July 5, 2013	235,853	227,800	(8,053)
7	LME Zinc Futures	July 17, 2013	329,011	319,900	(9,111)
1	LME Zinc Futures	July 18, 2013	46,452	45,711	(741)
3	LME Zinc Futures	July 22, 2013	140,772	137,255	(3,517)
2	LME Zinc Futures	July 26, 2013	95,954	91,587	(4,367)
9	LME Zinc Futures	July 29, 2013	426,277	412,418	(13,859)
3	LME Zinc Futures	August 2, 2013	138,817	137,597	(1,220)
3	LME Zinc Futures	August 16, 2013	136,355	138,032	1,677
3	LME Zinc Futures	August 23, 2013	139,880	138,249	(1,631)
42	LME Zinc Futures	September 16, 2013	2,040,849	1,946,700	(94,149)
12	LME Zinc Futures	December 16, 2013	563,801	562,650	(1,151)
201	Natural Gas Swap Futures	August 28, 2013	1,937,022	1,788,397	(148,625)
47	Wheat Futures	September 13, 2013	1,670,504	1,545,712	(124,792)

			40,199,619	38,050,698	(2,148,921)

Short Contracts:
7	Crude Oil Financial Futures	August 19, 2013	(665,270)	(675,080)	(9,810)
59	LME Aluminum Futures	July 16, 2013	(2,799,454)	(2,561,706)	237,748
8	LME Aluminum Futures	July 18, 2013	(376,518)	(347,552)	28,966
3	LME Aluminum Futures	July 19, 2013	(143,383)	(130,370)	13,013
23	LME Aluminum Futures	July 29, 2013	(1,082,645)	(1,002,421)	80,224
9	LME Aluminum Futures	August 2, 2013	(412,684)	(392,706)	19,978
7	LME Aluminum Futures	August 9, 2013	(332,139)	(306,060)	26,079
2	LME Aluminum Futures	August 16, 2013	(91,966)	(87,623)	4,343

The accompanying notes are an integral part of these financial statements.	(Continued)

12	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
10	LME Aluminum Futures	September 6, 2013	$(489,984)	$(440,785)	$49,199
66	LME Aluminum Futures	September 16, 2013	(3,107,473)	(2,919,262)	188,211
9	LME Aluminum Futures	September 20, 2013	(404,406)	(398,268)	6,138
2	LME Aluminum Futures	September 27, 2013	(88,766)	(88,650)	116
11	LME Aluminum Futures	December 16, 2013	(503,567)	(497,406)	6,161
2	LME Copper Futures	August 23, 2013	(365,897)	(337,413)	28,484
1	LME Copper Futures	August 30, 2013	(182,998)	(168,731)	14,267
1	LME Copper Futures	September 13, 2013	(177,209)	(168,775)	8,434
3	LME Copper Futures	September 16, 2013	(548,070)	(506,325)	41,745
2	LME Copper Futures	December 16, 2013	(360,183)	(338,150)	22,033
5	LME Lead Futures	July 5, 2013	(257,267)	(255,163)	2,104
2	LME Lead Futures	July 11, 2013	(104,284)	(102,145)	2,139
1	LME Lead Futures	July 16, 2013	(51,255)	(51,106)	149
3	LME Lead Futures	July 17, 2013	(153,158)	(153,338)	(180)
1	LME Lead Futures	July 22, 2013	(50,373)	(51,116)	(743)
1	LME Lead Futures	July 29, 2013	(50,898)	(51,122)	(224)
1	LME Lead Futures	August 2, 2013	(49,823)	(51,125)	(1,302)
3	LME Lead Futures	August 9, 2013	(152,602)	(153,465)	(863)
3	LME Lead Futures	August 30, 2013	(163,720)	(153,728)	9,992
3	LME Lead Futures	September 13, 2013	(157,914)	(153,797)	4,117
9	LME Lead Futures	September 16, 2013	(462,947)	(461,306)	1,641
1	LME Lead Futures	September 20, 2013	(50,623)	(51,260)	(637)
3	LME Lead Futures	December 16, 2013	(157,870)	(154,762)	3,108
7	LME Nickel Futures	July 5, 2013	(674,677)	(573,128)	101,549
8	LME Nickel Futures	July 11, 2013	(771,479)	(655,233)	116,246
2	LME Nickel Futures	July 17, 2013	(187,233)	(163,866)	23,367
1	LME Nickel Futures	July 18, 2013	(91,624)	(81,937)	9,687
2	LME Nickel Futures	July 22, 2013	(181,869)	(163,909)	17,960
1	LME Nickel Futures	July 26, 2013	(92,842)	(81,971)	10,871
2	LME Nickel Futures	August 9, 2013	(184,972)	(164,063)	20,909
18	LME Nickel Futures	September 16, 2013	(1,708,405)	(1,479,978)	228,427
5	LME Zinc Futures	July 5, 2013	(235,992)	(227,800)	8,192
7	LME Zinc Futures	July 17, 2013	(329,082)	(319,900)	9,182
1	LME Zinc Futures	July 18, 2013	(46,186)	(45,710)	476
3	LME Zinc Futures	July 22, 2013	(140,658)	(137,256)	3,402
2	LME Zinc Futures	July 26, 2013	(95,997)	(91,587)	4,410
9	LME Zinc Futures	July 29, 2013	(425,910)	(412,418)	13,492
3	LME Zinc Futures	August 2, 2013	(138,820)	(137,597)	1,223
3	LME Zinc Futures	August 16, 2013	(137,058)	(138,033)	(975)
3	LME Zinc Futures	August 23, 2013	(139,126)	(138,249)	877
42	LME Zinc Futures	September 16, 2013	(2,009,026)	(1,946,700)	62,326
29	Soybean Meal Futures	December 13, 2013	(1,114,457)	(1,084,599)	29,858
20	Wheat Futures	December 13, 2013	(691,583)	(671,500)	20,083

			(23,392,342)	(21,926,150)	1,466,192

			$16,807,277	$16,124,548	$(682,729)

Cash held as collateral with broker for futures contracts was $1,759,503 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	13

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 7.0%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Sovereign Debt - 7.0%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	15,635	$21,408,948
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	15,175	22,248,799
France Government Bond OAT (France)	0.250%	07/25/18	EUR	2,073	2,728,625
France Government Bond OAT (France)	1.300%	07/25/19	EUR	5,524	7,726,365
France Government Bond OAT (France)	1.100%	07/25/22	EUR	8,000	10,887,917
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	8,856	16,476,331

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $80,803,605)					81,476,985

U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Inflation Protected Securities - 7.0%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	23,800	23,949,236
U.S. Treasury Inflation Protected Securities	0.125%	04/15/17	USD	23,800	24,999,869
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	8,200	9,657,460
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	8,900	10,813,155
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	9,600	12,218,876

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,517,151)					81,638,596

MONEY MARKET FUNDS - 70.3%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares, 0.046% (a)	22,354,606	22,354,606
Dreyfus Treasury Cash Management, Series I, Class I, 0.010% (a)	89,418,425	89,418,425
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	595,241,550	595,241,550
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.010% (a)	111,773,876	111,773,876

TOTAL MONEY MARKET FUNDS (cost $818,788,457)		818,788,457

SHORT-TERM INVESTMENT - 7.8%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill,
0.000%, 12/12/2013 (c) (cost $91,471,688)	$91,472	91,472,916

TOTAL INVESTMENTS - 92.1% (cost $1,075,580,901)		1,073,376,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9% (d)		91,729,959

NET ASSETS - 100.0%		$1,165,106,913

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of June 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

14	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of June 30, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 19.V1	0.000%	EUR	0.478%	2,500,000	$30,931	06/20/2018	$(30,931)
CitiBank	iTraxx Europe Crossover Series 19.V1	5.000%	EUR	0.478%	28,225,000	378,909	06/20/2018	10,388
CitiBank	iTraxx Europe Series 19.V1	0.000%	EUR	0.120%	3,250,000	(38,253)	06/20/2018	38,253
CitiBank	iTraxx Europe Series 19.V1	1.000%	EUR	0.120%	51,250,000	(608,174)	06/20/2018	10,768
CitiBank	Markit CDX North America High Yield Index Series 20	0.000%	USD	0.435%	4,000,000	136,389	06/20/2018	(136,389)
CitiBank	Markit CDX North America High Yield Index Series 20	5.000%	USD	4.290%	58,300,000	1,830,389	06/20/2018	7,197
CitiBank	Markit CDX North America Investment Grade Index Series 20	0.000%	USD	0.088%	12,250,000	80,709	06/20/2018	(80,709)
CitiBank	Markit CDX North America Investment Grade Index Series 20	1.000%	USD	0.870%	125,625,000	600,975	06/20/2018	202,183
Over the Counter
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	1.160%	25,000	(8,158)	12/13/2049	893
CitiBank	Markit CDX Emerging Market Index Series 19	5.000%	USD	3.200%	16,625,000	1,816,218	06/20/2018	(469,863)
Deutsche Bank	Markit CMBX North America AJ 3	1.470%	USD	1.160%	1,250,000	(381,131)	12/13/2049	17,897
Deutsche Bank	Markit CMBX North America AJ 4	0.960%	USD	1.022%	1,450,000	(460,864)	02/17/2051	27,459
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.470%	USD	1.160%	350,000	(100,539)	12/13/2049	(1,166)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.960%	USD	1.022%	400,000	(119,936)	02/15/2051	376
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.980%	USD	0.966%	125,000	(36,073)	02/15/2051	(1,379)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	0.966%	175,000	(58,256)	02/17/2051	5,822

						$3,063,136		$(399,201)

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $12,562,376. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional cash held as collateral for CitiBank was $6,745,042 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	15

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.020%	CZK	570,000,000	09/19/2018	$(828,065)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.295%	CZK	60,000,000	09/19/2018	(46,633)
The Royal Bank of Scotland	0.900%	(1)	CZK	10,000,000	09/19/2018	17,475
The Royal Bank of Scotland	1.145%	(1)	CZK	60,000,000	09/19/2018	68,741
The Royal Bank of Scotland	1.255%	(1)	CZK	90,000,000	09/19/2018	78,793
The Royal Bank of Scotland	1.315%	(1)	CZK	100,000,000	09/19/2018	72,810
The Royal Bank of Scotland	1.540%	(1)	CZK	60,000,000	09/19/2018	10,524
The Royal Bank of Scotland	1.685%	(1)	CZK	70,000,000	09/19/2018	(12,655)
The Royal Bank of Scotland	1.740%	(1)	CZK	40,000,000	09/19/2018	(12,636)
The Royal Bank of Scotland	1.790%	(1)	CZK	60,000,000	09/19/2018	(26,323)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.875%	HKD	72,000,000	09/19/2018	(390,432)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.020%	HKD	271,000,000	09/19/2018	(1,221,364)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.045%	HKD	100,000,000	09/19/2018	(434,898)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.357%	HKD	44,000,000	09/19/2018	(104,652)
The Royal Bank of Scotland	1.045%	(2)	HKD	45,000,000	09/19/2018	123,230
The Royal Bank of Scotland	1.338%	(2)	HKD	64,000,000	09/19/2018	159,901
The Royal Bank of Scotland	1.360%	(2)	HKD	76,000,000	09/19/2018	179,322
The Royal Bank of Scotland	1.703%	(2)	HKD	50,000,000	09/19/2018	9,817
The Royal Bank of Scotland	1.815%	(2)	HKD	27,000,000	09/19/2018	(13,883)
The Royal Bank of Scotland	1.850%	(2)	HKD	53,000,000	09/19/2018	(38,968)
The Royal Bank of Scotland	1.870%	(2)	HKD	59,000,000	09/19/2018	(50,832)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.520%	HUF	600,000,000	09/19/2018	(76,400)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.655%	HUF	2,200,000,000	09/19/2018	(221,721)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.815%	HUF	400,000,000	09/19/2018	(27,726)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.890%	HUF	4,800,000,000	09/19/2018	(261,904)
The Royal Bank of Scotland	4.740%	(3)	HUF	1,200,000,000	09/19/2018	100,878

The accompanying notes are an integral part of these financial statements.	(Continued)

16	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	4.770%	(3)	HUF	1,200,000,000	09/19/2018	$93,797
The Royal Bank of Scotland	4.930%	(3)	HUF	1,000,000,000	09/19/2018	46,696
The Royal Bank of Scotland	5.560%	(3)	HUF	600,000,000	09/19/2018	(46,326)
The Royal Bank of Scotland	5.750%	(3)	HUF	400,000,000	09/19/2018	(45,831)
The Royal Bank of Scotland	5.860%	(3)	HUF	900,000,000	09/19/2018	(122,591)
The Royal Bank of Scotland	6.350%	(3)	HUF	700,000,000	09/19/2018	(162,809)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.733%	KRW	15,000,000,000	03/21/2018	(161,720)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.778%	KRW	35,000,000,000	09/19/2018	(404,301)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.780%	KRW	35,000,000,000	09/19/2018	(400,782)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.798%	KRW	42,000,000,000	03/21/2018	(346,969)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.800%	KRW	41,000,000,000	03/21/2018	(334,734)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.806%	KRW	42,000,000,000	03/21/2018	(332,639)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.820%	KRW	35,000,000,000	09/19/2018	(344,469)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.828%	KRW	37,000,000,000	09/19/2018	(352,991)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.966%	KRW	14,000,000,000	09/19/2018	(55,459)
The Royal Bank of Scotland	2.650%	(4)	KRW	3,000,000,000	09/19/2018	50,040
The Royal Bank of Scotland	2.655%	(4)	KRW	5,000,000,000	09/19/2018	82,394
The Royal Bank of Scotland	2.753%	(4)	KRW	35,000,000,000	03/21/2018	350,207
The Royal Bank of Scotland	2.760%	(4)	KRW	35,000,000,000	03/21/2018	340,029
The Royal Bank of Scotland	2.800%	(4)	KRW	35,000,000,000	03/21/2018	285,748
The Royal Bank of Scotland	2.808%	(4)	KRW	36,000,000,000	03/21/2018	283,444
The Royal Bank of Scotland	2.869%	(4)	KRW	13,000,000,000	09/19/2018	102,324
The Royal Bank of Scotland	2.888%	(4)	KRW	20,000,000,000	09/19/2018	142,538
The Royal Bank of Scotland	2.890%	(4)	KRW	24,000,000,000	09/19/2018	168,633
The Royal Bank of Scotland	3.140%	(4)	KRW	15,000,000,000	09/19/2018	(45,441)
The Royal Bank of Scotland	3.200%	(4)	KRW	8,000,000,000	09/19/2018	(43,542)
The Royal Bank of Scotland	3.215%	(4)	KRW	18,000,000,000	09/19/2018	(108,831)
The Royal Bank of Scotland	3.220%	(4)	KRW	16,000,000,000	09/19/2018	(99,956)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	17

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.420%	PLN	17,000,000	09/19/2018	$(107,101)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.604%	PLN	220,000,000	09/19/2018	(831,369)
The Royal Bank of Scotland	3.265%	(5)	PLN	28,000,000	09/19/2018	235,933
The Royal Bank of Scotland	3.280%	(5)	PLN	3,000,000	09/19/2018	24,661
The Royal Bank of Scotland	3.310%	(5)	PLN	36,000,000	09/19/2018	281,121
The Royal Bank of Scotland	3.320%	(5)	PLN	18,000,000	09/19/2018	138,092
The Royal Bank of Scotland	3.445%	(5)	PLN	24,000,000	09/19/2018	142,972
The Royal Bank of Scotland	3.860%	(5)	PLN	19,000,000	09/19/2018	5,030
The Royal Bank of Scotland	3.975%	(5)	PLN	27,000,000	09/19/2018	(35,443)
The Royal Bank of Scotland	4.010%	(5)	PLN	12,000,000	09/19/2018	(21,513)
The Royal Bank of Scotland	4.205%	(5)	PLN	21,000,000	09/19/2018	(93,819)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.890%	SGD	25,000,000	09/19/2018	(849,057)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.930%	SGD	19,000,000	09/19/2018	(615,864)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.945%	SGD	6,000,000	09/19/2018	(191,000)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.980%	SGD	24,000,000	09/19/2018	(731,482)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.008%	SGD	23,000,000	09/19/2018	(676,520)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.090%	SGD	46,000,000	09/19/2018	(1,206,138)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.503%	SGD	9,000,000	09/19/2018	(92,274)
The Royal Bank of Scotland	1.245%	(6)	SGD	14,000,000	09/19/2018	283,086
The Royal Bank of Scotland	1.383%	(6)	SGD	22,000,000	09/19/2018	327,753
The Royal Bank of Scotland	1.470%	(6)	SGD	18,000,000	09/19/2018	207,194
The Royal Bank of Scotland	1.735%	(6)	SGD	15,000,000	09/19/2018	18,792
The Royal Bank of Scotland	1.905%	(6)	SGD	19,000,000	09/19/2018	(101,229)
The Royal Bank of Scotland	1.910%	(6)	SGD	17,000,000	09/19/2018	(93,864)
The Royal Bank of Scotland	1.920%	(6)	SGD	9,000,000	09/19/2018	(53,176)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.190%	ZAR	549,000,000	09/19/2018	(2,657,506)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.310%	ZAR	66,000,000	09/19/2018	(285,591)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.410%	ZAR	54,000,000	09/19/2018	20,514

The accompanying notes are an integral part of these financial statements.	(Continued)

18	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	7.130%	(7)	ZAR	30,000,000	09/19/2018	$24,548
The Royal Bank of Scotland	7.190%	(7)	ZAR	104,000,000	09/19/2018	58,398
The Royal Bank of Scotland	7.570%	(7)	ZAR	60,000,000	09/19/2018	(63,873)
The Royal Bank of Scotland	7.650%	(7)	ZAR	100,000,000	09/19/2018	(140,688)
The Royal Bank of Scotland	7.650%	(7)	ZAR	40,000,000	09/19/2018	(56,275)
The Royal Bank of Scotland	7.700%	(7)	ZAR	71,000,000	09/19/2018	(115,079)
The Royal Bank of Scotland	7.840%	(7)	ZAR	80,000,000	09/19/2018	(177,593)

						$(11,839,502)

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

Total return swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Australia 10-Year Bond Futures	9/16/2013	AUD	355,558	$(355)
Morgan Stanley and Co., International PLC	Bovespa Index	8/14/2013	BRL	8,495,052	(219,979)
Barclays Capital	Cocoa Futures	9/13/2013	USD	138,180	(8,340)
Bank of America	Euro - Bund Futures	9/6/2013	EUR	48,765,724	(860,501)
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	7/30/2013	HKD	11,544,858	60,887
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	1,281,897	54,924
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	(1,281,897)	(14,320)
Barclays Capital	Lean Hogs Futures	8/14/2013	USD	1,290,300	(3,959)
Barclays Capital	Lean Hogs Futures	8/14/2013	USD	(195,500)	1,000
Barclays Capital	Live Cattle Futures	8/30/2013	USD	2,349,634	42,056
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	7/30/2013	USD	4,791,984	183,116
Morgan Stanley and Co., International PLC	Russian Depository Index	6/15/2050	USD	—	(8,230)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	9/16/2013	USD	3,976,059	59,284
Barclays Capital	Soybean Futures	11/14/2013	USD	1,029,920	34,281
Barclays Capital	Soybean Futures	1/14/2014	USD	(320,425)	6,237

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	19

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Soybean Meal Futures	12/13/2013	USD	2,055,180	$(110,380)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	113,983	(5,695)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	9/20/2013	CHF	5,082,671	(31,442)
Bank of America	U.S. Treasury 10-Year Note Futures	9/19/2013	USD	158,770,487	(3,478,300)
Barclays Capital	Wheat Futures	9/13/2013	USD	4,131,668	(382,493)
Barclays Capital	Wheat Futures	12/13/2013	USD	4,024,025	(196,227)
Barclays Capital	Wheat Futures	12/13/2013	USD	(2,184,025)	94,710

					$(4,783,726)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $1,222,206. Additional collateral for positions held at Bank of America is included in collateral for credit default swap contracts. Additional cash held as collateral for Deutsche Bank was $400,000 at June 30, 2013.

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	Cattle Feeder Futures	August 29, 2013	$224,771	$224,175	$(596)
71	Cocoa Futures	September 13, 2013	1,623,862	1,536,440	(87,422)
39	Coffee ‘C’ Futures	September 18, 2013	1,850,630	1,760,850	(89,780)
251	Corn Futures	September 13, 2013	7,147,961	6,867,988	(279,973)
31	Cotton No. 2 Futures	December 6, 2013	1,353,792	1,302,155	(51,637)
224	Crude Oil Financial Futures	August 19, 2013	21,797,780	21,602,560	(195,220)
206	Globex Brent FCL Futures	September 12, 2013	20,950,180	20,859,560	(90,620)
87	Globex Heat Oil Futures	August 29, 2013	10,743,650	10,462,498	(281,152)
53	Globex RBOB Gas Futures	August 29, 2013	6,252,977	6,007,529	(245,448)
83	Gold 100 OZ Futures	August 28, 2013	11,170,410	10,156,710	(1,013,700)
120	ICE Euro Gasoil Futures	September 11, 2013	10,437,330	10,488,000	50,670
32	Lean Hogs Futures	August 14, 2013	1,259,677	1,247,360	(12,317)
93	Live Cattle Futures	August 30, 2013	4,481,069	4,539,331	58,262
3	LME Aluminum Futures	July 5, 2013	140,980	129,844	(11,136)
39	LME Aluminum Futures	July 11, 2013	1,843,056	1,690,894	(152,162)
139	LME Aluminum Futures	July 16, 2013	6,542,683	6,035,206	(507,477)
37	LME Aluminum Futures	July 19, 2013	1,772,722	1,607,890	(164,832)
19	LME Aluminum Futures	July 24, 2013	904,170	826,880	(77,290)
13	LME Aluminum Futures	July 26, 2013	627,921	566,088	(61,833)
77	LME Aluminum Futures	August 2, 2013	3,532,498	3,359,818	(172,680)
52	LME Aluminum Futures	August 9, 2013	2,470,112	2,273,583	(196,529)
12	LME Aluminum Futures	August 16, 2013	552,019	525,738	(26,281)
2	LME Aluminum Futures	August 22, 2013	93,253	87,775	(5,478)
5	LME Aluminum Futures	August 23, 2013	232,192	219,502	(12,690)
9	LME Aluminum Futures	August 30, 2013	427,357	395,905	(31,452)
37	LME Aluminum Futures	September 6, 2013	1,815,427	1,630,905	(184,522)
26	LME Aluminum Futures	September 10, 2013	1,254,542	1,147,367	(107,175)
24	LME Aluminum Futures	September 13, 2013	1,112,738	1,060,026	(52,712)
510	LME Aluminum Futures	September 16, 2013	24,814,174	22,557,938	(2,256,236)
5	LME Aluminum Futures	September 17, 2013	229,383	221,092	(8,291)
59	LME Aluminum Futures	September 20, 2013	2,648,694	2,610,868	(37,826)

The accompanying notes are an integral part of these financial statements.	(Continued)

20	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
63	LME Aluminum Futures	September 24, 2013	$2,797,301	$2,790,506	$(6,795)
29	LME Aluminum Futures	September 25, 2013	1,288,371	1,284,823	(3,548)
50	LME Aluminum Futures	September 26, 2013	2,220,080	2,215,725	(4,355)
15	LME Aluminum Futures	September 27, 2013	663,879	664,875	996
383	LME Aluminum Futures	December 16, 2013	18,191,535	17,318,781	(872,754)
10	LME Copper Futures	July 5, 2013	1,841,391	1,683,187	(158,204)
24	LME Copper Futures	July 11, 2013	4,531,414	4,041,378	(490,036)
19	LME Copper Futures	July 16, 2013	3,439,980	3,200,559	(239,421)
9	LME Copper Futures	July 19, 2013	1,568,264	1,516,259	(52,005)
7	LME Copper Futures	July 24, 2013	1,225,052	1,179,500	(45,552)
16	LME Copper Futures	July 26, 2013	2,860,186	2,696,236	(163,950)
8	LME Copper Futures	August 2, 2013	1,383,013	1,348,530	(34,483)
34	LME Copper Futures	August 9, 2013	6,248,338	5,733,004	(515,334)
4	LME Copper Futures	August 16, 2013	720,934	674,678	(46,256)
11	LME Copper Futures	August 22, 2013	2,045,724	1,855,769	(189,955)
5	LME Copper Futures	August 23, 2013	908,325	843,532	(64,793)
8	LME Copper Futures	August 30, 2013	1,454,763	1,349,850	(104,913)
7	LME Copper Futures	September 6, 2013	1,285,386	1,181,273	(104,113)
27	LME Copper Futures	September 10, 2013	4,826,293	4,556,675	(269,618)
8	LME Copper Futures	September 13, 2013	1,415,013	1,350,200	(64,813)
248	LME Copper Futures	September 16, 2013	46,780,564	41,856,200	(4,924,364)
1	LME Copper Futures	September 17, 2013	177,202	168,775	(8,427)
34	LME Copper Futures	September 20, 2013	5,801,279	5,737,857	(63,422)
16	LME Copper Futures	September 24, 2013	2,672,026	2,700,100	28,074
7	LME Copper Futures	September 25, 2013	1,186,511	1,181,280	(5,231)
10	LME Copper Futures	September 26, 2013	1,682,516	1,687,520	5,004
4	LME Copper Futures	September 27, 2013	674,872	675,000	128
149	LME Copper Futures	December 16, 2013	26,502,907	25,192,175	(1,310,732)
2	LME Lead Futures	July 11, 2013	104,103	102,145	(1,958)
11	LME Lead Futures	July 16, 2013	564,868	562,164	(2,704)
9	LME Lead Futures	July 19, 2013	450,014	460,026	10,012
5	LME Lead Futures	July 26, 2013	258,825	255,598	(3,227)
6	LME Lead Futures	August 2, 2013	297,368	306,750	9,382
2	LME Lead Futures	August 9, 2013	101,553	102,310	757
3	LME Lead Futures	August 22, 2013	154,281	153,618	(663)
2	LME Lead Futures	August 23, 2013	101,022	102,413	1,391
1	LME Lead Futures	September 6, 2013	55,239	51,269	(3,970)
10	LME Lead Futures	September 10, 2013	532,766	512,687	(20,079)
1	LME Lead Futures	September 13, 2013	52,677	51,266	(1,411)
94	LME Lead Futures	September 16, 2013	5,108,902	4,818,087	(290,815)
30	LME Lead Futures	September 20, 2013	1,520,973	1,537,815	16,842
3	LME Lead Futures	September 24, 2013	150,089	153,806	3,717
4	LME Lead Futures	September 25, 2013	203,306	205,083	1,777
4	LME Lead Futures	September 26, 2013	204,506	205,092	586
3	LME Lead Futures	September 27, 2013	153,330	153,825	495
76	LME Lead Futures	December 16, 2013	4,024,725	3,920,650	(104,075)
3	LME Nickel Futures	July 5, 2013	289,686	245,626	(44,060)
21	LME Nickel Futures	July 11, 2013	2,025,484	1,719,989	(305,495)
2	LME Nickel Futures	July 16, 2013	189,843	163,856	(25,987)
5	LME Nickel Futures	July 19, 2013	458,558	409,708	(48,850)
7	LME Nickel Futures	July 26, 2013	646,391	573,801	(72,590)
13	LME Nickel Futures	August 2, 2013	1,158,643	1,066,020	(92,623)
14	LME Nickel Futures	August 9, 2013	1,293,622	1,148,442	(145,180)
1	LME Nickel Futures	August 16, 2013	89,258	82,062	(7,196)
7	LME Nickel Futures	September 10, 2013	626,693	575,262	(51,431)
10	LME Nickel Futures	September 13, 2013	856,816	821,956	(34,860)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	21

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
88	LME Nickel Futures	September 16, 2013	$8,698,944	$7,235,448	$(1,463,496)
6	LME Nickel Futures	September 20, 2013	499,647	493,344	(6,303)
3	LME Nickel Futures	September 25, 2013	250,187	246,749	(3,438)
4	LME Nickel Futures	September 26, 2013	328,998	329,019	21
43	LME Nickel Futures	December 16, 2013	3,688,484	3,552,144	(136,340)
24	LME Zinc Futures	July 11, 2013	1,142,892	1,095,120	(47,772)
11	LME Zinc Futures	July 16, 2013	522,518	502,571	(19,947)
3	LME Zinc Futures	July 19, 2013	140,630	137,162	(3,468)
14	LME Zinc Futures	July 26, 2013	673,596	641,105	(32,491)
55	LME Zinc Futures	August 2, 2013	2,549,261	2,522,617	(26,644)
42	LME Zinc Futures	August 9, 2013	1,971,967	1,929,406	(42,561)
12	LME Zinc Futures	August 22, 2013	559,519	552,873	(6,646)
37	LME Zinc Futures	September 10, 2013	1,746,459	1,711,907	(34,552)
254	LME Zinc Futures	September 16, 2013	12,288,489	11,772,900	(515,589)
38	LME Zinc Futures	September 20, 2013	1,750,959	1,761,025	10,066
25	LME Zinc Futures	September 24, 2013	1,137,540	1,158,394	20,854
14	LME Zinc Futures	September 25, 2013	645,772	648,651	2,879
21	LME Zinc Futures	September 26, 2013	967,084	972,899	5,815
3	LME Zinc Futures	September 27, 2013	138,455	138,975	520
194	LME Zinc Futures	December 16, 2013	9,102,954	9,096,175	(6,779)
430	Natural Gas Swap Futures	August 28, 2013	4,157,945	3,825,925	(332,020)
24	Silver Futures	September 26, 2013	2,352,232	2,336,400	(15,832)
34	Soybean Futures	January 14, 2014	2,203,567	2,136,475	(67,092)
4	Soybean Meal Futures	December 13, 2013	153,528	149,600	(3,928)
45	Soybean Oil Futures	December 13, 2013	1,269,820	1,218,240	(51,580)
141	Sugar #11 (World Markets) Futures	September 30, 2013	2,642,163	2,672,007	29,844
305	Wheat Futures	September 13, 2013	10,917,655	10,030,688	(886,967)
9	Amsterdam Index Futures	July 19, 2013	821,701	807,856	(13,845)
97	CAC40 10 Euro Futures	July 19, 2013	4,828,500	4,715,182	(113,318)
19	DAX Index Futures	September 20, 2013	5,057,872	4,925,557	(132,315)
67	E-Mini Russell 2000 Futures	September 20, 2013	6,615,854	6,530,491	(85,363)
315	Euro Stoxx 50 Index	September 20, 2013	10,973,876	10,652,313	(321,563)
140	FTSE 100 Index Futures	September 20, 2013	13,416,387	13,119,866	(296,521)
81	FTSE/JSE Top 40 Index Futures	September 19, 2013	2,916,024	2,851,989	(64,035)
16	FTSE/MIB Index Futures	September 20, 2013	1,663,584	1,589,263	(74,321)
17	Hang Seng Index Futures	July 30, 2013	2,201,525	2,271,730	70,205
90	H-SHARES Index Futures	July 30, 2013	5,261,095	5,363,297	102,202
22	IBEX 35 Index Futures	July 19, 2013	2,311,943	2,196,089	(115,854)
34	KOSPI Index 200 Futures	September 12, 2013	3,688,401	3,602,294	(86,107)
48	MSCI Taiwan Stock Index Futures	July 30, 2013	1,318,075	1,341,600	23,525
907	S&P 500 E-Mini Futures	September 20, 2013	74,306,754	72,528,255	(1,778,499)
61	S&P MID 400 E-Mini Futures	September 20, 2013	7,178,784	7,063,190	(115,594)
16	S&P/Toronto Stock Exchange 60 Index Futures	September 19, 2013	2,143,861	2,107,978	(35,883)
184	SGX S&P CNX Nifty Index Futures	July 25, 2013	2,086,119	2,144,336	58,217
38	SPI 200 Index Futures	September 19, 2013	4,164,925	4,143,414	(21,511)
128	TOPIX Index Futures	September 12, 2013	14,000,639	14,596,491	595,852
108	Australia 10-Year Bond Futures	September 16, 2013	11,878,403	11,693,546	(184,857)
128	Canadian 10-Year Bond Futures	September 19, 2013	16,458,798	15,993,610	(465,188)
60	Euro - Bund Futures	September 6, 2013	11,062,301	11,052,571	(9,730)
462	U.S. Treasury 10-Year Note Futures	September 19, 2013	59,274,364	58,471,875	(802,489)

			654,505,720	629,778,660	(24,727,060)

Short Contracts:
3	LME Aluminum Futures	July 5, 2013	(140,822)	(129,844)	10,978
39	LME Aluminum Futures	July 11, 2013	(1,849,887)	(1,690,894)	158,993

The accompanying notes are an integral part of these financial statements.	(Continued)

22	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
139	LME Aluminum Futures	July 16, 2013	$(6,595,328)	$(6,035,207)	$560,121
37	LME Aluminum Futures	July 19, 2013	(1,752,816)	(1,607,891)	144,925
19	LME Aluminum Futures	July 24, 2013	(906,745)	(826,880)	79,865
13	LME Aluminum Futures	July 26, 2013	(627,033)	(566,088)	60,945
77	LME Aluminum Futures	August 2, 2013	(3,540,376)	(3,359,818)	180,558
52	LME Aluminum Futures	August 9, 2013	(2,467,317)	(2,273,583)	193,734
12	LME Aluminum Futures	August 16, 2013	(551,430)	(525,738)	25,692
2	LME Aluminum Futures	August 22, 2013	(93,313)	(87,775)	5,538
5	LME Aluminum Futures	August 23, 2013	(232,992)	(219,503)	13,489
9	LME Aluminum Futures	August 30, 2013	(428,611)	(395,906)	32,705
37	LME Aluminum Futures	September 6, 2013	(1,812,941)	(1,630,905)	182,036
26	LME Aluminum Futures	September 10, 2013	(1,257,579)	(1,147,367)	110,212
24	LME Aluminum Futures	September 13, 2013	(1,114,883)	(1,060,026)	54,857
510	LME Aluminum Futures	September 16, 2013	(23,942,707)	(22,557,937)	1,384,770
5	LME Aluminum Futures	September 17, 2013	(232,009)	(221,093)	10,916
59	LME Aluminum Futures	September 20, 2013	(2,652,585)	(2,610,868)	41,717
63	LME Aluminum Futures	September 24, 2013	(2,799,508)	(2,790,506)	9,002
29	LME Aluminum Futures	September 25, 2013	(1,290,768)	(1,284,823)	5,945
50	LME Aluminum Futures	September 26, 2013	(2,222,140)	(2,215,725)	6,415
15	LME Aluminum Futures	September 27, 2013	(667,101)	(664,875)	2,226
256	LME Aluminum Futures	December 16, 2013	(11,774,809)	(11,576,000)	198,809
10	LME Copper Futures	July 5, 2013	(1,846,734)	(1,683,187)	163,547
24	LME Copper Futures	July 11, 2013	(4,531,162)	(4,041,378)	489,784
19	LME Copper Futures	July 16, 2013	(3,437,031)	(3,200,559)	236,472
9	LME Copper Futures	July 19, 2013	(1,571,171)	(1,516,260)	54,911
7	LME Copper Futures	July 24, 2013	(1,221,139)	(1,179,500)	41,639
16	LME Copper Futures	July 26, 2013	(2,847,974)	(2,696,236)	151,738
8	LME Copper Futures	August 2, 2013	(1,369,230)	(1,348,530)	20,700
34	LME Copper Futures	August 9, 2013	(6,306,096)	(5,733,004)	573,092
4	LME Copper Futures	August 16, 2013	(714,494)	(674,678)	39,816
11	LME Copper Futures	August 22, 2013	(2,047,426)	(1,855,769)	191,657
5	LME Copper Futures	August 23, 2013	(914,742)	(843,531)	71,211
8	LME Copper Futures	August 30, 2013	(1,459,017)	(1,349,850)	109,167
7	LME Copper Futures	September 6, 2013	(1,291,828)	(1,181,273)	110,555
27	LME Copper Futures	September 10, 2013	(4,838,919)	(4,556,675)	282,244
8	LME Copper Futures	September 13, 2013	(1,421,179)	(1,350,200)	70,979
248	LME Copper Futures	September 16, 2013	(44,894,025)	(41,856,200)	3,037,825
1	LME Copper Futures	September 17, 2013	(178,684)	(168,775)	9,909
34	LME Copper Futures	September 20, 2013	(5,801,154)	(5,737,857)	63,297
16	LME Copper Futures	September 24, 2013	(2,665,697)	(2,700,100)	(34,403)
7	LME Copper Futures	September 25, 2013	(1,173,184)	(1,181,280)	(8,096)
10	LME Copper Futures	September 26, 2013	(1,672,759)	(1,687,520)	(14,761)
4	LME Copper Futures	September 27, 2013	(678,581)	(675,000)	3,581
117	LME Copper Futures	December 16, 2013	(20,359,731)	(19,781,775)	577,956
2	LME Lead Futures	July 11, 2013	(104,555)	(102,145)	2,410
11	LME Lead Futures	July 16, 2013	(561,152)	(562,164)	(1,012)
9	LME Lead Futures	July 19, 2013	(454,317)	(460,026)	(5,709)
5	LME Lead Futures	July 26, 2013	(258,117)	(255,597)	2,520
6	LME Lead Futures	August 2, 2013	(298,940)	(306,750)	(7,810)
2	LME Lead Futures	August 9, 2013	(102,607)	(102,310)	297
3	LME Lead Futures	August 22, 2013	(153,895)	(153,619)	276
2	LME Lead Futures	August 23, 2013	(101,647)	(102,413)	(766)
1	LME Lead Futures	September 6, 2013	(55,073)	(51,268)	3,805
10	LME Lead Futures	September 10, 2013	(531,788)	(512,688)	19,100
1	LME Lead Futures	September 13, 2013	(52,534)	(51,266)	1,268
94	LME Lead Futures	September 16, 2013	(4,918,192)	(4,818,087)	100,105

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	23

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
30	LME Lead Futures	September 20, 2013	$(1,515,447)	$(1,537,815)	$(22,368)
3	LME Lead Futures	September 24, 2013	(149,995)	(153,806)	(3,811)
4	LME Lead Futures	September 25, 2013	(200,269)	(205,083)	(4,814)
4	LME Lead Futures	September 26, 2013	(202,454)	(205,092)	(2,638)
3	LME Lead Futures	September 27, 2013	(154,299)	(153,825)	474
50	LME Lead Futures	December 16, 2013	(2,580,589)	(2,579,375)	1,214
3	LME Nickel Futures	July 5, 2013	(288,895)	(245,626)	43,269
21	LME Nickel Futures	July 11, 2013	(2,023,972)	(1,719,988)	303,984
2	LME Nickel Futures	July 16, 2013	(186,598)	(163,856)	22,742
5	LME Nickel Futures	July 19, 2013	(463,742)	(409,707)	54,035
7	LME Nickel Futures	July 26, 2013	(650,025)	(573,801)	76,224
13	LME Nickel Futures	August 2, 2013	(1,159,293)	(1,066,020)	93,273
14	LME Nickel Futures	August 9, 2013	(1,287,274)	(1,148,442)	138,832
1	LME Nickel Futures	August 16, 2013	(89,428)	(82,061)	7,367
7	LME Nickel Futures	September 10, 2013	(627,094)	(575,263)	51,831
10	LME Nickel Futures	September 13, 2013	(848,630)	(821,956)	26,674
88	LME Nickel Futures	September 16, 2013	(7,970,121)	(7,235,448)	734,673
6	LME Nickel Futures	September 20, 2013	(496,505)	(493,344)	3,161
3	LME Nickel Futures	September 25, 2013	(247,335)	(246,750)	585
4	LME Nickel Futures	September 26, 2013	(330,189)	(329,020)	1,169
25	LME Nickel Futures	December 16, 2013	(2,157,514)	(2,065,200)	92,314
24	LME Zinc Futures	July 11, 2013	(1,133,400)	(1,095,120)	38,280
11	LME Zinc Futures	July 16, 2013	(517,009)	(502,570)	14,439
3	LME Zinc Futures	July 19, 2013	(141,489)	(137,162)	4,327
14	LME Zinc Futures	July 26, 2013	(671,978)	(641,106)	30,872
55	LME Zinc Futures	August 2, 2013	(2,545,037)	(2,522,616)	22,421
42	LME Zinc Futures	August 9, 2013	(1,977,979)	(1,929,406)	48,573
12	LME Zinc Futures	August 22, 2013	(559,451)	(552,873)	6,578
37	LME Zinc Futures	September 10, 2013	(1,738,234)	(1,711,906)	26,328
254	LME Zinc Futures	September 16, 2013	(11,874,556)	(11,772,900)	101,656
38	LME Zinc Futures	September 20, 2013	(1,745,129)	(1,761,025)	(15,896)
25	LME Zinc Futures	September 24, 2013	(1,140,556)	(1,158,394)	(17,838)
14	LME Zinc Futures	September 25, 2013	(642,175)	(648,652)	(6,477)
21	LME Zinc Futures	September 26, 2013	(961,759)	(972,899)	(11,140)
3	LME Zinc Futures	September 27, 2013	(139,345)	(138,975)	370
117	LME Zinc Futures	December 16, 2013	(5,499,063)	(5,485,838)	13,225
262	Wheat Futures	December 13, 2013	(9,268,862)	(8,796,650)	472,212

			(253,974,164)	(241,796,292)	12,177,872

			$400,531,556	$387,982,368	$(12,549,188)

Cash held as collateral with broker for futures contracts was $31,269,829 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	6,000	$5,501	$5,455	$(46)
Brazilian Real, Expiring 09/18/13*	The Royal Bank of Scotland	BRL	74,075,000	33,892,167	32,662,965	(1,229,202)

The accompanying notes are an integral part of these financial statements.	(Continued)

24	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	77,000	$83,327	$81,579	$(1,748)
Czech Republic Koruna, Expiring 09/18/13	The Royal Bank of Scotland	CZK	21,928,000	1,116,761	1,097,628	(19,133)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	258,168,062	339,385,934	336,162,695	(3,223,239)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	60,281,305	92,883,612	91,636,445	(1,247,167)
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	6,356,000	819,041	819,740	699
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	$292,494,000	77,974,481	77,880,755	(93,726)
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	3,494,000	35,406	35,242	(164)
Korean Won, Expiring 09/23/13*	The Royal Bank of Scotland	KRW	55,917,856,000	49,472,735	48,777,705	(695,030)
Mexican Peso, Expiring 09/18/13	The Royal Bank of Scotland	MXN	1,024,031,000	79,198,339	78,470,532	(727,807)
Poland Zloty, Expiring 09/18/13	The Royal Bank of Scotland	PLN	6,110,000	1,849,218	1,829,836	(19,382)
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	137,444,000	4,149,173	4,124,714	(24,459)
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	52,777,000	42,054,900	41,644,936	(409,964)
Turkish Lira, Expiring 09/18/13	The Royal Bank of Scotland	TRY	64,449,000	33,917,171	33,003,870	(913,301)
Taiwanese Dollar, Expiring 09/18/13*	The Royal Bank of Scotland	TWD	1,183,034,000	39,674,368	39,506,899	(167,469)
South African Rand, Expiring 09/18/13	The Royal Bank of Scotland	ZAR	122,070,000	12,157,821	12,207,356	49,535

				808,669,955	799,948,352	(8,721,603)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	(24,000)	$(22,886)	$(21,821)	$1,065
Brazilian Real, Expiring 09/18/13*	The Royal Bank of Scotland	BRL	(54,284,000)	(24,345,739)	(23,936,231)	409,508
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(130,000)	(137,960)	(137,730)	230
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(344,387,811)	(452,283,576)	(448,430,118)	3,853,458
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(72,216,232)	(111,201,561)	(109,779,286)	1,422,275
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	(520,000)	(67,022)	(67,065)	(43)
Hungarian Forint, Expiring 09/18/13	The Royal Bank of Scotland	HUF	(202,866,000)	(892,466)	(888,241)	4,225
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	(199,533,000)	(54,794,705)	(54,756,291)	38,414
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	(116,374,000)	(1,176,450)	(1,173,798)	2,652

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	25

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 09/23/13*	The Royal Bank of Scotland	KRW	(42,436,931,000)	$(36,957,588)	$(37,018,160)	$(60,572)
Mexican Peso, Expiring 09/18/13	The Royal Bank of Scotland	MXN	(764,173,000)	(58,119,163)	(58,557,857)	(438,694)
Poland Zloty, Expiring 09/18/13	The Royal Bank of Scotland	PLN	(8,514,000)	(2,608,389)	(2,549,791)	58,598
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	(275,882,000)	(8,415,945)	(8,279,258)	136,687
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	(35,783,000)	(28,210,803)	(28,235,419)	(24,616)
Turkish Lira, Expiring 09/18/13	The Royal Bank of Scotland	TRY	(51,333,000)	(26,628,860)	(26,287,261)	341,599
Taiwanese Dollar, Expiring 09/18/13*	The Royal Bank of Scotland	TWD	(821,674,000)	(27,346,247)	(27,439,441)	(93,194)
South African Rand, Expiring 09/18/13	The Royal Bank of Scotland	ZAR	(65,370,000)	(6,348,730)	(6,537,190)	(188,460)

				(839,558,090)	(834,094,958)	5,463,132

				$(30,888,135)	$(34,146,606)	$(3,258,471)

Money Market Fund is pledged as collateral for forward foreign currency exchange contracts in the amount of $18,370,000.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

26	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 10.3%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 10.3%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	1,621	$2,220,194
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,638	2,400,950
France Government Bond OAT (France)	0.250%	07/25/18	EUR	207	272,870
France Government Bond OAT (France)	1.300%	07/25/19	EUR	531	742,923
France Government Bond OAT (France)	1.100%	07/25/22	EUR	757	1,029,954
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	849	1,579,922

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $8,688,194)					8,246,813

U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Inflation Protected Securities - 10.8%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	2,500	2,515,676
U.S. Treasury Inflation Protected Securities	0.125%	04/15/17	USD	2,500	2,626,037
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	900	1,059,965
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	1,000	1,214,961
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	1,000	1,272,800

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,187,949)					8,689,439

MONEY MARKET FUNDS - 62.1%				SHARES
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.046% (a)				1,445,033	1,445,033
Dreyfus Treasury Cash Management, Class I, 0.010% (a)				5,780,132	5,780,132
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)				35,297,223	35,297,223
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)				7,225,166	7,225,166

TOTAL MONEY MARKET FUNDS (cost $49,747,554)					49,747,554

SHORT-TERM INVESTMENTS - 2.4%				PRINCIPAL AMOUNT (000’S)
U.S. Treasury Bill, 0.000%, 12/12/2013 (c) (cost $1,899,417)				$1,899	1,899,438

TOTAL INVESTMENTS - 85.6% (cost $69,523,114)					68,583,244

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.4% (d)					11,577,969

NET ASSETS - 100.0%					$80,161,213

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of June 30, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	27

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	8/14/2013	BRL	1,293,408	$(52,662)
Barclays Capital	Cocoa Futures	9/13/2013	USD	138,180	(8,337)
Barclays Capital	Cocoa Futures	9/13/2013	USD	(23,030)	(120)
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	343,481	(27,421)
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	(98,138)	75
Barclays Capital	Corn Futures	9/13/2013	USD	652,850	(50,851)
Barclays Capital	Corn Futures	9/13/2013	USD	(296,750)	17,082
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	1,686,125	(217,629)
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	(562,700)	10,757
Goldman Sachs	H-SHARES Index Futures	7/30/2013	HKD	1,332,238	7,008
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	152,045	9,994
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	(152,045)	(1,736)
Barclays Capital	Lean Hogs Futures	8/14/2013	USD	156,400	(480)
Barclays Capital	Live Cattle Futures	8/30/2013	USD	1,161,775	9,662
Barclays Capital	Live Cattle Futures	8/30/2013	USD	(484,795)	(3,869)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	391,150	(37,300)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(383,550)	29,700
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	294,900	(23,588)
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	(90,850)	413
Barclays Capital	LME Copper Futures	9/16/2013	USD	778,100	(103,000)
Barclays Capital	LME Copper Futures	9/16/2013	USD	(717,800)	42,700
Barclays Capital	LME Copper Futures	12/16/2013	USD	720,350	(44,050)
Barclays Capital	LME Copper Futures	12/16/2013	USD	(169,625)	550
Barclays Capital	LME Nickel Futures	9/16/2013	USD	100,266	(18,045)
Barclays Capital	LME Nickel Futures	9/16/2013	USD	(94,620)	12,399
Goldman Sachs	MSCI Taiwan Stock Index Futures	7/30/2013	USD	430,376	16,824
Bank of America	Russian Trading System Index Futures	9/16/2013	USD	397,832	2,180
Barclays Capital	Silver Futures	9/26/2013	USD	108,580	(11,230)
Barclays Capital	Soybean Futures	11/14/2013	USD	607,403	18,545
Barclays Capital	Soybean Futures	11/14/2013	USD	(60,550)	(2,048)
Barclays Capital	Soybean Futures	1/14/2014	USD	(255,888)	4,538
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	731,448	(20,822)
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	(497,318)	8,859
Barclays Capital	Sugar #11 (World Markets) Futures	9/30/2013	USD	18,782	168
Goldman Sachs	Swiss Market Index Futures	9/20/2013	CHF	617,163	(5,025)
Barclays Capital	Wheat Futures	9/13/2013	USD	938,468	(83,393)
Barclays Capital	Wheat Futures	12/13/2013	USD	35,900	(2,322)
Barclays Capital	Wheat Futures	12/13/2013	USD	(248,500)	13,458

					$(509,016)

The accompanying notes are an integral part of these financial statements.	(Continued)

28	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $1,100,000.

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Cattle Feeder Futures	August 29, 2013	$72,816	$74,725	$1,909
2	Cocoa Futures	September 13, 2013	45,306	43,279	(2,027)
1	Coffee ‘C’ Futures	September 18, 2013	46,582	45,150	(1,432)
15	Corn Futures	September 13, 2013	423,793	410,438	(13,355)
4	Cotton No. 2 Futures	December 6, 2013	170,746	168,020	(2,726)
22	Crude Oil Financial Futures	August 19, 2013	2,123,110	2,121,680	(1,430)
21	Globex Brent FCL Futures	September 12, 2013	2,134,420	2,126,460	(7,960)
8	Globex Heat Oil Futures	August 29, 2013	978,008	962,069	(15,939)
6	Globex RBOB Gas Futures	August 29, 2013	706,041	680,098	(25,943)
12	ICE Euro Gasoil Futures	September 11, 2013	1,042,630	1,048,800	6,170
2	Lean Hogs Futures	August 14, 2013	78,625	77,960	(665)
1	Live Cattle Futures	August 30, 2013	47,903	48,810	907
2	LME Aluminum Futures	July 11, 2013	94,516	86,713	(7,803)
12	LME Aluminum Futures	July 16, 2013	564,836	521,025	(43,811)
1	LME Aluminum Futures	July 19, 2013	47,911	43,456	(4,455)
2	LME Aluminum Futures	July 24, 2013	95,176	87,040	(8,136)
1	LME Aluminum Futures	July 26, 2013	48,302	43,546	(4,756)
10	LME Aluminum Futures	August 2, 2013	460,766	436,340	(24,426)
7	LME Aluminum Futures	August 9, 2013	332,515	306,059	(26,456)
2	LME Aluminum Futures	August 15, 2013	92,503	87,598	(4,905)
1	LME Aluminum Futures	August 16, 2013	46,089	43,811	(2,278)
1	LME Aluminum Futures	August 23, 2013	46,438	43,900	(2,538)
2	LME Aluminum Futures	August 30, 2013	94,968	87,979	(6,989)
2	LME Aluminum Futures	September 6, 2013	98,131	88,157	(9,974)
43	LME Aluminum Futures	September 16, 2013	2,086,041	1,901,944	(184,097)
8	LME Aluminum Futures	September 20, 2013	359,838	354,016	(5,822)
4	LME Aluminum Futures	September 24, 2013	177,606	177,175	(431)
2	LME Aluminum Futures	September 25, 2013	88,853	88,608	(245)
6	LME Aluminum Futures	September 26, 2013	266,410	265,887	(523)
1	LME Aluminum Futures	September 27, 2013	44,570	44,325	(245)
30	LME Aluminum Futures	December 16, 2013	1,424,339	1,356,563	(67,776)
1	LME Copper Futures	July 11, 2013	188,809	168,391	(20,418)
2	LME Copper Futures	July 16, 2013	362,103	336,901	(25,202)
2	LME Copper Futures	July 26, 2013	357,523	337,029	(20,494)
1	LME Copper Futures	August 2, 2013	172,877	168,567	(4,310)
2	LME Copper Futures	August 9, 2013	367,549	337,235	(30,314)
1	LME Copper Futures	August 15, 2013	179,858	168,662	(11,196)
1	LME Copper Futures	August 22, 2013	185,975	168,706	(17,269)
2	LME Copper Futures	September 13, 2013	354,003	337,550	(16,453)
14	LME Copper Futures	September 16, 2013	2,642,254	2,362,850	(279,404)
1	LME Copper Futures	September 20, 2013	169,327	168,761	(566)
2	LME Copper Futures	September 24, 2013	334,003	337,512	3,509
1	LME Copper Futures	September 25, 2013	169,502	168,755	(747)
1	LME Copper Futures	September 26, 2013	168,252	168,752	500
8	LME Copper Futures	December 16, 2013	1,426,294	1,352,600	(73,694)
1	LME Lead Futures	July 16, 2013	51,352	51,106	(246)
1	LME Lead Futures	August 2, 2013	49,561	51,125	1,564
1	LME Lead Futures	August 9, 2013	50,777	51,155	378
1	LME Lead Futures	August 15, 2013	49,102	51,181	2,079

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	29

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	LME Lead Futures	September 16, 2013	$431,613	$410,050	$(21,563)
2	LME Lead Futures	September 20, 2013	101,403	102,521	1,118
1	LME Lead Futures	September 25, 2013	50,827	51,271	444
1	LME Lead Futures	September 26, 2013	50,658	51,273	615
1	LME Lead Futures	September 27, 2013	51,077	51,275	198
7	LME Lead Futures	December 16, 2013	370,376	361,113	(9,263)
1	LME Nickel Futures	July 16, 2013	94,922	81,929	(12,993)
1	LME Nickel Futures	July 26, 2013	92,342	81,972	(10,370)
3	LME Nickel Futures	August 2, 2013	268,278	246,004	(22,274)
1	LME Nickel Futures	August 9, 2013	92,402	82,032	(10,370)
7	LME Nickel Futures	September 16, 2013	685,133	575,547	(109,586)
1	LME Nickel Futures	September 27, 2013	82,802	82,260	(542)
3	LME Nickel Futures	December 16, 2013	258,530	247,824	(10,706)
1	LME Zinc Futures	July 5, 2013	46,377	45,560	(817)
2	LME Zinc Futures	July 11, 2013	95,241	91,260	(3,981)
2	LME Zinc Futures	July 16, 2013	95,003	91,376	(3,627)
1	LME Zinc Futures	July 24, 2013	47,343	45,772	(1,571)
1	LME Zinc Futures	July 26, 2013	48,114	45,793	(2,321)
4	LME Zinc Futures	August 2, 2013	185,401	183,463	(1,938)
3	LME Zinc Futures	August 9, 2013	140,855	137,815	(3,040)
1	LME Zinc Futures	August 15, 2013	46,058	46,000	(58)
1	LME Zinc Futures	August 16, 2013	45,452	46,011	559
1	LME Zinc Futures	August 22, 2013	46,627	46,073	(554)
20	LME Zinc Futures	September 16, 2013	972,189	927,000	(45,189)
1	LME Zinc Futures	September 20, 2013	45,940	46,342	402
2	LME Zinc Futures	September 24, 2013	91,003	92,671	1,668
3	LME Zinc Futures	September 26, 2013	138,155	138,986	831
1	LME Zinc Futures	September 27, 2013	46,002	46,325	323
14	LME Zinc Futures	December 16, 2013	657,623	656,425	(1,198)
49	Natural Gas Swap Futures	August 28, 2013	472,207	435,977	(36,230)
2	Silver Futures	September 26, 2013	197,738	194,700	(3,038)
1	Soybean Futures	January 14, 2014	65,427	62,837	(2,590)
6	Soybean Oil Futures	December 13, 2013	170,889	162,432	(8,457)
14	Sugar #11 (World Markets) Futures	September 30, 2013	262,063	265,306	3,243
18	Wheat Futures	September 13, 2013	641,797	591,975	(49,822)
1	Amsterdam Index Futures	July 19, 2013	91,354	89,762	(1,592)
8	CAC40 10 Euro Futures	July 19, 2013	399,733	388,881	(10,852)
2	DAX Index Futures	September 20, 2013	537,623	518,480	(19,143)
8	E-Mini Russell 2000 Futures	September 20, 2013	791,732	779,760	(11,972)
34	Euro Stoxx 50 Index	September 20, 2013	1,187,365	1,149,773	(37,592)
16	FTSE 100 Index Futures	September 20, 2013	1,537,335	1,499,414	(37,921)
9	FTSE/JSE Top 40 Index Futures	September 19, 2013	331,209	316,887	(14,322)
1	FTSE/MIB Index Futures	September 20, 2013	105,071	99,329	(5,742)
2	Hang Seng Index Futures	July 30, 2013	256,063	267,262	11,199
11	H-SHARES Index Futures	July 30, 2013	638,165	655,514	17,349
3	IBEX 35 Index Futures	July 19, 2013	315,330	299,466	(15,864)
4	KOSPI Index 200 Futures	September 12, 2013	441,785	423,799	(17,986)
10	MSCI Taiwan Stock Index Futures	July 30, 2013	269,955	279,500	9,545
108	S&P 500 E-Mini Futures	September 20, 2013	8,846,816	8,636,220	(210,596)
7	S&P MID 400 E-Mini Futures	September 20, 2013	826,454	810,530	(15,924)
2	S&P/Toronto Stock Exchange 60 Index Futures	September 19, 2013	268,462	263,497	(4,965)
24	SGX S&P CNX Nifty Index Futures	July 25, 2013	269,349	279,696	10,347
4	SPI 200 Index Futures	September 19, 2013	438,845	436,149	(2,696)
15	TOPIX Index Futures	September 12, 2013	1,650,773	1,710,526	59,753

The accompanying notes are an integral part of these financial statements.	(Continued)

30	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
16	10-Year Japanese Government Bond Futures	September 9, 2013	$2,305,843	$2,300,625	$(5,218)
13	Australia 10-Year Bond Futures	September 16, 2013	1,446,502	1,407,557	(38,945)
14	Canadian 10-Year Bond Futures	September 19, 2013	1,812,282	1,749,301	(62,981)
53	Euro - Bund Futures	September 6, 2013	9,899,030	9,763,103	(135,927)
202	U.S. Treasury 10-Year Note Futures	September 19, 2013	26,150,662	25,565,625	(585,037)

			89,624,514	87,174,295	(2,450,219)

Short Contracts:
2	LME Aluminum Futures	July 11, 2013	(94,866)	(86,713)	8,153
12	LME Aluminum Futures	July 16, 2013	(569,381)	(521,025)	48,356
1	LME Aluminum Futures	July 19, 2013	(47,373)	(43,456)	3,917
2	LME Aluminum Futures	July 24, 2013	(95,447)	(87,040)	8,407
1	LME Aluminum Futures	July 26, 2013	(48,233)	(43,545)	4,688
10	LME Aluminum Futures	August 2, 2013	(460,259)	(436,340)	23,919
7	LME Aluminum Futures	August 9, 2013	(332,139)	(306,060)	26,079
2	LME Aluminum Futures	August 15, 2013	(92,558)	(87,598)	4,960
1	LME Aluminum Futures	August 16, 2013	(45,998)	(43,811)	2,187
1	LME Aluminum Futures	August 23, 2013	(46,598)	(43,900)	2,698
2	LME Aluminum Futures	August 30, 2013	(95,247)	(87,979)	7,268
2	LME Aluminum Futures	September 6, 2013	(97,997)	(88,157)	9,840
43	LME Aluminum Futures	September 16, 2013	(2,016,905)	(1,901,943)	114,962
8	LME Aluminum Futures	September 20, 2013	(360,812)	(354,016)	6,796
4	LME Aluminum Futures	September 24, 2013	(177,747)	(177,176)	571
2	LME Aluminum Futures	September 25, 2013	(89,019)	(88,609)	410
6	LME Aluminum Futures	September 26, 2013	(266,657)	(265,887)	770
1	LME Aluminum Futures	September 27, 2013	(44,248)	(44,325)	(77)
20	LME Aluminum Futures	December 16, 2013	(910,430)	(904,375)	6,055
1	LME Copper Futures	July 11, 2013	(188,798)	(168,390)	20,408
2	LME Copper Futures	July 16, 2013	(361,793)	(336,901)	24,892
2	LME Copper Futures	July 26, 2013	(355,997)	(337,030)	18,967
1	LME Copper Futures	August 2, 2013	(171,154)	(168,566)	2,588
2	LME Copper Futures	August 9, 2013	(370,947)	(337,236)	33,711
1	LME Copper Futures	August 15, 2013	(179,498)	(168,662)	10,836
1	LME Copper Futures	August 22, 2013	(186,130)	(168,707)	17,423
2	LME Copper Futures	September 13, 2013	(355,928)	(337,550)	18,378
14	LME Copper Futures	September 16, 2013	(2,538,602)	(2,362,850)	175,752
1	LME Copper Futures	September 20, 2013	(171,409)	(168,760)	2,649
2	LME Copper Futures	September 24, 2013	(333,212)	(337,512)	(4,300)
1	LME Copper Futures	September 25, 2013	(167,598)	(168,755)	(1,157)
1	LME Copper Futures	September 26, 2013	(167,276)	(168,752)	(1,476)
7	LME Copper Futures	December 16, 2013	(1,199,012)	(1,183,525)	15,487
1	LME Lead Futures	July 16, 2013	(51,014)	(51,106)	(92)
1	LME Lead Futures	August 2, 2013	(49,823)	(51,125)	(1,302)
1	LME Lead Futures	August 9, 2013	(51,304)	(51,155)	149
1	LME Lead Futures	August 15, 2013	(49,148)	(51,180)	(2,032)
8	LME Lead Futures	September 16, 2013	(419,581)	(410,050)	9,531
2	LME Lead Futures	September 20, 2013	(101,005)	(102,521)	(1,516)
1	LME Lead Futures	September 25, 2013	(50,067)	(51,270)	(1,203)
1	LME Lead Futures	September 26, 2013	(51,048)	(51,273)	(225)
1	LME Lead Futures	September 27, 2013	(51,253)	(51,275)	(22)
4	LME Lead Futures	December 16, 2013	(204,556)	(206,350)	(1,794)
1	LME Nickel Futures	July 16, 2013	(93,299)	(81,928)	11,371
1	LME Nickel Futures	July 26, 2013	(92,861)	(81,972)	10,889
3	LME Nickel Futures	August 2, 2013	(267,913)	(246,005)	21,908

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	31

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	LME Nickel Futures	August 9, 2013	$(91,948)	$(82,031)	$9,917
7	LME Nickel Futures	September 16, 2013	(627,739)	(575,547)	52,192
1	LME Nickel Futures	September 27, 2013	(82,544)	(82,260)	284
1	LME Nickel Futures	December 16, 2013	(83,164)	(82,608)	556
1	LME Zinc Futures	July 5, 2013	(46,998)	(45,560)	1,438
2	LME Zinc Futures	July 11, 2013	(94,450)	(91,260)	3,190
2	LME Zinc Futures	July 16, 2013	(94,002)	(91,377)	2,625
1	LME Zinc Futures	July 24, 2013	(47,373)	(45,772)	1,601
1	LME Zinc Futures	July 26, 2013	(47,998)	(45,793)	2,205
4	LME Zinc Futures	August 2, 2013	(185,094)	(183,463)	1,631
3	LME Zinc Futures	August 9, 2013	(141,284)	(137,815)	3,469
1	LME Zinc Futures	August 15, 2013	(45,973)	(46,000)	(27)
1	LME Zinc Futures	August 16, 2013	(45,911)	(46,011)	(100)
1	LME Zinc Futures	August 22, 2013	(46,621)	(46,073)	548
20	LME Zinc Futures	September 16, 2013	(932,705)	(927,000)	5,705
1	LME Zinc Futures	September 20, 2013	(45,898)	(46,342)	(444)
2	LME Zinc Futures	September 24, 2013	(91,244)	(92,671)	(1,427)
3	LME Zinc Futures	September 26, 2013	(137,394)	(138,985)	(1,591)
1	LME Zinc Futures	September 27, 2013	(46,273)	(46,325)	(52)
6	LME Zinc Futures	December 16, 2013	(279,053)	(281,325)	(2,272)
17	Wheat Futures	December 13, 2013	(597,793)	(570,775)	27,018

			(17,983,599)	(17,217,354)	766,245

			$71,640,915	$69,956,941	$(1,683,974)

Cash held as collateral with broker for futures contracts was $3,726,133 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	13,000	$13,920	$13,773	$(147)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	11,492,653	15,044,588	14,964,675	(79,913)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	4,792,404	7,347,684	7,285,159	(62,525)
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	11,439,000	343,966	343,286	(680)

				22,750,158	22,606,893	(143,265)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(33,000)	$(34,963)	$(34,962)	$1
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(16,812,213)	(22,071,389)	(21,891,317)	180,072

The accompanying notes are an integral part of these financial statements.	(Continued)

32	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(5,955,136)	$(9,169,966)	$(9,052,682)	$117,284
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	(288,000)	(37,132)	(37,143)	(11)
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	(27,923,000)	(850,728)	(837,973)	12,755

				(32,164,178)	(31,854,077)	310,101

				$(9,414,020)	$(9,247,184)	$166,836

Cash held as collateral with broker for forward currency exchange contracts was $190,000 at June 30, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

RUB - Russian Ruble

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	33

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 14.9%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 14.9%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	927	$1,268,683
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	983	1,440,576
France Government Bond OAT (France)	0.250%	07/25/18	EUR	104	136,436
France Government Bond OAT (France)	1.300%	07/25/19	EUR	319	445,750
France Government Bond OAT (France)	1.100%	07/25/22	EUR	432	588,548
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	485	902,813

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $4,964,542)					4,782,806

U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Inflation Protected Securities - 17.1%
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/22	USD	1,600	1,610,033
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/17	USD	1,600	1,680,663
U.S. Treasury Inflation Protected Securities (a)	1.375%	07/15/18	USD	600	706,643
U.S. Treasury Inflation Protected Securities (a)	1.625%	01/15/18	USD	600	728,977
U.S. Treasury Inflation Protected Securities (a)	2.625%	07/15/17	USD	600	763,680

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,744,214)					5,489,996

MONEY MARKET FUNDS - 29.1%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio, Series I, Institutional Shares, 0.046% (b)	326,747	$240,010
Dreyfus Treasury Cash Management, Class I, 0.010% (b)	1,306,989	960,042
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)	2,969,529	2,969,529
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)	3,969,218	3,969,218
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)	1,633,736	1,200,052

TOTAL MONEY MARKET FUNDS (cost $9,338,851)		9,338,851

SHORT-TERM INVESTMENTS - 6.5%	PRINCIPAL AMOUNT (000’S)
U.S. Treasury Bill, 0.000%, 12/12/2013 (d) (cost $2,099,348)	$2,099	2,099,379

REPURCHASE AGREEMENTS - 8.3%	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Barclays Capital, 0.06%, dated 06/28/13, due 07/17/13, repurchase price $1,209,038, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 01/15/22, with a value of $1,173,937 (a).	$1,209	$1,209,000
Morgan Stanley & Co., Inc., 0.13%, dated 06/27/13, due 07/17/13, repurchase price $514,371, collateralized by U.S. Treasury Inflation Indexed Note, 2.625%, due 07/15/17, with a value of $656,109 (a).	514	514,000
Morgan Stanley & Co., Inc., 0.13%, dated 06/28/13, due 07/17/13, repurchase price $453,656, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17, with a value of $923,133 (a).	945	945,000

TOTAL REPURCHASE AGREEMENTS (cost $2,668,000)		2,668,000

TOTAL INVESTMENTS - 75.9% (cost $24,814,955)		24,379,032

OTHER ASSETS IN EXCESS OF LIABILITIES - 24.1% (e)		7,728,198

NET ASSETS - 100.0%		$32,107,230

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On June 30, 2013, securities valued at $8,157,996 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

34	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

(c)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR	- Euro
GBP	- British Pound
USD	- United States Dollar

Open reverse repurchase agreements at June 30, 2013:

Counterparty	Trade Date	Rate	Due Date	Principal Amount of Reverse Repurchase Agreement
Barclays Capital	6/26/2013	0.18%	7/17/2013	$2,789,500
Morgan Stanley & Co., Inc.	6/26/2013	0.16%	7/17/2013	5,341,375

				$8,130,875

Additional cash held as collateral with Barclays Capital for open reverse repurchase agreements was $90,000 at June 30, 2013.

Total return swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	8/14/2013	BRL	517,363	$(21,065)
Barclays Capital	Cocoa Futures	9/13/2013	USD	69,090	(4,169)
Barclays Capital	Cocoa Futures	9/13/2013	USD	(23,030)	(223)
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	294,413	(23,504)
Barclays Capital	Coffee ‘C’ Futures	9/18/2013	USD	(196,275)	187
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	1,406,750	(183,003)
Barclays Capital	Gold 100 OZ Futures	8/28/2013	USD	(703,375)	31,422
Goldman Sachs	H-SHARES Index Futures	7/30/2013	HKD	88,158	4,672
Barclays Capital	Live Cattle Futures	8/30/2013	USD	968,281	7,917
Barclays Capital	Live Cattle Futures	8/30/2013	USD	(630,233)	(6,578)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	195,800	(18,875)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(195,200)	18,275
Barclays Capital	LME Aluminum Futures	12/16/2013	USD	147,450	(11,794)
Barclays Capital	LME Copper Futures	9/16/2013	USD	1,337,800	(156,375)
Barclays Capital	LME Copper Futures	9/16/2013	USD	(1,258,425)	77,000
Barclays Capital	LME Copper Futures	12/16/2013	USD	1,080,525	(66,075)
Barclays Capital	LME Copper Futures	12/16/2013	USD	(684,325)	8,025
Barclays Capital	LME Nickel Futures	9/16/2013	USD	102,000	(19,779)
Barclays Capital	LME Nickel Futures	9/16/2013	USD	(90,120)	7,899
Barclays Capital	LME Zinc Futures	9/16/2013	USD	50,838	(4,488)
Barclays Capital	LME Zinc Futures	9/16/2013	USD	(47,700)	1,350
Goldman Sachs	MSCI Taiwan Stock Index Futures	7/30/2013	USD	322,782	12,618
Bank of America	Russian Trading System Index Futures	9/16/2013	USD	197,665	1,083
Barclays Capital	Silver Futures	9/26/2013	USD	217,160	(22,449)
Barclays Capital	Silver Futures	9/26/2013	USD	(108,580)	12,080
Barclays Capital	Soybean Futures	11/14/2013	USD	908,235	30,039
Barclays Capital	Soybean Futures	11/14/2013	USD	(241,638)	(8,754)
Barclays Capital	Soybean Futures	1/14/2014	USD	(512,475)	9,774
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	647,662	(12,468)
Barclays Capital	Soybean Meal Futures	12/13/2013	USD	(530,597)	13,698
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	56,991	(2,847)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	35

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	9/20/2013	CHF	308,582	$(2,512)
Bank of America	U.S. Treasury 10-Year Note Futures	9/19/2013	USD	10,707,165	(202,477)
Barclays Capital	Wheat Futures	9/13/2013	USD	828,930	(68,473)
Barclays Capital	Wheat Futures	9/13/2013	USD	(140,950)	6,151
Barclays Capital	Wheat Futures	12/13/2013	USD	35,900	(2,322)
Barclays Capital	Wheat Futures	12/13/2013	USD	(384,948)	15,620

					$(580,420)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $1,260,000.

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Cocoa Futures	September 13, 2013	$22,912	$21,640	$(1,272)
13	Corn Futures	September 13, 2013	366,776	355,712	(11,064)
2	Cotton No. 2 Futures	December 6, 2013	86,446	84,010	(2,436)
11	Crude Oil Financial Futures	August 19, 2013	1,063,710	1,060,840	(2,870)
10	Globex Brent FCL Futures	September 12, 2013	1,016,500	1,012,600	(3,900)
4	Globex Heat Oil Futures	August 29, 2013	486,931	481,034	(5,897)
3	Globex RBOB Gas Futures	August 29, 2013	353,745	340,049	(13,696)
6	ICE Euro Gasoil Futures	September 11, 2013	521,280	524,400	3,120
4	Lean Hogs Futures	August 14, 2013	157,096	155,920	(1,176)
2	LME Aluminum Futures	July 11, 2013	94,516	86,713	(7,803)
9	LME Aluminum Futures	July 16, 2013	423,627	390,769	(32,858)
1	LME Aluminum Futures	July 19, 2013	47,911	43,456	(4,455)
9	LME Aluminum Futures	August 2, 2013	414,890	392,705	(22,185)
7	LME Aluminum Futures	August 9, 2013	332,515	306,059	(26,456)
1	LME Aluminum Futures	August 16, 2013	46,002	43,812	(2,190)
1	LME Aluminum Futures	August 21, 2013	46,677	43,875	(2,802)
1	LME Aluminum Futures	August 30, 2013	47,484	43,989	(3,495)
1	LME Aluminum Futures	September 4, 2013	48,377	44,054	(4,323)
1	LME Aluminum Futures	September 12, 2013	46,877	44,155	(2,722)
4	LME Aluminum Futures	September 13, 2013	185,706	176,671	(9,035)
35	LME Aluminum Futures	September 16, 2013	1,699,788	1,548,094	(151,694)
3	LME Aluminum Futures	September 20, 2013	134,892	132,756	(2,136)
2	LME Aluminum Futures	September 24, 2013	88,803	88,587	(216)
2	LME Aluminum Futures	September 25, 2013	88,853	88,608	(245)
5	LME Aluminum Futures	September 26, 2013	222,008	221,572	(436)
2	LME Aluminum Futures	September 27, 2013	88,728	88,650	(78)
24	LME Aluminum Futures	December 16, 2013	1,136,469	1,085,250	(51,219)
1	LME Copper Futures	July 11, 2013	188,809	168,391	(20,418)
1	LME Copper Futures	July 16, 2013	181,052	168,451	(12,601)
1	LME Copper Futures	July 26, 2013	178,762	168,515	(10,247)
1	LME Copper Futures	August 2, 2013	172,877	168,567	(4,310)
2	LME Copper Futures	August 9, 2013	367,549	337,235	(30,314)
1	LME Copper Futures	August 21, 2013	185,218	168,706	(16,512)
2	LME Copper Futures	September 4, 2013	369,003	337,494	(31,509)

The accompanying notes are an integral part of these financial statements.	(Continued)

36	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	LME Copper Futures	September 12, 2013	$356,003	$337,544	$(18,459)
9	LME Copper Futures	September 16, 2013	1,703,371	1,518,975	(184,396)
2	LME Copper Futures	September 20, 2013	342,178	337,521	(4,657)
5	LME Copper Futures	December 16, 2013	883,012	845,375	(37,637)
1	LME Lead Futures	July 5, 2013	51,377	51,033	(344)
1	LME Lead Futures	July 16, 2013	51,352	51,106	(246)
1	LME Lead Futures	July 26, 2013	51,765	51,120	(645)
1	LME Lead Futures	September 12, 2013	53,377	51,269	(2,108)
7	LME Lead Futures	September 16, 2013	381,568	358,794	(22,774)
2	LME Lead Futures	September 20, 2013	101,403	102,521	1,118
1	LME Lead Futures	September 24, 2013	50,030	51,269	1,239
2	LME Lead Futures	September 25, 2013	101,653	102,541	888
6	LME Lead Futures	December 16, 2013	315,727	309,525	(6,202)
2	LME Nickel Futures	July 16, 2013	189,843	163,856	(25,987)
1	LME Nickel Futures	August 2, 2013	89,126	82,001	(7,125)
1	LME Nickel Futures	September 12, 2013	86,162	82,191	(3,971)
1	LME Nickel Futures	September 13, 2013	85,682	82,196	(3,486)
5	LME Nickel Futures	September 16, 2013	492,284	411,105	(81,179)
1	LME Nickel Futures	September 20, 2013	83,177	82,224	(953)
1	LME Nickel Futures	September 27, 2013	82,802	82,260	(542)
4	LME Nickel Futures	December 16, 2013	341,439	330,432	(11,007)
1	LME Zinc Futures	July 5, 2013	46,377	45,560	(817)
3	LME Zinc Futures	July 11, 2013	142,862	136,889	(5,973)
2	LME Zinc Futures	July 16, 2013	95,003	91,376	(3,627)
2	LME Zinc Futures	July 26, 2013	96,228	91,586	(4,642)
3	LME Zinc Futures	August 2, 2013	139,051	137,598	(1,453)
2	LME Zinc Futures	August 9, 2013	93,903	91,876	(2,027)
1	LME Zinc Futures	September 4, 2013	48,602	46,207	(2,395)
3	LME Zinc Futures	September 12, 2013	139,505	138,866	(639)
1	LME Zinc Futures	September 13, 2013	46,690	46,299	(391)
16	LME Zinc Futures	September 16, 2013	775,213	741,600	(33,613)
1	LME Zinc Futures	September 25, 2013	46,127	46,333	206
3	LME Zinc Futures	September 26, 2013	138,155	138,986	831
1	LME Zinc Futures	September 27, 2013	46,302	46,325	23
13	LME Zinc Futures	December 16, 2013	610,565	609,537	(1,028)
23	Natural Gas Swap Futures	August 28, 2013	222,300	204,642	(17,658)
1	Soybean Oil Futures	December 13, 2013	28,481	27,071	(1,410)
9	Sugar #11 (World Markets) Futures	September 30, 2013	167,877	170,553	2,676
8	Wheat Futures	September 13, 2013	287,089	263,100	(23,989)
1	Amsterdam Index Futures	July 19, 2013	91,354	89,762	(1,592)
5	CAC40 10 Euro Futures	July 19, 2013	249,907	243,051	(6,856)
1	DAX Index Futures	September 20, 2013	268,857	259,240	(9,617)
4	E-Mini Russell 2000 Futures	September 20, 2013	396,395	389,880	(6,515)
16	Euro Stoxx 50 Index	September 20, 2013	558,760	541,070	(17,690)
8	FTSE 100 Index Futures	September 20, 2013	768,365	749,707	(18,658)
5	FTSE/JSE Top 40 Index Futures	September 19, 2013	184,251	176,049	(8,202)
1	FTSE/MIB Index Futures	September 20, 2013	105,071	99,329	(5,742)
1	Hang Seng Index Futures	July 30, 2013	128,637	133,631	4,994
5	H-SHARES Index Futures	July 30, 2013	290,687	297,961	7,274
1	IBEX 35 Index Futures	July 19, 2013	105,110	99,822	(5,288)
2	KOSPI Index 200 Futures	September 12, 2013	219,469	211,899	(7,570)
52	S&P 500 E-Mini Futures	September 20, 2013	4,263,421	4,158,180	(105,241)
3	S&P MID 400 E-Mini Futures	September 20, 2013	353,977	347,370	(6,607)
1	S&P/Toronto Stock Exchange 60 Index Futures	September 19, 2013	134,231	131,749	(2,482)
13	SGX S&P CNX Nifty Index Futures	July 25, 2013	145,849	151,502	5,653

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	37

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	SPI 200 Index Futures	September 19, 2013	$219,423	$218,075	$(1,348)
7	TOPIX Index Futures	September 12, 2013	761,863	798,245	36,382
10	10-Year Japanese Government Bond Futures	September 9, 2013	1,440,895	1,437,891	(3,004)
6	Australia 10-Year Bond Futures	September 16, 2013	667,387	649,642	(17,745)
7	Canadian 10-Year Bond Futures	September 19, 2013	906,718	874,651	(32,067)
26	Euro - Bund Futures	September 6, 2013	4,854,065	4,789,447	(64,618)
13	U.S. Treasury 10-Year Note Futures	September 19, 2013	1,683,148	1,645,312	(37,836)

			38,774,290	37,476,066	(1,298,224)

Short Contracts:
2	LME Aluminum Futures	July 11, 2013	(94,866)	(86,713)	8,153
9	LME Aluminum Futures	July 16, 2013	(427,036)	(390,769)	36,267
1	LME Aluminum Futures	July 19, 2013	(47,373)	(43,456)	3,917
9	LME Aluminum Futures	August 2, 2013	(414,280)	(392,706)	21,574
7	LME Aluminum Futures	August 9, 2013	(332,139)	(306,060)	26,079
1	LME Aluminum Futures	August 16, 2013	(45,953)	(43,812)	2,141
1	LME Aluminum Futures	August 21, 2013	(46,623)	(43,875)	2,748
1	LME Aluminum Futures	August 30, 2013	(47,623)	(43,989)	3,634
1	LME Aluminum Futures	September 4, 2013	(48,064)	(44,053)	4,011
1	LME Aluminum Futures	September 12, 2013	(47,405)	(44,155)	3,250
4	LME Aluminum Futures	September 13, 2013	(186,478)	(176,671)	9,807
35	LME Aluminum Futures	September 16, 2013	(1,631,146)	(1,548,094)	83,052
3	LME Aluminum Futures	September 20, 2013	(135,228)	(132,757)	2,471
2	LME Aluminum Futures	September 24, 2013	(88,873)	(88,587)	286
2	LME Aluminum Futures	September 25, 2013	(89,019)	(88,609)	410
5	LME Aluminum Futures	September 26, 2013	(222,214)	(221,573)	641
2	LME Aluminum Futures	September 27, 2013	(88,859)	(88,650)	209
20	LME Aluminum Futures	December 16, 2013	(921,599)	(904,375)	17,224
1	LME Copper Futures	July 11, 2013	(188,798)	(168,390)	20,408
1	LME Copper Futures	July 16, 2013	(180,896)	(168,450)	12,446
1	LME Copper Futures	July 26, 2013	(177,998)	(168,514)	9,484
1	LME Copper Futures	August 2, 2013	(171,154)	(168,566)	2,588
2	LME Copper Futures	August 9, 2013	(370,947)	(337,236)	33,711
1	LME Copper Futures	August 21, 2013	(184,623)	(168,706)	15,917
2	LME Copper Futures	September 4, 2013	(368,134)	(337,494)	30,640
2	LME Copper Futures	September 12, 2013	(354,228)	(337,544)	16,684
9	LME Copper Futures	September 16, 2013	(1,636,048)	(1,518,975)	117,073
2	LME Copper Futures	September 20, 2013	(339,869)	(337,521)	2,348
5	LME Copper Futures	December 16, 2013	(898,815)	(845,375)	53,440
1	LME Lead Futures	July 5, 2013	(51,353)	(51,032)	321
1	LME Lead Futures	July 16, 2013	(51,014)	(51,106)	(92)
1	LME Lead Futures	July 26, 2013	(51,623)	(51,119)	504
1	LME Lead Futures	September 12, 2013	(52,668)	(51,269)	1,399
7	LME Lead Futures	September 16, 2013	(367,126)	(358,794)	8,332
2	LME Lead Futures	September 20, 2013	(101,005)	(102,521)	(1,516)
1	LME Lead Futures	September 24, 2013	(49,998)	(51,268)	(1,270)
2	LME Lead Futures	September 25, 2013	(100,135)	(102,542)	(2,407)
5	LME Lead Futures	December 16, 2013	(257,953)	(257,937)	16
2	LME Nickel Futures	July 16, 2013	(186,598)	(163,856)	22,742
1	LME Nickel Futures	August 2, 2013	(89,176)	(82,001)	7,175
1	LME Nickel Futures	September 12, 2013	(86,183)	(82,191)	3,992
1	LME Nickel Futures	September 13, 2013	(84,863)	(82,196)	2,667
5	LME Nickel Futures	September 16, 2013	(447,550)	(411,105)	36,445

The accompanying notes are an integral part of these financial statements.	(Continued)

38	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	LME Nickel Futures	September 20, 2013	$(82,798)	$(82,224)	$574
1	LME Nickel Futures	September 27, 2013	(82,544)	(82,260)	284
3	LME Nickel Futures	December 16, 2013	(256,244)	(247,824)	8,420
1	LME Zinc Futures	July 5, 2013	(46,998)	(45,560)	1,438
3	LME Zinc Futures	July 11, 2013	(141,675)	(136,890)	4,785
2	LME Zinc Futures	July 16, 2013	(94,002)	(91,377)	2,625
2	LME Zinc Futures	July 26, 2013	(95,997)	(91,587)	4,410
3	LME Zinc Futures	August 2, 2013	(138,820)	(137,597)	1,223
2	LME Zinc Futures	August 9, 2013	(94,190)	(91,877)	2,313
1	LME Zinc Futures	September 4, 2013	(48,242)	(46,206)	2,036
3	LME Zinc Futures	September 12, 2013	(139,248)	(138,866)	382
1	LME Zinc Futures	September 13, 2013	(46,073)	(46,298)	(225)
16	LME Zinc Futures	September 16, 2013	(746,405)	(741,600)	4,805
1	LME Zinc Futures	September 25, 2013	(45,870)	(46,333)	(463)
3	LME Zinc Futures	September 26, 2013	(137,394)	(138,985)	(1,591)
1	LME Zinc Futures	September 27, 2013	(46,355)	(46,325)	30
9	LME Zinc Futures	December 16, 2013	(424,408)	(421,987)	2,421
7	Wheat Futures	December 13, 2013	(247,838)	(235,025)	12,813

			(14,678,634)	(14,013,433)	665,201

			$24,095,656	$23,462,633	$(633,023)

Cash held as collateral with broker for futures contracts was $1,807,807 at June 30, 2013.

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	11,000	$11,723	$11,654	$(69)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	11,880,333	15,611,506	15,469,477	(142,029)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	4,864,255	7,486,147	7,394,382	(91,765)
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	13,773,000	417,327	413,330	(3,997)

				23,526,703	23,288,843	(237,860)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(18,000)	$(19,094)	$(19,070)	$24
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(14,977,487)	(19,662,665)	(19,502,305)	160,360
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(5,537,900)	(8,527,489)	(8,418,422)	109,067
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	(191,000)	(24,626)	(24,634)	(8)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	39

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	(12,000)	$(121)	$(121)	$—
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	(22,708,000)	(691,843)	(681,470)	10,373

				(28,925,838)	(28,646,022)	279,816

				$(5,399,135)	$(5,357,179)	$41,956

Money Market Fund held as collateral with broker for forward foreign currency exchange contracts was $60,000 at June 30, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Financial Statements.

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

RUB - Russian Ruble

The accompanying notes are an integral part of these financial statements.

40	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 107.5%	SHARES	VALUE (Note 3)
COMMON STOCKS - 44.2%

Belgium - 0.5%
Anheuser-Busch InBev NV	16,846	$1,516,700
Solvay SA	16,277	2,131,297
UCB SA	23,206	1,245,717
Umicore SA	36,126	1,500,126

		6,393,840

Brazil - 1.2%
Banco Bradesco SA ADR (1)(a)	94,660	1,231,526
Banco do Brasil SA (1)	138,900	1,376,332
BM&FBovespa SA (1)	29,600	162,900
BR Malls Participacoes SA (1)	21,800	195,007
Braskem SA ADR (1)†(a)	22,100	328,848
CCR SA (1)	134,100	1,067,944
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)(a)	41,000	1,863,860
Cia de Bebidas das Americas ADR (1)(a)	31,800	1,187,730
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)(a)	67,200	699,552
Cia Energetica de Minas Gerais ADR (1)(a)	35	314
Cia Paranaense de Energia ADR (1)	11,700	145,314
Cielo SA (1)	96	2,407
Duratex SA (1)	54,600	312,231
Embraer SA ADR (1)(a)	19,700	726,733
Fibria Celulose SA ADR (1)†(a)	32,400	359,316
Itau Unibanco Holding SA ADR (1)(a)	43,340	559,953
JBS SA (1)	103,693	298,344
Multiplan Empreendimentos Imobiliarios SA (1)	1,400	32,632
Natura Cosmeticos SA (1)	35,500	776,550
Petroleo Brasileiro SA ADR (1)(a)	153,400	2,248,844
Porto Seguro SA (1)	96,500	1,044,856
Telefonica Brasil SA ADR (1)(a)	50,500	1,152,410
Ultrapar Participacoes SA ADR (1)(a)	11,400	272,916

		16,046,519

Chile - 0.1%
Banco Santander Chile ADR (1)(a)	36	880
Enersis SA ADR (1)(a)	27,300	446,628
ENTEL Chile SA (1)	57,607	963,802
SACI Falabella (1)	14,803	160,253

		1,571,563

China - 1.3%
Agricultural Bank of China Ltd., H Shares	225,000	91,977
Air China Ltd., H Shares	538,000	385,146
Anta Sports Products Ltd.	232,000	202,276
Bank of China Ltd., H Shares	5,054,000	2,070,447
Bank of Communications Co., Ltd., H Shares	596,000	381,919
China BlueChemical Ltd., H Shares	700,000	425,559
China CITIC Bank Corp. Ltd., H Shares	1,033,000	474,542
China Construction Bank Corp., H Shares	4,752,000	3,339,319
China Gas Holdings Ltd.	552,000	561,068
China Longyuan Power Group Corp., H Shares	315,000	323,867

	SHARES	VALUE (Note 3)
China - 1.3% (continued)
China Merchants Bank Co. Ltd., H Shares	151,500	$251,539
China Oilfield Services Ltd., H Shares	336,000	653,482
China Petroleum & Chemical Corp. ADR (1)(a)	4,400	402,600
China Railway Construction Corp. Ltd., H Shares	353,000	305,261
China Railway Group Ltd., H Shares	1,839,000	844,932
China Shanshui Cement Group Ltd.	399,000	178,163
China Southern Airlines Co. Ltd., H Shares	566,000	226,872
China Telecom Corp. Ltd., H Shares	678,000	323,359
China Zhongwang Holdings Ltd. †	186	56
Chongqing Rural Commercial Bank, H Shares	598,000	251,364
CNOOC Ltd. ADR (1)(a)	8,600	1,440,328
Country Garden Holdings Co., Ltd.	83,000	43,133
Datang International Power Generation Co. Ltd., H Shares †	412,000	165,736
Dongfeng Motor Group Co., Ltd., H Shares	388,000	514,612
Evergrande Real Estate Group Ltd. †	295,000	108,123
Industrial & Commercial Bank of China Ltd., H Shares	1,997,000	1,251,584
Intime Department Store Group Co. Ltd.	261,000	252,771
Jiangxi Copper Co. Ltd., H Shares	184,000	310,893
Longfor Properties Co., Ltd.	73,000	108,018
PICC Property & Casualty Co., Ltd., H Shares	242,000	271,344
Sino-Ocean Land Holdings Ltd.	136,500	73,582
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	1,758,000	585,099
SOHO China Ltd.	39,000	30,908
Tencent Holdings Ltd.	2,600	101,523
Zhejiang Expressway Co., Ltd., H Shares	394,000	320,792

		17,272,194

Denmark - 1.2%
AP Moeller - Maersk A/S, Class B	184	1,316,265
Carlsberg A/S, Class B	13,791	1,233,138
Chr Hansen Holding A/S	6,272	214,577
Coloplast A/S, Class B	26,961	1,509,656
DSV A/S	36,888	898,596
GN Store Nord A/S	91,950	1,736,529
Novo Nordisk A/S, Class B	21,929	3,409,136
Vestas Wind Systems A/S †	321,866	4,549,697

		14,867,594

Finland - 0.5%
Fortum OYJ	44,109	826,309
Kone OYJ, Class B	15,569	1,234,925
Konecranes OYJ	10,553	300,367
Metso OYJ	57,007	1,930,993
Neste Oil OYJ	47,622	694,920
Sampo OYJ, A Shares	717	27,920
Stora Enso OYJ, R Shares	53,365	357,346
UPM-Kymmene OYJ	16,738	164,048
Wartsila OYJ	5,432	235,994

		5,772,822

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	41

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Germany - 3.9%
Adidas AG	4,972	$537,468
Aurubis AG	51,559	2,764,007
Bayer AG	42,393	4,513,610
Beiersdorf AG	9,265	807,065
Bilfinger SE	31,224	2,877,952
Brenntag AG	15,525	2,359,686
Continental AG	3,650	486,578
Deutsche Lufthansa AG †	220,838	4,473,607
Deutsche Post AG	171,434	4,254,657
E.ON SE	118,271	1,938,304
Freenet AG †	92,865	2,024,868
GEA Group AG	50,273	1,780,028
Hannover Rueckversicherung SE	9,743	700,592
HeidelbergCement AG	42,258	2,831,325
Hochtief AG	12,424	809,337
Kabel Deutschland Holding AG	11,065	1,214,952
Lanxess AG	24,060	1,448,946
Leoni AG	44,146	2,189,311
Merck KGaA	39,991	6,081,826
Muenchener Rueckversicherungs AG	7,130	1,309,872
Rheinmetall AG	18,754	872,317
Rhoen Klinikum AG	25,239	582,829
SAP AG	8,240	601,710
Suedzucker AG	14,353	444,360
ThyssenKrupp AG †	35,979	705,271
TUI AG †	119,458	1,417,175

		50,027,653

Hong Kong - 0.7%
China Agri-Industries Holdings Ltd.	354,000	154,260
China Mengniu Dairy Co., Ltd.	388,000	1,384,996
China Mobile Ltd. ADR (1)(a)	42,300	2,189,871
China Overseas Land & Investment Ltd.	226,000	588,380
China Resources Land Ltd.	112,000	304,287
China Resources Power Holdings Co. Ltd.	386,000	922,284
COSCO Pacific Ltd.	152,000	195,909
Geely Automobile Holdings Ltd.	2,150,000	923,089
GOME Electrical Appliances Holding Ltd. †	6,556,000	587,579
Shimao Property Holdings Ltd.	38,000	74,751
Shougang Fushan Resources Group Ltd.	3,198,000	1,234,935

		8,560,341

India - 0.4%
Dr Reddy’s Laboratories Ltd. ADR (1)†(a)	9,600	363,072
HDFC Bank Ltd. ADR (1)(a)	47,100	1,706,904
ICICI Bank Ltd. ADR (1)(a)	15,100	577,575
Infosys Ltd. ADR (1)(a)	33,400	1,375,746
Tata Motors Ltd. ADR (1)(a)	33,300	780,552
Wipro Ltd. ADR (1)(a)	21,257	154,751

		4,958,600

Indonesia - 0.4%
Astra Agro Lestari Tbk PT	11,000	21,757
Bank Negara Indonesia Persero Tbk PT	740,500	318,722
Bank Rakyat Indonesia Persero Tbk PT	349,500	271,352
Bumi Resources Tbk PT †	1,392,500	76,472

	SHARES	VALUE (Note 3)
Indonesia - 0.4% (continued)
Indo Tambangraya Megah Tbk PT	24,500	$69,217
Indocement Tunggal Prakarsa Tbk PT	153,500	376,919
Indofood Sukses Makmur Tbk PT	1,934,500	1,426,932
Kalbe Farma Tbk PT	3,462,000	499,764
Perusahaan Gas Negara Persero Tbk PT	1,537,000	888,525
Telekomunikasi Indonesia Persero Tbk PT ADR (1)(a)	25,600	1,094,144
Unilever Indonesia Tbk PT	231,500	714,972

		5,758,776

Ireland - 0.0% (b)
Elan Corp. PLC ADR (1)†	12,000	169,680

Italy - 1.3%
A2A SpA	197,792	147,037
Banca Popolare dell’Emilia Romagna Scrl †	146,747	852,291
Buzzi Unicem SpA	28,158	422,362
Enel SpA	1,565,841	4,913,562
Eni SpA	159,460	3,272,754
Fiat SpA †	31,716	221,188
Gtech Spa	18,571	464,695
Mediolanum SpA	88,080	546,012
Prysmian SpA	148,422	2,768,799
Telecom Italia SpA	3,533,168	2,462,626
Terna Rete Elettrica Nazionale SpA	163,802	680,657

		16,751,983

Japan - 19.1%
Air Water, Inc.	7,000	98,405
Aisin Seiki Co., Ltd.	14,000	534,554
Ajinomoto Co., Inc.	161,000	2,361,751
All Nippon Airways Co., Ltd.	287,000	596,772
Alps Electric Co., Ltd.	48,400	361,025
Amada Co., Ltd.	149,000	980,960
Anritsu Corp.	88,700	1,050,884
Asahi Group Holdings Ltd.	5,100	126,336
Asahi Kasei Corp.	297,000	1,959,644
Astellas Pharma, Inc.	87,900	4,775,089
Azbil Corp.	62,600	1,342,706
Bank of Yokohama Ltd./The	55,000	283,726
Benesse Holdings, Inc.	5,300	191,208
Bridgestone Corp.	44,600	1,520,870
Brother Industries Ltd.	34,600	388,248
Calsonic Kansei Corp.	327,000	1,361,788
Casio Computer Co., Ltd.	69,600	613,019
Central Japan Railway Co.	21,000	2,559,481
Chiba Bank Ltd./The	158,000	1,078,022
Chiyoda Corp.	231,000	2,724,371
Chubu Electric Power Co., Inc.	235,200	3,331,611
Chugai Pharmaceutical Co., Ltd.	108,500	2,245,877
Citizen Holdings Co., Ltd.	198,500	1,107,181
COMSYS Holdings Corp.	181,300	2,314,691
Dai Nippon Printing Co., Ltd.	107,000	976,351
Daicel Corp.	172,000	1,503,274
Daido Steel Co., Ltd.	20,000	100,964
Daihatsu Motor Co., Ltd.	63,000	1,193,267
Daiichi Sankyo Co., Ltd.	66,200	1,103,210
Denki Kagaku Kogyo KK	150,852	546,066

The accompanying notes are an integral part of these financial statements.	(Continued)

42	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 19.1% (continued)
Denso Corp.	43,900	$2,063,879
Dentsu, Inc.	95,200	3,293,405
DIC Corp.	930,000	2,321,814
Dowa Holdings Co., Ltd.	54,000	482,538
East Japan Railway Co.	31,300	2,436,159
Ebara Corp.	599,000	3,197,503
Exedy Corp.	4,500	113,016
FamilyMart Co., Ltd.	8,900	379,749
Fuji Electric Co., Ltd.	761,000	2,675,734
Fuji Heavy Industries Ltd.	309,000	7,630,518
Fuji Media Holdings, Inc.	2,071	4,163,252
Fujikura Ltd.	385,000	1,362,815
Fujitsu Ltd.	804,000	3,326,143
Fukuoka Financial Group, Inc.	693,000	2,947,444
Hamamatsu Photonics KK	4,000	144,453
Hino Motors Ltd.	195,000	2,861,415
Hirose Electric Co., Ltd.	1,800	237,078
Hitachi High-Technologies Corp.	72,700	1,753,212
Hitachi Ltd.	496,000	3,178,120
Hokuetsu Kishu Paper Co., Ltd.	160,000	682,273
Hoya Corp.	24,400	501,864
Idemitsu Kosan Co., Ltd.	3,600	275,965
IHI Corp.	981,000	3,711,632
Isetan Mitsukoshi Holdings Ltd.	63,700	845,849
Isuzu Motors Ltd.	201,000	1,374,026
ITOCHU Corp.	16,000	185,022
Itochu Techno-Solutions Corp.	3,000	124,187
J Front Retailing Co., Ltd.	237,000	1,889,996
Japan Petroleum Exploration Co.	4,800	194,353
Japan Tobacco, Inc.	130,400	4,602,801
JGC Corp.	240,000	8,642,991
Joyo Bank Ltd./The	16,000	87,383
JSR Corp.	8,900	180,079
JTEKT Corp.	230,100	2,579,160
Kajima Corp.	808,000	2,678,801
Kaken Pharmaceutical Co., Ltd.	173	2,563
Kandenko Co., Ltd.	292	1,245
Kansai Electric Power Co., Inc./The †	5,600	76,655
Kao Corp.	48,200	1,640,802
KDDI Corp.	13,200	687,370
Keio Corp.	65,000	446,580
Keisei Electric Railway Co., Ltd.	123,000	1,152,342
Keyence Corp.	2,900	923,971
Konami Corp.	11,700	248,382
Konica Minolta, Inc.	412,500	3,104,773
Kurita Water Industries Ltd.	22,800	482,589
KYB Co., Ltd.	254,000	1,266,911
Kyocera Corp.	12,100	1,231,125
Kyowa Hakko Kirin Co., Ltd.	156,000	1,763,324
Lintec Corp.	24,000	433,050
Marubeni Corp.	26,000	173,767
Marui Group Co., Ltd.	82,900	825,818
Miraca Holdings, Inc.	34,700	1,594,567
Mitsubishi Chemical Holdings Corp.	18,500	86,704
Mitsubishi Corp.	5,800	99,085
Mitsubishi Electric Corp.	166,000	1,551,122
Mitsubishi Heavy Industries, Ltd.	750,000	4,169,670
Mitsubishi Materials Corp.	448,000	1,577,222

	SHARES	VALUE (Note 3)
Japan - 19.1% (continued)
Mitsubishi UFJ Financial Group, Inc.	12,100	$74,728
Mitsubishi UFJ Lease & Finance Co., Ltd.	319,800	1,517,303
Mitsui & Co., Ltd.	87,300	1,094,760
Mitsui Engineering & Shipbuilding Co., Ltd.	666,000	972,681
Mitsui Mining & Smelting Co., Ltd.	427,000	905,282
Mizuho Financial Group, Inc.	352,400	731,827
MS&AD Insurance Group Holdings	9,800	248,236
Namco Bandai Holdings, Inc.	202,400	3,280,389
NET One Systems Co., Ltd.	269,600	2,077,869
NGK Spark Plug Co., Ltd.	9,000	180,134
NHK Spring Co., Ltd.	183,800	2,122,125
Nippon Express Co., Ltd.	196,000	930,725
Nippon Kayaku Co., Ltd.	128,000	1,594,724
Nippon Meat Packers, Inc.	40,000	611,850
Nippon Paper Industries Co. Ltd.	10,800	154,200
Nippon Shokubai Co., Ltd.	111,000	1,135,400
Nippon Television Holdings, Inc.	83,200	1,520,219
Nissan Chemical Industries Ltd.	26,700	359,918
Nisshin Seifun Group, Inc.	50,500	605,136
Nisshinbo Holdings, Inc.	80,000	569,476
Nitto Denko Corp.	5,800	371,987
North Pacific Bank Ltd.	34	125
NSK Ltd.	39,000	372,054
NTT DOCOMO, Inc.	775	1,205,672
Obayashi Corp.	601,000	3,116,245
Odakyu Electric Railway Co., Ltd.	33,000	322,267
Okinawa Electric Power Co., Inc./The	2	76
OKUMA Corp.	131,000	987,446
Omron Corp.	27,100	807,933
Osaka Gas Co., Ltd.	926,000	3,909,949
Otsuka Holdings Co., Ltd.	33,700	1,112,738
Pacific Metals Co., Ltd.	152,000	630,952
Panasonic Corp. †	230,500	1,855,998
Pioneer Corp. †	223,000	433,165
Rengo Co., Ltd.	49,000	235,138
Resona Holdings, Inc.	876,000	4,266,292
Rohm Co., Ltd.	27,900	1,133,054
Ryohin Keikaku Co., Ltd.	20,500	1,680,471
Sankyo Co., Ltd.	11,100	524,513
Santen Pharmaceutical Co., Ltd.	26,300	1,138,127
Sapporo Holdings Ltd.	121,000	444,063
Secom Co., Ltd.	41,100	2,234,632
Sega Sammy Holdings, Inc.	28,400	711,651
Seiko Epson Corp.	46,600	636,464
Sekisui Chemical Co., Ltd.	240,000	2,548,446
Seven & I Holdings Co., Ltd.	173,800	6,365,139
Shimamura Co., Ltd.	19,600	2,379,286
Shimizu Corp.	266,000	1,069,310
Shinko Electric Industries Co., Ltd.	20,900	245,515
Shinsei Bank Ltd.	107,000	242,981
Shionogi & Co., Ltd.	58,000	1,209,497
Shizuoka Bank Ltd./The	18,000	194,144
Softbank Corp.	14,300	832,402
Sojitz Corp.	476,300	790,265
Sony Financial Holdings, Inc.	11,600	182,637
Square Enix Holdings Co., Ltd.	41,000	494,226
Sumco Corp.	1,300	14,240

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	43

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 19.1% (continued)
Sumitomo Bakelite Co., Ltd.	154,000	$574,088
Sumitomo Corp.	2,900	36,144
Sumitomo Electric Industries Ltd.	83,700	996,369
Sumitomo Heavy Industries Ltd.	586,000	2,460,689
Sumitomo Metal Mining Co., Ltd.	196,000	2,183,180
Sumitomo Mitsui Financial Group, Inc.	22,900	1,048,203
Sumitomo Osaka Cement Co., Ltd.	500,000	1,590,617
Suzuki Motor Corp.	116,700	2,689,973
T&D Holdings, Inc.	44,800	599,270
Taisei Corp.	1,419,000	5,122,558
Takara Holdings, Inc.	24	209
Takashimaya Co., Ltd.	320,000	3,243,302
Teijin Ltd.	40,000	87,619
THK Co., Ltd.	23,700	497,298
Tobu Railway Co., Ltd.	19,000	97,919
Tokyo Electron Ltd.	9,800	495,483
Tokyo Gas Co., Ltd.	623,000	3,437,125
Tokyo Steel Manufacturing Co., Ltd.	334,400	1,108,431
Tokyu Corp.	145,000	949,424
Toppan Printing Co., Ltd.	222,000	1,540,041
Tosoh Corp.	805,000	2,787,292
Toyo Seikan Kaisha Ltd.	53,400	821,978
Toyo Suisan Kaisha Ltd.	19,000	632,182
Toyota Boshoku Corp.	51,800	744,816
Toyota Tsusho Corp.	77,300	1,987,607
Trend Micro, Inc.	1,100	34,972
Ube Industries Ltd.	380,000	703,026
UNY Group Holdings Co. Ltd.	202,100	1,359,201
Ushio, Inc.	71,100	938,785
USS Co., Ltd.	10,070	1,276,623
West Japan Railway Co.	48,800	2,069,622
Yamaguchi Financial Group, Inc.	56	551
Yamaha Corp.	87,100	997,952
Yamazaki Baking Co., Ltd.	38,000	445,973
Yokohama Rubber Co., Ltd./The	184,000	1,847,589

		246,787,810

Korea, Republic of - 1.0%
BS Financial Group, Inc.	11,900	149,749
Daelim Industrial Co., Ltd.	9,423	710,288
Daewoo International Corp.	8,680	267,011
DGB Financial Group, Inc.	6,960	94,599
Dongbu Insurance Co., Ltd.	5,516	232,620
Hana Financial Group, Inc.	1,981	57,314
Hanwha Corp.	7,850	200,673
Hanwha Life Insurance Co., Ltd.	45,280	260,633
Hyosung Corp.	13,816	709,996
Hyundai Wia Corp.	11,364	1,679,841
KB Financial Group, Inc.	2,900	86,007
KCC Corp.	278	79,472
Kia Motors Corp.	5,038	272,063
Korea Gas Corp.	3,240	149,052
Korean Air Lines Co., Ltd. †	2	54
KT Corp. ADR (1)(a)	81,500	1,264,880
LG Chem Ltd.	1,460	321,517
LG Corp.	1,777	98,383
LG Display Co., Ltd. ADR (1)†(a)	79,200	940,104
LG Electronics, Inc.	5,486	348,683

	SHARES	VALUE (Note 3)
Korea, Republic of - 1.0% (continued)
LG Uplus Corp. †	31,000	$324,124
Lotte Chemical Corp.	44	5,465
Mirae Asset Securities Co., Ltd.	780	28,298
NHN Corp.	3,591	911,703
Samsung Card Co., Ltd.	10,177	345,342
Samsung Heavy Industries Co., Ltd.	9,240	287,518
SK Holdings Co., Ltd.	5,566	823,214
SK Telecom Co., Ltd. ADR (1)(a)	104,200	2,118,386
Woori Finance Holdings Co., Ltd.	42,830	393,290

		13,160,279

Luxembourg - 0.1%
APERAM	64,935	706,640

Malaysia - 0.4%
Alliance Financial Group Bhd	200,700	336,237
AMMB Holdings Bhd	142,400	330,100
DiGi.Com Bhd	132,400	199,127
Hong Leong Bank Bhd	19,200	84,215
Malayan Banking Bhd	171,900	563,975
Petronas Chemicals Group Bhd	52,800	110,569
RHB Capital Bhd	9,600	26,153
Tenaga Nasional Bhd	431,100	1,131,177
UMW Holdings Bhd	370,200	1,706,034

		4,487,587

Mexico - 0.7%
Alfa SAB de CV, Class A (1)	834,400	2,011,712
America Movil SAB de CV, Series L ADR (1)(a)	29,400	639,450
Arca Continental SAB de CV (1)	163,200	1,250,313
Coca-Cola Femsa SAB de CV ADR (1)(a)	4,800	673,392
Fomento Economico Mexicano SAB de CV ADR (1)(a)	7,700	794,563
Grupo Bimbo SAB de CV, Series A (1)	121,744	368,780
Grupo Financiero Banorte SAB de CV O Shares (1)	259,300	1,535,294
Grupo Mexico SAB de CV, Series B (1)	95,400	275,949
Grupo Televisa SAB ADR (1)(a)	6,000	149,040
Kimberly-Clark de Mexico SAB de CV, Class A (1)	442,400	1,429,547

		9,128,040

Netherlands - 2.0%
Aegon NV	795,887	5,339,654
Akzo Nobel NV	54,616	3,081,766
DE Master Blenders 1753 NV †	74,683	1,195,149
Delta Lloyd NV	36,028	722,002
Heineken NV	6,764	430,539
Koninklijke Ahold NV	175,532	2,610,681
Koninklijke Boskalis Westminster NV	20,391	742,820
Koninklijke DSM NV	28,333	1,847,126
Koninklijke Philips NV	270,518	7,374,622
Nutreco NV	68,505	2,900,933
TNT Express NV	16,472	123,414

		26,368,706

Norway - 0.7%
DNB ASA	131,834	1,912,471

The accompanying notes are an integral part of these financial statements.	(Continued)

44	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Norway - 0.7% (continued)
Orkla ASA	41,814	$342,353
Petroleum Geo-Services ASA	84,298	1,029,279
Statoil ASA	83,614	1,727,304
Telenor ASA	63,725	1,265,770
Yara International ASA	76,552	3,052,821

		9,329,998

Peru - 0.0% (b)
Cia de Minas Buenaventura SAA ADR (1)(a)	7,400	109,224
Credicorp Ltd. (1)(a)	1,300	166,348

		275,572

Poland - 0.2%
Grupa Lotos SA †	24,886	268,395
Jastrzebska Spolka Weglowa SA	8,625	166,440
PGE SA	109,777	508,538
Powszechny Zaklad Ubezpieczen SA	15,235	1,877,146
Tauron Polska Energia SA	201,361	260,736

		3,081,255

South Africa - 0.9%
ABSA Group Ltd.	6,007	90,143
African Rainbow Minerals Ltd.	15,370	232,443
Bidvest Group Ltd.	7,298	180,815
FirstRand Ltd.	569,225	1,665,658
Growthpoint Properties Ltd.	53,458	142,648
Harmony Gold Mining Co. Ltd. ADR (1)(a)	112,700	429,387
Imperial Holdings Ltd.	57,771	1,226,371
Investec Ltd.	107,728	696,304
Liberty Holdings Ltd.	67,496	817,596
MMI Holdings Ltd.	306,819	686,990
Naspers Ltd., N Shares	15,533	1,146,517
Nedbank Group Ltd.	4,640	82,369
Redefine Properties Ltd.	150,124	159,278
RMB Holdings Ltd.	162,799	649,760
Sanlam Ltd.	111,259	517,054
Sasol Ltd. ADR (1) (a)	15,500	671,305
Woolworths Holdings Ltd.	267,808	1,745,618

		11,140,256

Spain - 1.1%
Distribuidora Internacional de Alimentacion SA	87,514	661,105
Enagas SA	147,613	3,648,414
Endesa SA	69,751	1,489,614
Ferrovial SA	65,478	1,045,359
Fomento de Construcciones y Contratas SA	52,066	484,871
Gas Natural SDG SA	126,146	2,541,534
Iberdrola SA	294,004	1,553,695
Inditex SA	7,671	946,182
Mediaset Espana Comunicacion SA †	1,667	14,521
Repsol SA	4,625	97,610
Tecnicas Reunidas SA	37,455	1,720,436

		14,203,341

Sweden - 2.0%
Boliden AB	292,279	3,622,887

	SHARES	VALUE (Note 3)
Sweden - 2.0% (continued)
Electrolux AB, Series B	118,871	$2,999,684
Meda AB, A Shares	90,195	1,020,746
NCC AB, B Shares	37,416	851,624
Nordea Bank AB	120,589	1,346,650
Securitas AB, B Shares	82,131	718,009
Skandinaviska Enskilda Banken AB, Class A	301,219	2,875,740
Skanska AB, B Shares	6,651	110,222
SKF AB, B Shares	12,794	299,727
Svenska Cellulosa AB, B Shares	110,538	2,772,153
Swedbank AB, A Shares	118,184	2,706,952
Swedish Match AB	61,317	2,176,418
Telefonaktiebolaget LM Ericsson, B Shares	213,810	2,424,569
Trelleborg AB, B Shares	124,587	1,868,420

		25,793,801

Switzerland - 2.3%
ABB Ltd. †	14,864	321,983
Aryzta AG †	10,611	595,631
Baloise Holding AG	5,909	573,913
Dufry AG †	1,222	148,029
Galenica AG	587	368,929
Georg Fischer AG †	280	123,298
Logitech International SA	24,231	166,542
Nestle SA	23,389	1,534,795
Novartis AG	36,296	2,570,866
OC Oerlikon Corp. AG †	336,829	3,990,548
Roche Holding AG	34,298	8,512,672
Schindler Holding AG	1,154	160,565
SGS SA	179	384,299
Sulzer AG	19,427	3,102,163
Swiss Life Holding AG †	11,811	1,917,187
Swiss Re AG †	26,474	1,969,689
Syngenta AG	6,850	2,671,218
UBS AG †	28,898	490,510

		29,602,837

Taiwan - 1.1%
Asustek Computer, Inc.	220	1,882
AU Optronics Corp. †	2,665,000	946,416
Cheng Shin Rubber Industry Co. Ltd.	56,000	175,926
Chicony Electronics Co. Ltd.	242,000	628,914
China Motor Corp.	211,000	185,645
China Petrochemical Development Corp.	932	473
Delta Electronics, Inc.	113,000	513,187
E.Sun Financial Holding Co., Ltd.	750	456
Eva Airways Corp. †	352,500	200,509
Far EasTone Telecommunications Co. Ltd.	321,000	860,314
Foxconn Technology Co., Ltd.	550	1,324
Fubon Financial Holding Co., Ltd.	48,297	65,602
Hon Hai Precision Industry Co., Ltd.	357,900	874,718
Innolux Corp. †	2,824,000	1,394,470
Kinsus Interconnect Technology Corp.	88,000	332,529
Largan Precision Co. Ltd.	17,000	539,392
Lite-On Technology Corp.	102,510	179,183
MStar Semiconductor, Inc.	4,000	28,676

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	45

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Taiwan - 1.1% (continued)
President Chain Store Corp.	28,000	$183,031
Realtek Semiconductor Corp.	450,281	1,060,350
SinoPac Financial Holdings Co., Ltd.	613	290
Taiwan Business Bank †	480	142
Taiwan Cooperative Financial Holding Co. Ltd.	102,250	56,488
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	228,200	4,180,624
Tripod Technology Corp.	330	708
Uni-President Enterprises Corp.	1,110,237	2,158,155
Walsin Lihwa Corp. †	486,000	136,779
Yang Ming Marine Transport Corp. †	100	41

		14,706,224

Thailand - 0.2%
Advanced Info Service PCL NVDR	115,700	1,045,978
Bangkok Bank PCL NVDR	1,000	6,528
CP ALL PCL NVDR	935,800	1,172,283
Krung Thai Bank PCL NVDR	18,500	12,023
Thai Oil PCL NVDR	95,900	193,368

		2,430,180

Turkey - 0.4%
Arcelik AS	34,062	224,993
TAV Havalimanlari Holding AS	90,378	528,612
Turk Hava Yollari	712,591	2,768,613
Turkcell Iletisim Hizmetleri AS †	52,301	300,874
Turkiye Halk Bankasi AS	85,910	727,915
Turkiye Is Bankasi, Class C	218,358	644,484

		5,195,491

United Kingdom - 0.0%(b)
Liberty Global PLC, Class A (1)†	—	21
Liberty Global PLC, Class C (1)†	—	24

		45

	SHARES	VALUE (Note 3)
United States - 0.5%
Clearwire Corp., Class A (1)†(a)	478,700	$2,383,926
Dell, Inc. (1)(a)	22,500	300,375
Knight Capital Group, Inc., Class A (1)†(a)	31,100	114,897
Southern Copper Corp. (1)(a)	6,301	174,034
Sprint Nextel Corp. (1)†(a)	511,429	3,590,231

		6,563,463

TOTAL COMMON STOCKS (Cost $526,905,223)		571,113,090

PREFERRED STOCKS - 0.4%

Brazil - 0.1%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	4,900	32,742
Cia Energetica de Sao Paulo, B Shares (1)	41,700	361,617
Lojas Americanas SA (1)	34,549	241,542
Usinas Siderurgicas de Minas Gerais SA, Series A (1)†	287,429	964,817

		1,600,718

Germany - 0.3%
Henkel AG & Co. KGaA	4,763	447,292
Porsche Automobil Holding SE	25,687	1,983,618
ProSiebenSat.1 Media AG †	32,065	1,375,277
Volkswagen AG	339	68,472

		3,874,659

TOTAL PREFERRED STOCKS (Cost $5,454,221)		5,475,377

CONVERTIBLE PREFERRED STOCKS - 0.7%

United States - 0.7%
2010 Swift Mandatory Common Exchange Security Trust 144A, $11.00 par, 6.000% 12/31/13 †(a)(c)	36,800	507,770
Cliffs Natural Resources, Inc., $25.00 par, 7.000% (1) 02/01/16 †(a)	6,900	122,406
Dominion Resources, Inc., Series B, $50.00 par, 6.000% (1) 07/01/16 †(a)	11,750	588,087
NextEra Energy, Inc., $50.00 par, 5.599% (1) 06/01/15 (a)	43,975	2,480,190
NextEra Energy, Inc., $50.00 par, 5.599% (1) 06/01/15 †	842,500	475,170
PPL Corp., $50.00 par, 9.500% (1) 07/01/13 (a)	91,050	4,771,931

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,764,076)		8,945,554

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)

CORPORATE BONDS - 11.0%
Mexico - 0.6%
Cemex SAB de CV (a)	3.250%	03/15/16	$6,225	7,555,594

The accompanying notes are an integral part of these financial statements.	(Continued)

46	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
United Kingdom - 0.2%
Virgin Media Finance PLC	4.875%	02/15/22	$3,125	$2,875,000

United States - 10.2%
American Airlines, Inc. (d)	10.500%	10/15/12	500	598,750
American Airlines, Inc. 144A (a)(c)(d)	7.500%	03/15/16	2,825	3,284,062
Annaly Capital Management, Inc. (a)	5.000%	05/15/15	425	428,719
Archer-Daniels-Midland Co. (a)	0.875%	02/15/14	600	604,875
Chart Industries, Inc. (a)	2.000%	08/01/18	2,275	3,411,078
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (a)(c)	12.000%	12/01/17	1,904	2,203,880
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	04/01/21	125	139,062
General Cable Corp. (a)(e)	4.500%	11/15/29	3,475	3,831,188
Gilead Sciences, Inc., Series D (a)	1.625%	05/01/16	8,800	19,915,500
Health Care REIT, Inc. (a)	3.000%	12/01/29	5,175	6,847,172
L-3 Communications Holdings, Inc. (a)	3.000%	08/01/35	2,850	2,898,094
Microchip Technology, Inc. (a)	2.125%	12/15/37	11,725	17,008,578
Micron Technology, Inc., Series C 144A (a)(c)	2.375%	05/01/32	4,750	7,588,125
Omnicare, Inc. (a)	3.750%	12/15/25	725	1,341,250
PHH Corp. (a)	6.000%	06/15/17	14,402	25,851,590
Plains Exploration & Production Co. (a)	6.875%	02/15/23	1,025	1,096,650
Salesforce.com, Inc. (a)	0.750%	01/15/15	4,650	8,419,406
Smithfield Foods, Inc. (a)	4.000%	06/30/13	4,625	6,100,306
Vishay Intertechnology, Inc. 144A (a)(c)	2.250%	11/15/40	2,425	2,682,656
Xilinx, Inc. (a)	3.125%	03/15/37	12,425	17,146,500

				131,397,441

TOTAL CORPORATE BONDS (Cost $123,342,315)				141,828,035

CONVERTIBLE BONDS - 16.3%
Canada - 0.0% (b)
Petrominerales Ltd.	3.250%	06/12/17	400	310,400
Silver Standard Resources, Inc. 144A (a)(c)	2.875%	02/01/33	125	93,984

				404,384

India - 0.0% (b)
Sterlite Industries India Ltd. (a)	4.000%	10/30/14	225	218,672

Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (c)	0.750%	04/05/17	475	725,123

Mexico - 0.1%
Cemex SAB de CV	4.875%	03/15/15	1,100	1,258,125

Netherlands - 0.2%
Volkswagen International Finance NV 144A (c)	5.500%	11/09/15	2,000	2,670,205

United States - 15.9%
Alcoa, Inc. (a)	5.250%	03/15/14	975	1,237,031
Alpha Natural Resources, Inc. (a)	3.750%	12/15/17	250	212,500
Amkor Technology, Inc. (a)	6.000%	04/15/14	3,475	5,014,859
Ares Capital Corp. 144A (a)(c)	5.750%	02/01/16	1,625	1,775,312
Avis Budget Group, Inc. (a)	3.500%	10/01/14	8,575	15,692,250
Cadence Design Systems, Inc. (a)	2.625%	06/01/15	2,900	5,633,250
Ciena Corp., Series WI (a)	4.000%	12/15/20	1,166	1,520,901
Cobalt International Energy, Inc. (a)	2.625%	12/01/19	825	875,016
DDR Corp. (a)	1.750%	11/15/40	2,070	2,414,137
Digital Realty Trust LP 144A (a)(c)	5.500%	04/15/29	1,650	2,561,625
DR Horton, Inc., Series DHI	2.000%	05/15/14	2,350	3,899,531
Electronic Arts, Inc. (a)	0.750%	07/15/16	1,475	1,535,844

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	47

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
United States - 15.9% (continued)
Equinix, Inc. (a)	4.750%	06/15/16	$4,450	$10,104,281
Exelixis, Inc. (a)	4.250%	08/15/19	650	628,875
Exterran Holdings, Inc. (a)	4.250%	06/15/14	1,825	2,346,266
Gaylord Entertainment Co. 144A (a)(c)	3.750%	10/01/14	2,800	4,991,000
General Cable Corp. (a)	0.875%	11/15/13	1,925	1,920,187
Hertz Global Holdings, Inc. (a)	5.250%	06/01/14	5,775	17,368,313
Hornbeck Offshore Services, Inc. (a)(e)	1.625%	11/15/26	2,250	2,595,825
Host Hotels & Resorts LP 144A (a)(c)	2.500%	10/15/29	6,575	8,917,344
Jefferies Group LLC (a)	3.875%	11/01/29	—	—
Knight Capital Group, Inc. (a)	3.500%	03/15/15	325	324,797
Lennar Corp. 144A (a)(c)	3.250%	11/15/21	4,800	8,058,000
Lennar Corp. 144A (a)(c)	2.750%	12/15/20	4,800	8,217,000
MGIC Investment Corp. (a)	2.000%	04/01/20	1,750	1,981,875
MGM Resorts International (a)	4.250%	04/15/15	1,150	1,287,281
Micron Technology, Inc. (a)	1.875%	06/01/14	6,075	6,910,313
Micron Technology, Inc., Series D 144A (a)(c)	3.125%	05/01/32	1,375	2,193,984
Navistar International Corp. (a)	3.000%	10/15/14	50	48,563
PHH Corp. (a)	4.000%	09/01/14	600	634,500
Radian Group, Inc. (a)	2.250%	03/01/19	3,950	5,038,719
Radian Group, Inc. (a)	3.000%	11/15/17	3,025	3,781,250
Regeneron Pharmaceuticals, Inc. (a)	1.875%	10/01/16	6,550	17,549,906
Salesforce.com, Inc. 144A (a)(c)	0.250%	04/01/18	3,050	2,903,219
SL Green Operating Partnership LP 144A (a)(c)	3.000%	10/15/17	5,325	6,419,953
Standard Pacific Corp. (a)	1.250%	08/01/32	350	446,469
Stillwater Mining Co., Series SWC (a)	1.750%	10/15/32	200	205,125
SunPower Corp. (a)	4.500%	03/15/15	875	1,021,016
Theravance, Inc. (a)	2.125%	01/15/23	325	500,906
Tyson Foods, Inc.	3.250%	10/15/13	2,175	3,315,516
United States Steel Corp. (a)	4.000%	05/15/14	1,425	1,457,063
VeriSign, Inc. (a)	3.250%	08/15/37	19,969	28,093,887
Virgin Media, Inc. (a)	6.500%	11/15/16	725	1,925,781
XM Satellite Radio, Inc. 144A (a)(c)	7.000%	12/01/14	6,500	12,358,125

				205,917,595

TOTAL CONVERTIBLE BONDS (Cost $173,645,887)				211,194,104

PURCHASED OPTIONS - 0.0% (b)	CONTRACTS/ NOTIONAL	VALUE (Note 3)
Put - Knight Capital Group, Inc., Expires 07/20/2013, Strike $5.00	28	$3,920
Put - Knight Capital Group, Inc., Expires 07/20/2013, Strike $4.00	76	3,040

Put - Sprint Nextel Corp., Expires 01/18/2014, Strike $10.00	1,432	438,192

TOTAL PURCHASED OPTIONS (Cost $733,112)		445,152

MONEY MARKET FUNDS - 33.1%
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.046% (f)	1,855,097	1,855,097
Dreyfus Treasury Cash Management, Class I, 0.010% (f)	7,420,387	7,420,387
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (f)(g)	409,351,758	409,351,758

	CONTRACTS/ NOTIONAL	VALUE (Note 3)
MONEY MARKET FUNDS - 33.1% (continued)
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (f)	9,275,817	$9,275,817

TOTAL MONEY MARKET FUNDS (Cost $427,903,059)		427,903,059

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 1.8%
U.S. Treasury Bill, 0.000%, 12/12/2013 (h)
(Cost $22,592,905)	$22,600	22,593,310

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $1,289,340,798)		1,389,497,681

The accompanying notes are an integral part of these financial statements.	(Continued)

48	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
SECURITIES SOLD SHORT- (59.4)%
COMMON STOCKS - (54.0)%

Belgium - (0.3)%
Belgacom SA	(26,455)	$(592,331)
Colruyt SA	(967)	(50,882)
Delhaize Group SA	(43,539)	(2,691,686)
Mobistar SA	(8,162)	(169,653)
Telenet Group Holding NV	(11,467)	(525,805)

		(4,030,357)

Bermuda - (0.2)%
Seadrill Ltd. (cost $2,557,329)	(68,069)	(2,741,574)

Canada - 0.0% (b)
Petrominerales Ltd. (1)	(14,896)	(84,691)
Silver Standard Resources, Inc. (1)†	(2,875)	(18,228)

		(102,919)

Denmark - (0.8)%
FLSmidth & Co. A/S	(87,789)	(3,986,952)
Novozymes A/S, B Shares	(168,877)	(5,409,167)
TDC A/S	(84,507)	(684,233)

		(10,080,352)

Finland - (0.7)%
Cargotec OYJ, B Shares	(27,668)	(739,359)
Elisa OYJ	(33,872)	(661,381)
Nokia OYJ †	(268,789)	(1,002,029)
Nokian Renkaat OYJ	(140,620)	(5,722,007)
Outotec OYJ	(46,918)	(560,601)
Rautaruukki OYJ	(3,404)	(19,574)

		(8,704,951)

Germany - (3.8)%
Aixtron SE †	(146,863)	(2,463,990)
Allianz SE	(15,348)	(2,240,215)
BASF SE	(23,046)	(2,055,555)
Bayerische Motoren Werke AG	(27,713)	(2,418,687)
Commerzbank AG †	(191,178)	(1,660,811)
Daimler AG	(82,214)	(4,963,170)
Deutsche Telekom AG	(84,797)	(987,932)
Dialog Semiconductor plc †	(26,397)	(329,629)
Fraport AG Frankfurt Airport Services Worldwide	(26,057)	(1,574,567)
Fresenius Medical Care AG & Co. KGaA	(49,187)	(3,486,435)
Hugo Boss AG	(3,077)	(338,344)
Infineon Technologies AG	(938,239)	(7,853,923)
K+S AG	(126,373)	(4,670,384)
Kloeckner & Co. SE †	(19,882)	(212,213)
Linde AG	(577)	(107,522)
MAN SE	(38,529)	(4,200,449)
Metro AG	(31,458)	(994,010)
MTU Aero Engines AG	(310)	(29,858)
RWE AG	(93,670)	(2,986,016)
Salzgitter AG	(2,462)	(81,025)
Siemens AG	(3,241)	(328,195)
Sky Deutschland AG †	(253,324)	(1,759,547)
Software AG	(22,132)	(661,364)
Stada Arzneimittel AG	(53,422)	(2,296,131)

	SHARES	VALUE (Note 3)
Germany - (3.8)% (continued)
Symrise AG	(11,958)	$(483,998)
Wacker Chemie AG	(2,000)	(149,888)

		(49,333,858)

Italy - (1.7)%
Atlantia SpA	(117,240)	(1,912,215)
Enel Green Power SpA	(369,990)	(767,868)
Fiat Industrial SpA	(56,123)	(624,754)
Finmeccanica SpA †	(509,101)	(2,547,015)
Luxottica Group SpA	(14,704)	(743,955)
Mediaset SpA †	(1,254,504)	(4,725,385)
Pirelli & C. SpA	(308,436)	(3,565,565)
Saipem SpA	(16,659)	(270,393)
Salvatore Ferragamo Italia SpA	(33,424)	(1,039,420)
Snam SpA	(4,726)	(21,519)
Tenaris SA	(214,694)	(4,299,983)
Tod’s SpA	(14,047)	(1,981,880)

		(22,499,952)

Japan - (17.1)%
ABC-Mart, Inc.	(46,660)	(1,818,608)
Acom Co., Ltd. †	(18,653)	(593,401)
Advantest Corp.	(284,996)	(4,695,820)
Aeon Co., Ltd.	(41,900)	(550,619)
Aeon Credit Service Co., Ltd.	(131,500)	(3,725,055)
Aozora Bank Ltd.	(64,230)	(200,595)
Asahi Glass Co., Ltd.	(265,000)	(1,717,676)
Asics Corp.	(124,300)	(1,958,924)
Canon, Inc.	(10,400)	(340,842)
Capcom Co., Ltd.	(46,487)	(749,866)
Chugoku Electric Power Co., Inc./The	(69,600)	(1,091,343)
Credit Saison Co., Ltd.	(25,100)	(630,689)
CyberAgent, Inc.	(217)	(415,512)
Dai-ichi Life Insurance Co., Ltd./The	(308)	(442,148)
Daikin Industries Ltd.	(59,400)	(2,400,936)
Dainippon Screen Manufacturing Co., Ltd. †	(290,000)	(1,532,004)
Dainippon Sumitomo Pharma Co., Ltd.	(29,900)	(395,440)
Daiwa Securities Group, Inc.	(1,000)	(8,375)
Dena Co., Ltd.	(79,400)	(1,554,495)
Disco Corp.	(40,300)	(2,779,607)
Don Quijote Co., Ltd.	(31,700)	(1,538,860)
Eisai Co., Ltd.	(11,000)	(448,296)
Electric Power Development Co., Ltd.	(58,700)	(1,835,236)
FANUC Corp.	(13,300)	(1,924,868)
Fast Retailing Co., Ltd.	(10,900)	(3,678,800)
FUJIFILM Holdings Corp.	(12,600)	(277,120)
Furukawa Electric Co., Ltd.	(423,000)	(978,599)
GS Yuasa Corp.	(1,070,853)	(4,456,214)
Hankyu Hanshin Holdings, Inc.	(26,000)	(147,981)
Hisamitsu Pharmaceutical Co., Inc.	(10,400)	(527,747)
Hitachi Chemical Co., Ltd.	(14,500)	(226,996)
Hitachi Construction Machinery Co., Ltd.	(106,000)	(2,138,010)
Hitachi Metals Ltd.	(385,000)	(4,312,252)
Hokkaido Electric Power Co., Inc. †	(84,408)	(1,151,899)
Hokuriku Electric Power Co.	(59,224)	(929,305)
Honda Motor Co., Ltd.	(21,600)	(802,428)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	49

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (17.1)% (continued)
Ibiden Co., Ltd.	(48,900)	$(761,114)
Inpex Corp.	(137)	(569,399)
JFE Holdings, Inc.	(86,800)	(1,901,611)
JX Holdings, Inc.	(14,000)	(67,598)
Kakaku.com, Inc.	(138,600)	(4,232,445)
Kansai Paint Co., Ltd.	(114,000)	(1,455,228)
Kawasaki Heavy Industries Ltd.	(190,868)	(585,773)
Kawasaki Kisen Kaisha Ltd.	(650,646)	(1,322,584)
Keikyu Corp.	(48,000)	(412,081)
Kikkoman Corp.	(50,000)	(831,739)
Kobe Steel Ltd. †	(1,192,116)	(1,474,259)
Komatsu Ltd.	(239,800)	(5,523,059)
K’s Holdings Corp.	(38,504)	(1,219,966)
Kubota Corp.	(6,000)	(87,320)
Kyushu Electric Power Co., Inc. †	(120,000)	(1,808,539)
Lawson, Inc.	(23,700)	(1,808,531)
LIXIL Group Corp.	(105,900)	(2,578,741)
Mabuchi Motor Co., Ltd.	(700)	(37,340)
Makita Corp.	(107,300)	(5,768,694)
Mazda Motor Corp. †	(305,941)	(1,209,518)
MEIJI Holdings Co., Ltd.	(3,500)	(168,077)
Minebea Co., Ltd.	(766,649)	(2,788,931)
Mitsubishi Gas Chemical Co., Inc.	(279,000)	(2,045,513)
Mitsubishi Motors Corp. †	(289,240)	(395,910)
Mitsubishi Tanabe Pharma Corp.	(7,500)	(97,038)
Mitsui Chemicals, Inc.	(392,000)	(882,428)
Mitsui OSK Lines Ltd. †	(811,000)	(3,151,656)
Mori Seiki Co., Ltd.	(177,400)	(2,000,795)
Murata Manufacturing Co., Ltd.	(56,573)	(4,303,221)
Nabtesco Corp.	(199,179)	(4,135,505)
Nachi-Fujikoshi Corp.	(345,000)	(1,547,463)
NGK Insulators Ltd.	(248,000)	(3,064,677)
Nidec Corp.	(98,900)	(6,919,260)
Nikon Corp.	(100,490)	(2,347,848)
Nintendo Co., Ltd.	(4,700)	(553,373)
Nippon Electric Glass Co., Ltd.	(120,000)	(584,145)
Nippon Sheet Glass Co., Ltd. †	(1,090,589)	(1,020,023)
Nippon Steel & Sumitomo Metal	(831,071)	(2,239,115)
Nippon Yusen KK	(451,000)	(1,193,288)
Nissan Motor Co., Ltd.	(456,500)	(4,575,322)
Nissin Foods Holdings Co., Ltd.	(4,200)	(169,851)
Nitori Holdings Co., Ltd.	(31,400)	(2,527,984)
NKSJ Holdings, Inc.	(21,050)	(500,246)
NOK Corp.	(42,600)	(675,409)
Nomura Research Institute Ltd.	(19,900)	(646,283)
NTN Corp.	(1,550,402)	(4,774,621)
NTT Data Corp.	(228)	(812,126)
Oji Holdings Corp.	(16,000)	(64,493)
Oriental Land Co., Ltd.	(3,600)	(557,121)
OSAKA Titanium Technologies Co.	(7,800)	(139,101)
Rakuten, Inc.	(543,768)	(6,430,048)
Ricoh Co., Ltd.	(230,000)	(2,725,574)
Rinnai Corp.	(9,600)	(682,613)
Saizeriya Co., Ltd.	(5)	(68)
Sanrio Co., Ltd.	(14,700)	(681,901)
Sawai Pharmaceutical Co., Ltd.	(13,400)	(1,599,873)
Seven Bank Ltd.	(72)	(261)
Sharp Corp. †	(234,000)	(942,195)

	SHARES	VALUE (Note 3)
Japan - (17.1)% (continued)
Shikoku Electric Power Co., Inc. †	(254,700)	$(4,599,408)
Shimadzu Corp.	(62,000)	(499,073)
Shimano, Inc.	(8,100)	(689,997)
Shiseido Co., Ltd.	(9,300)	(138,373)
Showa Denko KK	(7,000)	(9,232)
Showa Shell Sekiyu KK	(34,900)	(286,333)
SMC Corp.	(23,500)	(4,711,177)
Sony Corp.	(136,000)	(2,873,166)
Start Today Co., Ltd.	(149,764)	(2,932,617)
Sumitomo Chemical Co., Ltd.	(1,561,362)	(4,897,178)
Sumitomo Mitsui Trust Holdings, Inc.	(250,000)	(1,166,464)
Sumitomo Rubber Industries Ltd.	(28,200)	(460,340)
Suruga Bank Ltd.	(60,000)	(1,088,069)
Sysmex Corp.	(31,400)	(2,056,557)
Taiheiyo Cement Corp.	(1,281,923)	(4,090,870)
Taiyo Nippon Sanso Corp.	(355,680)	(2,452,770)
Takeda Pharmaceutical Co., Ltd.	(7,700)	(347,224)
TDK Corp.	(108,800)	(3,749,265)
Terumo Corp.	(62,300)	(3,096,739)
Toho Gas Co., Ltd.	(3,000)	(15,514)
Toho Titanium Co., Ltd.	(14,600)	(109,693)
Tokai Carbon Co., Ltd.	(328,000)	(868,633)
Tokio Marine Holdings, Inc.	(4,500)	(141,997)
Tokuyama Corp.	(150,068)	(477,177)
TonenGeneral Sekiyu KK	(36,000)	(348,354)
Toshiba Corp.	(88,000)	(421,835)
TOTO Ltd.	(44,000)	(447,394)
Toyota Industries Corp.	(7,400)	(302,201)
Toyota Motor Corp.	(49,400)	(2,979,702)
Tsumura & Co.	(40,600)	(1,196,498)
Unicharm Corp.	(22,100)	(1,249,941)
Yahoo Japan Corp.	(7,508)	(3,697,052)
Yakult Honsha Co., Ltd.	(10,400)	(431,254)
Yamada Denki Co., Ltd.	(158,557)	(6,419,858)
Yamaha Motor Co., Ltd.	(294,700)	(3,816,948)
Yaskawa Electric Corp.	(252,000)	(3,058,426)
Yokogawa Electric Corp.	(11,500)	(137,480)
Zeon Corp.	(25,000)	(293,058)

		(221,133,328)

Luxembourg - (0.6)%
ArcelorMittal	(699,352)	(7,827,373)
Oriflame Cosmetics SA SDR	(16,649)	(527,151)

		(8,354,524)

Mexico - (0.4)%
Cemex SAB de CV ADR (1) (cost $5,963,244)	(523,457)	(5,538,175)

Netherlands - (1.9)%
ASML Holding NV	(121,191)	(9,566,914)
Fugro NV CVA	(115,200)	(6,259,549)
Koninklijke KPN NV	(1,823,659)	(3,783,723)
Koninklijke Vopak NV	(4,087)	(241,229)
PostNL NV †	(447,426)	(1,246,722)
Randstad Holding NV	(29,959)	(1,231,566)
Royal Imtech NV †	(31,976)	(235,376)
SBM Offshore NV †	(80,910)	(1,364,070)
Wolters Kluwer NV	(11,897)	(251,996)

		(24,181,145)

The accompanying notes are an integral part of these financial statements.	(Continued)

50	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Norway - (0.5)%
Aker Solutions ASA	(23,143)	$(315,948)
Marine Harvest ASA	(1,361,822)	(1,384,301)
Norsk Hydro ASA	(452,250)	(1,813,494)
Schibsted ASA	(9,735)	(421,654)
Storebrand ASA †	(280,024)	(1,351,886)
TGS Nopec Geophysical Co. ASA	(17,443)	(506,887)

		(5,794,170)

Spain - (0.9)%
Abertis Infraestructuras SA	(107,814)	(1,878,510)
Acciona SA	(26,929)	(1,419,758)
Acerinox SA	(8,028)	(74,776)
ACS Actividades de Construccion y Servicios SA	(12,321)	(325,942)
Amadeus IT Holding SA, A Shares	(18,101)	(579,326)
Indra Sistemas SA	(13,844)	(178,815)
Obrascon Huarte Lain SA	(26,953)	(915,848)
Red Electrica Corp. SA	(29,409)	(1,617,123)
Telefonica SA	(357,509)	(4,599,497)

		(11,589,595)

Sweden - (1.9)%
Alfa Laval AB	(56,065)	(1,145,146)
Assa Abloy AB, Class B	(30,367)	(1,186,796)
Atlas Copco AB, A Shares	(26,839)	(646,869)
Elekta AB, B Shares	(250,246)	(3,803,378)
Getinge AB, B Shares	(14,750)	(447,824)
Hennes & Mauritz AB, B Shares	(51,914)	(1,708,042)
Hexagon AB, B Shares	(132,458)	(3,540,785)
Husqvarna AB, B Shares	(337,754)	(1,783,736)
Lundin Petroleum AB †	(32,180)	(636,478)
Modern Times Group AB, B Shares	(41,092)	(1,753,143)
Sandvik AB	(90,558)	(1,081,564)
Scania AB, B Shares	(37,947)	(759,203)
SSAB AB, A Shares	(721,969)	(4,311,916)
Svenska Handelsbanken AB, A Shares	(27,358)	(1,096,083)
Volvo AB, B Shares	(51,023)	(680,874)

		(24,581,837)

Switzerland - (1.9)%
Adecco SA †	(686)	(39,069)
Clariant AG †	(156,807)	(2,210,415)
Compagnie Financiere Richemont SA, Class A	(16,068)	(1,417,010)
Credit Suisse Group AG †	(216,778)	(5,738,999)
Geberit AG	(1,918)	(475,134)
Givaudan SA †	(1,076)	(1,386,507)
Holcim Ltd. †	(8,006)	(557,268)
Julius Baer Group Ltd. †	(44,658)	(1,742,930)
Kuehne + Nagel International AG	(27,471)	(3,013,984)
Sika AG	(59)	(152,559)
Sonova Holding AG †	(39,828)	(4,213,629)
Swatch Group AG/The	(5,832)	(3,185,666)
Swisscom AG	(571)	(249,967)

		(24,383,137)

United Kingdom - (0.3)%
Liberty Global PLC, Class A (1)†	(9,447)	(699,855)
Liberty Global PLC, Class C (1)†	(7,054)	(478,920)

	SHARES	VALUE (Note 3)
United Kingdom - (0.3)% (continued)
Subsea 7 SA †	(173,265)	$(3,048,275)

		(4,227,050)

United States - (21.0)%
Alcoa, Inc. (1)	(123,557)	(966,216)
Alpha Natural Resources, Inc. (1)†	(15,478)	(81,105)
Amkor Technology, Inc. (1)†	(998,127)	(4,202,115)
Annaly Capital Management, Inc. REIT (1)	(337)	(4,236)
Archer-Daniels-Midland Co. (1)	(1,538)	(52,154)
Ares Capital Corp. (1)	(20,813)	(357,984)
Avis Budget Group, Inc. (1)†	(501,308)	(14,412,605)
Boston Properties, Inc. REIT (1)	(675)	(71,192)
Cadence Design Systems, Inc. (1)†	(370,859)	(5,370,038)
Chart Industries, Inc. (1)†	(29,002)	(2,728,798)
Ciena Corp. (1)†	(38,323)	(744,233)
Clearwire Corp., Class A (1)†	(6,700)	(33,366)
Cliffs Natural Resources, Inc. (1)	(4,699)	(76,359)
Cobalt International Energy, Inc. (1)†	(17,224)	(457,642)
CVR Energy, Inc. (1)	(1,538)	(72,901)
CVR Energy, Inc. (3)†(i)	(3,362)	—
DDR Corp. REIT (1)	(87,856)	(1,462,802)
Digital Realty Trust, Inc. REIT (1)	(40,157)	(2,449,577)
DR Horton, Inc. (1)	(168,677)	(3,589,446)
Electronic Arts, Inc. (1)†	(21,378)	(491,053)
Equinix, Inc. (1)†	(51,721)	(9,553,903)
Exelixis, Inc. (1)†	(99,771)	(452,960)
Exterran Holdings, Inc. (1)†	(64,247)	(1,806,626)
General Cable Corp. (1)	(83,092)	(2,555,079)
Gilead Sciences, Inc. (1)†	(370,136)	(18,954,664)
Health Care REIT, Inc. REIT (1)	(94,752)	(6,351,227)
Hertz Global Holdings, Inc. (1)†	(696,833)	(17,281,458)
Hornbeck Offshore Services, Inc. (1)†	(31,558)	(1,688,353)
Host Hotels & Resorts, Inc. REIT (1)	(368,409)	(6,215,060)
JetBlue Airways Corp. (1)†	(62,708)	(395,060)
L-3 Communications Holdings, Inc. (1)	(9,374)	(803,727)
Lennar Corp., Class A (1)	(367,591)	(13,247,980)
MGIC Investment Corp. (1)†	(203,884)	(1,237,576)
MGM Resorts International (1)†	(27,857)	(411,726)
Microchip Technology, Inc. (1)	(417,751)	(15,561,225)
Micron Technology, Inc. (1)†	(764,939)	(10,961,576)
Navistar International Corp. (1)†	(278)	(7,717)
NextEra Energy, Inc. (1)	(22,800)	(1,857,744)
Omnicare, Inc. (1)	(24,867)	(1,186,405)
PHH Corp. (1)†	(1,022,467)	(20,837,877)
PPL Corp. (1)	(158,481)	(4,795,635)
Prologis, Inc. REIT (1)	(247)	(9,317)
Radian Group, Inc. (1)	(506,740)	(5,888,319)
Regeneron Pharmaceuticals, Inc. (1)†	(75,620)	(17,005,426)
Ryman Hospitality Properties REIT (1)	(124,970)	(4,875,080)
Salesforce.com, Inc. (1)†	(220,774)	(8,429,151)
Sirius XM Radio, Inc. (1)	(3,362,635)	(11,264,827)
SL Green Realty Corp. REIT (1)	(44,040)	(3,883,888)
Smithfield Foods, Inc. (1)†	(44,853)	(1,468,936)
Standard Pacific Corp. (1)†	(32,922)	(274,240)
Stillwater Mining Co. (1)†	(12,583)	(135,141)
SunPower Corp. (1)†	(24,856)	(514,519)
Swift Transportation Co. (1)†	(25,797)	(426,682)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	51

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United States - (21.0)% (continued)
Theravance, Inc. (1)†	(10,937)	$(421,403)
Tyson Foods, Inc., Class A (1)	(128,305)	(3,294,872)
United States Steel Corp. (1)	(4,024)	(70,541)
VeriSign, Inc. (1)†	(517,120)	(23,094,579)
Vishay Intertechnology, Inc. (1)†	(164,199)	(2,280,724)
Xilinx, Inc. (1)	(349,422)	(13,840,605)

		(270,965,650)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $636,026,683)		(698,242,574)

PREFERRED STOCKS - (0.2)%

Germany - (0.2)%
Volkswagen AG
(proceeds $2,048,390)	(9,954)	(2,010,546)

EXCHANGE TRADED FUNDS - (5.2)%
iShares MSCI Emerging Markets Index Fund (1)	(1,421,500)	(54,827,255)
SPDR S&P 500 ETF Trust (1)	(1,333)	(213,293)
Vanguard FTSE Emerging Markets ETF (1)	(321,703)	(12,475,643)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(proceeds $70,597,629)		(67,516,191)

TOTAL SECURITIES SOLD SHORT
(proceeds $708,672,702)		(767,769,311)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 48.1%
(Cost $580,668,096)		621,728,370

OTHER ASSETS IN EXCESS OF LIABILITIES - 51.9% (j)		670,875,898

NET ASSETS - 100.0%		$1,292,604,268

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(8,212,521)	(0.6%)
Consumer Staples	49,311,285	3.8
Energy	(2,020,892)	(0.2)
Exchange Traded Fund	(67,516,190)	(5.1)
Financials	59,237,274	4.7
Health Care	20,023,629	1.5
Industrials	55,760,152	4.3
Information Technology	1,070,071	0.1
Materials	12,052,114	0.9
Telecommunication Services	32,604,507	2.5
Utilities	18,477,420	1.4
Money Market Funds	427,903,059	33.1
Other Investments	23,038,462	1.7

Total Investments	621,728,370	48.1
Other Assets in Excess of Liabilities (j)	670,875,898	51.9

Net Assets	$1,292,604,268	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2013, the value of these securities was $362,475,183. In addition, $568,708,631 of cash collateral was pledged.
(b)	Represents less than 0.05 percent of net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Defaulted security.
(e)	Represents a step bond. The rate shown reflects the yield at June 30, 2013.
(f)	Represents annualized seven-day yield as of June 30, 2013.
(g)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(h)	The rate shown is the effective yield at the date of purchase.
(i)	Security fair valued at as of June 30, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(j)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CVA - Dutch Certification

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SDR - Special Drawing Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

52	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of June 30, 2013:

Exchange Cleared

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Markit CDX North America High Yield Index Series 20	5.000%	USD	4.290%	46,550,000	$1,547,022	06/20/2018	$(79,790)

Cash held as collateral for CitiBank was $2,246,452 at June 30, 2013.

Open written options contracts outstanding at June 30, 2013:

Call Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
3,414	Clearwire Corp. (Exercise price $3) (1)	J.P. Morgan	September 21, 2013	$(143,388)	$(665,730)	$(522,342)
5,306	Clearwire Corp. (Exercise price $4) (1)	J.P. Morgan	December 21, 2013	(42,086)	(504,070)	(461,984)
447	Dell, Inc. (Exercise price $13) (1)	J.P. Morgan	August 17, 2013	(32,631)	(27,714)	4,917
76	Knight Capital Group, Inc. (Exercise price $4)	J.P. Morgan	July 20, 2013	(104)	(304)	(200)
28	Knight Capital Group, Inc. (Exercise price $5) (3)	J.P. Morgan	July 20, 2013	–	(112)	(112)
1,432	Sprint Nextel Corp. (Exercise price $10) (1)	J.P. Morgan	January 18, 2014	(10,238)	(5,728)	4,510

				$(228,447)	$(1,203,658)	$(975,211)

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	53

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of June 30, 2013:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond Futures	9/10/2013	JPY	(142,231,500)	$(4,767)
Morgan Stanley and Co., International PLC	Bovespa Index	8/14/2013	BRL	(33,807,943)	1,342,603
Bank of America	Canadian 10-Year Bond Futures	9/19/2013	CAD	(14,390,131)	316,851
Barclays Capital	Cocoa Futures	9/13/2013	USD	552,720	(33,350)
Barclays Capital	Cocoa Futures	9/13/2013	USD	(460,600)	(4,452)
Barclays Capital	Corn Futures	9/13/2013	USD	(1,305,700)	101,750
Deutsche Bank	Corn Futures	9/13/2013	USD	2,399,000	(210,000)
Bank of America	Euro - Bobl Futures	9/6/2013	EUR	(13,142,458)	(3,854)
Bank of America	Euro - Bund Futures	9/6/2013	EUR	60,517,490	(1,055,544)
Bank of America	Euro - SCHATZ Futures	9/6/2013	EUR	(76,934,490)	23,977
Bank of America	Euro-Buxl 30-Year Bond Futures	9/6/2013	EUR	(8,299,008)	96,635
Merrill Lynch	Gold 100 OZ Futures	8/28/2013	USD	(2,400,740)	320,450
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	7/30/2013	HKD	11,100,825	58,548
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	(9,430,644)	(779,259)
Barclays Capital	Lean Hogs Futures	7/15/2013	USD	9,430,644	593,022
Barclays Capital	Lean Hogs Futures	8/14/2013	USD	2,541,500	(7,800)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(942,809)	58,184
Barclays Capital	LME Copper Futures	9/16/2013	USD	(365,750)	28,200
Barclays Capital	LME Nickel Futures	9/16/2013	USD	(633,150)	57,603
Bank of America	Long Gilt Futures	9/26/2013	GBP	(72,032,018)	4,433,101
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	7/30/2013	USD	2,342,150	89,500
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	9/16/2013	USD	14,100,494	209,376
Merrill Lynch	Silver Futures	9/26/2013	USD	(434,340)	44,940
Barclays Capital	Soybean Futures	11/14/2013	USD	7,243,305	(294,413)
Barclays Capital	Soybean Futures	11/14/2013	USD	(9,424,245)	261,231
Deutsche Bank	Soybean Futures	11/14/2013	USD	2,209,150	(80,750)
Deutsche Bank	Soybean Meal Futures	12/13/2013	USD	750,195	(39,595)
Barclays Capital	Soybean Oil Futures	12/13/2013	USD	(2,329,691)	109,787
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	9/20/2013	CHF	(16,203,895)	(29,439)
Bank of America	U.S. Long Bond Futures	9/19/2013	USD	(11,886,793)	340,074
Bank of America	U.S. Treasury 10-Year Note Futures	9/19/2013	USD	205,327,900	(3,966,962)
Bank of America	U.S. Treasury 2-Year Note Futures	9/30/2013	USD	(85,580,690)	690
Bank of America	U.S. Treasury 5-Year Note Futures	9/30/2013	USD	(27,882,495)	283,808

					$2,260,145

Money Market is pledged as collateral to brokers for total return swap contracts in the amount of $12,088,453. Additional cash held as collateral for Bank of America and Deutsche Bank was $350,000 and $400,000, respectively.

The accompanying notes are an integral part of these financial statements.	(Continued)

54	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at June 30, 2013:

Exchange Traded

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	Cocoa Futures	September 13, 2013	$69,539	$64,920	$(4,619)
336	Corn Futures	September 13, 2013	9,648,644	9,193,800	(454,844)
43	Cotton No. 2 Futures	December 6, 2013	1,898,057	1,806,215	(91,842)
19	Globex Brent FCL Futures	July 15, 2013	1,986,110	1,941,040	(45,070)
25	Globex RBOB Gas Futures	July 30, 2013	2,953,264	2,851,380	(101,884)
35	Lean Hogs Futures	August 14, 2013	1,375,248	1,364,300	(10,948)
33	LME Aluminum Futures	July 2, 2013	1,566,315	1,427,043	(139,272)
6	LME Aluminum Futures	July 3, 2013	280,697	259,537	(21,160)
2	LME Aluminum Futures	July 26, 2013	96,737	87,090	(9,647)
6	LME Aluminum Futures	July 29, 2013	282,110	261,501	(20,609)
135	LME Aluminum Futures	August 2, 2013	6,232,186	5,890,590	(341,596)
7	LME Aluminum Futures	August 8, 2013	331,824	305,972	(25,852)
8	LME Aluminum Futures	August 9, 2013	379,783	349,782	(30,001)
7	LME Aluminum Futures	August 16, 2013	322,811	306,680	(16,131)
9	LME Aluminum Futures	August 20, 2013	414,239	394,760	(19,479)
4	LME Aluminum Futures	August 21, 2013	186,706	175,500	(11,206)
11	LME Aluminum Futures	August 22, 2013	512,893	482,766	(30,127)
16	LME Aluminum Futures	August 30, 2013	759,747	703,832	(55,915)
10	LME Aluminum Futures	September 3, 2013	482,852	440,405	(42,447)
8	LME Aluminum Futures	September 4, 2013	385,346	352,426	(32,920)
17	LME Aluminum Futures	September 5, 2013	837,322	749,117	(88,205)
24	LME Aluminum Futures	September 6, 2013	1,177,985	1,057,884	(120,101)
2	LME Aluminum Futures	September 10, 2013	96,607	88,259	(8,348)
26	LME Aluminum Futures	September 13, 2013	1,205,442	1,148,362	(57,080)
77	LME Aluminum Futures	September 16, 2013	3,757,817	3,405,806	(352,011)
4	LME Aluminum Futures	September 19, 2013	183,606	176,967	(6,639)
26	LME Aluminum Futures	September 20, 2013	1,166,442	1,150,552	(15,890)
3	LME Aluminum Futures	September 27, 2013	133,381	132,975	(406)
7	LME Copper Futures	July 2, 2013	1,307,261	1,177,925	(129,336)
7	LME Copper Futures	July 3, 2013	1,299,386	1,178,026	(121,360)
6	LME Copper Futures	July 5, 2013	1,106,960	1,009,913	(97,047)
14	LME Copper Futures	July 16, 2013	2,537,758	2,358,307	(179,451)
15	LME Copper Futures	July 19, 2013	2,617,149	2,527,099	(90,050)
5	LME Copper Futures	August 2, 2013	866,714	842,831	(23,883)
2	LME Copper Futures	August 22, 2013	371,950	337,413	(34,537)
4	LME Copper Futures	August 23, 2013	728,379	674,825	(53,554)
6	LME Copper Futures	August 29, 2013	1,087,060	1,012,367	(74,693)
5	LME Copper Futures	August 30, 2013	912,802	843,657	(69,145)
1	LME Copper Futures	September 4, 2013	184,052	168,747	(15,305)
5	LME Copper Futures	September 5, 2013	932,656	843,750	(88,906)
5	LME Copper Futures	September 6, 2013	907,758	843,766	(63,992)
6	LME Copper Futures	September 12, 2013	1,068,010	1,012,632	(55,378)
16	LME Copper Futures	September 13, 2013	2,828,333	2,700,400	(127,933)
10	LME Copper Futures	September 16, 2013	1,845,003	1,687,750	(157,253)
3	LME Copper Futures	September 17, 2013	530,705	506,325	(24,380)
5	LME Copper Futures	September 19, 2013	873,914	843,812	(30,102)
10	LME Copper Futures	September 20, 2013	1,701,416	1,687,605	(13,811)
7	LME Nickel Futures	July 8, 2013	682,511	573,228	(109,283)
5	LME Nickel Futures	July 16, 2013	475,958	409,641	(66,317)
2	LME Nickel Futures	July 17, 2013	186,723	163,866	(22,857)
5	LME Nickel Futures	July 19, 2013	458,558	409,708	(48,850)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	55

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	LME Nickel Futures	July 22, 2013	$274,505	$245,863	$(28,642)
1	LME Nickel Futures	July 24, 2013	91,784	81,963	(9,821)
3	LME Nickel Futures	July 29, 2013	275,999	245,953	(30,046)
4	LME Nickel Futures	August 2, 2013	356,506	328,007	(28,499)
11	LME Zinc Futures	July 2, 2013	515,368	500,775	(14,593)
10	LME Zinc Futures	July 3, 2013	464,766	455,368	(9,398)
34	LME Zinc Futures	July 5, 2013	1,602,079	1,549,040	(53,039)
21	LME Zinc Futures	August 2, 2013	973,468	963,181	(10,287)
14	LME Zinc Futures	August 8, 2013	665,248	642,988	(22,260)
25	LME Zinc Futures	August 9, 2013	1,178,498	1,148,456	(30,042)
5	LME Zinc Futures	September 3, 2013	242,955	230,980	(11,975)
11	LME Zinc Futures	September 4, 2013	532,592	508,269	(24,323)
9	LME Zinc Futures	September 5, 2013	441,022	415,949	(25,073)
14	LME Zinc Futures	September 6, 2013	680,107	647,174	(32,933)
1	LME Zinc Futures	September 10, 2013	47,025	46,268	(757)
40	LME Zinc Futures	September 16, 2013	1,947,034	1,854,000	(93,034)
810	Natural Gas Swap Futures	July 29, 2013	7,841,330	7,219,125	(622,205)
106	Soybean Futures	November 14, 2013	6,858,244	6,635,600	(222,644)
144	Soybean Meal Futures	December 13, 2013	5,658,475	5,385,600	(272,875)
453	CAC40 10 Euro Futures	July 19, 2013	22,619,617	22,020,384	(599,233)
155	DAX Index Futures	September 20, 2013	40,891,750	40,182,179	(709,571)
82	DJIA Mini E-CBOT Futures	September 20, 2013	6,213,374	6,077,840	(135,534)
696	Euro Stoxx 50 Index	September 20, 2013	24,360,482	23,536,539	(823,943)
143	FTSE 100 Index Futures	September 20, 2013	13,742,549	13,401,007	(341,542)
382	FTSE/JSE Top 40 Index Futures	September 19, 2013	14,027,469	13,450,119	(577,350)
260	H-SHARES Index Futures	July 30, 2013	14,948,874	15,493,969	545,095
88	IBEX 35 Index Futures	July 19, 2013	9,244,868	8,784,357	(460,511)
33	MSCI Taiwan Stock Index Futures	July 30, 2013	888,267	922,350	34,083
99	NASDAQ 100 E-Mini Futures	September 20, 2013	5,881,758	5,744,475	(137,283)
29	S&P MID 400 E-Mini Futures	September 20, 2013	3,422,793	3,357,910	(64,883)
4	S&P/Toronto Stock Exchange 60 Index Futures	September 19, 2013	536,007	526,995	(9,012)
302	TOPIX Index Futures	September 12, 2013	33,456,154	34,438,597	982,443
787	3-Month Euro Euribor Futures	December 16, 2013	255,420,738	255,228,897	(191,841)
264	3-Month Euro Euribor Futures	March 17, 2014	85,689,558	85,552,378	(137,180)
185	3-Month Euro Euribor Futures	June 16, 2014	59,919,507	59,912,346	(7,161)
1,705	90-Day EURODollar Futures	December 16, 2013	424,757,036	424,651,562	(105,474)
590	90-Day EURODollar Futures	March 17, 2014	146,914,183	146,865,750	(48,433)
262	90-Day EURODollar Futures	June 16, 2014	65,213,778	65,179,050	(34,728)

			1,323,030,493	1,314,814,317	(8,216,176)

Short Contracts:
137	Coffee ‘C’ Futures	September 18, 2013	(6,623,471)	(6,185,550)	437,921
65	Crude Oil Financial Futures	July 19, 2013	(6,191,240)	(6,276,400)	(85,160)
3	Globex Heat Oil Futures	July 30, 2013	(360,310)	(360,209)	101
54	Gold 100 OZ Futures	August 28, 2013	(7,548,193)	(6,607,980)	940,213
25	ICE Euro Gasoil Futures	July 10, 2013	(2,148,750)	(2,208,125)	(59,375)
33	LME Aluminum Futures	July 2, 2013	(1,566,122)	(1,427,043)	139,079
6	LME Aluminum Futures	July 3, 2013	(280,838)	(259,537)	21,301
2	LME Aluminum Futures	July 26, 2013	(96,697)	(87,091)	9,606
6	LME Aluminum Futures	July 29, 2013	(282,590)	(261,501)	21,089
135	LME Aluminum Futures	August 2, 2013	(6,220,096)	(5,890,590)	329,506
7	LME Aluminum Futures	August 8, 2013	(334,239)	(305,972)	28,267
8	LME Aluminum Futures	August 9, 2013	(378,062)	(349,782)	28,280
7	LME Aluminum Futures	August 16, 2013	(322,639)	(306,681)	15,958
9	LME Aluminum Futures	August 20, 2013	(414,021)	(394,760)	19,261

The accompanying notes are an integral part of these financial statements.	(Continued)

56	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	LME Aluminum Futures	August 21, 2013	$(186,561)	$(175,500)	$11,061
11	LME Aluminum Futures	August 22, 2013	(513,222)	(482,765)	30,457
16	LME Aluminum Futures	August 30, 2013	(762,774)	(703,832)	58,942
10	LME Aluminum Futures	September 3, 2013	(481,234)	(440,405)	40,829
8	LME Aluminum Futures	September 4, 2013	(386,987)	(352,426)	34,561
17	LME Aluminum Futures	September 5, 2013	(840,623)	(749,118)	91,505
24	LME Aluminum Futures	September 6, 2013	(1,175,962)	(1,057,884)	118,078
2	LME Aluminum Futures	September 10, 2013	(96,497)	(88,259)	8,238
26	LME Aluminum Futures	September 13, 2013	(1,209,784)	(1,148,362)	61,422
223	LME Aluminum Futures	September 16, 2013	(10,779,493)	(9,863,568)	915,925
4	LME Aluminum Futures	September 19, 2013	(184,072)	(176,967)	7,105
26	LME Aluminum Futures	September 20, 2013	(1,169,710)	(1,150,552)	19,158
3	LME Aluminum Futures	September 27, 2013	(132,890)	(132,975)	(85)
7	LME Copper Futures	July 2, 2013	(1,307,892)	(1,177,925)	129,967
7	LME Copper Futures	July 3, 2013	(1,297,891)	(1,178,027)	119,864
6	LME Copper Futures	July 5, 2013	(1,109,608)	(1,009,912)	99,696
14	LME Copper Futures	July 16, 2013	(2,532,578)	(2,358,307)	174,271
15	LME Copper Futures	July 19, 2013	(2,616,213)	(2,527,099)	89,114
5	LME Copper Futures	August 2, 2013	(864,758)	(842,832)	21,926
2	LME Copper Futures	August 22, 2013	(372,822)	(337,413)	35,409
4	LME Copper Futures	August 23, 2013	(732,719)	(674,825)	57,894
6	LME Copper Futures	August 29, 2013	(1,087,436)	(1,012,366)	75,070
5	LME Copper Futures	August 30, 2013	(909,273)	(843,656)	65,617
1	LME Copper Futures	September 4, 2013	(184,548)	(168,747)	15,801
5	LME Copper Futures	September 5, 2013	(932,117)	(843,750)	88,367
5	LME Copper Futures	September 6, 2013	(917,882)	(843,766)	74,116
6	LME Copper Futures	September 12, 2013	(1,062,684)	(1,012,632)	50,052
16	LME Copper Futures	September 13, 2013	(2,838,926)	(2,700,400)	138,526
106	LME Copper Futures	September 16, 2013	(19,274,379)	(17,890,150)	1,384,229
3	LME Copper Futures	September 17, 2013	(536,052)	(506,325)	29,727
5	LME Copper Futures	September 19, 2013	(877,309)	(843,813)	33,496
10	LME Copper Futures	September 20, 2013	(1,707,996)	(1,687,605)	20,391
7	LME Nickel Futures	July 8, 2013	(677,533)	(573,229)	104,304
5	LME Nickel Futures	July 16, 2013	(466,495)	(409,641)	56,854
2	LME Nickel Futures	July 17, 2013	(187,662)	(163,866)	23,796
5	LME Nickel Futures	July 19, 2013	(463,742)	(409,707)	54,035
3	LME Nickel Futures	July 22, 2013	(272,135)	(245,863)	26,272
1	LME Nickel Futures	July 24, 2013	(91,551)	(81,963)	9,588
3	LME Nickel Futures	July 29, 2013	(274,567)	(245,954)	28,613
4	LME Nickel Futures	August 2, 2013	(356,634)	(328,007)	28,627
54	LME Nickel Futures	September 16, 2013	(4,985,764)	(4,439,934)	545,830
11	LME Zinc Futures	July 2, 2013	(519,752)	(500,775)	18,977
10	LME Zinc Futures	July 3, 2013	(464,067)	(455,368)	8,699
34	LME Zinc Futures	July 5, 2013	(1,592,757)	(1,549,040)	43,717
21	LME Zinc Futures	August 2, 2013	(975,404)	(963,181)	12,223
14	LME Zinc Futures	August 8, 2013	(667,078)	(642,989)	24,089
25	LME Zinc Futures	August 9, 2013	(1,173,094)	(1,148,457)	24,637
5	LME Zinc Futures	September 3, 2013	(242,992)	(230,980)	12,012
11	LME Zinc Futures	September 4, 2013	(534,857)	(508,268)	26,589
9	LME Zinc Futures	September 5, 2013	(441,998)	(415,948)	26,050
14	LME Zinc Futures	September 6, 2013	(675,428)	(647,175)	28,253
1	LME Zinc Futures	September 10, 2013	(47,073)	(46,267)	806
113	LME Zinc Futures	September 16, 2013	(5,549,984)	(5,237,550)	312,434
122	Silver Futures	September 26, 2013	(12,079,482)	(11,876,700)	202,782
244	Soybean Oil Futures	December 13, 2013	(6,897,620)	(6,605,568)	292,052
807	Sugar #11 (World Markets) Futures	September 30, 2013	(15,028,263)	(15,292,972)	(264,709)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	57

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
379	Wheat Futures	September 13, 2013	$(13,007,688)	$(12,464,363)	$543,325
323	Amsterdam Index Futures	July 19, 2013	(28,903,308)	(28,993,056)	(89,748)
504	E-Mini Russell 2000 Futures	September 20, 2013	(48,877,612)	(49,124,880)	(247,268)
167	FTSE/MIB Index Futures	September 20, 2013	(17,392,865)	(16,587,928)	804,937
157	KOSPI Index 200 Futures	September 12, 2013	(17,123,317)	(16,634,123)	489,194
15	MSCI Singapore Index Futures	July 30, 2013	(833,545)	(836,450)	(2,905)
633	S&P 500 E-Mini Futures	September 20, 2013	(51,551,466)	(50,617,845)	933,621
1,404	SGX S&P CNX Nifty Index Futures	July 25, 2013	(15,752,909)	(16,362,216)	(609,307)
24	SPI 200 Index Futures	September 19, 2013	(2,629,334)	(2,616,893)	12,441
28	10-Year Japanese Government Bond Futures	September 9, 2013	(4,033,588)	(4,026,094)	7,494
85	3-Month Euro Euribor Futures	September 15, 2014	(27,474,933)	(27,509,315)	(34,382)
86	3-Month Euro Euribor Futures	December 15, 2014	(27,771,720)	(27,811,965)	(40,245)
87	3-Month Euro Euribor Futures	March 16, 2015	(28,071,281)	(28,112,711)	(41,430)
81	3-Month Euro Euribor Futures	June 15, 2015	(26,107,191)	(26,150,181)	(42,990)
132	90-Day EURODollar Futures	September 15, 2014	(32,789,491)	(32,813,550)	(24,059)
173	90-Day EURODollar Futures	December 15, 2014	(42,943,457)	(42,958,062)	(14,605)
197	90-Day EURODollar Futures	March 16, 2015	(48,839,337)	(48,843,687)	(4,350)
192	90-Day EURODollar Futures	June 15, 2015	(47,549,397)	(47,512,800)	36,597
2,892	90-Day GBP LIBOR Futures	December 18, 2013	(547,167,439)	(546,414,511)	752,928
2,179	90-Day Sterling Futures	March 19, 2014	(412,106,892)	(411,451,722)	655,170
1,325	90-Day Sterling Futures	June 18, 2014	(250,307,276)	(250,068,416)	238,860
246	90-Day Sterling Futures	September 17, 2014	(46,439,807)	(46,399,735)	40,072
231	90-Day Sterling Futures	December 17, 2014	(43,569,324)	(43,539,741)	29,583
220	90-Day Sterling Futures	March 18, 2015	(41,449,050)	(41,428,776)	20,274
215	90-Day Sterling Futures	June 17, 2015	(40,471,114)	(40,440,206)	30,908
1,172	Australia 10-Year Bond Futures	September 16, 2013	(129,285,789)	(126,896,631)	2,389,158
284	Australia 3-Year Bond Futures	September 16, 2013	(28,306,976)	(28,364,554)	(57,578)
121	Canadian 3-Month Bank Acceptance Futures	December 16, 2013	(28,380,687)	(28,383,284)	(2,597)
291	Canadian 3-Month Bank Acceptance Futures	March 17, 2014	(68,216,706)	(68,191,452)	25,254
211	Euro CHF 3-Month LIFFE Futures	December 16, 2013	(55,836,559)	(55,829,945)	6,614
195	Euro CHF 3-Month LIFFE Futures	March 17, 2014	(51,589,568)	(51,586,073)	3,495
71	Mini Japanese 10-Year Treasury Bond	September 10, 2013	(102,220,410)	(102,154,668)	65,742
10	U.S. Treasury 2-Year Note Futures	September 30, 2013	(2,203,577)	(2,200,000)	3,577
7	U.S. Treasury 5-Year Note Futures	September 30, 2013	(862,081)	(847,328)	14,753

			(2,476,581,786)	(2,463,095,947)	13,485,839

			$(1,153,551,293)	$(1,148,281,630)	$5,269,663

Cash held as collateral with broker for futures contracts was $39,516,885 at June 30, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

58	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2013:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	83,685,000	$78,157,557	$76,088,822	$(2,068,735)
Brazilian Real, Expiring 09/18/13*	The Royal Bank of Scotland	BRL	58,600,000	26,281,147	25,839,348	(441,799)
Canadian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	CAD	95,506,000	92,239,695	90,635,961	(1,603,734)
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	102,203,000	108,629,527	108,280,459	(349,068)
Chilean Peso, Expiring 09/23/13*	The Royal Bank of Scotland	CLP	732,092,000	1,440,650	1,421,856	(18,794)
Columbian Peso, Expiring 09/18/13*	The Royal Bank of Scotland	COP	486,000,000	253,702	250,899	(2,803)
Czech Republic Koruna, Expiring 09/18/13	The Royal Bank of Scotland	CZK	489,000,000	25,130,216	24,477,388	(652,828)
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	150,861,000	198,063,504	196,437,313	(1,626,191)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	44,223,000	68,098,574	67,225,459	(873,115)
Hungarian Forint, Expiring 09/18/13	The Royal Bank of Scotland	HUF	15,042,400,000	66,166,629	65,862,562	(304,067)
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	60,175,000	16,530,732	16,513,358	(17,374)
Indian Rupee, Expiring 09/18/13*	The Royal Bank of Scotland	INR	274,698,000	4,741,609	4,559,780	(181,829)
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	14,122,608,000	144,114,753	142,446,655	(1,668,098)
Korean Won, Expiring 09/23/13*	The Royal Bank of Scotland	KRW	42,552,211,000	37,693,207	37,118,719	(574,488)
Mexican Peso, Expiring 09/18/13	The Royal Bank of Scotland	MXN	455,634,000	35,269,160	34,914,805	(354,355)
Malaysian Ringgit, Expiring 09/18/13*	The Royal Bank of Scotland	MYR	218,420,000	69,477,625	68,774,694	(702,931)
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	524,532,000	89,898,582	86,106,984	(3,791,598)
New Zealand Dollar, Expiring 09/18/13	The Royal Bank of Scotland	NZD	172,391,000	136,997,540	132,837,245	(4,160,295)
Poland Zloty, Expiring 09/18/13	The Royal Bank of Scotland	PLN	254,189,000	77,956,852	76,125,058	(1,831,794)
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	411,409,000	12,781,028	12,346,443	(434,585)
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	395,708,000	60,616,908	58,901,839	(1,715,069)
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	33,100,000	26,253,241	26,118,334	(134,907)
Thailand Baht, Expiring 09/18/13	The Royal Bank of Scotland	THB	4,317,000	137,702	138,617	915
Turkish Lira, Expiring 09/18/13	The Royal Bank of Scotland	TRY	64,000,000	32,789,457	32,773,940	(15,517)
Taiwanese Dollar, Expiring 09/18/13*	The Royal Bank of Scotland	TWD	534,363,000	17,881,830	17,844,817	(37,013)
South African Rand, Expiring 09/18/13	The Royal Bank of Scotland	ZAR	384,000,000	37,757,017	38,401,123	644,106

				1,465,358,444	1,442,442,478	(22,915,966)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	59

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	AUD	(167,379,000)	$(158,865,389)	$(152,185,828)	$6,679,561
Brazilian Real, Expiring 09/18/13*	The Royal Bank of Scotland	BRL	(112,911,000)	(51,929,849)	(49,787,485)	2,142,364
Canadian Dollar, Expiring 09/18/13	The Royal Bank of Scotland	CAD	(151,721,000)	(145,992,771)	(143,984,447)	2,008,324
Swiss Franc, Expiring 09/18/13	The Royal Bank of Scotland	CHF	(122,754,000)	(130,328,780)	(130,053,516)	275,264
Chilean Peso, Expiring 09/23/13*	The Royal Bank of Scotland	CLP	(816,464,000)	(1,602,093)	(1,585,722)	16,371
Columbian Peso, Expiring 09/18/13*	The Royal Bank of Scotland	COP	(2,300,000,000)	(1,194,482)	(1,187,384)	7,098
Czech Republic Koruna, Expiring 09/18/13	The Royal Bank of Scotland	CZK	(487,946,000)	(24,859,833)	(24,424,629)	435,204
Danish Krone, Expiring 09/18/13	The Royal Bank of Scotland	DKK	(7,867,000)	(1,402,356)	(1,374,106)	28,250
Euro, Expiring 09/06/13	The Royal Bank of Scotland	EUR	(933,538)	(1,218,712)	(1,215,500)	3,212
Euro, Expiring 09/18/13	The Royal Bank of Scotland	EUR	(51,087,391)	(67,087,737)	(66,521,300)	566,437
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(3,562)	(4,704)	(4,644)	60
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(110,000)	(141,336)	(143,472)	(2,136)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,660)	56
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(110,000)	(141,776)	(143,988)	(2,212)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(46,110)	(59,500)	(60,617)	(1,117)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(4,703)	27
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,754)	(3)
British Pound, Expiring 09/18/13	The Royal Bank of Scotland	GBP	(77,648,000)	(119,486,463)	(118,036,372)	1,450,091
Hong Kong Dollar, Expiring 09/18/13	The Royal Bank of Scotland	HKD	(97,945,000)	(12,621,805)	(12,632,066)	(10,261)
Hungarian Forint, Expiring 09/18/13	The Royal Bank of Scotland	HUF	(2,630,000,000)	(11,532,944)	(11,515,352)	17,592
Indonesian Rupiah, Expiring 09/18/13	The Royal Bank of Scotland	IDR	(50,908,522,000)	(4,933,822)	(5,076,801)	(142,979)
Israeli Shekel, Expiring 09/18/13	The Royal Bank of Scotland	ILS	(44,100,000)	(12,132,142)	(12,102,021)	30,121
Indian Rupee, Expiring 09/18/13*	The Royal Bank of Scotland	INR	(1,876,926,000)	(32,034,170)	(31,155,560)	878,610
Japanese Yen, Expiring 09/18/13	The Royal Bank of Scotland	JPY	(20,559,598,000)	(207,664,056)	(207,372,884)	291,172
Korean Won, Expiring 09/23/13*	The Royal Bank of Scotland	KRW	(21,943,904,000)	(19,122,326)	(19,141,887)	(19,561)
Mexican Peso, Expiring 09/18/13	The Royal Bank of Scotland	MXN	(520,000,000)	(40,076,309)	(39,847,111)	229,198
Malaysian Ringgit, Expiring 09/18/13*	The Royal Bank of Scotland	MYR	(156,585,000)	(49,192,484)	(49,304,484)	(112,000)
Norwegian Krone, Expiring 09/18/13	The Royal Bank of Scotland	NOK	(333,636,000)	(55,597,705)	(54,769,566)	828,139

The accompanying notes are an integral part of these financial statements.	(Continued)

60	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 09/18/13	The Royal Bank of Scotland	NZD	(118,400,000)	$(93,163,852)	$(91,234,054)	$1,929,798
Peru Nuevo Sol, Expiring 09/18/13*	The Royal Bank of Scotland	PEN	(632,000)	(229,314)	(225,615)	3,699
Philippine Peso, Expiring 09/18/13	The Royal Bank of Scotland	PHP	(1,372,500,000)	(32,442,063)	(31,738,874)	703,189
Poland Zloty, Expiring 09/18/13	The Royal Bank of Scotland	PLN	(50,362,000)	(15,245,426)	(15,082,518)	162,908
Russian Ruble, Expiring 09/18/13*	The Royal Bank of Scotland	RUB	(987,140,000)	(30,127,328)	(29,624,214)	503,114
Swedish Krona, Expiring 09/18/13	The Royal Bank of Scotland	SEK	(292,953,000)	(43,782,493)	(43,606,575)	175,918
Singapore Dollar, Expiring 09/18/13	The Royal Bank of Scotland	SGD	(113,368,000)	(90,384,778)	(89,455,689)	929,089
Thailand Baht, Expiring 09/18/13	The Royal Bank of Scotland	THB	(38,733,000)	(1,274,531)	(1,243,699)	30,832
Turkish Lira, Expiring 09/18/13	The Royal Bank of Scotland	TRY	(137,869,000)	(72,464,484)	(70,601,724)	1,862,760
Taiwanese Dollar, Expiring 09/18/13*	The Royal Bank of Scotland	TWD	(198,822,000)	(6,644,739)	(6,639,571)	5,168
South African Rand, Expiring 09/18/13	The Royal Bank of Scotland	ZAR	(752,181,000)	(74,519,911)	(75,220,299)	(700,388)

				(1,609,516,660)	(1,588,313,691)	21,202,969

				$(144,158,216)	$(145,871,213)	$(1,712,997)

Money Market Fund is pledged as collateral with broker for forward foreign currency exchange contracts in the amount of $13,458,380 at June 30, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	61

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

62	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2013

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	12/20/2013 — 05/12/2014	$4,503,448

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Air France-KLM	70,579	$654,866	$(21,400)
Arkema SA	65,197	6,708,969	(732,661)
AtoS	58,542	4,039,892	310,844
Bureau Veritas SA	1,184	35,029	(4,369)
Cap Gemini SA	38,124	1,719,831	131,540
Casino Guichard Perrachon SA	1,258	123,076	(5,194)
Cie Generale des Etablissements Michelin	60,982	5,539,472	(86,706)
Cie Generale d’Optique Essilor International SA	771	75,750	6,391
Dassault Systemes SA	9,461	1,040,884	115,507
Edenred	1	33	(3)
Etablissements Maurel et Prom	19,578	319,249	(28,201)
Iliad SA	3,329	659,324	59,899
Lagardere SCA	73,303	2,318,471	(273,183)
L’Oreal SA	57	9,497	(127)
PPR	7,742	1,525,852	49,547
Publicis Groupe SA	11,404	791,538	20,646
Renault SA	103,638	6,305,354	675,446
Rexel SA	65,640	1,352,136	126,785
Safran SA	2,846	152,324	(3,745)
Sanofi	47,261	4,342,883	542,987
Schneider Electric SA	2,229	158,487	3,398
Societe BIC SA	17,920	2,077,497	(279,782)
Suez Environnement Co.	249,986	3,104,554	126,389
Thales SA	8,989	344,411	75,051
Total SA	53,133	2,704,666	(109,480)
Valeo SA	67,375	3,553,976	673,744
Vivendi SA	231,007	5,052,888	(674,931)

			698,392

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
European Aeronautic Defence and Space Co NV	92,518	$4,211,987	$737,798

Switzerland
Wolseley PLC	111,388	5,017,578	121,815

United Kingdom
Alent PLC	27,200	128,109	6,835
AMEC PLC	33,654	525,128	(10,417)
Anglo American PLC	33,361	830,050	(187,163)
AstraZeneca PLC	5,277	233,992	15,498
Aveva Group PLC	7,955	262,736	9,976
Aviva PLC	79,563	432,239	(22,160)
Babcock International Group PLC	385,061	5,881,140	584,386
Banca Popolare di Crema SpA	41,780	523,953	(20,631)
Barclays PLC	313,715	1,316,564	19,468
Barratt Developments PLC	536,567	2,161,271	362,951
BP PLC	357,597	2,523,756	(42,052)
BT Group PLC	895,880	3,380,775	825,160
Bundesrepublik Deutschland	435,558	2,277,615	(84,225)
Centrica PLC	167,114	965,027	(50,961)
Depfa Funding III LP	1,283	16,987	(1,441)
Drax Group PLC	101,790	840,969	62,336
Dresdner Bank AG	87,747	351,186	(1,914)
Experian PLC	70,420	1,153,420	70,464
FIH Erhvervsbank A/S	45,018	556,927	18,294
GAS PLC	263,137	989,443	(61,623)
GKN PLC	948,497	3,484,552	857,095
GlaxoSmithKline PLC	61,732	1,515,093	27,975
HSBC Holdings PLC	113,553	1,126,616	48,902
Inchcape PLC	318,826	2,128,228	299,162
Inmarsat PLC	22,523	229,570	1,089

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	63

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Invensys PLC	2,839	$17,783	$(5)
Investec PLC	254,881	1,750,977	(146,978)
ITV PLC	565,548	928,528	277,251
J Sainsbury PLC	302,475	1,610,300	24,532
John Wood Group PLC	179,193	2,151,261	58,757
Kazakhmys PLC	275,300	1,282,650	(196,009)
Kesa Electricals PLC	140,277	119,542	3,506
Kingfisher PLC	462,297	1,999,418	410,914
Legal & General Group SA	986,673	2,244,647	326,971
Lloyds Banking Group PLC	4,464,428	3,523,593	763,653
Michael Page International PLC	77,763	484,639	(44,780)
Mondi PLC	29,050	347,343	14,346
National Grid PLC	75,003	859,347	(9,140)
Next PLC	67,047	4,103,822	540,538
Northwest Equity Corp.	360,891	1,944,940	156,704
Reckitt Benckiser Group PLC	5,424	328,087	55,588
Rexam PLC	54,995	434,743	(35,632)
Rolls-Royce Holdings PLC	28,771	384,748	110,642
Rolls-Royce Holdings PLC	3,423,749	(19)	5,227
Rolls-Royce Holdings PLC	3,831	6	–
Sanyo Shinpan Finance Co. Ltd.	1,312,986	2,459,474	(77,461)
Serco Group PLC	139,950	1,168,281	147,819
Severn Trent PLC	22,691	588,832	(14,256)
Shinsei Bank Ltd.	30,283	1,097,150	(47,099)
Smith & Nephew PLC	16,885	174,925	14,185
SSE PLC	1	22	1
Standard Life PLC	261,078	1,403,516	(29,548)
Tate & Lyle PLC	239,612	2,801,899	204,435
UBS AG	44,464	981,501	3,034
United Utilities Group PLC	6,382	68,067	(1,668)
Vesusius PLC	10,908	57,186	3,932
William Hill PLC	755,783	4,145,605	922,578
WPP PLC	9,596	128,418	35,605

			6,204,646

United States
Gazprom OAO	103,467	975,176	(295,738)
Lukoil OAO	32,288	2,123,335	(272,962)
Magnit OJSC	14,877	657,860	191,414
MMC Norilsk Nickel OJSC	931	16,269	(2,854)
Reliance Industries Ltd.	27,237	778,189	4,458
Rosneft Oil Co.	96,141	812,186	(154,351)
Samsung Electronics Co., Ltd.	10,902	7,422,406	(1,086,748)
State Bank of India	9,423	825,139	(196,629)
Surgutneftegaz ADR	81,327	611,948	24,189

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tatneft	24,610	$968,559	$(74,789)

			(1,864,010)

Total of Long Equity Positions			5,898,641

Short Positions

France
Accor SA	(50,186)	(1,737,129)	(26,946)
Air Liquide SA	(910)	(108,750)	(3,635)
Alcatel-Lucent	(3,468,780)	(5,158,749)	(1,138,184)
Alstom SA	(2,931)	(113,996)	17,848
Bouygues SA	(105,317)	(3,017,035)	333,362
Carrefour SA	(61,531)	(1,523,493)	(166,559)
Christian Dior SA	(493)	(82,189)	2,543
Cie de St-Gobain	(18,597)	(769,243)	15,683
Cie Generale de Geophysique – Veritas	(9,964)	(248,659)	27,886
Danone SA	(5,304)	(351,059)	(48,165)
Electricite de France SA	(85,544)	(1,627,483)	(357,702)
Eutelsat Communications SA	(62,248)	(2,055,320)	289,278
Faurecia	(36,474)	(707,339)	(99,537)
France Telecom SA	(168,078)	(1,711,709)	120,110
GDF Suez	(33,059)	(677,811)	29,363
Hermes International	(5,013)	(1,622,697)	4,659
Lafarge SA	(44,202)	(2,941,199)	227,060
Legrand SA	(22,840)	(941,549)	(117,433)
LVMH Moet Hennessy Louis Vuitton SA	(25,238)	(4,477,877)	380,375
Neopost SA	(14,241)	(739,584)	(203,337)
Nexans SA	(13,106)	(605,355)	(16,545)
Pernod-Ricard SA	(5,901)	(683,740)	28,765
Peugeot SA	(142,811)	(1,117,599)	(60,303)
Remy Cointreau SA	(6,859)	(775,555)	47,742
SES SA	(1,049)	(29,331)	(724)
Sodexo	(3,851)	(318,905)	(1,729)
Technip SA	(13,119)	(1,365,455)	32,141
Vallourec SA	(196,666)	(9,992,417)	12,301
Veolia Environnement SA	(500,250)	(5,749,266)	37,815
Zodiac Aerospace	(798)	(93,027)	(12,638)

			(646,506)

United Kingdom
Admiral Group PLC	(120,974)	(2,163,210)	(273,685)
Aggreko PLC	(175,926)	(4,578,387)	181,207
Barloworld Ltd.	(260,836)	(6,135,015)	472,164
BG Group PLC	(218,987)	(3,504,771)	(216,708)
British American Tobacco PLC	(8,354)	(398,308)	(30,165)
Bunzl PLC	(12,431)	(239,686)	(2,769)
Burberry Group PLC	(252,054)	(4,910,671)	(274,708)
Capita Group PLC/The	(338,769)	(4,026,607)	(952,961)
Carnival PLC	(49,949)	(1,812,017)	75,797
Cascade Bancorp	(64,691)	(376,776)	(132,904)

The accompanying notes are an integral part of these financial statements.	(Continued)

64	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Cobham PLC	(64,827)	$(224,194)	$(34,274)
Diageo PLC	(88,593)	(2,461,203)	(79,318)
Eurasian Natural Resources Corp. PLC	(533,399)	(2,272,102)	609,291
Home Retail Group PLC	(123,421)	(238,180)	(13,222)
ICAP PLC	(429,510)	(2,000,248)	(371,224)
IMI PLC	(159,321)	(2,770,151)	(232,813)
Informa PLC	(9,089)	(69,592)	1,882
InterContinental Hotels Group PLC	(88,413)	(2,497,564)	67,779
Intertek Group PLC	(40,056)	(1,953,396)	172,842
Johnson Matthey PLC	(47,050)	(1,651,971)	(227,909)
Kotak Mahindra Prime Ltd.	(205,428)	(5,954,420)	(762,838)
Lonmin PLC	(144,906)	(618,448)	56,675
Man Group PLC	(683,739)	(891,896)	28,183
Marks & Spencer Group PLC	(570,427)	(3,370,584)	(361,852)
Mitchells & Butlers PLC	(22,864)	(111,894)	(17,239)
Old Mutual PLC	(749,631)	(2,233,891)	176,072
Pennon Group PLC	(63,626)	(621,181)	(2,384)
Petrofac Ltd	(93,897)	(1,965,982)	256,746
ProLogis LP	(21,321)	(854,383)	50,365
Prudential PLC	(72,434)	(948,513)	(233,812)
Royal Bank of Scotland Group PLC	(192,119)	(934,190)	136,938
Royal Dutch Shell PLC	(27,749)	(926,728)	7,710
SABMiller PLC	(75,685)	(3,303,493)	(325,101)
Shire PLC	(73,765)	(2,188,138)	(149,490)
Signature Metals Ltd.	(21,267)	(569,529)	8,504
Smiths Group PLC	(22,444)	(406,062)	(40,457)
Sumitomo Bakelite Co., Ltd.	(59,915)	(1,070,426)	4,880
Vedanta Resources PLC	(40,948)	(724,486)	88,035
Vodafone Group PLC	(127,039)	(323,353)	(40,700)
Whitbread PLC	(13,807)	(511,862)	(130,435)

			(2,511,898)

Total of Short Equity Positions			(3,158,404)

Total of Long and Short Equity Positions			2,740,237

Net Cash and Other Receivables/(Payables) (b)			1,763,211

Swaps, at Value			$4,503,448

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $20,012,220 at June 30,2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	65

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2013

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	07/24/2013	$34,991,775

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Bermuda
RenaissanceRe Holdings Ltd.	5,500	$451,954	$25,391

Canada
Sears Canada, Inc.	3,983	39,203	2,221

United States
3M Co.	6,500	659,418	51,357
Abbott Laboratories	154,300	5,213,528	168,456
Abercrombie & Fitch Co.	34,500	1,671,425	(110,300)
Accenture PLC	34,400	2,412,608	62,816
ACE Ltd.	25,900	2,155,657	161,875
Actavis, Inc.	12,100	1,171,324	355,938
Activision Blizzard, Inc.	118,900	1,727,205	(31,691)
Advance Auto Parts, Inc.	36,800	2,769,964	217,092
AECOM Technology Corp.	120,501	3,230,371	600,356
Aeropostale, Inc.	109,188	1,462,027	44,767
AES Corp./The	83,086	919,762	76,439
Aflac, Inc.	13,500	694,440	90,180
AGCO Corp.	30,000	1,555,800	(50,100)
Agilent Technologies, Inc.	8,100	354,147	(7,791)
Airgas, Inc.	704	65,697	1,507
AK Steel Holding Corp.	349,600	1,419,308	(356,524)
Alaska Air Group, Inc.	69,800	3,569,338	60,262
Albemarle Corp.	19,000	1,221,753	(38,243)
Alliant Energy Corp.	2,000	92,499	8,341
Alliant Techsystems, Inc.	33,600	2,188,032	578,256
Allied World Assuarance	21,854	1,799,774	200,086
Allscripts Healthcare	40,500	523,290	780
Allstate Corp.	26,400	1,154,692	115,676
Alpha Natural Resources, Inc.	620,400	5,342,597	(2,091,701)
Altria Group, Inc.	28,100	937,192	46,027
Amazon.com, Inc.	8,900	2,342,807	128,634

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AMDOCS Ltd.	48,100	$1,702,092	$81,937
Ameren Corp.	34,597	1,092,168	99,353
American Capital Ltd.	627,260	8,504,740	(557,356)
American Eagle Outfitters, Inc.	272,700	5,581,555	(602,053)
American Electric Power Co., Inc.	57,800	2,611,134	(22,850)
American Financial Group, Inc.	49,500	2,063,958	357,087
American Water Works Co., Inc.	23,200	902,486	54,050
Ameriprise Financial, Inc.	67,100	4,391,866	1,035,183
Amgen, Inc.	72,000	6,428,820	674,700
Anadarko Petroleum Corp.	26,400	2,192,846	75,706
Analog Devices, Inc.	19,800	861,770	30,418
Anixter International, Inc.	14,100	992,560	76,361
AON PLC	8,800	502,782	63,498
Applied Industrial Technologies, Inc.	11,900	515,270	59,857
Applied Materials, Inc.	198,400	2,747,864	210,280
Archer-Daniels-Midland Co.	155,200	4,538,139	724,693
ARES Captial Corp.	43,400	768,180	(21,700)
Armstrong World Industries, Inc.	15,200	833,720	(107,312)
ARRIS Group, Inc.	147,200	2,368,133	(255,813)
Arrow Electronics, Inc.	49,800	1,891,902	92,628
Arthur J. & Gallager Corp.	1,600	57,898	12,006
Ascena Retail Group	26,051	437,229	17,361
Associated Banc-Corp.	73,000	1,037,059	98,091
Assurant, Inc.	81,200	3,072,519	1,061,373
AT&T, Inc.	57,100	1,895,720	125,620
Atmos Energy Corp.	7,300	295,421	4,317

The accompanying notes are an integral part of these financial statements.	(Continued)

66	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Autodesk, Inc.	18,800	$709,201	$(71,129)
Autoliv, Inc.	30,200	2,023,306	313,872
Avago Technologies Ltd.	92,500	3,223,522	234,128
Avnet, Inc.	102,600	3,294,486	152,874
Axis Capital Holdings Co.	41,500	1,531,841	368,029
Ball Corp.	27,500	1,267,349	(124,999)
Baxter International, Inc.	13,200	929,848	(15,484)
BE Aerospace, Inc.	13,400	670,402	174,870
Beam, Inc.	20,300	1,270,372	10,761
Becton Dickinson	1,200	99,432	19,164
Bemis Co., Inc.	3,100	110,143	11,191
Berry Petroleum Co.	400	17,360	(432)
Best Buy Co., Inc.	319,900	5,670,282	3,072,585
Big Lots, Inc.	51,187	1,599,480	14,446
Biogen Idec, Inc.	33,900	5,396,789	1,898,491
BMC Software, Inc.	51,800	2,230,900	107,352
Boston Scientific Corp.	495,700	3,845,306	749,833
Brinker International, Inc.	28,900	965,926	173,601
Bristow Group, Inc.	22,500	1,283,829	185,871
Broadridge Financial Solutions, Inc.	32,000	738,578	111,982
Brocade Communications Systems, Inc.	1,253,600	7,103,941	116,795
Brown & Brown, Inc.	28,200	779,672	129,496
Buckle, Inc./The	18,400	828,771	128,397
Bunge Ltd.	24,100	1,765,067	(59,510)
CA, Inc.	148,700	3,658,057	599,224
Cabot Corp.	20,161	855,834	(101,410)
Cabot Oil & Gas Corp.	67,500	3,975,220	818,630
Cameron International Corp.	15,400	965,470	(23,606)
Capital One Financial Corp.	51,500	3,146,744	87,971
CapitalSource, Inc.	128,396	1,206,644	(2,290)
Cardinal Health, Inc.	61,300	2,707,008	186,352
Career Education Corp.	194,592	614,940	(50,623)
Carefusion Corp.	103,400	3,435,899	374,391
Carlisle Cos, Inc.	18,600	1,150,175	8,791
Carpenter Technology Corp.	2,500	128,825	(16,150)
Carter’s, Inc.	31,000	1,907,452	388,718
CBS Corp.	30,900	1,265,355	244,728
Celanese Corp.	19,800	931,194	(44,154)
Celgene Corp.	5,700	677,112	(10,725)
CenterPoint Energy, Inc.	49,600	1,026,209	138,895
CF Industries Holdings, Inc.	25,500	5,437,399	(1,064,149)
Charles River Laboratories International, Inc.	24,400	1,029,512	(28,380)
Chemed Corp.	20,800	1,494,490	12,054
Chevron Corp.	55,300	6,433,435	110,767

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Chicos’s, Inc.	245,600	$4,472,513	$(282,577)
Church & Dwight Co., Inc.	5,400	307,145	26,089
CIGNA Corp.	37,100	2,127,012	562,367
Cinemark Holdings, Inc.	33,000	928,472	(7,112)
Cintas Corp.	24,400	1,029,924	81,252
Cisco Systems, Inc.	65,730	1,379,067	218,830
Citigroup, Inc.	25,100	1,247,235	(43,188)
CLARCOR, Inc.	400	19,892	992
Cleco Corp.	3,400	140,692	17,170
Coca-Cola Enterprises, Inc.	126,900	4,423,291	38,513
Colgate-Palmolive Co.	1,800	98,046	5,076
Comcast Corp.	93,300	3,717,807	189,597
Commercial Metals Co.	197,500	3,127,033	(209,958)
Community Health Systems, Inc.	122,400	4,959,716	778,396
Commvault Systems, Inc.	27,300	1,943,301	128,496
Computer Sciences Corp.	139,400	6,094,298	7,240
Compuware Corp.	103,455	1,151,607	(80,848)
Comtech Telecommunications Corp.	9,700	257,238	3,595
ConAgra Foods, Inc.	13,600	428,536	46,512
ConocoPhillips	100,200	5,959,989	102,111
Consolidated Edison, Inc.	21,300	1,191,523	50,480
Convergys Corp.	57,934	976,988	32,802
Con-way, Inc.	52,600	1,642,530	406,766
Cooper Cos., Inc./The	18,800	1,831,435	406,705
Copa Holdings SA	7,000	736,949	180,891
Corning, Inc.	8,900	109,470	17,177
Corrections Corp. of America	63,833	2,123,716	38,307
Costco Wholesale Corp.	7,200	726,912	69,192
Covance, Inc.	16,600	1,072,316	191,608
Covidien PLC	36,900	2,244,213	74,583
Crane Co.	36,753	1,796,761	405,478
Crocs, Inc.	122,851	1,804,720	222,321
Crown Holdings, Inc.	45,100	1,734,264	120,699
CSX Corp.	16,400	342,596	37,720
Cummins, Inc.	25,200	2,877,840	(144,648)
CVS Caremark Corp.	56,300	2,937,489	281,745
Cytec Industries, Inc.	43,200	3,205,326	(40,926)
Darling International	40,300	707,883	44,115
DaVita, Inc.	35,600	4,053,512	246,968
Dean Foods Co.	174,138	1,492,130	252,733
Delta Air Lines, Inc.	309,100	4,449,788	1,333,473
Devon Energy Corp.	14,900	815,745	(42,733)
Diamond Offshore Drill	391	28,997	(2,100)
Diebold, Inc.	33,700	1,078,064	57,289
Dillards, Inc.	67,800	5,604,602	(47,036)
Discover Financial Services	163,000	6,618,635	1,146,685

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	67

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DISH Network Corp.	187,732	$6,978,200	$1,004,165
Dolby Laboratories, Inc.	31,300	936,912	110,073
Dollar General Corp.	23,997	1,132,769	77,400
Dollar Tree, Inc.	33,948	1,341,160	384,756
Dominos Pizza, Inc.	62,400	2,927,244	701,316
Domtar Corp.	1,671	128,273	(17,151)
Donaldson Co., Inc.	5,700	208,582	(5,320)
Dover Corp.	6,800	464,032	64,056
DR Horton, Inc.	32,000	688,960	(8,000)
Dr Pepper Snapple Group, Inc.	19,200	865,533	16,323
Dresser-Rand Group, Inc.	19,500	1,122,308	47,302
DST Systems, Inc.	21,900	1,391,088	39,639
DTE Energy Co.	63,000	4,038,780	182,850
Dun & Bradstreet Corp./The	3,800	303,924	66,386
East West BanCorp., Inc.	21,900	507,837	94,413
Eastman Chemical Co.	4,600	328,992	(6,946)
Edison International	64,900	3,055,106	70,478
Eli Lilly & Co.	76,600	4,109,677	(347,085)
EMCOR Group, Inc.	32,000	1,130,752	170,048
Endo Pharmaceuticals Holdings, Inc.	10,611	282,040	108,338
Energizer Holdings, Inc.	6,400	579,282	63,982
Energy XXI, Inc.	12,012	388,788	(122,362)
Entergy Corp.	14,400	911,527	91,865
EOG Resources, Inc.	8,800	1,121,044	37,740
Equifax, Inc.	33,500	1,895,431	78,724
Era Group, Inc.	8,776	169,993	59,500
Esterline Technologies Corp.	11,500	804,791	26,544
Everest Re Group Ltd.	38,300	4,446,544	465,814
EXCO Resources, Inc.	8,100	57,241	4,643
Expedia, Inc.	62,600	3,926,034	(160,644)
Express Scripts PLC	46,700	2,751,905	129,018
Exxon Mobil Corp.	12,300	1,095,759	15,546
EzCorp., Inc.	38,700	806,110	(152,854)
Fair Isaac Corp.	14,723	657,183	17,572
FedEx Corp.	9,400	952,980	(26,328)
Fidelity National Information Services, Inc.	43,100	1,602,727	243,677
Fifth Third BanCorp.	139,567	2,274,754	244,431
First Solar, Inc.	117,200	3,964,281	1,278,075
Fiserv, Inc.	10,700	864,974	70,313
Flextronics, Inc.	882,300	5,939,117	889,885
Foot Locker, Inc.	133,500	4,502,806	187,049
Forest Laboratories, Inc.	138,700	5,167,996	518,704
Forest Oil Corp.	31,700	141,296	(11,643)
Fortinet, Inc.	18,860	372,815	(42,765)
Frontier Communications Corp.	102,300	424,902	(10,587)
Fulton Financial Corp.	48,300	508,116	46,368

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GameStop Corp.	118,200	$2,785,721	$2,182,225
Gap, Inc./The	213,400	6,978,352	1,926,830
Gartner, Inc.	31,100	1,553,235	219,154
General Cable Corp.	41,300	1,343,902	(73,927)
General Dynamics Corp.	5,400	383,508	39,474
General Electric Co.	45,000	958,500	85,050
Genuine Parts Co.	19,300	1,307,037	199,714
Genworth Financial, Inc.	329,300	2,932,766	824,547
Goldman Sachs Group, Inc./The	53,000	7,904,713	111,537
Goodyear Tire & Rubber Co./The	226,300	3,051,997	408,130
Graco, Inc.	3,300	187,246	21,347
Guess?, Inc.	92,500	2,475,715	394,560
Hanover Insurance Group, Inc./The	11,400	456,738	101,064
Harman International Industries, Inc.	87,800	4,379,055	379,705
Harris Corp.	4,400	221,606	(4,906)
Harris Teeter Supe Co.	6,000	223,260	57,900
Harsco Corp.	22,186	538,408	(23,914)
Hartford Financial Services Group, Inc.	33,000	947,061	73,299
Hasbro, Inc.	28,100	1,066,114	193,609
HCC Insurance Holdings, Inc.	23,900	925,886	104,443
Health Net, Inc.	57,800	1,536,282	302,914
HealthSouth Corp.	5,910	178,068	(7,860)
Helix Energy Solutions Group, Inc.	160,900	3,711,562	(4,426)
Henry Schein, Inc.	3,100	262,291	34,534
Hershey Co./The	8,500	704,201	54,679
Hess Corp.	85,600	5,322,621	368,923
Hill-Rom Holdings, Inc.	52,800	1,651,808	126,496
Hillshire Brands Co.	99,600	3,016,599	278,169
Hittite Microwave Corp.	400	24,188	(988)
HollyFrontier Corp.	49,848	2,327,152	(194,654)
Home Depot, Inc.	56,500	3,869,286	507,769
Honeywell International, Inc.	8,800	617,484	80,708
Hormel Foods Corp.	18,700	753,282	(31,836)
Hubbell, Inc.	12,000	1,062,867	125,133
Humana, Inc.	45,900	3,277,076	595,966
Huntington Bancshares, Inc.	105,700	740,448	92,468
Huntsman Corp.	30,600	549,439	(42,703)
IAC/InterActiveCorp.	92,800	3,917,418	496,150
Ingersoll-Rand PLC	79,300	4,086,019	316,717
Ingram Micro, Inc.	158,725	2,849,114	165,074
Ingredion, Inc.	54,900	3,793,609	(191,071)
Integrys Energy Group, Inc.	1,629	89,177	6,168
InterDigital, Inc.	5,073	217,844	8,665
International Flavors & Fragrances, Inc.	200	14,300	732

The accompanying notes are an integral part of these financial statements.	(Continued)

68	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Game Technology	2,200	$33,418	$3,344
International Paper Co.	5,300	220,692	14,151
Interoil Corp.	9,600	711,838	(44,542)
Interpublic Group of Cos., Inc./The	208,500	2,489,490	544,185
Intuit, Inc.	13,300	846,412	(34,713)
InvesCo., Ltd.	72,500	2,008,003	297,497
Itron, Inc.	34,500	1,539,317	(75,482)
ITT Corp.	101,400	2,593,121	389,053
ITT Educational Services, Inc.	26,026	331,548	303,486
Jabil Circuit, Inc.	348,500	6,850,386	252,044
Jack Henry & Associates, Inc.	5,300	227,143	22,646
Jacobs Engineering Group, Inc.	1	46	9
Jarden Corp.	16,600	632,040	94,210
JDS Uniphase Corp.	126,200	1,737,707	77,049
JM Smucker Co./The	6,800	648,606	52,814
Jones Lang LaSalle, Inc.	8,200	748,185	(837)
JPMorgan Chase & Co.	76,800	3,566,592	487,680
Kansas City Southern	4,100	446,531	(12,095)
KBR, Inc.	175,500	5,403,091	300,659
KeyCorp.	294,400	2,753,938	496,238
Kimberly-Clark Corp.	38,500	3,442,137	297,753
KLA-Tencor Corp.	43,800	2,348,204	92,770
Kroger Co./The	56,600	1,831,316	123,648
L-3 Communications Holdings, Inc.	38,800	3,077,693	249,019
Landstar System, Inc.	14,600	830,667	(78,767)
Lender Processing Services, Inc.	81,900	2,028,950	620,515
Lennox International, Inc.	13,400	778,014	86,822
Lexmark International, Inc.	32,965	1,012,595	(4,855)
Lincoln National Corp.	44,500	1,251,946	370,969
Loews Corp.	63,300	2,721,037	89,483
Lowe’s Cos, Inc.	127,400	4,726,715	483,945
LSI Corp.	642,000	4,666,549	(82,669)
Lyondellbasell Industries, Inc.	223,000	13,926,924	849,056
M&T Bank Corp.	400	39,225	5,475
Macy’s, Inc.	76,400	2,945,862	721,338
Magellan Health Services, Inc.	14,479	728,393	83,589
Manpower, Inc.	68,700	3,382,288	382,472
Marathon Oil Corp.	144,500	4,888,342	108,468
Marsh & McLennan Cos, Inc.	17,800	621,398	89,178
Marvell Technology Group Ltd.	293,200	2,682,824	750,548
Masco Corp.	3,700	78,792	(6,679)
Mattel, Inc.	39,800	1,547,917	255,421

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Maxim Integrated Products, Inc.	93,200	$2,893,268	$(304,172)
McDermott International, Inc.	146,020	1,713,439	(518,996)
McGraw-Hill Cos, Inc./The	23,700	1,041,013	219,590
McKesson Corp.	32,200	3,333,044	353,856
MeadWestvaco Corp.	29,600	964,438	45,218
Medtronic, Inc.	5,600	296,559	(8,327)
Merck & Co., Inc.	15,580	722,914	777
MGM Resorts International	45,237	586,270	82,333
Micron Technology, Inc.	177,800	1,402,546	1,145,328
Microsoft Corp.	6,800	237,572	(2,768)
MKS Instruments, Inc.	75,272	2,042,631	(44,913)
Mohawk Industries, Inc.	19,700	1,965,709	250,344
Molex, Inc.	18,800	535,029	16,563
Mondelez International, Inc.	73,200	2,116,822	(28,426)
Monsanto Co.	33,900	3,486,963	(137,643)
Motorola Solutions, Inc.	31,600	1,834,064	(9,796)
Murphy Oil Corp.	40,500	2,496,638	(30,593)
Nabors Industries Ltd.	145,534	2,267,043	(38,917)
National Oilwell Varco, Inc.	17,400	1,217,028	(18,168)
NCR Corp.	164,917	4,532,760	907,852
Neustar, Inc.	2,700	118,357	13,079
Newell Rubbermaid, Inc.	64,600	1,481,278	214,472
Newfield Exploration Co.	35,700	852,121	752
News Corp.	234,400	6,437,829	1,203,611
NiSource, Inc.	14,400	386,851	25,565
Noble Energy, Inc.	14,400	849,782	14,794
Norfolk Southern Corp.	4,900	369,714	(13,729)
Northrop Grumman Corp.	74,200	5,024,406	1,119,354
NorthWestern Corp.	1,500	54,752	5,098
NV Energy, Inc.	12,000	243,621	37,899
NVIDIA Corp.	203,300	2,704,864	147,435
NVR, Inc.	100	97,800	(5,600)
Oceaneering International, Inc.	52,600	3,252,946	544,774
OGE Energy Corp.	11,600	716,713	74,407
Old Dominion Freight Line, Inc.	37,200	1,375,227	173,037
Old Republic International Corp.	53,646	699,167	(8,743)
Olin Corp.	6,800	155,788	6,868
Omnicare, Inc.	40,100	1,625,534	287,637
Omnicom Group, Inc.	3,500	186,130	33,915
ON Semiconductor Corp.	386,100	3,105,147	14,541
Oracle Corp.	19,800	662,461	(54,205)
Orchard Supply Hardware	99	181	(167)
O’Reilly Automotive, Inc.	17,000	1,678,030	236,510

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	69

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Oshkosh Corp.	20,900	$821,160	$(27,587)
Owens-Illinois, Inc.	100,000	2,349,536	429,464
Packaging Corp. of America	25,300	1,144,356	94,332
Pall Corp.	7,400	490,916	666
Panera Bread Co.	5,300	866,020	119,462
Parker Hannifin Corp.	15,100	1,379,536	61,004
Patterson Cos, Inc.	26,900	950,673	60,767
Patterson-UTI Energy, Inc.	104,900	2,083,904	(53,564)
Paychex, Inc.	8,100	259,362	36,450
PerkinElmer, Inc.	25,347	873,340	(49,563)
PetSmart, Inc.	44,400	3,011,249	(36,893)
Pfizer, Inc.	72,586	2,014,887	18,247
PG&E Corp.	28,500	1,183,872	119,433
Pinnacle West Capital Corp.	28,200	1,521,806	42,448
PMC—Sierra, Inc.	22,169	127,250	13,523
PNC Financial Services Group, Inc.	24,900	1,585,090	230,618
PNM Resources, Inc.	28,000	571,481	49,839
Polaris Industries, Inc.	16,800	1,508,017	87,983
Polycom, Inc.	288,600	3,292,990	(251,146)
Popular, Inc.	79,126	1,994,096	405,795
Portland General Electric Co.	23,300	679,717	33,030
PPG Industries, Inc.	30,742	4,390,327	110,610
ProAssurance Corp.	11,900	519,892	100,812
Procter & Gamble Co.	22,300	1,637,220	79,657
Protective Life Corp.	54,701	1,693,473	407,593
Prudential Financial, Inc.	4,100	291,920	7,503
Public Service Enterprise Group, Inc.	19,400	578,581	55,023
Pulte Group, Inc.	257,800	5,143,814	(253,348)
PVH Corp.	19,683	2,318,100	143,259
QLogic Corp.	46,676	526,505	(80,283)
Quest Diagnostics, Inc.	10,300	604,605	19,884
RadioShack Corp.	141,696	356,333	91,426
Raytheon Co.	67,500	3,931,875	531,225
Regal Entertainment Group	37,800	559,780	116,840
Regal-Beloit Corp.	7,900	584,205	(71,969)
Regions Financial Corp.	116,100	865,091	241,342
Reinsurance Group of America, Inc.	41,400	2,301,426	559,728
Reliance Steel & Aluminum Co.	93,900	6,111,896	44,188
Reynolds American, Inc.	2,100	89,613	11,964
Robert Half International, Inc.	81,200	2,776,715	(78,439)
Rock-Tenn Co.	9,400	955,527	(16,655)
Rockwell Automation, Inc.	5,300	462,827	(22,185)
Rockwood Holdings, Inc.	2,796	141,841	37,187
Ross Stores, Inc.	51,779	3,038,427	317,370

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
RPC, Inc.	79,484	$1,124,885	$(27,211)
RPM International, Inc.	39,000	1,227,816	17,844
Ryder System, Inc.	32,700	1,791,960	195,873
Safeway, Inc.	28,600	561,951	114,725
Sally Beauty Holdings, Inc.	73,878	1,869,786	427,820
Sanderson Farms, Inc.	15,805	795,146	254,622
SEACOR Holdings, Inc.	15,900	1,082,500	237,995
Seagate Technology PLC	118,000	4,171,485	1,118,455
Sears Holdings Corp.	15,513	723,535	(70,748)
SEI Investments Co.	19,200	508,344	37,512
Sempra Energy	800	58,807	6,601
Service Corp. International	190,400	2,884,318	548,594
Sherwin-Williams Co./The	12,500	2,038,477	169,023
Signet Jewelers Ltd.	60,300	3,809,227	256,802
SLM Corp.	140,900	2,414,160	806,814
SM Energy Co.	16,200	936,682	34,994
Smith Corp.	49,000	1,651,124	126,596
Snap-on, Inc.	14,200	1,148,638	120,558
Sohu.com, Inc.	22,200	1,276,059	91,905
Sonoco Products Co.	827	25,546	3,043
Southwest Airlines Co.	26,100	351,158	(14,729)
Spirit Aerosystems Holdings, Inc.	18,600	404,251	(4,723)
SPX Corp.	7,600	539,068	7,980
St. Jude Medical, Inc.	13,600	541,192	79,376
Starbucks Corp.	8,500	511,379	45,286
Starwood Hotels & Resorts Worldwide, Inc.	4,600	283,249	7,425
Steel Dynamics, Inc.	403,300	6,106,294	(93,091)
STERIS Corp.	5,700	222,600	21,816
SunTrust Banks, Inc.	50,796	1,469,125	134,504
Swift Energy Co.	20,100	323,206	(82,207)
Symantec Corp.	313,400	6,787,203	254,895
Synopsys, Inc.	60,600	1,997,527	168,923
TE Connectivity Ltd.	123,900	4,992,487	649,919
Tech Data Corp.	44,732	2,182,083	(75,653)
Teleflex, Inc.	15,500	1,178,343	22,752
Telephone & Data System	62,900	1,405,609	144,876
Tellabs, Inc.	582,081	1,295,129	(142,609)
Tesoro Corp.	66,600	3,769,324	(284,812)
Thermo Fisher Scientific, Inc.	48,300	3,556,112	531,517
Thoratec Corp.	59,364	2,153,244	(294,557)
TIBCO Software, Inc.	35,000	727,148	21,852
Time Warner Cable, Inc.	38,300	3,621,158	686,826
Timken Co.	101,900	5,287,647	447,285
TJX Cos, Inc.	70,100	3,131,106	378,100
T-Mobile US, Inc.	21,988	438,157	107,365
Toll Brothers, Inc.	7,126	257,238	(24,716)
Torchmark Corp.	16,200	869,181	186,087

The accompanying notes are an integral part of these financial statements.	(Continued)

70	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Total System Services, Inc.	57,100	$1,362,977	$34,831
Towers Watson & Co.	8,600	496,564	208,120
Tractor Supply Co.	17,760	1,728,297	360,457
Transdigm, Inc.	7,376	1,124,432	31,903
Transocean Ltd.	72,200	4,019,425	(557,435)
Travelers Cos, Inc./The	21,400	1,717,457	(7,169)
TRW Automotive Holdings Corp.	53,800	3,251,697	322,775
Tupperware Brands Corp.	25,900	1,736,738	275,433
Tyco International Ltd.	256,500	8,199,584	252,091
Tyson Foods, Inc.	76,100	1,778,557	175,691
UGI Corp.	6,400	232,732	17,572
Union Pacific Corp.	15,500	2,115,980	275,360
Unit Corp.	28,200	1,291,861	(91,105)
United Parcel Service, Inc.	9,300	748,232	56,032
United States Steel Corp.	75,503	1,864,924	(541,357)
United Technologies Corp.	200	18,088	500
Universal Health Services, Inc.	45,800	2,810,208	256,560
Unum Group	91,800	2,066,418	629,748
URS Corp.	32,100	1,298,766	216,996
US BanCorp.	19,600	642,096	66,444
Valero Energy Corp.	12,400	516,359	(85,211)
Validus Holding Ltd.	23,601	830,755	21,713
Valmont Industries, Inc.	8,700	1,351,358	(106,475)
Valspar Corp.	32,800	2,192,104	(70,928)
Verisk Analytics, Inc.	23,700	1,295,677	119,213
Verizon Communications, Inc.	28,500	1,200,705	233,985
Vertex Pharmaceuticals, Inc.	100,373	4,730,119	3,286,673
Viacom, Inc.	24,100	1,512,405	127,601
Vishay Intertechnology, Inc.	48,254	595,049	75,199
WABCO Holdings, Inc.	47,100	3,131,209	386,690
Wabtec Corp.	10,000	449,303	84,997
Wal-Mart Stores, Inc.	12,400	913,345	10,331
Walt Disney Co./The	12,400	649,884	133,176
Warner Chilcott PLC	501,327	6,888,746	3,077,635
Washington Post Co./The	1,832	700,523	185,744
Waste Management, Inc.	12,700	470,641	41,550
Waters Corp.	500	45,285	4,740
Webster Financial Corp.	9,786	222,358	28,946
Wells Fargo & Co.	59,300	2,100,412	346,899
Werner Enterprises, Inc.	6,100	142,396	5,041
Western Digital Corp.	132,200	6,464,778	1,743,520
WGL Holdings, Inc.	900	35,964	2,934
Whirlpool Corp.	44,700	4,814,646	297,246
WhiteWave Foods Co.	104,610	433,427	1,156,645
WhiteWave Foods Co.	73,440	2,444,430	(1,251,030)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whiting Petroleum Corp.	39,600	$1,917,887	$(92,723)
Whole Foods Market, Inc.	13,400	703,751	(13,919)
Williams-Sonoma, Inc.	44,200	2,057,703	412,635
Wisconsin Energy Corp.	18,100	686,895	55,024
Wolverine World Wide, Inc.	3,100	132,246	37,045
Worthington Industries, Inc.	30,600	919,149	51,177
WR Grace & Co.	46,500	3,375,373	532,487
Wyndham Worldwide Corp.	73,600	4,229,827	(17,699)
Xcel Energy, Inc.	12,800	349,053	13,699
Xerox Corp.	148,700	1,242,425	106,284
Yahoo!, Inc.	465,900	9,720,144	1,978,605
Zimmer Holdings, Inc.	17,400	1,270,200	33,756
Zoetis, Inc.	22,878	637,301	69,400

			77,626,808

Total of Long Equity Positions			77,654,420

Short Positions

Canada
Brookfield Assets	(10,700)	(387,196)	1,781

Switzerland
Pentair Ltd.	(45,610)	(2,364,878)	(266,362)

United Kingdom
Liberty Global PLC	(73,000)	(5,088,915)	(318,925)

United States
Actuant Corp.	(31,101)	(911,424)	(113,976)
Adobe Systems, Inc.	(24,500)	(924,385)	(191,835)
ADTRAN, Inc.	(196,800)	(4,174,508)	(668,740)
Advanced Micro Device	(1,131,300)	(3,308,536)	(1,307,168)
Aetna, Inc.	(14,600)	(755,426)	(172,258)
Air Products & Chemicals, Inc.	(6,500)	(574,622)	(20,583)
Akamai Technologies, Inc.	(43,029)	(1,990,658)	159,774
Alcoa, Inc.	(10,900)	(88,965)	3,727
Alere, Inc.	(94,600)	(2,097,133)	(220,567)
Allegheny Technologies, Inc.	(104,600)	(3,113,906)	361,880
Allergan, Inc.	(14,721)	(1,545,820)	305,723
Alliance Data Systems Corp.	(20,500)	(3,251,842)	(459,273)
Altera Corp.	(74,200)	(2,626,556)	178,698
American Express Co.	(60,600)	(3,748,439)	(782,017)
AmerisourceBergen Corp.	(29,322)	(1,421,439)	(215,609)
AMETEK, Inc.	(5,300)	(207,495)	(16,695)
Amphenol Corp.	(23,999)	(1,627,852)	(242,630)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	71

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ANSYS, Inc.	(6,100)	$(448,716)	$2,806
Apache Corp.	(13,600)	(1,067,244)	(72,844)
Apollo Group, Inc.	(192,000)	(3,677,513)	275,273
Apple, Inc.	(22,500)	(10,127,989)	1,216,189
ARCH Capital Group, Inc.	(14,100)	(630,411)	(94,470)
Arch Coal, Inc.	(619,600)	(3,988,415)	1,646,327
Aruba Networks, Inc.	(219,000)	(4,903,033)	1,539,193
Ashland, Inc.	(37,100)	(3,117,428)	19,578
Assured Guaranty Ltd.	(84,400)	(1,479,901)	(381,963)
athenahealth, Inc.	(24,400)	(2,150,471)	83,303
Atmel Corp.	(478,600)	(3,221,475)	(296,235)
Atwood Oceanics, Inc.	(40,400)	(2,044,590)	(58,230)
Automatic Data Processing, Inc.	(5,787)	(342,417)	(56,076)
Autonation, Inc.	(12,600)	(556,710)	9,996
Avery Dennison Corp.	(4,971)	(178,857)	(33,703)
Avon Products, Inc.	(176,300)	(2,904,719)	(802,870)
Baker Hughes, Inc.	(111,400)	(4,863,604)	(275,278)
Bally Technologies, Inc.	(45,400)	(2,223,553)	(337,915)
Bank of America Corp	(198,400)	(2,462,622)	(88,802)
Bank of Hawaii	(4,300)	(201,627)	(14,749)
Bank of New York Mellon Corp./The	(41,965)	(1,109,692)	(67,427)
Barnes Group, Inc.	(18,900)	(437,610)	(129,201)
Baytex Energy Corp.	(9,900)	(417,991)	61,195
BB&T Corp.	(900)	(27,801)	(2,691)
Bed Bath & Beyond, Inc.	(17,600)	(1,067,495)	(180,345)
Bill Barrett Corp.	(108,134)	(2,047,778)	(138,691)
BioMarin Pharmaceutical, Inc.	(64,900)	(3,489,373)	(131,398)
Black Hills Corp.	(16,783)	(656,551)	(161,620)
Boeing Co./The	(18,100)	(1,379,765)	(474,399)
BorgWarner, Inc.	(19,900)	(1,497,886)	(216,499)
Bristol-Myers Squibb Co.	(215,300)	(7,795,678)	(1,826,079)
Broadcom Corp.	(11,100)	(390,054)	15,318
Brookdale Senior Living	(50,500)	(1,390,659)	55,439
Cablevision Systems Corp.	(91,700)	(1,406,338)	(136,056)
CACI International, Inc.	(200)	(11,462)	(1,236)
Cadence Design Systems, Inc.	(17,900)	(244,396)	(14,796)
Calpine Corp.	(755)	(14,232)	(1,797)
Campbell Soup Co.	(23,600)	(980,142)	(76,902)
CARBO Ceramics, Inc.	(16,500)	(1,433,684)	321,089
CarMax, Inc.	(204,801)	(7,938,484)	(1,515,130)
Carnival Corp.	(23,900)	(912,741)	93,210
Casey’s General Stores, Inc.	(2,200)	(118,426)	(13,926)
Cash America International, Inc.	(37,913)	(1,662,467)	(61,058)
Caterpillar, Inc.	(67,200)	(6,307,328)	764,000
Cavium, Inc.	(132,900)	(4,290,179)	(410,494)
CBRE Group, Inc.	(15,500)	(387,241)	25,161

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Centene Corp.	(38,600)	$(1,653,731)	$(371,225)
CenturyLink, Inc.	(107,600)	(4,057,492)	253,832
Cepheid, Inc.	(121,900)	(4,411,578)	215,780
Cerner Corp.	(6,900)	(551,655)	(111,366)
CH Robinson Worldwide, Inc.	(45,100)	(2,826,162)	286,581
Charles Schwab Corp./The	(751,100)	(11,894,454)	(4,051,399)
Chart Industries, Inc.	(48,700)	(3,480,579)	(1,101,604)
Check Point Software	(29,800)	(1,459,120)	(21,344)
Cheesecake Factory, Inc.	(10,689)	(360,358)	(87,405)
Chesapeake Energy Corp.	(348,800)	(6,361,856)	(746,688)
Childrens Place Retail Stores, Inc./The	(31,200)	(1,552,846)	(156,914)
Chipotle Mexican Grill, Inc.	(26,700)	(7,938,314)	(1,789,831)
Ciena Corp.	(264,800)	(4,309,527)	(832,889)
Cimarex Energy Co.	(14,700)	(926,750)	(28,603)
Cinncinnati Financial Corp.	(35,800)	(1,487,457)	(155,763)
Citrix Systems, Inc.	(21,600)	(1,381,767)	78,639
City National Corp.	(6,200)	(326,616)	(66,278)
Clean Harbors, Inc.	(17,700)	(978,923)	84,542
Cliffs Natural Resources, Inc.	(373,600)	(12,055,166)	5,984,166
Clorox Co.	(8,200)	(630,580)	(51,168)
CMS Energy Corp.	(2,000)	(49,820)	(4,520)
Coach, Inc.	(325,100)	(18,135,867)	(424,092)
Coca-Cola Co./The	(73,100)	(2,745,647)	(186,394)
Cognizant Technology Solutions Corp.	(22,225)	(1,745,107)	353,600
Comerica, Inc.	(83,500)	(2,824,625)	(501,180)
Compass Minerals International, Inc.	(8,000)	(591,422)	(84,817)
Concho Resources, Inc.	(35,200)	(3,058,799)	111,855
Concur Technologies, Inc.	(69,000)	(4,898,512)	(716,708)
Consol Energy, Inc.	(259,100)	(8,018,813)	997,203
Continental Resources, Inc.	(44,300)	(3,730,768)	(81,690)
Copart, Inc.	(18,913)	(600,589)	18,069
Core Laboratories NV	(34,000)	(4,110,796)	(1,045,644)
Cree, Inc.	(55,067)	(1,832,289)	(1,684,290)
Crown Castle International Corp.	(41,100)	(2,987,364)	12,135
Cubist Pharmaceutical Co.	(10,552)	(459,645)	(50,016)
Cullen Frost Bankers	(5,300)	(308,055)	(45,826)
CVR Energy, Inc.	(27,100)	(1,464,636)	180,096
Cypress Semiconductor	(155,800)	(1,656,728)	(15,006)
Dana Holding Corp.	(14,913)	(240,690)	(46,534)
Danaher Corp.	(37,399)	(2,270,493)	(96,863)
Darden Restaurants, Inc.	(35,500)	(1,648,326)	(143,714)
Deckers Outdoor Corp.	(73,300)	(3,107,238)	(595,145)

The accompanying notes are an integral part of these financial statements.	(Continued)

72	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deere & Co.	(2,900)	$(261,290)	$25,665
Dell, Inc.	(310,200)	(4,089,355)	(51,815)
Denbury Resources, Inc.	(1,399)	(25,892)	1,661
DENTSPLY International, Inc.	(33,200)	(1,363,642)	3,770
DeVry, Inc.	(118,300)	(3,124,472)	(545,194)
Dick’s Sporting Goods, Inc.	(34,500)	(1,665,431)	(61,639)
Discovery Communications, Inc.	(23,000)	(1,549,050)	(226,780)
Dominion Resources, Inc.	(43,500)	(2,279,835)	(191,835)
Dow Chemical Co./The	(200,500)	(6,764,892)	314,807
DreamWorks Animation SKG, Inc.	(49,200)	(915,396)	(347,076)
Dril-Quip, Inc.	(4,800)	(374,605)	(58,787)
DSW, Inc.	(13,400)	(943,318)	(41,180)
E*Trade Financial Corp.	(36,000)	(407,531)	(48,229)
Eagle Materials, Inc.	(2,400)	(152,784)	(6,264)
eBay, Inc.	(6,759)	(383,222)	33,647
Ecolab, Inc.	(39,500)	(2,895,811)	(469,194)
Edwards Lifesciences Corp.	(3,800)	(347,738)	92,378
EI du Pont de Nemours & Co.	(44,900)	(2,124,982)	(232,268)
Electronic Arts, Inc.	(73,127)	(1,121,426)	(558,301)
EMC Corp.	(133,100)	(3,304,846)	161,024
Emerson Electric Co.	(20,600)	(1,140,210)	16,686
Enerplus Corp.	(39,200)	(540,495)	(39,273)
EQT Corp.	(15,300)	(903,618)	(310,743)
Equinix, Inc.	(22,100)	(4,810,489)	728,177
Estee Lauder Cos., Inc./The	(6,100)	(394,590)	(6,607)
Exelon Corp.	(273,400)	(8,478,846)	36,254
Expeditors International of Washington, Inc.	(10,100)	(431,670)	47,769
F5 Networks, Inc.	(30,900)	(3,001,861)	875,941
Factset Research Systems, Inc.	(8,300)	(756,462)	(89,640)
Fairchild Semiconductor Co.	(70,600)	(1,030,793)	56,513
Family Dollar Stores, Inc.	(28,700)	(1,701,252)	(87,045)
Fastenal Co.	(137,900)	(6,521,497)	198,782
Federated Investors, Inc.	(29,200)	(724,559)	(75,813)
Fidelity National Financial, Inc.	(12,900)	(333,336)	26,187
Finisar Corp.	(349,737)	(5,473,113)	(454,929)
First Horizon National Corp.	(195,600)	(2,014,563)	(176,157)
FirstEnergy Corp.	(34,100)	(1,323,576)	50,282
FirstMerit Corp.	(23,700)	(403,269)	(71,442)
FLIR Systems, Inc.	(94,400)	(2,222,012)	(323,956)
Flowers Foods, Inc.	(68,250)	(1,249,086)	(255,826)
Flowserve Corp.	(3,300)	(171,050)	(7,183)
Fluor Corp.	(5,200)	(327,158)	18,746
FMC Corp.	(7,100)	(426,942)	(6,584)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Technologies, Inc.	(102,800)	$(4,789,064)	$(934,840)
Forest City Enterprises, Inc.	(269,000)	(4,644,035)	(173,755)
Fossil Group, Inc.	(29,100)	(3,047,777)	41,456
Foster Wheeler AG	(16,400)	(403,409)	47,365
Franklin Resources, Inc.	(1,050)	(142,674)	(147)
Freeport-McMoRan Copper & Gold, Inc.	(329,000)	(10,765,511)	1,681,821
FTI Consulting, Inc.	(68,306)	(2,253,419)	6,834
Gannett Co., Inc.	(51,434)	(1,012,221)	(245,855)
Garmin, Ltd.	(22,400)	(782,687)	(27,297)
GATX Corp.	(16,500)	(769,560)	(13,035)
General Mills, Inc.	(9,700)	(399,155)	(71,586)
Genesee & Wyoming, Inc.	(9,700)	(804,408)	(18,540)
Gentex Corp.	(153,810)	(2,995,145)	(550,175)
Geo Group, Inc./The	(19,151)	(685,547)	35,371
Gilead Sciences, Inc.	(124,300)	(4,858,006)	(1,507,397)
Global Payments, Inc.	(15,000)	(707,689)	12,890
Google, Inc.	(3,000)	(2,331,052)	(310,058)
GrafTech International Ltd.	(134,600)	(1,098,885)	118,997
Great Plains Energy, Inc.	(4,600)	(95,680)	(8,004)
Green Mountain Coffee Roasters, Inc.	(148,188)	(6,267,254)	(4,855,738)
Greenhill & Co., Inc.	(58,500)	(3,234,337)	558,547
Gulfport Energy Corp.	(122,400)	(5,269,421)	(491,947)
H&R Block, Inc.	(143,700)	(3,314,247)	(673,428)
Hain Celestial Group, Inc./The	(45,200)	(2,595,093)	(341,551)
Halliburton Co.	(23,400)	(928,281)	(47,967)
Hancock Holding Co.	(25,900)	(832,520)	53,707
Hanesbrands, Inc.	(11,811)	(449,645)	(157,677)
Harley-Davidson, Inc.	(32,100)	(1,694,970)	(64,752)
Hawaiian Electric Industries, Inc.	(2,658)	(68,337)	1,063
Helmerich & Payne, Inc.	(16,200)	(983,512)	(28,178)
Hertz Global Holdings, Inc.	(264,200)	(4,787,051)	(1,765,109)
Hewlett-Packard Co.	(200,100)	(3,617,702)	(1,344,778)
Hexcel Corp.	(73,600)	(2,030,366)	(475,714)
Hologic, Inc.	(119,600)	(2,638,895)	330,615
Hospira, Inc.	(75,700)	(2,586,921)	(313,146)
IDEX Corp.	(7,022)	(348,151)	(29,703)
IDEXX Laboratories, Inc.	(9,000)	(827,065)	19,045
IHS, Inc.	(13,600)	(1,397,388)	(22,180)
Illinois Tool Works, Inc.	(10,399)	(658,257)	(61,042)
Informatica Corp.	(101,400)	(3,328,963)	(218,009)
Intel Corp.	(132,400)	(2,970,782)	(235,946)
International Business Machines Corp.	(2,400)	(464,760)	6,096
Intersil Corp.	(112,958)	(953,489)	70,157
Intrepid Potash, Inc.	(211,100)	(4,349,267)	327,812
Intuitive Surgical, Inc.	(16,300)	(8,291,418)	34,164
IPG Photonics Corp.	(58,700)	(3,909,060)	344,209
Iron Mountain, Inc.	(17,497)	(592,623)	127,028

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	73

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ITC Holdings Corp.	(12,300)	$(949,313)	$(173,677)
Jazz Pharmaceuticals Co.	(102,800)	(5,825,076)	(1,240,368)
JB Hunt Transport Services, Inc.	(11,617)	(729,315)	(109,897)
JC Penney Co., Inc.	(118,800)	(2,118,145)	89,041
JetBlue Airways Corp.	(208,300)	(1,291,640)	(20,650)
Johnson & Johnson	(6,000)	(437,400)	(77,760)
Johnson Controls, Inc.	(208,700)	(6,762,722)	(706,651)
Joy Global, Inc.	(60,400)	(3,882,294)	951,082
Juniper Networks, Inc.	(191,900)	(4,024,454)	318,865
Kellogg Co.	(30,600)	(1,767,456)	(197,982)
Kennametal, Inc.	(22,400)	(925,050)	55,258
Kirby Corp.	(50,600)	(3,282,988)	(741,736)
Knight Transportation, Inc.	(23,900)	(373,907)	(28,091)
Kohl’s Corp.	(67,500)	(3,069,607)	(339,818)
L Brands, Inc.	(84,800)	(4,067,293)	(109,107)
Laboratory Corp. of America Holdings	(9,000)	(795,281)	(105,619)
Lam Research Corp.	(56,300)	(2,362,383)	(133,959)
Lamar Advertising Co.	(62,600)	(2,701,391)	(15,449)
Las Vegas Sands Corp.	(112,300)	(5,867,282)	(76,757)
Leap Wireless International, Inc.	(265,175)	(1,554,628)	(230,000)
Legg Mason, Inc.	(97,800)	(2,844,565)	(188,213)
Leggett & Platt, Inc.	(33,400)	(956,174)	(82,232)
Lennar Corp.	(66,000)	(2,751,258)	372,618
Leucadia National Corp.	(54,825)	(1,295,217)	(142,295)
Level 3 Communications, Inc.	(40,000)	(908,057)	64,857
Life Time Fitness, Inc.	(43,803)	(2,084,327)	(110,642)
LifePoint Hospitals, Inc.	(5,200)	(249,952)	(4,016)
Linear Technology Corp.	(10,100)	(367,687)	(4,397)
LKQ Corp.	(9,900)	(261,128)	6,203
Lockheed Martin Corp.	(8,500)	(765,699)	(156,211)
Lorillard, Inc.	(18,800)	(771,767)	(49,417)
Lufkin Industries, Inc.	(19,500)	(1,242,498)	(482,667)
Lululemon Athletica, Inc.	(103,600)	(7,047,563)	259,691
Manitowoc Co., Inc./The	(147,701)	(2,458,165)	(187,159)
Markel Corp.	(2,000)	(935,340)	(118,560)
Marriott International, Inc.	(37,600)	(1,491,279)	(26,633)
Martin Marietta Materials, Inc.	(36,200)	(3,545,555)	(17,249)
Masimo Corp.	(63,100)	(1,306,149)	(31,571)
Mastercard, Inc.	(1,700)	(898,202)	(78,448)
McCormick & Co., Inc.	(8,800)	(583,352)	(35,816)
McDonald’s Corp.	(18,062)	(1,669,924)	(118,214)
MDU Resources Group, Inc.	(21,421)	(468,691)	(86,327)
Mednax, Inc.	(35,600)	(3,050,061)	(210,187)
Men’s Wearhouse, Inc./The	(46,665)	(1,546,989)	(219,281)
MetLife, Inc.	(50,100)	(1,826,608)	(465,968)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mettler-Toledo International, Inc.	(6,900)	$(1,433,682)	$45,402
Micro Devices, Inc.	(190,974)	(944,226)	(77,485)
Microchip Technology	(27,600)	(942,205)	(85,895)
MICROS Systems, Inc.	(65,600)	(2,941,358)	110,718
Monster Beverage Corp.	(80,100)	(4,360,662)	(507,015)
Monster Worldwide, Inc.	(22,100)	(1,470,092)	(280,891)
Monster Worldwide, Inc.	(268,300)	(1,486,816)	169,463
Mosaic Co./The	(39,752)	(2,358,931)	219,876
MSC Industrial Direct Co., Inc.	(14,899)	(1,147,552)	(6,525)
Mylan, Inc.	(180,900)	(5,333,521)	(279,806)
National Fuel Gas Co.	(5,600)	(283,864)	(40,656)
Navistar International Corp.	(158,400)	(4,948,780)	551,596
NetApp, Inc.	(27,900)	(1,087,815)	33,753
Netflix, Inc.	(2,300)	(429,339)	(56,168)
NextEra Energy, Inc.	(2,999)	(213,169)	(31,190)
NII Holdings, Inc.	(257,300)	(1,693,313)	(22,878)
NIKE, Inc.	(40,600)	(2,172,827)	(412,581)
Noble Corp.	(3,100)	(122,791)	6,293
Nordson Corp.	(7,400)	(488,844)	(24,050)
Nordstrom, Inc.	(104,000)	(5,724,844)	(508,916)
Northeast Utilities	(18,900)	(731,430)	(62,748)
Northern Trust Corp.	(9,800)	(490,490)	(76,930)
NRG Energy, Inc.	(72,806)	(1,724,046)	(219,874)
Nu Skin Enterprises	(39,669)	(1,793,642)	(630,928)
Nuance Communications, Inc.	(467,500)	(9,968,572)	1,375,922
Nucor Corp.	(45,400)	(2,067,167)	100,439
Occidental Petroleum Corp.	(5,899)	(481,079)	(45,289)
Oil States International, Inc.	(1,700)	(127,926)	(29,562)
Oneok, Inc.	(16,400)	(760,632)	83,148
Onyx Pharmaceuticals, Inc.	(46,600)	(3,633,345)	(412,467)
Owens & Minor, Inc.	(600)	(20,731)	434
Owens Corning	(83,400)	(3,351,942)	92,670
PACCAR, Inc.	(4,099)	(190,399)	(29,554)
Peabody Energy Corp.	(14,576)	(369,793)	156,400
Penn National Gaming, Inc.	(9,400)	(495,325)	(1,559)
Penn West Petroleum Corp.	(124,400)	(1,341,674)	25,522
Penske Automotive Group, Inc.	(57,100)	(1,777,873)	34,039
Pepco Holdings, Inc.	(15,240)	(296,679)	(10,559)
PepsiCo, Inc.	(10,400)	(753,272)	(97,344)
Perrigo Co.	(26,100)	(2,784,848)	(373,252)
Philip Morris International, Inc.	(17,800)	(1,620,661)	78,825
Pioneer Natural Resources Co.	(26,500)	(3,024,710)	(811,165)
Pitney Bowes, Inc.	(93,900)	(1,211,550)	(166,902)
Plantronics, Inc.	(12,000)	(507,475)	(19,565)

The accompanying notes are an integral part of these financial statements.	(Continued)

74	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Polypore International, Inc.	(7,700)	$(306,579)	$(3,731)
PPL Corp.	(61,000)	(1,774,678)	(71,182)
Praxair, Inc.	(7,800)	(883,194)	(15,054)
Precision Castparts Corp.	(5,900)	(1,098,993)	(234,466)
priceline.com, Inc.	(5,400)	(4,053,639)	(412,863)
Principal Financial Group, Inc.	(50,800)	(1,727,408)	(175,052)
Progressive Corp./The	(185,400)	(4,197,616)	(515,252)
Prosperity Bancshares, Inc.	(3,200)	(145,600)	(20,128)
PTC, Inc.	(5,800)	(136,822)	(5,452)
QEP Resources, Inc.	(55,600)	(1,629,328)	84,760
QUALCOMM, Inc.	(82,100)	(5,351,270)	336,602
Quality Systems, Inc.	(48,821)	(907,834)	(5,607)
Quanta Services, Inc.	(40,700)	(1,161,447)	84,525
Questar Corp.	(7,400)	(160,950)	(15,540)
Quicksilver Resources, Inc.	(67,600)	(128,852)	15,284
Rackspace Hosting, Inc.	(165,900)	(9,271,806)	2,985,855
Ralph Lauren Corp.	(408)	(71,790)	904
Rambus, Inc.	(77,632)	(432,090)	(234,769)
Range Resources Corp.	(66,700)	(4,499,582)	(657,662)
Red Hat, Inc.	(500)	(23,208)	(702)
Rent-A-Center, Inc.	(17,737)	(651,825)	(14,199)
Republic Services, Inc.	(16,600)	(504,474)	(58,930)
ResMed, Inc.	(5,883)	(261,029)	(4,471)
Riverbed Technology, Inc.	(8,900)	(147,936)	9,452
Rockwell Collins, Inc.	(34,400)	(2,067,927)	(113,377)
Roper Industries, Inc.	(7,900)	(910,238)	(71,100)
Rosetta Resources, Inc.	(38,600)	(1,903,024)	261,752
Rovi Corp.	(59,700)	(992,469)	(371,079)
Rowan Co.	(34,000)	(1,151,569)	(6,811)
SAIC, Inc.	(39,500)	(537,414)	(12,820)
Saks, Inc.	(123,600)	(1,523,524)	(162,380)
Salesforce.com, Inc.	(205,700)	(8,639,685)	786,059
Salix Pharmaceutical Corp.	(93,852)	(4,409,373)	(1,798,937)
SanDisk Corp.	(103,770)	(5,021,430)	(1,318,917)
SBA Communications Corp.	(19,400)	(1,402,759)	(35,169)
SCANA Corp.	(1,200)	(55,008)	(3,912)
Schlumberger Ltd.	(31,600)	(2,318,492)	54,036
Schnitzer Steel Industries, Inc.	(17,200)	(460,711)	58,575
Scotts Miracle-Gro Co.	(16,500)	(735,233)	(61,882)
Scripps Networks Interactive, Inc.	(11,800)	(695,020)	(92,748)
Sealed Air Corp.	(169,400)	(3,201,543)	(855,587)
Sensata Technologies	(76,400)	(2,551,772)	(114,588)
Sigma-Aldrich Corp.	(10,100)	(774,771)	(36,865)
Signature Bank Co.	(9,500)	(712,500)	(76,190)
Silicon Laboratories, Inc.	(2,303)	(97,240)	1,873
Skyworks Solutions, Inc.	(153,700)	(3,408,047)	43,554

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Smithfield Foods, Inc.	(30,624)	$(751,652)	$(251,284)
Solera Holdings, Inc.	(10,400)	(575,296)	(3,464)
Sotheby’s	(104,300)	(3,956,950)	2,937
Southern Co.	(38,000)	(1,634,000)	(42,940)
Southwestern Energy Co.	(122,700)	(4,127,677)	(354,554)
Spectra Energy Corp.	(14,600)	(404,920)	(98,196)
Stanley Black & Decker, Inc.	(37,300)	(2,875,916)	(7,374)
Staples, Inc.	(103,955)	(1,342,227)	(306,500)
State Street Corp.	(8,000)	(410,708)	(110,972)
Stericycle, Inc.	(4,000)	(376,600)	(65,120)
Stifel Financial Corp.	(50,881)	(1,741,281)	(73,645)
Strayer Education, Inc.	(23,800)	(1,259,441)	97,287
Stryker Corp.	(712)	(43,161)	(2,891)
SunEdison, Inc.	(312,100)	(1,567,756)	(982,101)
Superior Energy Services, Inc.	(800)	(20,463)	(289)
SUPERVALU, Inc.	(62,300)	(418,299)	30,794
SVB Financial Group	(14,500)	(924,426)	(283,714)
Synovus Financial Corp.	(1,665,900)	(4,370,927)	(493,501)
Sysco Corp.	(27,900)	(900,048)	(53,016)
T Rowe Price Group, Inc.	(30,500)	(2,140,770)	(90,305)
Take-Two Interactive Software, Inc.	(27,126)	(351,760)	(54,317)
Target Corp.	(28,300)	(1,823,350)	(125,388)
TCF Financial Corp.	(189,000)	(2,549,059)	(130,961)
TECO Energy, Inc.	(48,200)	(822,012)	(6,546)
Tempur Pedic Co.	(31,100)	(1,429,665)	64,375
Tenet Healthcare Corp.	(130,275)	(5,211,219)	(794,458)
Tenneco, Inc.	(14,974)	(539,813)	(138,210)
Teradata Corp.	(34,600)	(2,048,662)	310,704
Teradyne, Inc.	(42,500)	(708,465)	(38,260)
Terex Corp.	(9,900)	(302,703)	42,333
Texas Instruments, Inc.	(61,400)	(2,035,410)	(105,608)
Textron, Inc.	(11,003)	(303,675)	17,047
Tidewater, Inc.	(19,800)	(966,336)	(161,670)
Tiffany & Co.	(124,800)	(7,981,352)	(1,109,080)
Time Warner, Inc.	(8,775)	(433,485)	(73,885)
TreeHouse Foods, Inc.	(17,601)	(933,512)	(220,058)
Trimble Navigation Ltd.	(116,200)	(3,278,295)	255,933
Trinity Industries, Inc.	(2,300)	(86,664)	(1,748)
Triumph Group, Inc.	(27,200)	(1,982,504)	(170,376)
Ultra Petroleum Corp.	(124,900)	(2,375,643)	(99,875)
Ultra Salon, Inc.	(26,900)	(2,531,662)	(162,642)
Under Armour, Inc.	(91,200)	(4,337,511)	(1,108,041)
United Continental Holdings, Inc.	(74,400)	(1,909,909)	(418,067)
United Natural Foods, Inc.	(13,247)	(682,935)	(32,270)
UnitedHealth Group, Inc.	(35,300)	(2,022,875)	(288,569)
Universal Corp.	(4,100)	(215,619)	(21,566)
Urban Outfitters, Inc.	(95,718)	(4,130,991)	281,213

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	75

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRCIATION)
United States (continued)
Vail Resorts, Inc.	(13,900)	$(731,907)	$(123,221)
Valley National Bancorp.	(61,099)	(608,620)	30,012
ValueClick, Inc.	(44,931)	(1,215,453)	106,556
Varian Medical Systems, Inc.	(32,800)	(2,445,408)	233,048
VCA Antech, Inc.	(96,500)	(2,105,814)	(411,871)
Vectren Corp.	(400)	(12,220)	(1,312)
VeriSign, Inc.	(55,600)	(2,393,065)	(90,031)
VF Corp.	(4,100)	(621,380)	(170,166)
Viropharma, Inc.	(800)	(20,398)	(2,522)
Visa, Inc.	(600)	(95,928)	(13,722)
Volcano Corp.	(125,200)	(2,779,191)	509,315
Waddell & Reed Financial, Inc.	(25,600)	(988,160)	(125,440)
Walgreen Co.	(18,457)	(738,006)	(77,793)
Walter Energy, Inc.	(178,220)	(5,664,083)	3,810,595
Waste Connections, Inc.	(2,700)	(92,988)	(18,090)
Watsco, Inc.	(15,000)	(1,132,800)	(126,600)
Weatherford International Ltd.	(129,900)	(1,744,614)	(35,016)
Weight Watchers International, Inc.	(22,167)	(980,901)	(38,781)
WellPoint, Inc.	(5,400)	(352,943)	(88,993)
Wendy’s Company/The	(25,200)	(128,095)	(18,821)
WESCO International, Inc.	(14,900)	(1,024,785)	12,182
Westar Energy, Inc.	(9,101)	(280,377)	(10,491)
Western Union Co./The	(502,300)	(7,164,887)	(1,429,466)
Williams Cos, Inc./The	(38,000)	(1,265,076)	31,216
Windstream Corp.	(31,700)	(297,505)	53,098
WMS Industries, Inc.	(10,713)	(241,216)	(32,073)
Woodward, Inc.	(31,000)	(1,207,984)	(32,016)
World Fuel Services	(6,110)	(228,020)	(16,258)
WR Berkley Corp.	(7,901)	(316,845)	(5,990)
WW Grainger, Inc.	(1,900)	(399,646)	(79,496)
Wynn Resorts Ltd.	(6,400)	(792,026)	(27,174)
Xilinx, Inc.	(11,800)	(429,992)	(37,406)
Yum! Brands, Inc.	(13,300)	(869,987)	(52,235)
Zions BanCorp.	(172,000)	(3,870,422)	(1,096,939)

			(42,142,211)

Total of Short Equity Positions			(42,725,717)

Total of Long and Short Equity Positions			34,928,703

Net Cash and Other Receivables/ (Payables) (b)			63,072

Swaps, at Value			$34,991,775

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $103,868,327 for both Morgan Stanley total return basket swaps at June 30, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

76	AQR Funds	Semi-Annual Report	June 2013

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2013

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	07/24/2013 — 06/29/2015	$3,934,675

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Astral Media, Inc.	105,283	$4,710,567	$290,801
CML HealthCare, Inc.	164,698	1,656,563	(2,849)
Platino Energy Corp.	68,808	83,469	(1,687)
Uranium One, Inc.	1,967,808	5,156,955	(30,214)

			256,051

Germany
Kabel Deutschland Holding AG	12,500	1,379,640	(7,123)

Ireland
Elan Corp. PLC	75,924	916,279	157,286

Netherlands
DE Master Blenders 1753 NV	192,413	3,045,571	33,606

United Kingdom
Liberty Global PLC	27	1,943	57

United States
American Greetings Corp.	141,867	2,273,690	311,127
Ameristar Casinos, Inc.	165,232	4,336,367	7,582
Arbitron, Inc.	185,332	8,669,457	(60,786)
Belo Corp.	25,339	346,138	7,341
BMC Software, Inc.	123,813	5,594,222	(5,303)
Buckeye Technologies, Inc.	99,860	3,725,412	(26,598)
CapLease, Inc.	124,434	1,060,019	(9,796)
Clearwire Corp.	980,593	3,102,678	1,780,675
Colonial Properties Trust	91,563	2,130,558	77,942
CommonWealth REIT	72,355	1,651,343	21,505
Compuware Corp.	110,554	1,229,360	(85,127)
Cooper Tire & Rubber Co.	11,047	380,969	(14,540)
CVR Energy, Inc.	4,900	248,381	(16,121)
Dell, Inc.	579,598	7,768,519	(30,886)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ebix, Inc.	78,599	$1,549,456	$(821,629)
ExactTarget, Inc.	56,593	1,904,051	4,265
Gardner Denver, Inc.	74,040	5,555,207	11,120
Hudson City BanCorp., Inc.	1,697,452	14,594,158	954,502
Intermec, Inc.	456,199	4,501,663	(17,226)
Lender Processing Services, Inc.	178,445	5,834,217	(61,521)
Life Technologies Corp.	117,048	8,645,505	17,218
Lufkin Industries, Inc.	48,753	4,290,273	22,905
National Financial Partners Corp.	172,713	4,331,547	39,819
Netspend Holdings, Inc.	178,638	2,841,911	10,938
NV Energy, Inc.	246,815	5,800,562	(10,282)
NYSE Euronext	329,526	11,834,603	1,807,773
Power-One, Inc.	209,046	1,318,524	2,647
rue21, Inc.	31,551	1,311,734	1,103
Smithfield Foods, Inc.	263,232	8,641,849	(21,001)
Stewart Enterprises, Inc.	167,415	2,183,404	8,059
True Religion Apparel, Inc.	151,577	4,787,955	10,973
Vanguard Health Systems, Inc.	104,567	2,168,372	347
Warner Chilcott PLC	593,022	11,629,449	159,828
WMS Industries, Inc.	279,268	7,041,657	82,470

			4,159,323

Total of Long Equity Positions			4,599,200

Short Positions
Actavis, Inc.	(95,062)	(11,927,689)	(71,036)
Fidelity National Financial, Inc.	(52,972)	(1,307,413)	46,150
IntercontinentalExchange, Inc.	(58,120)	(8,577,260)	(1,754,151)
M&T Bank Corp.	(143,004)	(14,794,021)	(1,186,677)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2013	77

Consolidated Schedule of Investments	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions (continued)
Mid-America Apartment Communities, Inc.	(32,520)	$(2,129,421)	$(74,460)

Total of Short Equity Positions			(3,040,174)

Total of Long and Short Equity Positions			1,559,026

Net Cash and Other Receivables/(Payables) (b)			2,375,649

Swaps, at Value			$3,934,675

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Additional collateral for this position held with Morgan Stanley is included in the collateral noted in the other Morgan Stanley total return basket swap.

The accompanying notes are an integral part of these financial statements.

78	AQR Funds	Semi-Annual Report	June 2013

Consolidated Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR RISK-BALANCED COMMODITIES STRATEGY FUND**	AQR RISK PARITY FUND**
ASSETS:
Investments in securities, at cost	$3,634,889,190	$58,954,754	$1,075,580,901

Investments in securities, at value	$3,634,893,186	$58,954,744	$1,073,376,954
Cash	—	—	7,952,193
Foreign currency, at value	6,321,633	—	3,075,360
Due from brokers	194,354,975	2,092,761	38,444,871
Swaps, at value	23,210,104	—	3,778,990
Unrealized appreciation on futures contracts	27,685,851	—	—
Receivables:
Securities sold	—	156,847	98,174,149
Dividends and interest	21,548	478	976,109
Capital shares sold	15,581,536	9,980	3,602,120
Prepaid expenses	211,151	26,203	51,739
Total Assets	3,902,279,984	61,241,013	1,229,432,485
LIABILITIES:
Due to custodian	1,195,982	—	—
Due to brokers	4,393,969	896,865	3,892,655
Unrealized depreciation on forward foreign currency exchange contracts	15,086,818	—	3,258,471
Swaps, at value	620,550	3,577,641	17,738,283
Unrealized depreciation on futures contracts	—	682,729	12,549,188
Payables:
Securities purchased	5,313,947	—	24,137,641
Accrued Investment advisory fees	3,269,730	12,288	770,931
Accrued Shareholder servicing fees	—	12,054	—
Accrued Distribution fees—Class N	198,122	875	34,470
Capital shares redeemed	1,546,802	15,988	1,677,742
Other accrued expenses and liabilities	1,768,567	82,832	266,191
Total Liabilities	33,394,487	5,281,272	64,325,572
Net Assets	$3,868,885,497	$55,959,741	$1,165,106,913

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$3,740,513,797	$68,716,961	$1,193,775,170
Undistributed (accumulated) net investment income (loss)	(22,443,931)	(344,334)	8,680,423
Undistributed (accumulated) net realized gain (loss)	115,779,806	(8,152,506)	(2,462,224)
Net unrealized appreciation (depreciation)	35,035,825	(4,260,380)	(34,886,456)
Net Assets	$3,868,885,497	$55,959,741	$1,165,106,913

NET ASSETS:
Class I	$2,870,618,577	$51,880,415	$1,035,712,169
Class N	998,266,920	4,079,326	129,394,744
SHARES OUTSTANDING:
Class I	284,004,343	6,222,474	95,213,276
Class N	99,369,796	490,334	11,935,886
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$10.11	$8.34	$10.88
Class N	$10.05	$8.32	$10.84

Foreign currency at cost of $6,351,715, $— and $3,042,784, respectively.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	79

Consolidated Statements of Assets and Liabilities	June 30, 2013 (Unaudited)

	AQR RISK PARITY II MV FUND**	AQR RISK PARITY II HV FUND**	AQR MULTI-STRATEGY ALTERNATIVE FUND**
ASSETS:
Investments in securities, at cost	$69,523,114	$22,146,955	$1,289,340,798
Repurchase agreements, at cost	—	2,668,000	—

Investments in securities, at value	$68,583,244	$21,711,032	$1,389,497,681
Repurchase agreements, at value	—	2,668,000	—
Cash	1,166,302	4,888,201	—
Foreign currency, at value	89,133	105,180	6,298,104
Due from brokers	3,726,133	2,064,610	612,817,640
Unrealized appreciation on forward foreign currency exchange contracts	166,836	41,956	—
Swaps, at value	2,180	—	47,157,275
Unrealized appreciation on futures contracts	—	—	5,269,663
Receivables:
Securities sold	11,419,778	7,138,671	3,718,444
Foreign tax reclaim	—	—	520,640
Dividends and interest	109,518	67,884	1,825,098
Capital shares sold	155,754	5,005,289	4,761,712
Prepaid expenses	31,119	18,190	67,558
Total Assets	85,449,997	43,709,013	2,071,933,815
LIABILITIES:
Securities sold short, at value (proceeds $—, $— and $708,672,702, respectively)	—	—	767,769,311
Options written, at value (proceeds $—, $— and $228,447, respectively)	—	—	1,203,658
Reverse repurchase agreements, at value	—	8,130,875	—
Due to custodian	—	—	1,371,811
Due to brokers	433,563	635,628	2,364,385
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1,712,997
Swaps, at value	511,196	580,420	—
Unrealized depreciation on futures contracts	1,683,974	633,023	—
Payables:
Securities purchased	2,082,272	1,155,499	823,204
Accrued Investment advisory fees	24,005	3,438	1,872,435
Accrued Shareholder servicing fees	20,114	8,809	—
Accrued Distribution fees—Class N	4,487	3,982	10,960
Capital shares redeemed	460,434	386,766	567,231
Dividends and interest payable on securities sold short	—	—	1,034,602
Interest payable for reverse repurchase agreements	—	1,667	—
Other accrued expenses and liabilities	68,739	61,676	598,953
Total Liabilities	5,288,784	11,601,783	779,329,547
Net Assets	$80,161,213	$32,107,230	$1,292,604,268

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$87,792,664	$37,504,106	$1,252,593,831
Undistributed (accumulated) net investment income (loss)	(157,201)	(37,385)	(13,650,099)
Undistributed (accumulated) net realized gain (loss)	(4,544,841)	(3,801,960)	(30,486,908)
Net unrealized appreciation (depreciation)	(2,929,409)	(1,557,531)	84,147,444
Net Assets	$80,161,213	$32,107,230	$1,292,604,268

NET ASSETS:
Class I	$61,079,411	$18,913,036	$1,238,583,303
Class N	19,081,802	13,194,194	54,020,965
SHARES OUTSTANDING:
Class I	6,417,619	2,050,146	122,149,259
Class N	2,006,310	1,427,815	5,341,525
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$9.52	$9.23	$10.14
Class N	$9.51	$9.24	$10.11

Foreign currency at cost of $65,915, $62,830 and $6,296,410, respectively.

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

80	AQR Funds	Semi-Annual Report	June 2013

Consolidated Statements of Operations	June 30, 2013 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR RISK-BALANCED COMMODITIES STRATEGY FUND**	AQR RISK PARITY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013
INVESTMENT INCOME:
Dividend income†	$75,359	$1,129	$7,729
Interest income	90,478	1,222	1,844,104
Total Income	165,837	2,351	1,851,833

EXPENSES:
Investment advisory fees	16,720,985	194,681	4,568,747
Shareholder servicing fees	—	81,117	—
Custody, administration & accounting fees	729,180	15,855	275,290
Legal fees	70,527	14,417	33,237
Audit & tax fees	58,478	55,971	70,228
Shareholder reporting fees	138,614	6,729	12,627
Transfer agent fees	1,674,812	37,836	379,386
Trustee fees	78,425	2,315	31,269
Distribution fees—Class N	874,019	4,937	224,700
Recoupment of waiver	203,367	—	18,483
Pricing fee	—	—	16,908
Other fees	273,280	31,357	98,826
Total Expenses	20,821,687	445,215	5,729,701

Less waivers:
Investment advisory fees waived	(7,299)	(17,413)	—
Shareholder servicing fees waived	—	(81,117)	—
Net Expenses	20,814,388	346,685	5,729,701
Net Investment Income (Loss)	(20,648,551)	(344,334)	(3,877,868)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	(450,142)	117	(17,395,689)
Foreign currency and foreign currency translations	(65,447)	—	(174,900)
Forward foreign currency exchange contracts	101,650,223	—	(2,579,587)
Futures contracts	(4,576,975)	(420,069)	(7,907,609)
Swap and swaps on futures contracts	34,644,131	(7,732,554)	3,283,827
Net realized gain (loss)	131,201,790	(8,152,506)	(24,773,958)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	14,601	101	(23,214,046)
Foreign currency and foreign currency translations	(272,370)	—	35,007
Forward foreign currency exchange contracts	(76,934,726)	—	94,077
Futures contracts	14,759,785	(944,264)	(10,178,590)
Swap and swaps on futures contracts	20,738,394	(1,885,027)	(15,895,803)
Net change in unrealized appreciation (depreciation)	(41,694,316)	(2,829,190)	(49,159,355)
Net gain (loss) and change in unrealized appreciation (depreciation)	89,507,474	(10,981,696)	(73,933,313)
Net increase (decrease) in net assets resulting from operations	$68,858,923	$(11,326,030)	$(77,811,181)

† Net of foreign taxes withheld of	$—	$—	$192

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	81

Consolidated Statements of Operations	June 30, 2013 (Unaudited)

	AQR RISK PARITY II MV FUND**	AQR RISK PARITY II HV FUND**	AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013	FOR THE SIX MONTHS ENDED JUNE 30, 2013
INVESTMENT INCOME:
Dividend income†	$500	$334	$9,791,565
Interest income	189,718	183,899	2,204,739
Securities lending income, net	—	—	1,032
Total Income	190,218	184,233	11,997,336

EXPENSES:
Investment advisory fees	207,674	153,041	9,918,469
Shareholder servicing fees	103,837	54,658	—
Custody, administration & accounting fees	20,806	17,606	276,439
Legal fees	12,008	12,156	31,850
Audit & tax fees	49,433	49,432	85,568
Shareholder reporting fees	4,172	4,477	25,703
Transfer agent fees	27,525	20,032	396,809
Trustee fees	2,160	1,535	27,158
Organization and offering costs	17,878	18,773	—
Distribution fees—Class N	16,173	19,263	61,227
Dividends and interest on securities sold short and reverse repurchase agreement	—	23,618	9,731,965
Pricing fee	252	252	15,081
Other fees	35,403	34,076	102,425
Total Expenses	497,321	408,919	20,672,694

Less waivers:
Investment advisory fees waived	(3,674)	(59,360)	(218,761)
Shareholder servicing fees waived	(82,091)	(54,658)	—
Net Expenses	411,556	294,901	20,453,933
Net Investment Income (Loss)	(221,338)	(110,668)	(8,456,597)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	(2,771,524)	(2,147,310)	3,525,349
Foreign currency and foreign currency translations	(55,611)	(2,239)	762,071
Forward foreign currency exchange contracts	341,090	40,613	15,839,847
Futures contracts	(1,201,000)	(328,335)	(11,746,040)
Securities sold short	—	—	(29,344,926)
Swap and swaps on futures contracts	(923,882)	(1,514,415)	4,365,624
Written options	—	—	279,584
Net realized gain (loss)	(4,610,927)	(3,951,686)	(16,318,491)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(1,062,403)	(614,002)	38,492,798
Foreign currency and foreign currency translations	35,285	47,889	(5,571,047)
Forward foreign currency exchange contracts	211,234	140,187	(9,847,950)
Futures contracts	(1,675,695)	(617,597)	1,324,904
Securities sold short	—	—	(18,843,293)
Swap and swaps on futures contracts	(502,299)	(524,624)	44,302,816
Written options	—	—	(982,271)
Net change in unrealized appreciation (depreciation)	(2,993,878)	(1,568,147)	48,875,957
Net gain (loss) and change in unrealized appreciation (depreciation)	(7,604,805)	(5,519,833)	32,557,466
Net increase (decrease) in net assets resulting from operations	$(7,826,143)	$(5,630,501)	$24,100,869

† Net of foreign taxes withheld of	$—	$—	$843,320

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

82	AQR Funds	Semi-Annual Report	June 2013

Consolidated Statements of Changes in Net Assets	June 30, 2013 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 7/09/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$(20,648,551)	$(23,819,486)	$(344,334)	$(169,935)
Net realized gain (loss)	131,201,790	43,049,129	(8,152,506)	(749,368)
Net change in unrealized appreciation (depreciation)	(41,694,316)	49,331,383	(2,829,190)	(1,431,190)
Net increase (decrease) in net assets resulting from operations	68,858,923	68,561,026	(11,326,030)	(2,350,493)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(13,405,142)	—	—
Class N	—	(3,993,493)	—	—
Total	—	(17,398,635)	—	—
Total distributions	—	(17,398,635)	—	—

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	1,126,830,383	1,395,656,377	13,389,354	77,004,032
Reinvestment of distributions	—	10,360,005	—	—
Cost of shares redeemed	(456,426,861)	(387,573,411)	(14,309,390)	(11,390,971)
Net increase (decrease) from capital transactions	670,403,522	1,018,442,971	(920,036)	65,613,061
CLASS N
Proceeds from shares sold	554,096,183	330,844,230	3,877,453	3,507,402
Reinvestment of distributions	—	3,925,643	—	—
Cost of shares redeemed	(88,750,328)	(295,614,412)	(1,208,761)	(1,232,855)
Net increase (decrease) from capital transactions	465,345,855	39,155,461	2,668,692	2,274,547
Net increase (decrease) in net assets resulting from capital transactions	1,135,749,377	1,057,598,432	1,748,656	67,887,608
Total increase (decrease) in net assets	1,204,608,300	1,108,760,823	(9,577,374)	65,537,115

NET ASSETS:
Beginning of period	2,664,277,197	1,555,516,374	65,537,115	—
End of period	$3,868,885,497	$2,664,277,197	$55,959,741	$65,537,115

Undistributed accumulated net investment income (loss) at end of period	$(22,443,931)	$(1,795,380)	$(344,334)	$—

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	218,555,645	112,731,031	6,413,854	—
Shares sold	110,261,734	145,328,092	1,413,621	7,499,229
Shares issued on reinvestment of distributions	—	1,075,795	—	—
Shares redeemed	(44,813,036)	(40,579,273)	(1,605,001)	(1,085,375)
Shares outstanding, end of period	284,004,343	218,555,645	6,222,474	6,413,854
CLASS N
Shares outstanding, beginning of period	54,190,271	49,946,509	223,691	—
Shares sold	53,965,595	34,790,824	402,551	340,691
Shares issued on reinvestment of distributions	—	409,770	—	—
Shares redeemed	(8,786,070)	(30,956,832)	(135,908)	(117,000)
Shares outstanding, end of period	99,369,796	54,190,271	490,334	223,691

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	83

Consolidated Statements of Changes in Net Assets	June 30, 2013 (Unaudited)

	AQR RISK PARITY FUND**		AQR RISK PARITY II MV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 11/05/12*-12/31/12
OPERATIONS:
Net investment income (loss)	$(3,877,868)	$(476,291)	$(221,338)	$2,578
Net realized gain (loss)	(24,773,958)	81,873,863	(4,610,927)	160,027
Net change in unrealized appreciation (depreciation)	(49,159,355)	7,410,873	(2,993,878)	64,469
Net increase (decrease) in net assets resulting from operations	(77,811,181)	88,808,445	(7,826,143)	227,074

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(9,796,702)	—	(16,427)
Class N	—	(1,584,812)	—	—
Total	—	(11,381,514)	—	(16,427)
Net realized gain:
Class I	—	(32,256,921)	—	—
Class N	—	(6,624,667)	—	—
Total	—	(38,881,588)	—	—
Total distributions	—	(50,263,102)	—	(16,427)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	393,415,528	669,000,824	72,071,695	38,864,832
Reinvestment of distributions	—	35,264,133	—	16,427
Cost of shares redeemed	(158,230,885)	(206,439,327)	(35,234,164)	(9,067,579)
Net increase (decrease) from capital transactions	235,184,643	497,825,630	36,837,531	29,813,680
CLASS N
Proceeds from shares sold	31,331,246	132,332,404	26,324,779	3,242,604
Reinvestment of distributions	—	8,172,729	—	—
Cost of shares redeemed	(63,211,910)	(26,348,713)	(7,427,519)	(1,014,366)
Net increase (decrease) from capital transactions	(31,880,664)	114,156,420	18,897,260	2,228,238
Net increase (decrease) in net assets resulting from capital transactions	203,303,979	611,982,050	55,734,791	32,041,918
Total increase (decrease) in net assets	125,492,798	650,527,393	47,908,648	32,252,565

NET ASSETS:
Beginning of period	1,039,614,115	389,086,722	32,252,565	—
End of period	$1,165,106,913	$1,039,614,115	$80,161,213	$32,252,565

Undistributed accumulated net investment income (loss) at end of period	$8,680,423	$12,558,291	$(157,201)	$64,137

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	75,596,068	31,791,062	2,950,196	—
Shares sold	33,337,061	58,917,029	6,987,387	3,844,193
Shares issued on reinvestment of distributions	—	3,071,788	—	1,620
Shares redeemed	(13,719,853)	(18,183,811)	(3,519,964)	(895,617)
Shares outstanding, end of period	95,213,276	75,596,068	6,417,619	2,950,196
CLASS N
Shares outstanding, beginning of period	14,906,004	4,868,266	221,957	—
Shares sold	2,660,830	11,658,773	2,525,375	321,962
Shares issued on reinvestment of distributions	—	713,153	—	—
Shares redeemed	(5,630,948)	(2,334,188)	(741,022)	(100,005)
Shares outstanding, end of period	11,935,886	14,906,004	2,006,310	221,957

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

84	AQR Funds	Semi-Annual Report	June 2013

Consolidated Statements of Changes in Net Assets

	AQR RISK PARITY II HV FUND**		AQR MULTI-STRATEGY ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE PERIOD 11/05/12*-12/31/12	FOR THE SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2012
OPERATIONS:
Net investment income (loss)	$(110,668)	$5,591	$(8,456,597)	$(9,845,563)
Net realized gain (loss)	(3,951,686)	290,719	(16,318,491)	(11,666,874)
Net change in unrealized appreciation (depreciation)	(1,568,147)	10,616	48,875,957	34,480,693
Net increase (decrease) in net assets resulting from operations	(5,630,501)	306,926	24,100,869	12,968,256

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(36,666)	—	(1,085,248)
Class N	—	(4,075)	—	—
Total	—	(40,741)	—	(1,085,248)
Net realized gain:
Class I	—	—	—	(1,191,421)
Class N	—	—	—	(54,608)
Total	—	—	—	(1,246,029)
Total distributions	—	(40,741)	—	(2,331,277)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	48,747,234	15,978,772	504,082,968	682,299,842
Reinvestment of distributions	—	36,666	—	1,825,572
Cost of shares redeemed	(43,239,485)	(1,270)	(96,765,043)	(142,988,282)
Net increase (decrease) from capital transactions	5,507,749	16,014,168	407,317,925	541,137,132
CLASS N
Proceeds from shares sold	23,119,886	6,140,990	19,263,162	39,666,094
Reinvestment of distributions	—	4,075	—	54,570
Cost of shares redeemed	(12,948,378)	(366,944)	(9,443,715)	(41,973,512)
Net increase (decrease) from capital transactions	10,171,508	5,778,121	9,819,447	(2,252,848)
Net increase (decrease) in net assets resulting from capital transactions	15,679,257	21,792,289	417,137,372	538,884,284
Total increase (decrease) in net assets	10,048,756	22,058,474	441,238,241	549,521,263

NET ASSETS:
Beginning of period	22,058,474	—	851,366,027	301,844,764
End of period	$32,107,230	$22,058,474	$1,292,604,268	$851,366,027

Undistributed accumulated net investment income (loss) at end of period	$(37,385)	$73,283	$(13,650,099)	$(5,193,502)

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	1,591,812	—	81,626,174	26,521,933
Shares sold	4,686,628	1,588,338	50,148,060	69,512,527
Shares issued on reinvestment of distributions	—	3,599	—	184,399
Shares redeemed	(4,228,294)	(125)	(9,624,975)	(14,592,685)
Shares outstanding, end of period	2,050,146	1,591,812	122,149,259	81,626,174
CLASS N
Shares outstanding, beginning of period	567,306	—	4,359,055	4,608,787
Shares sold	2,171,495	602,901	1,922,703	4,042,219
Shares issued on reinvestment of distributions	—	399	—	5,529
Shares redeemed	(1,310,986)	(35,994)	(940,233)	(4,297,480)
Shares outstanding, end of period	1,427,815	567,306	5,341,525	4,359,055

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	85

Statement of Cash Flows	June 30, 2013 (Unaudited)

AQR RISK PARITY II HV FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$(5,630,501)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(42,783,147)
Proceeds from sale of securities	49,802,608
Realized loss on investments in securities	2,147,310
Change in unrealized depreciation on investments in securities	614,002
Amortization of bond premium	162,689
(Increases) decreases in operating assets:
Repurchase agreements, at value	(2,668,000)
Due from brokers	(138,665)
Unrealized appreciation on forward foreign currency exchange contracts	(41,956)
Swaps, at value	4,706
Receivable for securities sold	(7,138,671)
Dividends and interest	21,433
Expense reimbursement due from Advisor	90,647
Prepaid expenses	11,111
Increases (decreases) in operating liabilities
Due to custodian/broker	635,628
Unrealized depreciation on forward foreign currency exchange contracts	(98,231)
Swaps, at value	519,918
Unrealized depreciation on futures contracts	617,597
Payable for securities purchased	(1,144,957)
Accrued Investment advisory fees	3,438
Accrued Shareholder servicing fees	8,809
Accrued Distribution fees—Class N	3,099
Interest Payable	777
Other accrued expenses	11,363
Net cash used in operating activities	$(4,988,993)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	66,941,313
Net change in reverse repurchase agreements	(2,459,015)
Payments on shares redeemed	(55,801,097)
Net cash provided by financing activities	$8,681,201
Net change in cash	3,692,208
Cash, beginning of period	1,301,173
Cash, end of period	$4,993,381

The accompanying notes are an integral part of these financial statements.

86	AQR Funds	Semi-Annual Report	June 2013

Statement of Cash Flows	June 30, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$24,100,869
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(564,442,388)
Payments to cover short securities	(195,354,446)
Proceeds from securities sold short	396,904,448
Proceeds from sale of securities	171,425,674
Realized gain on investments in securities	(3,525,349)
Realized loss on securities sold short and written options	29,065,342
Change in unrealized appreciation on investments in securities	(38,492,798)
Change in unrealized depreciation on securities sold short and written options	19,825,564
Amortization of bond premium	159,832
Increases (decreases) in operating assets:
Due from brokers	(214,284,101)
Unrealized appreciation on forward foreign currency exchange contracts	8,134,953
Swaps, at value	(42,534,035)
Unrealized appreciation on futures contracts	(1,324,904)
Receivable for securities sold	(3,148,557)
Foreign tax reclaim	(357,340)
Dividends and interest	(925,493)
Prepaid expenses	(21,723)
Increases (decreases) in operating liabilities
Due to custodian/broker	968,188
Unrealized depreciation on forward foreign currency exchange contracts	1,712,997
Swaps, at value	(1,948,199)
Payable for securities purchased	(3,370,915)
Collateral received on securities loaned	(1,238,191)
Accrued Investment advisory fees	584,079
Accrued Distribution fees—Class N	3,259
Dividends on securities sold short	760,133
Other accrued expenses	178,552
Net cash used in operating activities	$(417,144,549)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	528,166,355
Payments on shares redeemed	(106,552,422)
Net cash provided by financing activities	$421,613,933
Net change in cash	4,469,384
Cash, beginning of period	1,828,720
Cash, end of period	$6,298,104

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $2,286,005.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	87

Financial Highlights	June 30, 2013

	PER SHARE OPERATING PERFORMANCE
	Change in Net Assets Resulting from Operations				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$9.78	(0.06)	0.39	0.33	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.57	(0.12)	0.40	0.28	(0.07)	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.30	(0.12)	(0.53)	(0.65)	(0.04)	(0.04)	(0.08)
FOR THE PERIOD ENDED 1/06/10[6]—12/31/10†,5	$10.00	(0.12)	0.66	0.54	(0.09)	(0.15)	(0.24)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$9.73	(0.08)	0.40	0.32	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.55	(0.14)	0.39	0.25	(0.07)	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.28	(0.15)	(0.52)	(0.67)	(0.02)	(0.04)	(0.06)
FOR THE PERIOD ENDED 1/06/10[6]—12/31/10†,5	$10.00	(0.15)	0.66	0.51	(0.08)	(0.15)	(0.23)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$9.87	(0.05)	(1.48)	(1.53)	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	(0.05)	(0.08)	(0.13)	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$9.86	(0.06)	(1.48)	(1.54)	—	—	—
FOR THE PERIOD ENDED 7/09/12[6]—12/31/12[5]	$10.00	(0.06)	(0.08)	(0.14)	—	—	—
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.49	(0.03)	(0.58)	(0.61)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.62	—	1.49	1.49	(0.14)	(0.48)	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.28	0.04	0.51	0.55	(0.21)	—	(0.21)
FOR THE PERIOD ENDED 9/30/10[6]—12/31/10	$10.00	0.02	0.38	0.40	(0.12)	—	(0.12)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$11.47	(0.06)	(0.57)	(0.63)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$10.59	(0.03)	1.50	1.47	(0.11)	(0.48)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011†,5	$10.27	0.03	0.49	0.52	(0.20)	—	(0.20)
FOR THE PERIOD ENDED 9/30/10[6]—12/31/10†	$10.00	0.01	0.38	0.39	(0.12)	—	(0.12)
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.17	(0.03)	(0.62)	(0.65)	—	—	—
FOR THE PERIOD ENDED 11/05/12[6]—12/31/12[5]	$10.00	—	0.19	0.19	(0.02)	—	(0.02)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.18	(0.02)	(0.65)	(0.67)	—	—	—
FOR THE PERIOD ENDED 11/05/12[6]—12/31/12[5]	$10.00	—	0.18	0.18	—	—	—
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.21	(0.03)	(0.95)	(0.98)	—	—	—
FOR THE PERIOD ENDED 11/05/12[6]—12/31/12[5]	$10.00	0.01	0.23	0.24	(0.03)	—	(0.03)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$10.23	(0.03)	(0.96)	(0.99)	—	—	—
FOR THE PERIOD ENDED 11/05/12[6]—12/31/12[5]	$10.00	(0.01)	0.25	0.24	(0.01)	—	(0.01)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$9.90	(0.08)	0.32	0.24	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.70	(0.17)	0.40	0.23	(0.01)	(0.02)	(0.03)
FOR THE PERIOD ENDED 7/18/11[6]—12/31/11[5]	$10.00	(0.05)	(0.21)	(0.26)	(0.04)	—	(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)[5]	$9.89	(0.09)	0.31	0.22	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012[5]	$9.69	(0.23)	0.45	0.22	—	(0.02)	(0.02)
FOR THE PERIOD ENDED 7/18/11[6]—12/31/11[5]	$10.00	(0.06)	(0.21)	(0.27)	(0.04)	—	(0.04)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
4	Portfolio turnover is not annualized.
5	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
6	Commencement of operations.
7	For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.
8	For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

The accompanying notes are an integral part of these financial statements.

88	AQR Funds	Semi-Annual Report	June 2013

Financial Highlights	June 30, 2013

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*
Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$10.11	3.37%	$2,870,618,577	1.25%	1.25%	1.25%	(1.24)%	0%
$9.78	2.99%	$2,136,959,054	1.25%	1.25%	1.25%	(1.24)%	0%
$9.57	(6.37)%	$1,078,662,373	1.25%	1.25%	1.30%	(1.22)%	0%
$10.30	5.41%	$657,237,349	1.25%	1.25%	1.28%	(1.27)%	0%

$10.05	3.29%	$998,266,920	1.50%	1.50%	1.50%	(1.50)%	0%
$9.73	2.68%	$527,318,143	1.50%	1.50%	1.52%	(1.48)%	0%
$9.55	(6.59)%	$476,854,001	1.50%	1.50%	1.57%	(1.47)%	0%
$10.28	5.12%	$271,043,038	1.50%	1.50%	1.56%	(1.54)%	0%

$8.34	(15.50)%	$51,880,415	1.05%	1.05%	1.34%	(1.05)%	0%
$9.87	(1.30)%	$63,330,812	1.05%	1.05%	1.72%	(1.04)%	0%

$8.32	(15.62)%	$4,079,326	1.30%	1.30%	1.96%	(1.30)%	0%
$9.86	(1.40)%	$2,206,303	1.30%	1.30%	4.00%	(1.30)%	0%

$10.88	(5.31)%	$1,035,712,169	0.88%	0.88%	0.88%	(0.56)%	50%
$11.49	14.05%	$868,660,662	0.95%	0.95%	0.95%	(0.03)%	72%
$10.62	5.45%[7]	$337,526,380	0.95%	0.95%	1.06%	0.41%	66%
$10.28	3.98%	$12,747,565	0.95%	0.95%	3.80%	0.44%	19%

$10.84	(5.49)%	$129,394,744	1.20%	1.20%	1.20%	(1.01)%	50%
$11.47	13.89%	$170,953,453	1.20%	1.20%	1.23%	(0.26)%	72%
$10.59	5.12%[7]	$51,560,342	1.20%	1.20%	1.42%	0.30%	66%
$10.27	3.88%	$11,234,980	1.20%	1.20%	3.96%	0.22%	19%

$9.52	(6.39)%	$61,079,411	0.95%	0.95%	1.14%	(0.57)%	112%
$10.17	1.87%	$29,993,223	0.95%	0.95%	2.07%	0.18%	0%

$9.51	(6.58)%	$19,081,802	1.20%	1.20%	1.51%	(0.35)%	112%
$10.18	1.80%	$2,259,342	1.20%	1.20%	2.81%	(0.29)%	0%

$9.23	(9.60)%	$18,913,036	1.26%	1.15%	1.70%	(0.49)%	114%
$10.21	2.44%	$16,253,630	1.28%	1.15%	2.26%	0.53%	0%

$9.24	(9.68)%	$13,194,194	1.51%	1.40%	2.18%	(0.54)%	114%
$10.23	2.38%	$5,804,844	1.53%	1.40%	3.44%	(0.62)%	0%

$10.14	2.42%	$1,238,583,303	3.79%	1.98%	3.83%	(1.56)%	73%
$9.90	2.36%	$808,261,775	3.52%	1.98%	3.60%	(1.73)%	208%
$9.70	(2.57)%[8]	$257,168,435	2.23%	1.98%	2.59%	(1.09)%	133%

$10.11	2.22%	$54,020,965	4.04%	2.23%	4.13%	(1.88)%	73%
$9.89	2.22%	$43,104,252	3.76%	2.23%	3.93%	(2.32)%	208%
$9.69	(2.73)%[8]	$44,676,329	2.48%	2.23%	2.85%	(1.37)%	133%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2013	89

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust consists of twenty-one active series, of which six of the active series are presented in this book and the remaining fifteen active series are reported in a separate book, (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR Multi-Strategy Alternative Fund. AQR Capital Management, LLC (“the Advisor”) serves as the investment Advisor of each Fund. The Advisor has retained CNH Partners, LLC (“the Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-Advisor to the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests primarily in a portfolio of futures contracts, futures-related instruments and total return swaps. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts, and total return swaps across four major asset classes (commodities, currencies, fixed-income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The Fund pursues its investment objective by investing in a portfolio of commodity futures contracts. The Fund seeks to balance risks across commodity sectors, managing risk over time through volatility targeting and drawdown control, and improving returns using information on commodity fundamentals and trends. The fund can go long or short individual commodity contracts, but will always be net long commodities as a whole. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity II MV Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities). The “MV” in the Fund’s name reflects its “moderate volatility” approach. On average, the Advisor will target an annualized volatility level of 10% and expects the Fund’s targeted annualized volatility will typically range from 7% to 13%. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity II HV Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities). The “HV” in the Fund’s name reflects its “high volatility” approach. On average, the Advisor, will target an annualized volatility level of 15% and expects that the Fund’s targeted annualized volatility will typically range from 10% to 20%. The Fund offers Class I and Class N shares.

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The Fund offers Class I and Class N shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows and the Financial Highlights of the AQR Managed Futures Strategy Fund, AQR Risk-Balanced

90	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR Multi-Strategy Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or future periods.

AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2013	% OF TOTAL NET ASSETS AT JUNE 30, 2013
AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	890,237,889	23.0%
AQR Risk-Balanced Commodities Strategy Offshore Fund, Ltd.	July 9, 2012	12,418,044	22.2%
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	232,024,781	19.9%
AQR Risk Parity II MV Offshore Fund, Ltd.	November 5, 2012	11,986,406	15.0%
AQR Risk Parity II HV Offshore Fund, Ltd.	November 5, 2012	6,291,380	19.6%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	203,641,918	15.8%

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) are generally the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and are not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss

AQR Funds	Semi-Annual Report	June 2013	91

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed, these differences could be material.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Multi-Strategy Alternative Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security

92	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

and a variable rate that is dependent on the availability of the security. The net amount of fees of $1,135,360, incurred by the AQR Multi-Strategy Alternative Fund is included in dividend and interest on securities sold short in the Statements of Operations.

Futures Contracts: The Funds invest in futures contracts as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Changes in market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed, and are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is presented as Due from Broker on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation

AQR Funds	Semi-Annual Report	June 2013	93

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments. Non-deliverable interest rate swaps are settled with the counterparty in cash without the delivery of foreign currency.

High Yield Securities: The AQR Multi-Strategy Alternative Fund invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (includes Total Return, Credit Default and Interest Rate swaps) and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt

94	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

securities issued by the U.S. Government or related agencies or other securities and money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net by derivative type and counterparty when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Repurchase Agreements: The AQR Risk Parity II HV Fund may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Master repurchase agreements govern transactions between a Fund and select counterparties. The master repurchase agreements maintain provisions for, among other things, initiation, income payments, events of default, maintenance of collateral for repurchase agreements and the disposition of such collateral following an event of default. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Reverse Repurchase Agreements: The AQR Risk Parity II HV Fund enters into under the terms of the Master Repurchase Agreement reverse repurchase agreements, the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited.

Options: The AQR Multi-Strategy Alternative Fund may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

AQR Funds	Semi-Annual Report	June 2013	95

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

Transactions in call and put options written during the period ended June 30, 2013 for the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2012	(725)	$(35,916)

Options written	(16,764)	(472,527)
Options exercised	6,786	279,996
Options outstanding, June 30, 2013	(10,703)	$(228,447)

Securities Lending: The AQR Multi-Strategy Alternative Fund may lend securities to brokers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Fund or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Securities lending income, net on the Statements of Operations. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the Securities Lending Agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Funds and the lending agent.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of June 30, 2013, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

96	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

Securities Transactions and Investment Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income/expense is recorded on the ex-dividend date.

Allocation of Income and Expenses: In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or some other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs: Costs incurred by the AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund in connection with the organization of those Funds, including professional and incorporation fees, are fully expensed by the end of the fiscal year. Offering costs, including professional fees, printing fees and the offering of the initial registration are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency and forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from Broker represents cash balances on deposit with the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

AQR Funds	Semi-Annual Report	June 2013	97

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

Distributions to Shareholders: The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Federal Income Tax Matters

At June 30, 2013, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Managed Futures Strategy Fund	$3,634,889,190	$3,996	$—	$3,996
AQR Risk-Balanced Commodities Strategy Fund	58,954,754	—	(10)	(10)
AQR Risk Parity Fund	1,075,968,272	1,830,442	(4,421,760)	(2,591,318)
AQR Risk Parity II MV Fund	69,523,704	21	(940,481)	(940,460)
AQR Risk Parity II HV Fund	24,815,404	30	(436,402)	(436,372)
AQR Multi-Strategy Alternative Fund	1,289,496,919	121,250,795	(21,250,033)	100,000,762

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of December 31, 2012, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

FUND	SHORT-TERM	LONG TERM
AQR Managed Futures Strategy Fund	$49,365,405	$20,410,226
AQR Multi-Strategy Alternative Fund	561,141	1,234,913

FUND	LATE YEAR ORDINARY LOSS DEFERRALS
AQR Managed Futures Strategy Fund	$1,744,460

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

98	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America (including those as underlying reference instruments for total return swaps) are fair valued daily based on the application of a fair value factor and therefore are considered Level 2 (Note 3). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, counterparties and other market participants. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market

AQR Funds	Semi-Annual Report	June 2013	99

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Funds based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade executions prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, model prices are reviewed against available third party model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

100	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

The following summarizes inputs used as of June 30, 2013 in valuing the Funds’ assets carried at fair value:

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$269,020,347	$—	$269,020,347
Money Market Funds	—	3,365,872,839	—	3,365,872,839
Futures Contracts*	27,685,851	–	—	27,685,851
Total Return Swap Contracts*	—	23,210,104	—	23,210,104

Total Assets	$27,685,851	$3,658,103,290	$—	$3,685,789,141
LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(15,086,818)	$—	$(15,086,818)
Total Return Swap Contracts*	—	(620,550)	—	(620,550)

Total Liabilities	$—	$(15,707,368)	$—	$(15,707,368)

* Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$2,599,230	$—	$2,599,230
Money Market Funds	—	56,355,514	—	56,355,514

Total Assets	$—	$58,954,744	$—	$58,954,744
LIABILITIES
Futures Contracts*	$(682,729)	$—	$—	$(682,729)
Total Return Swap Contracts*	—	(3,577,641)	—	(3,577,641)

Total Liabilities	$(682,729)	$(3,577,641)	$—	$(4,260,370)

* Derivative instruments, including futures and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$81,476,985	$—	$81,476,985
Short-Term Investments	—	91,472,916	—	91,472,916
U.S. Treasury Obligations	—	81,638,596	—	81,638,596
Money Market Funds	—	818,788,457	—	818,788,457
Credit Default Swap Contracts*	—	3,778,990	—	3,778,990
Total Return Swap Contracts*	—	43,636	—	43,636

Total Assets	$—	$1,077,199,580	$—	$1,077,199,580

AQR Funds	Semi-Annual Report	June 2013	101

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(3,258,471)	$—	$(3,258,471)
Futures Contracts*	(12,549,188)	–	—	(12,549,188)
Credit Default Swap Contracts*	—	(1,115,055)	—	(1,115,055)
Interest Rate Swap Contracts*	—	(11,839,502)	—	(11,839,502)
Total Return Swap Contracts*	—	(4,827,362)	—	(4,827,362)

Total Liabilities	$(12,549,188)	$(21,040,390)	$—	$(33,589,578)

*   Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$8,246,813	$—	$8,246,813
Short-Term Investments	—	1,899,438	—	1,899,438
U.S. Treasury Obligations	—	8,689,439	—	8,689,439
Money Market Funds	—	49,747,554	—	49,747,554
Forward Foreign Currency Exchange Contracts*	—	166,836	—	166,836
Total Return Swap Contracts*	—	2,180	—	2,180

Total Assets	$—	$68,752,260	$—	$68,752,260
LIABILITIES
Futures Contracts*	$(1,683,974)	$—	$—	$(1,683,974)
Total Return Swap Contracts*	—	(511,196)	—	(511,196)

Total Liabilities	$(1,683,974)	$(511,196)	$—	$(2,195,170)

* Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

102	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$4,782,806	$—	$4,782,806
Repurchase Agreements	—	2,668,000	—	2,668,000
Short-Term Investments	—	2,099,379	—	2,099,379
U.S. Treasury Obligations	—	5,489,996	—	5,489,996
Money Market Funds	—	9,338,851	—	9,338,851
Forward Foreign Currency Exchange Contracts*	—	41,956	—	41,956

Total Assets	$—	$24,420,988	$—	$24,420,988
LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(8,130,875)	$—	$(8,130,875)
Futures Contracts*	(633,023)	—	—	(633,023)
Total Return Swap Contracts*	—	(580,420)	—	(580,420)

Total Liabilities	$(633,023)	$(8,711,295)	$—	$(9,344,318)

* Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$53,445,111	$517,667,979	$—	$571,113,090
Convertible Preferred Stocks†	8,437,784	507,770	—	8,945,554
Corporate Bonds†	—	141,828,035	—	141,828,035
Convertible Bonds†	—	211,194,104	—	211,194,104
Preferred Stocks†	1,600,718	3,874,659	—	5,475,377
Short-Term Investments	—	22,593,310	—	22,593,310
Money Market Funds	—	427,903,059	—	427,903,059
Purchased Options	445,152	—	—	445,152
Futures Contracts*	5,269,663	—	—	5,269,663
Credit Default Swap Contracts*	—	1,467,232	—	1,467,232
Total Return Swap Contracts*	—	2,590,490	—	2,590,490
Total Return Basket Swaps Contracts*	—	43,429,898	—	43,429,898

Total Assets	$69,198,428	$1,373,056,536	$—	$1,442,254,964
LIABILITIES
Common Stocks (Sold Short)†	$(277,785,519)	$(420,457,055)	$—	$(698,242,574)
Exchange-Traded Funds (Sold Short)	(67,516,191)	—	—	(67,516,191)
Preferred Stocks (Sold Short)†	—	(2,010,546)	—	(2,010,546)
Forward Foreign Currency Exchange Contracts*	—	(1,712,997)	—	(1,712,997)
Written Options (Sold Short)*	(1,203,242)	(304)	(112)	(1,203,658)
Total Return Swap Contracts*	—	(330,345)	—	(330,345)

Total Liabilities	$(346,504,952)	$(424,511,247)	$(112)	$(771,016,311)

*   Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap, written options and total return basket swap contracts are reported at market value.

† Please refer to the Schedule of Investments to view securities segregated by country.

AQR Funds	Semi-Annual Report	June 2013	103

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $(112) are classified as Level 3 and considered quantitatively insignificant to the portfolio. The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2013 is $(84).

6. Investment Transactions

During the period ended June 30, 2013, the cost of purchases and the proceeds from sales of investments (excluding short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Managed Futures Strategy Fund	$—	$—	$—	$—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	—
AQR Risk Parity Fund	319,013,403	713,145,720	—	—
AQR Risk Parity II MV Fund	53,117,371	47,196,760	—	—
AQR Risk Parity II HV Fund	41,449,640	48,141,608	—	—
AQR Multi-Strategy Alternative Fund	407,211,797	170,373,629	403,661,921	202,234,446

During the period ended June 30, 2013, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES
AQR Risk Parity Fund	$173,706,075	$360,857,637
AQR Risk Parity II MV Fund	27,280,667	24,608,756
AQR Risk Parity II HV Fund	21,023,552	24,465,445

7. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The values of such derivative instruments reflected in the Statements of Assets and Liabilities at June 30, 2013 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure
AQR Managed Futures Strategy Fund	$2,899,119	$894,953	$—	$16,504,977	$146,563	$—	$—
AQR Risk Parity Fund	850,001	303,287	—	3,254,729	259,651	—	—
AQR Risk Parity II MV Fund	108,193	26,012	—	407,167	57,687	—	—
AQR Risk Parity II HV Fund	54,303	18,373	—	203,408	23,577	—	—
AQR Multi-Strategy Alternative Fund	3,801,813	45,129,925	—	4,808,090	29,439	—	1,203,658

Foreign Exchange Rate Risk Exposure:
Managed Futures Strategy Fund	—	—	96,333,354	—	—	111,420,172	—
AQR Risk Parity Fund	—	—	6,318,945	—	—	9,577,416	—
AQR Risk Parity II MV Fund	—	—	310,112	—	—	143,276	—
AQR Risk Parity II HV Fund	—	—	279,824	—	—	237,868	—
AQR Multi-Strategy Alternative Fund	—	—	22,838,647	—	—	24,551,644	—

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	28,754,636	—	—	4,028,020	979,310	—	—
AQR Risk Parity Fund	—	4,535,435	—	1,462,265	20,714,093	—	—
AQR Risk Parity II MV Fund	—	—	—	828,108	—	—	—
AQR Risk Parity II HV Fund	—	—	—	155,270	202,477	—	—
AQR Multi-Strategy Alternative Fund	4,320,478	5,495,136	—	787,056	5,031,127	—	—

104	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Credit Risk Exposure:
AQR Risk Parity Fund	$—	$4,376,396	$—	$—	$1,712,461	$—	$—
AQR Multi-Strategy Alternative Fund	—	1,467,232	—	—	—	—	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	44,713,300	43,686,859	—	28,148,207	20,866,385	—	—
AQR Risk Balanced Commodities Strategy Fund	1,500,048	2,615,508	—	2,182,777	6,193,149	—	—
AQR Risk Parity Fund	12,593,503	233,208	—	21,275,698	721,414	—	—
AQR Risk Parity II MV Fund	813,771	178,900	—	1,370,663	656,241	—	—
AQR Risk Parity II HV Fund	682,866	239,437	—	1,011,514	612,176	—	—
AQR Multi-Strategy Alternative Fund	8,545,964	1,575,167	—	5,803,446	1,449,619	—	—

Netting:
AQR Managed Futures Strategy Fund	(48,681,204)	(21,992,258)	(96,333,354)	(48,681,204)	(21,992,258)	(96,333,354)	—
AQR Risk Balanced Commodities Strategy Fund	(1,500,048)	(2,615,508)	—	(1,500,048)	(2,615,508)	—	—
AQR Risk Parity Fund	(13,443,504)	(9,448,326)	(6,318,945)	(13,443,504)	(9,448,326)	(6,318,945)	—
AQR Risk Parity II MV Fund	(921,964)	(204,912)	(143,276)	(921,964)	(204,912)	(143,276)	—
AQR Risk Parity II HV Fund	(737,169)	(257,810)	(237,868)	(737,169)	(257,810)	(237,868)	—
AQR Multi-Strategy Alternative Fund	(11,398,592)	(6,510,185)	(22,838,647)	(11,398,592)	(6,510,185)	(22,838,647)	—

Net Fair Value of Derivative Contracts:
AQR Managed Futures Strategy Fund	27,685,851	22,589,554	—	—	—	15,086,818	—
AQR Risk Balanced Commodities Strategy Fund	—	—	—	682,729	3,577,641	—	—
AQR Risk Parity Fund	—	—	—	12,549,188	13,959,293	3,258,471	—
AQR Risk Parity II MV Fund	—	—	166,836	1,683,974	509,016	—	—
AQR Risk Parity II HV Fund	—	—	41,956	633,023	580,420	—	—
AQR Multi-Strategy Alternative Fund	5,269,663	47,157,275	—	—	—	1,712,997	1,203,658

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2013:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Managed Futures Strategy Fund	$59,464,114	$13,153,674	$—	$—	$(23,875,276)	$1,846,157	$—	$—
AQR Risk Parity Fund	27,242,573	(1,737,210)	—	—	(4,253,443)	(196,666)	—	—
AQR Risk Parity II MV Fund	1,715,981	(355,006)	—	—	(355,740)	(34,505)	—	—
AQR Risk Parity II HV Fund	1,620,964	(228,235)	—	—	(243,228)	(12,646)	—	—
AQR Multi-Strategy Alternative Fund	(30,401,027)	10,755,591	—	279,584	(3,581,715)	42,528,953	—	(982,271)

AQR Funds	Semi-Annual Report	June 2013	105

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS

Foreign Exchange Rate Risk Exposure:
AQR Managed Futures Strategy Fund	$—	$—	$101,650,223	$—	$—	$—	$(76,934,726)	$—
AQR Risk Parity Fund	—	—	(2,579,587)	—	—	—	94,077	—
AQR Risk Parity II MV Fund	—	—	341,090	—	—	—	211,234	—
AQR Risk Parity II HV Fund	—	—	40,613	—	—	—	140,187	—
AQR Multi-Strategy Alternative Fund	—	—	15,839,847	—	—	—	(9,847,950)	—

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	(71,249,380)	(15,169,377)	—	—	27,431,130	(3,387,293)	—	—
AQR Risk Parity Fund	(12,313,610)	(5,485,145)	—	—	(417,753)	(19,320,332)	—	—
AQR Risk Parity II MV Fund	(1,199,699)	(301,405)	—	—	(801,999)	320	—	—
AQR Risk Parity II HV Fund	(756,834)	(824,212)	—	—	(92,147)	(178,362)	—	—
AQR Multi-Strategy Alternative Fund	1,761,293	(8,153,119)	—	—	3,235,656	506,026	—	—

Credit Risk Exposure:
AQR Risk Parity Fund	—	10,336,884	—	—	—	4,064,555	—	—
AQR Multi-Strategy Alternative Fund	—	2,585,658	—	—	—	1,103,039	—	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	7,208,291	36,659,834	—	—	11,203,931	22,279,530	—	—
AQR Risk-Balanced Commodities Strategy Fund	(420,069)	(7,732,554)	—	—	(944,264)	(1,885,027)	—	—
AQR Risk Parity Fund	(22,836,572)	169,298	—	—	(5,507,394)	(443,360)	—	—
AQR Risk Parity II MV Fund	(1,717,282)	(267,471)	—	—	(517,956)	(468,114)	—	—
AQR Risk Parity II HV Fund	(1,192,465)	(461,968)	—	—	(282,222)	(333,616)	—	—
AQR Multi-Strategy Alternative Fund	16,893,694	(822,506)	—	—	1,670,963	164,798	—	—

For swaps, futures and forward foreign currency exchange contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, as amended by ASU No. 2013-01 clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions to the extent they are subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure requirements for the current reporting period.
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

106	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR MANAGED FUTURES STRATEGY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$894,953	$(894,953)	$—	$—	$—	$—
Barclays Capital	Futures Contracts	2,789,060	(2,789,060)	—	—	—	—
	Total Return Swap Contracts	43,686,859	(20,476,755)	23,210,104	—	—	23,210,104
Goldman Sachs	Futures Contracts	10,183,006	(6,715,434)	3,467,572	—	—	3,467,572
J.P. Morgan	Futures Contracts	63,393,561	(23,285,037)	40,108,524	—	—	40,108,524
Morgan Stanley Capital Services, Inc.	Futures Contracts	1,428	(1,428)	—	—	—	—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	96,333,354	(96,333,354)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		217,282,221	(150,496,021)	66,786,200	—	—	66,786,200
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$217,282,221	$(150,496,021)	$66,786,200	$—	$—	$66,786,918

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$979,310	$(894,953)	$84,357	$—	$(84,357)	$—
Barclays Capital	Futures Contracts	16,504,978	(2,789,060)	13,715,918	—	13,715,918	—
	Total Return Swap Contracts	20,476,755	(20,476,755)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	389,630	—	389,630	—	(389,630)	—
Goldman Sachs	Futures Contracts	6,715,434	(6,715,434)	—	—	—	—
J.P. Morgan	Futures Contracts	23,285,037	(23,285,037)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	2,175,755	(1,428)	2,174,327	—	(2,174,327)	—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	111,420,172	(96,333,354)	15,086,818	—	(15,086,818)	—
	Total Return Swap Contracts	146,563	—	146,563	—	(146,563)	—
Total financial instruments subject to a master netting agreement or similar arrangement		182,093,634	(150,496,021)	31,597,613	—	(31,597,613)	—
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$182,093,634	$(150,496,021)	$31,597,613	$—	$(31,597,613)	$—

(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $213,437,108.

AQR Funds	Semi-Annual Report	June 2013	107

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Barclays Capital	Total Return Swap Contracts	$2,604,128	$(2,604,128)	$—	$—	$—	$—
Deutsche Bank	Total Return Swap Contracts	11,380	(11,380)	—	—	—	—
Goldman Sachs	Futures Contracts	53,749	(53,749)	—	—	—	—
J.P. Morgan	Futures Contracts	1,437,459	(1,437,459)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	8,840	(8,840)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		4,115,556	(4,115,556)	—	—	—	—
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$4,115,556	$(4,115,556)	$—	$—	$—	$—

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Total Return Swap Contracts	$6,159,365	$(2,604,128)	$3,555,237	$—	$(3,555,237)	$—
Deutsche Bank	Total Return Swap Contracts	33,784	(11,380)	22,404	—	—	22,404
Goldman Sachs	Futures Contracts	206,674	(53,749)	152,925	—	(152,925)	—
J.P. Morgan	Futures Contracts	1,725,068	(1,437,459)	287,609	—	(287,609)	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	251,035	(8,840)	242,195	—	(242,195)	—
Total financial instruments subject to a master netting agreement or similar arrangement		8,375,926	(4,115,556)	4,260,370	—	(4,237,966)	22,404
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$8,375,926	$(4,115,556)	$4,260,370	$—	$(4,237,966)	$22,404

(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,782,912.

108	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR RISK PARITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Barclays Capital	Futures Contracts	$850,001	$(850,001)	$—	$—	$—	$—
	Total Return Swap Contracts	233,208	(233,208)	—	—	—	—
CitiBank	Credit Default Swap Contracts	4,376,396	(597,406)	3,778,990	—	(430,000)	3,348,990
J.P. Morgan	Futures Contracts	11,982,515	(11,982,515)	—	—	—	—
Goldman Sachs	Futures Contracts	560,318	(560,318)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	50,670	(50,670)	—	—	—	—
	Total Return Swap Contracts	303,287	(259,651)	43,636	(43,636)	—	—
Royal Bank of Scotland	Interest Rate Swap Contracts	4,535,435	(4,535,435)	—	—	—	—
	Forward Foreign Currency Exchange Contracts	6,318,945	(6,318,945)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		29,210,775	(25,388,149)	3,822,626	(43,636)	(430,000)	3,348,990
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$29,210,775	$(25,388,149)	$3,822,626	$(43,636)	$(430,000)	$3,348,990

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Bank of America	Credit Default Swap Contracts	$7,265	$—	$7,265	$—	$(7,265)	$—
	Total Return Swap Contracts	4,339,156	—	4,339,156	—	(4,322,735)	16,421
Barclays Capital	Futures Contracts	3,190,694	(850,001)	2,340,693	—	(2,340,693)	—
	Total Return Swap Contracts	611,034	(233,208)	377,826	—	(377,826)	—
CitiBank	Credit Default Swap Contracts	597,406	(597,406)	—	—	—	—
Deutsche Bank	Credit Default Swap Contracts	796,639	—	796,639	—	(796,639)	—
	Total Return Swap Contracts	110,380	—	110,380	—	(110,380)	—
Goldman Sachs	Futures Contracts	2,560,824	(560,318)	2,000,506	—	(2,000,506)	—
J.P. Morgan	Futures Contracts	19,096,714	(11,982,515)	7,114,199	—	(7,114,199)	—
Morgan Stanley Capital Services, Inc.	Credit Default Swap Contracts	258,717	—	258,717	(43,636)	(215,081)	—
	Futures Contracts	1,144,460	(50,670)	1,093,790	—	(1,093,790)	—
	Total Return Swap Contracts	259,651	(259,651)	—	—	—	—
Royal Bank of Scotland	Credit Default Swap Contracts	52,434	—	52,434	—	(52,434)	—
	Interest Rate Swap Contracts	16,374,937	(4,535,435)	11,839,502	—	(11,839,502)	—
	Forward Foreign Currency Exchange Contracts	9,577,416	(6,318,945)	3,258,471	—	(3,258,471)	—
Total financial instruments subject to a master netting agreement or similar arrangement		58,977,727	(25,388,149)	33,589,578	(43,636)	(33,529,521)	16,421
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$58,977,727	$(25,388,149)	$33,589,578	$(43,636)	$(33,529,521)	$16,421

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $400,000.

(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $37,069,932.

AQR Funds	Semi-Annual Report	June 2013	109

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR RISK PARITY II MV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$2,180	$—	$2,180	$—	$—	$2,180
Barclays Capital	Futures Contracts	108,193	(108,193)	—	—	—	—
	Total Return Swap Contracts	178,900	(178,900)	—	—	—	—
Goldman Sachs	Futures Contracts	33,077	(33,077)	—	—	—	—
	Total Return Swap Contracts	23,832	(23,832)	—	—	—	—
J.P. Morgan	Futures Contracts	774,524	(774,524)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	6,170	(6,170)	—	—	—	—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	310,112	(143,276)	166,836	—	(166,836)	—
Total financial instruments subject to a master netting agreement or similar arrangement		1,436,988	(1,267,972)	169,016	—	(166,836)	2,180
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$1,436,988	$(1,267,972)	$169,016	$—	$(166,836)	$2,180

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Barclays Capital	Futures Contracts	$392,845	$(108,193)	$284,652	$—	$(284,652)	$—
	Total Return Swap Contracts	656,241	(178,900)	477,341	—	(210,000)	267,341
Goldman Sachs	Futures Contracts	84,112	(33,077)	51,035	—	(51,035)	—
	Total Return Swap Contracts	57,687	(23,832)	33,855	—	(33,855)	—
J.P. Morgan	Futures Contracts	2,041,479	(774,524)	1,266,955	—	(1,266,955)	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	87,502	(6,170)	81,332	—	(81,332)	—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	143,276	(143,276)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		3,463,142	(1,267,972)	2,195,170	—	(1,927,829)	267,341
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$3,463,142	$(1,267,972)	$2,195,170	$—	$(1,927,829)	$267,341

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $23,164.

(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,898,304.

110	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR RISK PARITY II HV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$1,083	$(1,083)	$—	$—	$—	$—
Barclays Capital	Futures Contracts	54,303	(54,303)	—	—	—	—
	Repurchase Agreements	1,209,000	—	1,209,000	(1,209,000)	—	—
	Total Return Swap Contracts	239,437	(239,437)	—	—	—	—
Goldman Sachs	Futures Contracts	15,489	(15,489)	—	—	—	—
	Total Return Swap Contracts	17,290	(17,290)	—	—	—	—
J.P. Morgan	Futures Contracts	664,257	(664,257)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	3,120	(3,120)	—	—	—	—
	Repurchase Agreements	1,459,000	—	1,459,000	(1,459,000)	—	—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	279,824	(237,868)	41,956	—	—	41,956
Total financial instruments subject to a master netting agreement or similar arrangement		3,942,803	(1,232,847)	2,709,956	(2,668,000)	—	41,956
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$3,942,803	$(1,232,847)	$2,709,956	$(2,668,000)	$—	$41,956

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$202,477	$(1,083)	$201,394	$—	$(201,394)	$—
Barclays Capital	Futures Contracts	195,206	(54,303)	140,903	—	(140,903)	—
	Reverse Repurchase Agreements	2,789,500	—	2,789,500	(2,783,970)	(5,530)	—
	Total Return Swap Contracts	612,176	(239,437)	372,739	—	(220,000)	152,739
Goldman Sachs	Futures Contracts	204,819	(15,489)	189,330	—	(138,452)	50,878
	Total Return Swap Contracts	23,577	(17,290)	6,287	—	(6,287)	—
J.P. Morgan	Futures Contracts	926,146	(664,257)	261,889	—	(261,889)	—
Morgan Stanley Capital Services, Inc.	Futures Contracts	44,021	(3,120)	40,901	—	(40,901)	—
	Reverse Repurchase Agreements	5,341,375	—	5,341,375	(5,338,963)	—	2,412
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	237,868	(237,868)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		10,577,165	(1,232,847)	9,344,318	(8,122,933)	(1,015,356)	206,029
Total financial instruments not subject to a master netting agreement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$10,577,165	$(1,232,847)	$9,344,318	$(8,122,933)	$(1,015,356)	$206,029

(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,202,451.

AQR Funds	Semi-Annual Report	June 2013	111

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

AQR MULTI-STRATEGY ALTERNATIVE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$5,495,136	$(5,031,127)	$464,009	$—	$(350,000)	$114,009
Barclays Capital	Futures Contracts	3,801,814	(3,801,814)	—	—	—	—
	Total Return Swap Contracts	1,209,777	(1,119,274)	90,503	—	—	90,503
Citibank	Credit Default Swap Contracts	1,467,232	—	1,467,232	—	—	1,467,232
Deutsche Bank	Total Return Basket Swaps Contracts	4,503,448	—	4,503,448	(330,345)	—	4,173,103
Goldman Sachs	Futures Contracts	2,416,293	(1,322,481)	1,093,812	—	—	1,093,812
J.P. Morgan	Futures Contracts	10,450,045	(4,931,675)	5,518,370	—	—	5,518,370
Merrill Lynch	Total Return Swap Contracts	365,390	—	365,390	—	—	365,390
Morgan Stanley Capital Services, Inc.	Futures Contracts	101	(101)	—	—	—	—
	Total Return Basket Swaps Contracts	38,926,450	—	38,926,450	—	—	38,926,450
	Total Return Swap Contracts	1,700,027	(29,439)	1,670,588	—	—	1,670,588
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	22,838,647	(22,838,647)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		93,174,360	(39,074,558)	54,099,802	(330,345)	(350,000)	53,419,457
Total financial instruments not subject to a master netting arrangement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$93,174,360	$(39,074,558)	$54,099,802	$(330,345)	$(350,000)	$53,419,457

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$5,031,127	$(5,031,127)	$—	$—	$—	$—
Barclays Capital	Futures Contracts	4,230,740	(3,801,814)	428,926	—	(428,926)	—
	Total Return Swap Contracts	1,119,274	(1,119,274)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	330,345	—	330,345	(330,345)	—	—
Goldman Sachs	Futures Contracts	1,322,481	(1,322,481)	—	—	—	—
J.P. Morgan	Futures Contracts	4,931,675	(4,931,675)	—	—	—	—
	Written Options	1,203,658	—	1,203,658	—	—	1,203,658
Morgan Stanley Capital Services, Inc.	Futures Contracts	913,694	(101)	913,593	—	(913,593)	—
	Total Return Swap Contracts	29,439	(29,439)	—	—	—	—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	24,551,644	(22,838,647)	1,712,997	—	(1,712,997)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		43,664,077	(39,074,558)	4,589,519	(330,345)	(3,055,516)	1,203,658
Total financial instruments not subject to a master netting arrangement or similar arrangement		—	—	—	—	—	—

Total financial instruments		$43,664,077	$(39,074,558)	$4,589,519	$(330,345)	$(3,055,516)	$1,203,658

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $400,000.

(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $188,135,201.

112	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

For the period ended June 30, 2013, the quarterly average values of the derivatives held by the Funds were as follows:

	AQR MANAGED FUTURES STRATEGY FUND	AQR RISK BALANCED COMMODITIES STRATEGY FUND	AQR RISK PARITY FUND	AQR RISK PARITY II MV	AQR RISK PARITY II HV	AQR MULTI- STRATEGY ALTERNATIVE FUND
Futures Contracts *
Average Notional Balance Long	$7,292,225,695	$45,823,456	$1,161,908,299	$107,107,639	$76,776,200	$1,496,311,960
Average Notional Balance Short	5,451,014,269	21,222,356	151,844,928	9,197,664	7,469,062	1,698,191,796

Forward Foreign Currency Exchange Contracts *
Average Value Purchased	4,413,086,991	—	508,620,822	8,380,357	7,768,017	1,025,644,559
Average Value Sold	4,177,303,197	—	612,554,700	22,136,369	20,413,169	1,105,234,465
Exchange-Traded Options *
Average Value of Contracts Written	—	—	—	—	—	444,758

Credit Default Swaps *
Average Notional Balance — Buy Protection	—	—	639,285,117	—	—	46,736,500
Average Notional Balance — Sell Protection	—	—	826,715,351	—	—	57,595,500

Total Return Swaps*
Average Notional Balance — Long	877,926,331	104,312,985	392,958,787	11,209,584	23,635,892	267,294,928
Average Notional Balance — Short	860,127,779	41,933,295	2,291,169	2,737,420	3,677,611	239,686,976

Interest Rate-Related Swaps *
Average Notional Balance	—	—	880,838,729	—	—	—

Total Return Basket Swaps *
Average Notional of Underlying Positions — Long	—	—	—	—	—	1,046,516,757
Average Notional of Underlying Positions — Short	—	—	—	—	—	842,558,073

*	Values as of each quarter end are used to calculate the average represented.

The Funds’ derivative contracts held at June 30, 2013, are not accounted for as hedging instruments under GAAP.

8. Investment Advisory and Other Agreements

The Advisor serves as the investment Advisor to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, or an Investment Management Agreement, dated June 10, 2010, as amended, entered into by the Trust, on behalf of the Funds (together, the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Advisor provides persons satisfactory to the Funds’ Board of Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Advisor a management fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Managed Futures Strategy Fund	1.05%
AQR Risk-Balanced Commodities Strategy Fund	0.60	*
AQR Risk Parity Fund	0.75	**
AQR Risk Parity II MV Fund	0.50	***
AQR Risk Parity II HV Fund	0.70	****
AQR Multi-Strategy Alternative Fund	1.85	*****

AQR Funds	Semi-Annual Report	June 2013	113

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

*	The AQR Risk-Balanced Commodities Strategy Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.60% on the first $1 billion of net assets; the second tier charges 0.575% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.55% on net assets in excess of $3 billion.
**	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
***	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.50% on the first $1 billion of net assets; the second tier charges 0.475% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.45% on net assets in excess of $3 billion.
****	The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.70% on the first $1 billion of net assets; the second tier charges 0.675% on net assets in excess of $1 billion, up to $3 billion; and the third tier charges 0.65% on net assets in excess of $3 billion.
*****	The AQR Multi-Strategy Alternative Fund Advisory Fee is based on the following two tier structure. The first tier charges 1.85% on the first $1 billion of net assets and the second tier charges 1.80% on net assets in excess of $1 billion.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2014. The Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N
AQR Managed Futures Strategy Fund	1.25%	1.50%
AQR Risk-Balanced Commodities Strategy Fund	1.05%	1.30%
AQR Risk Parity Fund	0.95%	1.20%
AQR Risk Parity II MV Fund	0.95%	1.20%
AQR Risk Parity II HV Fund	1.15%	1.40%
AQR Multi-Strategy Alternative Fund	1.98%	2.23%

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended June 30, 2013, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at June 30, 2013 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2013	TOTAL POTENTIAL RECOUPMENT AMOUNT AT JUNE 30, 2013	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2013	2014	2015	2016

AQR MANAGED FUTURES STRATEGY FUND
Class I	$—	$182,898	$13,457	$169,441	$—	$—
Class N	7,299	445,355	52,983	307,475	77,598	7,299

Totals	$7,299	$628,253	$66,440	$476,916	$77,598	$7,299

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$85,617	$267,427	$—	$—	$181,810	$85,617
Class N	12,913	32,013	—	—	19,100	12,913

Totals	$98,530	$299,440	$—	$—	$200,910	$98,530

114	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED JUNE 30, 2013	TOTAL POTENTIAL RECOUPMENT AMOUNT AT JUNE 30, 2013	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2013	2014	2015	2016

AQR RISK PARITY FUND
Class I	$—	$1,760	$1,760	$—	$—	$—
Class N	—	191,754	60,257	96,564	34,933	—

Totals	$—	$193,514	$62,017	$96,564	$34,933	$—

AQR RISK PARITY II MV FUND
Class I	$65,918	$168,256	$—	$—	$102,338	$65,918
Class N	19,847	33,404	—	—	13,557	19,847

Totals	$85,765	$201,660	$—	$—	$115,895	$85,765

AQR RISK PARITY II HV FUND
Class I	$62,404	$142,057	$—	$—	$79,653	$62,404
Class N	51,614	87,886	—	—	36,272	51,614

Totals	$114,018	$229,943	$—	$—	$115,925	$114,018

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$196,679	$969,612	$—	$322,982	$449,951	$196,679
Class N	22,082	137,130	—	59,491	55,557	22,082

Totals	$218,761	$1,106,742	$—	$382,473	$505,508	$218,761

During the period ended June 30, 2013, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N
AQR Managed Futures Strategy Fund	$203,367	$—
AQR Risk Parity Fund	14,138	4,345

Pursuant to the Sub-Advisory Agreement between the Sub-Advisor, the Advisor and the Trust, the Advisor will pay the Sub-Advisor an annual fee, payable monthly, at the annual rate of 0.35% of the average daily net assets for AQR Multi-Strategy Alternative Fund.

J.P. Morgan Investor Services Co., serves as the Funds’ Administrator and Accounting Agent and JPMorgan Chase Bank, N.A., serves as Custodian.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds, as applicable. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds, as applicable.

10. Shareholder Service Plan

Pursuant to a Shareholder Services Agreement, between the Trust (excluding the AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund) and the Advisor, the Advisor provides a wide range of services to the Funds and their shareholders. These services include, among others, access to performance information reporting, analysis and explanations of Fund reports as well as electronic access to Fund information. Under this

AQR Funds	Semi-Annual Report	June 2013	115

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

agreement the Advisor receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N
AQR Risk-Balanced Commodities Strategy Fund	0.25%	0.25%
AQR Risk Parity II MV Fund	0.25	0.25
AQR Risk Parity II HV Fund	0.25	0.25

In addition, the Advisor may, from time to time, compensate third parties (including financial intermediaries) from the fees the Advisor receives under the Shareholder Services Agreement for non-distribution shareholder services such third parties provide to clients or customers that are shareholders of the Funds. Fees incurred by the Funds under the Plan and/or the shareholder services agreement for the period ended June 30, 2013, were as follows:

FUND	CLASS I	CLASS N
AQR Risk-Balanced Commodities Strategy Fund	$76,180	$4,937
AQR Risk Parity II MV Fund	87,664	16,173
AQR Risk Parity II HV Fund	35,395	19,263

11. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be the Funs best interest to do so.

The counterparties to the Funds securities sold short, currency forward, futures, option and swap contracts and reverse repurchase agreements include affiliates of the Funds clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of

116	AQR Funds	Semi-Annual Report	June 2013

Notes to Consolidated Financial Statements (Unaudited)	June 30, 2013

Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of June 30, 2013, the AQR Multi-Strategy Alternative Fund pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

12. Line of Credit

Effective March 1, 2013 and terminating on March 1, 2014, the Trust had renewed a committed, $150,000,000 syndicated line of credit with Bank of America, N.A., as the Administrative Agent. Borrowings, if any, under this arrangement bore interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate and (ii) the Eurodollar Rate, the amount of such excess, which was paid quarterly. The maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and did not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, investments of the responsible Fund may be designated as collateral until its loan is repaid in full. For the period ended June 30, 2013, the Funds did not have any outstanding borrowings under this agreement.

13. Principal Ownership

As of June 30, 2013, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Risk Parity II HV Fund	1	9.37%

*	The percentage shown is owned by the Advisor and its affiliates.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

AQR Funds	Semi-Annual Report	June 2013	117

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 6/30/13” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/13	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/13

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$1,033.70	1.25%	$6.30
Hypothetical Return	$1,000.00	$1,018.60	1.25%	$6.26

Class N
Actual Return	$1,000.00	$1,032.90	1.50%	$7.56
Hypothetical Return	$1,000.00	$1,017.36	1.50%	$7.50

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$845.00	1.05%	$4.80
Hypothetical Return	$1,000.00	$1,019.59	1.05%	$5.26

Class N
Actual Return	$1,000.00	$843.80	1.30%	$5.94
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

118	AQR Funds	Semi-Annual Report	June 2013

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/13	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/13

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$946.90	0.88%	$4.25
Hypothetical Return	$1,000.00	$1,020.43	0.88%	$4.41

Class N
Actual Return	$1,000.00	$945.10	1.20%	$5.79
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$936.10	0.95%	$4.56
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$934.20	1.20%	$5.75
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$904.00	1.15%	$5.43
Hypothetical Return	$1,000.00	$1,019.09	1.15%	$5.76

Class N
Actual Return	$1,000.00	$903.20	1.40%	$6.61
Hypothetical Return	$1,000.00	$1,017.85	1.40%	$7.00

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$1,024.20	1.98%	$9.99
Hypothetical Return	$1,000.00	$1,014.93	1.98%	$9.94

Class N
Actual Return	$1,000.00	$1,022.20	2.23%	$11.18
Hypothetical Return	$1,000.00	$1,013.74	2.23%	$11.13

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2013	119

Board Approval of Investment Advisory Agreements (Unaudited)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on February 21-22, 2013, to consider the continuation of the: (i) Investment Advisory Agreement between the Trust, on behalf of the AQR Managed Futures Strategy Fund, and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”); (ii) Investment Management Agreement between the Trust, on behalf of AQR Diversified Arbitrage Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund, and AQR (the “Investment Management Agreement”); (iii) Amended and Restated Investment Sub-Advisory Agreement for the AQR Diversified Arbitrage Fund between CNH Partners, LLC (“CNH”) and AQR (the “Investment Sub-Advisory Agreement”); and (iv) the Investment Sub-Advisory Agreement for the AQR Multi-Strategy Alternative Fund between CNH and AQR, (together with the Investment Sub-Advisory Agreement, the “Sub-Advisory Agreements”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), had had a separate call in advance of the in person meeting held on February 21-22, 2013 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in person meeting held on February 21-22, 2013, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by AQR and CNH relevant to the Board’s consideration of whether to approve the continuation of the Investment Advisory Agreement, the Investment Management Agreement and the Sub-Advisory Agreements. These materials included: (i) memoranda and materials prepared by AQR, describing personnel and services provided to the Funds; (ii) memoranda and materials prepared by CNH, describing personnel and services provided to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund; (iii) performance information for the Funds relevant to the consideration of the Investment Advisory Agreement, Investment Management Agreement and Sub-Advisory Agreements; (iv) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses; (v) a discussion of the financial statements of AQR; and (vi) a discussion of the compliance programs of AQR and CNH and the regulatory exam histories of each. AQR and CNH are referred to herein as the “Advisor,” as applicable. The Investment Advisory Agreement, the Investment Management Agreement and the Sub-Advisory Agreements are referred to collectively herein as the “Advisory Agreement,” as applicable.

At the in person meeting held on February 21-22, 2013, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for an additional one-year period. In approving the continuation of the Advisory Agreement, the Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Funds and the Advisor’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Advisor from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Advisor and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Advisory Agreement:

The Nature, Extent and Quality of the Services Provided by the Advisor. The Board Members reviewed the services that the Advisor provides to the Funds under the Advisory Agreement. The Board considered the size and experience of the Advisor’s staff, its use of technology, and the Funds’ investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Advisor as an investment adviser. In connection with the investment advisory services to be provided to the Funds, the Board Members took into account detailed discussions they had with officers of the Advisor regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked detailed questions of, and received answers from, the officers of the Advisor regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks. The Board considered information about how portfolio managers are compensated by the Advisor.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing CNH, with respect to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, fund accounting, and marketing services, as well as

120	AQR Funds	Semi-Annual Report	June 2013

Board Approval of Investment Advisory Agreements (Unaudited)

provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance and administrative services to be provided to the Funds by AQR.

The Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with counsel to discuss and consider the Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the Funds.

Investment Performance of the Funds and the Advisor’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Advisor’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Advisor’s performance in managing other registered investment companies and private funds, noting that other funds the Advisor manages might have investment objectives, policies or restrictions different from those of the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Advisor from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Advisor pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

To assist in this analysis, the Board received materials independently prepared by Morningstar (“Morningstar Report”). The Morningstar Report illustrated comparative fee information for each Fund’s Morningstar category, including expense comparisons of contractual management fees and actual net expenses. The Board also received and reviewed information regarding the profitability of the Advisor with respect to Fund-related activities and the Advisor’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Advisor, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Advisor’s unaudited financial statements. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

The Board concluded that the management fees are reasonable.

Economies of Scale. The Advisor provided to the Board information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that none of the Funds, except for the AQR Risk Parity Fund and the AQR Multi-Strategy Alternative Fund, currently have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, the Advisor presented information to show that the fees were set at a level that is competitive relative to comparable funds. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Advisor’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Advisor or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Advisor’s brokerage and soft dollar practices. The Board considered that the Advisor is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firms’ various advisory clients. The Board noted that the Advisor does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and benefits to be gained by the Advisor

AQR Funds	Semi-Annual Report	June 2013	121

Board Approval of Investment Advisory Agreements (Unaudited)

in providing such services, including the investment advisory and administrative components. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds. As a result, all of the Board Members, including the Independent Board Members, approved the continuation of the Advisory Agreement with respect to the Funds. The Independent Board Members were represented by counsel who assisted them in their deliberations.

122	AQR Funds	Semi-Annual Report	June 2013

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Sub-Advisor

CNH Partners, LLC

Two Greenwich Plaza, 1st Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

J.P. Morgan Investor Services Co.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website www.aqrfunds.com, or by accessing the SEC’s website at www.SEC.Gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and polices, experienced of its management, marketability of shares and other information.

P.O. Box 2248

Denver, CO 80201-2248

1-866-290-2688

www.aqrfunds.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer

September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
Date: September 5, 2013

By: /s/ John Howard
John Howard,
Principal Financial Officer
Date: September 5, 2013